Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 14.8%
Transamerica International Equity Index VP (A)	436,512	$ 3,823,846

U.S. Equity Fund - 44.5%
Transamerica U.S. Equity Index VP (A)	1,015,371	11,443,227

U.S. Fixed Income Fund - 40.7%
Transamerica Core Bond (A)	1,016,489	10,469,841

Total Investment Companies (Cost $27,364,585)		25,736,914

Total Investments (Cost $27,364,585)		25,736,914
Net Other Assets (Liabilities) - (0.0)% (B)		(9,873)

Net Assets - 100.0%		$ 25,727,041

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$25,736,914	$—	$—	$25,736,914

Total Investments	$25,736,914	$—	$—	$25,736,914

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$10,517,495	$1,574,863	$(1,773,332)	$146,810	$4,005	$10,469,841	1,016,489	$75,530	$—
Transamerica International Equity Index VP	3,936,293	1,329,653	(341,155)	(58,592)	(1,042,353)	3,823,846	436,512	—	—
Transamerica U.S. Equity Index VP	11,817,803	2,824,872	(485,011)	22,190	(2,736,627)	11,443,227	1,015,371	—	—

Total	$26,271,591	$5,729,388	$(2,599,498)	$110,408	$(3,774,975)	$25,736,914	2,468,372	$75,530	$—

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.2%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 1,105,000	$ 779,025
7.50%, 03/15/2025 (A)	309,000	220,781
7.88%, 04/15/2027 (A)	292,000	194,866
Triumph Group, Inc.
5.25%, 06/01/2022	935,000	771,375
7.75%, 08/15/2025 (B)	462,000	334,950

		2,300,997

Airlines - 1.8%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A)	1,342,000	939,400
5.00%, 06/01/2022 (A)	15,000	12,038
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	301,622	299,360
5.63%, 07/15/2022 (A)	203,684	202,422
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	191,112	188,197
6.90%, 10/19/2023	307,620	298,410
United Airlines Holdings, Inc.
4.25%, 10/01/2022	407,000	371,306
4.88%, 01/15/2025	649,000	558,140
United Airlines Pass-Through Trust,
Series B, 4.63%, 03/03/2024	172,520	161,412
US Airways Pass-Through Trust
5.38%, 05/15/2023	392,084	374,315
6.75%, 12/03/2022	432,153	418,418

		3,823,418

Auto Components - 0.9%
Dana, Inc.
5.38%, 11/15/2027	369,000	298,890
5.50%, 12/15/2024	190,000	165,777
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	331,217
5.00%, 05/31/2026 (B)	257,000	237,083
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	428,000	404,460
8.50%, 05/15/2027 (A)	482,000	420,497

		1,857,924

Banks - 3.3%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	912,957
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	264,309
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	680,000	613,700
CIT Group, Inc.
4.75%, 02/16/2024	394,000	385,135
5.00%, 08/15/2022	390,000	378,300
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	910,503
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	1,125,000	1,095,833
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	359,000	314,197
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	359,795
Fixed until 09/27/2025 (C), 7.50% (D)	200,000	179,760

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (C), 8.63% (D)	$ 490,000	$ 477,750
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	920,000	846,078

		6,738,317

Beverages - 0.5%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,012,000	981,640

Building Products - 3.0%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	1,890,000	1,512,000
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	104,000	93,600
6.75%, 06/01/2027 (A)	443,000	434,140
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A) (B)	2,026,000	1,742,360
Griffon Corp.
5.25%, 03/01/2022	456,000	424,080
5.75%, 03/01/2028 (A)	1,273,000	1,196,620
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	761,000	745,780

		6,148,580

Capital Markets - 1.3%
Credit Suisse Group AG
Fixed until 12/18/2024 (C), 6.25% (A) (D)	166,000	152,928
Fixed until 08/21/2026 (C), 6.38% (A) (D)	387,000	339,670
Fixed until 09/12/2025 (C), 7.25% (A) (B) (D)	465,000	421,987
Fixed until 07/17/2023 (C), 7.50% (A) (D)	345,000	317,952
Fixed until 12/11/2023 (C), 7.50% (A) (D)	1,205,000	1,159,812
Deutsche Bank AG
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	133,900
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (D), 04/30/2020 (C)	169,000	123,370

		2,649,619

Chemicals - 2.2%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	686,000	394,450
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	776,000	659,600
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	517,725
5.25%, 06/01/2027 (A)	1,521,000	1,281,443
OCI NV
6.63%, 04/15/2023 (A)	625,000	568,750
Olin Corp.
5.13%, 09/15/2027	825,000	730,125
5.63%, 08/01/2029	493,000	453,683

		4,605,776

Commercial Services & Supplies - 2.7%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	690,563
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	316,000	268,600
5.75%, 07/15/2027 (A)	784,000	623,358
6.38%, 04/01/2024 (A)	312,000	249,600

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp.
12.25%, 11/15/2026 (A)	$ 673,000	$ 524,940
Garda World Security Corp.
4.63%, 02/15/2027 (A)	708,000	633,660
8.75%, 05/15/2025 (A)	1,080,000	993,600
9.50%, 11/01/2027 (A)	116,000	103,692
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,094,000	1,017,420
Stericycle, Inc.
5.38%, 07/15/2024 (A)	562,000	556,380

		5,661,813

Communications Equipment - 1.3%
CommScope Technologies LLC
5.00%, 03/15/2027 (A) (B)	13,000	11,278
6.00%, 06/15/2025 (A)	1,584,000	1,449,677
CommScope, Inc.
5.50%, 03/01/2024 (A)	236,000	238,832
6.00%, 03/01/2026 (A)	317,000	316,524
8.25%, 03/01/2027 (A) (B)	316,000	304,592
Nokia OYJ
3.38%, 06/12/2022	477,000	474,931

		2,795,834

Construction & Engineering - 2.1%
Abengoa Abenewco 2 SAU
PIK Rate 1.50%, Cash Rate 0.00% 04/26/2024 (A) (E) (F)	603,388	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	310,000	244,900
6.75%, 08/01/2025 (A)	411,000	328,800
9.88%, 04/01/2027 (A)	1,258,000	1,258,000
Taylor Morrison Communities, Inc.
5.88%, 01/31/2025 (A)	847,000	787,710
6.00%, 09/01/2023 (A)	365,000	350,400
6.63%, 07/15/2027 (A)	624,000	561,600
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	763,000	717,220

		4,248,630

Construction Materials - 0.3%
Norbord, Inc.
6.25%, 04/15/2023 (A)	695,000	670,675

Consumer Finance - 2.9%
Ally Financial, Inc.
3.88%, 05/21/2024	463,000	416,700
5.75%, 11/20/2025	257,000	251,397
7.50%, 09/15/2020	141,000	142,058
Altice Financing SA
5.00%, 01/15/2028 (A)	296,000	261,960
7.50%, 05/15/2026 (A)	1,156,000	1,120,048
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	439,000	421,352
3.35%, 11/01/2022	200,000	186,500
4.38%, 08/06/2023	207,000	188,184
4.39%, 01/08/2026, MTN	676,000	591,500
5.88%, 08/02/2021	209,000	204,820
Navient Corp.
5.00%, 03/15/2027	153,000	131,534
5.88%, 10/25/2024	1,069,000	983,480
6.50%, 06/15/2022	325,000	318,175
6.63%, 07/26/2021	279,000	285,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Springleaf Finance Corp.
7.13%, 03/15/2026	$ 492,000	$ 487,080

		5,990,763

Containers & Packaging - 4.7%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50% 06/30/2027 (A) (F)	672,000	577,181
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	810,000	812,268
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,031,000	1,056,466
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	488,070
7.88%, 07/15/2026 (A)	557,000	513,033
Graphic Packaging International LLC
3.50%, 03/15/2028 (A)	752,000	676,574
Greif, Inc.
6.50%, 03/01/2027 (A)	796,000	763,444
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	758,000	697,360
7.25%, 04/15/2025 (A) (B)	294,000	233,730
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	361,950
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	693,000	679,140
6.38%, 08/15/2025 (A) (B)	178,000	169,100
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (A)	341,000	337,590
7.00%, 07/15/2024 (A)	1,533,000	1,557,911
Silgan Holdings, Inc.
4.13%, 02/01/2028 (A)	96,000	88,560
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	428,000	425,860
8.50%, 08/15/2027 (A)	345,000	346,725

		9,784,962

Diversified Financial Services - 3.5%
Avation Capital SA
6.50%, 05/15/2021 (A)	562,000	511,420
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	210,542
5.00%, 08/01/2024 (A)	367,000	332,135
5.25%, 11/15/2021 (A)	312,000	284,700
5.75%, 11/15/2023 (A)	311,000	289,230
Dana Financing Sarl
5.75%, 04/15/2025 (A)	1,688,000	1,468,560
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.33% (D), 12/21/2065 (A)	1,578,000	721,935
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 3.57% (D), 12/21/2065 (A)	256,000	102,400
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	566,000	447,140
5.25%, 03/15/2022 (A)	1,326,000	1,186,770

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Virgin Media Secured Finance PLC
5.50%, 08/15/2026 - 05/15/2029 (A)	$ 1,684,000	$ 1,682,495

		7,237,327

Diversified Telecommunication Services - 3.8%
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	620,000	620,000
5.80%, 03/15/2022	250,000	253,127
6.45%, 06/15/2021	783,000	794,745
6.75%, 12/01/2023	123,000	130,724
7.50%, 04/01/2024	695,000	761,025
Front Range BidCo, Inc.
4.00%, 03/01/2027 (A)	521,000	498,206
Frontier Communications Corp.
7.63%, 04/15/2024	891,000	222,750
8.50%, 04/01/2026 (A)	259,000	237,633
8.75%, 04/15/2022	389,000	100,168
9.00%, 08/15/2031	1,091,000	272,750
10.50%, 09/15/2022	405,000	105,300
11.00%, 09/15/2025	357,000	93,713
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	116,820
6.63%, 08/01/2026	379,000	383,895
7.63%, 06/15/2021	1,298,000	1,323,960
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	185,000	178,754
8.50%, 10/15/2024 (A) (B)	970,000	610,809
9.50%, 09/30/2022 (A)	355,000	362,100
Level 3 Financing, Inc.
5.38%, 01/15/2024	145,000	145,000
Sprint Capital Corp.
8.75%, 03/15/2032	382,000	505,195
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	200,000	193,000

		7,909,674

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	702,392	769,120
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	436,000	425,100
NRG Energy, Inc.
7.25%, 05/15/2026	864,000	905,040
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	251,000	254,765

		2,354,025

Energy Equipment & Services - 1.0%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	1,003,000	551,650
7.50%, 04/01/2025 (A)	240,000	160,802
Genesis Energy, LP / Genesis Energy Finance Corp.
6.25%, 05/15/2026	274,000	191,800
6.50%, 10/01/2025	598,000	432,235
KCA Deutag Finance PLC
9.63%, 04/01/2023 (A)	730,000	259,150
Noble Holding International, Ltd.
6.05%, 03/01/2041	527,000	26,350
8.95%, 04/01/2045	359,000	17,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	$ 568,000	$ 352,160

		1,992,097

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028	698,000	718,940
4.88%, 06/15/2030 (A)	431,000	437,530
5.38%, 11/15/2029 (A)	159,000	164,986

		1,321,456

Equity Real Estate Investment Trusts - 2.3%
CBL & Associates, LP
5.25%, 12/01/2023	1,214,000	301,983
5.95%, 12/15/2026	316,000	58,460
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	494,000	474,240
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	324,000	327,240
Iron Mountain, Inc.
4.38%, 06/01/2021(A)	309,000	305,910
5.25%, 03/15/2028 (A)	938,000	926,556
iStar, Inc.
4.25%, 08/01/2025	654,000	537,850
5.25%, 09/15/2022	404,000	372,690
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027	480,000	417,600
SBA Communications Corp.
4.00%, 10/01/2022	415,000	414,875
Service Properties Trust
4.35%, 10/01/2024	383,000	281,140
4.75%, 10/01/2026	383,000	290,472

		4,709,016

Food & Staples Retailing - 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	394,000	392,030
5.75%, 03/15/2025	966,000	976,046
6.63%, 06/15/2024	1,027,000	1,042,405
7.50%, 03/15/2026 (A)	155,000	167,059
Rite Aid Corp.
6.13%, 04/01/2023 (A)	890,000	765,400
7.50%, 07/01/2025 (A)	516,000	490,200

		3,833,140

Food Products - 2.3%
B&G Foods, Inc.
5.25%, 09/15/2027	1,017,000	991,575
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	336,000	339,360
Kraft Heinz Foods Co.
5.00%, 07/15/2035	397,000	394,701
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,126,000	1,121,946
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	235,000	225,013
5.00%, 08/15/2026 (A)	692,000	712,172
5.50%, 12/15/2029 (A)	528,000	547,694
5.63%, 01/15/2028 (A)	413,000	419,195

		4,751,656

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.3%
Centene Corp.
3.38%, 02/15/2030 (A)	$ 76,000	$ 70,680
4.25%, 12/15/2027 (A)	257,000	251,860
4.63%, 12/15/2029 (A)	187,000	187,935
CHS / Community Health Systems, Inc.
6.25%, 03/31/2023	435,000	412,978
6.63%, 02/15/2025 (A)	320,000	296,000
8.00%, 03/15/2026 (A)	1,429,000	1,357,550
8.13%, 06/30/2024 (A)	186,000	128,876
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	562,000	560,314
DaVita, Inc.
5.00%, 05/01/2025	585,000	584,234
Encompass Health Corp.
4.50%, 02/01/2028	311,000	304,780
4.75%, 02/01/2030	218,000	213,640
5.75%, 11/01/2024 - 09/15/2025	1,281,000	1,260,024
HCA, Inc.
3.50%, 09/01/2030	599,000	543,420
5.25%, 04/15/2025 - 06/15/2026	586,000	614,579
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,654,975
Tenet Healthcare Corp.
4.88%, 01/01/2026 (A)	617,000	587,692
5.13%, 05/01/2025	763,000	728,665
5.13%, 11/01/2027 (A)	317,000	301,943
6.75%, 06/15/2023	369,000	340,403
8.13%, 04/01/2022	607,000	578,167

		10,978,715

Hotels, Restaurants & Leisure - 6.5%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	258,000	212,850
6.00%, 08/15/2026	337,000	289,820
6.38%, 04/01/2026	405,000	350,325
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	845,000	806,975
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	637,325
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	400,350
5.13%, 05/01/2026	847,000	796,180
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	1,114,000	1,013,739
6.50%, 02/15/2025 (A)	578,000	511,466
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	786,000	683,820
MGM Resorts International
5.50%, 04/15/2027	670,000	609,700
5.75%, 06/15/2025	859,000	768,805
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	376,000	239,813
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	611,610
7.00%, 05/15/2028 (A)	363,000	223,245
7.25%, 11/15/2029 (A)	356,000	222,500
8.25%, 03/15/2026 (A)	1,352,000	865,429
Station Casinos LLC
4.50%, 02/15/2028 (A)	922,000	746,820
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,383,000	1,394,317
6.25%, 05/15/2025 (A)	787,000	503,680

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.
4.25%, 03/01/2022	$ 288,000	$ 254,074
5.40%, 04/01/2024	1,162,000	981,890
5.75%, 04/01/2027	446,000	372,410
6.35%, 10/01/2025	8,000	6,720

		13,503,863

Household Durables - 2.5%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	562,000	424,310
6.75%, 03/15/2025	423,000	340,515
7.25%, 10/15/2029	391,000	297,160
Century Communities, Inc.
5.88%, 07/15/2025	1,507,000	1,269,663
6.75%, 06/01/2027	521,000	441,495
KB Home
4.80%, 11/15/2029	590,000	495,600
7.63%, 05/15/2023	844,000	848,220
Lennar Corp.
4.75%, 05/30/2025	311,000	297,005
5.00%, 06/15/2027	579,000	529,785
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	271,660

		5,215,413

Independent Power & Renewable Electricity Producers - 0.6%
Calpine Corp.
4.50%, 02/15/2028 (A)	765,000	741,476
5.13%, 03/15/2028 (A)	472,000	434,240

		1,175,716

Insurance - 1.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.82% (D), 02/12/2067 (A)	1,383,000	894,123
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.05% (D), 05/17/2066 (B)	1,714,000	1,062,680
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	961,000	966,048

		2,922,851

IT Services - 0.0% (G)
Science Applications International Corp.
4.88%, 04/01/2028 (A)	103,000	98,880

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	228,000	214,320
5.45%, 11/01/2041	200,000	158,000
6.75%, 12/31/2025 (A)	108,000	109,825

		482,145

Machinery - 0.8%
Colfax Corp.
6.00%, 02/15/2024 (A)	512,000	494,080
6.38%, 02/15/2026 (A)	158,000	155,630
Meritor, Inc.
6.25%, 02/15/2024	1,067,000	1,013,767

		1,663,477

Media - 8.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 - 05/01/2032 (A)	676,000	661,050
4.75%, 03/01/2030 (A)	985,000	980,075

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
5.00%, 02/01/2028 (A)	$ 773,000	$ 774,932
5.38%, 06/01/2029 (A)	290,000	298,004
5.50%, 05/01/2026 (A)	1,395,000	1,415,925
5.75%, 02/15/2026 (A)	411,000	416,199
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	526,000	497,727
9.25%, 02/15/2024 (A)	677,000	580,527
CSC Holdings LLC
5.38%, 07/15/2023 (A)	340,000	339,997
6.50%, 02/01/2029 (A)	251,000	270,701
6.63%, 10/15/2025 (A)	452,000	475,192
7.75%, 07/15/2025 (A)	800,000	832,000
10.88%, 10/15/2025 (A)	483,000	522,244
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	857,000	696,330
DISH DBS Corp.
5.00%, 03/15/2023	907,000	867,818
5.88%, 07/15/2022	219,000	213,267
6.75%, 06/01/2021	535,000	542,490
7.75%, 07/01/2026 (B)	409,000	420,247
Gray Television, Inc.
7.00%, 05/15/2027 (A)	285,000	283,575
iHeartCommunications, Inc.
8.38%, 05/01/2027	473,000	411,803
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	684,000	673,740
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	290,000	255,200
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A)	760,000	628,900
5.63%, 08/01/2024 (A)	357,000	328,886
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A)	369,000	374,509
5.50%, 07/01/2029 (A)	315,000	321,300
TEGNA, Inc.
4.63%, 03/15/2028 (A)	370,000	325,138
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	470,000	397,150
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	1,576,000	1,394,760
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	500,000	485,000
Ziggo BV
5.50%, 01/15/2027 (A)	725,000	725,000

		17,409,686

Metals & Mining - 4.6%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	847,000	787,710
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	634,000	580,110
5.75%, 03/01/2025 (B)	101,000	78,023
5.88%, 06/01/2027 (A)	487,000	294,635
6.75%, 03/15/2026 (A)	150,000	133,500
Constellium SE
5.75%, 05/15/2024 (A) (B)	804,000	717,650
5.88%, 02/15/2026 (A) (B)	252,000	219,240
6.63%, 03/01/202 5(A)	1,024,000	921,600
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	491,000	413,361
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	341,000	297,522
4.25%, 03/01/2030	341,000	296,670
4.55%, 11/14/2024	239,000	225,138
5.45%, 03/15/2043	910,000	814,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	$ 631,000	$ 591,165
New Gold, Inc.
6.25%, 11/15/2022 (A)	571,000	554,584
6.38%, 05/15/2025 (A)	571,000	530,673
Novelis Corp.
4.75%, 01/30/2030 (A)	463,000	412,070
5.88%, 09/30/2026 (A)	479,000	470,074
Teck Resources, Ltd.
6.00%, 08/15/2040	1,183,000	1,014,162
6.25%, 07/15/2041	134,000	115,831

		9,468,168

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
3.45%, 01/15/2021	358,000	285,948

Oil, Gas & Consumable Fuels - 8.0%
Antero Resources Corp.
5.00%, 03/01/2025	610,000	225,700
Callon Petroleum Co.
6.13%, 10/01/2024	1,430,000	253,825
6.25%, 04/15/2023	523,000	124,213
6.38%, 07/01/2026	235,000	39,363
8.25%, 07/15/2025	839,000	134,240
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	520,000	435,566
Cheniere Energy Partners, LP
5.63%, 10/01/2026	656,000	603,520
Chesapeake Energy Corp.
7.00%, 10/01/2024	490,000	36,750
7.50%, 10/01/2026	704,000	49,280
11.50%, 01/01/2025 (A)	395,000	67,150
Continental Resources, Inc.
5.00%, 09/15/2022	328,000	209,244
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	1,046,000	543,920
DCP Midstream Operating, LP
5.38%, 07/15/2025	161,000	109,931
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	718,000	287,200
Denbury Resources, Inc.
7.75%, 02/15/2024 (A)	328,000	49,266
9.00%, 05/15/2021 (A)	768,000	224,640
eG Global Finance PLC
6.75%, 02/07/2025 (A)	951,000	779,820
8.50%, 10/30/2025 (A)	268,000	238,520
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A) (H)	553,000	66,360
8.00%, 11/29/2024 (A) (H)	275,000	5,500
Gulfport Energy Corp.
6.00%, 10/15/2024	373,000	91,385
6.38%, 05/15/2025 - 01/15/2026	1,045,000	234,343
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	626,000	439,953
HighPoint Operating Corp.
8.75%, 06/15/2025	736,000	342,240
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	283,799
8.05%, 10/15/2030, MTN	134,000	152,849
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	33,350
10.50%, 05/15/2027 (A)	441,000	143,325
NuStar Logistics, LP
4.80%, 09/01/2020	1,323,000	1,151,010
5.63%, 04/28/2027	451,000	346,729

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics, LP (continued)
6.00%, 06/01/2026	$ 100,000	$ 74,000
6.75%, 02/01/2021	461,000	366,495
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A)	432,000	69,120
6.88%, 03/15/2022	1,167,000	230,482
Occidental Petroleum Corp.
2.70%, 08/15/2022	648,000	462,053
4.85%, 03/15/2021	365,000	306,414
5.55%, 03/15/2026	1,118,000	591,318
Parkland Fuel Corp.
5.88%, 07/15/2027 (A)	531,000	497,759
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	240,000	182,400
5.38%, 01/15/2025 (A)	505,000	390,102
5.63%, 10/15/2027 (A)	380,000	267,900
PDC Energy, Inc.
6.13%, 09/15/2024	1,270,000	677,862
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	418,000	199,804
SM Energy Co.
5.63%, 06/01/2025	169,000	46,054
6.13%, 11/15/2022	701,000	296,613
6.63%, 01/15/2027	832,000	242,166
6.75%, 09/15/2026	118,000	35,400
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	870,000	569,850
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	37,730
Summit Midstream Partners, LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	9,657
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (B)	450,000	362,729
5.13%, 02/01/2025	991,000	844,728
5.50%, 03/01/2030 (A) (B)	628,000	485,067
6.50%, 07/15/2027	255,000	217,387
6.75%, 03/15/2024	847,000	745,360
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	118,000	1,475
7.13%, 04/15/2025 (A)	587,000	11,740
Whiting Petroleum Corp.
5.75%, 03/15/2021	845,000	56,784
6.63%, 01/15/2026	511,000	34,493
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	290,360
8.25%, 08/01/2023	268,000	196,980

		16,503,273

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	375,000	355,313

Pharmaceuticals - 2.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	353,000	368,885
9.25%, 04/01/2026 (A)	515,000	544,252
Bausch Health Cos., Inc.
5.00%, 01/30/2028 (A)	105,000	99,404
5.25%, 01/30/2030 (A)	105,000	99,284
5.50%, 11/01/2025 (A)	278,000	280,863
5.88%, 05/15/2023 (A)	87,000	86,565
6.13%, 04/15/2025 (A)	554,000	545,690
6.50%, 03/15/2022 (A)	125,000	126,250
7.00%, 01/15/2028 (A)	161,000	165,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 07/15/2023 (A)	$ 1,243,000	$ 900,404
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	462,000	323,400
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	587,000	584,065

		4,124,312

Road & Rail - 1.9%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	647,000	558,800
5.25%, 05/15/2024 (A)	161,000	137,109
Hertz Corp.
5.50%, 10/15/2024 (A)	915,000	519,079
6.00%, 01/15/2028 (A)	1,182,000	620,550
6.25%, 10/15/2022 (B)	456,000	319,428
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	183,000	165,362
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	1,134,000	1,119,485
8.00%, 11/01/2026 (A)	426,000	422,805

		3,862,618

Semiconductors & Semiconductor Equipment - 0.1%
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030	295,000	265,500

Software - 1.0%
Infor US, Inc.
6.50%, 05/15/2022	650,000	638,625
Open Text Corp.
3.88%, 02/15/2028 (A)	670,000	629,800
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	790,000	790,000

		2,058,425

Specialty Retail - 0.8%
L Brands, Inc.
5.25%, 02/01/2028	157,000	119,933
6.75%, 07/01/2036	764,000	550,080
6.88%, 11/01/2035	500,000	370,000
Staples, Inc.
7.50%, 04/15/2026 (A)	787,000	695,511

		1,735,524

Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	239,000	235,222
5.88%, 06/15/2021 (A)	568,000	568,710
6.02%, 06/15/2026 (A)	239,000	246,668
7.13%, 06/15/2024 (A)	237,000	244,702
8.35%, 07/15/2046 (A)	560,000	664,863
NCR Corp.
5.75%, 09/01/2027 (A)	312,000	283,920
6.13%, 09/01/2029 (A)	348,000	324,997
Seagate HDD Cayman
4.75%, 01/01/2025 (B)	167,000	166,061
4.88%, 03/01/2024 - 06/01/2027	876,000	871,392
Western Digital Corp.
4.75%, 02/15/2026	622,000	631,330

		4,237,865

Trading Companies & Distributors - 1.3%
United Rentals North America, Inc.
4.00%, 07/15/2030	444,000	397,380

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc. (continued)
4.63%, 10/15/2025	$ 483,000	$ 463,680
5.50%, 07/15/2025 - 05/15/2027	1,226,000	1,206,014
6.50%, 12/15/2026	609,000	618,135

		2,685,209

Wireless Telecommunication Services - 1.9%
Altice France SA
7.38%, 05/01/2026 (A)	1,066,000	1,058,165
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,418,164
7.25%, 09/15/2021	2,000	2,061
7.63%, 03/01/2026	734,000	830,741
T-Mobile USA, Inc.
4.50%, 02/01/2026	412,000	421,270
6.50%, 01/15/2024	273,000	277,095

		4,007,496

Total Corporate Debt Securities (Cost $234,896,779)		195,407,736

LOAN ASSIGNMENTS - 2.3%
Communications Equipment - 0.5%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.95% (D), 12/15/2024	1,170,669	983,362

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 4.50%, 5.50% (D), 12/11/2026	1,000,000	795,000

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.49% (D), 08/21/2026	383,075	341,895

Software - 0.6%
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 3.75% (D), 02/01/2022	1,288,897	1,235,408

Wireless Telecommunication Services - 0.6%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (D), 02/02/2024	1,110,687	1,102,357
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (D), 02/02/2024	194,708	191,625

		1,293,982

Total Loan Assignments (Cost $5,100,707)		4,649,647

	Shares	Value
COMMON STOCKS - 0.3%
Capital Markets - 0.0% (G)
Motors Liquidation Co. GUC Trust (I)	346	$ 3,377

Chemicals - 0.2%
Hexion Holdings Corp., Class B (I)	50,350	478,325

Electric Utilities - 0.1%
Homer City Generation LLC (I) (J) (K) (L)	39,132	152,224

Total Common Stocks (Cost $3,626,318)		633,926

PREFERRED STOCKS - 1.2%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.48% (D) (M)	106,300	2,180,213

Building Products - 0.2%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (F) (I) (J) (K) (L)	1,704,643	329,132

Total Preferred Stocks (Cost $4,204,662)		2,509,345

WARRANT - 0.0%
Building Products - 0.0%
Associated Materials Group, Inc., (E) (I) (J) (K) (L) (N)
Exercise Price $0,
Expiration Date 11/17/2023	15,911	0

Total Warrant (Cost $0)		0

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (M)	3,996,930	3,996,930

Total Other Investment Company (Cost $3,996,930)		3,996,930

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (M), dated 03/31/2020, to be repurchased at $1,436,873 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $1,465,734.	$ 1,436,873	1,436,873

Total Repurchase Agreement (Cost $1,436,873)		1,436,873

Total Investments (Cost $253,262,269)		208,634,457
Net Other Assets (Liabilities) - (0.6)%		(1,249,258)

Net Assets - 100.0%		$ 207,385,199

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$195,407,736	$—	$195,407,736
Loan Assignments	—	4,649,647	—	4,649,647
Common Stocks	481,702	—	152,224	633,926
Preferred Stocks	2,180,213	—	329,132	2,509,345
Warrant	—	—	0	0
Other Investment Company	3,996,930	—	—	3,996,930
Repurchase Agreement	—	1,436,873	—	1,436,873

Total Investments	$6,658,845	$201,494,256	$481,356	$208,634,457

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $113,902,058, representing 54.9% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,875,443, collateralized by cash collateral of $3,996,930 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,040,438. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Rounds to less than $1 or $(1).
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Securities in default; partial receipt of dividends declared during the last 12 months. At March 31, 2020, the total value of such securities is $71,860, representing less than 0.1% of the Portfolio’s net assets.
(I)	Non-income producing securities.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Restricted securities. At March 31, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	$2,125,325	$152,224	0.1%
Preferred Stocks	Associated Materials Group, Inc., PIK Rate 0.00%, Cash Rate 0.00%	11/04/2016 - 06/30/2019	1,548,324	329,132	0.2
Warrant	Associated Materials Group, Inc., 11/17/2023	11/04/2016	0	0	0.0

Total			$3,673,649	$481,356	0.3%

(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $481,356, representing 0.2% of the Portfolio’s net assets.
(M)	Rates disclosed reflect the yields at March 31, 2020.
(N)	Security deemed worthless.
(O)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.3%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.65% (A), 07/25/2036	$ 3,083,751	$ 2,953,995
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4,
1.99%, 07/17/2023	3,250,000	3,251,949
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	21,421,000	21,418,858
Dell Equipment Finance Trust
Series 2019-1, Class A2,
2.78%, 08/23/2021 (B)	1,088,859	1,083,104
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 1.68% (A), 04/25/2039 (B)	1,616,055	1,570,737
Ford Credit Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 06/15/2021	4,081,727	4,082,856
GreatAmerica Leasing Receivables Funding LLC
Series 2018-1, Class A3,
2.60%, 06/15/2021 (B)	812,956	813,637
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 1.70% (A), 07/26/2066 (B)	1,989,505	1,972,044
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	1,372,217	1,385,722
SLM Student Loan Trust
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 1.96% (A), 01/25/2041	4,264,144	3,945,217
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
3-Month LIBOR + 1.00%, 2.79% (A), 07/25/2025	567,712	567,689
Verizon Owner Trust
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	1,200,000	1,201,495

Total Asset-Backed Securities (Cost $44,383,008)		44,247,303

CORPORATE DEBT SECURITIES - 4.7%
Banks - 0.3%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,500,000	1,450,392
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	324,765
ING Bank NV
5.80%, 09/25/2023 (B)	316,000	342,361

		2,117,518

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 303,000	$ 281,425

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,719,334
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	1,500,000	1,466,578
3.75%, 02/25/2023, MTN	316,000	327,595

		3,513,507

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	485,000	495,092
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	277,140

		772,232

Diversified Financial Services - 1.9%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	188,029
7.13%, 10/15/2020 (B)	1,403,000	1,387,348
Portmarnock Leasing LLC
1.74%, 10/22/2024	1,260,937	1,273,434
Private Export Funding Corp.
3.27%, 11/08/2021 (B)	10,000,000	10,324,762

		13,173,573

Diversified Telecommunication Services - 0.3%
AT&T, Inc.
2.45%, 06/30/2020	422,000	421,748
Verizon Communications, Inc.
4.02%, 12/03/2029	1,500,000	1,684,657

		2,106,405

Electrical Equipment - 0.0% (C)
Siemens Financieringsmaatschappij NV
2.15%, 05/27/2020 (B)	263,000	263,026

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	266,846

Health Care Equipment & Supplies - 0.0% (C)
Abbott Laboratories
3.40%, 11/30/2023	184,000	193,094

Health Care Providers & Services - 0.5%
CVS Health Corp.
3.75%, 04/01/2030	1,500,000	1,544,483
Humana, Inc.
4.88%, 04/01/2030	1,500,000	1,608,257

		3,152,740

Insurance - 0.1%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	369,000	405,056

Media - 0.2%
Comcast Corp.
3.40%, 04/01/2030	1,500,000	1,625,849

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	$ 1,500,000	$ 1,543,587

Oil, Gas & Consumable Fuels - 0.0% (C)
BP Capital Markets PLC
4.74%, 03/11/2021	263,000	264,331

Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp.
2.85%, 04/01/2030	1,500,000	1,565,425

Specialty Retail - 0.2%
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,500,000	1,653,037

Total Corporate Debt Securities (Cost $31,942,376)		32,897,651

MORTGAGE-BACKED SECURITIES - 3.9%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,544,460	2,508,612
Series 2013-CR9, Class A4,
4.22%(A), 07/10/2045	3,000,000	3,135,119
Series 2013-WWP, Class A2,
3.42%, 03/10/2031(B)	5,000,000	5,150,417
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (A), 09/10/2035 (B)	5,000,000	4,942,374
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,166,209
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	4,535,000	4,720,443
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.15% (A), 08/15/2046	3,500,000	3,653,551

Total Mortgage-Backed Securities (Cost $27,068,520)		27,276,725

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Texas - 0.4%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 2.58% (A), 12/01/2034	2,901,749	2,882,859

Vermont - 0.2%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 2.30% (A), 07/28/2034	1,415,288	1,410,886

Total Municipal Government Obligations (Cost $4,309,725)		4,293,745

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.0%
Federal Farm Credit Banks Funding Corp.
1.75%, 01/28/2026	25,000,000	26,364,024
2.49%, 07/27/2026	25,000,000	26,854,426
Federal Home Loan Bank
2.38%, 03/14/2025	25,000,000	27,348,609
3.25%, 11/16/2028 (D)	6,000,000	7,091,670

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 08/25/2022	$ 5,150,000	$ 5,264,453
2.65%, 11/25/2029	3,000,000	3,311,086
3.01%, 07/25/2025	5,000,000	5,399,954
3.11%, 02/25/2023	10,000,000	10,473,877
3.19%(A), 09/25/2027	4,070,000	4,575,917
3.25%(A), 04/25/2023	7,294,000	7,684,023
3.29%, 11/25/2027	15,000,000	17,000,049
3.30%, 04/25/2029	10,000,000	11,507,823
3.31%, 09/25/2025	15,000,000	16,462,374
3.53%, 06/25/2020	3,038,588	3,039,155
3.77%, 12/25/2028	5,000,000	5,895,391
3.90%(A), 08/25/2028	8,484,000	10,108,096
3.97%(A), 01/25/2021	2,945,000	2,994,295
4.08%(A), 11/25/2020	3,469,692	3,516,720
Federal National Mortgage Association
2.38%, 01/19/2023 (D)	18,500,000	19,497,115
2.63%, 09/06/2024 (D)	4,000,000	4,362,605
2.88%, 09/12/2023	2,000,000	2,155,999
Government National Mortgage Association
3.00%, TBA (E)	27,000,000	28,540,898
3.66% (A), 10/20/2061	84,252	84,202
3.98% (A), 09/20/2061	186,339	191,991
4.25% (A), 06/20/2062	265,696	276,290
4.63% (A), 07/20/2061	11,235	11,509
4.70% (A), 08/20/2061 - 12/20/2061	471,820	473,137
Residual Funding Corp., Principal Only STRIPS
07/15/2020 - 01/15/2021	19,367,000	19,285,708
Tennessee Valley Authority
2.88%, 02/01/2027	6,000,000	6,433,565
3.50%, 12/15/2042	5,000,000	5,810,988
4.25%, 09/15/2065	5,000,000	7,190,790
4.88%, 01/15/2048	5,000,000	7,904,532
Uniform Mortgage-Backed Security
2.50%, TBA (E)	70,000,000	72,515,625
3.00%, TBA (E)	30,000,000	31,449,609
United States International Development Finance Corp.
5.14%, 12/15/2023	6,445	7,017

Total U.S. Government Agency Obligations (Cost $386,750,178)		401,083,522

U.S. GOVERNMENT OBLIGATIONS - 39.3%
U.S. Treasury - 39.3%
U.S. Treasury Bond
2.00%, 02/15/2050(D)	34,500,000	39,967,441
2.50%, 02/15/2045	1,000,000	1,250,352
2.75%, 11/15/2047	1,018,000	1,350,321
3.00%, 05/15/2042 - 11/15/2045 (D)	6,519,000	8,870,468
3.00%, 02/15/2048	2,000,000	2,776,563
3.38%, 05/15/2044 - 11/15/2048	6,500,000	9,324,668
3.50%, 02/15/2039	1,414,500	2,015,220
3.63%, 08/15/2043	1,814,000	2,678,059
4.38%, 05/15/2040	9,181,700	14,601,414
4.50%, 02/15/2036 (D)	6,340,000	9,723,480
U.S. Treasury Note
0.50%, 03/15/2023 (D)	37,000,000	37,234,140
1.13%, 02/28/2021 - 02/28/2022	69,910,000	70,961,674
1.13%, 02/28/2025 - 02/28/2027 (D)	41,000,000	42,590,586
1.25%, 03/31/2021(D)	4,362,000	4,410,902

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.50%, 02/15/2030 (D)	$ 6,000,000	$ 6,460,078
2.00%, 05/31/2024 (D)	8,791,000	9,391,947
2.13%, 05/31/2021 - 05/31/2026	8,624,000	8,909,547
2.50%, 01/31/2025	3,000,000	3,304,805
2.88%, 05/15/2049	900,000	1,228,043

Total U.S. Government Obligations (Cost $263,322,548)		277,049,708

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.2%
Federal Home Loan Bank Discount Notes
0.46% (F), 04/03/2020	30,000,000	29,999,250
Tennessee Valley Authority Discount Notes
0.71% (F), 04/08/2020	21,000,000	20,997,142

Total Short-Term U.S. Government Agency Obligations (Cost $50,996,392)		50,996,392

	Shares	Value
OTHER INVESTMENT COMPANY - 6.3%
Securities Lending Collateral - 6.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (F)	44,066,786	44,066,786

Total Other Investment Company (Cost $44,066,786)		44,066,786

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2020, to be repurchased at $3,108,141 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $3,171,410.	$ 3,108,141	3,108,141

Total Repurchase Agreement (Cost $3,108,141)		3,108,141

Total Investments (Cost $855,947,674)		885,019,973
Net Other Assets (Liabilities) - (25.7)%		(181,087,406)

Net Assets - 100.0%		$ 703,932,567

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	50	06/30/2020	$11,020,049	$11,019,141	$—	$(908)
5-Year U.S. Treasury Note	100	06/30/2020	12,320,337	12,535,937	215,600	—
U.S. Treasury Ultra Bond	29	06/19/2020	5,853,175	6,434,375	581,200	—

Total					$796,800	$(908)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(50)	06/19/2020	$(6,868,428)	$(6,934,375)	$—	$(65,947)
10-Year U.S. Treasury Ultra Note	(40)	06/19/2020	(6,155,424)	(6,241,250)	—	(85,826)

Total					$—	$(151,773)

Total Futures Contracts					$796,800	$(152,681)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$44,247,303	$—	$44,247,303
Corporate Debt Securities	—	32,897,651	—	32,897,651
Mortgage-Backed Securities	—	27,276,725	—	27,276,725
Municipal Government Obligations	—	4,293,745	—	4,293,745
U.S. Government Agency Obligations	—	401,083,522	—	401,083,522
U.S. Government Obligations	—	277,049,708	—	277,049,708
Short-Term U.S. Government Agency Obligations	—	50,996,392	—	50,996,392
Other Investment Company	44,066,786	—	—	44,066,786
Repurchase Agreement	—	3,108,141	—	3,108,141

Total Investments	$44,066,786	$840,953,187	$—	$885,019,973

Other Financial Instruments
Futures Contracts (H)	$796,800	$—	$—	$796,800

Total Other Financial Instruments	$796,800	$—	$—	$796,800

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(152,681)	$—	$—	$(152,681)

Total Other Financial Instruments	$(152,681)	$—	$—	$(152,681)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $29,564,099, representing 4.2% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $103,360,533, collateralized by cash collateral of $44,066,786 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $61,419,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 87.9%
U.S. Mixed Allocation Fund - 87.9%
American Funds Insurance Series - Asset Allocation Fund	39,260,236	$ 817,005,514

Total Investment Company (Cost $868,498,816)		817,005,514

	Principal	Value
REPURCHASE AGREEMENT - 8.3%
Fixed Income Clearing Corp., 0.00% (A), dated 03/31/2020, to be repurchased at $77,235,047 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $78,781,381.	$ 77,235,047	77,235,047

Total Repurchase Agreement (Cost $77,235,047)		77,235,047

Total Investments (Cost $945,733,863)		894,240,561
Net Other Assets (Liabilities) - 3.8%		35,057,753

Net Assets - 100.0%		$ 929,298,314

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(111)	06/19/2020	$(6,353,522)	$(6,369,180)	$—	$(15,658)
EUR Currency	(142)	06/15/2020	(19,694,124)	(19,612,863)	81,261	—
EURO STOXX 50® Index	(600)	06/19/2020	(15,518,247)	(18,177,988)	—	(2,659,741)
FTSE 100 Index	(68)	06/19/2020	(4,243,525)	(4,759,902)	—	(516,377)
GBP Currency	(74)	06/15/2020	(5,761,784)	(5,760,900)	884	—
MSCI Emerging Markets Index	(263)	06/19/2020	(10,885,193)	(11,084,135)	—	(198,942)
S&P 500® E-Mini Index	(2,006)	06/19/2020	(260,556,758)	(257,740,910)	2,815,848	—
S&P Midcap 400® E-Mini Index	(55)	06/19/2020	(7,837,179)	(7,907,900)	—	(70,721)

Total Futures Contracts					$2,897,993	$(3,461,439)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$817,005,514	$—	$—	$817,005,514
Repurchase Agreement	—	77,235,047	—	77,235,047

Total Investments	$817,005,514	$77,235,047	$—	$894,240,561

Other Financial Instruments
Futures Contracts (C)	$2,897,993	$—	$—	$2,897,993

Total Other Financial Instruments	$2,897,993	$—	$—	$2,897,993

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(3,461,439)	$—	$—	$(3,461,439)

Total Other Financial Instruments	$(3,461,439)	$—	$—	$(3,461,439)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2020.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 4.3%
General Dynamics Corp.	84,598	$ 11,193,161
United Technologies Corp.	130,872	12,345,156

		23,538,317

Banks - 6.6%
JPMorgan Chase & Co.	116,019	10,445,190
US Bancorp	479,597	16,522,117
Wells Fargo & Co.	335,704	9,634,705

		36,602,012

Beverages - 2.2%
Molson Coors Beverage Co., Class B	305,202	11,905,930

Capital Markets - 3.1%
Northern Trust Corp.	225,750	17,035,095

Chemicals - 7.2%
Corteva, Inc.	652,997	15,345,430
DuPont de Nemours, Inc.	286,272	9,761,875
Linde PLC	84,736	14,659,328

		39,766,633

Consumer Finance - 2.4%
American Express Co.	156,384	13,388,034

Diversified Telecommunication Services - 7.5%
AT&T, Inc.	690,705	20,134,051
Verizon Communications, Inc.	397,056	21,333,819

		41,467,870

Electric Utilities - 7.7%
Entergy Corp.	206,539	19,408,470
Exelon Corp.	631,164	23,233,147

		42,641,617

Equity Real Estate Investment Trusts - 4.4%
Healthpeak Properties, Inc.	641,897	15,309,243
Simon Property Group, Inc.	164,031	8,998,741

		24,307,984

Health Care Equipment & Supplies - 3.9%
Medtronic PLC	239,432	21,591,978

Health Care Providers & Services - 12.5%
Cigna Corp.	97,540	17,282,137
CVS Health Corp.	461,025	27,352,613
UnitedHealth Group, Inc.	97,486	24,311,059

		68,945,809

Household Durables - 1.4%
Whirlpool Corp.	92,671	7,951,172

Industrial Conglomerates - 3.7%
General Electric Co.	2,589,548	20,561,011

	Shares	Value
COMMON STOCKS (continued)
Insurance - 5.2%
Aon PLC	50,854	$ 8,392,944
Chubb, Ltd.	182,929	20,431,340

		28,824,284

Machinery - 3.4%
Stanley Black & Decker, Inc.	100,395	10,039,500
Westinghouse Air Brake Technologies Corp.	181,795	8,749,793

		18,789,293

Multi-Utilities - 5.8%
Dominion Energy, Inc.	443,686	32,029,692

Oil, Gas & Consumable Fuels - 5.5%
BP PLC, ADR (A)	282,752	6,896,322
Hess Corp.	188,917	6,290,936
Phillips 66	206,626	11,085,485
Valero Energy Corp.	128,367	5,822,727

		30,095,470

Pharmaceuticals - 3.8%
Johnson & Johnson	159,600	20,928,348

Specialty Retail - 2.6%
Lowe’s Cos., Inc.	169,237	14,562,844

Thrifts & Mortgage Finance - 3.5%
New York Community Bancorp, Inc.	2,046,241	19,214,203

Total Common Stocks (Cost $669,182,631)		534,147,596

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $12,725,881 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $12,982,960.	$ 12,725,881	12,725,881

Total Repurchase Agreement (Cost $12,725,881)		12,725,881

Total Investments (Cost $681,908,512)		546,873,477
Net Other Assets (Liabilities) - 1.0%		5,801,502

Net Assets - 100.0%		$ 552,674,979

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$534,147,596	$—	$—	$534,147,596
Repurchase Agreement	—	12,725,881	—	12,725,881

Total Investments	$534,147,596	$12,725,881	$—	$546,873,477

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $4,883,537, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,005,675. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 89.9%
International Mixed Allocation Fund - 89.9%
Transamerica Blackrock Global Allocation VP (A)	29,709,330	$ 235,297,897

Total Investment Company (Cost $269,958,316)		235,297,897

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $15,002,579 on 04/01/2020. Collateralized by a U.S. Government Obligation, 1.50%, due 01/31/2022, and with a value of $15,305,234.	$ 15,002,579	15,002,579

Total Repurchase Agreement (Cost $15,002,579)		15,002,579

Total Investments (Cost $284,960,895)		250,300,476
Net Other Assets (Liabilities) - 4.4%		11,445,835

Net Assets - 100.0%		$ 261,746,311

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(6)	06/19/2020	$(358,996)	$(344,280)	$14,716	$—
EUR Currency	(133)	06/15/2020	(18,523,825)	(18,369,794)	154,031	—
EURO STOXX 50® Index	(573)	06/19/2020	(14,620,636)	(17,359,978)	—	(2,739,342)
FTSE 100 Index	(39)	06/19/2020	(2,436,722)	(2,729,944)	—	(293,222)
GBP Currency	(37)	06/15/2020	(2,873,442)	(2,880,450)	—	(7,008)
JPY Currency	(55)	06/15/2020	(6,498,393)	(6,407,156)	91,237	—
MSCI Emerging Markets Index	(314)	06/19/2020	(12,938,480)	(13,233,530)	—	(295,050)
Nikkei 225 Index	(37)	06/11/2020	(6,194,145)	(6,510,486)	—	(316,341)
S&P 500® E-Mini Index	(442)	06/19/2020	(58,337,081)	(56,790,370)	1,546,711	—
S&P Midcap 400® E-Mini Index	(23)	06/19/2020	(3,431,658)	(3,306,940)	124,718	—

Total Futures Contracts					$1,931,413	$(3,650,963)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$235,297,897	$—	$—	$235,297,897
Repurchase Agreement	—	15,002,579	—	15,002,579

Total Investments	$235,297,897	$15,002,579	$—	$250,300,476

Other Financial Instruments
Futures Contracts	$1,931,413	$—	$—	$1,931,413

Total Other Financial Instruments	$1,931,413	$—	$—	$1,931,413

LIABILITIES
Other Financial Instruments
Futures Contracts	$(3,650,963)	$—	$—	$(3,650,963)

Total Other Financial Instruments	$(3,650,963)	$—	$—	$(3,650,963)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$272,322,552	$8,499,522	$(10,246,363)	$(2,892,077)	$(32,385,737)	$235,297,897	29,709,330	$—	$—

(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 87.5%
International Mixed Allocation Fund - 87.5%
Transamerica Blackrock Global Allocation VP (A)	18,139,656	$ 143,666,079

Total Investment Company (Cost $160,080,351)		143,666,079

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $14,168,879 on 04/01/2020. Collateralized by a U.S. Government Obligation, 1.50%, due 01/31/2022, and with a value of $14,453,804.	$ 14,168,879	14,168,879

Total Repurchase Agreement (Cost $14,168,879)		14,168,879

Total Investments (Cost $174,249,230)		157,834,958
Net Other Assets (Liabilities) - 3.9%		6,340,381

Net Assets - 100.0%		$ 164,175,339

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(4)	06/19/2020	$(233,157)	$(229,520)	$3,637	$—
EUR Currency	(55)	06/15/2020	(7,577,500)	(7,596,531)	—	(19,031)
EURO STOXX 50® Index	(323)	06/19/2020	(8,254,216)	(9,785,817)	—	(1,531,601)
FTSE 100 Index	(22)	06/19/2020	(1,375,749)	(1,539,968)	—	(164,219)
GBP Currency	(12)	06/15/2020	(911,965)	(934,200)	—	(22,235)
JPY Currency	(28)	06/15/2020	(3,310,703)	(3,261,825)	48,878	—
MSCI Emerging Markets Index	(178)	06/19/2020	(7,340,647)	(7,501,810)	—	(161,163)
Nikkei 225 Index	(21)	06/11/2020	(3,446,335)	(3,695,141)	—	(248,806)
S&P 500® E-Mini Index	(254)	06/19/2020	(33,329,297)	(32,635,190)	694,107	—
S&P Midcap 400® E-Mini Index	(13)	06/19/2020	(1,908,530)	(1,869,140)	39,390	—

Total Futures Contracts					$786,012	$(2,147,055)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$143,666,079	$—	$—	$143,666,079
Repurchase Agreement	—	14,168,879	—	14,168,879

Total Investments	$143,666,079	$14,168,879	$—	$157,834,958

Other Financial Instruments
Futures Contracts (D)	$786,012	$—	$—	$786,012

Total Other Financial Instruments	$786,012	$—	$—	$786,012

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(2,147,055)	$—	$—	$(2,147,055)

Total Other Financial Instruments	$(2,147,055)	$—	$—	$(2,147,055)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$198,575,591	$—	$(30,861,080)	$(7,891,430)	$(16,157,002)	$143,666,079	18,139,656	$—	$—

(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 53.9%
Australia - 0.1%
AGL Energy, Ltd.	5,197	$ 54,388
BHP Group PLC	510	7,915
BHP Group, Ltd. (A)	1,983	35,974
Brambles, Ltd.	2,732	17,659
Goodman Group, REIT	2,930	21,476
Newcrest Mining, Ltd.	30,220	415,003
Quintis Pty, Ltd. (B) (C) (D)	1,725,383	169,805
Wesfarmers, Ltd.	488	10,341

		732,561

Austria - 0.0% (E)
Erste Group Bank AG	29,318	536,745

Belgium - 0.1%
KBC Group NV	20,970	951,517
UCB SA	98	8,539

		960,056

Brazil - 0.1%
Azul SA, ADR (A) (F)	162,092	1,651,717
B3 SA - Brasil Bolsa Balcao	3,564	24,624
Banco BTG Pactual SA	1,283	8,208
Banco do Brasil SA	2,599	13,950
Banco Santander Brasil SA	3,176	16,301
Centrais Eletricas Brasileiras SA	1,412	6,484
Engie Brasil Energia SA	1,735	12,996
JBS SA	54,541	213,499
Petrobras Distribuidora SA	9,305	27,775
Petroleo Brasileiro SA	6,885	18,736

		1,994,290

Canada - 0.6%
Bank of Montreal	85	4,292
Barrick Gold Corp.	43,445	798,329
CGI, Inc. (F)	425	23,009
Constellation Software, Inc.	50	45,442
Enbridge, Inc.	188,078	5,476,754
Fairfax Financial Holdings, Ltd.	39	11,956
First Quantum Minerals, Ltd.	92,372	471,936
George Weston, Ltd.	49	3,504
Nutrien, Ltd. (A)	457	15,623
Thomson Reuters Corp.	608	41,423
Wheaton Precious Metals Corp. (A)	31,063	854,878

		7,747,146

Cayman Islands - 0.0% (E)
Trip.Com Group, Ltd., ADR (F)	25,519	598,421

Chile - 0.0% (E)
Cia Cervecerias Unidas SA, ADR	12,486	167,063

China - 2.6%
AAC Technologies Holdings, Inc. (A)	68,000	346,767
Agile Group Holdings, Ltd.	12,000	12,850
Aier Eye Hospital Group Co., Ltd., A Shares	109,997	603,597
Alibaba Group Holding, Ltd., ADR (F)	37,191	7,232,906
Alibaba Group Holding, Ltd. (F)	35,200	852,932
Amoy Diagnostics Co., Ltd., A Shares	27,300	256,897
Anhui Conch Cement Co., Ltd., A Shares	300	2,297
Anhui Conch Cement Co., Ltd., H Shares	5,000	34,348
ANTA Sports Products, Ltd.	62,000	449,915

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Asymchem Laboratories Tianjin Co., Ltd., A Shares	18,962	$ 454,405
Autobio Diagnostics Co., Ltd., A Shares	21,200	345,570
Beijing Capital International Airport Co., Ltd., H Shares	36,000	22,848
China CITIC Bank Corp., Ltd., H Shares	74,000	36,391
China East Education Holdings, Ltd. (F) (G)	15,000	24,096
China International Travel Service Corp., Ltd., A Shares	34,877	326,660
China Longyuan Power Group Corp., Ltd., H Shares	25,000	13,645
China Merchants Bank Co., Ltd., H Shares	66,000	295,269
China National Building Material Co., Ltd., H Shares	8,000	8,595
China Oilfield Services, Ltd., H Shares	118,000	90,083
China Resources Pharmaceutical Group, Ltd. (G)	43,500	25,973
China Telecom Corp., Ltd., H Shares	180,000	54,537
China United Network Communications, Ltd., A Shares	16,400	11,945
CNOOC, Ltd.	55,000	57,155
Country Garden Services Holdings Co., Ltd.	6,149	24,742
Dali Foods Group Co., Ltd. (G)	43,500	30,168
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	17,479	306,874
Fosun International, Ltd.	32,500	37,310
Glodon Co., Ltd., A Shares	58,999	350,819
Great Wall Motor Co., Ltd., A Shares	171,800	213,432
Gree Electric Appliances, Inc. of Zhuhai, A Shares	41,000	298,602
Guangdong Marubi Biotechnology Co., Ltd., A Shares (F)	29,000	281,229
Guangzhou Automobile Group Co., Ltd., A Shares	125,099	184,746
Guangzhou Automobile Group Co., Ltd., H Shares	286,000	284,486
Guangzhou Baiyun International Airport Co., Ltd., A Shares	177,600	311,263
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	600	2,636
Guotai Junan Securities Co., Ltd., H Shares (G)	5,200	7,673
Haidilao International Holding, Ltd. (A) (G)	74,000	285,327
Haier Smart Home Co., Ltd., A Shares	143,500	288,626
Haitong Securities Co., Ltd., H Shares	13,600	12,354
Han’s Laser Technology Industry Group Co., Ltd., A Shares	69,198	271,826
Hangzhou Hikvision Digital Technology Co., Ltd., A Shares	168,200	653,063
Hangzhou Robam Appliances Co., Ltd., A Shares	78,500	311,830
Hangzhou Tigermed Consulting Co., Ltd., A Shares	35,398	316,963
Hansoh Pharmaceutical Group Co., Ltd. (F) (G)	2,000	6,683
Hengan International Group Co., Ltd.	42,000	313,705
Huadian Power International Corp., Ltd., H Shares	22,000	6,517
Huadong Medicine Co., Ltd., A Shares	700	1,704
Huazhu Group, Ltd., ADR (A)	16,086	462,151
Hundsun Technologies, Inc., A Shares	33,899	415,494
HUYA, Inc., ADR (A) (F)	352	5,966
Industrial & Commercial Bank of China, Ltd., H Shares	443,000	302,205
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	65,599	274,116

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Inspur Electronic Information Industry Co., Ltd., A Shares	43,100	$ 229,659
JD.com, Inc., ADR (F)	1,128	45,684
Jiangsu Hengrui Medicine Co., Ltd., A Shares	18,398	236,163
Jiangxi Copper Co., Ltd., H Shares	9,000	8,259
Kingdee International Software Group Co., Ltd. (A) (F)	698,000	918,109
Kweichow Moutai Co., Ltd., A Shares	3,676	571,278
Lenovo Group, Ltd.	490,000	259,574
LI Ning Co., Ltd.	99,500	286,250
Meituan Dianping, Class B (F)	53,000	631,826
Momo, Inc., ADR	1,426	30,930
NetEase, Inc., ADR	1,366	438,431
New Oriental Education & Technology Group, Inc., ADR (F)	2,821	305,345
PICC Property & Casualty Co., Ltd., H Shares	28,000	26,812
Ping An Insurance Group Co. of China, Ltd., A Shares	23,200	224,525
Shanghai International Airport Co., Ltd., A Shares	38,598	328,068
Shanghai Jahwa United Co., Ltd., A Shares	62,300	218,846
Shenzhen Goodix Technology Co., Ltd., A Shares	200	7,265
Shenzhen Inovance Technology Co., Ltd., A Shares	115,200	415,562
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	11,399	414,712
Silergy Corp.	8,000	259,486
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	60,000	14,796
Tencent Holdings, Ltd.	170,800	8,442,233
Tencent Music Entertainment Group, ADR (F)	528	5,312
Tingyi Holding Corp.	4,000	6,503
Tsingtao Brewery Co., Ltd., H Shares	2,000	10,109
Venus MedTech Hangzhou, Inc., H Shares (F) (G)	57,000	332,104
Venustech Group, Inc., A Shares	62,900	325,186
Vipshop Holdings, Ltd., ADR (F)	2,468	38,451
Want Want China Holdings, Ltd.	520,000	374,980
Weichai Power Co., Ltd., H Shares	6,000	9,557
Wuhan Raycus Fiber Laser Technologies Co., Ltd., A Shares	34,267	372,288
WuXi AppTec Co., Ltd., A Shares	25,899	326,471
Wuxi Biologics Cayman, Inc. (F) (G)	36,000	459,606
Yifeng Pharmacy Chain Co., Ltd., A Shares	28,400	371,208
Yihai International Holding, Ltd.	48,000	361,560
Yonyou Network Technology Co., Ltd., A Shares	36,478	205,472
Yum China Holdings, Inc.	14,137	602,660
Zhuzhou CRRC Times Electric Co., Ltd., H Shares	10,400	30,808

		35,968,279

Denmark - 0.0% (E)
AP Moller - Maersk A/S, Class A	30	24,640
Coloplast A/S, Class B	92	13,342

		37,982

Finland - 0.2%
Fortum Oyj	1,679	24,424
Neste OYJ	91,118	3,029,449
Nokia OYJ (F)	9,541	29,385

		3,083,258

	Shares	Value
COMMON STOCKS (continued)
France - 1.9%
BNP Paribas SA	31,354	$ 915,387
Carrefour SA	611	9,687
Cie de Saint-Gobain	24,265	582,249
CNP Assurances	811	7,979
Danone SA	137,610	8,806,789
Eiffage SA	5,908	419,371
Electricite de France SA	2,161	16,898
Engie SA	242	2,512
EssilorLuxottica SA	21,215	2,246,131
Renault SA	448	8,514
Safran SA	61,911	5,485,133
Sanofi	81,503	7,056,105
Schneider Electric SE	423	35,753
Societe Generale SA	48,524	794,927
Sodexo SA (A)	3,643	244,646
Unibail-Rodamco-Westfield, REIT	95	5,446
Vivendi SA	461	9,747

		26,647,274

Germany - 1.2%
adidas AG	17	3,775
Deutsche Boerse AG	157	21,569
Deutsche Post AG	2,665	71,445
Evonik Industries AG	446	9,314
HeidelbergCement AG	408	17,431
Henkel AG & Co. KGaA	410	30,118
Infineon Technologies AG	160,828	2,321,672
Knorr-Bremse AG	26,809	2,356,937
Merck KGaA	41	4,139
SAP SE	146	16,301
Siemens AG	125,907	10,542,823
Vonovia SE	14,594	725,956
Wirecard AG	117	13,182

		16,134,662

Hong Kong - 1.1%
AIA Group, Ltd.	767,600	6,873,577
Alibaba Health Information Technology, Ltd. (F)	198,000	325,377
Beijing Enterprises Holdings, Ltd.	9,000	32,845
Brilliance China Automotive Holdings, Ltd.	248,000	201,950
China Mengniu Dairy Co., Ltd. (F)	62,000	213,821
China Mobile, Ltd.	10,000	74,943
China Overseas Land & Investment, Ltd.	186,000	570,263
China Resources Cement Holdings, Ltd.	26,000	30,545
China Resources Power Holdings Co., Ltd.	30,000	32,902
China Unicom Hong Kong, Ltd.	84,000	48,993
CK Infrastructure Holdings, Ltd.	56,500	299,105
CLP Holdings, Ltd.	38,500	352,660
Hang Lung Properties, Ltd.	254,000	512,201
HKT Trust & HKT, Ltd.	231,000	314,171
Hysan Development Co., Ltd.	66,000	213,140
Jardine Matheson Holdings, Ltd.	11,600	583,850
Kunlun Energy Co., Ltd.	38,000	21,961
Power Assets Holdings, Ltd.	500	2,966
Sun Hung Kai Properties, Ltd.	320,500	4,190,228
WH Group, Ltd. (G)	288,000	265,826

		15,161,324

Indonesia - 0.0% (E)
Bank Central Asia Tbk PT	253,400	426,958

Ireland - 0.2%
Aptiv PLC	39,984	1,968,812

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Experian PLC	381	$ 10,589
Medtronic PLC	6,358	573,364

		2,552,765

Italy - 1.3%
Enel SpA	1,232,361	8,500,630
Intesa Sanpaolo SpA	402,067	650,568
RAI Way SpA (G)	286,271	1,534,720
Snam SpA	98,213	448,862
UniCredit SpA	923,097	7,141,615

		18,276,395

Japan - 2.8%
AGC, Inc.	1,400	34,114
Ajinomoto Co., Inc.	301,500	5,618,290
Astellas Pharma, Inc.	362,600	5,586,708
Canon, Inc.	200	4,346
Dentsu Group, Inc. (A)	300	5,797
East Japan Railway Co.	49,500	3,745,682
FamilyMart Co., Ltd.	1,700	30,525
FUJIFILM Holdings Corp.	300	14,784
Fujitsu, Ltd.	200	18,014
Hitachi, Ltd.	1,100	31,599
Hoya Corp.	50,200	4,268,583
Japan Airlines Co., Ltd. (A)	159,900	2,938,553
KDDI Corp.	28,600	844,803
Keyence Corp.	2,000	643,025
Maeda Road Construction Co., Ltd. (A)	5,900	110,125
Mitsubishi Estate Co., Ltd.	48,900	722,211
Mitsubishi Heavy Industries, Ltd.	2,800	70,565
Murata Manufacturing Co., Ltd.	64,500	3,206,599
NEC Corp.	2,000	72,826
Nippon Telegraph & Telephone Corp.	30,500	729,457
Nissan Motor Co., Ltd.	15,800	52,862
NTT Data Corp.	1,300	12,444
Okumura Corp.	6,600	136,463
Olympus Corp.	1,100	15,857
Omron Corp.	300	15,511
Otsuka Holdings Co., Ltd.	1,400	54,626
Rakuten, Inc.	300	2,288
Recruit Holdings Co., Ltd.	100	2,583
Sekisui House, Ltd.	1,500	24,738
Seven & i Holdings Co., Ltd.	800	26,420
Shin-Etsu Chemical Co., Ltd.	45,300	4,452,410
Shionogi & Co., Ltd.	100	4,926
Sompo Holdings, Inc.	300	9,247
Subaru Corp. (A)	125,800	2,404,677
Suzuki Motor Corp.	101,200	2,409,695
Toagosei Co., Ltd.	19,700	170,543
Tokyo Electron, Ltd.	100	18,930
Toshiba Corp.	400	8,767

		38,519,593

Mexico - 0.0% (E)
America Movil SAB de CV, Series L	11,115	6,606
Fomento Economico Mexicano SAB de CV	1,635	9,941
Grupo Bimbo SAB de CV, Series A	8,448	12,389

		28,936

Netherlands - 1.5%
Adyen NV (F) (G)	1,207	1,025,822
ASML Holding NV	25,587	6,745,106
ING Groep NV	543,292	2,783,879
Koninklijke Ahold Delhaize NV	2,308	53,768
Koninklijke Philips NV	187,355	7,692,301

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
NXP Semiconductors NV	32,681	$ 2,710,235
Royal Dutch Shell PLC, A Shares	385	6,689

		21,017,800

Poland - 0.0% (E)
Polski Koncern Naftowy Orlen SA	1,244	16,647

Portugal - 0.0% (E)
Jeronimo Martins SGPS SA	25,660	463,140

Republic of Korea - 0.1%
Amorepacific Corp.	54	7,405
Amorepacific Group	279	12,594
Hana Financial Group, Inc.	650	12,229
Hyundai Mobis Co., Ltd.	267	36,933
Kakao Corp.	3,611	456,730
KB Financial Group, Inc.	597	16,790
Kia Motors Corp.	1,413	29,742
LG Chem, Ltd.	1,671	413,876
LG Electronics, Inc.	1,506	59,213
LG Uplus Corp.	1,613	14,171
NCSoft Corp.	1,063	567,328
POSCO	2,152	283,177
Shinhan Financial Group Co., Ltd.	2,549	59,632
SK Telecom Co., Ltd.	276	40,143

		2,009,963

Republic of South Africa - 0.0% (E)
Anglo American Platinum, Ltd.	242	10,109
AngloGold Ashanti, Ltd.	149	2,525
Aspen Pharmacare Holdings, Ltd. (F)	2,249	11,764
Kumba Iron Ore, Ltd. (A)	1,618	25,229
MTN Group, Ltd. (A)	9,276	24,872
MultiChoice Group (F)	4,301	20,439
Old Mutual, Ltd. (A)	7,299	4,842

		99,780

Saudi Arabia - 0.0% (E)
Riyad Bank	1,518	6,032

Singapore - 0.4%
CapitaLand, Ltd.	1,624,900	3,256,184
ComfortDelGro Corp., Ltd.	255,000	271,533
DBS Group Holdings, Ltd.	25,800	336,642
Singapore Telecommunications, Ltd.	176,300	314,294
United Overseas Bank, Ltd.	59,200	812,226
Wilmar International, Ltd.	7,800	17,639

		5,008,518

Spain - 0.3%
Cellnex Telecom SA (G)	75,351	3,418,105
Endesa SA	1,104	23,361
Naturgy Energy Group SA	172	3,018
Repsol SA	1,977	17,637
Telefonica SA	3,032	13,799

		3,475,920

Sweden - 0.0% (E)
Assa Abloy AB, B Shares	662	12,359
Hennes & Mauritz AB, B Shares (A)	4,648	59,479
Telefonaktiebolaget LM Ericsson, B Shares	3,771	30,526

		102,364

Switzerland - 1.4%
Alcon, Inc. (F)	6,281	319,201

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Chubb, Ltd.	23,839	$ 2,662,578
LafargeHolcim, Ltd. (F)	993	36,238
Nestle SA	61,376	6,282,925
Novartis AG	728	60,059
Roche Holding AG	31,824	10,239,113
SGS SA	6	13,839

		19,613,953

Taiwan - 0.9%
Asustek Computer, Inc.	5,000	33,854
Cathay Financial Holding Co., Ltd.	232,000	270,011
Chunghwa Telecom Co., Ltd.	112,000	397,072
Formosa Chemicals & Fibre Corp.	113,000	248,838
Formosa Petrochemical Corp.	61,000	162,861
Formosa Plastics Corp.	108,000	267,151
Fubon Financial Holding Co., Ltd.	249,000	307,771
Hon Hai Precision Industry Co., Ltd.	158,520	364,955
MediaTek, Inc.	4,000	42,933
Nan Ya Plastics Corp.	136,000	244,687
Taiwan Semiconductor Manufacturing Co., Ltd.	1,080,000	9,722,496
Uni-President Enterprises Corp.	187,000	404,746
United Microelectronics Corp.	55,000	24,660
Yageo Corp.	33,000	296,352

		12,788,387

Thailand - 0.1%
Advanced Info Service PCL	72,700	448,773
Intouch Holdings PCL, F Shares	239,800	392,667
Siam Cement PCL	15,800	155,699
Thai Beverage PCL	332,200	140,537

		1,137,676

Turkey - 0.0% (E)
BIM Birlesik Magazalar AS	1,106	8,387
Tupras Turkiye Petrol Rafinerileri AS (F)	11,785	134,119

		142,506

United Kingdom - 1.7%
Aon PLC	363	59,910
AstraZeneca PLC	33,409	2,976,705
Berkeley Group Holdings PLC	13,960	623,084
BP PLC	2,674	10,966
Coca-Cola European Partners PLC	945	35,466
Compass Group PLC	904	14,084
Ferguson PLC	7,723	477,532
Fiat Chrysler Automobiles NV	5,017	35,815
GlaxoSmithKline PLC	3,342	62,710
HSBC Holdings PLC	152,111	853,916
Liberty Global PLC, Class A (F)	308	5,085
Liberty Global PLC, Class C (F)	1,021	16,040
NMC Health PLC (B)	77,617	226,173
RELX PLC	2,321	49,536
Rolls-Royce Holdings PLC	4,686	19,805
Unilever NV	113,977	5,602,110
Unilever PLC	63,307	3,192,584
Vodafone Group PLC	6,612,822	9,148,468
Willis Towers Watson PLC	357	60,637

		23,470,626

United States - 35.3%
Abbott Laboratories	90,031	7,104,346
AbbVie, Inc.	142	10,819
Adobe, Inc. (F) (H)	9,194	2,925,899
Agilent Technologies, Inc.	66,256	4,745,255

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Air Products & Chemicals, Inc.	44,562	$ 8,895,021
Alexion Pharmaceuticals, Inc. (F)	3,424	307,441
Alphabet, Inc., Class C (F)	17,549	20,406,153
Amazon.com, Inc. (F) (H)	11,929	23,258,210
American International Group, Inc.	195	4,729
American Tower Corp., REIT	4,366	950,696
Ameriprise Financial, Inc.	133	13,630
Amgen, Inc.	128	25,949
Anthem, Inc.	32,642	7,411,040
Apellis Pharmaceuticals, Inc. (F)	9,453	253,246
Apple, Inc.	79,621	20,246,824
Applied Materials, Inc.	61,784	2,830,943
AT&T, Inc.	839	24,457
Autodesk, Inc. (F)	40,413	6,308,469
AutoZone, Inc. (F)	30	25,380
AvalonBay Communities, Inc., REIT	81	11,921
Bank of America Corp.	431,205	9,154,482
Bank of New York Mellon Corp.	665	22,397
Baxter International, Inc.	7,261	589,521
Becton Dickinson and Co.	24,367	5,598,806
Berkshire Hathaway, Inc., Class B (F)	8,959	1,637,974
BioMarin Pharmaceutical, Inc. (F)	4,531	382,869
Booking Holdings, Inc. (F)	44	59,194
Bristol-Myers Squibb Co.	96,931	5,402,934
Cadence Design Systems, Inc. (F)	9,554	630,946
Cerner Corp.	928	58,455
CH Robinson Worldwide, Inc.	8,845	585,539
Charles Schwab Corp.	72,860	2,449,553
Charter Communications, Inc., Class A (F) (H)	27,011	11,785,169
Chevron Corp.	159	11,521
Chipotle Mexican Grill, Inc. (F)	1,448	947,571
Cintas Corp.	144	24,944
Cisco Systems, Inc.	15,782	620,390
Citigroup, Inc.	82,867	3,490,358
CME Group, Inc.	115	19,885
Coca-Cola Co.	161	7,124
Colgate-Palmolive Co.	39,221	2,602,706
Comcast Corp., Class A (H)	331,091	11,382,909
Corteva, Inc.	352	8,272
Costco Wholesale Corp.	12,245	3,491,417
Crowdstrike Holdings, Inc., Class A (F)	10,286	572,724
Crown Castle International Corp., REIT	113	16,317
Cummins, Inc.	93	12,585
CVS Health Corp.	238	14,121
D.R. Horton, Inc.	165,525	5,627,850
Dell Technologies, Inc., Class C (F)	1,019	40,301
Delta Air Lines, Inc.	546	15,577
DexCom, Inc. (F)	882	237,496
Discover Financial Services	170	6,064
Dollar Tree, Inc. (F)	2,899	212,990
DuPont de Nemours, Inc.	1,345	45,864
Eaton Corp. PLC	164	12,741
eBay, Inc.	2,299	69,108
Edwards Lifesciences Corp. (F)	7,338	1,384,094
Electronic Arts, Inc. (F)	234	23,440
Eli Lilly & Co.	460	63,811
Emerson Electric Co.	146,947	7,002,025
Exelon Corp.	12,940	476,321
Expedia Group, Inc.	1,191	67,018
Exxon Mobil Corp.	11,419	433,579
Facebook, Inc., Class A (F)	46,715	7,792,062
FedEx Corp.	66	8,003
Fieldwood Energy, Inc. (B) (C)	7,771	7,771
FleetCor Technologies, Inc. (F)	30,659	5,719,130
Ford Motor Co.	2,282	11,022
Fortinet, Inc. (F)	7,263	734,798
Fortive Corp.	43,823	2,418,591

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fortune Brands Home & Security, Inc.	8,221	$ 355,558
Franklin Resources, Inc.	1,824	30,443
Freeport-McMoRan, Inc.	66,178	446,701
General Electric Co.	1,575	12,505
Gilead Sciences, Inc.	80,432	6,013,096
Global Payments, Inc.	30,744	4,434,207
Guardant Health, Inc. (F)	9,354	651,038
Hartford Financial Services Group, Inc.	17,504	616,841
HCA Healthcare, Inc.	49,786	4,473,272
Hershey Co.	30	3,975
Hess Corp.	5,607	186,713
Hewlett Packard Enterprise Co.	5,485	53,259
Home Depot, Inc.	34,256	6,395,938
HP, Inc.	1,349	23,419
Illumina, Inc. (F)	831	226,963
Incyte Corp. (F)	474	34,711
Insulet Corp. (F)	1,218	201,798
Intel Corp.	1,021	55,256
Intercontinental Exchange, Inc.	374	30,200
International Flavors & Fragrances, Inc. (A)	43,147	4,404,446
Intuit, Inc.	5,550	1,276,500
Intuitive Surgical, Inc. (F)	3,244	1,606,461
IQVIA Holdings, Inc. (F)	174	18,768
Johnson & Johnson	74,267	9,738,632
JPMorgan Chase & Co.	103,973	9,360,689
Kroger Co.	1,172	35,301
L3 Harris Technologies, Inc.	13,591	2,448,011
Lam Research Corp.	163	39,120
Las Vegas Sands Corp.	3,800	161,386
Lennar Corp., Class A	125,276	4,785,543
Liberty Broadband Corp., Class C (F)	1,256	139,064
Liberty Media Corp. - Liberty SiriusXM, Class A (F)	31,906	1,011,101
Liberty Media Corp. - Liberty SiriusXM, Class C (F)	53,463	1,690,500
Lowe’s Cos., Inc.	71,975	6,193,449
Marathon Petroleum Corp.	7,500	177,150
Marsh & McLennan Cos., Inc.	75,775	6,551,506
Marvell Technology Group, Ltd.	35,187	796,282
Masco Corp.	21,213	733,333
Mastercard, Inc., Class A	42,726	10,320,893
McDonald’s Corp.	54,198	8,961,639
Merck & Co., Inc.	108,097	8,316,983
Microchip Technology, Inc.	11,467	777,463
Micron Technology, Inc. (F)	39,236	1,650,266
Microsoft Corp.	166,304	26,227,804
Mondelez International, Inc., Class A	13,385	670,321
Monster Beverage Corp. (F)	110	6,189
Moody’s Corp.	106	22,419
Morgan Stanley	197,856	6,727,104
Motorola Solutions, Inc.	8,687	1,154,676
Nevro Corp. (F)	1,855	185,463
Newmont Corp.	22,402	1,014,363
NextEra Energy, Inc.	41,593	10,008,108
Norton Lifelock, Inc.	23,047	431,209
NVIDIA Corp.	19,780	5,214,008
Okta, Inc. (F)	4,803	587,215
Omnicom Group, Inc.	4,973	273,018
ONEOK, Inc.	972	21,199
Oracle Corp.	52,010	2,513,643
Palo Alto Networks, Inc. (F)	4,558	747,330
PayPal Holdings, Inc. (F)	18,433	1,764,775
Peloton Interactive, Inc., Class A (F)	49,971	1,326,730
PepsiCo, Inc.	7,571	909,277
Pfizer, Inc.	198,466	6,477,930
Philip Morris International, Inc.	4,031	294,102
Pioneer Natural Resources Co.	14,326	1,004,969

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PPG Industries, Inc.	79,787	$ 6,670,193
Procter & Gamble Co.	1,032	113,520
Prologis, Inc., REIT	35,749	2,873,147
Proofpoint, Inc. (F)	3,386	347,370
PTC Therapeutics, Inc. (F)	3,096	138,113
PTC, Inc. (F)	7,205	441,018
Public Storage, REIT	151	29,990
QUALCOMM, Inc.	708	47,896
Raytheon Co.	71,031	9,315,716
Regeneron Pharmaceuticals, Inc. (F)	370	180,667
Republic Services, Inc.	72	5,404
ResMed, Inc.	3,555	523,616
salesforce.com, Inc. (F)	68,115	9,807,198
Sarepta Therapeutics, Inc. (A) (F)	2,837	277,515
Schlumberger, Ltd.	8,359	112,763
Seattle Genetics, Inc. (F)	2,190	252,682
ServiceNow, Inc. (F) (H)	11,260	3,226,891
Simply Good Foods Co. (F)	22,696	437,125
Splunk, Inc. (F)	6,677	842,838
Square, Inc., Class A (F)	91	4,767
Stanley Black & Decker, Inc.	433	43,300
Starbucks Corp.	150,716	9,908,070
Stryker Corp.	3,336	555,411
Synchrony Financial	726	11,681
Sysco Corp.	131	5,978
Target Corp.	29,529	2,745,311
Texas Instruments, Inc.	202	20,186
Thermo Fisher Scientific, Inc.	22,881	6,489,052
TJX Cos., Inc.	118,588	5,669,692
Travelers Cos., Inc.	6,144	610,406
Truist Financial Corp.	95,771	2,953,578
Uber Technologies, Inc. (F)	150,317	4,196,851
Union Pacific Corp.	47,877	6,752,572
United Airlines Holdings, Inc. (F)	28,671	904,570
United Parcel Service, Inc., Class B	403	37,648
UnitedHealth Group, Inc.	52,629	13,124,620
US Bancorp	22,417	772,266
Verizon Communications, Inc.	13,503	725,516
Vertex Pharmaceuticals, Inc. (F)	12,669	3,014,589
Visa, Inc., Class A	5,203	838,307
Vistra Energy Corp.	35,828	571,815
VMware, Inc., Class A (A) (F)	46,519	5,633,451
Walgreens Boots Alliance, Inc.	575	26,306
Walmart, Inc.	74,333	8,445,715
Walt Disney Co.	26,727	2,581,828
Wells Fargo & Co.	17,812	511,204
Western Digital Corp.	788	32,797
Weyerhaeuser Co., REIT	39,640	671,898
Williams Cos., Inc.	86,606	1,225,475
Workday, Inc., Class A (F)	199	25,914
Wynn Resorts, Ltd.	4,700	282,893
Xilinx, Inc.	23,507	1,832,136
Yum! Brands, Inc.	631	43,242
Zillow Group, Inc., Class C (A) (F)	8,716	313,950
Zoetis, Inc.	2,888	339,889
Zscaler, Inc. (A) (F)	7,204	438,435

		490,777,979

Total Common Stocks (Cost $809,953,325)		749,704,999

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0% (E)
United States - 0.0% (E)
Wells Fargo & Co.,
Series L, 7.50%	505	$ 643,380

Total Convertible Preferred Stock (Cost $602,854)		643,380

PREFERRED STOCKS - 0.5%
Brazil - 0.0% (E)
Banco Bradesco SA,
9.09% (I)	1,019	4,073
Centrais Eletricas Brasileiras SA,
5.17% (I)	2,522	12,634
Itau Unibanco Holding SA,
8.33% (I)	78,258	347,757
Petroleo Brasileiro SA,
5.18% (I)	3,461	9,318

		373,782

Germany - 0.2%
Henkel AG & Co. KGaA,
2.38% (I)	30,145	2,411,045

United States - 0.3%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (J)	48,626	1,244,825
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.48% (J)	53,415	1,095,542
Palantir Technologies, Inc.,
0.00% (B) (C) (D) (I)	212,750	1,174,380

		3,514,747

Total Preferred Stocks (Cost $7,715,743)		6,299,574

EXCHANGE-TRADED FUNDS - 3.9%
United States - 3.9%
Consumer Discretionary Select Sector SPDR Fund (A)	13,600	1,333,888
Financial Select Sector SPDR Fund (A)	66,918	1,393,233
Industrial Select Sector SPDR Fund (A)	24,462	1,443,503
iShares China Large-Cap ETF (A)	36,843	1,383,086
iShares iBoxx $ Investment Grade Corporate Bond ETF	34,089	4,210,332
iShares MSCI Emerging Markets ETF (A)	18,357	626,524
iShares Russell 2000 ETF (A)	19,924	2,280,501
iShares S&P 500 Value ETF (A)	15,750	1,515,938
KraneShares CSI China Internet ETF (A)	9,793	443,329
SPDR Gold Shares (F) (K)	186,519	27,614,138
SPDR S&P 500 ETF Trust (A)	38,044	9,805,841
SPDR S&P Oil & Gas Exploration & Production ETF	22,300	733,670
U.S. Oil Fund, LP (F) (K)	117,600	495,096
VanEck Vectors Semiconductor ETF (A)	6,065	710,454

Total Exchange-Traded Funds (Cost $60,921,326)		53,989,533

	Principal	Value
ASSET-BACKED SECURITY - 0.0% (E)
United States - 0.0% (E)
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 2.30% (J), 10/15/2031 (G)	$ 421,000	$ 401,820

Total Asset-Backed Security (Cost $394,687)		401,820

CONVERTIBLE BONDS - 0.1%
India - 0.0% (E)
REI Agro, Ltd.
5.50%, 11/13/2014 (C) (F) (G) (L)	697,000	4,217
5.50%, 11/13/2014 (F) (L) (M)	259,000	1,567

		5,784

Netherlands - 0.0% (E)
Bio City Development Co. BV
8.00%, 07/06/2020 (B) (C) (D) (F) (G) (L)	2,400,000	318,000

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (G)	SGD 1,000,000	670,909

Total Convertible Bonds (Cost $3,105,790)		994,693

CORPORATE DEBT SECURITIES - 5.5%
Australia - 0.3%
FMG Resources August 2006 Pty, Ltd.
4.75%, 05/15/2022 (G)	$ 29,000	28,891
5.13%, 03/15/2023 - 05/15/2024 (G)	50,000	49,150
Quintis Australia Pty, Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (A) (B) (C) (D) (G) (N)	3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (A) (B) (C) (D) (G) (N)	194,809	194,809

		3,609,167

Canada - 0.0% (E)
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (G)	53,000	53,546
5.75%, 08/15/2027 (G)	16,000	16,474
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 09/15/2027 (G)	24,000	20,817
Masonite International Corp.
5.38%, 02/01/2028 (G)	20,000	19,656
Mattamy Group Corp.
4.63%, 03/01/2030 (G)	370,000	318,200

		428,693

Japan - 0.0% (E)
Mitsubishi UFJ Financial Group, Inc.
3.78%, 03/02/2025	443,000	467,506

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	1,105,000	1,147,364

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.0% (E)
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (G)	$ 41,000	$ 41,410
6.75%, 02/15/2028 (G)	38,000	40,565
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029 (G)	60,000	64,362

		146,337

Netherlands - 0.2%
ING Groep NV
4.10%, 10/02/2023	1,435,000	1,472,738
Fixed until 04/16/2020 (O), 6.00% (J)	595,000	564,060

		2,036,798

Switzerland - 0.1%
UBS Group AG
4.13%, 09/24/2025 (G)	765,000	794,625

United Kingdom - 0.4%
Ellaktor Value PLC
6.38%, 12/15/2024 (G)	EUR 1,175,000	882,513
HSBC Holdings PLC
Fixed until 03/13/2022, 3.26% (J), 03/13/2023	$ 562,000	561,489
4.95%, 03/31/2030	240,000	262,080
Fixed until 09/17/2024 (O), 6.38% (J)	2,107,000	1,954,242
Lloyds Bank PLC
Fixed until 01/21/2029 (O), 13.00% (J), 01/22/2029, MTN	GBP 1,065,000	2,278,586

		5,938,910

United States - 4.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.50%, 02/15/2023 (G)	$ 31,000	30,520
5.75%, 03/15/2025	49,000	49,510
6.63%, 06/15/2024	49,000	49,735
7.50%, 03/15/2026 (G)	26,000	28,023
Allergan Sales LLC
5.00%, 12/15/2021 (G)	571,000	591,606
AMC Networks, Inc.
4.75%, 08/01/2025	31,000	30,148
5.00%, 04/01/2024	39,000	37,440
American Express Co.
3-Month LIBOR + 3.29%, 4.03% (J), 06/15/2020 (O)	699,000	590,655
Aramark Services, Inc.
4.75%, 06/01/2026	20,000	18,846
5.00%, 02/01/2028 (G)	46,000	42,809
Avantor, Inc.
6.00%, 10/01/2024 (G)	60,000	62,862
Bank of America Corp.
4.00%, 01/22/2025, MTN	558,000	587,234
4.13%, 01/22/2024, MTN	1,344,000	1,420,440
Becton Dickinson and Co.
2.89%, 06/06/2022	1,176,000	1,173,806
3.13%, 11/08/2021	1,012,000	1,024,853
Broadcom, Inc.
3.13%, 04/15/2021 (G)	1,766,000	1,746,769
Buckeye Partners, LP
4.13%, 03/01/2025 (G)	450,000	379,350
4.35%, 10/15/2024	100,000	83,000
Cedar Fair, LP
5.25%, 07/15/2029 (G)	20,000	16,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cedar Fair, LP / Canada’s Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	$ 20,000	$ 17,200
Centene Corp.
4.25%, 12/15/2027 (G)	98,000	96,040
4.75%, 01/15/2025	603,000	604,501
5.25%, 04/01/2025 (G)	44,000	44,220
5.38%, 06/01/2026 - 08/15/2026 (G)	707,000	727,984
Charles River Laboratories International, Inc.
5.50%, 04/01/2026 (G)	20,000	20,600
Cheniere Energy Partners, LP
5.25%, 10/01/2025	58,000	53,360
5.63%, 10/01/2026	44,000	40,480
Churchill Downs, Inc.
5.50%, 04/01/2027 (G)	24,000	22,624
Cigna Corp.
3.40%, 09/17/2021	1,416,000	1,442,582
3.75%, 07/15/2023	802,000	824,560
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (J), 04/24/2025	750,000	768,524
Fixed until 03/31/2030, 4.41% (J), 03/31/2031	652,000	716,338
Fixed until 08/15/2020 (O), 5.95% (J)	965,000	849,200
Clean Harbors, Inc.
4.88%, 07/15/2027 (G)	21,000	20,557
Colfax Corp.
6.00%, 02/15/2024 (G)	24,000	23,160
Comcast Corp.
3.10%, 04/01/2025	170,000	180,578
3.70%, 04/15/2024	2,221,000	2,383,469
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (G)	45,000	23,400
CSC Holdings LLC
5.50%, 05/15/2026 (G)	292,000	302,030
CVS Health Corp.
3.63%, 04/01/2027	240,000	244,143
3.75%, 04/01/2030	475,000	489,086
Darling Ingredients, Inc.
5.25%, 04/15/2027 (G)	20,000	19,394
DaVita, Inc.
5.00%, 05/01/2025	58,000	57,924
Deere & Co.
2.75%, 04/15/2025 (A)	340,000	351,074
Elanco Animal Health, Inc.
4.66%, 08/27/2021	19,000	18,903
5.02%, 08/28/2023	30,000	30,347
Endeavor Energy Resources, LP / EER Finance, Inc.
5.50%, 01/30/2026 (G)	19,000	13,114
5.75%, 01/30/2028 (G)	40,000	27,200
Energy Transfer Operating, LP
4.05%, 03/15/2025	324,000	281,200
Enterprise Products Operating LLC
3.35%, 03/15/2023	960,000	944,334
3.90%, 02/15/2024	228,000	233,056
ESH Hospitality, Inc.
5.25%, 05/01/2025 (G)	50,000	42,000
Forestar Group, Inc.
5.00%, 03/01/2028 (G)	760,000	631,081
General Dynamics Corp.
3.25%, 04/01/2025	160,000	169,494
Goldman Sachs Group, Inc.
Fixed until 06/05/2022, 2.91% (J), 06/05/2023	1,044,000	1,047,001
3.50%, 04/01/2025	2,645,000	2,703,786
3.63%, 02/20/2024	1,217,000	1,268,974
Fixed until 05/10/2020 (O), 5.38% (J)	1,109,000	991,169

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
H&E Equipment Services, Inc.
5.63%, 09/01/2025	$ 38,000	$ 35,245
Hanesbrands, Inc.
4.63%, 05/15/2024 (G)	35,000	34,650
HCA, Inc.
3.50%, 09/01/2030	1,470,000	1,333,601
HD Supply, Inc.
5.38%, 10/15/2026 (G)	30,000	29,164
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026	59,000	55,460
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	35,000	32,550
4.88%, 04/01/2027	24,000	22,800
Home Depot, Inc.
2.50%, 04/15/2027	250,000	251,962
3.30%, 04/15/2040	705,000	722,177
Howard Hughes Corp.
5.38%, 03/15/2025 (G)	39,000	37,732
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	179,000	182,580
iHeartCommunications, Inc.
5.25%, 08/15/2027 (G)	30,000	26,250
6.38%, 05/01/2026	959,905	908,316
8.38%, 05/01/2027	338,745	294,918
JPMorgan Chase & Co.
Fixed until 12/05/2023, 4.02% (J), 12/05/2024	1,413,000	1,497,181
Lamar Media Corp.
5.75%, 02/01/2026	26,000	26,390
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024 (G)	33,000	32,505
4.88%, 11/01/2026 (G)	33,000	33,574
Lennar Corp.
4.13%, 01/15/2022	23,000	22,828
4.50%, 04/30/2024	26,000	25,480
4.75%, 04/01/2021	19,000	18,810
Level 3 Financing, Inc.
5.13%, 05/01/2023	27,000	26,527
5.25%, 03/15/2026	30,000	29,981
Lowe’s Cos., Inc.
5.13%, 04/15/2050	415,000	501,049
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	31,000	26,970
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	129,000	142,041
Mastercard, Inc.
3.30%, 03/26/2027	155,000	168,876
McDonald’s Corp.
3.30%, 07/01/2025, MTN	240,000	249,538
3.50%, 07/01/2027, MTN	345,000	362,429
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	43,000	41,280
Molina Healthcare, Inc.
5.38%, 11/15/2022	28,000	27,300
Morgan Stanley
Fixed until 04/01/2030, 3.62% (J), 04/01/2031, MTN	1,820,000	1,903,612
3.88%, 04/29/2024	834,000	876,185
3-Month LIBOR + 3.61%, 5.44% (J), 07/15/2020 (O)	794,000	668,945

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	$ 56,000	$ 54,320
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (G) (O)	786,000	786,000
NetFlix, Inc.
5.50%, 02/15/2022	28,000	28,490
Newell Brands, Inc.
4.10%, 04/01/2023	55,000	55,822
NIKE, Inc.
2.40%, 03/27/2025	390,000	405,263
2.75%, 03/27/2027	475,000	493,568
NRG Energy, Inc.
5.25%, 06/15/2029 (G)	30,000	30,900
5.75%, 01/15/2028	33,000	33,660
6.63%, 01/15/2027	49,000	50,960
7.25%, 05/15/2026	41,000	42,947
NVIDIA Corp.
2.85%, 04/01/2030	245,000	255,686
3.50%, 04/01/2050	350,000	380,566
ONEOK Partners, LP
4.90%, 03/15/2025	742,000	648,690
ONEOK, Inc.
2.75%, 09/01/2024	435,000	352,071
Oracle Corp.
2.50%, 04/01/2025 (P)	1,430,000	1,443,525
2.80%, 04/01/2027	1,392,000	1,412,575
2.95%, 04/01/2030	1,392,000	1,401,584
3.60%, 04/01/2040	1,392,000	1,392,134
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (G)	26,000	23,920
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (G)	501,000	380,760
5.38%, 01/15/2025 (G)	226,000	174,580
5.63%, 10/15/2027 (G)	28,000	19,740
PayPal Holdings, Inc.
2.65%, 10/01/2026	38,000	37,200
Pfizer, Inc.
2.63%, 04/01/2030	280,000	294,410
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (G)	34,000	33,878
Prudential Financial, Inc.
Fixed until 06/15/2023, 5.63% (J), 06/15/2043	402,000	377,759
Fixed until 09/15/2022, 5.88% (J), 09/15/2042	605,000	586,850
Quicken Loans, Inc.
5.25%, 01/15/2028 (G)	39,000	38,134
5.75%, 05/01/2025 (G)	49,000	48,755
Sirius XM Radio, Inc.
3.88%, 08/01/2022 (G)	39,000	38,854
4.63%, 07/15/2024 (G)	58,000	58,866
5.00%, 08/01/2027 (G)	60,000	60,894
5.38%, 04/15/2025 - 07/15/2026 (G)	79,000	80,186
5.50%, 07/01/2029 (G)	50,000	51,000
Six Flags Entertainment Corp.
4.88%, 07/31/2024 (G)	39,000	33,053
Standard Industries, Inc.
5.00%, 02/15/2027 (G)	20,000	18,200
State Street Corp.
Fixed until 03/30/2025, 2.90% (J), 03/30/2026 (G)	195,000	199,606

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Summit Materials LLC / Summit Materials Finance Corp.
6.13%, 07/15/2023	$ 25,000	$ 24,750
Sunoco, LP / Sunoco Finance Corp.
4.88%, 01/15/2023	38,000	36,290
5.50%, 02/15/2026	31,000	26,824
6.00%, 04/15/2027	24,000	20,640
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025	20,000	17,048
5.38%, 02/01/2027 (A)	20,000	16,460
5.88%, 04/15/2026	40,000	33,200
6.50%, 07/15/2027	32,000	27,280
6.75%, 03/15/2024	23,000	20,240
6.88%, 01/15/2029	33,000	26,565
Teleflex, Inc.
4.63%, 11/15/2027	20,000	19,978
Tempur Sealy International, Inc.
5.50%, 06/15/2026	23,000	20,128
Tenet Healthcare Corp.
4.63%, 07/15/2024	72,000	68,760
4.63%, 09/01/2024 (G)	23,000	22,029
4.88%, 01/01/2026 (G)	81,000	77,152
5.13%, 05/01/2025	54,000	51,570
6.25%, 02/01/2027 (G)	60,000	58,500
Terex Corp.
5.63%, 02/01/2025 (G)	24,000	22,562
TransDigm, Inc.
6.25%, 03/15/2026 (G)	2,847,000	2,836,324
United Rentals North America, Inc.
4.63%, 10/15/2025	29,000	27,840
4.88%, 01/15/2028	65,000	63,050
5.50%, 05/15/2027	41,000	41,379
5.88%, 09/15/2026	41,000	41,525
6.50%, 12/15/2026	45,000	45,675
US Concrete, Inc.
6.38%, 06/01/2024	23,000	20,758
USB Capital IX
3-Month LIBOR + 1.02%, 3.50% (J), 04/30/2020 (O)	280,000	208,600
Verizon Communications, Inc.
3.50%, 11/01/2024	1,161,000	1,235,178
VICI Properties, LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (G)	267,000	248,977
3.75%, 02/15/2027 (G)	255,000	240,337
4.13%, 08/15/2030 (G)	305,000	285,556
Vistra Operations Co. LLC
5.00%, 07/31/2027 (G)	52,000	52,780
5.50%, 09/01/2026 (G)	40,000	41,200
5.63%, 02/15/2027 (G)	992,000	1,023,000
Wells Fargo & Co.
3.07%, 01/24/2023	212,000	214,243
3.75%, 01/24/2024, MTN	679,000	717,585
Fixed until 04/04/2050, 5.01% (J), 04/04/2051, MTN	660,000	842,689
Wells Fargo Bank NA
Fixed until 09/09/2021, 2.08% (J), 09/09/2022	2,787,000	2,773,925
William Carter Co.
5.63%, 03/15/2027 (G)	20,000	19,350
Williams Cos., Inc.
3.70%, 01/15/2023	608,000	562,133
WPX Energy, Inc.
5.75%, 06/01/2026	20,000	11,400
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/2026 (G)	20,000	17,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
XPO Logistics, Inc.
6.13%, 09/01/2023 (G)	$ 21,000	$ 20,554
6.75%, 08/15/2024 (G)	41,000	40,090

		61,385,029

Total Corporate Debt Securities (Cost $77,677,080)		75,954,429

FOREIGN GOVERNMENT OBLIGATIONS - 6.5%
Argentina - 0.1%
Argentina Republic Government International Bond
3.38%, 01/15/2023	EUR 800,000	220,580
5.25%, 01/15/2028 (M)	150,000	38,381
5.88%, 01/11/2028	$ 2,457,000	672,014
6.88%, 01/26/2027	2,503,000	700,865
7.82%, 12/31/2033	EUR 942,583	322,933

		1,954,773

Australia - 0.3%
Australia Government Bond
3.00%, 03/21/2047 (M)	AUD 4,452,000	3,554,564

Canada - 1.5%
Canada Government Bond
0.75%, 03/01/2021	CAD 3,496,000	2,491,568
1.50%, 09/01/2024	25,355,000	18,751,854

		21,243,422

France - 1.8%
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (M)	EUR 22,622,160	24,961,444

Germany - 0.3%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2050 (M)	3,700,281	4,047,989

Italy - 1.3%
Italy Buoni Poliennali del Tesoro
1.35%, 04/01/2030 (M)	10,248,000	11,127,397
3.85%, 09/01/2049 (M)	4,628,000	6,616,732

		17,744,129

Japan - 0.4%
Japan Government Thirty Year Bond 0.40%, 09/20/2049	JPY 591,400,000	5,475,366

Spain - 0.8%
Spain Government Bond 0.60%, 10/31/2029, MTN (M)	EUR 9,720,000	10,678,159

Total Foreign Government Obligations (Cost $95,306,765)		89,659,846

LOAN ASSIGNMENTS - 0.0% (E)
United States - 0.0% (E)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (Q)	$ 249,657	74,897
2nd Lien Term Loan,
TBD, 04/11/2023 (Q)	337,037	20,222

Total Loan Assignments (Cost $586,694)		95,119

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 0.1%
United States - 0.1%
BX Trust
Series 2019-OC11, Class D,
4.08% (J), 12/09/2041 (G)	$ 576,000	$ 451,969
Series 2019-OC11, Class E,
4.08% (J), 12/09/2041 (G)	807,000	600,922

Total Mortgage-Backed Securities (Cost $1,367,684)		1,052,891

U.S. GOVERNMENT AGENCY OBLIGATION - 1.7%
Uniform Mortgage-Backed Security
4.00%, TBA (P)	22,187,808	23,661,455

Total U.S. Government Agency Obligation (Cost $23,494,808)		23,661,455

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury - 4.5%
U.S. Treasury Bond
2.38%, 11/15/2049 (A) (H)	13,347,200	16,628,734
U.S. Treasury Note
1.75%, 11/15/2020 (H) (K)	5,600,000	5,659,063
1.75%, 11/15/2029 (A) (H)	36,691,900	40,309,492

		62,597,289

U.S. Treasury Inflation-Protected Securities - 5.6%
U.S. Treasury Inflation-Indexed Bond
0.13%, 10/15/2024 - 01/15/2030	10,254,042	10,419,290
0.50%, 04/15/2024	59,313,362	60,170,142
U.S. Treasury Inflation-Indexed Note
0.63%, 04/15/2023 (A)	7,022,035	7,073,180

		77,662,612

Total U.S. Government Obligations (Cost $133,081,692)		140,259,901

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.9%
Japan - 6.9%
Japan Treasury Discount Bill
0.00% (I) (R), 04/06/2020 - 06/22/2020	JPY 10,294,550,000	95,762,367

Total Short-Term Foreign Government Obligations (Cost $93,350,497)		95,762,367

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 11.1%
U.S. Treasury Bill
0.01% (I), 07/23/2020	$ 6,000,000	5,999,812
0.22% (I), 05/12/2020 (A)	3,000,000	2,999,245
0.41% (I), 05/28/2020 (A)	4,500,000	4,497,143
0.59% (I), 04/21/2020 (A)	3,000,000	2,999,033
0.63% (I), 08/20/2020	4,000,000	3,990,365
0.77% (I), 08/27/2020	17,000,000	16,946,884
1.51% (I), 06/11/2020	3,000,000	2,991,243
1.53% (I), 06/11/2020	19,000,000	18,943,792
1.55% (I), 04/16/2020 (A)	12,000,000	11,992,395
1.56% (I), 05/07/2020 - 08/06/2020 (A)	54,000,000	53,866,097
1.57% (I), 05/14/2020 - 05/28/2020	24,460,000	24,405,983
1.60% (I), 04/16/2020	4,000,000	3,997,392

Total Short-Term U.S. Government Obligations (Cost $153,629,384)		153,629,384

	Shares	Value
OTHER INVESTMENT COMPANY - 7.3%
Securities Lending Collateral - 7.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (I)	101,036,281	$ 101,036,281

Total Other Investment Company (Cost $101,036,281)		101,036,281

	Principal	Value
REPURCHASE AGREEMENTS - 0.5%
Fixed Income Clearing Corp., 0.00% (I), dated 03/31/2020, to be repurchased at $4,936,317 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $5,038,786.	$ 4,936,317	4,936,317
State Street Bank & Trust Co., 0.00% (I), dated 03/31/2020, to be repurchased at $1,640,001 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 08/31/2021, and with a value of $1,672,890. (K)	1,640,001	1,640,001

Total Repurchase Agreements (Cost $6,576,318)		6,576,318

Total Investments Excluding Options/Swaptions Purchased (Cost $1,568,800,928)		1,499,721,990
Total Options/Swaptions Purchased - 0.4% (Cost $9,453,363)		6,783,480

Total Investments Before Securities Sold Short (Cost $1,578,254,291)		1,506,505,470

	Shares	Value
SECURITIES SOLD SHORT - (0.3)%
COMMON STOCKS - (0.2)%
Entertainment - (0.1)%
Netflix, Inc.	(2,646)	$ (993,573)

Industrial Conglomerates - (0.1)%
3M Co.	(9,777)	(1,334,658)

Total Common Stocks (Proceeds $(2,451,467))		(2,328,231)

EXCHANGE-TRADED FUND - (0.2)%
Household Durables - (0.2)% iShares iBoxx $ Investment Grade Corporate Bond ETF	(17,215)	(2,126,225)

Total Exchange-Traded Fund (Proceeds $(2,259,419))		(2,126,225)

Total Securities Sold Short (Proceeds $(4,710,886))		(4,454,456)

Net Other Assets (Liabilities), Net of Securities Sold Short - (8.1)%		(112,200,880)

Net Assets - 100.0%		$ 1,389,850,134

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Alphabet, Inc.	USD	1,400.00	06/19/2020	USD	697,686	6	$39,537	$7,200
Call - Amazon.com, Inc.	USD	2,100.00	07/17/2020	USD	2,534,636	13	109,695	111,150
Call - Autodesk, Inc.	USD	200.00	07/17/2020	USD	1,482,950	95	112,032	32,490
Call - Boston Scientific Corp.	USD	35.00	08/21/2020	USD	714,597	219	59,795	49,932
Call - BP PLC	USD	39.00	04/17/2020	USD	1,075,599	441	35,113	441
Call - Capital One Financial Corp.	USD	60.00	09/18/2020	USD	685,712	136	64,627	60,520
Call - Charter Communications, Inc.	USD	540.00	06/19/2020	USD	1,439,823	33	39,254	15,510
Call - Comcast Corp.	USD	42.50	07/17/2020	USD	1,392,390	405	76,731	34,425
Call - Costco Wholesale Corp.	USD	300.00	06/19/2020	USD	798,364	28	30,583	39,200
Call - CVS Health Corp.	USD	65.00	05/15/2020	USD	403,444	68	25,057	11,832
Call - Exxon Mobil Corp.	USD	62.50	06/19/2020	USD	1,070,754	282	67,465	1,692
Call - Facebook, Inc.	USD	205.00	06/19/2020	USD	1,417,800	85	71,725	12,750
Call - Fortive Corp.	USD	60.00	06/19/2020	USD	419,444	76	27,096	29,640
Call - Home Depot, Inc.	USD	185.00	08/21/2020	USD	3,379,451	181	368,733	459,740
Call - Intuitive Surgical, Inc.	USD	630.00	06/19/2020	USD	99,042	2	3,148	1,240
Call - Invesco QQQ Trust, Series 1	USD	220.00	04/17/2020	USD	4,379,200	230	60,083	3,220
Call - Invesco QQQ Trust, Series 1	USD	225.00	04/17/2020	USD	1,161,440	61	22,514	488
Call - Invesco QQQ Trust, Series 1	USD	228.00	07/17/2020	USD	2,684,640	141	93,120	22,560
Call - Invesco QQQ Trust, Series 1	USD	230.00	05/15/2020	USD	2,513,280	132	48,807	4,224
Call - iShares China Large-Cap ETF	USD	45.00	04/17/2020	USD	3,296,012	878	29,917	5,268
Call - L3 Harris Technologies, Inc.	USD	200.00	08/21/2020	USD	702,468	39	54,605	55,770
Call - Marathon Petroleum Corp.	USD	62.50	04/17/2020	USD	1,157,380	490	130,122	245
Call - Microsoft Corp.	USD	170.00	05/15/2020	USD	1,151,283	73	53,176	37,595
Call - NXP Semiconductors NV	USD	95.00	06/19/2020	USD	671,733	81	41,245	39,285
Call - PPG Industries, Inc.	USD	95.00	08/21/2020	USD	693,880	83	34,550	36,935
Call - salesforce.com, Inc.	USD	185.00	06/19/2020	USD	1,468,596	102	75,274	11,016
Call - ServiceNow, Inc.	USD	350.00	05/15/2020	USD	1,432,900	50	69,892	19,000
Call - SPDR S&P 500 ETF Trust	USD	260.00	04/17/2020	USD	3,428,075	133	19,442	115,577
Call - SPDR S&P 500 ETF Trust	USD	270.00	04/03/2020	USD	541,275	21	12,231	1,491
Call - SPDR S&P 500 ETF Trust	USD	270.00	05/15/2020	USD	14,794,850	574	668,903	511,434
Call - SPDR S&P 500 ETF Trust	USD	285.00	07/17/2020	USD	6,160,225	239	206,969	167,300
Call - SPDR S&P 500 ETF Trust	USD	290.00	04/17/2020	USD	4,330,200	168	62,978	5,712
Call - SPDR S&P 500 ETF Trust	USD	290.00	12/18/2020	USD	8,299,550	322	392,751	381,248
Call - SPDR S&P 500 ETF Trust	USD	294.00	09/30/2020	USD	1,855,800	72	72,984	49,284
Call - SPDR S&P 500 ETF Trust	USD	310.00	04/24/2020	USD	4,433,300	172	44,010	2,408
Call - SPDR S&P 500 ETF Trust	USD	315.00	04/17/2020	USD	7,217,000	280	167,864	1,400
Call - SPDR S&P 500 ETF Trust	USD	320.00	04/17/2020	USD	11,959,600	464	204,054	1,856
Call - SPDR S&P 500 ETF Trust	USD	323.00	04/17/2020	USD	9,459,425	367	196,254	1,468
Call - SPDR S&P 500 ETF Trust	USD	328.00	06/19/2020	USD	3,556,950	138	52,729	3,036
Call - SPDR S&P 500 ETF Trust	USD	346.00	04/17/2020	USD	81,706,750	3,170	735,697	6,340
Call - UnitedHealth Group, Inc.	USD	260.00	04/17/2020	USD	3,416,506	137	181,147	109,600
Call - VMware, Inc.	USD	140.00	07/17/2020	USD	1,622,740	134	85,360	93,934
Put - iShares iBoxx High Yield Corporate Bond ETF	USD	87.00	04/17/2020	USD	755,286	98	13,841	98,000
Put - iShares iBoxx High Yield Corporate Bond ETF	USD	88.00	04/17/2020	USD	3,028,851	393	55,851	446,055

Total							$5,016,961	$3,099,511

The notes are an integral part of this report. Transamerica Series Funds	Page 11

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Agilent Technologies, Inc.	NOMI	USD	87.50	05/15/2020	USD	1,773,669	24,765	$82,964	$10,580
Call - Alibaba Group Holding, Ltd.	SG	USD	230.00	05/15/2020	USD	1,886,650	9,701	92,354	6,689
Call - Apple, Inc.	MSCS	USD	270.00	04/17/2020	USD	2,161,465	8,500	138,742	55,365
Call - Eli Lilly & Co.	CITI	USD	142.00	06/19/2020	USD	1,763,131	12,710	65,329	102,477
Call - HCA Healthcare, Inc.	MSCS	USD	135.00	04/17/2020	USD	271,167	3,018	17,504	41
Call - HCA Healthcare, Inc.	MSCS	USD	135.00	06/19/2020	USD	271,167	3,018	23,842	1,345
Call - Hess Corp.	NOMI	USD	60.00	04/17/2020	USD	974,957	29,278	104,288	1,545
Call - Lowe’s Cos., Inc.	NOMI	USD	125.00	04/17/2020	USD	1,505,703	17,498	69,992	36
Call - SPDR Gold Shares(K)	SG	USD	149.00	04/17/2020	USD	5,527,447	37,335	91,844	105,762
Call - SPDR Gold Shares(K)	SG	USD	151.00	05/15/2020	USD	8,890,254	60,049	199,363	241,088
Call - SPDR Gold Shares(K)	SG	USD	151.00	06/19/2020	USD	14,512,749	98,026	310,742	552,208
Call - SPDR Gold Shares(K)	MSCS	USD	155.00	05/01/2020	USD	8,216,331	55,497	178,630	114,218
Call - SPDR Gold Shares(K)	MSCS	USD	160.00	05/01/2020	USD	4,046,947	27,335	101,126	34,109
Call - SPDR Gold Shares(K)	MSCS	USD	160.00	06/30/2020	USD	6,658,697	44,976	357,442	158,486
Call - SPDR S&P 500 ETF Trust	MSCS	USD	360.00	06/18/2021	USD	10,773,950	41,800	173,470	35,963

Total								$2,007,632	$1,419,912

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - EUR vs. JPY	HSBC	EUR	116.50	08/19/2020	EUR	4,528,000	$44,226	$98,760
Put - EUR vs. JPY	UBS	EUR	120.00	04/23/2020	EUR	7,490,000	76,857	152,038
Put - EUR vs. USD	CITI	EUR	1.07	08/19/2020	EUR	7,546,000	45,118	79,280
Put - EUR vs. USD	UBS	EUR	1.09	05/08/2020	EUR	48,799,841	232,960	337,137
Put - EUR vs. USD	BOA	EUR	1.12	07/23/2020	EUR	2,346,000	32,713	61,642
Put - USD vs. BRL	JPM	USD	3.93	05/04/2020	USD	4,072,000	62,831	8
Put - USD vs. IDR	BOA	USD	14,000.00	04/27/2020	USD	4,072,042	39,234	977
Put - USD vs. JPY	MSCS	USD	103.00	07/09/2020	USD	12,807,000	334,788	154,107
Put - USD vs. JPY	HSBC	USD	106.75	04/27/2020	USD	12,720,000	82,998	143,990
Put - USD vs. JPY	MSCS	USD	108.00	05/26/2020	USD	3,573,500	63,230	73,264
Put - USD vs. JPY	BNP	USD	108.00	06/18/2020	USD	15,092,000	80,621	351,598
Put - USD vs. JPY	MSCS	USD	108.25	04/22/2020	USD	13,453,000	87,660	215,383
Put - USD vs. MXN	CITI	USD	19.00	05/04/2020	USD	4,072,000	50,228	1,527
Put - USD vs. RUB	BOA	USD	63.00	04/30/2020	USD	4,072,042	46,812	472
Put - USD vs. TRY	CITI	USD	5.70	04/27/2020	USD	8,144,085	118,008	1,197
Put - USD vs. ZAR	CITI	USD	14.40	04/27/2020	USD	8,144,085	146,594	676

Total							$1,544,878	$1,672,056

The notes are an integral part of this report. Transamerica Series Funds	Page 12

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.50%	05/06/2020	USD	172,533,000	$77,640	$27,086
Call - 5-Year (B)	GSI	3-Month USD-LIBOR	Receive	0.50	08/27/2020	USD	133,874,000	341,379	127,249
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	1.08	08/13/2020	USD	9,538,391	85,810	421,242
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	1.80	08/11/2020	USD	18,002,475	154,721	13,286
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	1.88	04/08/2020	USD	17,147,017	142,254	— (S	)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	2.08	08/13/2020	USD	9,538,391	82,088	3,138

Total								$883,892	$592,001

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Abbott Laboratories	USD	90.00	06/19/2020	USD	670,735	85	$(27,445)	$(20,995)
Call - Amazon.com, Inc.	USD	2,100.00	04/17/2020	USD	2,339,664	12	(24,814)	(16,308)
Call - Anthem, Inc.	USD	330.00	04/17/2020	USD	1,248,720	55	(8,677)	(1,650)
Call - Apple, Inc.	USD	325.00	04/17/2020	USD	2,186,894	86	(29,030)	(430)
Call - Becton Dickinson and Co.	USD	270.00	04/17/2020	USD	1,562,436	68	(10,388)	(1,360)
Call - D.R. Horton, Inc.	USD	47.50	08/21/2020	USD	309,400	91	(22,642)	(13,286)
Call - Gilead Sciences, Inc.	USD	80.00	04/17/2020	USD	934,500	125	(23,295)	(35,000)
Call - HCA Healthcare, Inc.	USD	157.50	04/03/2020	USD	512,145	57	(7,585)	(1,283)
Call - Home Depot, Inc.	USD	220.00	08/21/2020	USD	3,379,451	181	(143,549)	(144,800)
Call - Lennar Corp.	USD	50.00	08/21/2020	USD	286,500	75	(29,013)	(18,938)
Call - Marathon Petroleum Corp.	USD	67.50	04/17/2020	USD	507,830	215	(8,978)	(1,290)
Call - Mastercard, Inc.	USD	345.00	04/17/2020	USD	1,328,580	55	(13,080)	(220)
Call - SPDR S&P 500 ETF Trust	USD	230.00	09/30/2020	USD	10,310,000	400	(884,003)	(1,820,400)
Call - SPDR S&P 500 ETF Trust	USD	253.00	09/30/2020	USD	1,881,575	73	(190,181)	(203,378)
Call - SPDR S&P 500 ETF Trust	USD	286.00	04/17/2020	USD	721,700	28	(1,736)	(1,540)
Call - SPDR S&P 500 ETF Trust	USD	333.00	04/17/2020	USD	9,459,425	367	(62,858)	(1,468)
Call - UnitedHealth Group, Inc.	USD	320.00	04/17/2020	USD	1,371,590	55	(8,699)	(220)
Call - Walmart, Inc.	USD	125.00	04/17/2020	USD	1,658,852	146	(10,628)	(6,570)
Put - Alphabet, Inc.	USD	1,040.00	06/19/2020	USD	697,686	6	(13,724)	(26,460)
Put - Amazon.com, Inc.	USD	1,520.00	07/17/2020	USD	2,534,636	13	(65,553)	(44,168)
Put - Amazon.com, Inc.	USD	1,800.00	04/17/2020	USD	2,339,664	12	(25,289)	(29,280)
Put - Anthem, Inc.	USD	230.00	04/17/2020	USD	1,248,720	55	(9,667)	(63,800)
Put - Apple, Inc.	USD	265.00	04/17/2020	USD	1,093,447	43	(20,779)	(76,325)
Put - Autodesk, Inc.	USD	140.00	07/17/2020	USD	1,482,950	95	(33,288)	(105,213)
Put - Becton Dickinson and Co.	USD	230.00	04/17/2020	USD	1,562,436	68	(18,887)	(51,680)
Put - Boston Scientific Corp.	USD	26.00	08/21/2020	USD	714,597	219	(24,876)	(25,842)
Put - Capital One Financial Corp.	USD	42.50	06/19/2020	USD	685,712	136	(50,061)	(51,680)
Put - Charter Communication, Inc.	USD	390.00	06/19/2020	USD	1,439,823	33	(14,938)	(54,780)
Put - Comcast Corp.	USD	32.50	07/17/2020	USD	1,392,390	405	(46,854)	(97,605)

The notes are an integral part of this report. Transamerica Series Funds	Page 13

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN (continued):

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - CVS Health Corp.	USD	55.00	05/15/2020	USD	403,444	68	$(19,869)	$(21,420)
Put - Exxon Mobil Corp.	USD	55.00	06/19/2020	USD	1,070,754	282	(28,978)	(494,064)
Put - Facebook, Inc.	USD	170.00	06/19/2020	USD	1,417,800	85	(65,171)	(125,800)
Put - Fortive Corp.	USD	45.00	06/19/2020	USD	419,444	76	(15,951)	(14,136)
Put - Home Depot, Inc.	USD	135.00	08/21/2020	USD	2,950,018	158	(231,144)	(98,750)
Put - Intuitive Surgical, Inc.	USD	500.00	06/19/2020	USD	99,042	2	(3,197)	(10,520)
Put - Invesco QQQ Trust, Series 1	USD	160.00	07/17/2020	USD	1,351,840	71	(19,204)	(49,132)
Put - Invesco QQQ Trust, Series 1	USD	180.00	04/17/2020	USD	1,751,680	92	(38,526)	(43,608)
Put - iShares iBoxx High Yield Corporate Bond ETF	USD	83.00	04/17/2020	USD	1,209,999	157	(13,464)	(91,845)
Put - L3 Harris Technologies, Inc.	USD	145.00	08/21/2020	USD	702,468	39	(34,570)	(34,320)
Put - Marathon Petroleum Corp.	USD	52.50	04/17/2020	USD	507,830	215	(24,028)	(631,563)
Put - Mastercard, Inc.	USD	280.00	04/17/2020	USD	1,328,580	55	(21,139)	(219,285)
Put - MERCK & Co., Inc.	USD	75.00	04/17/2020	USD	1,615,740	210	(16,588)	(31,500)
Put - Microsoft Corp.	USD	140.00	05/15/2020	USD	1,151,283	73	(36,224)	(38,325)
Put - Microsoft Corp.	USD	165.00	04/17/2020	USD	2,334,108	148	(64,047)	(159,100)
Put - Netflix, Inc.	USD	240.00	06/19/2020	USD	938,750	25	(39,395)	(8,500)
Put - NextEra Energy, Inc.	USD	250.00	04/17/2020	USD	1,491,844	62	(9,471)	(93,620)
Put - NXP Semiconductors NV	USD	70.00	06/19/2020	USD	671,733	81	(32,657)	(33,615)
Put - PPG Industries, Inc.	USD	70.00	08/21/2020	USD	693,880	83	(32,960)	(34,030)
Put - PPG Industries, Inc.	USD	105.00	04/17/2020	USD	1,237,280	148	(18,745)	(315,240)
Put - Raytheon Co.	USD	160.00	04/17/2020	USD	367,220	28	(5,257)	(76,468)
Put - Raytheon Co.	USD	170.00	05/15/2020	USD	367,220	28	(10,857)	(114,030)
Put - salesforce.com, Inc.	USD	135.00	06/19/2020	USD	1,468,596	102	(40,042)	(92,820)
Put - ServiceNow, Inc.	USD	260.00	05/15/2020	USD	1,432,900	50	(39,528)	(75,000)
Put - SPDR S&P 500 ETF Trust	USD	190.00	09/30/2020	USD	1,855,800	72	(101,890)	(55,440)
Put - SPDR S&P 500 ETF Trust	USD	205.00	09/30/2020	USD	8,299,550	322	(322,404)	(329,084)
Put - SPDR S&P 500 ETF Trust	USD	210.00	06/19/2020	USD	6,160,225	239	(149,122)	(168,495)
Put - SPDR S&P 500 ETF Trust	USD	220.00	04/24/2020	USD	4,433,300	172	(61,962)	(63,468)
Put - SPDR S&P 500 ETF Trust	USD	220.00	05/15/2020	USD	14,794,850	574	(474,637)	(370,230)
Put - SPDR S&P 500 ETF Trust	USD	230.00	09/30/2020	USD	10,310,000	400	(1,063,689)	(653,600)
Put - SPDR S&P 500 ETF Trust	USD	250.00	06/19/2020	USD	3,556,950	138	(44,084)	(239,430)
Put - SPDR S&P 500 ETF Trust	USD	253.00	09/30/2020	USD	1,881,575	73	(187,289)	(166,513)
Put - Target Corp.	USD	100.00	04/17/2020	USD	697,275	75	(10,057)	(54,750)
Put - UnitedHealth Group, Inc.	USD	220.00	04/17/2020	USD	3,416,506	137	(102,441)	(65,075)
Put - UnitedHealth Group, Inc.	USD	230.00	04/17/2020	USD	1,371,590	55	(12,788)	(38,500)
Put - VMware, Inc.	USD	100.00	07/17/2020	USD	1,622,740	134	(50,527)	(75,710)
Put - VMware, Inc.	USD	140.00	04/17/2020	USD	1,380,540	114	(56,238)	(205,200)
Put - Walt Disney Co.	USD	90.00	07/17/2020	USD	1,342,740	139	(27,071)	(120,930)

Total							$(5,355,728)	$(8,429,085)

The notes are an integral part of this report. Transamerica Series Funds	Page 14

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Apple, Inc.	MSCS	USD	290.00	04/17/2020	USD	2,161,465	8,500	$(63,435)	$(26,622)
Call - Comcast Corp.	CITI	USD	40.00	06/19/2020	USD	2,654,824	77,220	(445,559)	(47,712)
Call - Eli Lilly & Co.	CITI	USD	153.00	06/19/2020	USD	1,763,131	12,710	(25,070)	(46,641)
Call - HCA Healthcare, Inc.	MSCS	USD	150.00	04/17/2020	USD	271,167	3,018	(3,320)	(7)
Call - HCA Healthcare, Inc.	MSCS	USD	150.00	06/19/2020	USD	271,167	3,018	(7,847)	(314)
Call - Hess Corp.	NOMI	USD	70.00	04/17/2020	USD	974,957	29,278	(14,053)	(704)
Call - Lowe’s Cos., Inc.	NOMI	USD	135.00	04/17/2020	USD	1,505,703	17,498	(22,222)	(9)
Call - Roche Holding AG	BNP	CHF	360.00	06/19/2020	CHF	871,749	2,815	(12,761)	(5,447)
Call - Sanofi SA	BCLY	EUR	96.00	06/19/2020	EUR	543,534	6,924	(9,700)	(2,376)
Call - SPDR Gold Shares (K)	SG	USD	159.00	04/17/2020	USD	3,316,468	22,401	(15,905)	(16,095)
Call - SPDR Gold Shares (K)	SG	USD	161.00	05/15/2020	USD	4,445,201	30,025	(32,727)	(51,012)
Call - SPDR Gold Shares (K)	MSCS	USD	165.00	05/01/2020	USD	2,987,797	20,181	(29,763)	(16,088)
Call - SPDR Gold Shares (K)	MSCS	USD	170.00	05/01/2020	USD	1,471,617	9,940	(17,499)	(5,319)
Call - SPDR Gold Shares (K)	MSCS	USD	175.00	06/30/2020	USD	2,219,418	14,991	(61,321)	(24,260)
Put - Agilent Technologies, Inc.	NOMI	USD	77.50	05/15/2020	USD	1,182,446	16,510	(23,940)	(131,786)
Put - Alibaba Group Holding, Ltd.	SG	USD	190.00	05/15/2020	USD	1,593,764	8,195	(18,758)	(68,627)
Put - Apple, Inc.	MSCS	USD	200.00	04/17/2020	USD	2,161,465	8,500	(53,037)	(14,469)
Put - Eli Lilly & Co.	CITI	USD	126.00	06/19/2020	USD	1,763,131	12,710	(31,648)	(73,908)
Put - EURO STOXX Banks Index	BCLY	EUR	103.00	06/18/2021	EUR	1,217,596	22,407	(553,422)	(1,271,384)
Put - EURO STOXX Banks Index	UBS	EUR	103.00	09/17/2021	EUR	1,239,658	22,813	(593,831)	(1,301,660)
Put - HCA Healthcare, Inc.	MSCS	USD	95.00	04/17/2020	USD	271,167	3,018	(6,489)	(24,797)
Put - HCA Healthcare, Inc.	MSCS	USD	100.00	06/19/2020	USD	271,167	3,018	(12,992)	(50,733)
Put - Hess Corp.	NOMI	USD	52.50	04/17/2020	USD	974,957	29,278	(29,864)	(565,431)
Put - Roche Holding AG	BCLY	CHF	290.00	06/19/2020	CHF	871,749	2,815	(20,070)	(30,045)
Put - Sanofi SA	BCLY	EUR	80.00	06/19/2020	EUR	543,534	6,924	(18,974)	(45,760)
Put - SPDR Gold Shares (K)	MSCS	USD	140.00	05/01/2020	USD	4,481,622	30,271	(61,951)	(42,917)
Put - SPDR Gold Shares (K)	SG	USD	141.00	05/15/2020	USD	4,445,201	30,025	(18,315)	(68,333)
Put - SPDR Gold Shares (K)	SG	USD	141.00	06/19/2020	USD	10,047,265	67,864	(54,970)	(241,847)
Put - SPDR Gold Shares (K)	MSCS	USD	145.00	05/01/2020	USD	2,207,426	14,910	(14,642)	(42,765)
Put - SPDR Gold Shares (K)	MSCS	USD	145.00	06/30/2020	USD	4,439,131	29,984	(167,176)	(166,745)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,400.00	03/12/2021	JPY	100,930,864	38,639	(298,569)	(332,048)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,786.60	12/11/2020	JPY	93,635,129	35,846	(110,368)	(421,096)
Put - Sumitomo Mitsui Financial Group, Inc.	MSCS	JPY	3,820.96	09/11/2020	JPY	93,729,166	35,882	(92,404)	(405,069)
Put - TOPIX Banks Index	BNP	JPY	131.00	03/12/2021	JPY	109,106,119	996,130	(305,463)	(255,820)
Put - TOPIX Banks Index	MSCS	JPY	157.82	04/10/2020	JPY	167,997,771	1,533,806	(145,396)	(688,855)

Total								$(3,393,461)	$(6,486,701)

The notes are an integral part of this report. Transamerica Series Funds	Page 15

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - USD vs. JPY	MSCS	USD	97.00	07/09/2020	USD	12,807,000	$(168,502)	$(75,766)
Put - USD vs. JPY	MSCS	USD	102.00	06/18/2020	USD	15,092,000	(83,006)	(129,489)
Put - USD vs. JPY	MSCS	USD	103.00	05/26/2020	USD	3,573,500	(29,456)	(27,523)
Put - USD vs. JPY	DUB	USD	104.00	04/22/2020	USD	13,453,000	(71,099)	(67,386)
Put - USD vs. JPY	MSCS	USD	106.75	04/27/2020	USD	12,720,000	(437,695)	(143,990)

Total							$(789,758)	$(444,154)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	0.66%	09/23/2020	USD	3,558,000	$(110,476)	$(71,901)
Call - 5-Year	MSCS	3-Month USD-LIBOR	Receive	0.68	09/10/2020	USD	1,468,499	(37,814)	(30,084)
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	0.76	09/25/2020	USD	1,779,000	(44,653)	(44,784)
Call - 5-Year	BOA	3-Month USD-LIBOR	Receive	0.88	08/13/2020	USD	44,335,218	(96,867)	(497,059)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	0.66	09/23/2020	USD	3,558,000	(110,476)	(89,955)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	0.68	09/10/2020	USD	1,468,499	(37,814)	(35,123)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	0.76	09/25/2020	USD	1,779,000	(44,653)	(35,805)
Put - 5-Year	CITI	3-Month USD-LIBOR	Pay	1.57	04/06/2020	USD	21,471,609	(19,571)	— (S )
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	1.67	04/08/2020	USD	81,008,071	(92,203)	(1)
Put - 5-Year	BOA	3-Month USD-LIBOR	Pay	1.88	08/13/2020	USD	47,025,821	(89,939)	— (S )
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	2.00	02/11/2022	USD	18,002,475	(348,348)	(106,031)

Total								$(1,032,814)	$(910,743)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(10,571,761)	$(16,270,683)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Buy Protection (T)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 33	5.00%	Quarterly	12/20/2024	USD	7,296	$450	$312	$138
North America Investment Grade Index - Series 33	1.00	Quarterly	12/20/2024	USD	62,958,055	198,123	(1,315,442)	1,513,565

Total						$198,573	$(1,315,130)	$1,513,703

Credit Default Swap Agreements on Credit Indices - Sell Protection (W)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 32	5.00%	Quarterly	12/20/2024	EUR	1,528,688	$(31,791)	$217,028	$(248,819)
North America High Yield Index - Series 34(B)	5.00	Quarterly	06/20/2025	USD	7,802,430	(366,312)	(386,557)	20,245

Total						$(398,103)	$(169,529)	$(228,574)

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.91%	Semi-Annually	07/09/2021	CAD	2,740,731	$28,708	$13	$28,695
3-Month CAD-CDOR	Receive	1.91	Semi-Annually	07/09/2021	CAD	50,572,698	531,083	249	530,834
3-Month USD-LIBOR	Pay	1.05	Semi-Annually/ Quarterly	03/26/2030	USD	11,034,564	(349,039)	198	(349,237)
3-Month USD-LIBOR	Pay	1.06	Semi-Annually/ Quarterly	03/27/2022	USD	113,698,030	(1,350,712)	888	(1,351,600)
3-Month USD-LIBOR	Pay	1.09	Semi-Annually/ Quarterly	03/27/2030	USD	25,698,880	(911,919)	462	(912,381)
3-Month USD-LIBOR	Receive	1.21	Semi-Annually/ Quarterly	03/27/2022	USD	16,504,553	245,603	124	245,479
3-Month USD-LIBOR	Receive	1.21	Semi-Annually/ Quarterly	03/27/2022	USD	16,504,553	252,007	124	251,883
3-Month USD-LIBOR	Receive	1.29	Semi-Annually/ Quarterly	03/27/2030	USD	2,966,476	163,570	53	163,517
3-Month USD-LIBOR	Receive	1.29	Semi-Annually/ Quarterly	03/27/2030	USD	2,966,476	169,061	53	169,008
3-Month USD-LIBOR	Pay	1.60	Semi-Annually/ Quarterly	01/24/2025	USD	31,900,000	(1,626,528)	801	(1,627,329)
3-Month USD-LIBOR	Receive	1.75	Semi-Annually/ Quarterly	11/08/2029	USD	5,565,000	562,641	94	562,547

Total							$(2,285,525)	$3,059	$(2,288,584)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (X)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Expensive Software Basket Index	GSI	Receive	Quarterly	01/24/2021	USD	1,884,075	10,553	$(130,815)	$—	$(130,815)
Expensive Software Basket Index	GSC	Receive	Maturity/ Quarterly	01/22/2021	USD	1,455,317	7,980	(128,681)	—	(128,681)
iShares iBoxx High Yield Corporate Bond ETF	CITI	Pay	Maturity/ Monthly	06/20/2020	USD	1,799,383	1,825,188	(189,871)	(163,580)	(26,291)
S&P 500® Annual Dividend Futures	GSI	Receive	Maturity/ Annually	12/18/2020	USD	371,806	7,750	(46,694)	—	(46,694)
S&P 500® Annual Dividend Futures	BNP	Receive	Maturity/ Annually	12/17/2021	USD	473,363	9,750	(110,175)	—	(110,175)

Total								$(606,236)	$(163,580)	$(442,656)

Value
OTC Swap Agreements, at value (Liabilities)	$(606,236)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bond	53	06/15/2020	$4,889,971	$4,909,956	$19,985	$—
10-Year U.S. Treasury Note	315	06/19/2020	43,239,965	43,686,563	446,598	—
10-Year U.S. Treasury Ultra Note	377	06/19/2020	57,045,357	58,823,781	1,778,424	—
DAX® Index	1	06/19/2020	239,289	273,174	33,885	—
EURO STOXX 50® Index	192	06/19/2020	5,323,937	5,816,956	493,019	—
FTSE 100 Index	16	06/19/2020	1,011,349	1,119,977	108,628	—
MSCI Emerging Markets Index	43	06/19/2020	1,877,091	1,812,235	—	(64,856)
NASDAQ-100 E-Mini Index	18	06/19/2020	2,647,566	2,803,050	155,484	—
SGX CNX Nifty Index	616	04/30/2020	9,501,350	10,558,856	1,057,506	—
U.S. Treasury Ultra Bond	162	06/19/2020	35,083,448	35,943,750	860,302	—

Total					$4,953,831	$(64,856)

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(515)	06/30/2020	$(113,462,380)	$(113,497,148)	$—	$(34,768)
5-Year U.S. Treasury Note	(203)	06/30/2020	(25,427,099)	(25,447,953)	—	(20,854)
German Euro Bund	(35)	06/08/2020	(6,756,388)	(6,659,141)	97,247	—
Nikkei 225 Index	(11)	06/11/2020	(992,594)	(953,709)	38,885	—
S&P 500® E-Mini Index	(270)	06/19/2020	(33,563,195)	(34,690,950)	—	(1,127,755)

Total					$136,132	$(1,183,377)

Total Futures Contracts					$5,089,963	$(1,248,233)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/23/2020	USD	9,723,633	JPY	1,072,619,230	$—	$(263,799)
BCLY	04/30/2020	MXN	32,290,000	USD	1,713,308	—	(358,378)
BNP	04/17/2020	USD	1,183,232	BRL	5,143,000	194,609	—
BNP	04/23/2020	USD	8,526,000	HKD	66,224,194	—	(15,126)
BNP	04/27/2020	USD	4,078,108	IDR	58,703,588,000	488,247	—
BNP	04/27/2020	IDR	58,703,588,000	USD	4,101,673	—	(511,812)
BNP	04/27/2020	RUB	93,371,250	USD	1,433,061	—	(249,982)
BNP	04/29/2020	USD	9,824,152	CNH	70,077,991	—	(53,370)
BNP	04/29/2020	EUR	6,661,000	USD	7,187,394	167,747	—
BNP	04/30/2020	USD	2,385,883	IDR	33,233,095,536	354,209	—
BNP	04/30/2020	USD	1,140,388	INR	82,341,582	55,894	—
BNP	04/30/2020	RUB	107,953,000	USD	1,691,408	—	(324,344)
BNP	04/30/2020	GBP	1,285,000	USD	1,693,446	—	(96,229)
BOA	04/03/2020	USD	4,305,509	ZAR	63,886,000	735,214	—
BOA	04/23/2020	JPY	534,223,411	EUR	4,498,000	8,894	—
BOA	04/23/2020	USD	13,716,318	JPY	1,496,300,826	—	(216,122)
BOA	04/23/2020	JPY	1,168,532,945	USD	10,956,558	—	(76,049)
BOA	04/23/2020	EUR	2,905,905	USD	3,248,796	—	(40,932)
BOA	04/29/2020	USD	24,820,437	EUR	22,777,731	—	(330,956)
BOA	04/29/2020	CNH	280,877,000	USD	40,190,486	—	(600,755)
BOA	04/30/2020	USD	1,715,064	MXN	32,289,000	360,177	—
BOA	04/30/2020	CHF	3,739,000	USD	3,852,018	39,004	—
CITI	04/23/2020	USD	7,642,262	JPY	850,660,230	—	(278,453)
CITI	04/28/2020	USD	4,848,578	JPY	539,477,000	—	(176,188)
CITI	04/29/2020	BRL	7,410,000	USD	1,714,444	—	(291,221)
CITI	04/29/2020	EUR	4,571,716	USD	4,945,957	102,176	—
CITI	04/30/2020	USD	1,315,416	JPY	146,340,000	—	(47,785)
CITI	04/30/2020	BRL	14,672,000	USD	3,397,524	—	(579,698)
DUB	04/16/2020	USD	337,709	GBP	261,000	13,414	—
DUB	04/17/2020	BRL	7,055,000	USD	1,680,562	—	(324,402)
DUB	04/28/2020	USD	3,402,373	JPY	367,180,000	—	(17,594)
DUB	04/30/2020	USD	4,763,180	BRL	20,103,000	902,304	—
DUB	04/30/2020	USD	5,117,826	EUR	4,676,000	—	(45,691)
GSI	04/23/2020	USD	8,500,000	HKD	66,036,310	—	(16,894)
GSI	04/23/2020	USD	3,492,646	INR	267,163,000	—	(28,823)
GSI	04/23/2020	USD	6,919,633	JPY	768,046,000	—	(231,840)
GSI	04/23/2020	JPY	981,867,600	USD	9,310,810	—	(168,389)
GSI	04/23/2020	EUR	10,624,095	USD	12,060,476	—	(332,407)
GSI	04/23/2020	USD	1,473,707	ZAR	22,805,000	203,333	—
GSI	04/27/2020	USD	4,081,765	RUB	266,775,000	701,537	—
GSI	04/27/2020	MXN	81,019,000	USD	4,125,414	—	(724,419)
GSI	04/29/2020	USD	3,777,086	EUR	3,425,859	—	(5,782)
GSI	04/29/2020	RUB	109,230,000	USD	1,705,415	—	(321,917)
GSI	04/30/2020	USD	24,835,902	EUR	22,697,333	—	(227,841)
GSI	04/30/2020	USD	1,586,599	JPY	170,515,000	—	(1,799)
GSI	04/30/2020	MXN	32,019,000	USD	1,696,414	—	(352,856)
GSI	04/30/2020	RUB	107,983,000	USD	1,694,374	—	(326,929)

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	04/30/2020	JPY	316,855,000	USD	2,898,256	$53,343	$—
HSBC	04/03/2020	ZAR	63,886,000	USD	4,398,923	—	(828,628)
HSBC	04/09/2020	GBP	4,493,000	USD	5,875,239	—	(293,691)
HSBC	04/23/2020	USD	10,274,900	INR	775,403,239	54,327	—
HSBC	04/27/2020	USD	3,371,765	CLP	2,734,670,000	174,181	—
HSBC	04/27/2020	RUB	173,403,750	USD	2,666,786	—	(469,638)
HSBC	04/29/2020	USD	13,493,897	CNH	96,165,000	—	(60,600)
HSBC	04/30/2020	USD	987,620	INR	75,070,000	—	(1,102)
HSBC	04/30/2020	INR	853,679,000	USD	11,875,951	—	(632,422)
HSBC	04/30/2020	RUB	109,218,000	USD	1,715,169	—	(332,085)
HSBC	04/30/2020	ZAR	32,398,000	USD	2,192,697	—	(389,984)
JPM	04/16/2020	GBP	7,318,000	USD	9,540,859	—	(448,189)
JPM	04/23/2020	GBP	1,661,131	EUR	1,823,749	51,094	—
JPM	04/23/2020	JPY	298,783,738	EUR	2,512,668	8,287	—
JPM	04/23/2020	USD	4,252,922	JPY	448,653,470	75,394	—
JPM	04/23/2020	GBP	7,318,000	USD	9,543,144	—	(448,781)
JPM	04/23/2020	JPY	924,184,114	USD	8,666,880	—	(61,564)
JPM	04/23/2020	NOK	23,684,000	USD	2,456,063	—	(177,598)
JPM	04/27/2020	BRL	16,597,000	USD	4,040,018	—	(851,827)
JPM	04/28/2020	USD	2,903,700	JPY	316,855,000	—	(47,533)
JPM	04/29/2020	KRW	6,008,222,000	USD	5,082,238	—	(142,043)
JPM	04/29/2020	MXN	32,151,000	USD	1,713,137	—	(363,864)
JPM	04/29/2020	EUR	10,144,859	USD	10,967,138	234,915	—
JPM	04/29/2020	AUD	5,752,000	USD	3,419,587	119,078	—
JPM	04/30/2020	USD	4,558,946	IDR	63,551,702,464	673,774	—
JPM	04/30/2020	USD	1,632,135	INR	123,267,000	8,625	—
JPM	04/30/2020	GBP	7,295,000	USD	9,516,713	—	(449,245)
JPM	04/30/2020	EUR	7,173,000	USD	8,000,670	—	(79,817)
JPM	04/30/2020	IDR	43,981,887,000	USD	2,691,670	—	(2,880)
MSCS	04/16/2020	USD	1,958,523	CAD	2,558,000	140,512	—
MSCS	04/23/2020	GBP	2,213,340	EUR	2,432,922	64,872	—
MSCS	04/23/2020	JPY	433,934,568	USD	4,073,000	—	(32,524)
MSCS	04/27/2020	USD	3,934,150	BRL	16,597,000	745,960	—
MSCS	04/28/2020	JPY	1,223,512,000	USD	11,187,819	208,146	—
SSB	04/27/2020	USD	4,069,473	MXN	81,019,000	668,478	—
SSB	04/29/2020	EUR	4,787,861	USD	5,113,321	173,481	—
SSB	04/30/2020	MXN	64,047,000	USD	3,398,288	—	(710,795)
UBS	04/09/2020	AUD	3,624,000	USD	2,526,526	—	(297,303)
UBS	04/23/2020	JPY	775,922,015	USD	7,386,434	—	(161,626)

Total						$7,781,226	$(14,922,521)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	9.3%	$140,259,901
Securities Lending Collateral	6.7	101,036,281
Foreign Government Obligations	6.0	89,659,846
Software	4.8	72,233,458
Banks	4.3	64,702,285
Pharmaceuticals	4.0	59,284,083
Semiconductors & Semiconductor Equipment	2.5	37,499,360
Interactive Media & Services	2.5	37,442,058
Health Care Equipment & Supplies	2.3	34,561,545
Media	2.2	33,153,101
Health Care Providers & Services	2.2	32,675,517
International Commodity Funds	1.8	27,614,138
Chemicals	1.7	25,861,034
IT Services	1.7	25,035,900
Food Products	1.6	24,573,018
U.S. Government Agency Obligation	1.6	23,661,455
Internet & Direct Marketing Retail	1.6	23,329,606
Hotels, Restaurants & Leisure	1.5	22,770,593
Electric Utilities	1.4	20,999,038
Technology Hardware, Storage & Peripherals	1.4	20,938,817

The notes are an integral part of this report. Transamerica Series Funds	Page 19

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Aerospace & Defense	1.4%		$20,274,483
Specialty Retail	1.4		20,173,561
Capital Markets	1.3		19,843,962
Insurance	1.3		19,409,977
U.S. Equity Funds	1.2		18,506,574
Oil, Gas & Consumable Fuels	1.1		16,556,242
Road & Rail	1.0		14,966,638
Food & Staples Retailing	0.9		13,129,144
Life Sciences Tools & Services	0.8		12,603,678
Biotechnology	0.7		11,148,594
Wireless Telecommunication Services	0.7		10,993,220
Real Estate Management & Development	0.7		10,911,674
Household Durables	0.7		10,036,329
Industrial Conglomerates	0.7		9,850,597
Personal Products	0.6		9,628,473
Internet & Catalog Retail	0.6		9,526,432
Diversified Telecommunication Services	0.5		7,528,838
Electrical Equipment	0.5		7,081,327
Machinery	0.4		5,995,719
Electronic Equipment, Instruments & Components	0.4		5,930,159
Automobiles	0.4		5,836,941
Airlines	0.4		5,510,417
Equity Real Estate Investment Trusts	0.4		5,493,361
Household Products	0.4		5,157,389
Metals & Mining	0.3		4,452,439
U.S. Fixed Income Funds	0.3		4,210,332
Textiles, Apparel & Luxury Goods	0.3		3,938,902
Paper & Forest Products	0.3		3,700,931
International Equity Funds	0.2		3,163,393
Exchange-Traded Options Purchased	0.2		3,099,511
Multiline Retail	0.2		2,968,642
Entertainment	0.2		2,666,969
Construction & Engineering	0.2		2,518,570
Auto Components	0.1		2,005,745
Beverages	0.1		1,856,984
Communications Equipment	0.1		1,834,977
Building Products	0.1		1,755,469
Diversified Financial Services	0.1		1,724,863
Over-the-Counter Foreign Exchange Options Purchased	0.1		1,672,056
Over-the-Counter Options Purchased	0.1		1,419,912
Leisure Products	0.1		1,326,730
Mortgage-Backed Securities	0.1		1,052,891
Air Freight & Logistics	0.1		763,279
Trading Companies & Distributors	0.1		732,246
Transportation Infrastructure	0.1		662,179
Independent Power & Renewable Electricity Producers	0.0	(E)	637,875
Consumer Finance	0.0	(E)	608,400
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(E)	592,001
Gas Utilities	0.0	(E)	506,686
U.S. Commodity Funds	0.0	(E)	495,096
Asset-Backed Security	0.0	(E)	401,820
Health Care Technology	0.0	(E)	383,832
Construction Materials	0.0	(E)	330,661
Diversified Consumer Services	0.0	(E)	329,441
Tobacco	0.0	(E)	294,102
Energy Equipment & Services	0.0	(E)	202,846
Commercial Services & Supplies	0.0	(E)	154,961
Professional Services	0.0	(E)	122,737
Multi-Utilities	0.0	(E)	56,900
Distributors	0.0	(E)	29,164
Marine	0.0	(E)	24,640

Investments and Securities Sold Short	83.0		1,246,082,945

Short-Term Investments	17.0		255,968,069

Total Investments and Securities Sold Short	100.0%		$1,502,051,014

The notes are an integral part of this report. Transamerica Series Funds	Page 20

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (Y)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Z)	Value
ASSETS
Investments
Common Stocks	$518,885,228	$230,649,966	$169,805	$749,704,999
Convertible Preferred Stock	643,380	—	—	643,380
Preferred Stocks	2,714,149	2,411,045	1,174,380	6,299,574
Exchange-Traded Funds	53,989,533	—	—	53,989,533
Asset-Backed Security	—	401,820	—	401,820
Convertible Bonds	—	676,693	318,000	994,693
Corporate Debt Securities	—	72,423,303	3,531,126	75,954,429
Foreign Government Obligations	—	89,659,846	—	89,659,846
Loan Assignments	—	95,119	—	95,119
Mortgage-Backed Securities	—	1,052,891	—	1,052,891
U.S. Government Agency Obligation	—	23,661,455	—	23,661,455
U.S. Government Obligations	—	140,259,901	—	140,259,901
Short-Term Foreign Government Obligations	—	95,762,367	—	95,762,367
Short-Term U.S. Government Obligations	—	153,629,384	—	153,629,384
Other Investment Company	101,036,281	—	—	101,036,281
Repurchase Agreements	—	6,576,318	—	6,576,318
Exchange-Traded Options Purchased	3,099,511	—	—	3,099,511
Over-the-Counter Options Purchased	1,178,824	241,088	—	1,419,912
Over-the-Counter Foreign Exchange Options Purchased	—	1,672,056	—	1,672,056
Over-the-Counter Interest Rate Swaptions Purchased	—	592,001	—	592,001

Total Investments	$681,546,906	$819,765,253	$5,193,311	$1,506,505,470

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$198,573	$—	$198,573
Centrally Cleared Interest Rate Swap Agreements	—	1,952,673	—	1,952,673
Futures Contracts (AA)	5,089,963	—	—	5,089,963
Forward Foreign Currency Contracts (AA)	—	7,781,226	—	7,781,226

Total Other Financial Instruments	$5,089,963	$9,932,472	$—	$15,022,435

LIABILITIES
Securities Sold Short
Common Stocks	$(2,328,231)	$—	$—	$(2,328,231)
Exchange-Traded Fund	(2,126,225)	—	—	(2,126,225)

Total Securities Sold Short	$(4,454,456)	$—	$—	$(4,454,456)

Other Financial Instruments
Exchange-Traded Options Written	$(8,429,085)	$—	$—	$(8,429,085)
Over-the-Counter Options Written	(1,607,796)	(4,878,905)	—	(6,486,701)
Over-the-Counter Foreign Exchange Options Written	—	(444,154)	—	(444,154)
Over-the-Counter Interest Rate Swaptions Written	—	(910,743)	—	(910,743)
Centrally Cleared Credit Default Swap Agreements	—	(398,103)	—	(398,103)
Centrally Cleared Interest Rate Swap Agreements	—	(4,238,198)	—	(4,238,198)
Over-the-Counter Total Return Swap Agreements	—	(606,236)	—	(606,236)
Futures Contracts (Z)	(1,248,233)	—	—	(1,248,233)
Forward Foreign Currency Contracts (Z)	—	(14,922,521)	—	(14,922,521)

Total Other Financial Instruments	$(11,285,114)	$(26,398,860)	$—	$(37,683,974)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $210,333,436, collateralized by cash collateral of $101,036,281 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $114,007,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The notes are an integral part of this report. Transamerica Series Funds	Page 21

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $5,427,255, representing 0.4% of the Portfolio’s net assets.
(C)	Restricted securities. At March 31, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Pty, Ltd.	10/25/2018	$1,059,498	$169,805	0.0	%(E)
Common Stocks	Fieldwood Energy, Inc.	04/11/2018	586,694	7,771	0.0	(E)
Preferred Stocks	Palantir Technologies, Inc., 0.00%	05/02/2014	1,304,158	1,174,380	0.1
Convertible Bonds	REI Agro, Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	4,217	0.0	(E)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2020	05/02/2014	1,734,480	318,000	0.0	(E)
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2
Corporate Debt Securities	Quintis Australia Pty, Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	11/27/2019	190,723	194,809	0.0	(E)

Total			$8,535,478	$5,205,299	0.3%

(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Non-income producing securities.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $27,914,530, representing 2.0% of the Portfolio’s net assets.
(H)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $8,555,777.
(I)	Rates disclosed reflect the yields at March 31, 2020.
(J)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	All or a portion of the investment is owned by Transamerica Cayman BlackRock Global Allocation Ltd., a wholly-owned subsidiary of the Fund.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2020, the total value of such securities is $323,784, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $61,026,233, representing 4.4% of the Portfolio’s net assets.
(N)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Perpetual maturity. The date displayed is the next call date.
(P)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(Q)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Rounds to less than $1 or $(1).
(T)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

The notes are an integral part of this report. Transamerica Series Funds	Page 22

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(Y)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Z)	Level 3 securities were not considered significant to the Portfolio.
(AA)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services Inc.
NOMI	Nomura International PLC
SG	Societe Generale
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Funds	Page 23

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 4.2%
Centuria Capital Group	1,556,401	$ 1,592,661
Centuria Industrial, REIT	984,902	1,581,801
Charter Hall Group, REIT	177,143	743,035
Charter Hall Long Wale, REIT	222,784	602,668
Dexus, REIT	232,176	1,286,626
Goodman Group, REIT	1,234,018	9,044,935
LendLease Group	1,158,307	7,262,336
Scentre Group, REIT	5,864,865	5,617,511
Viva Energy, REIT	2,483,418	3,489,238

		31,220,811

Belgium - 0.7%
Aedifica SA, REIT	48,109	4,993,760

Canada - 1.6%
Allied Properties, REIT	249,113	7,919,645
Canadian Apartment Properties, REIT	127,227	3,850,350

		11,769,995

Cayman Islands - 1.7%
ESR Cayman, Ltd. (A) (B)	5,875,800	12,616,706

China - 0.2%
Guangzhou R&F Properties Co., Ltd., H Shares	1,410,800	1,814,601

France - 0.0% (C)
Unibail-Rodamco-Westfield, REIT	6,155	352,844

Germany - 3.0%
LEG Immobilien AG	82,168	9,214,093
Vonovia SE	257,411	12,804,520

		22,018,613

Hong Kong - 6.2%
CK Asset Holdings, Ltd.	2,438,000	13,227,827
Kerry Properties, Ltd.	580,500	1,518,004
Link, REIT	1,285,700	10,836,487
New World Development Co., Ltd.	5,110,000	5,448,667
Sun Hung Kai Properties, Ltd.	274,000	3,582,285
Swire Properties, Ltd.	2,680,400	7,488,349
Wheelock & Co., Ltd.	528,000	3,577,694

		45,679,313

Japan - 13.9%
Activia Properties, Inc., REIT	1,610	5,226,191
Comforia Residential, Inc., REIT	1,165	3,331,024
Daito Trust Construction Co., Ltd.	60,400	5,608,953
Daiwa House Industry Co., Ltd.	358,100	8,847,686
Daiwa House Investment Corp., REIT	1,780	4,362,647
Hankyu Hanshin, Inc., REIT	671	725,852
Heiwa Real Estate Co., Ltd.	13,200	341,013
Heiwa Real Estate, Inc., REIT	842	784,347
Hulic, Inc., REIT	6,271	7,295,959
Ichigo Office Investment Corp., REIT	5,510	3,823,103
Japan Hotel Investment Corp., REIT	16,288	4,754,769
Japan Real Estate Investment Corp., REIT	992	5,831,258
Katitas Co., Ltd.	25,400	405,499
Kenedix Office Investment Corp., REIT	1,219	6,455,140
MCUBS MidCity Investment Corp., REIT	7,521	5,329,420

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.	309,900	$ 4,576,958
Mitsubishi Estate Logistics Investment Corp., REIT	1,687	5,560,137
Mitsui Fudosan Co., Ltd.	740,200	12,816,352
Nippon Prologis, Inc., REIT	1,042	2,621,766
Sumitomo Realty & Development Co., Ltd.	235,800	5,757,724
Tokyu Fudosan Holdings Corp. (D)	1,806,200	8,675,349

		103,131,147

Luxembourg - 1.7%
Aroundtown SA	2,550,753	12,767,671

Norway - 0.8%
Entra ASA (B)	489,470	5,846,680

Republic of Korea - 0.0% (C)
LOTTE Co., Ltd., REIT	89,389	370,568

Singapore - 2.6%
AIMS APAC, REIT	5,102,200	3,714,212
Cromwell European, REIT (D)	5,447,300	2,152,105
Keppel DC, REIT	936,200	1,502,517
Lendlease Global Commercial, REIT	20,520,518	7,519,661
Mapletree Logistics Trust, REIT	4,251,500	4,709,290

		19,597,785

Spain - 2.3%
Aedas Homes SA (A) (B)	235,270	4,493,914
Cellnex Telecom SA (B)	107,032	4,855,233
Inmobiliaria Colonial Socimi SA, REIT	829,112	7,815,735

		17,164,882

Sweden - 2.4%
Castellum AB	510,285	8,603,630
Kungsleden AB	1,176,448	8,849,520

		17,453,150

Thailand - 0.2%
Asset World Corp. PCL (A)	12,501,000	1,232,211

United Kingdom - 5.5%
Assura PLC, REIT	4,867,245	5,045,415
Derwent London PLC, REIT	198,893	8,034,362
Grainger PLC	1,829,999	5,823,668
LondonMetric Property PLC, REIT	2,308,914	5,035,977
Primary Health Properties PLC, REIT (D)	2,627,482	5,216,946
Segro PLC, REIT	1,202,308	11,365,869

		40,522,237

United States - 51.6%
Alexandria Real Estate Equities, Inc., REIT	122,367	16,771,621
American Homes 4 Rent, Class A, REIT	577,561	13,399,415
Boston Properties, Inc., REIT	133,530	12,315,472
CareTrust, Inc., REIT	460,921	6,817,022
Cousins Properties, Inc., REIT	349,044	10,216,518
Crown Castle International Corp., REIT	63,889	9,225,572
CyrusOne, Inc., REIT	169,867	10,489,287
EPR Properties, REIT	327,756	7,938,250
Equinix, Inc., REIT	57,428	35,867,806
Equity Residential, REIT	352,274	21,738,829
Extra Space Storage, Inc., REIT	201,695	19,314,313
Federal Realty Investment Trust, REIT	90,629	6,761,830
Healthcare Trust of America, Inc., Class A, REIT	477,077	11,583,430
Healthpeak Properties, Inc., REIT	659,275	15,723,709

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Host Hotels & Resorts, Inc., REIT	617,819	$ 6,820,722
Hudson Pacific Properties, Inc., REIT	246,979	6,263,387
Mid-America Apartment Communities, Inc., REIT	131,316	13,529,487
Pebblebrook Hotel Trust, REIT	280,442	3,054,013
Plymouth Industrial, Inc., REIT	22,343	249,348
Prologis, Inc., REIT	469,580	37,740,145
Regency Centers Corp., REIT	246,815	9,485,100
Rexford Industrial Realty, Inc., REIT	382,471	15,685,136
RLJ Lodging Trust, REIT	375,357	2,897,756
SBA Communications Corp., REIT	20,837	5,625,365
Simon Property Group, Inc., REIT	130,544	7,161,644
Spirit Realty Capital, Inc., REIT	484,010	12,656,861
STAG Industrial, Inc., REIT	408,520	9,199,870
Sun Communities, Inc., REIT	125,518	15,670,922
UDR, Inc., REIT	383,091	13,998,145
Ventas, Inc., REIT	56,302	1,508,894
VEREIT, Inc.	1,030,799	5,040,607
VICI Properties, Inc., REIT (D)	720,611	11,990,967
Welltower, Inc., REIT	130,271	5,963,806

		382,705,249

Total Common Stocks (Cost $885,711,629)		731,258,223

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (E)	31,110	31,110

Total Other Investment Company (Cost $31,110)		31,110

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 0.00% (E), dated 03/31/2020, to be repurchased at $13,461,400 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $13,734,083.	$ 13,461,400	13,461,400

Total Repurchase Agreement (Cost $13,461,400)		13,461,400

Total Investments (Cost $899,204,139)		744,750,733
Net Other Assets (Liabilities) - (0.4)%		(2,667,582)

Net Assets - 100.0%		$ 742,083,151

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/15/2020	USD	5,747,852	EUR	5,268,000	$—	$(65,468)
BNP	04/15/2020	USD	2,981,560	GBP	2,292,000	133,809	—
BNP	04/15/2020	USD	23,513,944	HKD	182,814,000	—	(64,741)
BNP	04/15/2020	USD	1,552,522	JPY	169,886,000	—	(28,546)
BNP	04/15/2020	USD	11,403,602	NOK	101,300,000	1,658,753	—
BNP	04/15/2020	USD	2,782,131	SEK	26,210,000	131,688	—
BNP	04/15/2020	CAD	17,000	USD	12,900	—	(818)
BNP	04/15/2020	NOK	9,400,000	USD	879,437	24,823	—
BNP	04/15/2020	HKD	87,000	USD	11,184	37	—
BNP	04/15/2020	EUR	311,000	USD	341,207	1,986	—
BNP	04/15/2020	AUD	3,339,000	USD	2,238,872	—	(184,881)
BNP	04/15/2020	GBP	465,000	USD	575,702	2,048	—
BOA	04/15/2020	USD	854,126	AUD	1,470,000	—	(50,147)
BOA	04/15/2020	USD	19,783	CAD	26,000	1,305	—
BOA	04/15/2020	USD	1,666,585	EUR	1,513,000	—	(3,035)
BOA	04/15/2020	USD	1,844,405	GBP	1,541,000	—	(70,248)
BOA	04/15/2020	USD	735,316	HKD	5,712,000	—	(1,397)
BOA	04/15/2020	USD	4,254,334	JPY	454,607,000	23,470	—
BOA	04/15/2020	USD	1,437,486	NOK	12,814,000	204,806	—
BOA	04/15/2020	USD	2,500,499	SEK	24,597,000	13,168	—
BOA	04/15/2020	USD	4,028,852	SGD	5,815,000	—	(63,324)
BOA	04/15/2020	ZAR	5,176,000	USD	354,734	—	(66,025)
BOA	04/15/2020	JPY	2,940,605,000	USD	26,931,449	435,707	—
BOA	04/15/2020	AUD	5,451,000	USD	3,671,750	—	(318,560)
BOA	04/15/2020	EUR	9,834,000	USD	10,756,156	95,818	—
BOA	04/15/2020	NOK	3,325,000	USD	360,609	—	(40,751)
BOA	04/15/2020	SEK	370,000	USD	39,291	—	(1,875)
BOA	04/15/2020	HKD	9,237,000	USD	1,190,654	701	—
BOA	04/16/2020	USD	2,271,095	ILS	8,314,000	—	(77,695)
BOA	04/16/2020	USD	289,379	THB	9,391,000	3,216	—
BOA	04/16/2020	ILS	22,941,000	USD	6,650,055	—	(168,988)
CITI	04/15/2020	USD	1,649,944	AUD	2,795,000	—	(69,404)
CITI	04/15/2020	USD	1,236,538	CHF	1,174,000	15,873	—
CITI	04/15/2020	USD	1,175,240	GBP	896,000	61,983	—
CITI	04/15/2020	USD	2,555,988	JPY	260,388,000	132,650	—
CITI	04/15/2020	USD	153,391	SEK	1,537,000	—	(2,036)
CITI	04/15/2020	USD	988,976	SGD	1,366,000	27,684	—
CITI	04/15/2020	GBP	407,000	USD	530,022	—	(24,335)
CITI	04/15/2020	JPY	35,866,000	USD	325,346	8,447	—
CITI	04/15/2020	HKD	45,527,000	USD	5,861,745	10,162	—
GSI	04/15/2020	USD	24,084	CAD	32,000	1,341	—
GSI	04/15/2020	USD	6,475,315	EUR	5,906,000	—	(42,048)
GSI	04/15/2020	USD	1,672,403	GBP	1,303,000	53,459	—
GSI	04/15/2020	USD	4,577,852	HKD	35,515,000	—	(2,744)
GSI	04/15/2020	USD	13,239,828	JPY	1,424,233,000	—	(14,999)
GSI	04/15/2020	CAD	142,000	USD	108,799	—	(7,879)
GSI	04/15/2020	SGD	5,163,000	USD	3,755,535	—	(122,189)
GSI	04/15/2020	HKD	21,958,000	USD	2,827,384	4,679	—
GSI	04/15/2020	JPY	569,425,000	USD	5,200,770	98,665	—
GSI	04/15/2020	EUR	4,635,000	USD	5,052,824	61,970	—
GSI	04/15/2020	AUD	6,044,000	USD	3,729,510	—	(11,536)
GSI	04/15/2020	NZD	27,000	USD	15,536	573	—
HSBC	04/15/2020	USD	181,656	AUD	279,000	10,029	—
HSBC	04/15/2020	USD	970,703	CAD	1,349,000	11,960	—
HSBC	04/15/2020	USD	761,257	EUR	681,000	9,763	—
HSBC	04/15/2020	USD	986,027	GBP	783,000	13,169	—
HSBC	04/15/2020	USD	6,398,535	HKD	49,740,000	—	(16,749)
HSBC	04/15/2020	USD	3,314,154	JPY	350,433,000	52,800	—
HSBC	04/15/2020	USD	2,602,389	NOK	24,337,000	261,221	—
HSBC	04/15/2020	USD	4,141,005	SGD	6,001,000	—	(82,065)
HSBC	04/15/2020	NZD	1,457,000	USD	967,938	—	(98,679)
HSBC	04/15/2020	SGD	22,692,000	USD	16,809,675	—	(840,687)

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/15/2020	AUD	6,455,000	USD	4,377,432	$—	$(406,631)
HSBC	04/15/2020	NOK	46,716,000	USD	5,089,500	—	(595,518)
HSBC	04/15/2020	GBP	1,117,000	USD	1,454,524	—	(66,680)
HSBC	04/15/2020	CAD	83,000	USD	60,599	—	(1,610)
HSBC	04/15/2020	HKD	130,155,000	USD	16,748,891	38,026	—
HSBC	04/15/2020	JPY	484,263,000	USD	4,484,757	22,105	—
HSBC	04/15/2020	EUR	2,844,000	USD	3,046,727	91,672	—
HSBC	04/16/2020	USD	272,311	THB	8,877,000	1,810	—
JPM	04/15/2020	USD	16,888,561	AUD	25,088,000	1,455,646	—
JPM	04/15/2020	USD	475,696	CAD	679,000	—	(6,874)
JPM	04/15/2020	USD	1,511,419	CHF	1,481,000	—	(28,448)
JPM	04/15/2020	USD	4,191,056	EUR	3,834,000	—	(39,824)
JPM	04/15/2020	USD	9,102,054	GBP	7,111,000	266,818	—
JPM	04/15/2020	USD	14,449,205	JPY	1,540,876,000	108,825	—
JPM	04/15/2020	USD	338,155	NOK	3,542,000	—	(2,578)
JPM	04/15/2020	USD	659,123	NZD	1,154,000	—	(29,364)
JPM	04/15/2020	USD	1,290,029	SEK	12,926,000	—	(17,092)
JPM	04/15/2020	USD	1,162,633	SGD	1,680,000	—	(19,629)
JPM	04/15/2020	CHF	9,532,000	USD	9,883,635	27,245	—
JPM	04/15/2020	NOK	27,320,000	USD	3,053,330	—	(425,203)
JPM	04/15/2020	AUD	12,883,000	USD	8,802,229	—	(877,235)
JPM	04/15/2020	CAD	2,041,000	USD	1,492,585	—	(42,032)
JPM	04/15/2020	JPY	983,827,000	USD	8,963,384	192,742	—
JPM	04/15/2020	HKD	9,409,000	USD	1,213,085	453	—
JPM	04/15/2020	SEK	14,525,000	USD	1,420,087	48,730	—
JPM	04/15/2020	EUR	592,000	USD	645,041	8,240	—
JPM	04/15/2020	NZD	3,273,000	USD	1,968,926	—	(16,225)
JPM	04/16/2020	USD	585,220	THB	18,768,000	13,321	—
SSB	04/15/2020	USD	5,871,289	AUD	8,814,000	449,346	—
SSB	04/15/2020	USD	1,031,726	CAD	1,350,000	72,272	—
SSB	04/15/2020	USD	5,544,009	EUR	4,991,000	36,361	—
SSB	04/15/2020	USD	4,721,919	GBP	3,615,000	230,374	—
SSB	04/15/2020	USD	13,634,663	HKD	105,953,000	—	(30,770)
SSB	04/15/2020	USD	7,813,256	JPY	855,924,000	—	(152,522)
SSB	04/15/2020	USD	483,626	SGD	685,000	1,571	—
SSB	04/15/2020	GBP	8,071,000	USD	10,348,098	—	(320,086)
SSB	04/15/2020	HKD	22,411,000	USD	2,885,459	5,032	—
SSB	04/15/2020	AUD	4,967,000	USD	3,285,118	—	(229,660)
SSB	04/15/2020	CHF	1,421,000	USD	1,465,989	11,493	—
SSB	04/15/2020	SEK	7,833,000	USD	822,882	—	(30,783)
SSB	04/15/2020	JPY	357,557,000	USD	3,269,242	58,413	—
SSB	04/15/2020	EUR	3,060,000	USD	3,408,802	—	(32,045)
SSB	04/15/2020	NOK	11,542,000	USD	1,155,191	—	(44,874)
SSB	04/16/2020	USD	122,590	THB	4,023,000	1	—
UBS	04/15/2020	USD	3,737,240	AUD	5,723,000	216,729	—
UBS	04/15/2020	USD	801,531	HKD	6,226,000	—	(1,475)
UBS	04/15/2020	USD	1,392,447	JPY	149,416,000	1,886	—
UBS	04/15/2020	USD	132,420	SGD	190,000	—	(1,289)
UBS	04/15/2020	AUD	591,000	USD	365,880	—	(2,326)
UBS	04/15/2020	JPY	883,171,000	USD	8,234,465	—	(15,109)
UBS	04/15/2020	EUR	3,877,000	USD	4,402,254	—	(123,924)
UBS	04/15/2020	HKD	51,798,000	USD	6,669,135	11,582	—
UBS	04/15/2020	GBP	390,000	USD	504,919	—	(20,354)

Total						$6,938,456	$(6,122,009)

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	74.1%	$ 551,608,419
Real Estate Management & Development	23.1	171,969,699
Diversified Telecommunication Services	0.6	4,855,233
Capital Markets	0.2	1,592,661
Hotels, Restaurants & Leisure	0.2	1,232,211

Investments	98.2	731,258,223
Short-Term Investments	1.8	13,492,510

Total Investments	100.0%	$ 744,750,733

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$394,475,244	$336,782,979	$—	$731,258,223
Other Investment Company	31,110	—	—	31,110
Repurchase Agreement	—	13,461,400	—	13,461,400

Total Investments	$394,506,354	$350,244,379	$—	$744,750,733

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$6,938,456	$—	$6,938,456

Total Other Financial Instruments	$—	$6,938,456	$—	$6,938,456

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(6,122,009)	$—	$(6,122,009)

Total Other Financial Instruments	$—	$(6,122,009)	$—	$(6,122,009)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $27,812,533, representing 3.7% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,489,486, collateralized by cash collateral of $31,110 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,876,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rates disclosed reflect the yields at March 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCK - 0.0%
Banks - 0.0%
Banco Espirito Santo SA (A) (B) (C) (D)	8,203	$ 0

Total Common Stock (Cost $9,697)		0

EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 10.0%
iShares Edge MSCI Min Vol EAFE ETF (E)	391,316	24,281,158
iShares Edge MSCI Min Vol Emerging Markets ETF	148,320	6,959,174

		31,240,332

U.S. Equity Funds - 29.5%
iShares Edge MSCI Min Vol USA ETF (E)	368,134	19,882,917
iShares Edge MSCI USA Momentum Factor ETF (E)	185,081	19,707,425
iShares Edge MSCI USA Quality Factor ETF	244,763	19,835,594
iShares Edge MSCI USA Size Factor ETF (E)	171,862	12,267,510
iShares Edge MSCI USA Value Factor ETF (E)	315,041	19,847,583

		91,541,029

U.S. Fixed Income Funds - 60.2%
iShares Broad USD Investment Grade Corporate Bond ETF (E)	567,711	31,803,170
iShares Core U.S. Aggregate Bond ETF	1,344,938	155,165,497

		186,968,667

Total Exchange-Traded Funds (Cost $304,445,308)		309,750,028

	Shares	Value
OTHER INVESTMENT COMPANY - 9.7%
Securities Lending Collateral - 9.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (F)	30,122,547	$ 30,122,547

Total Other Investment Company (Cost $30,122,547)		30,122,547

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2020, to be repurchased at $480,824 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $495,533.	$ 480,824	480,824

Total Repurchase Agreement (Cost $480,824)		480,824

Total Investments (Cost $335,058,376)		340,353,399
Net Other Assets (Liabilities) - (9.6)%		(29,951,512)

Net Assets - 100.0%		$ 310,401,887

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stock	$—	$—	$0	$0
Exchange-Traded Funds	309,750,028	—	—	309,750,028
Other Investment Company	30,122,547	—	—	30,122,547
Repurchase Agreement	—	480,824	—	480,824

Total Investments	$339,872,575	$480,824	$0	$340,353,399

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is Level 3 of the fair value hierarchy.
(B)	Non-income producing security.
(C)	Security deemed worthless.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,431,519, collateralized by cash collateral of $30,122,547 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,003,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 12.5%
iShares Edge MSCI Min Vol EAFE ETF	513,029	$ 31,833,449
iShares Edge MSCI Min Vol Emerging Markets ETF	193,790	9,092,627

		40,926,076

U.S. Equity Funds - 37.2%
iShares Edge MSCI Min Vol USA ETF (A)	487,766	26,344,242
iShares Edge MSCI USA Momentum Factor ETF (A)	244,318	26,014,980
iShares Edge MSCI USA Quality Factor ETF	325,192	26,353,560
iShares Edge MSCI USA Size Factor ETF	227,347	16,228,029
iShares Edge MSCI USA Value Factor ETF	415,853	26,198,739

		121,139,550

U.S. Fixed Income Fund - 50.0%
iShares Core U.S. Aggregate Bond ETF	1,413,705	163,099,146

Total Exchange-Traded Funds (Cost $333,392,069)		325,164,772

	Shares	Value
OTHER INVESTMENT COMPANY - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	16,696,388	$ 16,696,388

Total Other Investment Company (Cost $16,696,388)		16,696,388

Total Investments (Cost $350,088,457)		341,861,160
Net Other Assets (Liabilities) - (4.8)%		(15,796,766)

Net Assets - 100.0%		$ 326,064,394

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$325,164,772	$—	$—	$325,164,772
Other Investment Company	16,696,388	—	—	16,696,388

Total Investments	$341,861,160	$—	$—	$341,861,160

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,213,881, collateralized by cash collateral of $16,696,388 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,930,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.8%
iShares Edge MSCI Min Vol EAFE ETF	308,218	$ 19,124,927
iShares Edge MSCI Min Vol Emerging Markets ETF	116,541	5,468,104

		24,593,031

U.S. Equity Funds - 55.9%
iShares Edge MSCI Min Vol USA ETF	291,326	15,734,517
iShares Edge MSCI USA Momentum Factor ETF (A)	150,525	16,027,902
iShares Edge MSCI USA Quality Factor ETF	196,519	15,925,900
iShares Edge MSCI USA Size Factor ETF (A)	136,089	9,714,033
iShares Edge MSCI USA Value Factor ETF	249,706	15,731,478

		73,133,830

U.S. Fixed Income Fund - 25.1%
iShares Core U.S. Aggregate Bond ETF	284,320	32,801,998

Total Exchange-Traded Funds (Cost $140,075,560)		130,528,859

OTHER INVESTMENT COMPANY - 5.4%
Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	7,020,130	7,020,130

Total Other Investment Company (Cost $7,020,130)		7,020,130

Total Investments (Cost $147,095,690)		137,548,989
Net Other Assets (Liabilities) - (5.2)%		(6,746,854)

Net Assets - 100.0%		$ 130,802,135

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$130,528,859	$—	$—	$130,528,859
Other Investment Company	7,020,130	—	—	7,020,130

Total Investments	$137,548,989	$—	$—	$137,548,989

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,438,702, collateralized by cash collateral of $7,020,130 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,643,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 25.1%
iShares Edge MSCI Min Vol EAFE ETF	192,607	$ 11,951,264
iShares Edge MSCI Min Vol Emerging Markets ETF	69,456	3,258,876

		15,210,140

U.S. Equity Funds - 74.6%
iShares Edge MSCI Min Vol USA ETF (A)	183,971	9,936,273
iShares Edge MSCI USA Momentum Factor ETF (A)	92,583	9,858,238
iShares Edge MSCI USA Quality Factor ETF	123,344	9,995,798
iShares Edge MSCI USA Size Factor ETF (A)	81,655	5,828,534
iShares Edge MSCI USA Value Factor ETF (A)	153,252	9,654,876

		45,273,719

Total Exchange-Traded Funds (Cost $63,713,107)		60,483,859

OTHER INVESTMENT COMPANY - 24.2%
Securities Lending Collateral - 24.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	14,681,956	14,681,956

Total Other Investment Company (Cost $14,681,956)		14,681,956

Total Investments (Cost $78,395,063)		75,165,815
Net Other Assets (Liabilities) - (23.9)%		(14,509,324)

Net Assets - 100.0%		$ 60,656,491

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$60,483,859	$—	$—	$60,483,859
Other Investment Company	14,681,956	—	—	14,681,956

Total Investments	$75,165,815	$—	$—	$75,165,815

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,589,926, collateralized by cash collateral of $14,681,956 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $225,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 8.7%
International Equity Funds - 2.0%
Vanguard FTSE Emerging Markets ETF	360,671	$ 12,100,512
WisdomTree Europe Hedged Equity Fund (A)	117,171	6,003,842
WisdomTree Japan Hedged Equity Fund (A)	138,074	5,819,819

		23,924,173

U.S. Equity Fund - 3.3%
SPDR S&P 500 ETF Trust (A)	153,783	39,637,569

U.S. Fixed Income Funds - 3.4%
SPDR Portfolio Long Term Treasury ETF	342,020	16,157,025
Vanguard Extended Duration Treasury ETF (A)	73,365	12,300,376
Vanguard Total Bond Market ETF	147,670	12,603,634

		41,061,035

Total Exchange-Traded Funds (Cost $110,397,927)		104,622,777

INVESTMENT COMPANIES - 89.0%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	50,620

International Equity Funds - 10.5%
Transamerica Greystone International Growth VP (D)	13,730,735	88,700,548
Transamerica TS&W International Equity VP (D)	3,666,254	37,469,116

		126,169,664

U.S. Equity Funds - 26.1%
Transamerica Barrow Hanley Dividend Focused VP (D)	2,935,189	46,581,453
Transamerica JPMorgan Enhanced Index VP (D)	5,012,109	88,714,324
Transamerica JPMorgan Mid Cap Value VP (D)	1,215,227	13,622,690
Transamerica Large Cap Value (D)	3,380,297	25,555,043
Transamerica Morgan Stanley Capital Growth VP (D)	1,493,790	26,559,592
Transamerica T. Rowe Price Small Cap VP (D)	2,915,279	36,382,682
Transamerica WMC US Growth VP (D)	2,570,059	75,020,022

		312,435,806

U.S. Fixed Income Funds - 20.3%
Transamerica Bond (D)	8,100,383	72,660,438
Transamerica JPMorgan Core Bond VP (D)	5,858,445	78,385,996
Transamerica Short-Term Bond (D)	9,705,259	92,685,226

		243,731,660

U.S. Mixed Allocation Fund - 32.1%
Transamerica PIMCO Total Return VP (D)	32,451,395	384,224,517

Total Investment Companies (Cost $1,149,494,999)		1,066,612,267

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (G)	2,562,078	2,562,078

Total Other Investment Company (Cost $2,562,078)		2,562,078

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.00% (G), dated 03/31/2020, to be repurchased at $3,011,711 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $3,072,304.

$ 3,011,711	$ 3,011,711

Total Repurchase Agreement (Cost $3,011,711)	3,011,711

Total Investments (Cost $1,265,466,715)	1,176,808,833
Net Other Assets (Liabilities) - 1.8%	21,487,750

Net Assets - 100.0%	$ 1,198,296,583

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$104,622,777	$—	$—	$104,622,777
Investment Companies	1,066,561,647	—	—	1,066,561,647
Other Investment Company	2,562,078	—	—	2,562,078
Repurchase Agreement	—	3,011,711	—	3,011,711

Total Investments	$1,173,746,502	$3,011,711	$—	$1,176,758,213

Investment Companies Measured at Net Asset Value (F)				50,620

Total Investments				$1,176,808,833

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,261,863, collateralized by cash collateral of $2,562,078 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,829,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$73,740,580	$—	$(7,500,000)	$627,490	$(20,286,617)	$46,581,453	2,935,189	$—	$—
Transamerica Bond	—	70,070,843	—	—	2,589,595	72,660,438	8,100,383	70,843	—
Transamerica Global Allocation Liquidating Trust	50,028	—	—	—	592	50,620	13,521	—	—
Transamerica Greystone International Growth VP	76,367,079	35,999,999	—	—	(23,666,530)	88,700,548	13,730,735	—	—
Transamerica JPMorgan Core Bond VP	292,837,143	—	(219,999,999)	13,799,303	(8,250,451)	78,385,996	5,858,445	—	—
Transamerica JPMorgan Enhanced Index VP	178,377,289	—	(63,000,000)	(2,631,378)	(24,031,587)	88,714,324	5,012,109	—	—
Transamerica JPMorgan Mid Cap Value VP	19,783,888	—	—	—	(6,161,198)	13,622,690	1,215,227	—	—
Transamerica Large Cap Value	37,492,190	195,845	—	—	(12,132,992)	25,555,043	3,380,297	195,845	—
Transamerica Morgan Stanley Capital Growth VP	27,575,370	—	—	—	(1,015,778)	26,559,592	1,493,790	—	—
Transamerica PIMCO Total Return VP	381,628,405	—	—	—	2,596,112	384,224,517	32,451,395	—	—
Transamerica Short-Term Bond	63,402,520	139,812,279	(97,000,000)	(8,127,711)	(5,401,862)	92,685,226	9,705,259	834,449	—
Transamerica T. Rowe Price Small Cap VP	47,868,882	—	—	—	(11,486,200)	36,382,682	2,915,279	—	—
Transamerica TS&W International Equity VP	47,165,873	8,000,000	(5,000,000)	—	(12,696,757)	37,469,116	3,666,254	—	—
Transamerica WMC US Growth VP	95,690,931	—	(7,500,000)	631,401	(13,802,310)	75,020,022	2,570,059	—	—

Total	$1,341,980,178	$254,078,966	$(399,999,999)	$4,299,105	$(133,745,983)	$1,066,612,267	93,047,942	$1,101,137	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At March 31, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$50,620	0.0	%(B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at March 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
Australia - 1.4%
Northern Star Resources, Ltd.	867,793	$ 5,621,552

Austria - 1.2%
Erste Group Bank AG	267,800	4,902,802

China - 7.8%
ANTA Sports Products, Ltd.	1,143,800	8,300,211
Ping An Insurance Group Co. of China, Ltd., H Shares	837,500	8,179,239
Tencent Holdings, Ltd.	290,600	14,363,659

		30,843,109

Finland - 2.3%
Neste OYJ	279,700	9,299,335

France - 5.4%
AXA SA	213,804	3,620,116
TOTAL SA (A)	225,109	8,481,831
Vinci SA	116,766	9,540,861

		21,642,808

Germany - 4.6%
Bayerische Motoren Werke AG	130,707	6,672,485
Henkel AG & Co. KGaA	62,076	4,559,969
Knorr-Bremse AG	80,144	7,045,930

		18,278,384

Ireland - 5.0%
Kingspan Group PLC	184,511	9,949,661
Smurfit Kappa Group PLC	349,346	9,896,351

		19,846,012

Israel - 2.0%
Nice, Ltd., ADR (A) (B)	55,641	7,987,822

Italy - 3.4%
Enel SpA	1,928,700	13,303,865

Japan - 17.6%
Asahi Group Holdings, Ltd.	297,700	9,658,332
Haseko Corp.	725,500	7,715,580
Koito Manufacturing Co., Ltd.	160,400	5,392,514
Lasertec Corp.	118,200	5,480,892
Minebea Mitsumi, Inc.	517,000	7,636,320
Nidec Corp.	82,000	4,225,829
Nitori Holdings Co., Ltd.	52,800	7,135,433
Open House Co., Ltd.	252,200	5,189,583
SoftBank Group Corp.	179,700	6,361,807
Sushiro Global Holdings, Ltd.	336,000	4,925,721
Takeda Pharmaceutical Co., Ltd.	214,836	6,541,346

		70,263,357

Luxembourg - 1.8%
Aroundtown SA	1,460,404	7,309,981

Netherlands - 2.6%
Euronext NV (C)	137,692	10,138,699

New Zealand - 1.9%
a2 Milk Co., Ltd. (B)	747,200	7,656,352

	Shares	Value
COMMON STOCKS (continued)
Norway - 4.2%
DNB ASA	880,827	$ 9,813,235
Equinor ASA	550,138	6,858,091

		16,671,326

Republic of Korea - 2.4%
Samsung Electronics Co., Ltd.	247,100	9,607,615

Spain - 2.3%
Iberdrola SA	929,603	9,092,451

Sweden - 2.4%
Epiroc AB, Class A	146,900	1,451,588
Epiroc AB, Class B	803,623	7,921,075

		9,372,663

Switzerland - 8.6%
Lonza Group AG	26,700	10,982,345
Roche Holding AG	48,917	15,738,646
Swiss Life Holding AG	21,922	7,358,034

		34,079,025

Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	202,760	9,689,900

United Kingdom - 14.4%
Ashtead Group PLC	288,990	6,246,218
Beazley PLC	1,332,527	6,427,734
British American Tobacco PLC	284,399	9,688,127
GlaxoSmithKline PLC	616,911	11,575,818
Legal & General Group PLC	3,392,936	8,016,484
Rio Tinto PLC, ADR	242,567	11,051,352
Smith & Nephew PLC	241,100	4,247,342

		57,253,075

Total Common Stocks (Cost $446,062,430)		372,860,133

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	12,073,105	12,073,105

Total Other Investment Company (Cost $12,073,105)		12,073,105

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2020, to be repurchased at $5,279,833 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $5,388,267.	$ 5,279,833	5,279,833

Total Repurchase Agreement (Cost $5,279,833)		5,279,833

Total Investments (Cost $463,415,368)		390,213,071
Net Other Assets (Liabilities) - 2.0%		8,165,742

Net Assets - 100.0%		$ 398,378,813

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.7%	$ 33,855,810
Insurance	8.6	33,601,607
Oil, Gas & Consumable Fuels	6.3	24,639,257
Machinery	6.2	24,054,913
Electric Utilities	5.7	22,396,316
Metals & Mining	4.3	16,672,904
Semiconductors & Semiconductor Equipment	3.9	15,170,792
Banks	3.8	14,716,037
Interactive Media & Services	3.7	14,363,659
Real Estate Management & Development	3.2	12,499,564
Life Sciences Tools & Services	2.8	10,982,345
Capital Markets	2.6	10,138,699
Building Products	2.5	9,949,661
Containers & Packaging	2.5	9,896,351
Tobacco	2.5	9,688,127
Beverages	2.5	9,658,332
Technology Hardware, Storage & Peripherals	2.5	9,607,615
Construction & Engineering	2.4	9,540,861
Textiles, Apparel & Luxury Goods	2.1	8,300,211
Software	2.0	7,987,822
Household Durables	2.0	7,715,580
Food Products	2.0	7,656,352
Specialty Retail	1.8	7,135,433
Automobiles	1.7	6,672,485
Wireless Telecommunication Services	1.6	6,361,807
Trading Companies & Distributors	1.6	6,246,218
Auto Components	1.4	5,392,514
Hotels, Restaurants & Leisure	1.3	4,925,721
Household Products	1.2	4,559,969
Health Care Equipment & Supplies	1.1	4,247,342
Electrical Equipment	1.1	4,225,829

Investments	95.6	372,860,133
Short-Term Investments	4.4	17,352,938

Total Investments	100.0%	$ 390,213,071

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Greystone International Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$28,729,074	$344,131,059	$—	$372,860,133
Other Investment Company	12,073,105	—	—	12,073,105
Repurchase Agreement	—	5,279,833	—	5,279,833

Total Investments	$40,802,179	$349,410,892	$—	$390,213,071

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,579,149, collateralized by cash collateral of $12,073,105. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of the 144A security is $10,138,699, representing 2.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Australia - 5.9%
AGL Energy, Ltd.	2,212	$ 23,149
Alumina, Ltd.	7,568	6,782
AMP, Ltd. (A)	10,463	8,545
APA Group	3,766	23,898
Aristocrat Leisure, Ltd.	1,925	24,943
ASX, Ltd.	644	30,230
Aurizon Holdings, Ltd.	6,248	16,192
AusNet Services	4,856	5,099
Australia & New Zealand Banking Group, Ltd.	9,906	103,888
Bendigo & Adelaide Bank, Ltd.	2,016	7,745
BHP Group PLC	7,374	114,442
BHP Group, Ltd. (B)	10,262	186,166
BlueScope Steel, Ltd.	1,691	8,853
Boral, Ltd.	4,147	5,209
Brambles, Ltd.	5,489	35,480
Caltex Australia, Ltd.	883	11,923
Challenger, Ltd.	2,125	5,191
CIMIC Group, Ltd.	291	4,122
Coca-Cola Amatil, Ltd.	1,732	9,348
Cochlear, Ltd.	209	23,820
Coles Group, Ltd.	3,946	36,749
Commonwealth Bank of Australia	6,163	232,530
Computershare, Ltd.	1,620	9,698
Crown Resorts, Ltd.	1,099	5,100
CSL, Ltd.	1,579	286,228
Dexus, REIT	3,806	21,091
Flight Centre Travel Group, Ltd. (B) (C)	219	1,383
Fortescue Metals Group, Ltd.	4,511	27,644
Goodman Group, REIT	5,555	40,716
GPT Group, REIT	6,751	14,998
Harvey Norman Holdings, Ltd.	2,264	4,157
Incitec Pivot, Ltd.	4,646	5,763
Insurance Australia Group, Ltd.	7,594	28,653
LendLease Group	1,873	11,743
Macquarie Group, Ltd.	1,181	62,898
Magellan Financial Group, Ltd.	431	11,431
Medibank Pvt, Ltd.	9,467	15,569
Mirvac Group, REIT	13,245	16,828
National Australia Bank, Ltd.	10,075	103,348
Newcrest Mining, Ltd.	2,709	37,202
Oil Search, Ltd.	4,353	6,313
Orica, Ltd.	1,490	13,948
Origin Energy, Ltd.	6,235	16,755
Qantas Airways, Ltd.	1,931	3,757
QBE Insurance Group, Ltd.	4,420	23,024
Ramsay Health Care, Ltd.	513	18,038
REA Group, Ltd.	155	7,261
Santos, Ltd.	6,274	12,885
Scentre Group, REIT	17,041	16,322
SEEK, Ltd.	1,117	10,207
Sonic Healthcare, Ltd.	1,547	23,251
South32, Ltd.	15,528	17,142
Stockland, REIT	8,152	12,535
Suncorp Group, Ltd.	4,253	23,618
Sydney Airport	3,484	12,038
Tabcorp Holdings, Ltd.	6,361	9,844
Telstra Corp., Ltd.	13,984	26,250
TPG Telecom, Ltd.	1,452	6,184
Transurban Group	9,252	68,915
Treasury Wine Estates, Ltd.	2,302	14,292
Vicinity Centres, REIT	11,966	7,485

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Washington H Soul Pattinson & Co., Ltd.	445	$ 4,598
Wesfarmers, Ltd.	3,966	84,040
Westpac Banking Corp.	12,456	127,933
WiseTech Global, Ltd.	366	3,805
Woodside Petroleum, Ltd.	3,239	35,942
Woolworths Group, Ltd.	4,404	95,771
Worley, Ltd. (B)	1,351	5,013

		2,335,920

Austria - 0.2%
Andritz AG	268	8,396
Erste Group Bank AG	1,032	18,894
OMV AG	453	12,397
Raiffeisen Bank International AG	444	6,387
Verbund AG	261	9,413
voestalpine AG	420	8,474

		63,961

Belgium - 0.9%
Ageas	611	25,461
Anheuser-Busch InBev SA	2,700	119,258
Colruyt SA	188	10,191
Galapagos NV (A)	156	30,635
Groupe Bruxelles Lambert SA	263	20,693
KBC Group NV	844	38,297
Proximus SADP	583	13,388
Solvay SA	249	17,945
Telenet Group Holding NV	131	3,934
UCB SA	434	37,134
Umicore SA	696	24,006

		340,942

Chile - 0.0% (D)
Antofagasta PLC	1,158	11,059

China - 0.0% (D)
BeiGene, Ltd., ADR (A)	100	12,311
Yangzijiang Shipbuilding Holdings, Ltd.	6,500	3,772

		16,083

Denmark - 2.1%
AP Moller - Maersk A/S, Class A	10	8,213
AP Moller - Maersk A/S, Class B	25	22,159
Carlsberg A/S, Class B	377	42,443
Chr Hansen Holding A/S	346	25,532
Coloplast A/S, Class B	416	60,331
Danske Bank A/S	2,241	24,941
Demant A/S (A)	406	8,840
DSV Panalpina A/S	701	63,741
Genmab A/S (A)	229	45,999
H. Lundbeck A/S	186	5,461
ISS A/S	540	7,387
Novo Nordisk A/S, Class B	6,076	362,835
Novozymes A/S, B Shares	736	33,015
Orsted A/S (E)	646	63,242
Pandora A/S (B)	296	9,511
Tryg A/S	456	11,099
Vestas Wind Systems A/S	634	51,586

		846,335

Finland - 1.1%
Elisa OYJ	448	27,652
Fortum Oyj	1,490	21,675

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Kone OYJ, Class B	1,190	$ 66,641
Metso OYJ	379	8,931
Neste OYJ	1,489	49,506
Nokia OYJ	19,778	60,913
Nokian Renkaat OYJ	349	8,333
Nordea Bank Abp	8,148	45,836
Nordea Bank Abp	3,207	17,803
Orion OYJ, Class B	358	14,569
Sampo OYJ, A Shares	1,524	43,966
Stora Enso OYJ, R Shares	2,027	20,268
UPM-Kymmene OYJ (B)	1,876	51,153
Wartsila OYJ Abp (B)	1,555	11,355

		448,601

France - 10.2%
Accor SA	572	15,367
Aeroports de Paris	109	10,530
Air Liquide SA	1,647	210,235
Airbus SE	2,035	131,221
Alstom SA	671	27,707
Amundi SA (E)	201	11,630
Arkema SA	216	14,747
Atos SE	332	22,120
AXA SA	6,747	114,240
BioMerieux	128	14,491
BNP Paribas SA	3,924	114,562
Bollore SA	1,924	5,229
Bollore SA (A)	937	3,027
Bouygues SA	750	21,766
Bureau Veritas SA	977	18,415
Capgemini SE	543	45,374
Carrefour SA	2,138	33,896
Casino Guichard Perrachon SA	195	7,463
Cie de Saint-Gobain	1,659	39,808
Cie Generale des Etablissements Michelin SCA	600	52,551
CNP Assurances	588	5,693
Covivio, REIT	163	9,154
Credit Agricole SA	3,757	26,584
Danone SA	2,153	137,788
Dassault Aviation SA	9	7,391
Dassault Systemes SE	440	64,236
Edenred	846	35,109
Eiffage SA	259	18,385
Electricite de France SA	2,077	16,241
Engie SA	6,141	62,887
EssilorLuxottica SA	990	104,816
Eurazeo SE	144	6,461
Eutelsat Communications SA	459	4,771
Faurecia SE	245	7,174
Gecina SA, REIT	142	18,686
Getlink SE	1,408	17,029
Hermes International	109	74,165
ICADE, REIT	79	6,201
Iliad SA	50	6,737
Ingenico Group SA	207	21,638
Ipsen SA	152	7,791
JCDecaux SA	205	3,644
Kering SA	264	137,653
Klepierre SA, REIT (B)	624	11,894
L’Oreal SA	874	226,200
Legrand SA	892	56,893
LVMH Moet Hennessy Louis Vuitton SE	945	346,580
Natixis SA	2,905	9,250
Orange SA	6,776	82,040
Pernod Ricard SA	741	105,175

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Peugeot SA	1,885	$ 24,541
Publicis Groupe SA	741	21,177
Remy Cointreau SA (B)	85	9,264
Renault SA	633	12,030
Safran SA	1,145	101,444
Sanofi	3,832	331,755
Sartorius Stedim Biotech	94	18,758
Schneider Electric SE	1,927	162,876
SCOR SE	506	11,133
SEB SA	93	11,519
Societe Generale SA	2,668	43,708
Sodexo SA	285	19,139
Suez (B)	1,116	11,338
Teleperformance	204	42,252
Thales SA	355	29,400
TOTAL SA	8,352	314,693
Ubisoft Entertainment SA (A)	289	21,123
Unibail-Rodamco-Westfield, REIT, CDI	5,703	15,017
Unibail-Rodamco-Westfield, REIT	251	14,389
Valeo SA	797	12,972
Veolia Environnement SA	1,840	38,862
Vinci SA	1,794	146,586
Vivendi SA	2,904	61,400
Wendel SA	83	6,586
Worldline SA (A) (E)	426	25,143

		4,059,750

Germany - 7.5%
adidas AG	629	139,655
Allianz SE	1,452	247,272
BASF SE	3,201	149,621
Bayer AG	3,421	196,018
Bayerische Motoren Werke AG	1,162	59,319
Beiersdorf AG	355	35,745
Brenntag AG	496	18,021
Carl Zeiss Meditec AG	117	11,141
Commerzbank AG	3,229	11,495
Continental AG	385	27,450
Covestro AG (E)	603	18,300
Daimler AG	3,092	92,340
Delivery Hero SE (A) (E)	400	29,410
Deutsche Bank AG	6,604	41,982
Deutsche Boerse AG	664	91,223
Deutsche Lufthansa AG	733	6,856
Deutsche Post AG	3,355	89,943
Deutsche Telekom AG	11,615	150,013
Deutsche Wohnen SE	1,265	47,942
E.ON SE	7,856	80,584
Evonik Industries AG	724	15,119
Fraport AG Frankfurt Airport Services Worldwide	149	5,998
Fresenius Medical Care AG & Co. KGaA	738	48,174
Fresenius SE & Co. KGaA	1,467	54,620
GEA Group AG	500	10,329
Hannover Rueck SE	210	29,653
HeidelbergCement AG	524	22,387
Henkel AG & Co. KGaA	366	26,886
HOCHTIEF AG	95	6,238
Infineon Technologies AG	4,218	60,890
KION Group AG	205	8,823
Knorr-Bremse AG	165	14,506
LANXESS AG	274	10,906
Merck KGaA	454	45,837
METRO AG	594	5,059
MTU Aero Engines AG	168	24,292

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	504	$ 101,339
Puma SE	255	14,983
RWE AG	1,978	51,728
SAP SE	3,340	372,904
Siemens AG	2,663	222,986
Siemens Healthineers AG (E)	495	19,135
Symrise AG	445	41,166
Telefonica Deutschland Holding AG	2,306	5,661
thyssenkrupp AG (A)	1,192	6,278
TUI AG	1,494	6,539
Uniper SE	632	15,524
United Internet AG	366	10,642
Volkswagen AG	100	13,120
Vonovia SE	1,800	89,538
Wirecard AG	413	46,533
Zalando SE (A) (E)	466	17,564

		2,969,687

Hong Kong - 3.5%
AIA Group, Ltd.	41,400	370,722
ASM Pacific Technology, Ltd.	1,000	9,272
Bank of East Asia, Ltd.	3,719	7,948
BOC Hong Kong Holdings, Ltd.	12,500	34,313
Budweiser Brewing Co. APAC, Ltd. (A) (E)	4,700	12,087
CK Asset Holdings, Ltd.	9,000	48,831
CK Hutchison Holdings, Ltd.	9,500	63,319
CK Infrastructure Holdings, Ltd.	2,000	10,588
CLP Holdings, Ltd.	5,500	50,380
Dairy Farm International Holdings, Ltd.	1,100	5,059
Galaxy Entertainment Group, Ltd.	8,000	42,135
Hang Lung Properties, Ltd.	7,000	14,116
Hang Seng Bank, Ltd.	2,600	44,297
Henderson Land Development Co., Ltd.	5,531	20,934
HK Electric Investments & HK Electric Investments, Ltd.	7,500	7,201
HKT Trust & HKT, Ltd.	13,000	17,681
Hong Kong & China Gas Co., Ltd.	35,901	58,785
Hong Kong Exchanges & Clearing, Ltd.	4,217	126,338
Hongkong Land Holdings, Ltd.	4,100	15,340
Jardine Matheson Holdings, Ltd.	800	40,266
Jardine Strategic Holdings, Ltd.	700	15,644
Kerry Properties, Ltd.	3,000	7,845
Link, REIT	7,100	59,842
Melco Resorts & Entertainment, Ltd., ADR	700	8,680
MTR Corp., Ltd.	5,015	25,795
New World Development Co., Ltd.	21,114	22,513
NWS Holdings, Ltd.	4,000	4,076
PCCW, Ltd.	14,000	7,677
Power Assets Holdings, Ltd.	5,000	29,661
Sino Land Co., Ltd.	10,315	12,982
SJM Holdings, Ltd.	8,000	6,675
Sun Hung Kai Properties, Ltd.	5,350	69,946
Swire Pacific, Ltd., Class A	2,000	12,731
Swire Properties, Ltd.	4,400	12,293
Techtronic Industries Co., Ltd.	4,500	28,575
Vitasoy International Holdings, Ltd.	2,000	6,019
WH Group, Ltd. (E)	32,500	29,998
Wharf Real Estate Investment Co., Ltd.	4,300	17,539
Wheelock & Co., Ltd.	3,000	20,328
Yue Yuen Industrial Holdings, Ltd.	2,500	3,820

		1,402,251

Ireland - 0.9%
AerCap Holdings NV (A)	400	9,116

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
AIB Group PLC (A)	2,144	$ 2,377
Bank of Ireland Group PLC	3,163	5,896
CRH PLC	2,800	75,720
DCC PLC	318	19,860
Experian PLC	3,178	88,321
Flutter Entertainment PLC	275	24,737
James Hardie Industries PLC, CDI	1,532	17,788
Kerry Group PLC, Class A	534	61,957
Kingspan Group PLC	528	28,472
Smurfit Kappa Group PLC	733	20,765

		355,009

Isle of Man - 0.0% (D)
GVC Holdings PLC	2,089	14,470

Israel - 0.6%
Azrieli Group, Ltd.	133	7,604
Bank Hapoalim BM	4,018	24,075
Bank Leumi Le-Israel BM	4,723	26,042
Check Point Software Technologies, Ltd. (A)	450	45,243
CyberArk Software, Ltd. (A)	100	8,556
Elbit Systems, Ltd.	77	9,978
Isracard, Ltd.	1	2
Israel Chemicals, Ltd.	2,447	7,793
Israel Discount Bank, Ltd., A Shares	4,183	12,197
Mizrahi Tefahot Bank, Ltd.	413	7,602
Nice, Ltd. (A)	209	30,221
Teva Pharmaceutical Industries, Ltd., ADR (A)	3,515	31,565
Wix.com, Ltd. (A)	200	20,164

		231,042

Italy - 1.9%
Assicurazioni Generali SpA	3,859	52,269
Atlantia SpA	1,642	20,398
Davide Campari-Milano SpA	1,806	12,951
Enel SpA	28,321	195,354
Eni SpA	8,899	88,434
Ferrari NV	407	62,692
FinecoBank Banca Fineco SpA	2,092	18,822
Intesa Sanpaolo SpA	52,009	84,154
Leonardo SpA	1,450	9,586
Mediobanca Banca di Credito Finanziario SpA	2,212	12,062
Moncler SpA	596	21,658
Pirelli & C SpA (E)	1,048	3,698
Poste Italiane SpA (E)	1,697	14,283
Prysmian SpA	859	13,638
Recordati SpA	336	14,157
Snam SpA	6,904	31,553
Telecom Italia SpA (A)	33,134	13,412
Telecom Italia SpA	22,191	8,670
Terna Rete Elettrica Nazionale SpA	4,978	31,291
UniCredit SpA	6,807	52,663

		761,745

Japan - 25.8%
ABC-Mart, Inc.	100	5,005
Acom Co., Ltd.	1,700	6,904
Advantest Corp.	700	27,881
Aeon Co., Ltd.	2,300	50,954
AEON Financial Service Co., Ltd.	200	2,137
Aeon Mall Co., Ltd.	400	5,049
AGC, Inc.	600	14,620
Air Water, Inc.	700	9,586
Aisin Seiki Co., Ltd.	500	12,246

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Ajinomoto Co., Inc.	1,400	$ 26,088
Alfresa Holdings Corp.	600	11,167
Alps Alpine Co., Ltd.	700	6,745
Amada Holdings Co., Ltd.	1,300	10,189
ANA Holdings, Inc.	300	7,309
Aozora Bank, Ltd.	500	9,542
Asahi Group Holdings, Ltd.	1,200	38,932
Asahi Intecc Co., Ltd.	600	14,839
Asahi Kasei Corp.	4,100	28,728
Astellas Pharma, Inc.	6,500	100,148
Bandai Namco Holdings, Inc.	700	33,952
Bank of Kyoto, Ltd.	200	6,338
Benesse Holdings, Inc.	300	7,634
Bridgestone Corp.	1,900	58,160
Brother Industries, Ltd.	700	10,603
Calbee, Inc.	300	8,096
Canon, Inc.	3,500	76,058
Casio Computer Co., Ltd.	600	8,395
Central Japan Railway Co.	500	80,136
Chiba Bank, Ltd.	1,800	7,836
Chubu Electric Power Co., Inc.	2,200	31,049
Chugai Pharmaceutical Co., Ltd.	800	92,557
Chugoku Electric Power Co., Inc.	1,000	13,952
Coca-Cola Bottlers Japan Holdings, Inc.	400	8,209
Concordia Financial Group, Ltd.	4,100	11,934
Credit Saison Co., Ltd.	500	5,801
CyberAgent, Inc.	300	11,627
Dai Nippon Printing Co., Ltd.	900	19,126
Dai-ichi Life Holdings, Inc.	3,700	43,938
Daicel Corp.	1,100	8,003
Daifuku Co., Ltd.	400	25,067
Daiichi Sankyo Co., Ltd.	2,000	137,353
Daikin Industries, Ltd.	900	108,643
Daito Trust Construction Co., Ltd.	300	27,859
Daiwa House Industry Co., Ltd.	1,900	46,944
Daiwa House Investment Corp., REIT	7	17,156
Daiwa Securities Group, Inc.	5,400	20,867
Denso Corp.	1,500	47,932
Dentsu Group, Inc.	700	13,525
Disco Corp.	100	19,455
East Japan Railway Co.	1,000	75,670
Eisai Co., Ltd.	900	65,833
Electric Power Development Co., Ltd., Class C	500	10,021
FamilyMart Co., Ltd.	800	14,365
FANUC Corp.	700	93,538
Fast Retailing Co., Ltd.	200	81,608
Fuji Electric Co., Ltd.	500	11,211
FUJIFILM Holdings Corp.	1,200	59,135
Fujitsu, Ltd.	700	63,048
Fukuoka Financial Group, Inc.	700	9,234
GMO Payment Gateway, Inc.	200	14,017
Hakuhodo DY Holdings, Inc.	700	7,063
Hamamatsu Photonics KK	500	20,317
Hankyu Hanshin Holdings, Inc.	800	26,876
Hikari Tsushin, Inc.	80	13,387
Hino Motors, Ltd.	1,000	5,333
Hirose Electric Co., Ltd.	100	10,309
Hisamitsu Pharmaceutical Co., Inc.	200	9,281
Hitachi Chemical Co., Ltd.	400	17,021
Hitachi Construction Machinery Co., Ltd.	300	6,017
Hitachi High-Technologies Corp.	300	22,162
Hitachi Metals, Ltd.	800	8,397
Hitachi, Ltd.	3,200	91,924
Honda Motor Co., Ltd.	5,500	123,070
Hoshizaki Corp.	200	14,960
Hoya Corp.	1,300	110,541
Hulic Co., Ltd.	900	9,108

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Idemitsu Kosan Co., Ltd.	700	$ 15,977
IHI Corp.	500	5,823
Iida Group Holdings Co., Ltd.	500	6,911
Inpex Corp.	3,500	19,635
Isetan Mitsukoshi Holdings, Ltd.	900	5,222
Isuzu Motors, Ltd.	1,800	11,912
ITOCHU Corp.	4,700	97,265
Itochu Techno-Solutions Corp.	200	5,696
J. Front Retailing Co., Ltd.	800	6,603
Japan Airlines Co., Ltd.	500	9,189
Japan Airport Terminal Co., Ltd.	200	7,686
Japan Exchange Group, Inc.	1,700	29,833
Japan Post Bank Co., Ltd.	1,500	13,853
Japan Post Holdings Co., Ltd.	5,500	43,024
Japan Post Insurance Co., Ltd.	800	9,884
Japan Prime Realty Investment Corp., REIT	3	9,064
Japan Real Estate Investment Corp., REIT	5	29,391
Japan Retail Fund Investment Corp., REIT	9	10,231
Japan Tobacco, Inc.	4,200	77,686
JFE Holdings, Inc.	1,700	11,016
JGC Holdings Corp.	600	4,789
JSR Corp.	700	12,794
JTEKT Corp.	900	6,079
JXTG Holdings, Inc.	10,200	34,755
Kajima Corp.	1,400	14,310
Kakaku.com, Inc.	500	9,145
Kamigumi Co., Ltd.	400	6,752
Kansai Electric Power Co., Inc.	2,500	27,827
Kansai Paint Co., Ltd.	700	13,278
Kao Corp.	1,700	138,496
Kawasaki Heavy Industries, Ltd.	500	7,194
KDDI Corp.	6,100	180,185
Keihan Holdings Co., Ltd.	300	13,307
Keikyu Corp.	700	11,777
Keio Corp.	400	23,613
Keisei Electric Railway Co., Ltd.	400	11,559
Keyence Corp.	600	192,907
Kikkoman Corp.	500	21,200
Kintetsu Group Holdings Co., Ltd.	600	27,769
Kirin Holdings Co., Ltd.	2,800	55,301
Kobayashi Pharmaceutical Co., Ltd.	200	18,504
Koito Manufacturing Co., Ltd.	400	13,448
Komatsu, Ltd.	3,100	50,169
Konami Holdings Corp.	300	9,202
Konica Minolta, Inc.	1,200	4,835
Kose Corp.	100	12,374
Kubota Corp.	3,600	45,789
Kuraray Co., Ltd.	900	9,055
Kurita Water Industries, Ltd.	300	6,883
Kyocera Corp.	1,100	64,912
Kyowa Kirin Co., Ltd.	900	20,115
Kyushu Electric Power Co., Inc.	1,500	12,030
Kyushu Railway Co.	500	14,363
Lawson, Inc.	200	10,978
LINE Corp. (A)	200	9,656
Lion Corp.	700	14,928
LIXIL Group Corp.	900	11,089
M3, Inc.	1,500	44,246
Makita Corp.	700	21,353
Marubeni Corp.	5,000	24,815
Marui Group Co., Ltd.	700	11,710
Maruichi Steel Tube, Ltd.	300	7,185
Mazda Motor Corp.	2,100	11,090
McDonald’s Holdings Co. Japan, Ltd.	200	9,020
Mebuki Financial Group, Inc.	3,200	6,491
Medipal Holdings Corp.	600	11,212

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
MEIJI Holdings Co., Ltd.	400	$ 28,346
Mercari, Inc. (A)	200	3,884
Minebea Mitsumi, Inc.	1,300	19,202
MISUMI Group, Inc.	1,000	21,631
Mitsubishi Chemical Holdings Corp.	4,100	24,346
Mitsubishi Corp.	4,600	97,300
Mitsubishi Electric Corp.	6,300	76,962
Mitsubishi Estate Co., Ltd.	3,900	57,600
Mitsubishi Gas Chemical Co., Inc.	700	7,554
Mitsubishi Heavy Industries, Ltd.	1,000	25,202
Mitsubishi Materials Corp.	300	6,133
Mitsubishi Motors Corp.	2,600	7,326
Mitsubishi UFJ Financial Group, Inc.	42,500	159,016
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	7,832
Mitsui & Co., Ltd.	5,700	79,137
Mitsui Chemicals, Inc.	700	13,175
Mitsui Fudosan Co., Ltd.	3,000	51,944
Mitsui O.S.K. Lines, Ltd.	300	4,808
Mizuho Financial Group, Inc.	81,500	93,503
MonotaRO Co., Ltd.	400	10,569
MS&AD Insurance Group Holdings, Inc.	1,600	44,642
Murata Manufacturing Co., Ltd.	2,000	99,429
Nabtesco Corp.	300	6,862
Nagoya Railroad Co., Ltd.	600	16,869
NEC Corp.	800	29,131
Nexon Co., Ltd.	1,700	27,779
NGK Insulators, Ltd.	900	11,713
NGK Spark Plug Co., Ltd.	500	7,009
NH Foods, Ltd.	300	10,440
Nidec Corp.	1,500	77,302
Nikon Corp.	1,300	11,932
Nintendo Co., Ltd.	400	155,461
Nippon Building Fund, Inc., REIT	5	33,635
Nippon Express Co., Ltd.	300	14,634
Nippon Paint Holdings Co., Ltd.	500	26,026
Nippon Prologis, Inc., REIT	6	15,097
Nippon Shinyaku Co., Ltd.	200	15,661
Nippon Steel Corp.	2,700	23,016
Nippon Telegraph & Telephone Corp.	4,400	105,233
Nippon Yusen KK	500	5,906
Nissan Chemical Corp.	400	14,487
Nissan Motor Co., Ltd.	7,600	25,427
Nisshin Seifun Group, Inc.	700	11,678
Nissin Foods Holdings Co., Ltd.	200	16,597
Nitori Holdings Co., Ltd.	300	40,542
Nitto Denko Corp.	500	22,209
Nomura Holdings, Inc. (B)	11,400	48,109
Nomura Real Estate Holdings, Inc.	400	6,472
Nomura Real Estate Master Fund, Inc., REIT	14	17,807
Nomura Research Institute, Ltd.	1,100	23,235
NSK, Ltd.	1,100	7,002
NTT Data Corp.	2,100	20,102
NTT DOCOMO, Inc.	4,600	143,856
Obayashi Corp.	2,000	16,971
OBIC Co., Ltd.	200	26,058
Odakyu Electric Railway Co., Ltd.	900	19,765
OJI Holdings Corp.	3,100	16,480
Olympus Corp.	3,900	56,220
Omron Corp.	600	31,022
Ono Pharmaceutical Co., Ltd.	1,200	27,576
Oracle Corp.	200	17,445
Oriental Land Co., Ltd.	700	89,360
ORIX Corp.	4,400	52,495
ORIX, Inc., REIT	9	11,837
Osaka Gas Co., Ltd.	1,200	22,533
Otsuka Corp.	400	17,052

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Holdings Co., Ltd.	1,300	$ 50,724
Pan Pacific International Holdings Corp.	1,500	28,406
Panasonic Corp.	7,300	55,264
Park24 Co., Ltd. (B)	400	5,897
PeptiDream, Inc. (A)	300	10,443
Persol Holdings Co., Ltd.	600	6,004
Pigeon Corp.	400	15,314
Pola Orbis Holdings, Inc.	300	5,515
Rakuten, Inc.	3,100	23,371
Recruit Holdings Co., Ltd.	4,700	121,407
Renesas Electronics Corp. (A)	2,400	8,537
Resona Holdings, Inc.	6,700	20,089
Ricoh Co., Ltd.	2,100	15,333
Rinnai Corp.	100	7,049
Rohm Co., Ltd.	300	16,285
Ryohin Keikaku Co., Ltd.	950	10,565
Sankyo Co., Ltd.	200	5,800
Santen Pharmaceutical Co., Ltd.	1,300	22,310
SBI Holdings, Inc.	700	10,199
Secom Co., Ltd.	700	57,896
Sega Sammy Holdings, Inc.	600	7,279
Seibu Holdings, Inc.	800	8,819
Seiko Epson Corp.	900	9,687
Sekisui Chemical Co., Ltd.	1,400	18,444
Sekisui House, Ltd.	2,200	36,282
Seven & i Holdings Co., Ltd.	2,600	85,865
Seven Bank, Ltd.	1,300	3,355
SG Holdings Co., Ltd.	400	9,527
Sharp Corp.	700	7,266
Shimadzu Corp.	800	20,879
Shimamura Co., Ltd.	100	6,043
Shimano, Inc.	300	42,784
Shimizu Corp.	1,800	14,007
Shin-Etsu Chemical Co., Ltd.	1,200	117,945
Shinsei Bank, Ltd. (A)	800	10,596
Shionogi & Co., Ltd.	900	44,333
Shiseido Co., Ltd.	1,400	82,281
Shizuoka Bank, Ltd.	1,500	9,108
Showa Denko KK	400	8,206
SMC Corp.	200	83,849
Softbank Corp.	5,800	73,884
SoftBank Group Corp.	5,400	191,173
Sohgo Security Services Co., Ltd. (B)	300	14,562
Sompo Holdings, Inc.	1,100	33,906
Sony Corp.	4,400	260,628
Sony Financial Holdings, Inc.	600	10,075
Square Enix Holdings Co., Ltd.	300	13,403
Stanley Electric Co., Ltd.	500	9,814
Subaru Corp.	2,000	38,230
Sumco Corp.	800	10,165
Sumitomo Chemical Co., Ltd.	5,400	15,954
Sumitomo Corp.	3,900	44,476
Sumitomo Dainippon Pharma Co., Ltd. (B)	700	9,087
Sumitomo Electric Industries, Ltd.	2,500	26,120
Sumitomo Heavy Industries, Ltd.	300	5,367
Sumitomo Metal Mining Co., Ltd.	800	16,356
Sumitomo Mitsui Financial Group, Inc. (B)	4,500	109,320
Sumitomo Mitsui Trust Holdings, Inc.	1,100	31,603
Sumitomo Realty & Development Co., Ltd.	1,100	26,860
Sumitomo Rubber Industries, Ltd.	600	5,636
Sundrug Co., Ltd.	200	6,409
Suntory Beverage & Food, Ltd.	500	18,894
Suzuken Co., Ltd.	200	7,266
Suzuki Motor Corp.	1,200	28,573
Sysmex Corp.	600	43,425
T&D Holdings, Inc.	1,700	13,781
Taiheiyo Cement Corp.	500	8,517

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	700	$ 21,349
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,138
Taiyo Nippon Sanso Corp.	500	7,399
Takeda Pharmaceutical Co., Ltd.	5,200	158,330
TDK Corp.	500	38,445
Teijin, Ltd.	600	10,149
Terumo Corp.	2,200	75,375
THK Co., Ltd.	300	6,045
Tobu Railway Co., Ltd.	600	20,932
Toho Co., Ltd.	400	12,231
Toho Gas Co., Ltd.	300	13,524
Tohoku Electric Power Co., Inc.	1,500	14,419
Tokio Marine Holdings, Inc.	2,200	100,660
Tokyo Century Corp.	100	3,129
Tokyo Electric Power Co. Holdings, Inc. (A)	4,900	17,046
Tokyo Electron, Ltd.	500	93,187
Tokyo Gas Co., Ltd.	1,200	28,276
Tokyu Corp.	1,800	28,286
Tokyu Fudosan Holdings Corp.	2,200	10,567
Toppan Printing Co., Ltd.	1,000	15,268
Toray Industries, Inc.	4,500	19,478
Toshiba Corp.	1,300	28,494
Tosoh Corp.	800	9,041
TOTO, Ltd.	500	16,494
Toyo Seikan Group Holdings, Ltd.	600	6,844
Toyo Suisan Kaisha, Ltd.	300	14,500
Toyoda Gosei Co., Ltd.	300	5,106
Toyota Industries Corp.	500	23,840
Toyota Motor Corp.	7,800	470,066
Toyota Tsusho Corp.	700	16,352
Trend Micro, Inc.	400	19,753
Tsuruha Holdings, Inc.	100	13,185
Unicharm Corp.	1,400	52,407
United Urban Investment Corp., REIT	9	9,004
USS Co., Ltd.	600	8,227
Welcia Holdings Co., Ltd.	200	14,043
West Japan Railway Co.	600	41,037
Yakult Honsha Co., Ltd.	400	23,564
Yamada Denki Co., Ltd.	1,900	7,568
Yamaha Corp.	500	19,378
Yamaha Motor Co., Ltd.	1,000	12,025
Yamato Holdings Co., Ltd.	1,000	15,621
Yamazaki Baking Co., Ltd.	400	8,337
Yaskawa Electric Corp.	800	21,752
Yokogawa Electric Corp.	700	8,374
Yokohama Rubber Co., Ltd.	400	4,959
Z Holdings Corp.	8,900	28,375
ZOZO, Inc. (B)	400	5,369

		10,240,089

Luxembourg - 0.2%
ArcelorMittal SA	2,257	21,307
Aroundtown SA	3,930	19,671
Eurofins Scientific SE (B)	42	20,496
Millicom International Cellular SA, SDR	287	7,974
SES SA	1,277	7,492
Tenaris SA	1,533	9,248

		86,188

Macau - 0.1%
Sands China, Ltd.	8,000	29,105
Wynn Macau, Ltd.	5,600	8,398

		37,503

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 4.6%
ABN AMRO Bank NV, CVA (E)	1,457	$ 11,823
Adyen NV (A) (E)	36	30,596
Akzo Nobel NV	674	44,328
Altice Europe NV, Class A (A)	1,799	6,943
ASML Holding NV	1,446	381,187
EXOR NV	369	19,018
Heineken Holding NV	398	31,016
Heineken NV	907	76,971
ING Groep NV	13,196	67,618
Just Eat Takeaway (A) (E)	370	27,980
Koninklijke Ahold Delhaize NV	3,846	89,599
Koninklijke DSM NV	612	68,843
Koninklijke KPN NV	12,627	30,196
Koninklijke Philips NV	3,159	129,700
Koninklijke Vopak NV	268	14,073
NN Group NV	1,071	29,105
NXP Semiconductors NV	931	77,208
Prosus NV (A)	1,701	118,471
QIAGEN NV (A)	813	32,827
Randstad NV	353	12,458
Royal Dutch Shell PLC, A Shares	14,555	252,874
Royal Dutch Shell PLC, B Shares	13,007	218,180
Wolters Kluwer NV	956	67,670

		1,838,684

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	2,608	26,642
Auckland International Airport, Ltd.	3,108	9,261
Fisher & Paykel Healthcare Corp., Ltd.	1,855	33,721
Fletcher Building, Ltd.	2,403	5,001
Mercury NZ, Ltd.	2,868	7,181
Meridian Energy, Ltd.	4,733	11,296
Ryman Healthcare, Ltd.	1,404	8,517
Spark New Zealand, Ltd.	6,211	15,116

		116,735

Norway - 0.5%
Aker BP ASA	400	5,017
DNB ASA	3,193	35,573
Equinor ASA	3,447	42,971
Gjensidige Forsikring ASA	728	12,397
Mowi ASA	1,478	22,347
Norsk Hydro ASA	4,751	10,244
Orkla ASA	2,573	22,045
Schibsted ASA, B Shares	274	4,957
Telenor ASA	2,419	35,355
Yara International ASA	593	18,750

		209,656

Portugal - 0.2%
EDP - Energias de Portugal SA	8,683	34,935
Galp Energia SGPS SA	1,754	20,059
Jeronimo Martins SGPS SA	810	14,620

		69,614

Russian Federation - 0.0% (D)
Evraz PLC	1,894	5,419

Singapore - 1.2%
Ascendas, REIT	9,572	18,953
CapitaLand Commercial Trust, REIT	8,663	9,296
CapitaLand Mall Trust, REIT	8,800	11,034
CapitaLand, Ltd.	8,400	16,833
City Developments, Ltd.	1,800	9,127

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
ComfortDelGro Corp., Ltd.	7,200	$ 7,667
DBS Group Holdings, Ltd.	6,300	82,203
Genting Singapore, Ltd.	18,700	9,065
Jardine Cycle & Carriage, Ltd.	300	4,125
Keppel Corp., Ltd.	5,200	19,340
Mapletree Commercial Trust, REIT	7,800	10,004
Oversea-Chinese Banking Corp., Ltd.	11,609	70,338
SATS, Ltd.	1,900	4,223
Sembcorp Industries, Ltd.	2,600	2,854
Singapore Airlines, Ltd.	2,000	8,118
Singapore Exchange, Ltd.	2,900	18,677
Singapore Press Holdings, Ltd.	4,600	5,948
Singapore Technologies Engineering, Ltd.	5,700	12,471
Singapore Telecommunications, Ltd.	28,700	51,164
Suntec, REIT	7,500	6,559
United Overseas Bank, Ltd.	4,300	58,996
UOL Group, Ltd.	1,700	7,800
Venture Corp., Ltd.	900	8,574
Wilmar International, Ltd.	6,500	14,699

		468,068

Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	802	15,927
Aena SME SA (E)	224	24,303
Amadeus IT Group SA	1,509	71,027
Banco Bilbao Vizcaya Argentaria SA	23,324	72,224
Banco de Sabadell SA	18,221	9,215
Banco Santander SA	57,928	137,800
Bankia SA (B)	3,621	3,949
Bankinter SA	2,456	8,909
CaixaBank SA	11,457	21,202
Cellnex Telecom SA (E)	831	37,696
Enagas SA	893	17,616
Endesa SA	1,032	21,837
Ferrovial SA	1,721	40,851
Grifols SA	1,018	34,060
Iberdrola SA	21,432	209,626
Industria de Diseno Textil SA	3,810	98,731
Mapfre SA	4,582	7,773
Naturgy Energy Group SA (B)	932	16,351
Red Electrica Corp. SA	1,454	26,128
Repsol SA	4,995	44,562
Siemens Gamesa Renewable Energy SA	845	12,469
Telefonica SA	15,879	72,267

		1,004,523

Sweden - 2.5%
Alfa Laval AB	1,074	18,388
Assa Abloy AB, B Shares	3,514	65,602
Atlas Copco AB, A Shares	2,278	75,753
Atlas Copco AB, B Shares	1,378	40,085
Boliden AB	914	16,397
Electrolux AB, Series B	677	8,364
Epiroc AB, Class A	2,329	23,014
Epiroc AB, Class B	1,156	11,394
Essity AB, Class B	2,084	63,840
Hennes & Mauritz AB, B Shares (B)	2,727	34,897
Hexagon AB, B Shares	903	38,184
Husqvarna AB, B Shares	1,537	7,646
ICA Gruppen AB	327	13,657
Industrivarden AB, C Shares	536	10,263
Investor AB, B Shares	1,541	69,520
Kinnevik AB	851	13,879
L E Lundbergforetagen AB, B Shares	279	11,310

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Lundin Petroleum AB	552	$ 10,420
Sandvik AB	3,966	55,789
Securitas AB, B Shares	944	10,141
Skandinaviska Enskilda Banken AB, Class A	5,737	38,421
Skanska AB, B Shares (A)	1,198	18,029
SKF AB, B Shares (B)	1,350	18,397
Svenska Handelsbanken AB, A Shares (A)	5,369	44,279
Swedbank AB, A Shares	3,192	35,205
Swedish Match AB	601	34,028
Tele2 AB, B Shares	1,631	21,730
Telefonaktiebolaget LM Ericsson, B Shares	10,743	86,964
Telia Co. AB	9,204	32,945
Volvo AB, B Shares	5,213	61,961

		990,502

Switzerland - 10.7%
ABB, Ltd.	6,433	111,812
Adecco Group AG	485	19,112
Alcon, Inc. (A)	1,455	74,541
Baloise Holding AG	163	21,251
Barry Callebaut AG	11	22,017
Chocoladefabriken Lindt & Spruengli AG	4	33,574
Cie Financiere Richemont SA	1,822	97,393
Clariant AG	748	12,450
Coca-Cola HBC AG	622	13,340
Credit Suisse Group AG (A)	8,633	69,680
Dufry AG	119	3,652
EMS-Chemie Holding AG	32	19,957
Geberit AG	124	54,334
Givaudan SA	32	98,463
Glencore PLC	37,465	56,705
Julius Baer Group, Ltd.	758	25,391
Kuehne & Nagel International AG	173	23,566
LafargeHolcim, Ltd.	1,728	63,061
Lonza Group AG	255	104,888
Nestle SA	10,227	1,046,915
Novartis AG	7,377	608,593
Pargesa Holding SA	154	10,168
Partners Group Holding AG	65	44,503
Roche Holding AG	2,413	776,363
Schindler Holding AG	198	42,744
SGS SA	21	48,436
Sika AG	443	72,746
Sonova Holding AG	180	32,097
STMicroelectronics NV	2,401	51,613
Straumann Holding AG	35	25,589
Swatch Group AG	275	26,888
Swiss Life Holding AG	111	37,257
Swiss Prime Site AG	269	26,182
Swiss Re AG	1,015	78,154
Swisscom AG	91	48,729
Temenos AG	224	29,198
UBS Group AG	13,465	123,422
Vifor Pharma AG	160	21,889
Zurich Insurance Group AG	521	183,031

		4,259,704

United Arab Emirates - 0.0% (D)
NMC Health PLC (C)	464	1,352

United Kingdom - 13.7%
3i Group PLC	3,348	32,441
Admiral Group PLC	637	17,543
Anglo American PLC	3,500	61,333
Ashtead Group PLC	1,490	32,205

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC	1,252	$ 28,044
AstraZeneca PLC	4,458	397,203
Auto Trader Group PLC (E)	2,870	15,509
AVEVA Group PLC	239	10,297
Aviva PLC	13,388	44,016
BAE Systems PLC	10,814	69,480
Barclays PLC	57,960	65,868
Barratt Developments PLC	3,442	18,605
Berkeley Group Holdings PLC	410	18,300
BP PLC	70,556	289,346
British American Tobacco PLC	7,984	271,977
British Land Co. PLC, REIT	2,788	11,626
BT Group PLC	29,547	42,978
Bunzl PLC	1,098	21,978
Burberry Group PLC	1,373	22,318
Centrica PLC	19,005	8,955
CNH Industrial NV	3,522	20,059
Coca-Cola European Partners PLC	747	28,035
Compass Group PLC	5,323	82,933
Croda International PLC	422	22,264
Diageo PLC	8,169	259,035
Direct Line Insurance Group PLC	4,930	17,998
easyJet PLC	422	2,924
Ferguson PLC	760	46,993
Fiat Chrysler Automobiles NV	3,891	27,777
G4S PLC	4,997	5,684
GlaxoSmithKline PLC	17,355	325,652
Halma PLC	1,341	31,495
Hargreaves Lansdown PLC	1,158	19,675
HSBC Holdings PLC	69,024	387,485
Imperial Brands PLC	3,190	58,873
Informa PLC	4,001	21,792
InterContinental Hotels Group PLC	552	23,484
Intertek Group PLC	522	30,498
ITV PLC	11,292	9,267
J Sainsbury PLC	5,418	14,019
JD Sports Fashion PLC	1,547	8,664
Johnson Matthey PLC	678	14,939
Kingfisher PLC	6,549	11,503
Land Securities Group PLC, REIT	2,386	16,454
Legal & General Group PLC	19,939	47,110
Lloyds Banking Group PLC	244,676	95,656
London Stock Exchange Group PLC	1,100	98,401
M&G PLC (A)	8,060	11,212
Marks & Spencer Group PLC	6,429	7,793
Meggitt PLC	2,848	10,238
Melrose Industries PLC	16,863	18,739
Micro Focus International PLC	1,060	5,231
Mondi PLC	1,640	27,676
National Grid PLC	12,142	141,870
Next PLC	464	23,278
Ocado Group PLC (A)	1,497	22,455
Pearson PLC	2,470	16,910
Persimmon PLC	1,115	26,357
Prudential PLC	9,084	113,821
Reckitt Benckiser Group PLC	2,471	188,230
RELX PLC	6,762	144,317
Rentokil Initial PLC	6,038	28,837
Rio Tinto PLC	3,924	179,885
Rio Tinto, Ltd.	1,271	65,481

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC	5,953	$ 25,160
Royal Bank of Scotland Group PLC	15,839	21,840
RSA Insurance Group PLC	3,202	16,709
Sage Group PLC	3,553	25,836
Schroders PLC	452	13,819
Segro PLC, REIT	3,593	33,966
Severn Trent PLC	807	22,844
Smith & Nephew PLC	2,917	51,387
Smiths Group PLC	1,348	20,324
Spirax-Sarco Engineering PLC	259	26,002
SSE PLC	3,635	58,411
St. James’s Place PLC	1,862	17,387
Standard Chartered PLC	9,034	49,947
Standard Life Aberdeen PLC	7,975	22,009
Taylor Wimpey PLC	10,762	15,486
Tesco PLC	34,217	96,630
Unilever NV	5,107	251,015
Unilever PLC	3,863	194,812
United Utilities Group PLC	2,255	25,242
Vodafone Group PLC	93,354	129,150
Weir Group PLC	908	8,076
Whitbread PLC	436	16,159
WM Morrison Supermarkets PLC	7,869	17,191
WPP PLC	4,383	29,800

		5,430,223

United States - 0.0% (D)
Carnival PLC	476	5,681

Total Common Stocks (Cost $48,319,024)		38,620,796

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 8.31% (F)	166	7,039
Fuchs Petrolub SE, 2.58% (F)	192	6,849
Henkel AG & Co. KGaA, 2.38% (F)	589	47,109
Porsche Automobil Holding SE, 5.02% (F)	490	20,482
Sartorius AG, 0.28% (F)	122	29,167
Volkswagen AG, 3.98% (F)	638	73,496

Total Preferred Stocks (Cost $262,831)		184,142

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (F)	510,899	510,899

Total Other Investment Company (Cost $510,899)		510,899

Total Investments (Cost $49,092,754)		39,315,837
Net Other Assets (Liabilities) - 1.1%		448,514

Net Assets - 100.0%		$ 39,764,351

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	11	06/19/2020	$ 810,916	$ 857,615	$ 46,699	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Pharmaceuticals	10.0%		$3,936,268
Banks	7.8		3,076,768
Insurance	5.2		2,044,069
Food Products	4.1		1,620,891
Oil, Gas & Consumable Fuels	3.9		1,521,315
Chemicals	3.5		1,362,119
Automobiles	2.8		1,120,555
Machinery	2.8		1,097,716
Textiles, Apparel & Luxury Goods	2.5		999,440
Capital Markets	2.5		979,395
Personal Products	2.5		964,942
Electric Utilities	2.3		914,586
Metals & Mining	2.3		912,916
Beverages	2.2		854,551
Diversified Telecommunication Services	2.2		847,686
Health Care Equipment & Supplies	2.1		814,360
Semiconductors & Semiconductor Equipment	1.9		755,680
Real Estate Management & Development	1.9		754,241
Wireless Telecommunication Services	1.9		747,952
Electronic Equipment, Instruments & Components	1.8		707,316
Food & Staples Retailing	1.6		635,703
Software	1.6		632,725
Professional Services	1.5		609,097
Electrical Equipment	1.5		593,488
Equity Real Estate Investment Trusts	1.4		536,272
Household Durables	1.3		518,448
IT Services	1.3		504,103
Trading Companies & Distributors	1.3		498,227
Road & Rail	1.2		471,759
Hotels, Restaurants & Leisure	1.1		452,217
Industrial Conglomerates	1.1		450,470
Tobacco	1.1		442,564
Aerospace & Defense	1.1		430,661
Biotechnology	1.1		419,676
Multi-Utilities	1.1		419,373
Household Products	1.0		408,714
Construction & Engineering	0.9		343,330
Building Products	0.9		339,062
Auto Components	0.8		326,448
Specialty Retail	0.8		319,827
Entertainment	0.8		308,855
Diversified Financial Services	0.7		256,302
Internet & Catalog Retail	0.6		225,133
Gas Utilities	0.5		212,536
Commercial Services & Supplies	0.5		200,278
Construction Materials	0.5		197,683
Transportation Infrastructure	0.5		187,133
Health Care Providers & Services	0.5		183,597
Multiline Retail	0.5		181,774
Air Freight & Logistics	0.5		178,832
Life Sciences Tools & Services	0.4		176,969
Technology Hardware, Storage & Peripherals	0.4		175,651
Media	0.4		168,850
Communications Equipment	0.4		147,877
Paper & Forest Products	0.3		115,577
Leisure Products	0.3		109,193
Interactive Media & Services	0.2		69,946
Marine	0.2		64,652
Water Utilities	0.1		48,086
Health Care Technology	0.1		44,246
Airlines	0.1		38,153
Independent Power & Renewable Electricity Producers	0.1		36,841
Containers & Packaging	0.1		27,609
Internet & Direct Marketing Retail	0.1		23,371
Consumer Finance	0.0	(D)	14,844
Energy Equipment & Services	0.0	(D)	14,261
Diversified Consumer Services	0.0	(D)	7,634
Distributors	0.0	(D)	4,125

Investments	98.7		38,804,938
Short-Term Investments	1.3		510,899

Total Investments	100.0%		$39,315,837

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica International Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$240,878	$38,379,918	$—	$38,620,796
Preferred Stocks	—	184,142	—	184,142
Other Investment Company	510,899	—	—	510,899

Total Investments	$751,777	$38,564,060	$—	$39,315,837

Other Financial Instruments
Futures Contracts (H)	$46,699	$—	$—	$46,699

Total Other Financial Instruments	$46,699	$—	$—	$46,699

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $485,987, collateralized by cash collateral of $510,899. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $2,735, representing less than 0.1% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $392,397, representing 1.0% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 49.9%
Aerospace & Defense - 1.7%
Boeing Co.	42,284	$ 6,306,236
General Dynamics Corp.	76,721	10,150,955

		16,457,191

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	38,892	3,633,291

Automobiles - 0.2%
General Motors Co.	93,127	1,935,179

Banks - 1.1%
Bank of America Corp.	246,970	5,243,173
US Bancorp	146,897	5,060,602

		10,303,775

Beverages - 0.5%
Monster Beverage Corp. (A)	85,699	4,821,426

Capital Markets - 1.9%
Blackstone Group, Inc., Class A	167,897	7,651,066
CME Group, Inc.	46,092	7,969,768
Morgan Stanley	93,575	3,181,550

		18,802,384

Consumer Finance - 0.7%
American Express Co.	60,379	5,169,046
Synchrony Financial	97,987	1,576,611

		6,745,657

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	159,891	3,284,161

Entertainment - 0.6%
Walt Disney Co.	61,701	5,960,317

Equity Real Estate Investment Trusts - 1.1%
Crown Castle International Corp.	42,713	6,167,757
MGM Growth Properties LLC, Class A	128,358	3,038,234
Outfront Media, Inc.	104,763	1,412,205

		10,618,196

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	38,372	10,941,009
Sysco Corp.	109,410	4,992,378

		15,933,387

Food Products - 0.5%
Hershey Co.	34,609	4,585,692

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	122,129	9,637,199
Medtronic PLC	67,473	6,084,715

		15,721,914

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	72,102	17,980,797

Hotels, Restaurants & Leisure - 2.2%
Hilton Worldwide Holdings, Inc.	57,346	3,913,291

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	81,156	$ 13,419,145
Starbucks Corp.	62,485	4,107,764

		21,440,200

Household Products - 1.0%
Clorox Co.	13,828	2,395,701
Procter & Gamble Co.	61,744	6,791,840

		9,187,541

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	37,065	4,958,926

Insurance - 1.2%
Marsh & McLennan Cos., Inc.	24,164	2,089,219
Progressive Corp.	132,072	9,752,197

		11,841,416

Interactive Media & Services - 1.8%
Alphabet, Inc., Class C (A)	15,054	17,504,942

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (A)	7,524	14,669,693

IT Services - 3.7%
Accenture PLC, Class A	64,300	10,497,618
Mastercard, Inc., Class A	104,673	25,284,810

		35,782,428

Leisure Products - 0.5%
Hasbro, Inc.	67,187	4,807,230

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	25,668	7,279,445

Machinery - 0.6%
Deere & Co.	39,833	5,503,327

Media - 1.2%
Comcast Corp., Class A	330,641	11,367,438

Multiline Retail - 0.8%
Dollar General Corp.	50,318	7,598,521

Oil, Gas & Consumable Fuels - 0.3%
Suncor Energy, Inc.	89,137	1,422,594
Suncor Energy, Inc.	101,677	1,606,497

		3,029,091

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	8,623	1,373,989

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	176,598	9,843,572
Eli Lilly & Co.	73,680	10,220,890
Merck & Co., Inc.	184,504	14,195,738

		34,260,200

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	108,571	4,094,212

Road & Rail - 0.6%
CSX Corp.	99,227	5,685,707

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	197,307	10,678,255
Lam Research Corp.	33,743	8,098,320

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	23,984	$ 6,322,183
Texas Instruments, Inc.	63,610	6,356,547

		31,455,305

Software - 6.3%
Adobe, Inc. (A)	46,497	14,797,205
Microsoft Corp.	256,561	40,462,236
salesforce.com, Inc. (A)	40,439	5,822,407

		61,081,848

Specialty Retail - 1.5%
Home Depot, Inc.	79,819	14,903,005

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	79,709	20,269,202

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	87,976	7,279,134

Tobacco - 1.1%
Altria Group, Inc.	275,826	10,666,191

Total Common Stocks (Cost $422,712,066)		482,822,358

PREFERRED STOCK - 0.1%
Consumer Finance - 0.1%
Synchrony Financial,
Series A, 5.63%	26,100	445,266

Total Preferred Stock (Cost $656,275)		445,266

	Principal	Value
ASSET-BACKED SECURITIES - 1.6%
Applebee’s Funding LLC / IHOP Funding LLC
Series 2019-1A, Class A2I,
4.19%, 06/07/2049 (B)	$ 869,000	790,356
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B,
3.94%, 07/15/2027 (B)	314,000	308,418
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (B)	315,615	299,970
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (B)	394,023	380,819
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (B)	218,350	209,129
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (B)	178,883	173,180
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (B)	167,153	161,357
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (B)	777,165	750,368
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (B)	453,100	428,827
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (B)	1,549,118	1,381,534
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,588,938
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,374,116
Series 2017-3, Class D,

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
3.53%, 12/15/2023 (B)	$ 179,574	$ 179,578
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	315,907	315,140
Series 2019-2, Class A3,
3.04%, 03/15/2023	580,000	581,569
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (B)	838,898	694,884
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (B)	838,898	774,898
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (B)	838,898	732,014
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (B)	148,000	146,394
Series 2018-1A, Class D,
4.40%, 01/14/2028 (B)	147,000	146,440
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (B)	742,140	581,823
PRPM LLC
Series 2019-4A, Class A1,
3.35% (C), 11/25/2024 (B)	430,452	423,839
Series 2020-1A, Class A1,
2.98% (C), 02/25/2025 (B)	238,685	188,630
Station Place Securitization Trust
Series 2019-10, Class A,
1.96%, 10/24/2020	1,935,000	1,916,122
Taco Bell Funding LLC
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (B)	167,875	163,405
Wendy’s Funding LLC
Series 2018-1A, Class A2I,
3.57%, 03/15/2048 (B)	269,790	246,221
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (B)	75,268	68,137
Series 2019-1A, Class A2I,
3.78%, 06/15/2049 (B)	436,475	415,275

Total Asset-Backed Securities (Cost $16,567,306)		15,421,381

CORPORATE DEBT SECURITIES - 21.9%
Aerospace & Defense - 1.1%
Boeing Co.
2.25%, 06/15/2026	123,000	108,369
3.20%, 03/01/2029	876,000	807,038
3.25%, 03/01/2028	152,000	143,004
3.60%, 05/01/2034	1,252,000	1,118,153
General Dynamics Corp.
3.25%, 04/01/2025	724,000	766,962
3.50%, 04/01/2027	1,047,000	1,126,763
3.63%, 04/01/2030	852,000	947,188
4.25%, 04/01/2040 - 04/01/2050	795,000	962,039
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (B)	726,000	747,390
4.20%, 05/01/2030 (B)	1,083,000	1,122,546
5.00%, 11/15/2025 (B)	1,451,000	1,496,716
Northrop Grumman Corp.
4.40%, 05/01/2030 (D)	726,000	842,785
5.15%, 05/01/2040	316,000	401,018
5.25%, 05/01/2050	406,000	549,029

		11,139,000

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.90%, 04/01/2025	$ 612,000	$ 664,443
4.45%, 04/01/2030	532,000	602,011
5.20%, 04/01/2040 (D)	350,000	428,868
5.30%, 04/01/2050	756,000	990,402

		2,685,724

Automobiles - 0.1%
General Motors Co.
4.20%, 10/01/2027	337,000	278,463
5.00%, 10/01/2028	868,000	747,904
5.40%, 04/01/2048	360,000	262,180

		1,288,547

Banks - 3.3%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	1,751,000	1,790,348
Fixed until 03/05/2028, 3.97% (C), 03/05/2029, MTN	804,000	839,646
Fixed until 03/17/2025 (E), 6.10% (C) (D)	435,000	439,350
Fixed until 09/05/2024 (E), 6.25% (C)	993,000	1,007,895
BNP Paribas SA
Fixed until 11/19/2024, 2.82% (C), 11/19/2025 (B)	475,000	469,190
Fixed until 01/13/2030, 3.05% (C), 01/13/2031 (B)	1,281,000	1,197,841
Fixed until 01/10/2024, 4.71% (C), 01/10/2025 (B)	626,000	652,198
CIT Bank NA
Fixed until 09/27/2024, 2.97% (C), 09/27/2025	1,584,000	1,335,676
CIT Group, Inc.
5.25%, 03/07/2025	428,000	417,300
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	2,126,000	2,186,646
Fixed until 03/31/2030, 4.41% (C), 03/31/2031	4,143,000	4,551,822
Fixed until 02/15/2023 (E), 5.90% (C)	96,000	92,640
Fixed until 01/30/2023 (E), 5.95% (C) (D)	755,000	731,610
Fixed until 05/15/2025 (E), 5.95% (C)	496,000	480,500
Citizens Financial Group, Inc.
3.75%, 07/01/2024 (D)	188,000	187,282
4.30%, 12/03/2025	446,000	466,785
4.35%, 08/01/2025	177,000	188,689
First Republic Bank
4.63%, 02/13/2047	385,000	416,222
HSBC Holdings PLC
4.95%, 03/31/2030	340,000	371,279
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	776,000	786,194
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	1,020,000	1,079,491
Fixed until 01/29/2026, 3.96% (C), 01/29/2027	1,725,000	1,855,091
Fixed until 12/05/2028, 4.45% (C), 12/05/2029	1,764,000	1,985,099
Fixed until 03/24/2030, 4.49% (C), 03/24/2031	1,498,000	1,731,685
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (C), 02/11/2026, MTN	2,275,000	2,228,780
Fixed until 10/30/2029, 2.88% (C), 10/30/2030, MTN	1,113,000	1,102,421

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 04/04/2030, 4.48% (C), 04/04/2031, MTN	$ 1,923,000	$ 2,176,740
Fixed until 06/15/2025 (E), 5.88% (C)	1,016,000	1,031,240

		31,799,660

Beverages - 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	964,000	1,049,954
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,702,000	1,827,113
4.75%, 04/15/2058	584,000	598,970
Coca-Cola Co.
2.95%, 03/25/2025	431,000	461,753
3.38%, 03/25/2027	928,000	1,023,737
3.45%, 03/25/2030	644,000	729,170
4.20%, 03/25/2050	696,000	908,953
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	554,000	541,245
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	646,000	605,125
Keurig Dr. Pepper, Inc.
4.60%, 05/25/2028	1,005,000	1,099,322
PepsiCo, Inc.
2.25%, 03/19/2025	659,000	684,252
2.63%, 03/19/2027	204,000	214,148
3.63%, 03/19/2050	549,000	651,796
3.88%, 03/19/2060	168,000	211,412

		10,606,950

Biotechnology - 0.1%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	669,000	675,463

Building Products - 0.1%
Carrier Global Corp.
2.24%, 02/15/2025 (B)	506,000	491,547
2.49%, 02/15/2027 (B)	405,000	386,325

		877,872

Capital Markets - 1.5%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	525,000	549,755
Charles Schwab Corp.
4.20%, 03/24/2025	885,000	933,782
4.63%, 03/22/2030	1,056,000	1,163,035
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	5,397,000	5,516,950
Morgan Stanley
3.95%, 04/23/2027	1,389,000	1,462,811
4.35%, 09/08/2026, MTN	959,000	1,015,841
Fixed until 01/23/2029, 4.43% (C), 01/23/2030, MTN	1,460,000	1,620,820
MSCI, Inc.
3.63%, 09/01/2030 (B)	693,000	657,484
4.00%, 11/15/2029 (B)	88,000	87,417
Raymond James Financial, Inc.
4.65%, 04/01/2030	404,000	420,261
4.95%, 07/15/2046	541,000	622,359
5.63%, 04/01/2024	396,000	432,300

		14,482,815

Chemicals - 0.1%
Ecolab, Inc.
4.80%, 03/24/2030	478,000	536,931

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
General Motors Financial Co., Inc.
4.30%, 07/13/2025	$ 190,000	$ 168,264
4.35%, 04/09/2025 - 01/17/2027	1,158,000	968,010
Synchrony Financial
4.38%, 03/19/2024	213,000	209,533
5.15%, 03/19/2029	1,109,000	1,052,073

		2,397,880

Containers & Packaging - 0.1%
Avery Dennison Corp.
2.65%, 04/30/2030	1,053,000	981,654

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.60%, 07/15/2025	393,000	416,383
4.50%, 03/09/2048	658,000	712,564
4.75%, 05/15/2046	400,000	442,368
4.85%, 03/01/2039	618,000	693,078
5.25%, 03/01/2037	259,000	302,173
CenturyLink, Inc.
5.80%, 03/15/2022	356,000	360,454
6.45%, 06/15/2021	639,000	648,585
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	1,116,000	1,047,411
Verizon Communications, Inc.
2.63%, 08/15/2026	896,000	925,073
3.00%, 03/22/2027 (D)	451,000	475,137
3.15%, 03/22/2030	382,000	411,473
4.00%, 03/22/2050	273,000	322,859
4.52%, 09/15/2048	238,000	304,695
4.86%, 08/21/2046	322,000	420,225

		7,482,478

Electric Utilities - 0.9%
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (B)	936,000	1,003,267
4.25%, 10/15/2050 (B)	983,000	1,113,186
NRG Energy, Inc.
3.75%, 06/15/2024 (B)	1,084,000	1,063,416
6.63%, 01/15/2027	967,000	1,005,680
7.25%, 05/15/2026	911,000	954,273
Oncor Electric Delivery Co. LLC
3.70%, 11/15/2028	677,000	724,359
3.80%, 06/01/2049	998,000	1,050,340
PPL WEM, Ltd. / Western Power Distribution PLC
5.38%, 05/01/2021 (B)	2,144,000	2,188,386

		9,102,907

Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,020,000	962,562
Trimble, Inc.
4.75%, 12/01/2024	1,217,000	1,278,668
4.90%, 06/15/2028	1,965,000	2,114,571

		4,355,801

Equity Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	972,000	1,054,760
Crown Castle International Corp.
3.10%, 11/15/2029	1,005,000	962,733
3.30%, 07/01/2030	239,000	237,038
3.65%, 09/01/2027	468,000	473,972
4.15%, 07/01/2050	248,000	245,272
4.30%, 02/15/2029	564,000	584,258

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.
2.63%, 11/18/2024	$ 493,000	$ 470,204
2.90%, 11/18/2026	412,000	377,316
3.20%, 11/18/2029	928,000	862,947

		5,268,500

Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (B)	267,000	247,903
Sysco Corp.
2.40%, 02/15/2030	252,000	206,786
2.50%, 07/15/2021	258,000	258,236
5.65%, 04/01/2025 (F)	386,000	401,849
5.95%, 04/01/2030 (F)	1,178,000	1,236,712
6.60%, 04/01/2040 - 04/01/2050 (F)	2,138,000	2,270,110

		4,621,596

Food Products - 0.5%
Campbell Soup Co.
3.95%, 03/15/2025	491,000	509,300
General Mills, Inc.
2.88%, 04/15/2030	306,000	305,388
4.20%, 04/17/2028 (D)	1,086,000	1,195,709
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028 (B)	264,000	281,820
JM Smucker Co.
2.38%, 03/15/2030	579,000	536,828
3.55%, 03/15/2050	272,000	249,043
Mars, Inc.
2.70%, 04/01/2025 (B)	397,000	408,121
3.20%, 04/01/2030 (B)	484,000	505,198
4.20%, 04/01/2059 (B)	414,000	452,569
Mondelez International Holdings BV
2.25%, 09/19/2024 (B) (D)	875,000	865,044

		5,309,020

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.
3.75%, 10/01/2025 (B)	967,000	1,024,884
3.95%, 04/01/2030 (B)	845,000	906,006
Boston Scientific Corp.
3.75%, 03/01/2026	474,000	497,087
4.00%, 03/01/2029	246,000	260,503
4.70%, 03/01/2049	395,000	451,059
DH Europe Finance II Sarl
2.20%, 11/15/2024	463,000	449,772
2.60%, 11/15/2029	254,000	246,678
3.40%, 11/15/2049	327,000	318,114

		4,154,103

Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030 (B)	741,000	689,130
4.25%, 12/15/2027 (B)	1,171,000	1,147,580
4.63%, 12/15/2029 (B)	1,759,000	1,767,795
4.75%, 05/15/2022	53,000	53,265
5.38%, 06/01/2026 (B)	1,238,000	1,275,276
Cigna Corp.
2.40%, 03/15/2030	402,000	380,748
3.20%, 03/15/2040	183,000	169,330
3.40%, 09/17/2021 - 03/15/2050	430,000	417,374
CVS Health Corp.
3.00%, 08/15/2026	119,000	120,409
4.10%, 03/25/2025	1,111,000	1,175,252
4.13%, 04/01/2040	499,000	503,906

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Health Corp. (continued)
4.25%, 04/01/2050	$ 246,000	$ 255,352
4.30%, 03/25/2028	578,000	618,254
5.05%, 03/25/2048	564,000	644,386
HCA, Inc.
3.50%, 09/01/2030	1,440,000	1,306,385
5.38%, 02/01/2025 - 09/01/2026	648,000	663,982
5.63%, 09/01/2028	264,000	276,329
5.88%, 02/15/2026 - 02/01/2029	650,000	686,165

		12,150,918

Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International, Inc.
3.70%, 12/01/2029	917,000	733,600
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	159,000	140,715
4.00%, 01/15/2030	1,071,000	900,497
5.25%, 06/01/2025	310,000	286,750
5.30%, 01/15/2029	73,000	62,430
5.38%, 04/15/2026	593,000	525,635
McDonald’s Corp.
2.63%, 09/01/2029, MTN	1,220,000	1,174,060
3.30%, 07/01/2025, MTN	305,000	317,121
3.50%, 07/01/2027, MTN	960,000	1,008,499
3.63%, 09/01/2049, MTN	514,000	518,598
MGM Resorts International
7.75%, 03/15/2022	148,000	146,597
Starbucks Corp.
4.45%, 08/15/2049	630,000	722,806

		6,537,308

Household Durables - 0.1%
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	569,000

Household Products - 0.2%
Procter & Gamble Co.
2.45%, 03/25/2025	263,000	276,344
2.80%, 03/25/2027	418,000	445,912
3.00%, 03/25/2030	241,000	267,682
3.55%, 03/25/2040	481,000	560,991
3.60%, 03/25/2050	256,000	314,575

		1,865,504

Industrial Conglomerates - 0.2%
General Electric Co.
Fixed until 01/21/2021 (E), 5.00% (C)	1,330,000	1,097,250
6.75%, 03/15/2032, MTN	510,000	605,631

		1,702,881

Insurance - 0.1%
Brown & Brown, Inc.
4.50%, 03/15/2029	591,000	636,288

IT Services - 1.1%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	1,846,000	1,746,120
Global Payments, Inc.
3.20%, 08/15/2029	273,000	260,525
4.80%, 04/01/2026	745,000	741,296
Mastercard, Inc.
3.30%, 03/26/2027	903,000	983,838
3.35%, 03/26/2030	1,145,000	1,268,006
3.85%, 03/26/2050	646,000	791,639
PayPal Holdings, Inc.
2.40%, 10/01/2024	491,000	479,879
2.65%, 10/01/2026	1,469,000	1,438,084
2.85%, 10/01/2029	892,000	882,610

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Visa, Inc.
1.90%, 04/15/2027	$ 1,186,000	$ 1,185,698
2.05%, 04/15/2030	781,000	779,868
2.70%, 04/15/2040	336,000	333,527

		10,891,090

Leisure Products - 0.3%
Hasbro, Inc.
3.00%, 11/19/2024	520,000	492,698
3.55%, 11/19/2026	691,000	659,201
3.90%, 11/19/2029	1,862,000	1,661,534

		2,813,433

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
4.13%, 03/25/2025	561,000	600,412
4.50%, 03/25/2030 (D)	1,317,000	1,480,489

		2,080,901

Machinery - 0.4%
Otis Worldwide Corp.
2.06%, 04/05/2025 (B)	599,000	585,425
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	233,000	214,878
4.40%, 03/15/2024	855,000	849,432
4.95%, 09/15/2028	2,380,000	2,186,953

		3,836,688

Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	876,000	911,542
5.05%, 03/30/2029	1,999,000	2,160,920
5.38%, 05/01/2047	177,000	191,037
6.48%, 10/23/2045	221,000	266,597
Comcast Corp.
2.65%, 02/01/2030 (D)	447,000	459,867
3.10%, 04/01/2025	283,000	300,610
3.15%, 03/01/2026	478,000	500,919
3.30%, 04/01/2027	770,000	826,669
3.40%, 04/01/2030	770,000	834,603
3.75%, 04/01/2040	307,000	346,571
4.15%, 10/15/2028	557,000	625,407
4.25%, 10/15/2030	805,000	936,924
4.60%, 10/15/2038	347,000	424,734
4.95%, 10/15/2058	378,000	511,611
Fox Corp.
4.03%, 01/25/2024	362,000	376,050

		9,674,061

Metals & Mining - 0.4%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (D)	893,000	743,422
Constellium SE
5.75%, 05/15/2024 (B)	991,000	884,567
Hudbay Minerals, Inc.
7.25%, 01/15/2023 (B)	1,059,000	921,330
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	637,584
Steel Dynamics, Inc.
5.50%, 10/01/2024	987,000	959,454

		4,146,357

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.4%
Ameren Corp.
3.50%, 01/15/2031	$ 1,769,000	$ 1,773,424
AP Transmission Co. LLC
3.65%, 04/01/2050	532,000	547,942
Dominion Energy, Inc.
3.38%, 04/01/2030	1,207,000	1,194,870

		3,516,236

Multiline Retail - 0.1%
Nordstrom, Inc.
4.38%, 04/01/2030	1,088,000	869,868

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (B)	1,995,000	1,490,365
Energy Transfer Operating, LP
4.95%, 06/15/2028	78,000	64,519
5.50%, 06/01/2027	327,000	284,614
5.88%, 01/15/2024	458,000	432,500
Hess Corp.
4.30%, 04/01/2027 (D)	1,042,000	754,628
Hess Midstream Operations, LP
5.13%, 06/15/2028 (B)	1,320,000	927,696
HollyFrontier Corp.
5.88%, 04/01/2026	852,000	738,405
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	229,454
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	822,000	784,499
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	1,079,000	868,249
WPX Energy, Inc.
4.50%, 01/15/2030	1,584,000	860,112

		7,435,041

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.16%, 11/15/2021 (B)	1,045,000	1,059,307

Pharmaceuticals - 0.4%
Allergan Finance LLC
3.25%, 10/01/2022	606,000	607,625
Allergan Funding SCS
3.45%, 03/15/2022	1,120,000	1,162,939
3.80%, 03/15/2025	724,000	741,263
Allergan, Inc.
2.80%, 03/15/2023	48,000	47,722
Bristol-Myers Squibb Co.
3.40%, 07/26/2029 (B)	444,000	490,031
Elanco Animal Health, Inc.
5.02%, 08/28/2023	371,000	375,297
5.65%, 08/28/2028	249,000	262,534
Pfizer, Inc.
2.63%, 04/01/2030	283,000	297,564

		3,984,975

Professional Services - 0.5%
Equifax, Inc.
2.60%, 12/01/2024	1,518,000	1,434,771
Experian Finance PLC
2.75%, 03/08/2030 (B)	2,255,000	2,152,172

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
IHS Markit, Ltd.
4.75%, 02/15/2025 (B)	$ 767,000	$ 786,175
5.00%, 11/01/2022 (B)	94,000	98,764
Verisk Analytics, Inc.
5.50%, 06/15/2045	349,000	443,284

		4,915,166

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	693,654

Semiconductors & Semiconductor Equipment - 0.2%
Lam Research Corp.
4.00%, 03/15/2029	179,000	197,947
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	366,008
4.88%, 06/22/2028	1,681,000	1,740,042

		2,303,997

Software - 0.3%
Oracle Corp.
2.50%, 04/01/2025 (F)	772,000	779,302
2.80%, 04/01/2027	1,894,000	1,921,995

		2,701,297

Specialty Retail - 0.6%
AutoZone, Inc.
3.75%, 04/18/2029	835,000	845,425
Lowe’s Cos., Inc.
4.00%, 04/15/2025	1,085,000	1,159,265
4.50%, 04/15/2030	1,124,000	1,238,676
5.00%, 04/15/2040	574,000	654,353
5.13%, 04/15/2050	785,000	947,768
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	22,000	21,120
3.90%, 06/01/2029	964,000	960,553
4.35%, 06/01/2028	166,000	170,778

		5,997,938

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (B)	1,198,000	1,199,497

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
2.40%, 03/27/2025	348,000	361,619
2.75%, 03/27/2027	539,000	560,069
3.25%, 03/27/2040	402,000	421,313
3.38%, 03/27/2050	263,000	286,908

		1,629,909

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.38%, 03/01/2025	1,222,000	1,248,004

Total Corporate Debt Securities (Cost $212,050,052)		212,226,219

LOAN ASSIGNMENT - 0.2%
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.
Term Loan B,
TBD, 02/04/2027 (F)	2,115,449	2,004,388

Total Loan Assignment (Cost $2,115,449)		2,004,388

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 2.5%
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1,
3.67% (C), 07/27/2048 (B)	$ 118,091	$ 112,652
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (C), 04/25/2048 (B)	226,303	220,300
BAMLL Re-REMIC Trust, Principal Only STRIPS
Series 2013-FRR1, Class B2,
Zero Coupon, 05/26/2020 (B)	833,360	820,388
BANK
Series 2018-BN12, Class A4,
4.26% (C), 05/15/2061	228,438	258,239
Series 2019-BN24, Class A3,
2.96%, 11/15/2062	186,400	193,485
BBCMS Mortgage Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (B)	715,000	713,476
Benchmark Mortgage Trust
Series 2020-B16, Class A5,
2.73%, 02/15/2053	466,000	474,610
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 1.45% (C), 11/15/2035 (B)	811,998	767,250
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 1.62% (C), 10/15/2036 (B)	957,311	910,580
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.78% (C), 10/15/2036 (B)	154,775	145,088
BX Trust
Series 2019-OC11, Class A,
3.20%, 12/09/2041 (B)	962,000	868,609
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (B)	481,000	416,007
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (B)	481,000	397,460
Series 2019-OC11, Class D,
4.08% (C), 12/09/2041 (B)	722,000	566,530
Series 2019-OC11, Class E,
4.08% (C), 12/09/2041 (B)	184,000	137,013
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (B)	324,000	345,445
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A11,
1-Month LIBOR + 0.90%, 1.85% (C), 07/25/2049 (B)	139,440	132,210
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 3.25% (C), 08/25/2031 (B)	398,767	330,001
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 3.10% (C), 09/25/2031 (B)	1,102,786	902,871
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.95% (C), 07/25/2039 (B)	1,443,696	1,219,611
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 3.05% (C), 10/25/2039 (B)	1,190,402	959,146

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust (continued)
Series 2020-R02, Class 2M2,
1-Month LIBOR + 2.00%, 2.95% (C), 01/25/2040 (B)	$ 1,270,000	$ 823,764
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class M2,
1-Month LIBOR + 2.05%, 3.00% (C), 04/25/2049 (B)	208,269	172,809
Federal Home Loan Mortgage Corp. REMIC
Series 2019-HQA4, Class M1,
1-Month LIBOR + 0.77%, 1.72% (C), 11/25/2049 (B)	147,495	142,591
Federal National Mortgage Association Connecticut Avenue Securities
Series 2017-C01, Class 1M2,
1-Month LIBOR + 3.55%, 4.50% (C), 07/25/2029	636,076	581,888
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.74% (C), 12/15/2036 (B)	230,000	206,973
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 2.04% (C), 12/15/2036 (B)	258,000	223,127
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 2.34% (C), 12/15/2036 (B)	287,000	249,757
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A5,
4.16% (C), 07/10/2051	326,340	354,575
GS Mortgage Securities Trust
Series 2018-GS9, Class A4,
3.99% (C), 03/10/2051	543,155	582,745
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	465,000	478,781
JPMorgan Mortgage Trust
Series 2019-5, Class A11,
1-Month LIBOR + 0.90%, 1.85% (C), 11/25/2049 (B)	85,442	81,326
Series 2019-7, Class A11,
1-Month LIBOR + 0.90%, 1.85% (C), 02/25/2050 (B)	539,352	513,074
Series 2019-LTV2, Class A11,
1-Month LIBOR + 0.90%, 1.85% (C), 12/25/2049 (B)	396,103	377,932
Mello Warehouse Securitization Trust
Series 2018-W1, Class A,
1-Month LIBOR + 0.85%, 1.80% (C), 11/25/2051 (B)	1,102,667	1,088,717
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5,
4.18%, 07/15/2051	476,664	523,958
Series 2018-H4, Class A4,
4.31%, 12/15/2051	713,689	812,015
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (C), 02/25/2058 (B)	284,124	296,424
Provident Funding Mortgage Trust
Series 2020-1, Class A5,
3.00% (C), 02/25/2050 (B)	296,667	293,209
PRPM
Series 2019-GS1, Class A1,
3.50% (C), 10/25/2024 (B)	456,906	454,360

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (C), 05/25/2043 (B)	$ 433,338	$ 422,591
Series 2019-CH2, Class A1,
4.50% (C), 08/25/2049 (B)	394,272	392,533
Series 2020-2, Class A19,
3.50% (C), 03/25/2050 (B)	220,679	222,017
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (C), 01/28/2050 (B)	217,049	201,331
Series 2020-SH1, Class A2,
2.62% (C), 01/28/2050 (B)	408,554	378,984
Station Place Securitization Trust
Series 2019-4, Class A,
Zero Coupon, 06/24/2020	1,946,000	1,936,224
Series 2019-WL1, Class D,
1-Month LIBOR + 1.20%, 2.15% (C), 08/25/2052 (B)	222,000	219,201
Series 2019-WL1, Class E,
1-Month LIBOR + 1.40%, 2.35% (C), 08/25/2052 (B)	448,667	442,702
Towd Point HE Trust
Series 2019-HE1, Class A1,
1-Month LIBOR + 0.90%, 1.85% (C), 04/25/2048 (B)	341,575	331,328
Verus Securitization Trust
Series 2020-1, Class A3,
2.72% (C), 01/25/2060 (B)	400,868	384,865

Total Mortgage-Backed Securities (Cost $26,160,974)		24,080,772

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 3.05% (C), 06/25/2039 (B)	267,000	217,146
Federal Home Loan Mortgage Corp.
2.50%, 11/01/2031 - 01/01/2050	2,883,850	2,996,193
3.00%, 02/01/2031 - 03/01/2050	8,208,600	8,630,910
3.00%, 09/01/2032 (F)	316,005	332,034
3.50%, 07/01/2042 - 01/01/2050	18,298,847	19,501,626
4.00%, 03/01/2047 - 06/01/2049	2,712,157	2,904,732
4.50%, 03/01/2048 - 12/01/2048	694,476	758,308
5.00%, 09/01/2048	78,633	84,958
6.00%, 04/01/2040	79,542	92,821
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.20%, 2.15% (C), 07/25/2029	89,771	89,259
1-Month LIBOR + 1.80%, 2.75% (C), 07/25/2030	390,987	320,609
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust
1-Month LIBOR + 1.95%, 2.90% (C), 10/25/2049 (B)	`425,322	319,256
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
1-Month LIBOR + 1.70%, 2.65% (C), 01/25/2050 (B)	827,000	533,414

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 12/01/2032 - 01/01/2050	$ 1,953,902	$ 2,030,390
3.00%, 10/01/2034 - 06/01/2057	28,147,926	29,661,344
3.50%, 10/01/2042 - 02/01/2057	16,117,469	17,260,153
4.00%, 06/01/2047 - 09/01/2049	6,621,886	7,162,119
4.50%, 11/01/2042 - 08/01/2048	5,001,486	5,448,678
5.00%, 07/01/2044 - 05/01/2048	1,048,497	1,151,119
6.00%, 02/01/2037	3,439	4,001
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 0.60%, 1.55% (C), 07/25/2030	67,887	67,416
1-Month LIBOR + 0.72%, 1.67% (C), 01/25/2031	8,372	8,320
1-Month LIBOR + 0.95%, 1.90% (C), 10/25/2029	30,544	29,615
1-Month LIBOR + 1.15%, 2.10% (C), 09/25/2029	3,413	3,397
1-Month LIBOR + 2.00%, 2.95% (C), 03/25/2031	1,006,608	885,553
1-Month LIBOR + 2.35%, 3.30% (C), 01/25/2031	371,396	311,900
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	2,468,959	2,643,561
Government National Mortgage Association
3.00%, TBA (F)	513,000	542,277
4.00%, 01/15/2045 - 04/20/2049	10,898,176	11,648,252
4.50%, 08/15/2046 - 05/20/2048	2,312,834	2,533,883
5.00%, 04/20/2049	3,177,146	3,394,994
Uniform Mortgage-Backed Security
2.50%, TBA (F)	122,000	126,384
3.50%, TBA (F)	1,733,288	1,822,864
4.00%, TBA (F)	495,473	521,021

Total U.S. Government Agency Obligations (Cost $120,875,813)		124,038,507

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury - 10.4%
U.S. Treasury Bond
2.00%, 02/15/2050 (D)	6,749,600	7,819,253
2.25%, 08/15/2049	12,765,900	15,551,958
2.38%, 11/15/2049 (D)	1,262,300	1,572,648
2.75%, 08/15/2042	9,927,000	12,817,463
U.S. Treasury Note
0.38%, 03/31/2022	14,507,000	14,548,934
0.50%, 03/31/2025	17,311,400	17,417,568
1.13%, 02/28/2022	13,857,000	14,087,048
1.50%, 09/15/2022	4,334,000	4,467,745
1.50%, 02/15/2030 (D)	2,334,500	2,513,509
2.13%, 05/31/2021	5,320,000	5,444,687
2.88%, 11/30/2023	4,273,000	4,671,758

Total U.S. Government Obligations (Cost $96,207,534)		100,912,571

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (G)	7,150,160	7,150,160

Total Other Investment Company (Cost $7,150,160)		7,150,160

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 0.00% (G), dated 03/31/2020, to be repurchased at $14,258,564 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $14,547,801.

	$ 14,258,564	$ 14,258,564

Total Repurchase Agreement (Cost $14,258,564)		14,258,564

Total Investments (Cost $918,754,193)		983,360,186
Net Other Assets (Liabilities) - (1.6)%		(15,345,368)

Net Assets - 100.0%		$ 968,014,818

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$482,822,358	$—	$—	$482,822,358
Preferred Stock	445,266	—	—	445,266
Asset-Backed Securities	—	15,421,381	—	15,421,381
Corporate Debt Securities	—	212,226,219	—	212,226,219
Loan Assignment	—	2,004,388	—	2,004,388
Mortgage-Backed Securities	—	24,080,772	—	24,080,772
U.S. Government Agency Obligations	—	124,038,507	—	124,038,507
U.S. Government Obligations	—	100,912,571	—	100,912,571
Other Investment Company	7,150,160	—	—	7,150,160
Repurchase Agreement	—	14,258,564	—	14,258,564

Total Investments	$490,417,784	$492,942,402	$—	$983,360,186

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $64,265,641, representing 6.6% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,590,863, collateralized by cash collateral of $7,150,160 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,765,768. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at March 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.3%
L3 Harris Technologies, Inc.	85,816	$ 15,457,178
Teledyne Technologies, Inc. (A)	43,386	12,897,356

		28,354,534

Airlines - 0.7%
Ryanair Holdings PLC, ADR (A)	105,508	5,601,420

Auto Components - 0.4%
Visteon Corp. (A) (B)	65,561	3,145,617

Banks - 0.4%
SVB Financial Group (A)	23,265	3,514,876

Biotechnology - 1.2%
Neurocrine Biosciences, Inc. (A)	69,327	6,000,252
Sarepta Therapeutics, Inc. (A) (B)	41,769	4,085,843

		10,086,095

Building Products - 0.5%
Trane Technologies PLC	51,754	4,274,363

Capital Markets - 5.4%
Cboe Global Markets, Inc.	69,990	6,246,607
LPL Financial Holdings, Inc.	300,204	16,340,104
MSCI, Inc.	24,454	7,066,228
TD Ameritrade Holding Corp.	469,679	16,279,074

		45,932,013

Commercial Services & Supplies - 2.0%
Cimpress PLC (A) (B)	126,296	6,718,947
Ritchie Bros Auctioneers, Inc.	295,181	10,089,287

		16,808,234

Containers & Packaging - 1.1%
Sealed Air Corp.	364,266	9,001,013

Diversified Consumer Services - 1.4%
frontdoor, Inc. (A)	132,730	4,616,349
ServiceMaster Global Holdings, Inc. (A)	265,460	7,167,420

		11,783,769

Electric Utilities - 0.4%
Alliant Energy Corp.	68,437	3,304,823

Electrical Equipment - 1.8%
Sensata Technologies Holding PLC (A)	520,406	15,055,346

Electronic Equipment, Instruments & Components - 5.6%
Belden, Inc.	118,592	4,278,799
Dolby Laboratories, Inc., Class A	174,217	9,444,304
Flex, Ltd. (A)	911,632	7,634,918
National Instruments Corp.	345,358	11,424,443
TE Connectivity, Ltd.	234,982	14,799,166

		47,581,630

Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	150,708	4,103,779

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 4.2%
Crown Castle International Corp.	151,712	$ 21,907,213
Lamar Advertising Co., Class A	264,017	13,538,791

		35,446,004

Health Care Equipment & Supplies - 9.5%
Boston Scientific Corp. (A)	564,038	18,404,560
Cooper Cos., Inc.	64,423	17,759,489
DENTSPLY SIRONA, Inc.	166,305	6,457,623
ICU Medical, Inc. (A)	36,417	7,347,858
STERIS PLC	118,459	16,580,706
Teleflex, Inc.	28,565	8,365,546
Varian Medical Systems, Inc. (A)	53,611	5,503,705

		80,419,487

Hotels, Restaurants & Leisure - 1.8%
Aramark	249,147	4,975,466
Dunkin’ Brands Group, Inc.	200,993	10,672,728

		15,648,194

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	59,199	7,416,451

Insurance - 7.3%
Aon PLC	125,203	20,663,503
Intact Financial Corp.	185,632	16,043,786
Willis Towers Watson PLC	62,216	10,567,388
WR Berkley Corp.	284,365	14,835,322

		62,109,999

Internet & Catalog Retail - 0.5%
Wayfair, Inc., Class A (A) (B)	78,945	4,218,821

IT Services - 12.9%
Amdocs, Ltd.	271,130	14,904,016
Broadridge Financial Solutions, Inc.	169,269	16,051,779
Edenred	184,621	7,661,669
Euronet Worldwide, Inc. (A)	46,980	4,027,126
Fidelity National Information Services, Inc.	148,738	18,092,490
Global Payments, Inc.	131,016	18,896,438
GoDaddy, Inc., Class A (A)	276,670	15,800,624
WEX, Inc. (A)	135,239	14,139,237

		109,573,379

Life Sciences Tools & Services - 5.3%
IQVIA Holdings, Inc. (A)	106,103	11,444,270
PerkinElmer, Inc.	223,922	16,856,848
PRA Health Sciences, Inc. (A)	77,632	6,446,561
Waters Corp. (A)	57,690	10,502,464

		45,250,143

Machinery - 3.0%
Ingersoll Rand, Inc. (A)	184,974	4,587,355
Middleby Corp. (A)	64,434	3,665,006
Rexnord Corp.	398,617	9,036,648
Westinghouse Air Brake Technologies Corp.	172,771	8,315,468

		25,604,477

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	104,160	$ 5,805,879
Catalent, Inc. (A)	225,835	11,732,128
Elanco Animal Health, Inc. (A)	307,188	6,877,939

		24,415,946

Professional Services - 4.1%
CoStar Group, Inc. (A)	20,640	12,120,014
IHS Markit, Ltd.	119,314	7,158,840
Verisk Analytics, Inc.	108,813	15,166,356

		34,445,210

Semiconductors & Semiconductor Equipment - 7.7%
KLA Corp.	104,315	14,994,238
Lam Research Corp.	51,723	12,413,520
Microchip Technology, Inc. (B)	266,481	18,067,412
ON Semiconductor Corp. (A) (B)	919,714	11,441,242
Xilinx, Inc.	108,901	8,487,744

		65,404,156

Software - 9.9%
Atlassian Corp. PLC, Class A (A)	90,267	12,390,048
Constellation Software, Inc.	31,856	28,952,221
Nice, Ltd., ADR (A)	168,924	24,250,730
SS&C Technologies Holdings, Inc.	423,358	18,551,548

		84,144,547

Specialty Retail - 1.5%
CarMax, Inc. (A)	166,536	8,964,633
Williams-Sonoma, Inc.	82,120	3,491,742

		12,456,375

Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	457,828	5,841,885

Trading Companies & Distributors - 0.6%
Ferguson PLC	85,323	5,275,730

Total Common Stocks (Cost $752,278,387)		826,218,316

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	3,575,942	3,575,942

Total Other Investment Company (Cost $3,575,942)		3,575,942

Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $19,741,168 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $20,139,497.

$ 19,741,168	$ 19,741,168

Total Repurchase Agreement (Cost $19,741,168)	19,741,168

Total Investments (Cost $775,595,497)	849,535,426
Net Other Assets (Liabilities) - (0.2)%	(1,873,437)

Net Assets - 100.0%	$ 847,661,989

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$813,280,917	$12,937,399	$—	$826,218,316
Other Investment Company	3,575,942	—	—	3,575,942
Repurchase Agreement	—	19,741,168	—	19,741,168

Total Investments	$816,856,859	$32,678,567	$—	$849,535,426

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,164,377, collateralized by cash collateral of $3,575,942 and non-cash collateral, such as US government securities and irrevocable letters of credit, of $18,072,948. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.6%
International Alternative Fund - 10.2%
Transamerica Unconstrained Bond (A)	13,878,371	$ 123,239,934

International Equity Funds - 11.1%
Transamerica Emerging Markets Equity (A)	2,608,462	20,841,609
Transamerica Emerging Markets Opportunities (A) (B)	1,559,719	11,573,112
Transamerica International Equity (A)	4,213,751	56,337,857
Transamerica International Growth (A)	5,024,900	30,249,900
Transamerica International Small Cap Value (A)	1,519,724	14,695,731

		133,698,209

U.S. Alternative Fund - 3.4%
Transamerica BlackRock Global Real Estate Securities VP (A)	3,911,038	40,283,692

U.S. Equity Funds - 18.8%
Transamerica JPMorgan Enhanced Index VP (A)	3,593,404	63,603,254
Transamerica JPMorgan Mid Cap Value VP (A)	1,221,438	13,692,324
Transamerica Large Cap Value (A)	5,562,078	42,049,313
Transamerica Mid Cap Value Opportunities (A)	1,775,684	14,152,200
Transamerica Morgan Stanley Capital Growth VP (A)	1,492,302	26,533,127
Transamerica T. Rowe Price Small Cap VP (A)	1,624,476	20,273,460
Transamerica WMC US Growth VP (A)	1,591,283	46,449,564

		226,753,242

	Shares	Value
U.S. Fixed Income Funds - 38.1%
Transamerica Core Bond (A)	14,357,226	$ 147,879,428
Transamerica High Yield Bond (A)	4,413,921	34,207,886
Transamerica Intermediate Bond (A)	25,993,965	272,156,817
Transamerica Short-Term Bond (A)	409,498	3,910,705

		458,154,836

U.S. Mixed Allocation Fund - 15.0%
Transamerica PIMCO Total Return VP (A)	15,270,088	180,797,841

Total Investment Companies (Cost $1,271,302,535)		1,162,927,754

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.7%
U.S. Treasury - 2.7%
U.S. Treasury Note
2.50%, 01/31/2021(C)	$ 32,428,700	33,072,207

Total U.S. Government Obligation (Cost $32,916,569)		33,072,207
Total Investments (Cost $1,304,219,104)		1,195,999,961
Net Other Assets (Liabilities) - 0.7%		8,197,047

Net Assets - 100.0%		$ 1,204,197,008

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	450	06/30/2020	$98,600,572	$99,172,265	$571,693	$—
5-Year U.S. Treasury Note	936	06/30/2020	113,585,043	117,336,375	3,751,332	—
10-Year U.S. Treasury Note	243	06/19/2020	32,347,948	33,701,062	1,353,114	—
30-Year U.S. Treasury Bond	163	06/19/2020	27,205,961	29,187,188	1,981,227	—
CAD Currency	133	06/16/2020	9,920,373	9,448,985	—	(471,388)
U.S. Treasury Ultra Bond	62	06/19/2020	13,566,393	13,756,250	189,857	—

Total					$7,847,223	$(471,388)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(950)	06/19/2020	$(48,734,309)	$(54,511,000)	$—	$(5,776,691)
EURO STOXX 50® Index	(1,036)	06/19/2020	(27,344,165)	(31,387,326)	—	(4,043,161)
MSCI EAFE Index	(236)	06/19/2020	(16,541,160)	(18,399,740)	—	(1,858,580)
MSCI Emerging Markets Index	(822)	06/19/2020	(33,595,014)	(34,643,190)	—	(1,048,176)
S&P 500® E-Mini Index	(306)	06/19/2020	(38,684,815)	(39,316,410)	—	(631,595)
TOPIX Index	(262)	06/11/2020	(33,623,841)	(34,186,096)	—	(562,255)

Total					$—	$(13,920,458)

Total Futures Contracts					$7,847,223	$(14,391,846)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,162,927,754	$—	$—	$1,162,927,754
U.S. Government Obligation	—	33,072,207	—	33,072,207

Total Investments	$1,162,927,754	$33,072,207	$—	$1,195,999,961

Other Financial Instruments
Futures Contracts (E)	$7,847,223	$—	$—	$7,847,223

Total Other Financial Instruments	$7,847,223	$—	$—	$7,847,223

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(14,391,846)	$—	$—	$(14,391,846)

Total Other Financial Instruments	$(14,391,846)	$—	$—	$(14,391,846)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$41,833,821	$10,937,080	$—	$—	$(12,487,209)	$40,283,692	3,911,038	$—	$—
Transamerica Core Bond	149,616,512	1,034,632	(4,612,848)	190,758	1,650,374	147,879,428	14,357,226	1,034,632	—
Transamerica Emerging Markets Equity	26,971,495	—	—	—	(6,129,886)	20,841,609	2,608,462	—	—
Transamerica Emerging Markets Opportunities	—	14,008,333	—	—	(2,435,221)	11,573,112	1,559,719	—	—
Transamerica High Yield Bond	15,803,960	25,075,545	—	—	(6,671,619)	34,207,886	4,413,921	483,213	—
Transamerica Intermediate Bond	309,470,439	1,796,561	(40,729,873)	1,849,473	(229,783)	272,156,817	25,993,965	1,796,561	—
Transamerica International Equity	77,322,339	—	—	—	(20,984,482)	56,337,857	4,213,751	—	—
Transamerica International Growth	38,892,728	—	—	—	(8,642,828)	30,249,900	5,024,900	—	—
Transamerica International Small Cap Value	20,273,118	—	—	—	(5,577,387)	14,695,731	1,519,724	—	—
Transamerica JPMorgan Enhanced Index VP	107,454,713	—	(29,163,395)	6,354,270	(21,042,334)	63,603,254	3,593,404	—	—
Transamerica JPMorgan Mid Cap Value VP	19,885,017	—	—	—	(6,192,693)	13,692,324	1,221,438	—	—
Transamerica Large Cap Value	61,691,183	322,250	—	—	(19,964,120)	42,049,313	5,562,078	322,251	—
Transamerica Mid Cap Value Opportunities	20,953,069	—	—	—	(6,800,869)	14,152,200	1,775,684	—	—
Transamerica Morgan Stanley Capital Growth VP	34,225,579	—	(7,257,272)	(1,083,913)	648,733	26,533,127	1,492,302	—	—
Transamerica PIMCO Total Return VP	204,155,151	—	(25,057,847)	562,532	1,138,005	180,797,841	15,270,088	—	—
Transamerica Short-Term Bond	4,104,941	26,512	—	—	(220,748)	3,910,705	409,498	26,835	—
Transamerica T. Rowe Price Small Cap VP	28,670,055	—	(2,044,788)	458,203	(6,810,010)	20,273,460	1,624,476	—	—
Transamerica Unconstrained Bond	136,214,494	1,542,609	—	—	(14,517,169)	123,239,934	13,878,371	1,145,819	—
Transamerica WMC US Growth VP	38,974,554	18,835,112	(2,044,787)	641,335	(9,956,650)	46,449,564	1,591,283	—	—

Total	$1,336,513,168	$73,578,634	$(110,910,810)	$8,972,658	$(145,225,896)	$1,162,927,754	110,021,328	$4,809,311	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $33,072,207.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.5%
International Alternative Fund - 4.0%
Transamerica Unconstrained Bond (A)	3,358,038	$ 29,819,380

International Equity Funds - 27.9%
Transamerica Emerging Markets Equity (A)	2,990,433	23,893,561
Transamerica Emerging Markets Opportunities (A) (B)	4,504,741	33,425,180
Transamerica International Equity (A)	4,065,622	54,357,371
Transamerica International Growth (A)	12,333,366	74,246,862
Transamerica International Small Cap Value (A)	2,253,928	21,795,481

		207,718,455

U.S. Alternative Fund - 10.4%
Transamerica BlackRock Global Real Estate Securities VP (A)	7,545,679	77,720,498

U.S. Equity Funds - 49.2%
Transamerica Janus Mid-Cap Growth VP (A)	614,397	18,057,130
Transamerica JPMorgan Enhanced Index VP (A)	3,224,517	57,073,949
Transamerica JPMorgan Mid Cap Value VP (A)	152,336	1,707,683
Transamerica Large Cap Value (A)	14,021,502	106,002,559
Transamerica Mid Cap Growth (A)	1,821,398	15,700,452
Transamerica Mid Cap Value Opportunities (A)	213,308	1,700,062
Transamerica Morgan Stanley Capital Growth VP (A)	3,685,866	65,534,691
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	1,914
Transamerica T. Rowe Price Small Cap VP (A)	1,720,732	21,474,736
Transamerica WMC US Growth VP (A)	2,716,278	79,288,149

		366,541,325

U.S. Fixed Income Fund - 4.0%
Transamerica High Yield Bond (A)	3,886,296	30,118,798

Total Investment Companies (Cost $871,210,559)		711,918,456

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.9%
U.S. Treasury - 2.9%
U.S. Treasury Note
2.50%, 01/31/2021 (E)	$ 21,107,000	$ 21,525,842

Total U.S. Government Obligation (Cost $21,371,513)		21,525,842

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2020, to be repurchased at $5,654,389 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $5,769,045.	5,654,389	5,654,389

Total Repurchase Agreement (Cost $5,654,389)		5,654,389

Total Investments (Cost $898,236,461)		739,098,687
Net Other Assets (Liabilities) - 0.8%		5,930,563

Net Assets - 100.0%		$ 745,029,250

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	192	06/16/2020	$14,323,275	$13,640,640	$—	$(682,635)
MSCI EAFE Index	34	06/19/2020	2,676,093	2,650,810	—	(25,283)
MSCI Emerging Markets Index	58	06/19/2020	2,438,916	2,444,410	5,494	—
S&P 500® E-Mini Index	900	06/19/2020	107,991,500	115,636,500	7,645,000	—

Total					$7,650,494	$(707,918)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Dow Jones U.S. Real Estate Index	(47)	06/19/2020	$(1,282,900)	$(1,290,620)	$—	$(7,720)
E-Mini Russell 2000® Index	(702)	06/19/2020	(36,006,222)	(40,280,760)	—	(4,274,538)
EURO STOXX 50® Index	(498)	06/19/2020	(13,253,859)	(15,087,730)	—	(1,833,871)
FTSE 100 Index	(108)	06/19/2020	(6,775,672)	(7,559,844)	—	(784,172)
S&P/ASX 200 Index	(90)	06/18/2020	(6,925,114)	(7,070,728)	—	(145,614)
TOPIX Index	(66)	06/11/2020	(8,470,128)	(8,611,765)	—	(141,637)

Total					$—	$(7,187,552)

Total Futures Contracts					$7,650,494	$(7,895,470)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:
Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$711,916,542	$—	$—	$711,916,542
U.S. Government Obligation	—	21,525,842	—	21,525,842
Repurchase Agreement	—	5,654,389	—	5,654,389

Total Investments	$711,916,542	$27,180,231	$—	$739,096,773

Investment Companies Measured at Net Asset Value (D)				1,914

Total Investments				$739,098,687

Other Financial Instruments
Futures Contracts (H)	$7,650,494	$—	$—	$7,650,494

Total Other Financial Instruments	$7,650,494	$—	$—	$7,650,494

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(7,895,470)	$—	$—	$(7,895,470)

Total Other Financial Instruments	$(7,895,470)	$—	$—	$(7,895,470)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$111,383,663	$—	$(9,931,843)	$997,896	$(24,729,218)	$77,720,498	7,545,679	$—	$—
Transamerica Emerging Markets Equity	30,921,078	—	—	—	(7,027,517)	23,893,561	2,990,433	—	—
Transamerica Emerging Markets Opportunities	—	40,911,126	—	—	(7,485,946)	33,425,180	4,504,741	—	—
Transamerica High Yield Bond	16,897,238	27,215,104	(7,565,836)	(379,400)	(6,048,308)	30,118,798	3,886,296	494,262	—
Transamerica International Equity	120,930,908	—	(42,163,385)	1,349,765	(25,759,917)	54,357,371	4,065,622	—	—
Transamerica International Growth	100,139,351	—	(4,295,759)	(557,446)	(21,039,284)	74,246,862	12,333,366	—	—
Transamerica International Small Cap Value	31,591,155	—	(1,508,909)	47,657	(8,334,422)	21,795,481	2,253,928	—	—
Transamerica Janus Mid-Cap Growth VP	24,317,836	—	—	—	(6,260,706)	18,057,130	614,397	—	—

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica JPMorgan Enhanced Index VP	$98,348,313	$—	$(27,679,688)	$5,871,124	$(19,465,800)	$57,073,949	3,224,517	$—	$—
Transamerica JPMorgan Mid Cap Value VP	8,143,934	—	(5,649,993)	(343,402)	(442,856)	1,707,683	152,336	—	—
Transamerica Large Cap Value	155,517,956	812,366	—	—	(50,327,763)	106,002,559	14,021,502	812,366	—
Transamerica Mid Cap Growth	19,926,095	—	—	—	(4,225,643)	15,700,452	1,821,398	—	—
Transamerica Mid Cap Value Opportunities	17,567,855	—	(14,988,964)	1,157,424	(2,036,253)	1,700,062	213,308	—	—
Transamerica Morgan Stanley Capital Growth VP	86,638,627	—	(19,166,164)	(6,386,052)	4,448,280	65,534,691	3,685,866	—	—
Transamerica Small Company Growth Liquidating Trust	1,914	—	—	—	—	1,914	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	29,925,994	—	(1,221,613)	83,440	(7,313,085)	21,474,736	1,720,732	—	—
Transamerica Unconstrained Bond	46,360,697	364,255	(12,865,934)	(828,947)	(3,210,691)	29,819,380	3,358,038	367,426	—
Transamerica WMC US Growth VP	89,122,572	17,644,481	(11,030,588)	2,146,823	(18,595,139)	79,288,149	2,716,278	—	—

Total	$987,735,186	$86,947,332	$(158,068,676)	$3,158,882	$(207,854,268)	$711,918,456	69,111,512	$1,674,054	$—

(B)	Non-income producing securities.
(C)	Restricted security. At March 31, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$1,914	0.0	% (I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $21,525,842.
(F)	Rate disclosed reflects the yield at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.4%
International Alternative Funds - 8.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$ 44,780
Transamerica Unconstrained Bond (D)	35,094,732	311,641,217

		311,685,997

International Equity Funds - 21.1%
Transamerica Emerging Markets Equity (D)	15,260,831	121,934,037
Transamerica Emerging Markets Opportunities (A) (D)	9,001,923	66,794,272
Transamerica International Equity (D)	24,853,178	332,286,988
Transamerica International Growth (D)	34,754,693	209,223,253
Transamerica International Small Cap Value (D)	10,118,689	97,847,722

		828,086,272

U.S. Alternative Fund - 7.4%
Transamerica BlackRock Global Real Estate Securities VP (D)	28,220,066	290,666,680

U.S. Equity Funds - 42.5%
Transamerica Janus Mid-Cap Growth VP (D)	3,549,058	104,306,805
Transamerica JPMorgan Enhanced Index VP (D)	27,488,166	486,540,540
Transamerica JPMorgan Mid Cap Value VP (D)	5,565,821	62,392,854
Transamerica Large Cap Value (D)	39,567,629	299,131,276
Transamerica Mid Cap Growth (D)	6,801,131	58,625,746
Transamerica Mid Cap Value Opportunities (D)	6,580,472	52,446,362
Transamerica Morgan Stanley Capital Growth VP (D)	13,956,885	248,153,410
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	16,244	10,108
Transamerica T. Rowe Price Small Cap VP (D)	7,383,315	92,143,775
Transamerica WMC US Growth VP (D)	8,941,839	261,012,267

		1,664,763,143

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 12.5%
Transamerica Core Bond (D)	9,841,608	$ 101,368,564
Transamerica High Yield Bond (D)	30,294,279	234,780,662
Transamerica Intermediate Bond (D)	14,852,926	155,510,133

		491,659,359

U.S. Mixed Allocation Fund - 2.9%
Transamerica PIMCO Total Return VP (D)	9,736,898	115,284,867

Total Investment Companies (Cost $4,364,843,110)		3,702,146,318

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 4.7%
U.S. Treasury - 4.7%
U.S. Treasury Note 2.50%, 01/31/2021 (E)	$ 183,478,000	187,118,892

Total U.S. Government Obligation (Cost $186,511,192)		187,118,892

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2020, to be repurchased at $26,187,767 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $26,711,827.	26,187,767	26,187,767

Total Repurchase Agreement (Cost $26,187,767)		26,187,767

Total Investments (Cost $4,577,542,069)		3,915,452,977
Net Other Assets (Liabilities) - 0.2%		7,252,833

Net Assets - 100.0%		$ 3,922,705,810

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	1,531	06/30/2020	$335,461,060	$337,406,085	$1,945,025	$—
5-Year U.S. Treasury Note	3,419	06/30/2020	414,898,225	428,603,703	13,705,478	—
10-Year U.S. Treasury Note	1,509	06/19/2020	200,622,328	209,279,438	8,657,110	—
30-Year U.S. Treasury Bond	570	06/19/2020	95,137,470	102,065,625	6,928,155	—
CAD Currency	894	06/16/2020	66,682,806	63,514,230	—	(3,168,576)
U.S. Treasury Ultra Bond	239	06/19/2020	52,057,018	53,028,125	971,107	—

Total					$32,206,875	$(3,168,576)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Dow Jones U.S. Real Estate Index	(93)	06/19/2020	$(2,538,504)	$(2,553,780)	$—	$(15,276)
E-Mini Russell 2000® Index	(6,887)	06/19/2020	(353,254,652)	(395,176,060)	—	(41,921,408)
EURO STOXX 50® Index	(7,280)	06/19/2020	(192,148,234)	(220,559,589)	—	(28,411,355)
FTSE 100 Index	(1,053)	06/19/2020	(66,062,797)	(73,708,483)	—	(7,645,686)
MSCI EAFE Index	(500)	06/19/2020	(35,086,170)	(38,982,500)	—	(3,896,330)
MSCI Emerging Markets Index	(3,683)	06/19/2020	(150,523,653)	(155,220,035)	—	(4,696,382)
S&P 500® E-Mini Index	(358)	06/19/2020	(45,267,836)	(45,997,630)	—	(729,794)
S&P/ASX 200 Index	(1,939)	06/18/2020	(152,732,908)	(152,334,904)	398,004	—
S&P/TSX 60 Index	(752)	06/18/2020	(85,248,084)	(87,014,624)	—	(1,766,540)
TOPIX Index	(998)	06/11/2020	(126,643,492)	(130,220,321)	—	(3,576,829)

Total					$398,004	$(92,659,600)

Total Futures Contracts					$32,604,879	$(95,828,176)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,702,091,430	$—	$—	$3,702,091,430
U.S. Government Obligation	—	187,118,892	—	187,118,892
Repurchase Agreement	—	26,187,767	—	26,187,767

Total Investments	$3,702,091,430	$213,306,659	$—	$3,915,398,089

Investment Companies Measured at Net Asset Value (C)				54,888

Total Investments				$3,915,452,977

Other Financial Instruments
Futures Contracts (H)	$32,604,879	$—	$—	$32,604,879

Total Other Financial Instruments	$32,604,879	$—	$—	$32,604,879

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(95,828,176)	$—	$—	$(95,828,176)

Total Other Financial Instruments	$(95,828,176)	$—	$—	$(95,828,176)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At March 31, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$44,780	0.0	% (I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	10,108	0.0	(I)

Total			$285,495	$54,888	0.0	% (I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$395,233,512	$—	$(17,606,189)	$2,701,764	$(89,662,407)	$290,666,680	28,220,066	$—	$—
Transamerica Core Bond	120,190,290	754,413	(21,272,088)	950,341	745,608	101,368,564	9,841,608	754,413	—
Transamerica Emerging Markets Equity	157,796,989	—	—	—	(35,862,952)	121,934,037	15,260,831	—	—
Transamerica Emerging Markets Opportunities	—	81,027,931	—	—	(14,233,659)	66,794,272	9,001,923	—	—
Transamerica Global Allocation Liquidating Trust	44,256	—	—	—	524	44,780	11,961	—	—
Transamerica High Yield Bond	197,341,163	82,892,156	—	—	(45,452,657)	234,780,662	30,294,279	3,501,635	—
Transamerica Intermediate Bond	229,660,077	1,247,124	(78,157,950)	2,793,884	(33,002)	155,510,133	14,852,926	1,247,123	—
Transamerica International Equity	492,729,464	—	(36,555,317)	(777,859)	(123,109,300)	332,286,988	24,853,178	—	—
Transamerica International Growth	269,001,326	—	—	—	(59,778,073)	209,223,253	34,754,693	—	—
Transamerica International Small Cap Value	134,983,310	—	—	—	(37,135,588)	97,847,722	10,118,689	—	—
Transamerica Janus Mid-Cap Growth VP	147,511,659	—	(7,299,641)	2,488,206	(38,393,419)	104,306,805	3,549,058	—	—
Transamerica JPMorgan Enhanced Index VP	674,903,287	—	(68,178,659)	12,177,448	(132,361,536)	486,540,540	27,488,166	—	—
Transamerica JPMorgan Mid Cap Value VP	90,611,567	—	—	—	(28,218,713)	62,392,854	5,565,821	—	—
Transamerica Large Cap Value	456,453,637	2,384,339	(11,865,085)	(4,601,592)	(143,240,023)	299,131,276	39,567,629	2,384,338	—
Transamerica Mid Cap Growth	74,404,369	—	—	—	(15,778,623)	58,625,746	6,801,131	—	—
Transamerica Mid Cap Value Opportunities	77,649,569	—	—	—	(25,203,207)	52,446,362	6,580,472	—	—
Transamerica Morgan Stanley Capital Growth VP	257,644,091	—	—	—	(9,490,681)	248,153,410	13,956,885	—	—
Transamerica PIMCO Total Return VP	245,273,064	—	(132,560,926)	4,232,209	(1,659,480)	115,284,867	9,736,898	—	—
Transamerica Small Company Growth Liquidating Trust	10,109	—	—	—	(1)	10,108	16,244	—	—
Transamerica T. Rowe Price Small Cap VP	137,532,669	—	(16,782,906)	5,228,942	(33,834,930)	92,143,775	7,383,315	—	—
Transamerica Unconstrained Bond	344,450,449	3,885,016	—	—	(36,694,248)	311,641,217	35,094,732	2,897,499	—
Transamerica WMC US Growth VP	239,614,428	81,891,002	(9,470,698)	2,910,585	(53,933,050)	261,012,267	8,941,839	—	—

Total	$4,743,039,285	$254,081,981	$(399,749,459)	$28,103,928	$(923,329,417)	$3,702,146,318	341,892,344	$10,785,008	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $187,118,892.
(F)	Rate disclosed reflects the yield at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.8%
International Alternative Funds - 8.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$ 23,345
Transamerica Unconstrained Bond (D)	57,289,492	508,730,689

		508,754,034

International Equity Funds - 14.9%
Transamerica Emerging Markets Equity (D)	15,704,263	125,477,061
Transamerica Emerging Markets Opportunities (A) (D)	13,274,940	98,500,057
Transamerica International Equity (D)	26,801,781	358,339,814
Transamerica International Growth (D)	33,718,323	202,984,303
Transamerica International Small Cap Value (D)	8,898,269	86,046,259

		871,347,494

U.S. Alternative Fund - 2.8%
Transamerica BlackRock Global Real Estate Securities VP (D)	15,976,715	164,560,160

U.S. Equity Funds - 34.6%
Transamerica Janus Mid-Cap Growth VP (D)	4,192,661	123,222,305
Transamerica JPMorgan Enhanced Index VP (D)	36,326,926	642,986,584
Transamerica JPMorgan Mid Cap Value VP (D)	4,027,063	45,143,381
Transamerica Large Cap Value (D)	47,952,966	362,524,423
Transamerica Mid Cap Growth (D)	6,210,930	53,538,215
Transamerica Mid Cap Value Opportunities (D)	8,736,635	69,630,981
Transamerica Morgan Stanley Capital Growth VP (D)	16,398,030	291,556,975
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,959	3,708
Transamerica T. Rowe Price Small Cap VP (D)	8,738,268	109,053,587
Transamerica WMC US Growth VP (D)	11,269,422	328,954,425

		2,026,614,584

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 25.2%
Transamerica Core Bond (D)	39,824,630	$ 410,193,693
Transamerica High Yield Bond (D)	38,741,313	300,245,175
Transamerica Intermediate Bond (D)	72,945,206	763,736,307

		1,474,175,175

U.S. Mixed Allocation Fund - 8.6%
Transamerica PIMCO Total Return VP (D)	42,350,983	501,435,640

Total Investment Companies (Cost $6,277,890,166)		5,546,887,087

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 4.2%
U.S. Treasury - 4.2%
U.S. Treasury Note
2.50%, 01/31/2021 (E)	$ 236,385,800	241,076,581

Total U.S. Government Obligation (Cost $240,271,543)		241,076,581

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (F), dated 03/31/2020, to be repurchased at $37,528,057 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $38,281,215.	37,528,057	37,528,057

Total Repurchase Agreement (Cost $37,528,057)		37,528,057

Total Investments (Cost $6,555,689,766)		5,825,491,725
Net Other Assets (Liabilities) - 0.4%		25,468,804

Net Assets - 100.0%		$ 5,850,960,529

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	2,963	06/30/2020	$649,229,994	$652,994,272	$3,764,278	$—
5-Year U.S. Treasury Note	3,549	06/30/2020	430,681,428	444,900,422	14,218,994	—
10-Year U.S. Treasury Note	2,153	06/19/2020	286,100,767	298,594,187	12,493,420	—
30-Year U.S. Treasury Bond	814	06/19/2020	135,862,988	145,756,875	9,893,887	—
CAD Currency	869	06/16/2020	64,818,073	61,738,105	—	(3,079,968)
U.S. Treasury Ultra Bond	567	06/19/2020	114,866,679	125,803,125	10,936,446	—

Total					$51,307,025	$(3,079,968)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(5,909)	06/19/2020	$(303,098,237)	$(339,058,420)	$—	$(35,960,183)
EURO STOXX 50® Index	(5,172)	06/19/2020	(136,509,697)	(156,694,257)	—	(20,184,560)
MSCI EAFE Index	(2,585)	06/19/2020	(180,588,097)	(201,539,525)	—	(20,951,428)
MSCI Emerging Markets Index	(5,536)	06/19/2020	(226,255,484)	(233,314,720)	—	(7,059,236)
S&P 500® E-Mini Index	(4,768)	06/19/2020	(596,470,760)	(612,616,480)	—	(16,145,720)
TOPIX Index	(1,344)	06/11/2020	(172,482,604)	(175,366,845)	—	(2,884,241)

Total					$—	$(103,185,368)

Total Futures Contracts					$51,307,025	$(106,265,336)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,546,860,034	$—	$—	$5,546,860,034
U.S. Government Obligation	—	241,076,581	—	241,076,581
Repurchase Agreement	—	37,528,057	—	37,528,057

Total Investments	$5,546,860,034	$278,604,638	$—	$5,825,464,672

Investment Companies Measured at Net Asset Value (C)				27,053

Total Investments				$5,825,491,725

Other Financial Instruments
Futures Contracts (H)	$51,307,025	$—	$—	$51,307,025

Total Other Financial Instruments	$51,307,025	$—	$—	$51,307,025

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(106,265,336)	$—	$—	$(106,265,336)

Total Other Financial Instruments	$(106,265,336)	$—	$—	$(106,265,336)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted securities. At March 31, 2020, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$23,345	0.0	% (I)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	3,708	0.0	(I)

Total			$123,746	$27,053	0.0	% (I)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$220,633,791	$—	$(6,770,524)	$1,265,199	$(50,568,306)	$164,560,160	15,976,715	$—	$—
Transamerica Core Bond	411,332,590	2,875,345	(8,784,759)	(338,202)	5,108,719	410,193,693	39,824,630	2,875,345	—
Transamerica Emerging Markets Equity	162,382,078	—	—	—	(36,905,017)	125,477,061	15,704,263	—	—
Transamerica Emerging Markets Opportunities	—	119,337,157	—	—	(20,837,100)	98,500,057	13,274,940	—	—
Transamerica Global Allocation Liquidating Trust	23,072	—	—	—	273	23,345	6,235	—	—
Transamerica High Yield Bond	229,408,839	129,050,527	—	—	(58,214,191)	300,245,175	38,741,313	4,429,430	—
Transamerica Intermediate Bond	945,525,509	5,362,967	(193,532,596)	9,922,312	(3,541,885)	763,736,307	72,945,206	5,362,967	—
Transamerica International Equity	491,812,684	—	—	—	(133,472,870)	358,339,814	26,801,781	—	—
Transamerica International Growth	260,979,818	—	—	—	(57,995,515)	202,984,303	33,718,323	—	—
Transamerica International Small Cap Value	118,702,906	—	—	—	(32,656,647)	86,046,259	8,898,269	—	—
Transamerica Janus Mid-Cap Growth VP	185,563,257	—	(20,466,830)	9,147,392	(51,021,514)	123,222,305	4,192,661	—	—
Transamerica JPMorgan Enhanced Index VP	819,394,715	—	(20,071,588)	4,198,519	(160,535,062)	642,986,584	36,326,926	—	—
Transamerica JPMorgan Mid Cap Value VP	65,560,593	—	—	—	(20,417,212)	45,143,381	4,027,063	—	—
Transamerica Large Cap Value	531,865,060	2,778,258	—	—	(172,118,895)	362,524,423	47,952,966	2,778,258	—
Transamerica Mid Cap Growth	67,947,573	—	—	—	(14,409,358)	53,538,215	6,210,930	—	—
Transamerica Mid Cap Value Opportunities	109,847,042	—	(6,811,993)	1,053,283	(34,457,351)	69,630,981	8,736,635	—	—
Transamerica Morgan Stanley Capital Growth VP	302,707,635	—	—	—	(11,150,660)	291,556,975	16,398,030	—	—
Transamerica PIMCO Total Return VP	697,678,427	—	(202,394,867)	2,341,184	3,810,896	501,435,640	42,350,983	—	—
Transamerica Small Company Growth Liquidating Trust	3,708	—	—	—	—	3,708	5,959	—	—
Transamerica T. Rowe Price Small Cap VP	143,482,364	—	—	—	(34,428,777)	109,053,587	8,738,268	—	—
Transamerica Unconstrained Bond	562,289,274	4,691,537	—	—	(58,250,122)	508,730,689	57,289,492	4,729,948	—
Transamerica WMC US Growth VP	304,487,475	88,245,237	—	—	(63,778,287)	328,954,425	11,269,422	—	—

Total	$6,631,628,410	$352,341,028	$(458,833,157)	$27,589,687	$(1,005,838,881)	$5,546,887,087	509,391,010	$20,175,948	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $241,076,581.
(F)	Rate disclosed reflects the yield at March 31, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	$ 128,801	$ 128,712
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (A)	454,201	456,396
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	142,201
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	145,315
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	864,750	840,329
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (A)	1,200,000	1,099,897
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	267,695
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	626,657
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	430,000	381,053
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	350,000	343,930
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	100,833	100,786
Series 2017-1, Class B,
2.30%, 02/18/2022	171,123	170,317
Series 2017-1, Class C,
2.71%, 08/18/2022	144,000	142,990
Series 2017-1, Class D,
3.13%, 01/18/2023	323,000	318,718
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	191,197	190,602
Series 2016-1, Class A,
2.57%, 06/15/2049 (A)	389,882	387,182
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	350,943	289,776
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	600,921	485,660
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,468,053	1,086,250
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	12,057	11,800
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,070,362	1,068,020
Carnow Auto Receivables Trust
Series 2018-1A, Class B,
4.26%, 09/15/2023 (A)	1,560,000	1,515,059
Carvana Auto Receivables Trust
Series 2019-2A, Class C,
3.00%, 06/17/2024 (A)	1,350,000	1,281,657
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,620,000	1,371,882
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	2,806	2,795

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust
Series 2003-6, Class 1A7,
5.01% (D), 11/25/2034	$ 31,045	$ 30,670
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	40,734	40,604
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	195,906	194,143
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	690,000	590,787
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	811,041	769,537
CPS Auto Receivables Trust
Series 2015-C, Class D,
4.63%, 08/16/2021 (A)	198,341	198,449
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	37,342	37,332
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	431,693	429,880
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	69,740	69,708
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	249,434
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,260,000	1,250,496
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	366,497	366,547
Series 2019-1A, Class A,
3.33%, 02/15/2028 (A)	825,000	818,827
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,021,063	1,020,961
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	187,151	184,985
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	355,678	352,144
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	514,819	509,194
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,483,438	1,483,469
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	332,910	332,102
Series 2018-4, Class C,
3.66%, 11/15/2024	944,000	944,581
Series 2019-1, Class D,
4.09%, 06/15/2026	340,000	336,862
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	600,658
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	129,527	129,408
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	190,386	189,880
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	296,363	295,075
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	1,121,000	1,095,103
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	11,105	11,086

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	$ 158,372	$ 152,431
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	658,000	639,546
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	288,336	286,405
Series 2019-3A, Class D,
3.11%, 08/15/2025 (A)	1,180,000	1,152,036
First Investors Auto Owner Trust
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	332,966	331,466
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	91,960	91,950
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	604,910
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	349,438	347,224
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,350,000	1,287,982
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 3.75% (D), 11/16/2035 (A)	1,535,000	1,377,893
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	409,850	391,902
FREED ABS Trust
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	258,843	252,985
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	534,535	512,286
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	1,331,941	1,332,710
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A,
3.37%, 01/17/2023 (A)	172,276	171,549
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	52,436	52,395
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,121,467	1,094,977
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	154,774	155,765
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	675,139	669,723
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	782,470	741,410
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	493,108	525,261
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	577,355	581,357
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	155,818	152,980
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	1,998,000	1,943,057
Series 2019-1, Class B,
4.07%, 03/15/2024 (A)	1,010,000	976,924

	Principal	Value
ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.79% (D), 08/25/2038 (A)	$ 496,017	$ 10,362
Series 2013-2, Class A,
1.69% (D), 03/25/2039 (A)	507,977	21,681
Series 2014-2, Class A,
2.78% (D), 04/25/2040 (A)	218,116	18,925
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	611,729	588,466
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	634,801	640,254
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (A)	785,000	622,264
Series 2019-AA, Class C,
4.01%, 07/20/2032 (A)	2,060,000	1,569,960
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	351,000	349,643
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	5,999	5,979
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,165,000	1,096,276
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	309,000	296,622
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	619,287
Orange Lake Timeshare Trust
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	1,804,360	1,765,291
Progress Residential Trust
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,729,127	1,717,118
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	300,000	296,865
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	196,596
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	642,000	577,564
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	1,550,000	1,545,575
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,400,000	1,133,136
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	202,944	212,507
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	589,990	611,982
Santander Drive Auto Receivables Trust
Series 2019-1, Class C,
3.42%, 04/15/2025	730,000	723,754
SART
Series 2018-1,
4.75%, 06/15/2025	1,129,290	1,155,828
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.30% (D), 01/25/2036	18,559	15,985

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (B) (C)	$ 1,000,000	$ 1,000,000
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	23,317	22,886
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	164,585	162,745
Series 2018-2A, Class A,
3.96%, 10/15/2021 (A)	256,426	252,847
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	366,888	360,673
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	35,720	35,375
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	374,706	372,675
Series 2019-1A, Class B,
3.99%, 12/15/2022 (A)	1,200,000	1,103,241
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A,
3.18% (D), 10/25/2049 (A)	592,231	524,271
Series 2019-NPL8, Class A1A,
3.28% (D), 11/25/2049 (A)	933,519	830,632
Series 2020-NPL2, Class A1A,
2.98% (D), 02/25/2050 (A)	1,070,678	922,738
Series 2020-NPL3, Class A1A,
2.98% (D), 02/25/2050 (A)	1,057,634	758,581
Veros Automobile Receivables Trust
Series 2018-1, Class B,
4.05%, 02/15/2024 (A)	1,250,000	1,247,055
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,000,000	1,000,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (D), 10/25/2047 (A)	480,645	437,715
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (D), 11/26/2049 (A)	1,013,390	896,499
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (D), 01/25/2050 (A)	889,417	783,546
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	271,691	270,434
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	160,399	152,004
World Omni Auto Receivables Trust
Series 2016-B, Class A4,
1.48%, 11/15/2022	150,000	149,575

Total Asset-Backed Securities (Cost $72,691,144)		68,290,137

CORPORATE DEBT SECURITIES - 20.2%
Aerospace & Defense - 0.3%
Airbus Finance BV
2.70%, 04/17/2023 (A)	43,000	42,085
Airbus SE
3.15%, 04/10/2027 (A)	164,000	164,548
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	200,000	208,075

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.
4.50%, 05/15/2036	$ 100,000	$ 105,690
Northrop Grumman Corp.
3.25%, 01/15/2028	75,000	77,934
3.85%, 04/15/2045	38,000	40,092
Precision Castparts Corp.
4.20%, 06/15/2035	170,000	193,775
Rockwell Collins, Inc.
3.20%, 03/15/2024	70,000	71,963
United Technologies Corp.
3.75%, 11/01/2046	155,000	162,257
4.15%, 05/15/2045	163,000	177,104
4.50%, 06/01/2042	241,000	278,398

		1,521,921

Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	147,712	141,732
3.55%, 07/15/2031 (A)	209,566	226,616
4.13%, 11/15/2026 (A)	180,600	184,539
American Airlines Pass-Through Trust
3.00%, 04/15/2030	367,053	346,404
3.38%, 11/01/2028	194,378	180,201
3.65%, 12/15/2029 - 08/15/2030	139,042	136,910
3.70%, 04/15/2027 - 04/01/2028	330,048	291,498
4.95%, 07/15/2024	94,363	95,898
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	284,867	267,602
4.13%, 03/20/2033 (A)	284,999	248,583
Continental Airlines Pass-Through Trust
5.98%, 10/19/2023	32,360	33,178
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	321,948	292,507
4.75%, 11/07/2021	36,429	36,440
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	137,077	126,943
United Airlines Pass-Through Trust
3.65%, 07/07/2027	135,907	110,082
4.15%, 02/25/2033	297,758	308,832
4.55%, 02/25/2033	266,838	267,478
US Airways Pass-Through Trust
5.90%, 04/01/2026	292,511	294,757

		3,590,200

Banks - 3.9%
ABN AMRO Bank NV
4.75%, 07/28/2025 (A)	200,000	200,258
AIB Group PLC
4.75%, 10/12/2023 (A)	290,000	289,469
ANZ New Zealand International, Ltd.
2.55%, 02/13/2030 (A)	625,000	606,518
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	465,000	476,189
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (D), 02/13/2031, MTN	500,000	483,464
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	430,000	443,561
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	700,000	715,730
3.95%, 04/21/2025, MTN	368,000	386,874
Fixed until 03/05/2028, 3.97% (D), 03/05/2029, MTN	300,000	313,301
4.00%, 01/22/2025, MTN	400,000	420,956
4.25%, 10/22/2026, MTN	284,000	301,865

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
Fixed until 12/15/2027, 3.80% (D), 12/15/2032	$ 110,000	$ 106,844
Bank of Nova Scotia
4.50%, 12/16/2025	160,000	164,386
Barclays PLC
3.65%, 03/16/2025	200,000	195,598
Fixed until 02/15/2022, 4.61% (D), 02/15/2023	300,000	303,379
BBVA USA
3.50%, 06/11/2021	250,000	248,694
BNP Paribas SA
Fixed until 01/13/2030, 3.05% (D), 01/13/2031 (A)	385,000	360,007
BPCE SA
4.00%, 09/12/2023 (A)	250,000	252,003
4.63%, 07/11/2024 (A)	200,000	196,610
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	175,000	179,322
3.40%, 05/01/2026	150,000	156,282
Fixed until 07/24/2027, 3.67% (D), 07/24/2028	531,000	549,738
3.88%, 03/26/2025	100,000	101,371
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	400,000	426,276
4.40%, 06/10/2025	215,000	224,800
4.45%, 09/29/2027	48,000	50,113
5.30%, 05/06/2044	34,000	39,923
8.13%, 07/15/2039	28,000	43,919
Citizens Financial Group, Inc.
4.30%, 12/03/2025	58,000	60,703
Commonwealth Bank of Australia
4.50%, 12/09/2025 (A)	200,000	204,103
Cooperatieve Rabobank UA
3.75%, 07/21/2026	455,000	438,330
Credit Agricole SA
3.88%, 04/15/2024 (A)	255,000	260,194
Danske Bank A/S
2.70%, 03/02/2022 (A)	200,000	191,240
HSBC Holdings PLC
Fixed until 05/18/2023, 3.95% (D), 05/18/2024	229,000	234,654
Fixed until 03/13/2027, 4.04% (D), 03/13/2028	650,000	661,001
4.38%, 11/23/2026	200,000	210,562
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	255,235
ING Groep NV
4.10%, 10/02/2023	580,000	595,253
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	213,099
4.58%, 12/10/2025	200,000	202,292
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/2039	250,000	234,132
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (D), 05/25/2026	625,000	612,412
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (A)	345,000	339,127

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (D), 11/01/2029	$ 338,000	$ 312,559
Fixed until 03/22/2024, 4.27% (D), 03/22/2025	200,000	208,326
Fixed until 05/08/2029, 4.45% (D), 05/08/2030	330,000	343,874
Santander Group Holdings PLC
4.75%, 09/15/2025 (A)	200,000	197,130
Societe Generale SA
3.00%, 01/22/2030 (A)	589,000	535,898
4.25%, 04/14/2025 (A)	200,000	194,759
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (D), 01/30/2026 (A)	220,000	208,440
Fixed until 01/20/2022, 4.25% (D), 01/20/2023 (A)	300,000	301,176
Fixed until 05/21/2029, 4.31% (D), 05/21/2030 (A)	200,000	200,015
5.20%, 01/26/2024 (A)	200,000	195,762
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	107,000	104,323
3.04%, 07/16/2029	440,000	436,888
Truist Bank
3.30%, 05/15/2026	200,000	205,347
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (D), 06/17/2027, MTN	470,000	484,305
3.75%, 01/24/2024, MTN	215,000	227,218
4.10%, 06/03/2026, MTN	258,000	274,013
4.40%, 06/14/2046, MTN	96,000	103,100
4.65%, 11/04/2044, MTN	184,000	201,867
4.75%, 12/07/2046, MTN	247,000	272,996
4.90%, 11/17/2045, MTN	112,000	127,683
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (D), 11/23/2031, MTN	180,000	182,438
4.42%, 07/24/2039 (E)	195,000	190,229

		18,458,133

Beverages - 0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	872,000	913,195
4.90%, 02/01/2046	365,000	397,545
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	240,000	246,887
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	250,000	255,037
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	275,000	268,668
Constellation Brands, Inc.
4.40%, 11/15/2025	100,000	100,863
5.25%, 11/15/2048	55,000	58,194
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	110,000	111,558
3.43%, 06/15/2027	50,000	50,955
4.42%, 05/25/2025	86,000	91,645
4.99%, 05/25/2038	124,000	137,937

		2,632,484

Biotechnology - 0.3%
AbbVie, Inc.
4.05%, 11/21/2039 (A)	858,000	882,547
4.40%, 11/06/2042	205,000	227,532
4.50%, 05/14/2035	200,000	226,857

		1,336,936

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.0% (F)
Johnson Controls International PLC
3.75%, 12/01/2021	$ 2,000	$ 1,975
Masco Corp.
6.50%, 08/15/2032	130,000	151,818

		153,793

Capital Markets - 1.6%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (A)	355,000	337,264
4.28%, 01/09/2028 (A)	300,000	306,972
Deutsche Bank AG
3.30%, 11/16/2022	200,000	187,390
3.70%, 05/30/2024	267,000	252,491
4.25%, 10/14/2021	200,000	191,187
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	292,000	296,319
Fixed until 06/05/2027, 3.69% (D), 06/05/2028	488,000	501,059
3.85%, 01/26/2027	1,590,000	1,639,417
4.25%, 10/21/2025	100,000	103,082
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (D), 11/28/2028 (A)	515,000	557,323
Fixed until 01/15/2029, 5.03% (D), 01/15/2030 (A)	700,000	717,753
Morgan Stanley
Fixed until 07/22/2027, 3.59% (D), 07/22/2028	356,000	361,473
3.63%, 01/20/2027	383,000	409,777
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	112,000	117,990
4.10%, 05/22/2023, MTN	150,000	153,105
4.35%, 09/08/2026, MTN	200,000	211,854
5.00%, 11/24/2025	269,000	294,484
Nomura Holdings, Inc.
2.65%, 01/16/2025	377,000	368,873
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (A)	200,000	194,228
3.49%, 05/23/2023 (A)	480,000	485,270

		7,687,311

Chemicals - 0.2%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	197,867
Albemarle Corp.
5.45%, 12/01/2044	50,000	58,061
Dow Chemical Co.
5.25%, 11/15/2041	45,000	45,495
DuPont de Nemours, Inc.
5.32%, 11/15/2038	100,000	112,321
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	83,000	97,197
5.00%, 09/26/2048	89,000	90,786
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	193,199
5.00%, 04/01/2049	80,000	96,446
Sherwin-Williams Co.
3.13%, 06/01/2024	70,000	69,619
Union Carbide Corp.
7.50%, 06/01/2025	175,000	196,431

		1,157,422

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Brambles USA, Inc.
4.13%, 10/23/2025 (A)	$ 100,000	$ 110,471
ERAC USA Finance LLC
4.50%, 08/16/2021 (A)	36,000	36,704
5.25%, 10/01/2020 (A)	48,000	48,766
5.63%, 03/15/2042 (A)	59,000	64,183

		260,124

Construction Materials - 0.0% (F)
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	198,808

Consumer Finance - 0.2%
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	174,076
Capital One Financial Corp.
3.75%, 04/24/2024	221,000	222,382
4.20%, 10/29/2025	50,000	49,426
Hyundai Capital America
3.00%, 03/18/2021 (A)	200,000	199,501
John Deere Capital Corp.
2.80%, 09/08/2027, MTN	200,000	197,283

		842,668

Containers & Packaging - 0.0% (F)
International Paper Co.
8.70%, 06/15/2038	50,000	71,631
Packaging Corp. of America
4.05%, 12/15/2049	140,000	138,688

		210,319

Diversified Consumer Services - 0.3%
Pepperdine University
3.30%, 12/01/2059	200,000	228,946
SART
4.75%, 07/15/2024	914,078	933,548
University of Southern California
3.23%, 10/01/2120	200,000	205,985

		1,368,479

Diversified Financial Services - 0.6%
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	150,000	114,354
4.13%, 08/01/2025 (A)	250,000	215,081
Brookfield Finance, Inc.
3.90%, 01/25/2028	84,000	86,176
4.70%, 09/20/2047	123,000	115,493
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	240,000	260,028
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,431,000	1,526,992
Jefferies Group LLC
6.45%, 06/08/2027	56,000	57,190
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	194,464
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	166,699

		2,736,477

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.55%, 06/01/2024	$ 425,000	$ 440,923
3.60%, 07/15/2025	260,000	275,469
4.30%, 12/15/2042	148,000	156,150
4.50%, 05/15/2035	525,000	559,530
Deutsche Telekom AG
3.63%, 01/21/2050 (A)	178,000	175,302
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	39,256
3.48%, 06/15/2050 (A)	226,000	227,299
Qwest Corp.
6.75%, 12/01/2021	148,000	153,372
Verizon Communications, Inc.
4.27%, 01/15/2036	330,000	383,272
4.40%, 11/01/2034	568,000	662,937
4.67%, 03/15/2055	160,000	203,480
4.86%, 08/21/2046	290,000	378,464
5.25%, 03/16/2037	183,000	232,432

		3,887,886

Electric Utilities - 1.4%
AEP Transmission Co. LLC
4.00%, 12/01/2046	93,000	94,004
Alabama Power Co.
4.10%, 01/15/2042	66,000	66,419
Appalachian Power Co.
6.70%, 08/15/2037	50,000	60,749
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023 (A)	400,000	419,224
Duke Energy Carolinas LLC
6.00%, 12/01/2028	100,000	122,201
Duke Energy Progress LLC
4.10%, 03/15/2043	75,000	82,890
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	230,000	226,341
Edison International
3.55%, 11/15/2024	200,000	198,630
5.75%, 06/15/2027	200,000	207,727
Emera US Finance, LP
4.75%, 06/15/2046	220,000	202,563
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	200,057
3.63%, 05/25/2027 (A)	220,000	223,142
Entergy Texas, Inc.
3.55%, 09/30/2049	100,000	101,267
Evergy Metro, Inc.
5.30%, 10/01/2041	100,000	119,914
Evergy, Inc.
2.90%, 09/15/2029	320,000	302,798
FirstEnergy Corp.
2.65%, 03/01/2030	320,000	298,305
3.40%, 03/01/2050	305,000	287,909
4.85%, 07/15/2047	53,000	57,934
Fortis, Inc.
3.06%, 10/04/2026	310,000	296,903
Hydro-Quebec
9.40%, 02/01/2021	250,000	267,291
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (A)	240,000	259,374
6.15%, 06/01/2037	70,000	93,652
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	60,735	72,892
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	202,800
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	105,000	102,089

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	$ 110,000	$ 115,644
Nevada Power Co.
5.38%, 09/15/2040	92,000	106,208
5.45%, 05/15/2041	50,000	60,215
New England Power Co.
3.80%, 12/05/2047 (A)	95,000	97,463
NRG Energy, Inc.
4.45%, 06/15/2029 (A)	220,000	222,581
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	60,970
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	38,000	36,094
Southern California Edison Co.
1.85%, 02/01/2022	20,000	19,793
4.05%, 03/15/2042	250,000	260,164
5.55%, 01/15/2036	70,000	80,878
6.05%, 03/15/2039	60,000	73,608
Toledo Edison Co.
6.15%, 05/15/2037	200,000	291,813
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	62,000	70,016
Tucson Electric Power Co.
4.85%, 12/01/2048	350,000	393,831
Virginia Electric & Power Co.
4.45%, 02/15/2044	28,000	31,702

		6,488,055

Electrical Equipment - 0.0% (F)
Eaton Corp.
4.00%, 11/02/2032	21,000	21,701
5.80%, 03/15/2037	100,000	130,728
7.63%, 04/01/2024	75,000	84,682

		237,111

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	66,000	61,088
3.88%, 01/12/2028	155,000	144,756
4.50%, 03/01/2023	30,000	29,631
Corning, Inc.
3.90%, 11/15/2049 (E)	148,000	143,899

		379,374

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	100,000	89,622
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029	145,000	109,255
Halliburton Co.
7.60%, 08/15/2096 (A)	50,000	47,401
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	227,000	210,898
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	81,000	79,575
3.50%, 01/15/2028 (A)	37,000	33,915

		570,666

Entertainment - 0.1%
Walt Disney Co.
7.30%, 04/30/2028	50,000	65,522
8.88%, 04/26/2023	80,000	95,565
9.50%, 07/15/2024	70,000	89,219

		250,306

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.8%
American Tower Corp.
3.70%, 10/15/2049	$ 300,000	$ 276,567
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	200,000	197,333
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	48,400
5.25%, 01/15/2023	70,000	72,980
Duke Realty, LP
3.25%, 06/30/2026	43,000	42,979
Essex Portfolio, LP
2.65%, 03/15/2032	255,000	226,251
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	174,000	185,573
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	108,000	101,617
Healthpeak Properties, Inc.
3.50%, 07/15/2029	260,000	254,055
3.88%, 08/15/2024	225,000	229,298
4.20%, 03/01/2024	30,000	30,067
Life Storage, LP
4.00%, 06/15/2029	305,000	309,687
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	210,656
Office Properties Income Trust
4.00%, 07/15/2022	196,000	191,696
ProLogis, LP
3.25%, 10/01/2026	53,000	54,190
Regency Centers, LP
2.95%, 09/15/2029	240,000	226,007
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A)	300,000	306,182
SITE Centers Corp.
3.63%, 02/01/2025	198,000	200,494
UDR, Inc.
2.95%, 09/01/2026, MTN	72,000	69,936
3.20%, 01/15/2030, MTN	265,000	260,770
Welltower, Inc.
2.70%, 02/15/2027	42,000	39,904
3.10%, 01/15/2030	225,000	212,436
6.50%, 03/15/2041	100,000	118,419

		3,865,497

Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	160,000	148,556
3.80%, 01/25/2050 (A)	280,000	245,527
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	241,000	240,287
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A)	245,000	260,672
CVS Pass-Through Trust
5.93%, 01/10/2034 (A)	206,451	235,346
8.35%, 07/10/2031 (A)	251,562	301,918
Kroger Co.
5.40%, 07/15/2040	12,000	14,029

		1,446,335

Food Products - 0.1%
Campbell Soup Co.
4.80%, 03/15/2048	95,000	113,248
Conagra Brands, Inc.
5.30%, 11/01/2038	60,000	65,239
General Mills, Inc.
4.00%, 04/17/2025	165,000	177,370
4.55%, 04/17/2038	45,000	47,727
Mead Johnson Nutrition Co.
4.60%, 06/01/2044	35,000	41,529

		445,113

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	$ 75,000	$ 81,382
4.15%, 01/15/2043	138,000	145,940
Boston Gas Co.
4.49%, 02/15/2042 (A)	26,000	26,999
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	120,173
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,697
Korea Gas Corp.
1.88%, 07/18/2021 (A)	200,000	201,627
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	59,000	52,718
4.40%, 06/01/2043	63,000	65,315
5.88%, 03/15/2041	146,000	165,341
Southwest Gas Corp.
3.80%, 09/29/2046	111,000	121,357

		1,039,549

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
4.90%, 11/30/2046	315,000	429,881
Becton Dickinson and Co.
3.73%, 12/15/2024	19,000	19,477
Boston Scientific Corp.
3.75%, 03/01/2026	95,000	99,627
4.55%, 03/01/2039	200,000	219,640
DH Europe Finance II Sarl
3.25%, 11/15/2039	134,000	132,463

		901,088

Health Care Providers & Services - 0.8%
Aetna, Inc.
4.50%, 05/15/2042	26,000	27,050
6.75%, 12/15/2037	50,000	65,050
Anthem, Inc.
4.63%, 05/15/2042	50,000	54,904
4.65%, 01/15/2043 - 08/15/2044	184,000	202,379
Cigna Corp.
4.80%, 07/15/2046	50,000	59,135
Cottage Health Obligated Group
3.30%, 11/01/2049	230,000	234,155
Hartford HealthCare Corp.
3.45%, 07/01/2054	490,000	464,523
HCA, Inc.
5.13%, 06/15/2039	245,000	252,798
Memorial Health Services
3.45%, 11/01/2049	445,000	455,010
NYU Langone Hospitals
3.38%, 07/01/2055	190,000	176,347
Partners Healthcare System, Inc.
3.34%, 07/01/2060	791,000	789,591
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	89,666
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,961
Texas Health Resources
4.33%, 11/15/2055	250,000	288,110
UnitedHealth Group, Inc.
3.50%, 08/15/2039	310,000	334,315
4.63%, 07/15/2035	140,000	166,618

		3,699,612

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	$ 105,000	$ 118,467
6.30%, 10/15/2037, MTN	63,000	80,129

		198,596

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
6.25%, 10/01/2039	150,000	140,956

Industrial Conglomerates - 0.2%
General Electric Co.
4.38%, 09/16/2020, MTN	700,000	700,404
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,087

		742,491

Insurance - 1.0%
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	200,000	207,662
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	200,000	258,338
American International Group, Inc.
4.70%, 07/10/2035	100,000	101,189
Assurant, Inc.
4.20%, 09/27/2023	225,000	239,034
Athene Global Funding
2.95%, 11/12/2026 (A)	805,000	772,147
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	83,000	99,732
4.40%, 05/15/2042	221,000	267,830
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (D)	207,000	207,000
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	42,000	47,750
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (D), 02/15/2069 (A)	290,000	341,333
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	100,000	103,670
Jackson National Life Global Funding
3.05%, 04/29/2026 (A)	245,000	262,897
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (A)	230,000	213,215
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (D), 02/24/2032	270,000	260,383
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (A)	35,000	32,390
7.63%, 11/15/2023 (A)	250,000	283,140
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	210,000	219,435
OneBeacon Holdings, Inc.
4.60%, 11/09/2022	200,000	215,505
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (D), 10/24/2067 (A)	124,000	105,841
Progressive Corp.
Fixed until 03/15/2023 (G), 5.38% (D)	140,000	118,513

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	$ 450,000	$ 544,047
Teachers Insurance & Annuity Association of America
4.90%, 09/15/2044 (A)	100,000	113,649

		5,014,700

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	230,000	274,751

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	86,000	88,822
Fiserv, Inc.
3.20%, 07/01/2026	135,000	139,437
4.40%, 07/01/2049	125,000	132,284
Global Payments, Inc.
4.15%, 08/15/2049	125,000	118,434

		478,977

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	77,000	77,849

Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	80,010
nVent Finance Sarl
4.55%, 04/15/2028	187,000	208,377
Otis Worldwide Corp.
2.57%, 02/15/2030 (A)	350,000	340,164
Parker-Hannifin Corp.
4.10%, 03/01/2047	58,000	59,311
4.45%, 11/21/2044, MTN	85,000	89,349
Xylem, Inc.
3.25%, 11/01/2026	33,000	34,925

		812,136

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	250,000	260,143
6.83%, 10/23/2055	125,000	147,528
Comcast Corp.
3.15%, 03/01/2026	208,000	217,973
3.20%, 07/15/2036	200,000	208,928
3.25%, 11/01/2039	235,000	242,587
3.45%, 02/01/2050	189,000	207,069
4.00%, 11/01/2049	150,000	176,929
4.20%, 08/15/2034	407,000	464,756
4.25%, 01/15/2033	223,000	260,530
4.60%, 10/15/2038	235,000	287,644
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	55,000	55,734
Discovery Communications LLC
6.35%, 06/01/2040	200,000	225,046
SES SA
3.60%, 04/04/2023 (A)	100,000	98,062
Time Warner Cable LLC
6.55%, 05/01/2037	300,000	336,556
7.30%, 07/01/2038	100,000	122,727
ViacomCBS, Inc.
4.00%, 01/15/2026	83,000	81,492
4.38%, 03/15/2043	93,000	82,418

		3,476,122

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Barrick Gold Corp.
6.45%, 10/15/2035	$ 40,000	$ 45,769
Nucor Corp.
6.40%, 12/01/2037	80,000	100,484
Steel Dynamics, Inc.
3.45%, 04/15/2030	122,000	110,405

		256,658

Multi-Utilities - 0.3%
CMS Energy Corp.
2.95%, 02/15/2027	97,000	95,556
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	48,038
4.15%, 05/15/2045	150,000	165,887
Dominion Energy, Inc.
2.85%, 08/15/2026	61,000	58,379
5.25%, 08/01/2033	100,000	106,440
NiSource, Inc.
6.25%, 12/15/2040	260,000	298,578
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	51,965
6.50%, 08/01/2038	45,000	61,835
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	30,697
6.63%, 11/15/2037	150,000	201,922
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	43,001
6.00%, 06/01/2026	50,000	60,371

		1,222,669

Multiline Retail - 0.0% (F)
Dollar General Corp.
4.13%, 05/01/2028	85,000	89,836

Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.
3.25%, 04/15/2022	7,000	5,256
4.75%, 04/15/2043	57,000	25,223
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	191,000	198,714
Buckeye Partners, LP
5.85%, 11/15/2043	100,000	66,970
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	230,078
Ecopetrol SA
4.13%, 01/16/2025	100,000	93,151
5.38%, 06/26/2026	116,000	112,752
5.88%, 09/18/2023	71,000	70,290
Enable Midstream Partners, LP
4.95%, 05/15/2028	80,000	48,238
Enbridge, Inc.
3.70%, 07/15/2027	65,000	61,695
4.50%, 06/10/2044	100,000	92,361
Fixed until 03/01/2028, 6.25% (D), 03/01/2078	150,000	112,500
Energy Transfer Operating, LP
4.75%, 01/15/2026	87,000	79,306
6.05%, 06/01/2041	225,000	195,913
Eni SpA
4.00%, 09/12/2023 (A)	200,000	194,146
5.70%, 10/01/2040 (A)	125,000	125,401

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eni USA, Inc.
7.30%, 11/15/2027	$ 70,000	$ 83,648
Enterprise Products Operating LLC
3.90%, 02/15/2024	158,000	161,504
4.20%, 01/31/2050	75,000	71,555
4.45%, 02/15/2043	151,000	142,635
4.95%, 10/15/2054	46,000	46,836
5.10%, 02/15/2045	39,000	38,348
5.75%, 03/01/2035	200,000	196,876
7.55%, 04/15/2038	151,000	174,677
EQM Midstream Partners, LP
5.50%, 07/15/2028	250,000	138,925
EQT Corp.
3.90%, 10/01/2027	116,000	80,005
Exxon Mobil Corp.
3.00%, 08/16/2039	300,000	300,064
Hess Corp.
6.00%, 01/15/2040	94,000	71,035
Kinder Morgan, Inc.
4.30%, 03/01/2028	375,000	367,715
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	61,749
4.20%, 12/01/2042	73,000	63,496
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	128,554
MPLX, LP
4.13%, 03/01/2027	104,000	88,618
4.50%, 04/15/2038	140,000	109,318
4.70%, 04/15/2048	16,000	12,384
4.80%, 02/15/2029	195,000	171,720
5.20%, 03/01/2047	54,000	44,551
5.25%, 01/15/2025 (A)	107,000	91,716
5.50%, 02/15/2049	135,000	113,851
Noble Energy, Inc.
3.25%, 10/15/2029	180,000	105,179
3.90%, 11/15/2024	120,000	98,975
6.00%, 03/01/2041	200,000	133,838
Occidental Petroleum Corp.
4.63%, 06/15/2045	39,000	16,530
7.88%, 09/15/2031	100,000	53,069
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	27,464
5.00%, 09/15/2023	65,000	59,369
6.65%, 10/01/2036	210,000	191,060
ONEOK, Inc.
3.40%, 09/01/2029	125,000	93,309
5.20%, 07/15/2048	220,000	172,477
Ovintiv, Inc.
7.20%, 11/01/2031	110,000	48,286
8.13%, 09/15/2030	100,000	46,172
Petroleos Mexicanos
6.35%, 02/12/2048	153,000	95,625
6.75%, 09/21/2047	201,000	130,931
Phillips 66 Partners, LP
3.15%, 12/15/2029	175,000	143,254
3.55%, 10/01/2026	34,000	30,681
4.90%, 10/01/2046	72,000	60,608
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	100,000	59,384
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	69,000	62,967
8.00%, 03/01/2032	56,000	67,267
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	116,571
5.95%, 09/25/2043	63,000	69,400

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.
5.95%, 12/01/2034	$ 140,000	$ 133,764
6.80%, 05/15/2038	50,000	51,968
7.88%, 06/15/2026	168,000	185,040
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	198,000	155,330
5.30%, 04/01/2044	50,000	39,318
TC PipeLines, LP
3.90%, 05/25/2027	70,000	66,080
Total Capital International SA
3.46%, 07/12/2049	285,000	290,521
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	162,000	177,052
6.20%, 10/15/2037	100,000	116,199
Williams Cos., Inc.
3.90%, 01/15/2025	68,000	62,612
4.85%, 03/01/2048	133,000	123,999

		7,756,073

Pharmaceuticals - 0.5%
Allergan Funding SCS
3.45%, 03/15/2022	139,000	144,329
3.85%, 06/15/2024	302,000	316,253
Allergan, Inc.
3.38%, 09/15/2020	67,000	67,720
AstraZeneca PLC
4.00%, 09/18/2042	80,000	89,714
6.45%, 09/15/2037	100,000	141,814
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,246
5.25%, 06/23/2045	9,000	11,303
Bristol-Myers Squibb Co.
3.90%, 02/20/2028 (A)	200,000	222,279
4.13%, 06/15/2039 (A)	179,000	214,226
5.00%, 08/15/2045 (A)	325,000	434,610
5.70%, 10/15/2040 (A)	114,000	157,275
Mylan NV
3.95%, 06/15/2026	70,000	69,079
Mylan, Inc.
5.40%, 11/29/2043	50,000	49,851
Pfizer, Inc.
3.90%, 03/15/2039	200,000	225,996
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	111,000	111,806
3.20%, 09/23/2026	319,000	322,694

		2,599,195

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	315,000	252,047
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	131,000	143,103
4.38%, 09/01/2042	88,000	98,943
5.15%, 09/01/2043	154,000	195,151
6.15%, 05/01/2037	70,000	91,189
CSX Corp.
3.35%, 09/15/2049	30,000	28,366
4.75%, 11/15/2048	100,000	115,122
Norfolk Southern Corp.
3.95%, 10/01/2042	35,000	35,641
4.05%, 08/15/2052	150,000	161,035
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (A)	250,000	216,861
Ryder System, Inc.
2.50%, 05/11/2020, MTN	113,000	112,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Union Pacific Corp.
4.10%, 09/15/2067	$ 80,000	$ 80,739
Union Pacific Railroad Co. Pass-Through Trust
4.70%, 01/02/2024	17,397	17,766

		1,548,933

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	140,000	150,418
Broadcom, Inc.
4.75%, 04/15/2029 (A)	670,000	679,616

		830,034

Software - 0.2%
Microsoft Corp.
3.50%, 02/12/2035	185,000	217,559
3.95%, 08/08/2056	208,000	262,131
Oracle Corp.
3.85%, 07/15/2036	129,000	135,636
3.90%, 05/15/2035	111,000	120,000
4.30%, 07/08/2034	23,000	26,543
VMware, Inc.
2.95%, 08/21/2022	288,000	286,499

		1,048,368

Specialty Retail - 0.2%
Home Depot, Inc.
3.13%, 12/15/2049	225,000	221,995
Lowe’s Cos., Inc.
3.65%, 04/05/2029	225,000	230,862
4.55%, 04/05/2049	152,000	163,977
4.65%, 04/15/2042	54,000	56,713
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	124,000	119,040

		792,587

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.95%, 09/11/2049	69,000	73,405
3.20%, 05/11/2027	143,000	154,715
3.45%, 02/09/2045	226,000	255,882
3.75%, 11/13/2047	50,000	59,957
3.85%, 08/04/2046	181,000	218,040
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	340,000	350,908

		1,112,907

Tobacco - 0.0% (F)
BAT Capital Corp.
4.54%, 08/15/2047	55,000	50,058

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	604,000	480,471
3.63%, 04/01/2027	70,000	58,793
BOC Aviation, Ltd.
2.38%, 09/15/2021 (A)	200,000	200,371
2.75%, 09/18/2022 (A)	200,000	205,691
International Lease Finance Corp.
5.88%, 08/15/2022	200,000	184,110
8.63%, 01/15/2022	200,000	199,217

		1,328,653

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.0% (F)
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	$ 100,000	$ 98,791

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.45%, 06/01/2029	85,000	90,608
4.00%, 12/01/2046	86,000	87,021

		177,629

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.63%, 04/22/2029	290,000	295,050
4.38%, 04/22/2049	200,000	225,800
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	125,000	125,046
Vodafone Group PLC
4.88%, 06/19/2049	210,000	231,690
5.25%, 05/30/2048	172,000	207,295

		1,084,881

Total Corporate Debt Securities (Cost $96,496,118)		96,579,517

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	202,502
5.00%, 06/15/2045	200,000	205,000
7.38%, 09/18/2037	100,000	124,500

		532,002

Israel - 1.1%
Israel Government AID Bond
5.50%, 09/18/2033	100,000	146,728
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	936,653
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	3,480,000	3,299,251
Series 2004-Z,
08/15/2023	1,000,000	962,240

		5,344,872

Mexico - 0.4%
Mexico Government International Bond
3.75%, 01/11/2028	210,000	208,742
4.13%, 01/21/2026	200,000	205,002
4.35%, 01/15/2047	104,000	101,038
4.50%, 01/31/2050 (E)	740,000	731,497
4.60%, 01/23/2046	448,000	445,675
4.75%, 03/08/2044, MTN	60,000	60,391

		1,752,345

Panama - 0.1%
Panama Government International Bond
3.87%, 07/23/2060	385,000	386,925
4.50%, 04/16/2050	200,000	218,002

		604,927

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (F)
Peru Government International Bond
5.63%, 11/18/2050	$ 36,000	$ 53,640

Total Foreign Government Obligations (Cost $8,010,697)		8,287,786

MORTGAGE-BACKED SECURITIES - 5.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	178,049	182,422
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	128,354	117,819
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	43,927	37,317
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 3.80% (D), 07/25/2035	224,563	31,450
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 4.12% (D), 06/25/2035	481,962	78,206
Series 2005-J1, Class 1A4,
(1.00) * 1-Month LIBOR + 5.10%, 4.15% (D), 02/25/2035	21,539	577
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	100,000	100,992
Series 2014-520M, Class C,
4.21% (D), 08/15/2046 (A)	200,000	170,930
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.44% (D), 03/20/2035	9,798	9,777
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	16,156	12,188
Series 2005-7, Class 30,
11/25/2035	17,737	14,326
Series 2005-8, Class 30,
01/25/2036	5,402	3,858
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.56% (D), 11/25/2033	29,696	27,921
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	546,228
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	67,000	66,863
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 1.59% (D), 07/25/2034	43,215	42,870
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.84% (D), 02/25/2036	35,443	33,031
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (D), 09/11/2042	39,769	39,655
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	196,911	201,674

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.36% (D), 02/25/2037	$ 51,301	$ 46,967
Series 2007-A2, Class 2A1,
4.13% (D), 06/25/2035	24,010	21,707
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	51,338	49,151
Series 2004-3, Class A4,
5.75%, 04/25/2034	30,803	29,595
Series 2004-7, Class 2A1,
4.52% (D), 06/25/2034	12,913	12,187
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	259	261
Series 2004-HYB1, Class 2A,
3.59% (D), 05/20/2034	9,522	8,350
Series 2005-22, Class 2A1,
3.56% (D), 11/25/2035	84,593	70,312
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	10,876	11,013
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (D), 04/12/2035 (A)	125,000	123,921
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	445,258
Series 2018-HOME, Class A,
3.82% (D), 04/10/2033 (A)	1,160,000	1,256,965
Series 2020-CBM,Class C,
3.40%, 02/10/2037 (A)	880,000	719,616
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.51% (D), 07/10/2038	7,668	7,618
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	15,716	15,995
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	25,429	25,882
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	750,000	743,594
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 1.30% (D), 03/25/2035 (A)	127,594	106,604
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.30% (D), 09/25/2035 (A)	81,733	64,569
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	37,613	36,772
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	19,125	18,867
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	40,013	40,249
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	56,143	38,507
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (D), 08/25/2022 (A)	1,135,000	1,138,985
Series 2018-RPL1, Class A,
4.25% (D), 06/25/2023 (A)	1,160,000	1,153,954

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 1.30% (D), 05/25/2036	$ 49,058	$ 39,627
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 1.30% (D), 08/25/2036	6,002	5,806
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	765,000	739,390
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (D), 05/15/2045	35,622	5
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
4.12% (D), 11/25/2033	17,063	15,803
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	150,092
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	770,000	706,435
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,360,000	1,234,239
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.56% (D), 04/21/2034	22,699	21,113
Series 2004-13, Class 3A7,
4.68% (D), 11/21/2034	12,721	12,002
Series 2004-3, Class 4A2,
3.44% (D), 04/25/2034	9,354	7,381
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	1,472	1,438
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (A)	9,726	7,080
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 1.57% (D), 10/25/2028	192,507	176,677
Series 2004-1, Class 2A1,
3.64% (D), 12/25/2034	39,745	36,211
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 1.41% (D), 04/25/2029	125,347	110,083
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	147,971	148,569
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,020,000	995,600
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (A)	890,000	829,298
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	8,867	8,605
Series 2003-A1, Class A5,
7.00%, 04/25/2033	10,096	10,560
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	129,503	28,854

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month LIBOR + 16.62%, 14.64% (D), 10/25/2017	$ 52	$ 47
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	215	215
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,392
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,348,159	1,443,591
Series 2019-3, Class MB,
3.50%, 10/25/2058	569,076	626,529
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,191,218	1,288,667
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 1.53% (D), 04/20/2033	81,656	73,996
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.37% (D), 12/20/2034	69,294	60,402
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 1.47% (D), 09/20/2034	163,323	146,757
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 1.45% (D), 10/20/2034	118,359	103,040
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.87% (D), 02/25/2034	156,571	140,735
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 1.45% (D), 01/19/2034	211,279	188,364
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 1.45% (D), 03/19/2034	176,937	157,638
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.41% (D), 10/19/2034	30,075	26,948
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.00% (D), 07/19/2035	91,888	81,087
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.51% (D), 12/25/2044	55,559	50,657
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class C,
5.52% (D), 08/15/2039	240,000	238,214
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (D), 09/25/2022	946,000	844,989
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	1,600,000	1,274,283
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	231,000	235,523
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	130,000	131,141
Series 2012-C2, Class XA,
1.30% (D), 05/10/2063 (A)	721,532	17,319

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust (continued)
Series 2013-C6, Class A4,
3.24%, 04/10/2046	$ 286,000	$ 290,914
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (D), 12/15/2020	1,200,000	1,200,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	541,621
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	399,125
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (D), 03/15/2045 (A)	52,276	1
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.11% (D), 10/25/2033	60,195	52,749
Series 2003-AR6, Class A1,
4.68% (D), 06/25/2033	16,828	15,661
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	39,776	40,785
Series 2003-S9, Class A8,
5.25%, 10/25/2033	33,547	34,078
Series 2004-AR3, Class A2,
4.37% (D), 06/25/2034	9,980	8,940
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	107,559	88,933
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 4.10% (D), 04/25/2035	344,610	48,359
Series 2005-3, Class CX,
5.50%, 05/25/2035	119,527	20,319
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	490	409
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	14,727	14,708
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,106,148

Total Mortgage-Backed Securities (Cost $25,093,267)		24,340,155

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	65,000	85,031
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	370,000	381,041

		466,072

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	$ 225,000	$ 248,558
5.65%, 11/01/2040	155,000	208,425

		456,983

Ohio - 0.1%
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	106,000	111,056
4.80%, 06/01/2111	130,000	156,590

		267,646

Total Municipal Government Obligations (Cost $1,076,992)		1,190,701

U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.1%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 1.25% (D), 07/15/2042 - 03/15/2044	1,312,696	1,318,440
3.00%, 08/15/2042 - 01/15/2044	2,304,157	2,501,116
3.50%, 01/01/2032 - 06/01/2043	2,129,976	2,298,246
6-Month LIBOR + 1.67%, 3.54% (D), 08/01/2036	19,863	20,237
12-Month LIBOR + 1.67%, 3.65% (D), 11/01/2036	22,915	23,379
6-Month LIBOR + 1.75%, 3.65% (D), 07/01/2036	27,903	28,486
12-Month LIBOR + 1.69%, 3.81% (D), 12/01/2036	2,743	2,769
6-Month LIBOR + 1.89%, 3.81% (D), 03/01/2037	16,003	16,427
6-Month LIBOR + 1.73%, 3.82% (D), 10/01/2036	18,787	19,136
1-Year CMT + 2.25%, 3.88% (D), 01/01/2035	23,623	23,943
6-Month LIBOR + 2.11%, 3.99% (D), 02/01/2037	26,048	26,637
4.00%, 06/01/2042 - 04/01/2049	4,334,619	4,696,661
1-Year CMT + 2.25%, 4.24% (D), 02/01/2036	53,446	54,125
1-Year CMT + 2.36%, 4.36% (D), 10/01/2036	15,857	16,223
1-Year CMT + 2.37%, 4.41% (D), 09/01/2034	31,079	31,549
4.50%, 05/01/2041 - 06/01/2048	1,359,064	1,482,403
12-Month LIBOR + 1.94%, 4.73% (D), 06/01/2036	63,485	64,416
1-Year CMT + 2.25%, 4.75% (D), 05/01/2036	16,236	16,302
5.50%, 08/01/2038	24,869	28,187
6.00%, 01/01/2034 - 12/01/2034	55,961	60,125
6.50%, 11/01/2036	18,652	21,791
7.00%, 01/01/2031	47,937	54,625
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 2.22% (D), 09/25/2022	114,019	112,435
2.27%, 01/25/2023	1,500,000	1,545,006
2.60% (H), 09/25/2020	3,677	3,680
2.62%, 01/25/2023	1,250,000	1,303,337
2.72%, 07/25/2026	896,000	984,225
2.77%, 05/25/2025	750,000	804,395
2.81%, 09/25/2024	591,000	634,120

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.93%, 01/25/2023	$ 485,021	$ 510,311
3.08%, 01/25/2031	1,179,000	1,339,463
3.09% (D), 04/25/2028	465,000	517,790
3.30% (D), 11/25/2027	553,000	627,255
3.69%, 01/25/2029	495,000	581,148
3.85% (D), 05/25/2028	1,340,000	1,563,892
3.90% (D), 08/25/2028	860,000	1,024,630
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.05% (D), 06/15/2043	862,983	847,750
1-Month LIBOR + 0.40%, 1.10% (D), 10/15/2041	254,202	252,973
1-Month LIBOR + 0.44%, 1.14% (D), 02/15/2037	7,347	7,298
1-Month LIBOR + 0.45%, 1.15% (D), 08/15/2039	106,782	106,898
1-Month LIBOR + 0.55%, 1.25% (D), 08/15/2037	422,732	420,934
1-Month LIBOR + 0.68%, 1.38% (D), 11/15/2037	228,493	228,586
1-Month LIBOR + 0.40%, 2.06% (D), 07/15/2037	152,224	152,006
3.50%, 03/15/2035	2,000,000	2,323,272
4.00%, 12/15/2041	269,141	299,154
5.00%, 12/15/2022 - 05/15/2041	510,447	598,069
5.50%, 12/15/2022 - 05/15/2038	443,542	509,359
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (D), 05/15/2041	66,854	74,488
6.00%, 05/15/2027 - 04/15/2036	807,597	930,019
6.38%, 03/15/2032	62,068	73,039
6.40%, 11/15/2023	13,832	14,664
6.50%, 08/15/2031 - 07/15/2036	366,812	429,631
7.00%, 03/15/2024 - 05/15/2032	526,247	617,030
7.25%, 09/15/2030 - 12/15/2030	127,799	153,203
7.50%, 02/15/2023 - 08/15/2030	46,039	51,825
8.00%, 01/15/2030	109,303	132,478
(1.25) * 1-Month LIBOR + 10.13%, 9.24% (D), 07/15/2032	36,575	44,733
(2.00) * 1-Month LIBOR + 13.29%, 11.88% (D), 07/15/2033	28,913	38,623
(1.83) * 1-Month LIBOR + 14.76%, 13.47% (D), 09/15/2033	5,324	7,528
(3.33) * 1-Month LIBOR + 17.50%, 15.15% (D), 02/15/2040	64,066	93,331
(3.67) * 1-Month LIBOR + 24.49%, 21.91% (D), 06/15/2034	23,859	30,598
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.33% (D), 01/15/2040	69,857	3,727
(1.00) * 1-Month LIBOR + 6.00%, 5.30% (D), 11/15/2037 - 02/15/2039	86,860	16,438
(1.00) * 1-Month LIBOR + 6.20%, 5.50% (D), 06/15/2038	178,570	30,118
(1.00) * 1-Month LIBOR + 6.37%, 5.67% (D), 10/15/2037	382,819	77,890
(1.00) * 1-Month LIBOR + 6.42%, 5.72% (D), 11/15/2037	41,237	7,864
(1.00) * 1-Month LIBOR + 6.80%, 6.10% (D), 04/15/2038	34,056	5,191
(1.00) * 1-Month LIBOR + 7.10%, 6.40% (D), 07/15/2036	9,876	1,622
(1.00) * 1-Month LIBOR + 8.00%, 7.30% (D), 03/15/2032	23,452	4,378

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
12/15/2032 - 01/15/2040	$ 155,626	$ 146,195
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.17% (D), 10/25/2044	147,711	145,324
5.37% (D), 07/25/2032	128,201	144,243
6.50%, 02/25/2043	123,227	149,932
7.00%, 02/25/2043	37,446	46,049
7.50% (D), 08/25/2042	55,215	72,318
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	35,355	6,203
Federal National Mortgage Association
1-Month LIBOR + 0.26%, 1.21% (D), 11/25/2046	106,310	104,741
1-Month LIBOR + 0.55%, 1.50% (D), 08/25/2042	337,496	340,179
1-Month LIBOR + 0.35%, 1.98% (D), 09/25/2042	366,830	361,978
1-Month LIBOR + 0.48%, 2.00% (D), 09/01/2024	891,604	889,155
2.38%, 10/01/2026	992,797	1,059,989
2.41%, 11/01/2029	1,680,873	1,796,610
2.42%, 10/01/2029	1,400,000	1,500,972
2.46%, 02/01/2023	835,102	866,379
2.49%, 05/25/2026	1,000,000	1,055,007
2.57%, 08/01/2028	2,834,360	3,066,230
1-Month LIBOR + 0.93%, 2.58% (D), 11/25/2022	148,728	148,332
2.70% (D), 04/01/2023	1,117,729	1,170,099
2.70%, 07/01/2026	1,491,225	1,615,936
2.79% (D), 06/01/2023	723,613	759,705
2.92%, 12/01/2024	995,783	1,073,229
2.97%, 06/01/2030	1,321,000	1,483,580
2.98%, 08/25/2029	733,000	799,999
3.00%, 01/01/2043	520,523	553,557
3.02% (D), 08/25/2024	636,000	675,278
3.03%, 12/01/2021	419,463	428,982
3.05% (D), 03/25/2028	546,000	595,367
3.08% (D), 06/25/2027	1,016,000	1,101,076
3.08%, 01/01/2028	2,000,000	2,228,736
3.09% (D), 04/25/2027 - 02/25/2030	1,559,000	1,689,603
3.10%, 09/01/2025	977,736	1,071,710
3.12%, 11/01/2026	961,283	1,062,278
3.18% (D), 04/25/2029	937,000	1,038,708
3.24%, 10/01/2026 - 12/01/2026	1,903,465	2,120,750
3.29%, 08/01/2026	2,490,131	2,777,198
3.30%, 12/01/2026 - 03/01/2029	2,165,007	2,446,921
3.33%, 05/01/2028	2,040,107	2,309,364
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,260,566
3.36%, 12/01/2027	1,025,935	1,157,315
3.38%, 12/01/2023	1,445,407	1,557,639
3.38% (D), 07/25/2028	997,000	1,108,469
3.42%, 05/01/2024	600,000	652,775
3.45%, 01/01/2024	950,590	1,026,496
3.50%, 12/01/2027 - 01/01/2044	5,334,638	5,815,690
3.55% (D), 09/25/2028	1,000,000	1,140,871
3.57%, 07/01/2028 - 01/01/2031	2,746,608	3,171,535
3.59% (H), 10/01/2020	58,656	58,654
3.63% (D), 11/25/2028	1,710,000	1,941,059
3.64% (D), 08/25/2030	1,100,000	1,256,220
3.66%, 10/01/2028	1,174,739	1,347,917
3.67%, 09/01/2028	1,142,000	1,315,983
3.74%, 07/01/2023	474,428	511,795
3.76%, 06/25/2021 - 12/01/2035	1,879,018	2,151,187

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.79%, 3.79% (D), 01/01/2038	$ 6,855	$ 6,912
3.80%, 02/01/2031	1,378,982	1,613,840
3.81%, 12/01/2028	730,000	851,367
3.86%, 07/01/2021	851,071	868,734
3.92%, 08/01/2021	1,346,273	1,377,996
3.94%, 07/01/2021	500,000	514,477
3.97%, 06/01/2021 - 07/01/2021	871,591	889,412
3.98%, 08/01/2021	868,245	888,916
3.99%, 07/01/2021	132,353	135,242
4.00%, 07/01/2042 - 08/01/2048	4,068,771	4,414,236
4.02%, 08/01/2021 - 11/01/2028	1,452,403	1,541,129
4.05%, 08/01/2021	699,965	717,224
4.06%, 07/01/2021	942,650	963,908
1-Year CMT + 2.23%, 4.13% (D), 01/01/2036	19,709	19,980
4.25%, 04/01/2021	500,000	507,965
4.26% (D), 06/01/2021	219,374	227,058
4.30% (D) (H), 04/01/2020	21,530	21,499
4.45%, 07/01/2026	434,542	502,376
5.00%, 05/01/2023 - 06/01/2048	1,390,962	1,504,823
5.50%, 07/01/2022 - 05/01/2036	132,005	143,427
6.00%, 12/01/2032 - 11/01/2037	273,081	308,189
6.50% (H), 08/01/2020	298	299
6.50%, 12/01/2022 - 10/01/2036	41,911	48,875
8.00%, 11/01/2037	3,628	3,993
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.30%, 1.25% (D), 08/25/2041	149,582	147,638
1-Month LIBOR + 0.35%, 1.30% (D), 04/25/2035 - 08/25/2036	60,185	59,370
1-Month LIBOR + 0.40%, 1.35% (D), 10/25/2042	380,148	373,817
1-Month LIBOR + 0.50%, 1.45% (D), 05/25/2035 - 10/25/2042	760,277	753,144
1-Month LIBOR + 0.25%, 1.94% (D), 06/27/2036	20,450	20,115
3.00%, 01/25/2046	419,751	442,632
4.00%, 10/25/2025 - 04/25/2033	641,042	687,360
4.50%, 07/25/2029	1,000,000	1,145,964
5.00%, 09/25/2023 - 08/25/2040	1,185,523	1,390,682
5.26% (D), 12/25/2042	92,299	101,478
(1.33) * 1-Month LIBOR + 7.47%, 5.36% (D), 08/25/2033	43,380	51,285
5.50%, 04/25/2023 - 07/25/2038	926,330	1,035,298
5.75%, 06/25/2033	139,636	164,681
5.78% (D), 10/25/2042 - 12/25/2042	66,073	74,252
6.00% (D), 07/25/2023	38,715	41,324
6.00%, 11/25/2032 - 11/25/2039	294,954	338,179
6.50%, 02/25/2022 - 05/25/2044	331,229	392,395
7.00%, 03/25/2031 - 11/25/2041	592,739	718,500
8.00%, 05/25/2022	3,877	4,077
(1.88) * 1-Month LIBOR + 11.28%, 9.50% (D), 07/25/2035	68,988	90,353
(2.50) * 1-Month LIBOR + 13.75%, 9.80% (D), 07/25/2033	17,043	21,862
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (D), 03/25/2032	3,015	3,806
(1.67) * 1-Month LIBOR + 12.50%, 10.92% (D), 09/25/2033	7,163	9,101
(2.00) * 1-Month LIBOR + 14.00%, 12.11% (D), 03/25/2038	4,963	6,343
(1.83) * 1-Month LIBOR + 14.48%, 12.75% (D), 12/25/2032	4,711	6,324
(2.75) * 1-Month LIBOR + 16.50%, 13.90% (D), 05/25/2034	15,017	20,729

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(2.00) * 1-Month LIBOR + 15.50%, 14.28% (D), 11/25/2031	$ 16,992	$ 24,026
(2.50) * 1-Month LIBOR + 17.38%, 15.01% (D), 07/25/2035	52,175	78,098
(2.75) * 1-Month LIBOR + 19.53%, 16.92% (D), 04/25/2034 - 05/25/2034	91,597	139,669
(3.50) * 1-Month LIBOR + 23.10%, 19.79% (D), 06/25/2035	30,397	35,491
(4.00) * 1-Month LIBOR + 24.00%, 20.21% (D), 05/25/2034	7,487	11,822
(3.67) * 1-Month LIBOR + 24.57%, 21.10% (D), 03/25/2036	16,447	27,339
(3.25) * 1-Month LIBOR + 25.19%, 22.11% (D), 02/25/2032	2,326	3,450
(4.00) * 1-Month LIBOR + 26.20%, 22.41% (D), 10/25/2036	5,730	9,542
(4.00) * 1-Month LIBOR + 26.56%, 22.77% (D), 12/25/2036	6,537	10,406
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.90% (D), 08/25/2042	247,721	5,380
1.80% (D), 01/25/2038	26,411	1,136
2.17% (D), 04/25/2041	46,789	2,892
(1.00) * 1-Month LIBOR + 5.85%, 4.90% (D), 09/25/2038	118,642	15,388
(1.00) * 1-Month LIBOR + 5.91%, 4.96% (D), 02/25/2038	60,555	10,918
(1.00) * 1-Month LIBOR + 6.10%, 5.15% (D), 06/25/2037	28,741	4,536
(1.00) * 1-Month LIBOR + 6.18%, 5.23% (D), 12/25/2039	10,006	1,364
(1.00) * 1-Month LIBOR + 6.20%, 5.25% (D), 03/25/2038	9,990	1,239
(1.00) * 1-Month LIBOR + 6.42%, 5.47% (D), 04/25/2040	17,203	2,739
(1.00) * 1-Month LIBOR + 6.50%, 5.55% (D), 06/25/2023	3,463	110
(1.00) * 1-Month LIBOR + 6.53%, 5.58% (D), 01/25/2041	245,831	52,726
(1.00) * 1-Month LIBOR + 6.54%, 5.59% (D), 09/25/2037	39,919	8,348
(1.00) * 1-Month LIBOR + 6.55%, 5.60% (D), 02/25/2039	28,843	5,740
(1.00) * 1-Month LIBOR + 6.58%, 5.63% (D), 06/25/2036	26,704	4,913
(1.00) * 1-Month LIBOR + 6.70%, 5.75% (D), 03/25/2036	470,010	101,808
(1.00) * 1-Month LIBOR + 7.15%, 6.20% (D), 07/25/2037	72,042	18,092
6.50%, 05/25/2033	19,898	4,586
7.00%, 06/25/2033	26,281	6,363
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	1,572,659	1,402,904
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	40,027	37,867
05/15/2030, MTN	400,000	340,676
FREMF Mortgage Trust
3.58% (D), 11/25/2049 (A)	529,000	499,633
3.68% (D), 01/25/2048 (A)	760,000	735,788
3.84% (D), 07/25/2049 (A)	420,000	415,542
4.07% (D), 11/25/2047 (A)	490,000	465,225

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
1.65%, 01/20/2063	$ 297,330	$ 296,864
1-Month LIBOR + 0.30%, 1.96% (D), 08/20/2060	1,245	1,225
2.00%, 05/16/2049	111,362	111,735
1-Month LIBOR + 0.34%, 2.00% (D), 12/20/2062	221,289	217,604
1-Month LIBOR + 0.40%, 2.06% (D), 12/20/2060	529,691	522,485
1-Month LIBOR + 0.41%, 2.07% (D), 03/20/2063	542,046	534,888
2.08% (D), 07/16/2048	34,007	34,061
1-Month LIBOR + 0.43%, 2.09% (D), 04/20/2060	5,396	5,346
1-Month LIBOR + 0.45%, 2.11% (D), 03/20/2060 - 08/20/2067	1,344,982	1,329,544
1-Month LIBOR + 0.47%, 2.13% (D), 07/20/2064 - 08/20/2065	2,581,965	2,541,125
1-Month LIBOR + 0.48%, 2.14% (D), 02/20/2065	1,040,551	1,039,699
1-Month LIBOR + 0.50%, 2.16% (D), 06/20/2064 - 07/20/2064	2,891,266	2,837,475
1-Month LIBOR + 0.52%, 2.18% (D), 10/20/2062 - 09/20/2065	762,097	751,063
1-Month LIBOR + 0.55%, 2.21% (D), 07/20/2062	4,043	4,026
1-Month LIBOR + 0.58%, 2.24% (D), 09/20/2062 - 05/20/2066	443,904	441,694
1-Month LIBOR + 0.65%, 2.31% (D), 01/20/2064 - 03/20/2064	2,031,340	2,015,439
1-Month LIBOR + 0.66%, 2.32% (D), 12/20/2065	416,762	411,580
1-Month LIBOR + 0.70%, 2.36% (D), 05/20/2061	4,395	4,373
2.50%, 09/16/2056	44,992	45,383
1-Month LIBOR + 1.00%, 2.66% (D), 12/20/2066	442,714	441,232
3.50%, 11/20/2039 - 06/20/2046	1,591,069	1,682,549
4.50%, 05/20/2048 - 11/20/2049	9,966,951	10,812,466
4.79% (D), 10/20/2043	632,913	727,617
5.00%, 04/16/2023	119	119
5.49% (D), 01/20/2038	291,638	343,782
5.50%, 01/16/2033 - 09/20/2039	1,093,347	1,253,199
5.57% (D), 07/20/2040	216,883	255,473
5.87% (D), 12/20/2038	81,230	94,882
6.00%, 09/20/2038 - 08/20/2039	154,720	175,641
6.50%, 06/20/2033	515,920	597,665
9.00%, 05/16/2027	6,891	6,890
(2.00) * 1-Month LIBOR + 13.40%, 11.85% (D), 10/20/2037	19,705	23,242
(2.41) * 1-Month LIBOR + 16.43%, 14.74% (D), 06/17/2035	11,996	15,520
(2.20) * 1-Month LIBOR + 16.72%, 15.17% (D), 05/18/2034	552	686
(2.75) * 1-Month LIBOR + 19.66%, 17.72% (D), 04/16/2034	32,135	49,145
(3.00) * 1-Month LIBOR + 20.21%, 17.89% (D), 09/20/2037	8,414	11,394
(3.50) * 1-Month LIBOR + 23.28%, 20.57% (D), 04/20/2037	29,555	45,405
(4.91) * 1-Month LIBOR + 29.46%, 25.67% (D), 09/20/2034	15,917	25,841
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 4.93% (D), 12/20/2038	33,908	4,402
(1.00) * 1-Month LIBOR + 5.83%, 5.06% (D), 02/20/2038	56,887	7,511

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.00%, 5.23% (D), 11/20/2037	$ 52,633	$ 6,761
(1.00) * 1-Month LIBOR + 6.08%, 5.31% (D), 06/20/2039	35,544	4,834
(1.00) * 1-Month LIBOR + 6.10%, 5.33% (D), 10/20/2034	70,937	10,303
(1.00) * 1-Month LIBOR + 6.10%, 5.40% (D), 02/16/2039	20,565	2,736
(1.00) * 1-Month LIBOR + 6.20%, 5.43% (D), 03/20/2037 - 06/20/2038	114,077	18,038
(1.00) * 1-Month LIBOR + 6.27%, 5.50% (D), 04/20/2039	44,248	5,665
5.50%, 10/16/2037	67,910	5,013
(1.00) * 1-Month LIBOR + 6.30%, 5.53% (D), 09/20/2035 - 03/20/2039	143,065	26,870
(1.00) * 1-Month LIBOR + 6.40%, 5.70% (D), 05/16/2038 - 06/16/2039	131,261	21,463
(1.00) * 1-Month LIBOR + 6.47%, 5.77% (D), 06/16/2037	40,198	5,741
(1.00) * 1-Month LIBOR + 6.55%, 5.78% (D), 11/20/2037 - 12/20/2037	49,433	7,070
(1.00) * 1-Month LIBOR + 6.75%, 5.98% (D), 07/20/2037	91,991	13,684
(1.00) * 1-Month LIBOR + 6.78%, 6.00% (D), 08/20/2037	62,958	11,231
(1.00) * 1-Month LIBOR + 6.81%, 6.11% (D), 04/16/2037	31,180	5,414
6.50%, 03/20/2039	25,659	5,738
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	120,022	114,401
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	275,000	251,291
Tennessee Valley Authority
4.25%, 09/15/2065	397,000	570,949
4.63%, 09/15/2060	257,000	386,086
5.88%, 04/01/2036	698,000	1,066,560
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 03/15/2032	1,050,000	929,912
01/15/2038	150,000	96,297
Uniform Mortgage-Backed Security
3.50%, TBA (I)	5,000,000	5,284,108
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	207,823	238,929

Total U.S. Government Agency Obligations (Cost $158,600,149)		167,785,416

U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury - 20.9%
U.S. Treasury Bond
2.00%, 02/15/2050 (E)	4,008,000	4,643,174
2.25%, 08/15/2046	1,133,100	1,367,776
2.25%, 08/15/2049 (E)	460,000	560,391
2.38%, 11/15/2049 (E)	4,140,000	5,157,858
2.50%, 02/15/2045 - 02/15/2046	4,000,000	5,027,089
2.75%, 11/15/2042	3,200,000	4,139,250
2.88%, 05/15/2043 - 08/15/2045	2,570,000	3,397,934
3.00%, 11/15/2044 - 02/15/2048	335,000	461,984
3.13%, 02/15/2043 - 05/15/2048	1,184,000	1,639,314

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.63%, 08/15/2043 - 02/15/2044	$ 1,354,000	$ 2,002,818
3.75%, 11/15/2043	2,923,000	4,400,485
3.88%, 08/15/2040	130,000	195,117
U.S. Treasury Bond, Principal Only STRIPS
05/15/2022 - 05/15/2034 (E)	6,620,000	6,200,171
11/15/2022 - 08/15/2041	24,025,000	22,427,699
U.S. Treasury Note
1.13%, 09/30/2021	2,060,000	2,088,325
1.25%, 07/31/2023	3,000,000	3,093,164
1.38%, 08/31/2023 - 09/30/2023	4,500,000	4,666,055
1.50%, 02/15/2030 (E)	247,000	265,940
1.63%, 08/15/2022 - 08/15/2029	6,140,000	6,401,231
1.75%, 07/15/2022 - 12/31/2026	9,948,000	10,350,189
1.88%, 11/30/2021	1,700,000	1,747,414
2.00%, 10/31/2021 - 02/15/2025	1,681,000	1,803,684
2.00%, 02/15/2023 (E)	3,000,000	3,147,891
2.13%, 02/29/2024 - 05/15/2025 (E)	3,683,000	3,964,742
2.25%, 11/15/2024 (E)	238,000	258,435
2.75%, 05/31/2023	184,000	198,224
2.88%, 04/30/2025 (E)	265,000	297,959

		99,904,313

U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Indexed Bond
2.13%, 02/15/2040	238,678	333,433
2.50%, 01/15/2029	120,139	147,304
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	258,696	255,114

		735,851

Total U.S. Government Obligations (Cost $87,442,369)		100,640,164

	Shares	Value
OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (H)	9,816,354	9,816,354

Total Other Investment Company (Cost $9,816,354)		9,816,354

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 0.00% (H), dated 03/31/2020, to be repurchased at $12,977,468 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $13,238,551.	$ 12,977,468	12,977,468

Total Repurchase Agreement (Cost $12,977,468)		12,977,468

Total Investments (Cost $472,204,558)		489,907,698
Net Other Assets (Liabilities) - (2.6)%		(12,218,452)

Net Assets - 100.0%		$ 477,689,246

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$66,222,117	$2,068,020	$68,290,137
Corporate Debt Securities	—	96,579,517	—	96,579,517
Foreign Government Obligations	—	8,287,786	—	8,287,786
Mortgage-Backed Securities	—	24,340,155	—	24,340,155
Municipal Government Obligations	—	1,190,701	—	1,190,701
U.S. Government Agency Obligations	—	167,785,416	—	167,785,416
U.S. Government Obligations	—	100,640,164	—	100,640,164
Other Investment Company	9,816,354	—	—	9,816,354
Repurchase Agreement	—	12,977,468	—	12,977,468

Total Investments	$9,816,354	$478,023,324	$2,068,020	$489,907,698

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $97,622,383, representing 20.4% of the Portfolio’s net assets.
(B)	Securities are Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $2,068,020, representing 0.4% of the Portfolio’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,847,622, collateralized by cash collateral of $9,816,354 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,501,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rates disclosed reflect the yields at March 31, 2020.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.7%
General Dynamics Corp.	26,045	$ 3,446,014
Northrop Grumman Corp.	35,991	10,889,077
United Technologies Corp.	135,769	12,807,090

		27,142,181

Airlines - 0.3%
Delta Air Lines, Inc.	69,479	1,982,236
Southwest Airlines Co.	50,435	1,795,990
United Airlines Holdings, Inc. (A)	17,138	540,704

		4,318,930

Auto Components - 0.1%
Magna International, Inc.	65,790	2,100,017

Automobiles - 0.2%
General Motors Co.	158,354	3,290,596

Banks - 3.0%
Bank of America Corp.	458,699	9,738,180
Citigroup, Inc.	418,265	17,617,322
Citizens Financial Group, Inc.	158,254	2,976,757
Fifth Third Bancorp	49,647	737,258
KeyCorp	513,041	5,320,235
Regions Financial Corp.	460,367	4,129,492
Wells Fargo & Co.	214,930	6,168,491

		46,687,735

Beverages - 1.7%
Coca-Cola Co.	345,564	15,291,207
Constellation Brands, Inc., Class A	61,531	8,821,084
Monster Beverage Corp. (A)	28,600	1,609,036
PepsiCo, Inc.	8,954	1,075,376

		26,796,703

Biotechnology - 2.8%
AbbVie, Inc.	221,123	16,847,361
Alexion Pharmaceuticals, Inc. (A)	35,988	3,231,363
Amgen, Inc.	14,640	2,967,967
Biogen, Inc. (A)	19,781	6,258,313
Gilead Sciences, Inc.	23,600	1,764,336
Regeneron Pharmaceuticals, Inc. (A)	13,883	6,778,930
Vertex Pharmaceuticals, Inc. (A)	24,830	5,908,298

		43,756,568

Building Products - 0.6%
Masco Corp.	125,187	4,327,714
Trane Technologies PLC	56,447	4,661,958

		8,989,672

Capital Markets - 3.4%
Ameriprise Financial, Inc.	16,478	1,688,666
BlackRock, Inc.	13,895	6,113,383
Charles Schwab Corp.	126,367	4,248,459
CME Group, Inc.	39,200	6,778,072
Goldman Sachs Group, Inc.	31,000	4,792,290
MarketAxess Holdings, Inc.	4,340	1,443,354
Morgan Stanley	369,001	12,546,034
S&P Global, Inc.	30,446	7,460,792
State Street Corp.	119,331	6,356,762
T. Rowe Price Group, Inc.	14,800	1,445,220

		52,873,032

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.5%
Air Products & Chemicals, Inc.	15,800	$ 3,153,838
Celanese Corp.	50,107	3,677,353
Dow, Inc.	96,747	2,828,882
DuPont de Nemours, Inc.	57,081	1,946,462
Eastman Chemical Co.	107,833	5,022,861
Linde PLC	27,476	4,753,348
LyondellBasell Industries NV, Class A	36,582	1,815,565

		23,198,309

Commercial Services & Supplies - 0.1%
Cintas Corp.	7,498	1,298,804

Communications Equipment - 0.3%
Cisco Systems, Inc.	85,596	3,364,779
Motorola Solutions, Inc.	7,147	949,979

		4,314,758

Consumer Finance - 0.9%
American Express Co.	89,619	7,672,282
Capital One Financial Corp.	123,435	6,223,593

		13,895,875

Containers & Packaging - 0.7%
Avery Dennison Corp.	43,400	4,421,158
Crown Holdings, Inc. (A)	52,494	3,046,752
Packaging Corp. of America	14,315	1,242,971
WestRock Co.	63,797	1,802,903

		10,513,784

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc. (C)	28,695	404,026

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B (A)	152,912	27,956,901
Voya Financial, Inc.	80,501	3,264,316

		31,221,217

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	110,903	3,232,822
Verizon Communications, Inc.	356,261	19,141,904

		22,374,726

Electric Utilities - 3.1%
American Electric Power Co., Inc.	64,700	5,174,706
Duke Energy Corp.	54,300	4,391,784
Edison International	26,152	1,432,868
Entergy Corp.	108,391	10,185,503
NextEra Energy, Inc.	82,242	19,789,070
Southern Co.	62,400	3,378,336
Xcel Energy, Inc.	53,764	3,241,969

		47,594,236

Electrical Equipment - 1.0%
Eaton Corp. PLC	151,449	11,766,073
Emerson Electric Co.	76,800	3,659,520

		15,425,593

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.1%
Electronic Arts, Inc. (A)	30,257	$ 3,030,844
Netflix, Inc. (A)	39,312	14,761,656

		17,792,500

Equity Real Estate Investment Trusts - 2.1%
Equinix, Inc.	14,433	9,014,419
Equity Residential	110,639	6,827,533
Mid-America Apartment Communities, Inc.	28,915	2,979,112
Prologis, Inc.	135,106	10,858,469
SBA Communications Corp.	2,900	782,913
Sun Communities, Inc.	9,800	1,223,530
Ventas, Inc.	56,929	1,525,697

		33,211,673

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	45,300	12,916,389
Kroger Co.	58,300	1,755,996
Sysco Corp.	23,800	1,085,994

		15,758,379

Food Products - 0.8%
Conagra Brands, Inc.	35,600	1,044,504
Mondelez International, Inc., Class A	233,188	11,678,055

		12,722,559

Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	105,500	8,565,545
Boston Scientific Corp. (A)	126,315	4,121,658
Edwards Lifesciences Corp. (A)	14,656	2,764,415
Intuitive Surgical, Inc. (A)	5,620	2,783,080
Medtronic PLC	210,674	18,998,581
Zimmer Biomet Holdings, Inc.	97,219	9,826,897

		47,060,176

Health Care Providers & Services - 3.1%
Anthem, Inc.	24,109	5,473,707
Cigna Corp.	43,113	7,638,761
DaVita, Inc. (A)	39,600	3,011,976
McKesson Corp.	45,533	6,158,794
UnitedHealth Group, Inc.	104,228	25,992,379

		48,275,617

Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	55,099	3,759,956
McDonald’s Corp.	21,900	3,621,165
Yum! Brands, Inc.	62,967	4,315,128

		11,696,249

Household Durables - 0.3%
Lennar Corp., Class A	108,562	4,147,068

Household Products - 1.9%
Kimberly-Clark Corp.	23,981	3,066,450
Procter & Gamble Co.	237,680	26,144,800

		29,211,250

Industrial Conglomerates - 1.2%
Honeywell International, Inc.	141,376	18,914,695

Insurance - 1.7%
Allstate Corp.	113,825	10,441,167
Arch Capital Group, Ltd. (A)	32,300	919,258

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Co.	19,800	$ 1,613,898
Cincinnati Financial Corp.	18,100	1,365,645
Hartford Financial Services Group, Inc.	178,025	6,273,601
Marsh & McLennan Cos., Inc.	64,500	5,576,670

		26,190,239

Interactive Media & Services - 5.3%
Alphabet, Inc., Class A (A)	24,422	28,377,143
Alphabet, Inc., Class C (A)	21,851	25,408,561
Facebook, Inc., Class A (A)	171,649	28,631,053

		82,416,757

Internet & Catalog Retail - 0.4%
Booking Holdings, Inc. (A)	2,494	3,355,228
Expedia Group, Inc.	47,511	2,673,444

		6,028,672

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (A)	34,466	67,199,050

IT Services - 6.5%
Accenture PLC, Class A	63,832	10,421,212
Automatic Data Processing, Inc.	72,902	9,964,246
Fiserv, Inc. (A)	43,672	4,148,403
FleetCor Technologies, Inc. (A)	7,700	1,436,358
International Business Machines Corp.	106,600	11,825,138
Leidos Holdings, Inc.	69,300	6,351,345
Mastercard, Inc., Class A	124,589	30,095,719
PayPal Holdings, Inc. (A)	181,334	17,360,917
Visa, Inc., Class A	57,638	9,286,635

		100,889,973

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A)	10,756	2,937,679
Thermo Fisher Scientific, Inc.	60,620	17,191,832

		20,129,511

Machinery - 1.7%
Cummins, Inc.	51,650	6,989,278
Deere & Co.	22,600	3,122,416
Ingersoll Rand, Inc. (A)	49,808	1,235,238
Parker-Hannifin Corp.	48,625	6,308,121
Snap-on, Inc.	16,931	1,842,432
Stanley Black & Decker, Inc.	65,782	6,578,200

		26,075,685

Media - 2.8%
Altice USA, Inc., Class A (A)	76,277	1,700,214
Charter Communications, Inc., Class A (A)	37,699	16,448,451
Comcast Corp., Class A	549,141	18,879,468
Discovery, Inc., Class A (A) (C)	154,934	3,011,917
Discovery, Inc., Class C (A)	171,788	3,013,161

		43,053,211

Metals & Mining - 0.2%
Newmont Corp.	57,741	2,614,512

Multi-Utilities - 0.5%
Ameren Corp.	42,100	3,066,143
CMS Energy Corp.	74,965	4,404,194
Sempra Energy	6,400	723,136

		8,193,473

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.4%
Target Corp.	62,721	$ 5,831,171

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	236,609	17,144,688
Diamondback Energy, Inc.	62,624	1,640,749
EOG Resources, Inc.	161,982	5,818,393
Exxon Mobil Corp.	57,166	2,170,593
Marathon Petroleum Corp.	162,130	3,829,511
ONEOK, Inc.	140,620	3,066,922
Phillips 66	20,900	1,121,285
Pioneer Natural Resources Co.	78,751	5,524,383

		40,316,524

Pharmaceuticals - 5.2%
Allergan PLC	21,014	3,721,579
Bristol-Myers Squibb Co.	321,544	17,922,863
Eli Lilly & Co.	112,555	15,613,630
Johnson & Johnson	126,355	16,568,931
Merck & Co., Inc.	288,692	22,211,962
Pfizer, Inc.	132,430	4,322,515

		80,361,480

Professional Services - 0.1%
Verisk Analytics, Inc.	6,200	864,156

Road & Rail - 1.3%
Kansas City Southern	30,773	3,913,710
Lyft, Inc., Class A (A) (C)	25,891	695,174
Norfolk Southern Corp.	80,568	11,762,928
Union Pacific Corp.	27,504	3,879,164

		20,250,976

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (A)	148,287	6,744,093
Analog Devices, Inc.	119,407	10,704,838
Intel Corp.	71,844	3,888,197
Lam Research Corp.	20,900	5,016,000
Microchip Technology, Inc. (C)	27,500	1,864,500
Micron Technology, Inc. (A)	39,300	1,652,958
NVIDIA Corp.	57,408	15,132,749
NXP Semiconductors NV	72,460	6,009,108
Qorvo, Inc. (A)	27,700	2,233,451
QUALCOMM, Inc.	18,100	1,224,465
Teradyne, Inc.	81,753	4,428,560
Texas Instruments, Inc.	150,078	14,997,294

		73,896,213

Software - 8.5%
Fortinet, Inc. (A)	10,400	1,052,168
Intuit, Inc.	53,683	12,347,090
Microsoft Corp.	646,619	101,978,282
salesforce.com, Inc. (A)	110,022	15,840,968
Workday, Inc., Class A (A)	12,400	1,614,728

		132,833,236

Specialty Retail - 3.5%
AutoZone, Inc. (A)	9,286	7,855,956
Best Buy Co., Inc.	120,257	6,854,649
Home Depot, Inc.	78,752	14,703,786
Lowe’s Cos., Inc.	130,814	11,256,545
Ross Stores, Inc.	61,100	5,313,867
TJX Cos., Inc.	162,266	7,757,937

		53,742,740

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	316,707	$ 80,535,423
HP, Inc.	244,496	4,244,451

		84,779,874

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	139,069	11,506,569
Ralph Lauren Corp.	18,921	1,264,490

		12,771,059

Tobacco - 1.5%
Altria Group, Inc.	177,310	6,856,578
Philip Morris International, Inc.	222,163	16,209,012

		23,065,590

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	60,800	1,728,544

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	43,501	3,649,734

Total Common Stocks (Cost $1,543,187,294)		1,541,869,308

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2020, to be repurchased at $7,684,006 on 04/01/2020. Collateralized by a U.S. Government Obligation, 0.63%, due 07/15/2021, and with a value of $7,842,036.	$ 7,684,006	7,684,006

Total Repurchase Agreement (Cost $7,684,006)		7,684,006

Total Investments (Cost $1,550,871,300)		1,549,553,314
Net Other Assets (Liabilities) - 0.2%		3,560,679

Net Assets - 100.0%		$ 1,553,113,993

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	72	06/19/2020	$ 9,094,034	$ 9,250,920	$ 156,886	$ —

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS Investments
Common Stocks	$1,541,869,308	$—	$—	$1,541,869,308
Repurchase Agreement	—	7,684,006	—	7,684,006

Total Investments	$1,541,869,308	$7,684,006	$—	$1,549,553,314

Other Financial Instruments
Futures Contracts (F)	$156,886	$—	$—	$156,886

Total Other Financial Instruments	$156,886	$—	$—	$156,886

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,529,705, collateralized by non-cash collateral, such as US government securities and irrevocable letters of credit, of $4,646,569. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.3%
International Alternative Fund - 13.2%
Transamerica Unconstrained Bond (A)	7,470,374	$ 66,336,919

International Equity Funds - 55.8%
Transamerica Emerging Markets Equity (A)	1,445,793	11,551,887
Transamerica Emerging Markets Opportunities (A) (B)	508,382	3,772,193
Transamerica International Equity (A)	7,498,245	100,251,539
Transamerica International Growth (A)	22,068,656	132,853,310
Transamerica International Small Cap Value (A)	3,337,374	32,272,405

		280,701,334

U.S. Alternative Fund - 3.5%
Transamerica BlackRock Global Real Estate Securities VP (A)	1,719,159	17,707,336

U.S. Equity Funds - 11.3%
Transamerica Large Cap Value (A)	2,028,715	15,337,085
Transamerica Morgan Stanley Capital Growth VP (A)	2,325,782	41,352,403

		56,689,488

U.S. Fixed Income Funds - 8.0%
Transamerica Core Bond (A)	510,053	5,253,542
Transamerica High Yield Bond (A)	2,696,407	20,897,157
Transamerica Intermediate Bond (A)	1,323,037	13,852,202

		40,002,901

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 1.5%
Transamerica PIMCO Total Return VP (A)	634,205	$ 7,508,982

Total Investment Companies (Cost $569,181,091)		468,946,960

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 5.2%
U.S. Treasury - 5.2%
U.S. Treasury Note 2.50%, 01/31/2021(C)	$ 25,656,000	26,165,111

Total U.S. Government Obligation (Cost $26,077,011)		26,165,111

REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2020, to be repurchased at $5,173,918 on 04/01/2020. Collateralized by a U.S. Government Obligation, 0.63%, due 07/15/2021, and with a value of $5,281,024.	5,173,918	5,173,918

Total Repurchase Agreement (Cost $5,173,918)		5,173,918

Total Investments (Cost $600,432,020)		500,285,989
Net Other Assets (Liabilities) - 0.5%		2,735,781

Net Assets - 100.0%		$ 503,021,770

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	271	06/30/2020	$59,379,456	$59,723,742	$344,286	$—
5-Year U.S. Treasury Note	412	06/30/2020	49,996,388	51,648,062	1,651,674	—
10-Year U.S. Treasury Note	195	06/19/2020	26,174,664	27,044,063	869,399	—
30-Year U.S. Treasury Bond	75	06/19/2020	12,518,075	13,429,688	911,613	—
CAD Currency	418	06/16/2020	30,236,143	29,696,810	—	(539,333)
S&P/TSX 60 Index	87	06/18/2020	9,089,874	10,066,851	976,977	—
U.S. Treasury Ultra Bond	67	06/19/2020	13,558,717	14,865,625	1,306,908	—

Total					$6,060,857	$(539,333)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(233)	06/19/2020	$(11,951,847)	$(13,369,540)	$—	$(1,417,693)
EURO STOXX 50® Index	(1,189)	06/19/2020	(32,776,154)	(36,022,713)	—	(3,246,559)
FTSE 100 Index	(287)	06/19/2020	(18,631,773)	(20,089,586)	—	(1,457,813)
MSCI EAFE Index	(141)	06/19/2020	(10,166,279)	(10,993,065)	—	(826,786)
MSCI Emerging Markets Index	(482)	06/19/2020	(19,699,268)	(20,313,890)	—	(614,622)
S&P 500® E-Mini Index	(228)	06/19/2020	(28,800,967)	(29,294,580)	—	(493,613)
S&P/ASX 200 Index	(180)	06/18/2020	(14,118,042)	(14,141,456)	—	(23,414)
TOPIX Index	(254)	06/11/2020	(32,965,864)	(33,142,246)	—	(176,382)

Total					$—	$(8,256,882)

Total Futures Contracts					$6,060,857	$(8,796,215)

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$468,946,960	$—	$—	$468,946,960
U.S. Government Obligation	—	26,165,111	—	26,165,111
Repurchase Agreement	—	5,173,918	—	5,173,918

Total Investments	$468,946,960	$31,339,029	$—	$500,285,989

Other Financial Instruments
Futures Contracts (F)	$6,060,857	$—	$—	$6,060,857

Total Other Financial Instruments	$6,060,857	$—	$—	$6,060,857

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(8,796,215)	$—	$—	$(8,796,215)

Total Other Financial Instruments	$(8,796,215)	$—	$—	$(8,796,215)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$27,151,074	$—	$(3,336,960)	$(137,623)	$(5,969,155)	$17,707,336	1,719,159	$—	$—
Transamerica Core Bond	5,156,611	36,046	—	—	60,885	5,253,542	510,053	36,046	—
Transamerica Emerging Markets Equity	14,949,500	—	—	—	(3,397,613)	11,551,887	1,445,793	—	—
Transamerica Emerging Markets Opportunities	—	4,577,603	—	—	(805,410)	3,772,193	508,382	—	—
Transamerica High Yield Bond	11,408,943	16,044,806	(2,265,060)	(220,695)	(4,070,837)	20,897,157	2,696,407	319,484	—
Transamerica Intermediate Bond	37,119,831	147,883	(23,619,107)	244,872	(41,277)	13,852,202	1,323,037	147,883	—
Transamerica International Equity	146,817,920	—	(9,113,440)	1,029,521	(38,482,462)	100,251,539	7,498,245	—	—
Transamerica International Growth	170,811,398	—	—	—	(37,958,088)	132,853,310	22,068,656	—	—
Transamerica International Small Cap Value	45,481,233	—	(946,263)	71,160	(12,333,725)	32,272,405	3,337,374	—	—
Transamerica Large Cap Value	28,387,593	117,538	(5,891,199)	(709,868)	(6,566,979)	15,337,085	2,028,715	117,538	—
Transamerica Morgan Stanley Capital Growth VP	33,205,293	13,196,899	(2,164,078)	(1,348,115)	(1,537,596)	41,352,403	2,325,782	—	—
Transamerica PIMCO Total Return VP	26,020,048	—	(18,665,928)	663,094	(508,232)	7,508,982	634,205	—	—
Transamerica Unconstrained Bond	82,828,908	679,544	(8,582,430)	(1,016,369)	(7,572,734)	66,336,919	7,470,374	685,211	—

Total	$629,338,352	$34,800,319	$(74,584,465)	$(1,424,023)	$(119,183,223)	$468,946,960	53,566,182	$1,306,162	$—

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $26,165,111.
(D)	Rate disclosed reflects the yield at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar
PORTFOLIO ABBREVIATIONS:
ASX	Australian Securities Exchange
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Airlines - 0.5%
Southwest Airlines Co.	42,735	$ 1,521,793

Auto Components - 0.6%
BorgWarner, Inc.	85,970	2,095,089

Banks - 7.2%
Citizens Financial Group, Inc.	131,311	2,469,960
Fifth Third Bancorp	231,539	3,438,354
First Republic Bank	35,762	2,942,497
Huntington Bancshares, Inc.	257,558	2,114,551
M&T Bank Corp.	53,067	5,488,720
Regions Financial Corp.	232,298	2,083,713
TCF Financial Corp.	82,266	1,864,148
Truist Financial Corp.	45,154	1,392,549
Zions Bancorp NA	60,247	1,612,210

		23,406,702

Beverages - 1.5%
Constellation Brands, Inc., Class A	21,019	3,013,284
Keurig Dr. Pepper, Inc. (A)	72,560	1,761,031

		4,774,315

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	60,120	2,600,190

Capital Markets - 5.6%
Ameriprise Financial, Inc.	41,015	4,203,217
Northern Trust Corp.	51,788	3,907,923
Raymond James Financial, Inc.	61,890	3,911,448
T. Rowe Price Group, Inc.	63,646	6,215,032

		18,237,620

Chemicals - 1.2%
Sherwin-Williams Co.	8,697	3,996,445

Communications Equipment - 0.3%
CommScope Holding Co., Inc. (B)	119,377	1,087,524

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	19,059	3,606,535

Containers & Packaging - 3.5%
Ball Corp.	55,327	3,577,444
Packaging Corp. of America	18,019	1,564,589
Silgan Holdings, Inc.	126,994	3,685,366
WestRock Co.	88,903	2,512,399

		11,339,798

Distributors - 0.6%
Genuine Parts Co.	29,259	1,970,008

Electric Utilities - 4.5%
Edison International	74,111	4,060,542
Entergy Corp.	43,338	4,072,472
Xcel Energy, Inc.	110,708	6,675,692

		14,808,706

Electrical Equipment - 2.8%
Acuity Brands, Inc.	36,197	3,100,635
AMETEK, Inc.	52,651	3,791,925
Hubbell, Inc.	20,744	2,380,167

		9,272,727

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corp., Class A	44,647	$ 3,253,873
Arrow Electronics, Inc. (B)	34,153	1,771,516
CDW Corp.	34,639	3,230,779
Keysight Technologies, Inc. (B)	28,938	2,421,532
SYNNEX Corp.	36,116	2,640,080

		13,317,780

Equity Real Estate Investment Trusts - 11.2%
American Campus Communities, Inc.	55,842	1,549,616
American Homes 4 Rent, Class A	110,624	2,566,477
AvalonBay Communities, Inc.	30,593	4,502,372
Boston Properties, Inc.	45,393	4,186,596
Brixmor Property Group, Inc.	184,439	1,752,170
Essex Property Trust, Inc.	12,689	2,794,625
Federal Realty Investment Trust	36,991	2,759,899
JBG SMITH Properties	49,402	1,572,466
Kimco Realty Corp.	165,601	1,601,362
Outfront Media, Inc.	120,567	1,625,243
Rayonier, Inc.	115,472	2,719,366
Regency Centers Corp.	40,754	1,566,176
Ventas, Inc.	35,979	964,237
Vornado Realty Trust	78,485	2,841,942
Weyerhaeuser Co.	122,353	2,073,883
WP Carey, Inc.	26,704	1,550,968

		36,627,398

Food & Staples Retailing - 1.3%
Kroger Co.	110,364	3,324,164
US Foods Holding Corp. (B)	45,962	813,987

		4,138,151

Food Products - 1.0%
Post Holdings, Inc. (B)	39,067	3,241,389

Gas Utilities - 1.0%
National Fuel Gas Co.	85,112	3,173,827

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	45,033	4,551,936

Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	51,223	4,533,236
Cigna Corp.	19,865	3,519,681
Henry Schein, Inc. (B)	51,720	2,612,894
Humana, Inc.	7,016	2,203,164
Laboratory Corp. of America Holdings (B)	30,915	3,907,347
Universal Health Services, Inc., Class B	38,155	3,780,397

		20,556,719

Household Durables - 1.7%
Mohawk Industries, Inc. (B)	34,039	2,595,133
Newell Brands, Inc.	222,349	2,952,795

		5,547,928

Household Products - 0.7%
Energizer Holdings, Inc.	71,029	2,148,627

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	20,345	2,548,822

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.0%
Alleghany Corp.	4,556	$ 2,516,507
Hartford Financial Services Group, Inc.	104,244	3,673,559
Lincoln National Corp.	50,180	1,320,738
Loews Corp.	172,710	6,015,489
Marsh & McLennan Cos., Inc.	36,237	3,133,051
Principal Financial Group, Inc.	19,907	623,885
Progressive Corp.	44,997	3,322,578
WR Berkley Corp.	44,090	2,300,175

		22,905,982

Internet & Catalog Retail - 0.5%
Expedia Group, Inc.	29,376	1,652,988

IT Services - 0.9%
Jack Henry & Associates, Inc.	18,520	2,875,045

Machinery - 4.9%
IDEX Corp.	25,902	3,577,325
ITT, Inc.	71,385	3,238,024
Lincoln Electric Holdings, Inc.	46,961	3,240,309
Middleby Corp. (B)	46,873	2,666,136
Snap-on, Inc.	30,580	3,327,716

		16,049,510

Media - 3.5%
Discovery, Inc., Class C (B)	164,108	2,878,454
DISH Network Corp., Class A (B)	69,928	1,397,861
Liberty Broadband Corp., Class C (B)	27,884	3,087,317
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	127,378	4,027,692

		11,391,324

Multi-Utilities - 5.7%
CMS Energy Corp.	112,148	6,588,695
Sempra Energy	48,294	5,456,739
WEC Energy Group, Inc.	72,557	6,394,448

		18,439,882

Multiline Retail - 0.5%
Kohl’s Corp.	62,197	907,454
Nordstrom, Inc. (A)	50,691	777,600

		1,685,054

Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	253,103	4,350,840
Diamondback Energy, Inc.	120,840	3,166,008
EQT Corp.	226,111	1,598,605
Equitrans Midstream Corp. (A)	172,096	865,643
Williams Cos., Inc.	365,814	5,176,268

		15,157,364

Personal Products - 0.2%
Coty, Inc., Class A	125,426	647,198

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.5%
CBRE Group, Inc., Class A (B)	97,875	$ 3,690,866
Cushman & Wakefield PLC (B)	89,900	1,055,426

		4,746,292

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	23,689	2,123,719

Software - 1.1%
Synopsys, Inc. (B)	28,665	3,691,765

Specialty Retail - 3.1%
AutoZone, Inc. (B)	6,239	5,278,194
Best Buy Co., Inc.	62,131	3,541,467
Gap, Inc. (A)	195,873	1,378,946

		10,198,607

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	17,106	1,124,378
PVH Corp.	35,708	1,344,049
Ralph Lauren Corp.	38,129	2,548,161

		5,016,588

Total Common Stocks (Cost $366,924,237)		311,151,347

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	394,986	394,986

Total Other Investment Company (Cost $394,986)		394,986

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $13,549,836 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $13,822,758.	$ 13,549,836	13,549,836

Total Repurchase Agreement (Cost $13,549,836)		13,549,836

Total Investments (Cost $380,869,059)		325,096,169
Net Other Assets (Liabilities) - 0.2%		640,215

Net Assets - 100.0%		$ 325,736,384

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$311,151,347	$—	$—	$311,151,347
Other Investment Company	394,986	—	—	394,986
Repurchase Agreement	—	13,549,836	—	13,549,836

Total Investments	$311,546,333	$13,549,836	$—	$325,096,169

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,971,870, collateralized by cash collateral of $394,986 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,705,198. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.2%
Cayman Islands - 0.2%
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (A)	$ 195,906	$ 194,143
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	665,533	660,194
Series 2019-2A, Class A,
2.76%, 10/15/2054 (A)	908,052	860,401
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	569,605	573,553
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	178,060	186,450

		2,474,741

United States - 13.0%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1-Month LIBOR + 0.80%, 1.74% (B), 08/25/2035 (A)	157,091	155,502
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 1.75% (B), 12/26/2044 (A)	152,051	143,053
ACC Trust
Series 2019-2, Class A,
2.82%, 02/21/2023 (A)	2,171,811	2,164,163
Series 2019-2, Class B,
3.63%, 08/21/2023 (A)	1,200,000	1,186,709
Accredited Mortgage Loan Trust
Series 2005-4, Class A2D,
1-Month LIBOR + 0.32%, 1.27% (B), 12/25/2035	51,680	51,353
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
1-Month LIBOR + 1.80%, 2.75% (B), 10/25/2032	181,127	177,205
Series 2003-HE1, Class M1,
1-Month LIBOR + 0.98%, 1.92% (B), 11/25/2033	551,265	501,391
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 1.92% (B), 12/25/2034	216,470	194,283
American Credit Acceptance Receivables Trust
Series 2016-3, Class C,
4.26%, 08/12/2022 (A)	128,801	128,712
Series 2018-3, Class E,
5.17%, 10/15/2024 (A)	800,000	755,144
Series 2018-4, Class C,
3.97%, 01/13/2025 (A)	1,245,000	1,200,089
Series 2019-4, Class B,
2.43%, 10/12/2023 (A)	530,000	504,956
Series 2019-4, Class C,
2.69%, 12/12/2025 (A)	1,450,000	1,307,781
Series 2019-4, Class D,
2.97%, 12/12/2025 (A)	1,520,000	1,255,224
Series 2019-4, Class E,
3.85%, 12/12/2025 (A)	400,000	312,252

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	$ 150,000	$ 142,201
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	145,315
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	227,566	221,139
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	267,695
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	626,657
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	354,468
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (A)	450,000	442,196
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	100,833	100,786
Series 2017-1, Class B,
2.30%, 02/18/2022	149,494	148,790
Series 2017-1, Class C,
2.71%, 08/18/2022	127,000	126,109
Series 2017-1, Class D,
3.13%, 01/18/2023	284,000	280,235
Series 2019-2, Class D,
2.99%, 06/18/2025	2,500,000	2,439,750
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 1.92% (B), 11/25/2033	371,861	351,465
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 3.42% (B), 11/25/2033	498,147	476,301
Series 2003-HE6, Class M3,
1-Month LIBOR + 3.00%, 3.95% (B), 11/25/2033	271,394	225,519
Series 2004-HE3, Class M2,
1-Month LIBOR + 1.68%, 2.63% (B), 06/25/2034	721,859	656,438
B2R Mortgage Trust
Series 2015-2, Class A,
3.34%, 11/15/2048 (A)	191,197	190,602
Bayview Financial Acquisition Trust
Series 2004-C, Class M3,
1-Month LIBOR + 1.95%, 2.89% (B), 05/28/2044	306,372	303,718
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 2.75% (B), 06/25/2034	78,888	75,913
Series 2004-HE6, Class M2,
1-Month LIBOR + 1.88%, 2.82% (B), 08/25/2034	301,353	288,913
Bear Stearns Asset-Backed Securities Trust
Series 2003-2, Class M1,
1-Month LIBOR + 1.80%, 2.75% (B), 03/25/2043	431,914	419,775

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (A)	$ 924,030	$ 762,978
Series 2018-2, Class A,
4.45%, 06/15/2033 (A)	1,220,301	986,239
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,651,559	1,222,031
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	8,454	8,275
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	993,907	991,733
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (A)	751,868	751,509
CarMax Auto Owner Trust
Series 2016-3, Class C,
2.20%, 06/15/2022	850,000	843,431
Series 2017-3, Class D,
3.46%, 10/16/2023	906,000	916,733
Carrington Mortgage Loan Trust
Series 2005-NC3, Class M2,
1-Month LIBOR + 0.46%, 1.41% (B), 06/25/2035	47,607	48,078
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,850,000	1,566,655
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1-Month LIBOR + 0.60%, 1.55% (B), 01/25/2034	774,320	726,550
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 1.51% (B), 02/25/2033	258,024	218,954
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 1.55% (B), 07/25/2033	576,894	501,468
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 1.92% (B), 07/25/2034 (A)	213,509	195,945
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (A)	40,222	40,093
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.79% (B), 06/25/2040 (A)	123,769	11,455
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	749,187
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	1,000,118	948,939
Series 2019-3, Class B,
3.16%, 10/15/2052 (A)	1,500,000	1,172,634
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 1.89% (B), 01/25/2035	253,881	244,418
CPS Auto Receivables Trust
Series 2015-A, Class C,
4.00%, 02/16/2021 (A)	10,234	10,231

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2016-C, Class C,
3.27%, 06/15/2022 (A)	$ 29,873	$ 29,866
Series 2017-C, Class C,
2.86%, 06/15/2023 (A)	647,259	644,540
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	791,000	780,551
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class B,
3.04%, 12/15/2025 (A)	69,740	69,708
Series 2017-1A, Class C,
3.48%, 02/17/2026 (A)	250,000	249,434
Series 2017-2A, Class B,
3.02%, 04/15/2026 (A)	1,380,000	1,369,591
Series 2017-2A, Class C,
3.35%, 06/15/2026 (A)	250,000	248,392
Series 2018-1A, Class A,
3.01%, 02/16/2027 (A)	496,058	496,125
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB6, Class M1,
1-Month LIBOR + 1.05%, 2.00% (B), 12/25/2033	650,720	578,412
Series 2004-CB2, Class M1,
1-Month LIBOR + 0.78%, 1.73% (B), 07/25/2033	713,919	623,928
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023	1,319,271	1,319,139
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 2.85% (B), 08/25/2034	228,577	224,297
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	239,554	236,780
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	495,474	490,551
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (A)	478,273	473,048
Series 2017-1, Class D,
3.84%, 03/15/2023	928,573	925,631
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	1,463,919	1,463,949
Series 2017-AA, Class D,
4.16%, 05/15/2024 (A)	309,642	308,891
Series 2018-3, Class C,
3.72%, 09/16/2024	510,731	510,201
Series 2018-4, Class C,
3.66%, 11/15/2024	1,259,000	1,259,775
Series 2019-1, Class D,
4.09%, 06/15/2026	2,985,000	2,957,451
Series 2019-4, Class C,
2.51%, 11/17/2025	4,200,000	4,046,307
Series 2019-4, Class D,
2.70%, 02/16/2027	5,000,000	4,643,841
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022	600,000	600,658
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (A)	120,860	120,749
Series 2017-1A, Class D,
3.55%, 11/15/2022 (A)	176,908	176,438

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
DT Auto Owner Trust (continued)
Series 2017-3A, Class D,
3.58%, 05/15/2023 (A)	$ 293,448	$ 292,172
Series 2017-4A, Class E,
5.15%, 11/15/2024 (A)	1,890,000	1,893,588
Series 2019-4A, Class C,
2.73%, 07/15/2025 (A)	2,500,000	2,442,245
Series 2019-4A, Class D,
2.85%, 07/15/2025 (A)	2,500,000	2,437,663
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (A)	11,105	11,086
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (A)	145,174	139,729
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	910,000	884,478
Series 2018-3A, Class E,
5.43%, 08/15/2024 (A)	1,560,000	1,484,449
Series 2018-4A, Class B,
3.64%, 11/15/2022 (A)	415,759	412,976
Series 2019-1A, Class E,
5.20%, 01/15/2026 (A)	1,310,000	990,232
Series 2019-4A, Class C,
2.44%, 09/16/2024 (A)	4,390,000	4,247,237
Series 2019-4A, Class D,
2.58%, 09/15/2025 (A)	4,920,000	4,667,918
Series 2019-4A, Class E,
3.56%, 10/15/2026 (A)	2,450,000	2,219,623
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (A)	667,000	662,727
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	1,500,000	1,486,216
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (A)	327,639	326,163
Flagship Credit Auto Trust
Series 2015-3, Class C,
4.65%, 03/15/2022 (A)	91,960	91,950
Series 2016-1, Class C,
6.22%, 06/15/2022 (A)	600,000	604,910
Series 2016-2, Class D,
8.56%, 11/15/2023 (A)	700,000	725,782
Series 2016-4, Class C,
2.71%, 11/15/2022 (A)	349,438	347,224
Series 2019-1, Class D,
4.08%, 02/18/2025 (A)	2,000,000	1,984,791
Series 2019-4, Class B,
2.53%, 11/17/2025 (A)	1,330,000	1,295,359
Series 2019-4, Class C,
2.77%, 12/15/2025 (A)	1,120,000	1,076,074
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,675,000	1,598,052
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 3.75% (B), 11/16/2035 (A)	2,075,000	1,862,624
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	512,313	489,877
FREED ABS Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (A)	139,578	136,753
Series 2018-2, Class A,
3.99%, 10/20/2025 (A)	376,231	367,717
Series 2019-2, Class A,
2.62%, 11/18/2026 (A)	1,750,796	1,677,923
Series 2019-2, Class B,
3.19%, 11/18/2026 (A)	2,950,000	2,573,454
Series 2020-FP1, Class B,
3.06%, 03/18/2027 (A)	1,750,000	1,648,729

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2020	$ 1,509,533	$ 1,510,404
GLS Auto Receivables Issuer Trust
Series 2019-3A, Class C,
2.96%, 05/15/2025 (A)	2,030,000	1,968,452
GLS Auto Receivables Trust
Series 2017-1A, Class B,
2.98%, 12/15/2021 (A)	213,032	212,640
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	52,436	52,395
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	140,176	138,490
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	1,107,181	1,081,029
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	135,976	136,846
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	150,579	152,729
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	431,670	459,817
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	116,863	114,735
Home Equity Asset Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.29%, 2.24% (B), 08/25/2033	649,542	604,105
Series 2004-3, Class M1,
1-Month LIBOR + 0.86%, 1.80% (B), 08/25/2034	574,344	537,621
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 4.25% (B), 11/25/2034	107,500	105,818
Series 2004-C, Class M1,
1-Month LIBOR + 0.84%, 1.79% (B), 03/25/2035	679,056	600,060
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (A)	2,463,000	2,395,270
Series 2019-1, Class B,
4.07%, 03/15/2024 (A)	1,240,000	1,199,391
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.79% (B), 08/25/2038 (A)	496,017	10,362
Series 2013-2, Class A,
1.69% (B), 03/25/2039 (A)	507,977	21,681
Series 2014-2, Class A,
2.78% (B), 04/25/2040 (A)	218,116	18,925
Lendingpoint Asset Securitization Trust
Series 2019-2, Class A,
3.07%, 11/10/2025 (A)	1,454,822	1,402,944
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (A)	755,872	727,127

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1-Month LIBOR + 0.90%, 1.85% (B), 07/25/2034	$ 608,500	$ 550,097
Series 2004-3, Class M4,
1-Month LIBOR + 1.61%, 2.56% (B), 07/25/2034	186,519	175,713
Series 2004-4, Class M1,
1-Month LIBOR + 0.90%, 1.85% (B), 10/25/2034	505,820	459,665
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (A)	634,801	640,254
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 1.85% (B), 09/25/2034	104,524	92,688
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 1.70% (B), 12/25/2034	88,710	78,806
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 3.27% (B), 11/25/2033	333,747	306,815
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE8, Class M1,
1-Month LIBOR + 0.96%, 1.91% (B), 09/25/2034	717,076	651,493
Series 2004-NC2, Class M1,
1-Month LIBOR + 0.83%, 1.77% (B), 12/25/2033	219,914	202,543
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 1.88% (B), 07/25/2034	117,435	103,720
Series 2004-NC8, Class M4,
1-Month LIBOR + 1.50%, 2.45% (B), 09/25/2034	453,308	420,363
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 2.60% (B), 09/25/2034	339,994	323,156
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3,
1-Month LIBOR + 0.98%, 1.93% (B), 02/25/2033	601,156	546,049
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,665,633	1,535,391
New Century Home Equity Loan Trust
Series 2004-2, Class M3,
1-Month LIBOR + 1.01%, 1.95% (B), 08/25/2034	398,272	371,309
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 2.97% (B), 08/25/2034	238,970	230,545
Series 2004-4, Class M1,
1-Month LIBOR + 0.77%, 1.71% (B), 02/25/2035	728,903	636,558
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	421,907	422,099
NovaStar Mortgage Funding Trust
Series 2003-3, Class M1,
1-Month LIBOR + 1.13%, 2.07% (B), 12/25/2033	142,432	139,553

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (A)	$ 312,000	$ 310,794
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class C,
2.82%, 07/15/2024 (A)	1,315,000	1,308,290
OneMain Financial Issuance Trust
Series 2016-1A, Class A,
3.66%, 02/20/2029 (A)	5,517	5,499
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (A)	1,456,000	1,370,110
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (A)	308,000	295,662
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (A)	655,000	619,287
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-6, Class A2,
1-Month LIBOR + 0.66%, 1.61% (B), 11/25/2033	417,415	368,914
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 1.65%, 2.60% (B), 01/25/2034	517,261	478,609
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCH1, Class M4,
1-Month LIBOR + 1.25%, 2.19% (B), 01/25/2036	500,000	475,307
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1,
3.84% (B), 12/25/2058 (A)	437,670	379,470
Progress Residential Trust
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (A)	1,656,093	1,644,591
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (A)	250,000	247,387
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (A)	200,000	196,596
Series 2017-SFR1, Class A,
2.77%, 08/17/2034 (A)	167,295	165,130
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	2,000,000	1,931,482
Series 2018-SFR2, Class A,
3.71%, 08/17/2035 (A)	2,400,000	2,362,954
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (A)	771,000	693,617
PRPM LLC
Series 2019-2A, Class A1,
3.97% (B), 04/25/2024 (A)	507,514	453,989
Series 2019-4A, Class A1,
3.35% (B), 11/25/2024 (A)	580,385	571,468
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (A)	2,090,000	2,084,033
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 1.92% (B), 06/25/2035	1,250,000	1,185,744
Series 2006-RZ3, Class M1,
1-Month LIBOR + 0.35%, 1.30% (B), 08/25/2036	1,100,000	982,842

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 1.59% (B), 03/25/2035	$ 355,327	$ 339,893
Series 2005-KS9, Class M3,
1-Month LIBOR + 0.46%, 1.41% (B), 10/25/2035	216,718	215,724
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,600,000	1,295,013
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 1.83% (B), 08/25/2033	654,733	572,821
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (A)	557,962	578,760
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (A)	524,624	524,866
SART
Series 2018-1,
4.75%, 06/15/2025	1,442,982	1,476,892
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 2.67% (B), 02/25/2034	257,218	250,059
Series 2004-OP2, Class M1,
1-Month LIBOR + 0.98%, 1.92% (B), 08/25/2034	439,468	407,771
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (A)	22,246	21,835
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 1.62% (B), 06/25/2035	605,278	571,007
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1-Month LIBOR + 0.90%, 1.85% (B), 11/25/2034	473,454	447,418
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1-Month LIBOR + 0.98%, 1.92% (B), 11/25/2033	50,508	49,208
Series 2004-6, Class M2,
1-Month LIBOR + 1.95%, 2.90% (B), 07/25/2034	28,347	27,815
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4,
1-Month LIBOR + 0.17%, 1.12% (B), 01/25/2037	253,436	237,943
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	2,027,000	2,052,174

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	$ 1,000,000	$ 1,002,700
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (A)	221,998	219,516
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (A)	339,925	334,167
United Auto Credit Securitization Trust
Series 2018-2, Class C,
3.78%, 05/10/2023 (A)	834,216	833,076
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (A)	47,626	47,167
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (A)	512,755	509,976
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1,
3.97% (B), 02/25/2049 (A)	718,860	636,329
Series 2019-NPL7, Class A1A,
3.18% (B), 10/25/2049 (A)	2,121,265	1,877,842
Series 2019-NPL8, Class A1A,
3.28% (B), 11/25/2049 (A)	1,068,689	950,904
Series 2019-NPL8, Class A1B,
4.09% (B), 11/25/2049 (A)	1,560,000	1,162,213
Series 2020-NPL2, Class A1A,
2.98% (B), 02/25/2050 (A)	1,260,178	1,086,055
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (A)	519,459	519,456
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,200,000	1,200,000
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (B), 10/25/2047 (A)	475,275	432,825
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (B), 10/25/2049 (A)	1,600,000	1,226,504
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (B), 11/26/2049 (A)	1,251,834	1,107,439
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (B), 01/25/2050 (A)	1,058,829	932,792
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	378,426	376,676
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
1-Month LIBOR + 0.30%, 1.25% (B), 04/25/2034	608,904	538,033
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (A)	160,399	152,004
Westlake Automobile Receivables Trust
Series 2017-2A, Class C,
2.59%, 12/15/2022 (A)	565,736	564,951
Series 2019-3A, Class C,
2.49%, 10/15/2024 (A)	620,000	606,231
Series 2019-3A, Class D,
2.72%, 11/15/2024 (A)	490,000	453,105

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Westlake Automobile Receivables Trust (continued)
Series 2019-3A, Class E,
3.59%, 03/17/2025 (A)	$ 1,700,000	$ 1,492,775
Series 2019-3A, Class F,
4.72%, 04/15/2026 (A)	1,000,000	681,392
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	935,000	942,370

		166,592,442

Total Asset-Backed Securities (Cost $178,851,508)		169,067,183

CORPORATE DEBT SECURITIES - 14.7%
Australia - 0.4%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (A)	216,000	224,724
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (A)	200,000	200,671
Commonwealth Bank of Australia
2.50%, 09/18/2022 (A) (E)	300,000	297,541
2.85%, 05/18/2026 (A)	250,000	259,223
3.45%, 03/16/2023 (A)	250,000	253,762
4.50%, 12/09/2025 (A)	200,000	204,103
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (A)	184,000	196,239
Macquarie Bank, Ltd.
4.00%, 07/29/2025 (A) (E)	150,000	159,639
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (B), 11/28/2028 (A)	475,000	514,035
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	960,000	984,346
6.25%, 01/14/2021 (A)	80,000	81,625
National Australia Bank, Ltd.
3.38%, 01/14/2026	500,000	527,166
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	390,000	383,361
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (A) (E)	300,000	306,182
Westpac Banking Corp.
2.85%, 05/13/2026	250,000	258,232
Fixed until 11/23/2026, 4.32% (B), 11/23/2031, MTN	330,000	334,470
4.42%, 07/24/2039 (E)	225,000	219,495

		5,404,814

Canada - 0.6%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	160,637	154,133
3.55%, 07/15/2031 (A)	736,714	796,649
3.75%, 06/15/2029 (A)	1,246,838	1,391,093
4.13%, 11/15/2026 (A)	187,025	191,104
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A)	190,000	176,411
3.80%, 01/25/2050 (A)	335,000	293,755
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	113,643
Barrick Gold Corp.
6.45%, 10/15/2035	100,000	114,422
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	121,057
4.70%, 09/20/2047	147,000	138,029
4.85%, 03/29/2029	169,000	179,296

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Canadian Natural Resources, Ltd.
7.20%, 01/15/2032	$ 50,000	$ 46,355
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	165,743
Enbridge, Inc.
3.70%, 07/15/2027	54,000	51,255
4.50%, 06/10/2044	100,000	92,361
Fixed until 03/01/2028, 6.25% (B), 03/01/2078	160,000	120,000
Fortis, Inc.
3.06%, 10/04/2026	298,000	285,410
Hydro-Quebec
8.40%, 01/15/2022	40,000	45,277
9.40%, 02/01/2021	220,000	235,216
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	385,752
Nutrien, Ltd.
4.13%, 03/15/2035	200,000	193,199
4.20%, 04/01/2029	65,000	67,820
5.00%, 04/01/2049	95,000	114,530
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	193,938
3.88%, 03/20/2027 (A)	201,000	209,207
Ovintiv, Inc.
7.20%, 11/01/2031	100,000	43,897
8.13%, 09/15/2030	100,000	46,172
Rogers Communications, Inc.
4.35%, 05/01/2049	235,000	266,045
Royal Bank of Canada
4.65%, 01/27/2026, MTN	103,000	107,692
Suncor Energy, Inc.
5.35%, 07/15/2033	50,000	42,957
5.95%, 12/01/2034	300,000	286,637
7.88%, 06/15/2026	86,000	94,723
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	30,000	29,263
3.75%, 10/16/2023	35,000	36,103
4.88%, 01/15/2026	162,000	177,052
6.20%, 10/15/2037	100,000	116,199

		7,122,395

Cayman Islands - 0.1%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	350,000	280,052
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (A)	200,000	199,408
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (A) (E)	325,000	345,789
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (A)	200,000	206,936

		1,032,185

China - 0.0% (F)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	250,000	255,235

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	107,000	99,672
5.38%, 06/26/2026	116,000	112,752
5.88%, 09/18/2023	62,000	61,380

		273,804

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.0% (F)
Danske Bank A/S
2.70%, 03/02/2022 (A)	$ 200,000	$ 191,240

Finland - 0.1%
Nordea Bank Abp
3.75%, 08/30/2023 (A)	1,000,000	1,006,829
4.25%, 09/21/2022 (A)	200,000	197,043

		1,203,872

France - 0.3%
Air Liquide Finance SA
2.25%, 09/27/2023 (A)	200,000	197,867
Banque Federative du Credit Mutuel SA
2.38%, 11/21/2024 (A)	711,000	696,081
BNP Paribas SA
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	435,000	406,761
3.80%, 01/10/2024 (A)	300,000	309,286
BPCE SA
3.38%, 12/02/2026, MTN	270,000	268,797
4.63%, 07/11/2024 (A)	200,000	196,611
Credit Agricole SA
3.88%, 04/15/2024 (A)	365,000	372,435
Societe Generale SA
3.00%, 01/22/2030 (A)	702,000	638,711
3.88%, 03/28/2024 (A)	560,000	565,874
4.25%, 04/14/2025 (A)	200,000	194,759
Total Capital International SA
3.46%, 07/12/2049	325,000	331,296

		4,178,478

Germany - 0.1%
Deutsche Bank AG
3.70%, 05/30/2024	233,000	220,338
4.25%, 10/14/2021	503,000	480,836

		701,174

Guernsey, Channel Islands - 0.0% (F)
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	350,000	345,516

Hong Kong - 0.0% (F)
AIA Group, Ltd.
3.60%, 04/09/2029 (A)	265,000	275,152

Ireland - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	150,000	127,631
3.50%, 01/15/2025	200,000	162,169
AIB Group PLC
4.75%, 10/12/2023 (A)	525,000	524,039
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	779,000	765,902
4.42%, 11/15/2035	1,260,000	1,344,522
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	134,973
3.20%, 09/23/2026	605,000	612,007

		3,671,243

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy - 0.0% (F)
Eni SpA
4.00%, 09/12/2023 (A)	$ 200,000	$ 194,146

Japan - 0.5%
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (B) (E)	221,000	221,000
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	172,519
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	300,000	298,433
2.67%, 07/25/2022	170,000	169,432
3.00%, 02/22/2022	74,000	75,401
3.41%, 03/07/2024	420,000	428,509
3.75%, 07/18/2039	285,000	266,911
3.76%, 07/26/2023	259,000	267,694
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (A)	200,000	194,464
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (A)	230,000	234,908
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	405,000	396,843
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	243,616
MUFG Bank, Ltd.
4.10%, 09/09/2023 (A)	200,000	207,998
Nomura Holdings, Inc.
2.65%, 01/16/2025	450,000	440,300
ORIX Corp.
2.90%, 07/18/2022	126,000	129,250
3.25%, 12/04/2024	300,000	313,689
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	200,000
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	127,000	126,928
2.63%, 07/14/2026	134,000	130,647
2.78%, 07/12/2022 - 10/18/2022	455,000	457,032
2.85%, 01/11/2022	250,000	251,374
3.04%, 07/16/2029	505,000	501,428
3.10%, 01/17/2023	172,000	172,221
3.94%, 10/16/2023	800,000	847,648

		6,748,245

Luxembourg - 0.1%
Allergan Funding SCS
3.45%, 03/15/2022	269,000	279,313
3.85%, 06/15/2024	164,000	171,740
Covidien International Finance SA
2.95%, 06/15/2023	68,000	70,935
DH Europe Finance II Sarl
3.25%, 11/15/2039	67,000	66,231
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	60,008
nVent Finance Sarl
4.55%, 04/15/2028	187,000	208,377
Schlumberger Investment SA
2.40%, 08/01/2022 (A)	70,000	68,619
3.30%, 09/14/2021 (A)	23,000	23,371

		948,594

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	$ 200,000	$ 201,919
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	325,000	317,517
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	162,978
Petroleos Mexicanos
6.35%, 02/12/2048	159,000	99,375
6.75%, 09/21/2047	209,000	136,143

		917,932

Netherlands - 0.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (A)	200,000	199,046
4.75%, 07/28/2025 (A)	300,000	300,386
Airbus SE
3.95%, 04/10/2047 (A)	150,000	154,927
Cooperatieve Rabobank UA
3.75%, 07/21/2026	510,000	491,315
3.88%, 09/26/2023 (A)	280,000	287,911
4.38%, 08/04/2025	255,000	261,173
4.63%, 12/01/2023	250,000	258,456
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (A)	150,000	148,970
4.88%, 03/06/2042 (A)	386,000	446,981
EDP Finance BV
3.63%, 07/15/2024 (A)	200,000	200,797
Enel Finance International NV
3.50%, 04/06/2028 (A)	200,000	200,058
3.63%, 05/25/2027 (A)	220,000	223,142
4.63%, 09/14/2025 (A)	200,000	212,361
Heineken NV
3.40%, 04/01/2022 (A)	150,000	151,652
ING Groep NV
3.95%, 03/29/2027	271,000	271,209
4.10%, 10/02/2023	480,000	492,623
Mylan NV
3.95%, 06/15/2026	97,000	95,723
Shell International Finance BV
2.13%, 05/11/2020	140,000	139,854
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	350,000	352,634
3.13%, 03/16/2024 (A)	250,000	256,101

		5,145,319

New Zealand - 0.2%
ANZ New Zealand International, Ltd.
2.55%, 02/13/2030 (A)	420,000	407,580
3.45%, 07/17/2027 (A)	222,000	229,922
ASB Bank, Ltd.
3.13%, 05/23/2024 (A)	535,000	547,873
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (A)	550,000	550,937

		1,736,312

Norway - 0.0% (F)
Equinor ASA
2.65%, 01/15/2024	143,000	145,714
3.25%, 11/10/2024	61,000	59,606

		205,320

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Republic of Korea - 0.0% (F)
Korea Gas Corp.
1.88%, 07/18/2021 (A)	$ 200,000	$ 201,627
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (A)	200,000	202,800

		404,427

Singapore - 0.1%
BOC Aviation, Ltd.
2.75%, 09/18/2022 (A)	210,000	215,975
3.50%, 10/10/2024 (A)	200,000	213,907

		429,882

Spain - 0.0% (F)
Telefonica Emisiones SA
5.13%, 04/27/2020	102,000	102,007

Sweden - 0.0% (F)
Swedbank AB
2.80%, 03/14/2022 (A)	300,000	298,400

Switzerland - 0.1%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	425,000	403,768
4.28%, 01/09/2028 (A)	580,000	593,480
UBS Group AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	198,320
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A) (E)	200,000	194,228
4.13%, 09/24/2025 (A)	200,000	207,745

		1,597,541

United Kingdom - 0.7%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	250,000	236,068
Aon PLC
3.50%, 06/14/2024	200,000	207,753
AstraZeneca PLC
4.00%, 09/18/2042	90,000	100,929
6.45%, 09/15/2037	120,000	170,177
Barclays PLC
3.65%, 03/16/2025	200,000	195,598
Fixed until 05/16/2023, 4.34% (B), 05/16/2024	300,000	289,390
BP Capital Markets PLC
3.28%, 09/19/2027	444,000	446,508
3.54%, 11/04/2024	230,000	236,534
HSBC Bank PLC
4.75%, 01/19/2021 (A)	240,000	239,819
HSBC Holdings PLC
2.65%, 01/05/2022	403,000	402,442
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	700,000	711,847
4.25%, 08/18/2025	200,000	206,517
4.38%, 11/23/2026	200,000	210,562
4.88%, 01/14/2022	100,000	101,646
6.50%, 09/15/2037	375,000	450,908
Invesco Finance PLC
3.75%, 01/15/2026	62,000	66,647
4.00%, 01/30/2024	74,000	75,755
Lloyds Banking Group PLC
4.38%, 03/22/2028	221,000	235,474
4.58%, 12/10/2025	200,000	202,292

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
NatWest Markets PLC
3.63%, 09/29/2022 (A)	$ 510,000	$ 503,949
Royal Bank of Scotland Group PLC
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	397,000	367,118
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	245,000	255,199
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	395,977
Santander Group Holdings PLC
Fixed until 11/03/2027, 3.82% (B), 11/03/2028	500,000	496,656
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	550,000	521,101
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	350,000	351,372
Fixed until 05/21/2029, 4.31% (B), 05/21/2030 (A)	200,000	200,015
5.20%, 01/26/2024 (A)	210,000	205,551
Vodafone Group PLC
4.88%, 06/19/2049	350,000	386,149
5.25%, 05/30/2048	187,000	225,373
6.25%, 11/30/2032	180,000	215,982

		8,911,308

United States - 10.6%
Abbott Laboratories
4.90%, 11/30/2046	425,000	579,998
AbbVie, Inc.
3.20%, 11/21/2029 (A)	1,106,000	1,110,543
4.05%, 11/21/2039 (A)	1,092,000	1,123,241
4.40%, 11/06/2042	230,000	255,280
4.50%, 05/14/2035	200,000	226,857
AEP Transmission Co. LLC
3.15%, 09/15/2049	150,000	150,599
Aetna, Inc.
4.50%, 05/15/2042	10,000	10,404
6.75%, 12/15/2037	70,000	91,071
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	193,753
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	785,000	626,307
Alabama Power Co.
3.55%, 12/01/2023	76,000	78,453
3.75%, 03/01/2045	25,000	25,715
4.10%, 01/15/2042	31,000	31,197
4.15%, 08/15/2044	24,000	22,519
6.00%, 03/01/2039	38,000	49,112
Albemarle Corp.
5.45%, 12/01/2044	100,000	116,122
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	60,000	59,943
4.00%, 02/01/2050	279,000	252,390
Allergan, Inc.
2.80%, 03/15/2023	129,000	128,254
3.38%, 09/15/2020	97,000	98,043
Amazon.com, Inc.
3.88%, 08/22/2037	300,000	358,372
American Airlines Pass-Through Trust
3.00%, 04/15/2030	415,006	391,659
3.65%, 12/15/2029 - 08/15/2030	538,016	516,932
3.70%, 04/15/2027 - 04/01/2028	400,309	355,424
4.95%, 07/15/2024	188,726	191,797
American Express Co.
3.40%, 02/27/2023	103,000	105,525
3.63%, 12/05/2024	21,000	21,617

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Express Credit Corp.
2.38%, 05/26/2020, MTN	$ 216,000	$ 215,991
2.60%, 09/14/2020, MTN	75,000	74,959
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	40,000	38,216
2.90%, 02/16/2024, MTN	70,000	69,490
American International Group, Inc.
3.88%, 01/15/2035	74,000	70,174
4.50%, 07/16/2044	60,000	60,843
American Tower Corp.
2.90%, 01/15/2030	190,000	183,112
3.38%, 10/15/2026	113,000	111,954
3.70%, 10/15/2049	350,000	322,662
American Water Capital Corp.
3.45%, 06/01/2029	60,000	63,959
3.85%, 03/01/2024	200,000	207,399
4.00%, 12/01/2046	91,000	92,080
Analog Devices, Inc.
3.13%, 12/05/2023	85,000	86,341
4.50%, 12/05/2036	140,000	150,418
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	2,062,000	2,159,412
4.90%, 02/01/2046	375,000	408,436
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	55,000	57,553
4.70%, 02/01/2036	155,000	159,448
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	345,000	351,951
4.75%, 04/15/2058	50,000	51,282
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	73,515
Anthem, Inc.
3.30%, 01/15/2023	21,000	21,316
3.50%, 08/15/2024	208,000	213,416
4.10%, 03/01/2028	105,000	112,371
4.63%, 05/15/2042	50,000	54,904
4.65%, 08/15/2044	97,000	106,319
Apache Corp.
3.25%, 04/15/2022	7,000	5,256
4.75%, 04/15/2043	23,000	10,178
5.10%, 09/01/2040	90,000	39,755
Appalachian Power Co.
5.80%, 10/01/2035	25,000	30,436
6.70%, 08/15/2037	55,000	66,824
Apple, Inc.
2.45%, 08/04/2026	185,000	193,789
2.90%, 09/12/2027	299,000	319,056
3.00%, 06/20/2027	263,000	281,603
3.20%, 05/13/2025 - 05/11/2027	267,000	289,133
3.35%, 02/09/2027	410,000	446,881
3.45%, 02/09/2045	257,000	290,981
3.75%, 09/12/2047	420,000	513,825
3.85%, 08/04/2046	129,000	155,399
4.65%, 02/23/2046	40,000	53,052
Arizona Public Service Co.
5.05%, 09/01/2041	23,000	26,287
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	122,176
3.88%, 01/12/2028	111,000	103,664
Assurant, Inc.
4.20%, 09/27/2023	250,000	265,594
AT&T, Inc.
3.55%, 06/01/2024	385,000	399,424
3.60%, 07/15/2025	305,000	323,147

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AT&T, Inc. (continued)
3.95%, 01/15/2025	$ 237,000	$ 250,269
4.50%, 05/15/2035	285,000	303,745
4.90%, 08/15/2037	936,000	1,042,830
Athene Global Funding
2.75%, 04/20/2020 (A)	281,000	280,388
2.95%, 11/12/2026 (A)	1,390,000	1,333,273
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	81,382
Avangrid, Inc.
3.15%, 12/01/2024	108,000	107,413
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	150,000	135,598
3.88%, 05/01/2023 (A)	100,000	93,448
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	115,000	103,065
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029	500,000	441,864
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	141,000	140,746
5.20%, 06/15/2033	200,000	236,430
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (B), 02/13/2031, MTN	1,080,000	1,044,282
Fixed until 04/24/2022, 2.88% (B), 04/24/2023	340,000	341,385
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	958,000	977,348
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	161,000	161,421
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	351,000	356,619
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,728,485
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	296,000	305,335
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	119,613
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	800,000	817,977
3.95%, 04/21/2025, MTN	338,000	355,335
Fixed until 03/05/2028, 3.97% (B), 03/05/2029, MTN	400,000	417,734
4.00%, 01/22/2025, MTN	378,000	397,804
4.25%, 10/22/2026, MTN	142,000	150,932
Bank of New York Mellon Corp.
2.60%, 02/07/2022, MTN	100,000	100,831
Fixed until 05/16/2022, 2.66% (B), 05/16/2023, MTN	301,000	302,195
2.80%, 05/04/2026, MTN	51,000	52,291
3.25%, 09/11/2024, MTN	190,000	197,687
4.15%, 02/01/2021, MTN	55,000	55,131
BAT Capital Corp.
4.54%, 08/15/2047	130,000	118,318
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,246
5.25%, 06/23/2045	9,000	11,303
Becton Dickinson and Co.
3.73%, 12/15/2024	13,000	13,326
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	71,000	74,888
3.75%, 11/15/2023	293,000	305,769
6.13%, 04/01/2036	122,000	160,765
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	62,000	75,138
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (A)	33,000	33,955

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
BMW US Capital LLC
2.25%, 09/15/2023 (A)	$ 180,000	$ 174,076
Boardwalk Pipelines, LP, Co.
4.80%, 05/03/2029 (E)	170,000	128,092
Boston Gas Co.
4.49%, 02/15/2042 (A)	24,000	24,922
Boston Properties, LP
3.20%, 01/15/2025	190,000	191,748
3.65%, 02/01/2026	74,000	75,047
Boston Scientific Corp.
3.75%, 03/01/2026	235,000	246,446
4.70%, 03/01/2049	355,000	405,382
BP Capital Markets America, Inc.
3.25%, 05/06/2022	227,000	229,428
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	373,000	395,974
4.13%, 06/15/2039 (A)	252,000	301,592
4.55%, 02/20/2048 (A)	235,000	297,628
5.00%, 08/15/2045 (A)	225,000	300,884
5.70%, 10/15/2040 (A)	114,000	157,275
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	324,849	305,160
4.13%, 03/20/2033 (A)	593,978	518,083
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	150,000	148,000
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	361,000	354,604
3.88%, 01/15/2027	100,000	95,537
Broadcom, Inc.
4.75%, 04/15/2029 (A)	880,000	892,630
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	164,867
Buckeye Partners, LP
5.85%, 11/15/2043	100,000	66,970
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	55,000	55,455
Burlington Northern Santa Fe LLC
5.15%, 09/01/2043	231,000	292,727
5.40%, 06/01/2041	60,000	75,577
6.15%, 05/01/2037	200,000	260,540
7.95%, 08/15/2030	200,000	278,447
Cameron LNG LLC
3.70%, 01/15/2039 (A)	414,000	366,845
Campbell Soup Co.
4.80%, 03/15/2048 (E)	130,000	154,971
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	295,477
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	171,587
3.75%, 04/24/2024 - 07/28/2026	260,000	250,044
4.20%, 10/29/2025	100,000	98,851
Cargill, Inc.
3.30%, 03/01/2022 (A)	110,000	112,577
Caterpillar Financial Services Corp.
2.75%, 08/20/2021, MTN	60,000	60,381
2.85%, 06/01/2022, MTN	77,000	78,170
3.75%, 11/24/2023, MTN	121,000	127,297
Caterpillar, Inc.
2.60%, 06/26/2022	31,000	31,250
Celanese US Holdings LLC
3.50%, 05/08/2024	350,000	331,361
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	136,880
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	130,000	131,105

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	$ 470,000	$ 489,069
5.05%, 03/30/2029	290,000	313,490
6.38%, 10/23/2035	89,000	105,637
6.83%, 10/23/2055	120,000	141,626
Chevron Corp.
2.41%, 03/03/2022	200,000	201,538
Cigna Corp.
3.05%, 11/30/2022 (A)	130,000	133,448
4.13%, 09/15/2020 (A)	90,000	90,499
4.50%, 02/25/2026 (A)	144,000	155,249
4.80%, 07/15/2046 (A)	62,000	73,327
Citigroup, Inc.
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	231,000	233,721
3.20%, 10/21/2026	194,000	200,887
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	750,000	750,298
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	450,000	465,879
3.88%, 03/26/2025	100,000	101,371
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	100,000	98,950
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	600,000	639,414
4.30%, 11/20/2026	250,000	261,532
4.40%, 06/10/2025	358,000	374,319
4.45%, 09/29/2027	48,000	50,113
Citizens Bank NA
3.70%, 03/29/2023	270,000	276,590
Citizens Financial Group, Inc.
2.38%, 07/28/2021	39,000	38,836
4.30%, 12/03/2025	60,000	62,796
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	167,000	157,088
5.50%, 08/15/2024	100,000	116,440
CME Group, Inc.
3.00%, 03/15/2025	126,000	130,008
CMS Energy Corp.
2.95%, 02/15/2027	78,000	76,838
3.88%, 03/01/2024	100,000	101,903
CNA Financial Corp.
3.45%, 08/15/2027	160,000	148,065
Comcast Corp.
3.00%, 02/01/2024	117,000	122,791
3.15%, 03/01/2026	309,000	323,815
3.20%, 07/15/2036	200,000	208,928
3.25%, 11/01/2039	280,000	289,039
3.38%, 02/15/2025	77,000	82,024
3.45%, 02/01/2050	142,000	155,576
3.95%, 10/15/2025	291,000	316,416
4.00%, 11/01/2049	23,000	27,129
4.20%, 08/15/2034	378,000	431,641
4.25%, 01/15/2033	589,000	688,127
4.60%, 10/15/2038	350,000	428,406
4.95%, 10/15/2058	440,000	595,526
Commonwealth Edison Co.
3.65%, 06/15/2046	81,000	85,662
3.75%, 08/15/2047	150,000	160,041
Conagra Brands, Inc.
5.30%, 11/01/2038	90,000	97,859
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	136,205
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	160,156

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Consolidated Edison Co. of New York, Inc.
3.70%, 11/15/2059	$ 150,000	$ 142,178
4.20%, 03/15/2042	25,000	26,289
Constellation Brands, Inc.
4.40%, 11/15/2025	120,000	121,036
5.25%, 11/15/2048	70,000	74,065
Consumers Energy Co.
3.25%, 08/15/2046	52,000	52,059
4.35%, 08/31/2064	32,000	35,632
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	29,375	28,399
4.15%, 10/11/2025	340,039	366,423
Corning, Inc.
3.90%, 11/15/2049	464,000	451,143
Costco Wholesale Corp.
2.75%, 05/18/2024	142,000	148,869
Cottage Health Obligated Group
3.30%, 11/01/2049	270,000	274,878
Cox Communications, Inc.
3.25%, 12/15/2022 (A)	140,000	141,868
3.35%, 09/15/2026 (A)	67,000	67,619
4.60%, 08/15/2047 (A)	118,000	121,853
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	198,808
Crown Castle International Corp.
4.00%, 03/01/2027	47,000	48,400
4.88%, 04/15/2022	100,000	102,793
5.25%, 01/15/2023	80,000	83,406
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	104,000	104,038
CSX Corp.
3.35%, 09/15/2049	50,000	47,277
4.75%, 05/30/2042 - 11/15/2048	250,000	287,019
6.00%, 10/01/2036, MTN	70,000	84,705
CVS Health Corp.
3.25%, 08/15/2029	345,000	335,650
4.30%, 03/25/2028	358,000	382,932
5.05%, 03/25/2048	894,000	1,021,420
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	203,598	239,597
5.93%, 01/10/2034 (A)	196,473	223,973
6.20%, 10/10/2025 (A)	72,902	80,819
Daimler Finance North America LLC
2.88%, 03/10/2021 (A)	250,000	247,441
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	423,000	436,571
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	48,038
4.15%, 05/15/2045	140,000	154,828
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	241,461	219,380
4.75%, 11/07/2021	12,256	12,260
6.82%, 02/10/2024	632,745	666,384
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	45,008
Digital Realty Trust, LP
3.70%, 08/15/2027	89,000	88,363
Discover Bank
4.20%, 08/08/2023 (E)	350,000	368,497
Discovery Communications LLC
3.30%, 05/15/2022	190,000	186,180
4.38%, 06/15/2021	137,000	139,162
6.35%, 06/01/2040	50,000	56,262
Dollar General Corp.
4.13%, 05/01/2028	100,000	105,690
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	59,000	58,697
3.90%, 11/15/2049	358,000	309,193
4.60%, 12/15/2044	250,000	249,539

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dominion Energy, Inc.
2.75%, 09/15/2022	$ 132,000	$ 131,277
2.85%, 08/15/2026	61,000	58,379
4.90%, 08/01/2041	11,000	11,464
5.25%, 08/01/2033	90,000	95,796
6.30%, 03/15/2033	50,000	61,344
Dow Chemical Co.
5.25%, 11/15/2041	17,000	17,187
8.85%, 09/15/2021	190,000	202,234
DTE Electric Co.
3.70%, 03/15/2045	123,000	129,864
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100,000	102,094
6.00%, 12/01/2028	100,000	122,201
Duke Energy Indiana LLC
3.75%, 05/15/2046	100,000	107,956
Duke Energy Ohio, Inc.
3.80%, 09/01/2023	136,000	143,676
Duke Energy Progress LLC
3.70%, 10/15/2046	113,000	120,928
4.15%, 12/01/2044	65,000	73,025
4.20%, 08/15/2045	130,000	147,931
4.38%, 03/30/2044	44,000	50,487
5.70%, 04/01/2035	100,000	128,638
Duke Realty, LP
3.25%, 06/30/2026	36,000	35,983
3.63%, 04/15/2023	146,000	147,397
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	162,866
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (A)	250,000	246,023
DXC Technology Co.
4.25%, 04/15/2024	99,000	102,248
Eaton Corp.
4.00%, 11/02/2032	21,000	21,702
5.80%, 03/15/2037	130,000	169,946
Ecolab, Inc.
3.25%, 01/14/2023	66,000	65,884
Edison International
3.55%, 11/15/2024	645,000	640,580
5.75%, 06/15/2027	200,000	207,727
Emera US Finance, LP
4.75%, 06/15/2046	270,000	248,600
Enable Midstream Partners, LP
4.95%, 05/15/2028	95,000	57,283
Energy Transfer Operating, LP
4.75%, 01/15/2026	96,000	87,510
6.05%, 06/01/2041	325,000	282,985
Eni USA, Inc.
7.30%, 11/15/2027	150,000	179,245
Entergy Arkansas LLC
3.50%, 04/01/2026	61,000	64,603
Entergy Corp.
2.95%, 09/01/2026	65,000	61,296
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	115,832
3.05%, 06/01/2031	107,000	106,849
Enterprise Products Operating LLC
3.70%, 01/31/2051 (E)	200,000	176,374
3.95%, 01/31/2060	130,000	109,241
4.20%, 01/31/2050	275,000	262,367
4.45%, 02/15/2043	62,000	58,565
4.95%, 10/15/2054	35,000	35,636
5.10%, 02/15/2045	65,000	63,914
5.75%, 03/01/2035	100,000	98,438
7.55%, 04/15/2038	60,000	69,408

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
EOG Resources, Inc.
2.63%, 03/15/2023	$ 47,000	$ 45,681
EQM Midstream Partners, LP
5.50%, 07/15/2028	290,000	161,153
EQT Corp.
3.90%, 10/01/2027	161,000	111,042
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (A)	285,000	276,912
5.25%, 10/01/2020 (A)	8,000	8,128
5.63%, 03/15/2042 (A)	37,000	40,250
Essex Portfolio, LP
2.65%, 03/15/2032	300,000	266,177
Estee Lauder Cos., Inc.
3.13%, 12/01/2049	450,000	436,369
Evergy Metro, Inc.
3.15%, 03/15/2023	47,000	48,865
5.30%, 10/01/2041	60,000	71,949
Evergy, Inc.
2.90%, 09/15/2029	370,000	350,110
Exelon Corp.
3.40%, 04/15/2026	63,000	61,069
3.50%, 06/01/2022	300,000	290,683
Exxon Mobil Corp.
3.00%, 08/16/2039	345,000	345,073
3.10%, 08/16/2049 (E)	425,000	430,375
Fifth Third Bancorp
3.95%, 03/14/2028 (E)	210,000	220,646
FirstEnergy Corp.
2.65%, 03/01/2030	550,000	512,712
3.40%, 03/01/2050	520,000	490,862
4.85%, 07/15/2047	66,000	72,144
Fiserv, Inc.
3.20%, 07/01/2026	155,000	160,094
4.40%, 07/01/2049	145,000	153,450
Florida Power & Light Co.
5.13%, 06/01/2041	30,000	37,091
5.63%, 04/01/2034	100,000	129,224
General Electric Co.
2.70%, 10/09/2022	34,000	33,027
4.38%, 09/16/2020, MTN	104,000	104,060
4.65%, 10/17/2021, MTN	222,000	225,876
5.55%, 01/05/2026, MTN	542,000	577,288
General Mills, Inc.
4.00%, 04/17/2025	185,000	198,869
4.55%, 04/17/2038	45,000	47,728
Gilead Sciences, Inc.
3.25%, 09/01/2022	120,000	122,752
Glencore Funding LLC
4.63%, 04/29/2024 (A)	220,000	201,190
Global Payments, Inc.
4.15%, 08/15/2049	305,000	288,978
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	865,000	868,995
Fixed until 09/29/2024, 3.27% (B), 09/29/2025	484,000	491,880
3.50%, 11/16/2026	460,000	466,804
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	523,000	536,996
3.85%, 01/26/2027	1,490,000	1,536,309
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	385,000	402,617
Goodman Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	142,076
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	39,000	39,256
3.48%, 06/15/2050 (A)	36,000	36,207

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (A)	$ 44,000	$ 50,024
Halliburton Co.
3.80%, 11/15/2025	7,000	6,607
4.85%, 11/15/2035	157,000	121,696
7.60%, 08/15/2096 (A)	40,000	37,921
8.75%, 02/15/2021	100,000	101,720
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (B), 02/15/2069 (A)	400,000	470,805
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	217,706
Hartford HealthCare Corp.
3.45%, 07/01/2054	580,000	549,843
HCA, Inc.
5.13%, 06/15/2039	280,000	288,912
5.25%, 06/15/2026	320,000	335,606
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	500,000	446,644
Healthpeak Properties, Inc.
3.00%, 01/15/2030	200,000	190,683
3.40%, 02/01/2025	38,000	37,573
3.50%, 07/15/2029	296,000	289,232
3.88%, 08/15/2024	360,000	366,876
4.20%, 03/01/2024	27,000	27,061
Hess Corp.
6.00%, 01/15/2040	108,000	81,615
Home Depot, Inc.
3.13%, 12/15/2049	450,000	443,990
IBM Credit LLC
3.00%, 02/06/2023	300,000	310,425
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	127,423
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	115,000	120,460
International Business Machines Corp.
3.30%, 05/15/2026	625,000	667,932
7.00%, 10/30/2025	50,000	61,954
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	110,000	128,815
5.00%, 09/26/2048	126,000	128,529
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	138,083
8.63%, 01/15/2022	360,000	358,590
International Paper Co.
8.70%, 06/15/2038	70,000	100,283
ITC Holdings Corp.
2.70%, 11/15/2022	200,000	198,310
Jackson National Life Global Funding
2.50%, 06/27/2022 (A)	100,000	98,186
3.05%, 04/29/2026 (A)	81,000	86,917
3.25%, 01/30/2024 (A)	29,000	28,860
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	220,901
Jersey Central Power & Light Co.
6.15%, 06/01/2037	80,000	107,031
John Deere Capital Corp.
2.25%, 09/14/2026, MTN	220,000	214,860
2.80%, 09/08/2027, MTN	100,000	98,641
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	68,656	82,400
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	550,000	560,503
4.42%, 05/25/2025	112,000	119,351
4.99%, 05/25/2038	162,000	180,208

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
KeyCorp
4.15%, 10/29/2025, MTN	$ 130,000	$ 136,021
KeySpan Gas East Corp.
2.74%, 08/15/2026 (A)	97,000	98,125
Kimberly-Clark Corp.
2.40%, 06/01/2023	100,000	101,968
Kraft Heinz Foods Co.
2.80%, 07/02/2020	47,000	46,651
Kroger Co.
4.00%, 02/01/2024	95,000	99,946
8.00%, 09/15/2029	125,000	173,101
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	200,000	208,075
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	139,147
Legg Mason, Inc.
3.95%, 07/15/2024 (E)	115,000	114,108
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	110,495
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	263,074
Life Storage, LP
4.00%, 06/15/2029	350,000	355,379
Lincoln National Corp.
4.00%, 09/01/2023	100,000	100,026
4.20%, 03/15/2022	206,000	209,199
Lockheed Martin Corp.
4.50%, 05/15/2036	150,000	158,534
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	148,938
3.13%, 09/15/2024	50,000	50,832
3.65%, 04/05/2029	255,000	261,644
4.55%, 04/05/2049	140,000	151,031
4.65%, 04/15/2042	43,000	45,160
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	53,576
4.20%, 12/01/2042	75,000	65,236
4.25%, 02/01/2021	234,000	232,809
5.15%, 10/15/2043	62,000	60,349
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	85,112
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	156,000	159,631
Masco Corp.
6.50%, 08/15/2032	250,000	291,958
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	109,867
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (A)	44,000	40,719
7.63%, 11/15/2023 (A)	250,000	283,140
MassMutual Global Funding II
2.50%, 10/17/2022 (A)	100,000	99,613
McDonald’s Corp.
4.70%, 12/09/2035, MTN	39,000	44,002
6.30%, 10/15/2037, MTN	71,000	90,304
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	100,000	109,111
4.60%, 06/01/2044	70,000	83,058
Memorial Health Services
3.45%, 11/01/2049	535,000	547,035
Metropolitan Life Global Funding I
3.00%, 01/10/2023 - 09/19/2027 (A)	320,000	318,925
3.88%, 04/11/2022 (A)	300,000	315,407
Microsoft Corp.
3.50%, 02/12/2035	68,000	79,968
3.95%, 08/08/2056	88,000	110,902
4.00%, 02/12/2055	71,000	90,337
4.10%, 02/06/2037	266,000	320,642

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	$ 711,000	$ 721,931
3.63%, 01/20/2027	564,000	603,431
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	815,000	834,665
Fixed until 01/24/2028, 3.77% (B), 01/24/2029, MTN	221,000	232,820
3.88%, 01/27/2026, MTN	360,000	384,523
4.00%, 07/23/2025, MTN	871,000	918,083
4.30%, 01/27/2045	254,000	293,989
5.00%, 11/24/2025	334,000	365,641
5.50%, 07/28/2021, MTN	410,000	425,701
MPLX, LP
4.13%, 03/01/2027	104,000	88,618
4.50%, 04/15/2038	165,000	128,839
4.70%, 04/15/2048	32,000	24,768
5.20%, 03/01/2047	81,000	66,826
5.25%, 01/15/2025 (A)	134,000	114,859
5.50%, 02/15/2049	275,000	231,919
National Retail Properties, Inc.
3.50%, 10/15/2027	100,000	98,726
3.60%, 12/15/2026	124,000	124,096
4.30%, 10/15/2028	400,000	407,108
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	61,000	63,916
3.05%, 04/25/2027	92,000	96,305
Nevada Power Co.
5.38%, 09/15/2040	80,000	92,355
5.45%, 05/15/2041	40,000	48,172
6.65%, 04/01/2036	100,000	132,170
New England Power Co.
3.80%, 12/05/2047 (A)	112,000	114,904
New York Life Global Funding
2.35%, 07/14/2026 (A)	75,000	74,649
3.00%, 01/10/2028 (A)	137,000	140,241
New York Life Insurance Co.
4.45%, 05/15/2069 (A)	330,000	344,827
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (A)	83,000	87,118
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	45,000	45,873
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (A)	141,000	147,491
NiSource, Inc.
2.95%, 09/01/2029	210,000	199,254
3.85%, 02/15/2023	50,000	49,856
5.65%, 02/01/2045	89,000	102,203
5.80%, 02/01/2042	67,000	74,503
6.25%, 12/15/2040	100,000	114,838
Noble Energy, Inc.
3.25%, 10/15/2029	200,000	116,865
5.25%, 11/15/2043	220,000	129,244
6.00%, 03/01/2041	57,000	38,144
Norfolk Southern Corp.
3.85%, 01/15/2024	125,000	130,111
3.95%, 10/01/2042	25,000	25,458
4.05%, 08/15/2052	127,000	136,343
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	271,124
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	116,367
3.25%, 01/15/2028	75,000	77,934
3.85%, 04/15/2045	44,000	46,422

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NRG Energy, Inc.
4.45%, 06/15/2029 (A)	$ 250,000	$ 252,933
Nucor Corp.
6.40%, 12/01/2037	200,000	251,210
NYU Langone Hospitals
3.38%, 07/01/2055	225,000	208,832
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	136,320
Occidental Petroleum Corp.
4.63%, 06/15/2045	26,000	11,020
7.50%, 05/01/2031	190,000	98,154
7.88%, 09/15/2031	100,000	53,069
Office Properties Income Trust
4.00%, 07/15/2022	251,000	245,488
Ohio Power Co.
6.60%, 03/01/2033	65,000	93,763
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	50,000	60,970
OneBeacon Holdings, Inc.
4.60%, 11/09/2022	250,000	269,381
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	27,464
5.00%, 09/15/2023	65,000	59,369
6.65%, 10/01/2036	220,000	200,158
ONEOK, Inc.
3.40%, 09/01/2029	275,000	205,281
5.20%, 07/15/2048	300,000	235,197
Oracle Corp.
2.50%, 05/15/2022 - 10/15/2022	341,000	347,473
2.95%, 11/15/2024 - 05/15/2025	600,000	623,030
3.80%, 11/15/2037	160,000	164,825
3.85%, 07/15/2036	70,000	73,601
3.90%, 05/15/2035	60,000	64,865
Otis Worldwide Corp.
2.57%, 02/15/2030 (A)	580,000	563,700
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	124,000	105,841
PacifiCorp.
6.25%, 10/15/2037	20,000	25,961
Packaging Corp. of America
4.05%, 12/15/2049	340,000	336,814
Parker-Hannifin Corp.
4.10%, 03/01/2047	67,000	68,514
4.45%, 11/21/2044, MTN	37,000	38,893
Partners Healthcare System, Inc.
3.34%, 07/01/2060	944,000	942,319
Pennsylvania Electric Co.
3.25%, 03/15/2028 (A)	56,000	53,192
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	148,186
4.13%, 08/01/2023 (A)	184,000	190,038
4.88%, 07/11/2022 (A)	100,000	103,996
Pepperdine University
3.30%, 12/01/2059	230,000	263,288
Pfizer, Inc.
3.90%, 03/15/2039	385,000	435,043
Phillips 66 Partners, LP
3.15%, 12/15/2029	205,000	167,812
3.55%, 10/01/2026	34,000	30,681
4.90%, 10/01/2046	74,000	62,291

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	$ 121,000	$ 71,855
4.70%, 06/15/2044	180,000	118,370
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	50,249
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	46,439
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	106,538
4.20%, 06/15/2035	160,000	182,377
President & Fellows of Harvard College
3.30%, 07/15/2056	214,000	229,822
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	417,609
3.55%, 01/15/2024	1,505,000	1,672,543
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,202
7.00%, 10/30/2031	110,000	138,612
Progressive Corp.
Fixed until 03/15/2023 (G), 5.38% (B)	150,000	126,978
ProLogis, LP
3.25%, 10/01/2026	54,000	55,212
Protective Life Global Funding
2.26%, 04/08/2020 (A)	200,000	199,928
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	89,666
Prudential Financial, Inc.
3.91%, 12/07/2047	184,000	176,901
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	362,698
PSEG Power LLC
4.15%, 09/15/2021	113,000	114,593
Public Service Co. of Colorado
3.55%, 06/15/2046	43,000	42,161
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	42,712
Public Service Co. of Oklahoma
6.63%, 11/15/2037	80,000	107,692
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	93,000	92,578
3.65%, 09/01/2042, MTN	49,000	51,912
Quest Diagnostics, Inc.
3.45%, 06/01/2026	39,000	39,961
Qwest Corp.
6.75%, 12/01/2021	67,000	69,432
Realty Income Corp.
3.88%, 04/15/2025	175,000	178,953
4.65%, 03/15/2047	113,000	119,168
Regency Centers, LP
2.95%, 09/15/2029	480,000	452,013
Regions Financial Corp.
3.80%, 08/14/2023	170,000	172,123
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (A)	210,000	195,201
3.85%, 09/19/2023 (A)	460,000	494,600
Reynolds American, Inc.
5.70%, 08/15/2035	150,000	160,823
Rockwell Collins, Inc.
3.20%, 03/15/2024	80,000	82,244
4.35%, 04/15/2047	50,000	54,577
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	46,095
Ryder System, Inc.
2.88%, 09/01/2020, MTN	144,000	143,361
S&P Global, Inc.
3.25%, 12/01/2049	500,000	494,223

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
San Diego Gas & Electric Co.
3.95%, 11/15/2041	$ 33,000	$ 32,250
6.00%, 06/01/2026	75,000	90,556
SART
4.75%, 07/15/2024	1,279,709	1,306,967
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	159,000	147,722
Sempra Energy
4.05%, 12/01/2023	96,000	97,697
Sherwin-Williams Co.
3.13%, 06/01/2024	82,000	81,553
SITE Centers Corp.
3.63%, 02/01/2025	87,000	88,096
Southern California Edison Co.
1.85%, 02/01/2022	22,000	21,772
3.65%, 03/01/2028	150,000	152,868
3.90%, 12/01/2041	50,000	48,797
4.05%, 03/15/2042	325,000	338,213
Southern California Gas Co.
2.55%, 02/01/2030	477,000	475,631
Southern Co.
3.25%, 07/01/2026	48,000	47,789
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	48,000	48,557
3.25%, 06/15/2026	42,000	41,338
3.50%, 09/15/2021	182,000	182,636
3.95%, 10/01/2046	49,000	43,783
4.40%, 06/01/2043	79,000	81,903
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (A)	77,000	70,267
8.00%, 03/01/2032	140,000	168,167
Southern Power Co.
5.15%, 09/15/2041	165,000	157,713
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	109,330
Southwestern Public Service Co.
4.50%, 08/15/2041	70,000	76,810
6.00%, 10/01/2036	97,000	118,723
Spectra Energy Partners, LP
3.50%, 03/15/2025	125,000	116,571
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	157,684	146,026
State Street Corp.
3.10%, 05/15/2023	72,000	73,752
Steel Dynamics, Inc.
3.45%, 04/15/2030	389,000	352,029
Sunoco Logistics Partners Operations, LP
4.95%, 01/15/2043	309,000	242,410
5.30%, 04/01/2044	50,000	39,319
6.10%, 02/15/2042	100,000	86,344
Tampa Electric Co.
4.45%, 06/15/2049	350,000	378,411
TC PipeLines, LP
3.90%, 05/25/2027	81,000	76,464
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	192,007
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (A)	129,000	126,731
Texas Health Resources
4.33%, 11/15/2055	250,000	288,110
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	83,000	83,915
4.15%, 02/01/2024	86,000	92,220
Time Warner Cable LLC
6.55%, 05/01/2037	100,000	112,185

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	$ 330,000	$ 454,136
Toledo Edison Co.
6.15%, 05/15/2037	130,000	189,678
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	68,000	76,791
Truist Bank
3.30%, 05/15/2026	320,000	328,555
Truist Financial Corp.
2.63%, 06/29/2020, MTN	270,000	269,501
4.00%, 05/01/2025	53,000	55,821
Tyson Foods, Inc.
5.15%, 08/15/2044	240,000	283,801
UDR, Inc.
2.95%, 09/01/2026, MTN	74,000	71,878
3.20%, 01/15/2030, MTN	300,000	295,212
Unilever Capital Corp.
3.38%, 03/22/2025	110,000	117,223
Union Carbide Corp.
7.50%, 06/01/2025	40,000	44,898
7.75%, 10/01/2096	40,000	46,632
Union Electric Co.
2.95%, 06/15/2027	107,000	109,770
Union Pacific Corp.
4.10%, 09/15/2067	90,000	90,831
United Airlines Pass-Through Trust
2.88%, 04/07/2030	402,424	373,420
3.50%, 09/01/2031	222,993	216,653
3.65%, 07/07/2027	81,213	65,781
Series A,
3.75%, 03/03/2028	261,037	262,840
4.15%, 02/25/2033	399,974	414,849
Series A,
4.30%, 02/15/2027	194,303	194,260
4.55%, 02/25/2033	355,784	356,637
United Technologies Corp.
3.75%, 11/01/2046	190,000	198,895
4.15%, 05/15/2045	198,000	215,132
4.50%, 06/01/2042	261,000	301,501
UnitedHealth Group, Inc.
3.10%, 03/15/2026	80,000	84,449
4.63%, 07/15/2035	143,000	170,188
University of Southern California
3.23%, 10/01/2120	240,000	247,183
US Bancorp
2.63%, 01/24/2022, MTN	37,000	37,510
Valero Energy Corp.
7.50%, 04/15/2032	42,000	47,827
Ventas Realty, LP
3.50%, 02/01/2025	45,000	44,086
3.85%, 04/01/2027	123,000	119,525
4.13%, 01/15/2026	68,000	67,949
Verizon Communications, Inc.
4.02%, 12/03/2029	55,000	61,771
4.27%, 01/15/2036	40,000	46,457
4.33%, 09/21/2028	1,000,000	1,137,320
4.40%, 11/01/2034	811,000	946,552
4.50%, 08/10/2033	600,000	707,229
4.67%, 03/15/2055	315,000	400,601
4.86%, 08/21/2046	109,000	142,250
5.25%, 03/16/2037	206,000	261,645
ViacomCBS, Inc.
3.70%, 08/15/2024	173,000	168,895
4.00%, 01/15/2026	83,000	81,492
4.85%, 07/01/2042	100,000	87,825
4.90%, 08/15/2044	68,000	63,589

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Virginia Electric & Power Co.
2.75%, 03/15/2023	$ 145,000	$ 146,056
3.30%, 12/01/2049	200,000	199,698
3.45%, 02/15/2024	21,000	21,777
4.45%, 02/15/2044	21,000	23,776
VMware, Inc.
2.95%, 08/21/2022	319,000	317,338
Walt Disney Co.
9.50%, 07/15/2024	80,000	101,964
Waste Management, Inc.
3.45%, 06/15/2029	165,000	169,175
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	146,485
Wells Fargo & Co.
2.50%, 03/04/2021	71,000	71,012
3.00%, 02/19/2025, MTN	650,000	662,636
Fixed until 06/17/2026, 3.20% (B), 06/17/2027, MTN	800,000	824,348
3.30%, 09/09/2024, MTN	300,000	312,357
3.50%, 03/08/2022, MTN	400,000	407,774
3.75%, 01/24/2024, MTN	255,000	269,491
4.10%, 06/03/2026, MTN	70,000	74,345
4.30%, 07/22/2027, MTN	63,000	67,107
4.40%, 06/14/2046, MTN	110,000	118,135
4.65%, 11/04/2044, MTN	123,000	134,944
4.75%, 12/07/2046, MTN	263,000	290,680
4.90%, 11/17/2045, MTN	90,000	102,603
5.38%, 11/02/2043	200,000	234,454
Welltower, Inc.
2.70%, 02/15/2027	98,000	93,109
3.10%, 01/15/2030	220,000	207,715
6.50%, 03/15/2041	140,000	165,786
Western Union Co.
3.60%, 03/15/2022	230,000	233,015
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	156,383
Williams Cos., Inc.
3.90%, 01/15/2025	78,000	71,820
4.85%, 03/01/2048 (E)	146,000	136,119
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	111,122
3.65%, 12/15/2042 (E)	40,000	40,008
WP Carey, Inc.
4.25%, 10/01/2026	100,000	102,843
WRKCo, Inc.
3.75%, 03/15/2025	250,000	251,318
3.90%, 06/01/2028	40,000	39,878
WW Grainger, Inc.
4.60%, 06/15/2045	291,000	343,448
Xylem, Inc.
3.25%, 11/01/2026	33,000	34,925
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	80,000	82,038

		135,713,728

Virgin Islands, British - 0.0% (F)
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (A)	360,000	390,042

Total Corporate Debt Securities (Cost $186,916,975)		188,398,311

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.0% (F)
Colombia Government International Bond
4.00%, 02/26/2024	$ 200,000	$ 202,502
5.00%, 06/15/2045	200,000	205,000
7.38%, 09/18/2037	100,000	124,500

		532,002

Israel - 0.3%
Israel Government AID Bond
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	936,653
Israel Government AID Bond, Principal Only STRIPS
Series 2,
Zero Coupon, 11/01/2024	3,300,000	3,128,600

		4,065,253

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	1,151,000	1,144,106
4.13%, 01/21/2026	200,000	205,002
4.35%, 01/15/2047	100,000	97,152
4.50%, 01/31/2050	265,000	261,955
4.75%, 03/08/2044, MTN	332,000	334,161
5.75%, 10/12/2110, MTN	70,000	72,538

		2,114,914

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	218,002

Peru - 0.0% (F)
Peru Government International Bond
5.63%, 11/18/2050 (E)	35,000	52,150

Total Foreign Government Obligations (Cost $6,705,834)		6,982,321

MORTGAGE-BACKED SECURITIES - 7.4%
Cayman Islands - 0.0% (F)
BXMT, Ltd.
Series 2017-FL1, Class D,
1-Month LIBOR + 2.70%, 3.50% (B), 06/15/2035 (A)	580,000	499,223

United States - 7.4%
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	265,032	244,068
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	256,104	238,294
Series 2006-41CB, Class 2A13,
5.75%, 01/25/2037	549,861	382,289
Angel Oak Mortgage Trust
Series 2019-5, Class B1,
3.96% (B), 10/25/2049 (A)	2,470,000	2,121,678
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class A3,
3.30% (B), 07/26/2049 (A)	725,562	713,716
Series 2019-4, Class B2,
5.66% (B), 07/26/2049 (A)	2,000,000	1,422,908
Arroyo Mortgage Trust
Series 2019-1, Class A1,
3.81% (B), 01/25/2049 (A)	556,577	540,557

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	$ 100,000	$ 100,992
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	150,000	128,198
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.44% (B), 03/20/2035	6,532	6,518
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.56% (B), 11/25/2033	21,212	19,944
BANK
Series 2019-BN21, Class XA,
1.00% (B), 10/17/2052	11,254,997	699,549
Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2019-C5, Class XA,
0.90% (B), 11/15/2052	17,883,598	1,053,129
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	893,828
BCAP LLC Trust
Series 2007-AA2, Class 2A12,
5.50%, 04/25/2037	1,389,104	954,471
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1-Month LIBOR + 0.64%, 1.59% (B), 07/25/2034	44,572	44,216
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.40% (B), 07/25/2033	16,873	15,609
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 3.84% (B), 02/25/2036	132,911	123,867
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.62% (B), 06/11/2041 (A)	10,153	12
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
1.30% (B), 12/11/2049 (A)	5,035	194
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.36% (B), 02/25/2037	25,650	23,484
Series 2007-A1, Class 8A1,
4.26% (B), 02/25/2037	261,197	236,227
Series 2007-A2, Class 2A1,
4.13% (B), 06/25/2035	12,005	10,853
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
3.83% (B), 11/25/2034	369,682	330,708
Series 2004-3, Class A26,
5.50%, 04/25/2034	25,669	24,575
Series 2004-3, Class A4,
5.75%, 04/25/2034	20,535	19,730
Series 2004-HYB6, Class A3,
3.92% (B), 11/20/2034	260,388	224,137
Series 2005-15, Class A3,
5.75%, 08/25/2035	228,833	184,132
Series 2005-HYB3, Class 2A2A,
4.08% (B), 06/20/2035	459,086	428,241
Series 2006-HYB2, Class 2A1B,
3.59% (B), 04/20/2036	513,425	423,090
Series 2007-2, Class A16,
6.00%, 03/25/2037	564,941	417,164

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CIM Trust
Series 2019-INV3, Class A11,
1-Month LIBOR + 1.00%, 2.58% (B), 08/25/2049 (A)	$ 3,099,211	$ 3,014,511
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	44,636	45,558
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class B1,
3.97% (B), 07/25/2049 (A)	1,000,000	864,316
Colt Mortgage Loan Trust
Series 2018-2, Class A1,
3.47% (B), 07/27/2048 (A)	350,971	346,016
Series 2019-4, Class A1,
2.58% (B), 11/25/2049 (A)	1,298,342	1,259,365
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	516,135
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (A)	156,000	154,654
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	789,468
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	461,084
Series 2018-HOME, Class A,
3.82% (B), 04/10/2033 (A)	1,565,000	1,695,820
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.51% (B), 07/10/2038	7,668	7,618
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 3.25% (B), 08/25/2031 (A)	871,407	721,136
Series 2019-R06, Class 2M2,
1-Month LIBOR + 2.10%, 3.05% (B), 09/25/2039 (A)	1,500,000	1,159,698
Series 2019-R07, Class 1M1,
1-Month LIBOR + 0.77%, 1.72% (B), 10/25/2039 (A)	1,737,955	1,694,970
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	15,716	15,995
Series 2003-AR26, Class 2A1,
3.93% (B), 11/25/2033	213,538	196,493
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	45,177	44,238
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	600,000	487,228
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1,
4.26% (B), 07/25/2059 (A)	1,000,000	877,170
Series 2019-4A, Class A3,
3.05% (B), 10/25/2059 (A)	1,802,392	1,700,611
Series 2020-1, Class A3,
2.65% (B), 01/25/2060 (A)	1,400,000	1,352,018
Series 2020-1, Class B1,
3.66% (B), 01/25/2060 (A)	2,000,000	1,674,606

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AR1, Class 1A3,
1-Month LIBOR + 0.33%, 1.28% (B), 02/25/2036	$ 1,394,549	$ 1,210,048
Ellington Financial Mortgage Trust
Series 2018-1, Class A1FX,
4.14% (B), 10/25/2058 (A)	586,683	579,665
FREMF Mortgage Trust
Series 2017-K727, Class C,
3.74% (B), 07/25/2024 (A)	860,000	813,041
FWD Securitization Trust
Series 2019-INV1, Class M1,
3.48% (B), 06/25/2049 (A)	1,150,000	938,249
GCAT Trust
Series 2019-NQM2, Class A3,
3.16% (B), 09/25/2059 (A)	1,758,567	1,717,584
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	694,021
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.30% (B), 09/25/2035 (A)	49,203	38,871
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
4.62% (B), 10/25/2033	12,226	11,126
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	32,240	31,519
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	9,563	9,434
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 08/25/2022 (A)	1,120,000	1,123,932
Series 2018-RPL1, Class A,
4.25% (B), 06/25/2023 (A)	1,565,000	1,556,844
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	1,500,000	1,299,358
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1,
3.77% (B), 06/25/2048 (A)	399,237	385,596
Series 2018-2, Class A1,
3.99% (B), 11/25/2058 (A)	820,153	798,512
Series 2019-1, Class M1,
3.95% (B), 01/25/2059 (A)	500,000	459,617
Impac CMB Trust
Series 2004-10, Class 3A1,
1-Month LIBOR + 0.70%, 1.65% (B), 03/25/2035	490,111	412,071
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 1.57% (B), 09/25/2034	147,658	146,603
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.54%, 1.49% (B), 05/25/2035	481,781	435,478
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 1.55% (B), 05/25/2035	25,981	20,698
Series 2005-4, Class 2B1,
1-Month LIBOR + 2.48%, 3.42% (B), 05/25/2035	377,908	311,337
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 1.65% (B), 02/25/2036	687,256	587,276
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 3.20% (B), 05/25/2037 (A)	578,128	505,306

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
4.89% (B), 08/25/2033	$ 33,038	$ 32,557
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 1.30% (B), 05/25/2036	35,525	28,696
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 1.30% (B), 08/25/2036	4,501	4,354
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,000,351
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.29% (B), 05/15/2045	23,748	4
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.65% (B), 02/25/2034	8,729	7,913
Series 2006-A2, Class 5A3,
4.12% (B), 11/25/2033	14,931	13,828
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	192,000	187,127
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	473,184	276,765
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	855,000	784,418
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,660,000	1,506,498
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.56% (B), 04/21/2034	27,239	25,335
Series 2004-13, Class 3A7,
4.68% (B), 11/21/2034	12,721	12,002
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 3.18% (B), 11/21/2034	190,809	179,513
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	29,371	30,008
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
Zero Coupon, 11/25/2018	1,667	1,554
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	39,782	40,175
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	55,252	54,348
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 1.57% (B), 10/25/2028	247,509	227,157
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 1.59% (B), 01/25/2029	62,081	56,622
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 1.41% (B), 04/25/2029	55,710	48,926

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.38% (B), 12/12/2049 (A) (H)	$ 30,271	$ 0
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	126,833	127,345
Morgan Stanley Capital I Trust
Series 2006-HQ8, Class D,
5.60% (B), 03/12/2044	246,990	246,311
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.59% (B), 12/15/2043 (A) (H)	33,211	0
Series 2007-HQ11, Class X,
0.22% (B), 02/12/2044 (A)	25,879	18
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.52%, 1.47% (B), 12/25/2035	162,844	148,966
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,230,000	1,200,576
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1,
3.99% (B), 11/25/2048 (A)	383,301	380,992
OBX Trust
Series 2019-EXP3, Class 2A1A,
1-Month LIBOR + 0.90%, 1.85% (B), 10/25/2059 (A)	1,581,137	1,518,864
Series 2019-EXP3, Class 2A1B,
1-Month LIBOR + 0.90%, 1.85% (B), 10/25/2059 (A)	500,000	452,108
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
1-Month LIBOR + 0.28%, 1.23% (B), 12/25/2035	605,583	513,506
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
1-Month LIBOR + 0.30%, 1.25% (B), 04/25/2036	499,144	413,782
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.95% (B), 05/25/2035	1,253	1,246
PRPM
Series 2019-GS1, Class A2,
4.75% (B), 10/25/2024 (A)	2,340,707	2,337,538
PRPM LLC
Series 2019-1A, Class A1,
4.50% (B), 01/25/2024 (A)	685,833	692,352
RALI Trust
Series 2004-QA4, Class NB3,
4.76% (B), 09/25/2034	17,828	15,742
Series 2006-QH1, Class A1,
1-Month LIBOR + 0.19%, 1.14% (B), 12/25/2036	89,418	75,469
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	157,392
Residential Mortgage Loan Trust
Series 2019-2, Class M1,
3.86% (B), 05/25/2059 (A)	1,000,000	935,967

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA,
3.50%, 03/25/2058	$ 1,266,843	$ 1,338,804
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,707,668	1,828,549
Series 2019-3, Class MB,
3.50%, 10/25/2058	653,200	719,146
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,462,816	1,582,484
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 1.53% (B), 04/20/2033	90,900	82,374
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 1.43% (B), 06/20/2033	26,603	23,739
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 1.37% (B), 12/20/2034	34,647	30,201
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 1.29% (B), 06/20/2034	114,913	97,831
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 1.47% (B), 09/20/2034	163,323	146,757
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 1.45% (B), 10/20/2034	118,359	103,040
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.20%, 0.97% (B), 07/20/2036	197,675	173,546
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 1.57% (B), 10/20/2027	42,649	38,544
Series 2018-2, Class A4,
3.50% (B), 02/25/2048 (A)	649,028	649,520
STACR Trust
Series 2018-DNA2, Class M2,
1-Month LIBOR + 2.15%, 3.10% (B), 12/25/2030 (A)	2,000,000	1,625,306
Series 2018-DNA3, Class M2,
1-Month LIBOR + 2.10%, 3.05% (B), 09/25/2048 (A)	2,000,000	1,644,451
Series 2018-HRP2, Class M3,
1-Month LIBOR + 2.40%, 3.35% (B), 02/25/2047 (A)	3,000,000	2,571,220
Starwood Mortgage Residential Trust
Series 2019-1, Class A1,
2.94% (B), 06/25/2049 (A)	792,612	787,313
Series 2019-INV1, Class M1,
3.06% (B), 09/27/2049 (A)	1,000,000	867,479
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
3.87% (B), 02/25/2034	260,952	234,559
Series 2004-12, Class 9A,
3.82% (B), 09/25/2034	331,027	294,781
Series 2004-18, Class 4A1,
3.89% (B), 12/25/2034	117,887	107,728
Series 2004-4, Class 5A,
3.80% (B), 04/25/2034	5,670	4,828
Series 2007-9, Class 1A1,
6-Month LIBOR + 1.50%, 3.03% (B), 10/25/2037	2,303,414	1,866,445

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 1.41% (B), 10/19/2034	$ 26,152	$ 23,433
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.00% (B), 07/19/2035	91,888	81,087
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.08% (B), 12/25/2033	4,958	4,260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
3.82% (B), 09/25/2033	252,166	234,891
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 1.59% (B), 09/25/2043	53,609	48,468
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 1.69% (B), 09/25/2034	71,809	60,645
Series 2004-4, Class 3A,
3.51% (B), 12/25/2044	83,339	75,985
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (B), 09/25/2022	1,075,000	960,214
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	2,000,000	1,592,853
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	177,407
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	104,913
Series 2012-C2, Class XA,
1.30% (B), 05/10/2063 (A)	513,968	12,337
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	290,914
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56%, 12/15/2020	1,185,000	1,185,000
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A,
4.05% (B), 10/26/2048 (A)	702,598	703,145
Series 2019-3, Class A,
3.03% (B), 10/25/2049 (A)	2,333,530	2,112,965
Verus Securitization Trust
Series 2018-2, Class A1,
3.68% (B), 06/01/2058 (A)	242,071	235,388
Series 2018-3, Class A1,
4.11% (B), 10/25/2058 (A)	2,487,432	2,439,121
Series 2019-4, Class M1,
3.21% (B), 11/25/2059 (A)	2,500,000	2,213,867
Series 2019-INV1, Class M1,
4.03% (B), 12/25/2059 (A)	4,000,000	3,547,752
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	541,621
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (A)	400,000	399,125
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (H)	39,207	0

The notes are an integral part of this report. Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
4.18% (B), 10/25/2033	$ 20,976	$ 18,955
Series 2003-AR11, Class A6,
4.11% (B), 10/25/2033	42,996	37,678
Series 2003-AR5, Class A7,
4.65% (B), 06/25/2033	30,531	27,521
Series 2003-AR6, Class A1,
4.68% (B), 06/25/2033	39,264	36,542
Series 2003-AR7, Class A7,
4.43% (B), 08/25/2033	36,824	33,464
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	24,860	25,491
Series 2004-AR10, Class A3,
1-Month LIBOR + 0.55%, 1.50% (B), 07/25/2044	683,148	616,845
Series 2005-AR10, Class 1A3,
4.12% (B), 09/25/2035	158,553	149,723
Series 2005-AR10, Class 1A4,
4.12% (B), 09/25/2035	788,392	745,311
Series 2006-AR17, Class 1A1A,
12-MTA + 0.81%, 2.86% (B), 12/25/2046	251,548	205,707
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR14, Class A1,
4.84% (B), 08/25/2035	139,038	127,364
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (A)	96,427	97,513
Series 2012-C6, Class A4,
3.44%, 04/15/2045	197,107	198,543

		95,112,290

Total Mortgage-Backed Securities (Cost $103,801,560)		95,611,513

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	32,704
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	122,924
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	600,000	617,904

		773,532

New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	187,799
5.65%, 11/01/2040	40,000	53,787

		241,586

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 0.0% (F)
Ohio State University, Revenue Bonds
Series A,
4.05%, 12/01/2056	$ 114,000	$ 119,438
4.80%, 06/01/2111	91,000	109,613

		229,051

Total Municipal Government Obligations (Cost $1,152,876)		1,244,169

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.6%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 1.25% (B), 07/15/2042 - 03/15/2044	1,200,103	1,205,309
3.00%, 07/01/2033 - 01/15/2044	1,704,202	1,832,785
3.50%, 01/01/2032 - 10/01/2049	9,924,132	10,559,307
4.00%, 06/01/2042 - 12/01/2047	2,144,826	2,320,973
1-Year CMT + 2.25%, 4.24% (B), 02/01/2036	26,723	27,063
12-Month LIBOR + 1.85%, 4.26% (B), 07/01/2040	52,114	53,171
4.50%, 05/01/2041 - 06/01/2048	1,789,883	1,953,025
1-Year CMT + 2.43%, 4.72% (B), 12/01/2031	17,773	17,980
5.00%, 02/01/2034	215,914	237,159
6.00%, 01/01/2024 - 01/01/2034	28,746	30,245
6.50%, 12/01/2027 - 11/01/2037	285,286	340,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.30% (B), 07/25/2023	27,227,973	248,079
2.13% (B), 05/25/2028	4,531,000	627,334
2.17% (B), 07/25/2026	9,730,000	1,081,121
1-Month LIBOR + 0.70%, 2.22% (B), 09/25/2022	114,019	112,435
2.25% (B), 05/25/2047	8,000,000	1,289,902
2.60%, 09/25/2020	3,677	3,680
2.62%, 01/25/2023	1,750,000	1,824,672
2.72%, 07/25/2026	840,000	922,711
2.74%, 09/25/2025	700,000	739,662
2.77%, 05/25/2025	750,000	804,395
2.81%, 09/25/2024	1,478,000	1,585,836
2.84%, 09/25/2022	384,184	399,917
3.09% (B), 04/25/2028	629,000	700,408
3.12%, 06/25/2027	1,634,000	1,825,280
3.24%, 04/25/2027	602,000	677,005
3.30% (B), 11/25/2027	546,000	619,315
3.33%, 05/25/2027	322,000	362,958
3.36%, 12/25/2027	1,360,000	1,544,952
3.39%, 03/25/2024	714,000	769,776
3.49%, 01/25/2024	1,000,000	1,077,951
3.69%, 01/25/2029	555,000	651,590
3.90% (B), 08/25/2028	1,125,000	1,340,359
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.05% (B), 06/15/2043	862,983	847,750
1-Month LIBOR + 0.40%, 1.10% (B), 04/15/2039	231,219	231,390
1-Month LIBOR + 0.45%, 1.15% (B), 05/15/2039 - 11/15/2039	278,956	278,894
1-Month LIBOR + 0.40%, 2.06% (B), 07/15/2037	76,112	76,003
3.00%, 02/15/2026	221	221
3.50%, 05/15/2021 - 02/15/2026	1,937,700	2,054,213
4.00%, 12/15/2024 - 12/15/2041	2,032,571	2,227,139
4.50%, 06/15/2025	360,791	383,573
5.00%, 12/15/2022 - 05/15/2041	407,620	466,359
5.30%, 01/15/2033	45,435	52,390

The notes are an integral part of this report. Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.50%, 11/15/2023 - 07/15/2037	$ 761,616	$ 904,435
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	44,569	49,659
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	90,078	99,478
5.70% (B), 10/15/2038	29,260	32,959
5.75%, 06/15/2035 - 08/15/2035	927,978	1,096,872
5.85%, 09/15/2035	280,288	326,101
6.00%, 04/15/2036	82,236	98,156
6.50%, 02/15/2032	38,080	44,724
(4.44) * 1-Month LIBOR + 24.43%, 21.30% (B), 06/15/2035	51,069	70,732
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	297	3
5.00%, 10/15/2039	66,713	5,510
(1.00) * 1-Month LIBOR + 6.37%, 5.67% (B), 10/15/2037	255,213	51,926
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	199,147	185,983
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 1.35% (B), 03/25/2043	476,926	472,494
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 1.17% (B), 03/25/2045	54,872	54,661
1-Month LIBOR + 0.50%, 1.45% (B), 08/25/2042	204,984	206,698
1-Month LIBOR + 0.48%, 2.00% (B), 09/01/2024	891,604	889,155
2.00%, 12/01/2020	500,000	502,328
2.22%, 12/01/2022	1,342,890	1,384,338
2.38%, 12/01/2022	896,605	928,001
2.39%, 06/01/2025	396,005	418,652
2.45%, 11/01/2022 - 02/01/2023	2,987,025	3,096,561
2.48% (B), 12/25/2026	283,504	295,197
2.49%, 05/25/2026	1,000,000	1,055,007
2.50%, 04/01/2023	1,000,000	1,042,712
2.52%, 05/01/2023	1,000,000	1,044,431
2.53%, 10/01/2022 - 09/25/2024	2,242,115	2,345,609
2.57%, 01/01/2023	1,863,253	1,936,944
1-Month LIBOR + 0.93%, 2.58% (B), 11/25/2022	148,728	148,332
2.59%, 10/01/2028	2,435,000	2,636,663
2.64%, 04/01/2023	888,169	928,299
2.67%, 07/01/2022	1,000,000	1,030,836
2.69%, 12/01/2028	2,010,000	2,194,937
2.70%, 07/01/2026	994,150	1,077,291
2.72%, 10/25/2024	987,152	1,011,780
2.75%, 03/01/2022	76,266	78,531
2.79% (B), 06/01/2023	723,613	759,705
2.81%, 06/01/2023 - 05/01/2027	1,936,242	2,079,736
2.88%, 01/01/2032	2,878,531	3,212,617
2.90%, 06/25/2027	1,182,532	1,247,967
2.92%, 08/25/2021 - 12/01/2024	1,212,649	1,293,159
2.93%, 06/01/2030	800,000	891,754
2.94%, 02/01/2027 - 12/01/2028	4,225,870	4,666,621
2.96% (B), 09/25/2027	1,500,000	1,609,651
2.98%, 07/01/2022 - 04/01/2023	2,350,889	2,448,351
3.02% (B), 08/25/2024	955,000	1,013,979
3.04%, 12/01/2024	995,948	1,078,870
3.05% (B), 03/25/2028	740,000	806,908
3.05%, 01/01/2025 - 12/01/2029	6,676,000	7,470,330
3.06% (B), 05/25/2027	930,000	1,010,439

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.08% (B), 06/25/2027	$ 1,001,000	$ 1,084,820
3.08%, 12/01/2024	926,786	1,002,772
3.09%, 09/01/2029	2,385,000	2,690,009
3.09% (B), 04/25/2027 - 02/25/2030	1,696,000	1,840,586
3.10%, 09/01/2025	977,736	1,071,710
3.10% (B), 07/25/2024	802,515	856,695
3.11%, 01/01/2022 - 12/01/2024	1,623,131	1,725,046
3.12%, 11/01/2026	961,283	1,062,278
3.12% (B), 04/25/2028	2,500,000	2,740,867
3.13%, 06/01/2030	500,000	569,387
3.14%, 12/01/2026	902,209	996,669
3.15%, 12/01/2024	2,325,206	2,524,359
3.18% (B), 04/25/2029	823,000	912,334
3.20%, 06/01/2030	493,951	561,976
3.21%, 03/01/2029	4,000,000	4,519,748
3.24%, 10/01/2026	903,465	1,001,487
3.26%, 07/01/2022	1,247,353	1,295,686
3.29%, 08/01/2026	3,990,131	4,450,837
3.30%, 12/01/2026 - 12/01/2029	4,940,007	5,628,546
3.32%, 04/01/2029	3,000,000	3,420,399
3.34%, 02/01/2027 - 07/01/2030	4,598,270	5,207,347
3.35%, 08/01/2023	646,389	692,659
3.38%, 12/01/2023	1,445,407	1,557,639
3.38% (B), 07/25/2028	1,342,000	1,492,042
3.45%, 01/01/2024 - 04/01/2029	3,065,590	3,447,967
3.48% (B), 01/25/2024	1,128,638	1,215,376
3.50%, 08/01/2032 - 09/01/2049	6,924,049	7,375,125
3.51% (B), 01/01/2021 - 12/25/2023	1,732,469	1,842,373
3.58%, 01/01/2032	1,671,147	1,937,293
3.59%, 12/01/2020	1,242,520	1,246,325
3.63%, 10/01/2029	459,161	534,508
3.63% (B), 11/25/2028	1,980,000	2,247,542
3.66%, 10/01/2028	1,566,318	1,797,222
3.67%, 07/01/2023	925,000	997,651
3.73% (B), 07/01/2022	746,664	773,122
3.76%, 11/01/2023	966,949	1,048,818
3.77%, 12/01/2025	980,484	1,100,608
3.82% (B), 05/01/2022	616,358	637,091
4.00%, 01/01/2035 - 08/01/2048	2,610,623	2,823,007
4.02%, 11/01/2028	359,399	421,661
4.04%, 10/01/2020	400,000	400,078
4.06% (B), 09/01/2021	97,555	101,226
4.25%, 04/01/2021	1,050,000	1,066,726
4.48%, 02/01/2021	431,859	436,306
4.50%, 09/01/2040 - 09/01/2049	5,143,032	5,677,134
5.00%, 06/01/2033 - 06/01/2048	2,148,621	2,326,156
5.50%, 03/01/2024 - 03/01/2035	244,221	270,896
6.00%, 08/01/2021 - 09/01/2037	504,145	566,696
7.00%, 11/01/2037 - 12/01/2037	19,435	22,295
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.20%, 3.15% (B), 01/25/2030	3,625,602	3,203,504
1-Month LIBOR + 2.35%, 3.30% (B), 01/25/2031	2,350,000	1,973,538
1-Month LIBOR + 2.50%, 3.45% (B), 05/25/2030	2,243,062	1,935,514
1-Month LIBOR + 4.35%, 5.30% (B), 05/25/2029	1,575,642	1,502,275
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 1.24% (B), 07/25/2036	74,708	73,735
1-Month LIBOR + 0.40%, 1.35% (B), 05/25/2027	94,203	93,681
1-Month LIBOR + 0.50%, 1.45% (B), 05/25/2035 - 10/25/2042	632,835	629,194

The notes are an integral part of this report. Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
1-Month LIBOR + 0.60%, 1.55% (B), 04/25/2040	$ 16,654	$ 16,687
1-Month LIBOR + 0.65%, 1.60% (B), 02/25/2024	36,321	36,473
1-Month LIBOR + 0.90%, 1.85% (B), 03/25/2038	107,211	108,895
1-Month LIBOR + 1.25%, 2.20% (B), 07/25/2023	67,089	67,968
3.00%, 05/25/2026 - 01/25/2046	1,045,779	1,092,568
3.50%, 04/25/2031	842,676	907,010
4.00%, 05/25/2033	108,368	119,901
5.00%, 10/25/2025	57,972	61,566
5.25%, 05/25/2039	26,546	28,707
5.50%, 03/25/2023 - 07/25/2040	490,573	544,463
6.00%, 03/25/2029	15,585	17,684
6.50%, 01/25/2032 - 07/25/2036	71,182	84,832
7.00%, 11/25/2041	65,776	78,434
(3.50) * 1-Month LIBOR + 23.10%, 19.79% (B), 06/25/2035	33,160	38,718
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 5.58% (B), 01/25/2041	245,831	52,726
(1.00) * 1-Month LIBOR + 6.60%, 5.65% (B), 08/25/2035 - 06/25/2036	269,276	53,408
(1.00) * 1-Month LIBOR + 6.70%, 5.75% (B), 03/25/2036	235,005	50,904
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	1,129,658	991,920
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	23,379	22,226
05/15/2030, MTN	400,000	340,676
FREMF Mortgage Trust
3.58% (B), 11/25/2049 (A)	491,000	463,742
3.67% (B), 11/25/2049 (A)	2,000,000	1,867,654
3.68% (B), 01/25/2048 (A)	2,300,000	2,226,727
3.68% (B), 01/25/2048 (A)	1,000,000	931,291
3.83% (B), 11/25/2047 (A)	1,000,000	940,714
3.84% (B), 07/25/2049 (A)	440,000	435,329
1-Month LIBOR + 2.50%, 4.02% (B), 11/25/2024 (A)	548,809	469,072
4.07% (B), 11/25/2047 (A)	455,000	431,994
Government National Mortgage Association
1.65%, 01/20/2063 - 04/20/2063	576,144	575,498
1-Month LIBOR + 0.34%, 2.00% (B), 12/20/2062	442,578	435,207
1-Month LIBOR + 0.41%, 2.07% (B), 03/20/2063	271,023	267,444
1-Month LIBOR + 0.45%, 2.11% (B), 03/20/2060 - 02/20/2063	510,024	503,804
1-Month LIBOR + 0.47%, 2.13% (B), 03/20/2063 - 08/20/2065	1,686,448	1,662,772
1-Month LIBOR + 0.48%, 2.14% (B), 04/20/2063 - 02/20/2065	2,013,528	2,006,182
1-Month LIBOR + 0.50%, 2.16% (B), 02/20/2061 - 06/20/2067	4,482,061	4,419,336
1-Month LIBOR + 0.52%, 2.18% (B), 10/20/2062 - 09/20/2065	737,419	726,603
1-Month LIBOR + 0.55%, 2.21% (B), 04/20/2062 - 07/20/2062	3,592	3,573
1-Month LIBOR + 0.56%, 2.22% (B), 03/20/2067	1,239,831	1,219,133

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.58%, 2.24% (B), 05/20/2066	$ 425,234	$ 423,062
1-Month LIBOR + 0.60%, 2.26% (B), 04/20/2064 - 11/20/2065	2,733,613	2,696,739
1-Month LIBOR + 0.65%, 2.31% (B), 05/20/2061 - 03/20/2064	2,036,244	2,020,313
1-Month LIBOR + 0.69%, 2.35% (B), 02/20/2064	511,321	505,689
1-Month LIBOR + 0.70%, 2.36% (B), 09/20/2063	971,422	965,940
1-Month LIBOR + 1.00%, 2.66% (B), 12/20/2066	417,367	415,970
3.50%, 11/20/2049	1,995,385	2,125,720
4.00%, 09/16/2025	500,000	538,758
4.02% (B), 11/16/2042	144,981	161,618
4.25%, 12/20/2044	634,272	686,668
4.50%, 05/20/2048 - 11/20/2049	3,922,476	4,275,508
4.59% (B), 10/20/2041	395,279	445,205
4.78% (B), 11/20/2042	364,714	414,673
5.00%, 04/20/2041	234,052	293,590
5.30% (B), 07/20/2060	9,277	9,760
5.50%, 01/16/2033 - 07/20/2037	532,043	609,184
5.87% (B), 12/20/2038	81,230	94,882
6.00%, 02/15/2024 - 09/20/2038	235,076	257,445
(3.50) * 1-Month LIBOR + 23.28%, 20.57% (B), 04/20/2037	36,943	56,756
Government National Mortgage Association, Interest Only STRIPS
1.66% (B), 06/20/2067	2,715,310	234,060
(1.00) * 1-Month LIBOR + 6.60%, 5.83% (B), 05/20/2041	82,391	15,004
7.50%, 04/20/2031	1,829	256
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	25,521	24,656
Residual Funding Corp., Principal Only STRIPS
07/15/2020 - 10/15/2020	5,225,000	5,216,698
Seasoned Loans Structured Transaction
Series 2018-1, Class A1,
3.50%, 06/25/2028	4,931,254	5,090,177
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	379,674
4.63%, 09/15/2060	155,000	232,853
5.88%, 04/01/2036	874,000	1,335,492
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	856,010
Uniform Mortgage-Backed Security
3.50%, TBA (I)	8,300,000	8,771,619

Total U.S. Government Agency Obligations (Cost $252,818,152)		263,827,203

U.S. GOVERNMENT OBLIGATIONS - 17.6%
U.S. Treasury - 17.5%
U.S. Treasury Bond
2.00%, 02/15/2050 (E)	1,322,000	1,531,506
2.25%, 08/15/2046	1,348,800	1,628,149
2.38%, 11/15/2049 (E)	295,000	367,528
2.50%, 02/15/2045	2,440,000	3,050,858
2.75%, 08/15/2042 - 11/15/2042	2,348,000	3,032,609
2.88%, 05/15/2043	3,580,000	4,724,901
3.00%, 02/15/2048	11,270,000	15,645,930
3.13%, 02/15/2043 - 05/15/2048	1,954,000	2,700,563
3.63%, 08/15/2043	3,000,000	4,428,984
3.75%, 11/15/2043	2,223,000	3,346,657

The notes are an integral part of this report. Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.88%, 08/15/2040	$ 80,000	$ 120,072
4.25%, 05/15/2039	350,000	544,387
4.38%, 02/15/2038 - 05/15/2041	5,318,000	8,369,007
4.50%, 02/15/2036 - 05/15/2038 (E)	6,759,000	10,446,275
4.75%, 02/15/2037 (E)	450,000	718,629
U.S. Treasury Bond, Principal Only STRIPS
02/15/2021 - 11/15/2033 (E)	20,432,500	20,147,001
08/15/2021 - 02/15/2035	40,245,500	37,922,877
U.S. Treasury Note
1.13%, 09/30/2021 (E)	2,490,000	2,524,237
1.50%, 02/15/2030 (E)	291,000	313,314
1.63%, 08/15/2022 - 08/15/2029	2,724,400	2,846,713
1.75%, 11/30/2021 - 12/31/2026	21,391,800	22,436,128
1.75%, 02/28/2022 (E)	5,100,000	5,249,016
1.88%, 11/30/2021	2,100,000	2,158,570
2.00%, 02/28/2021 - 11/15/2026	5,806,000	5,990,102
2.00%, 08/15/2025 (E)	700,000	757,941
2.13%, 06/30/2022	500,000	521,523
2.13%, 02/29/2024 - 05/15/2025(E)	4,205,000	4,531,536
2.25%, 11/15/2024 - 11/15/2025(E)	297,000	323,179
2.50%, 01/31/2021 (E) (J)	18,926,000	19,301,563
2.50%, 08/15/2023 - 05/15/2024	1,511,000	1,624,625
2.63%, 05/15/2021	5,289,700	5,437,853
2.75%, 05/31/2023	209,000	225,157
2.75%, 11/15/2023 - 02/15/2024(E)	2,000,000	2,183,516
2.88%, 04/30/2025 (E)	175,000	196,766
2.88%, 05/31/2025 - 05/15/2049	18,844,000	23,788,191
3.13%, 05/15/2021	3,350,000	3,462,277
3.63%, 02/15/2021	1,750,000	1,804,551

		224,402,691

U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	60,070	73,652
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,204,589	1,187,908

		1,261,560

Total U.S. Government Obligations (Cost $199,583,418)		225,664,251

	Shares	Value
COMMON STOCKS - 18.5%
Argentina - 0.0% (F)
MercadoLibre, Inc. (K)	55	26,872
Australia - 0.2%
Australia & New Zealand Banking Group, Ltd.	40,239	422,002
BHP Group, Ltd. (E)	26,608	482,704
Commonwealth Bank of Australia (E)	2,943	111,039
CSL, Ltd.	2,845	515,718
Dexus, REIT	34,368	190,454
Goodman Group, REIT	46,068	337,663
Macquarie Group, Ltd. (E)	708	37,707
National Australia Bank, Ltd.	4,351	44,632
Westpac Banking Corp.	8,553	87,846

		2,229,765

Austria - 0.0% (F)
Erste Group Bank AG (K)	13,846	253,488

Belgium - 0.0% (F)
Anheuser-Busch InBev SA	4,313	190,505

	Shares	Value
COMMON STOCKS (continued)
Bermuda - 0.0% (F)
Arch Capital Group, Ltd. (K)	1,833	$ 52,167

Brazil - 0.1%
Ambev SA	36,369	83,432
B3 SA - Brasil Bolsa Balcao	13,142	90,798
Banco do Brasil SA	11,327	60,798
Cogna Educacao	18,676	14,377
CVC Brasil Operadora e Agencia de Viagens SA	3,596	7,682
Equatorial Energia SA	5,946	20,140
Localiza Rent a Car SA	8,445	42,744
Lojas Renner SA	11,542	74,546
Raia Drogasil SA	3,385	66,350
TIM Participacoes SA, ADR (E)	5,682	69,093
Vale SA, ADR	22,124	183,408

		713,368

Canada - 0.0% (F)
Lululemon Athletica, Inc. (K)	1,160	219,878
Magna International, Inc.	3,800	121,296
Shopify, Inc., Class A (K)	350	145,926

		487,100

Cayman Islands - 0.0% (F)
Trip.Com Group, Ltd., ADR (K)	3,410	79,965

Chile - 0.0% (F)
Banco Santander Chile, ADR	2,273	34,391
Cencosud SA	17,488	18,187
Cia Cervecerias Unidas SA, ADR	1,424	19,053

		71,631

China - 0.8%
51job, Inc., ADR (K)	932	57,215
Aier Eye Hospital Group Co., Ltd., A Shares	5,100	27,986
Alibaba Group Holding, Ltd., ADR (K)	10,732	2,087,159
Anhui Conch Cement Co., Ltd., H Shares	7,500	51,522
ANTA Sports Products, Ltd.	4,000	29,027
Baidu, Inc., ADR (K)	1,505	151,689
Bank of China, Ltd., H Shares	640,000	243,625
Baoshan Iron & Steel Co., Ltd., A Shares	126,900	86,626
BeiGene, Ltd., ADR (K)	168	20,682
Beijing Shiji Information Technology Co., Ltd., A Shares	7,400	29,829
BOE Technology Group Co., Ltd., A Shares	104,200	53,670
CGN Power Co., Ltd., H Shares (A)	270,000	61,511
China Conch Venture Holdings, Ltd.	18,000	79,830
China Construction Bank Corp., H Shares	674,000	547,858
China Lesso Group Holdings, Ltd.	39,000	50,489
China Life Insurance Co., Ltd., H Shares	79,000	152,553
China Merchants Bank Co., Ltd., H Shares	50,000	223,688
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	35,300	81,310
China Oilfield Services, Ltd., H Shares	70,000	53,439
China Pacific Insurance Group Co., Ltd., H Shares	27,000	80,844
China Petroleum & Chemical Corp., H Shares	138,000	67,428
China Shenhua Energy Co., Ltd., H Shares	56,500	106,755
China Vanke Co., Ltd., H Shares	35,400	115,293
CNOOC, Ltd.	168,000	174,581
Country Garden Holdings Co., Ltd.	109,000	130,311
Country Garden Services Holdings Co., Ltd.	22,000	88,523
CSPC Pharmaceutical Group, Ltd.	52,000	102,289
ENN Energy Holdings, Ltd.	8,500	82,342

The notes are an integral part of this report. Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Fosun International, Ltd.	33,500	$ 38,458
GDS Holdings, Ltd., ADR (K)	919	53,274
Hangzhou Robam Appliances Co., Ltd., A Shares	15,900	63,160
Industrial & Commercial Bank of China, Ltd., H Shares	554,000	377,927
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	9,000	37,608
Innovent Biologics, Inc. (A) (K)	15,000	62,590
JD.com, Inc., ADR (K)	3,951	160,016
Jiangsu Hengrui Medicine Co., Ltd., A Shares	6,800	87,287
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	5,200	61,013
Jointown Pharmaceutical Group Co., Ltd., A Shares	15,500	36,875
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., A Shares	6,800	45,554
Kingdee International Software Group Co., Ltd. (E)	64,000	84,182
Kweichow Moutai Co., Ltd., A Shares	600	93,244
Laobaixing Pharmacy Chain JSC, A Shares	5,800	63,236
Longfor Group Holdings, Ltd. (A)	29,500	141,980
Midea Group Co., Ltd., A Shares	11,800	79,851
NARI Technology Co., Ltd., A Shares	20,500	56,271
NetEase, Inc., ADR	674	216,327
PetroChina Co., Ltd., H Shares	140,000	50,742
PICC Property & Casualty Co., Ltd., H Shares	98,000	93,843
Ping An Bank Co., Ltd., A Shares	47,200	84,436
Ping An Insurance Group Co. of China, Ltd., H Shares	45,500	444,365
Postal Savings Bank of China Co., Ltd., H Shares (A)	169,000	102,894
SAIC Motor Corp., Ltd., A Shares	26,600	76,263
Shenzhou International Group Holdings, Ltd.	9,300	97,558
Sinopharm Group Co., Ltd., H Shares	17,200	38,110
Sunny Optical Technology Group Co., Ltd.	8,700	115,082
Suofeiya Home Collection Co., Ltd., A Shares	38,600	96,734
Tencent Holdings, Ltd.	36,000	1,779,393
Vipshop Holdings, Ltd., ADR (K)	2,536	39,511
Weifu High-Technology Group Co., Ltd., A Shares	25,800	68,607
Wuxi Biologics Cayman, Inc. (A) (K)	10,000	127,668
Xinyangfeng Agricultural Technology Co., Ltd., A Shares	41,800	47,491
Yonyou Network Technology Co., Ltd., A Shares	9,100	51,258
Yum China Holdings, Inc.	4,054	172,822
Zhejiang Chint Electrics Co., Ltd., A Shares	15,899	52,558
Zhejiang Supor Co., Ltd., A Shares	6,800	65,807
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	31,600	48,676

		10,450,745

Colombia - 0.0% (F)
Bancolombia SA	4,345	25,779
Ecopetrol SA, ADR (E)	1,930	18,354

		44,133

Czech Republic - 0.0% (F)
Komercni banka as	2,021	38,103
Moneta Money Bank AS (A)	17,313	35,657

		73,760

	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.2%
Chr Hansen Holding A/S	2,364	$ 174,446
Novo Nordisk A/S, Class B	22,076	1,318,291
Orsted A/S (A)	4,533	443,770

		1,936,507

Finland - 0.0% (F)
Nokia OYJ (K)	34,530	106,347
UPM-Kymmene OYJ (E)	9,726	265,198
Wartsila OYJ Abp (E)	14,336	104,688

		476,233

France - 0.7%
Air Liquide SA	9,766	1,246,605
Airbus SE	6,212	400,561
Alstom SA	13,631	562,853
AXA SA	10,281	174,077
BNP Paribas SA	15,126	441,607
Capgemini SE	4,236	353,970
LVMH Moet Hennessy Louis Vuitton SE	2,209	810,153
Natixis SA (E)	7,503	23,891
Orange SA	28,650	346,879
Safran SA	4,556	403,648
Sanofi	13,956	1,208,238
Schneider Electric SE	8,576	724,868
Sodexo SA	767	51,508
Thales SA	1,638	135,652
TOTAL SA (E)	17,896	674,299
Unibail-Rodamco-Westfield, REIT (E)	1,567	89,831
Vinci SA	10,155	829,757

		8,478,397

Germany - 0.4%
adidas AG	3,158	701,162
Allianz SE	738	125,680
BASF SE	2,323	108,582
Bayer AG	6,170	353,531
Brenntag AG	10,482	380,833
Daimler AG	248	7,406
Deutsche Bank AG	11,637	73,977
Deutsche Boerse AG	3,194	438,804
Deutsche Post AG	17,472	468,400
Deutsche Telekom AG	47,585	614,580
Infineon Technologies AG	29,178	421,206
SAP SE	11,380	1,270,553
Siemens AG	2,096	175,509

		5,140,223

Greece - 0.0% (F)
OPAP SA	5,798	43,684

Hong Kong - 0.2%
AIA Group, Ltd.	104,400	934,864
Beijing Enterprises Holdings, Ltd.	7,500	27,371
China Gas Holdings, Ltd.	34,800	120,336
China Mobile, Ltd.	30,000	224,828
China Overseas Land & Investment, Ltd.	48,000	147,165
China Resources Land, Ltd.	32,000	130,608
China State Construction International Holdings, Ltd.	66,000	48,402
China Unicom Hong Kong, Ltd.	122,000	71,157
CK Asset Holdings, Ltd.	43,500	236,017
CK Hutchison Holdings, Ltd.	34,500	229,948
Far East Horizon, Ltd.	37,000	29,615
Geely Automobile Holdings, Ltd.	58,000	84,171

The notes are an integral part of this report. Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Haier Electronics Group Co., Ltd.	17,000	$ 44,878
Hong Kong Exchanges & Clearing, Ltd.	10,900	326,556
Hutchison China MediTech, Ltd., ADR (K)	1,562	27,882
Kunlun Energy Co., Ltd.	76,000	43,921
Sino Biopharmaceutical, Ltd.	20,000	26,101
Techtronic Industries Co., Ltd.	6,000	38,099

		2,791,919

Hungary - 0.0% (F)
OTP Bank Nyrt	3,357	96,293
Richter Gedeon Nyrt	2,002	37,756

		134,049

India - 0.0% (F)
HDFC Bank, Ltd., ADR	1,608	61,844
ICICI Bank, Ltd., ADR	5,567	47,319
Infosys, Ltd., ADR	28,020	230,044

		339,207

Indonesia - 0.0% (F)
Astra International Tbk PT	192,000	45,648
Bank Central Asia Tbk PT	100,900	170,009
Bank Rakyat Indonesia Persero Tbk PT	574,500	105,366
Telekomunikasi Indonesia Persero Tbk PT	652,000	126,629
United Tractors Tbk PT	14,200	14,623

		462,275

Ireland - 0.2%
Accenture PLC, Class A	3,697	603,572
CRH PLC	6,738	182,215
Jazz Pharmaceuticals PLC (K)	2,291	228,504
Medtronic PLC	12,175	1,097,942
Ryanair Holdings PLC, ADR (K)	6,894	366,003
STERIS PLC	665	93,080
Trane Technologies PLC	7,168	592,005

		3,163,321

Italy - 0.1%
Assicurazioni Generali SpA (E)	5,709	77,327
Enel SpA	139,385	961,456
FinecoBank Banca Fineco SpA	35,946	323,409
UniCredit SpA	4,351	33,662

		1,395,854

Japan - 1.2%
Asahi Group Holdings, Ltd.	1,800	58,398
Bridgestone Corp.	11,500	352,022
Central Japan Railway Co.	2,500	400,678
Daicel Corp.	25,800	187,697
Daikin Industries, Ltd.	5,300	639,784
Electric Power Development Co., Ltd., Class C	5,700	114,238
Hitachi, Ltd.	8,800	252,792
Honda Motor Co., Ltd. (E)	31,300	700,382
Japan Airlines Co., Ltd. (E)	4,300	79,023
Japan Tobacco, Inc.	6,100	112,830
Kao Corp.	12,000	977,619
Keyence Corp.	2,500	803,781
Mabuchi Motor Co., Ltd.	11,200	332,302
Marui Group Co., Ltd. (E)	14,600	244,240
Mitsubishi Corp.	23,700	501,308
Mitsubishi UFJ Financial Group, Inc.	138,700	518,953
Mitsui Fudosan Co., Ltd.	24,800	429,405
Nichirei Corp.	5,900	166,131
Nintendo Co., Ltd.	2,400	932,768

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	36,700	$ 877,740
Nitori Holdings Co., Ltd.	2,400	324,338
Nomura Research Institute, Ltd.	6,200	130,961
Olympus Corp.	10,600	152,802
Otsuka Corp.	9,700	413,516
Otsuka Holdings Co., Ltd.	15,200	593,079
Panasonic Corp.	29,000	219,542
Persol Holdings Co., Ltd. (E)	10,300	103,063
Renesas Electronics Corp. (K)	13,100	46,598
Seven & i Holdings Co., Ltd.	10,100	333,551
SoftBank Group Corp.	3,400	120,368
Sony Corp.	7,900	467,945
Sumitomo Electric Industries, Ltd.	19,900	207,915
Sumitomo Mitsui Financial Group, Inc. (E)	18,000	437,281
T&D Holdings, Inc.	30,800	249,684
Tokio Marine Holdings, Inc.	12,300	562,781
Tokyo Gas Co., Ltd.	7,800	183,793
Tokyu Corp.	40,100	630,148
Toray Industries, Inc.	38,000	164,484
Toyota Motor Corp.	23,600	1,422,251
West Japan Railway Co.	4,100	280,419
Yamato Holdings Co., Ltd. (E)	5,300	82,792

		15,809,402

Luxembourg - 0.0% (F)
ArcelorMittal SA	10,144	95,764

Malaysia - 0.0% (F)
CIMB Group Holdings Bhd.	48,300	40,193
IHH Healthcare Bhd., Class A	37,600	44,661
Petronas Chemicals Group Bhd.	49,600	57,851
Public Bank Bhd.	25,300	93,073
Tenaga Nasional Bhd.	27,100	75,423

		311,201

Mexico - 0.1%
Alfa SAB de CV, Class A	53,781	14,373
America Movil SAB de CV, Series L	274,659	163,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, B Shares (E)	44,822	29,078
Fomento Economico Mexicano SAB de CV, ADR	1,753	106,074
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	6,932	37,479
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,391	50,816
Grupo Financiero Banorte SAB de CV, Class O	29,970	82,118
Grupo Mexico SAB de CV, Series B	52,591	97,523
Wal-Mart de Mexico SAB de CV	54,618	128,680

		709,391

Netherlands - 0.3%
Akzo Nobel NV	7,584	498,789
ASML Holding NV	4,861	1,281,430
Heineken NV (E)	2,804	237,958
ING Groep NV	46,589	238,726
Koninklijke Philips NV	2,590	106,339
NXP Semiconductors NV	4,183	346,896
Prosus NV (K)	1,188	82,742
Royal Dutch Shell PLC, A Shares	23,113	401,558
Royal Dutch Shell PLC, B Shares	25,164	422,103

		3,616,541

The notes are an integral part of this report. Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway - 0.0% (F)
Telenor ASA	37,034	$ 541,278

Peru - 0.0% (F)
Credicorp, Ltd.	858	122,754

Philippines - 0.0% (F)
Ayala Corp.	3,210	29,350
Ayala Land, Inc.	72,600	42,842
International Container Terminal Services, Inc.	18,450	26,980

		99,172

Poland - 0.0% (F)
CCC SA	1,148	8,240
CD Projekt SA	1,088	74,932
Dino Polska SA (A) (K)	1,296	50,413

		133,585

Qatar - 0.0% (F)
Qatar National Bank QPSC	24,464	111,794

Republic of Korea - 0.3%
BGF retail Co., Ltd.	257	27,838
Hana Financial Group, Inc.	4,482	84,323
Hanon Systems	5,186	37,660
Hyundai Glovis Co., Ltd.	395	29,231
Hyundai Mobis Co., Ltd.	795	109,971
Hyundai Motor Co.	1,309	94,302
KB Financial Group, Inc.	4,567	128,442
Kia Motors Corp.	4,195	88,300
KIWOOM Securities Co., Ltd.	487	27,715
KT&G Corp.	1,529	93,616
LG Chem, Ltd.	518	128,299
LG Household & Health Care, Ltd.	123	112,667
Lotte Chemical Corp.	424	66,563
Mando Corp.	1,828	30,756
NAVER Corp.	1,020	141,815
NCSoft Corp.	263	140,364
POSCO	892	117,376
S-Oil Corp.	1,282	59,556
Samsung Electronics Co., Ltd.	34,495	1,341,217
Samsung SDI Co., Ltd.	493	95,982
Shinhan Financial Group Co., Ltd.	4,693	109,789
SK Holdings Co., Ltd.	283	38,710
SK Hynix, Inc.	4,180	282,585
SK Innovation Co., Ltd.	765	54,128

		3,441,205

Republic of South Africa - 0.1%
Absa Group, Ltd.	13,843	57,590
Bid Corp., Ltd. (E)	6,180	72,844
Bidvest Group, Ltd. (E)	8,099	66,028
Capitec Bank Holdings, Ltd.	894	43,976
Clicks Group, Ltd.	6,324	91,151
FirstRand, Ltd. (E)	41,212	92,485
Mr. Price Group, Ltd.	7,300	46,324
MTN Group, Ltd. (E)	5,107	13,694
Naspers, Ltd., N Shares	1,956	277,976
Pick n Pay Stores, Ltd.	12,531	42,458
Shoprite Holdings, Ltd.	4,133	28,885
SPAR Group, Ltd.	7,631	77,545
Vodacom Group, Ltd. (E)	13,299	87,004

		997,960

	Shares	Value
COMMON STOCKS (continued)
Russian Federation - 0.1%
Alrosa PJSC (D) (K)	80,820	$ 65,059
Gazprom PJSC, ADR (E)	28,702	130,881
Lukoil PJSC, ADR	3,432	203,037
Magnitogorsk Iron & Steel Works (D) (K)	80,878	38,954
MMC Norilsk Nickel PJSC, ADR (E)	1,998	48,472
Mobile TeleSystems PJSC, ADR	5,739	43,617
Moscow Exchange PJSC (D) (K)	57,408	70,489
Novatek PJSC, GDR	260	29,978
Rosneft Oil Co. PJSC, GDR	6,408	26,074
Sberbank of Russia PJSC, ADR (E)	18,580	174,652
Severstal PJSC, GDR	5,472	60,520
Tatneft PJSC, ADR (E)	2,872	108,849
X5 Retail Group NV, GDR	2,924	78,948

		1,079,530

Saudi Arabia - 0.1%
Al Rajhi Bank	12,800	183,281
Alinma Bank	15,116	82,760
Almarai Co. JSC	4,676	58,231
Bupa Arabia for Cooperative Insurance Co.	1,314	31,877
Mouwasat Medical Services Co.	2,099	46,225
National Commercial Bank	10,260	94,573
Saudi Basic Industries Corp.	4,920	91,056
Saudi Telecom Co.	2,884	66,842
Savola Group (K)	3,935	37,329

		692,174

Singapore - 0.0% (F)
DBS Group Holdings, Ltd.	35,300	460,600
United Overseas Bank, Ltd.	3,600	49,392

		509,992

Spain - 0.2%
Banco Santander SA	85,031	202,274
Bankia SA (E)	112,674	122,868
Iberdrola SA	102,683	1,004,343
Industria de Diseno Textil SA	30,427	788,473
Telefonica SA	20,928	95,245

		2,213,203

Sweden - 0.1%
Lundin Petroleum AB	15,899	300,119
Spotify Technology SA (K)	2,230	270,811
Svenska Handelsbanken AB, A Shares (K)	53,562	441,731

		1,012,661

Switzerland - 0.7%
Cie Financiere Richemont SA	6,301	336,813
Credit Suisse Group AG (K)	26,119	210,815
Garmin, Ltd.	4,600	344,816
LafargeHolcim, Ltd. (K)	12,765	465,840
Nestle SA	27,409	2,805,799
Novartis AG	19,163	1,580,924
Roche Holding AG	6,538	2,103,548
Swiss Re AG	5,029	387,227
Zurich Insurance Group AG	607	213,243

		8,449,025

Taiwan - 0.3%
Advantech Co., Ltd.	7,000	57,678
ASE Technology Holding Co., Ltd.	21,000	40,677
Catcher Technology Co., Ltd.	14,000	89,556
Chailease Holding Co., Ltd.	27,810	83,762
China Life Insurance Co., Ltd. (K)	102,000	56,416

The notes are an integral part of this report. Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
CTBC Financial Holding Co., Ltd.	237,000	$ 139,555
Delta Electronics, Inc.	32,000	126,650
E.Sun Financial Holding Co., Ltd.	157,656	125,850
Formosa Chemicals & Fibre Corp.	18,000	39,638
Formosa Plastics Corp.	55,000	136,049
Fubon Financial Holding Co., Ltd.	87,000	107,534
Global Unichip Corp.	5,000	30,129
Globalwafers Co., Ltd.	5,000	55,852
Hiwin Technologies Corp.	6,000	39,464
Hon Hai Precision Industry Co., Ltd.	40,000	92,091
Largan Precision Co., Ltd.	1,000	126,269
MediaTek, Inc.	8,000	85,866
Nanya Technology Corp.	24,000	42,239
Quanta Computer, Inc.	34,000	67,325
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	29,094	1,390,402
Uni-President Enterprises Corp.	57,000	123,372
Vanguard International Semiconductor Corp.	27,000	52,337
Yuanta Financial Holding Co., Ltd.	147,000	75,051

		3,183,762

Thailand - 0.0% (F)
Kasikornbank PCL	21,800	59,562
Minor International PCL	73,500	37,626
PTT Exploration & Production PCL	28,800	59,638
PTT Global Chemical PCL	16,300	15,005
PTT PCL	120,600	113,922
Siam Cement PCL	10,700	105,441
Thai Oil PCL	41,300	38,698

		429,892

Turkey - 0.0% (F)
BIM Birlesik Magazalar AS	8,606	65,262
Eregli Demir VE Celik Fabrikalari TAS	30,370	34,412
Ford Otomotiv Sanayi AS	3,567	26,488
KOC Holding AS	16,109	32,573
Tofas Turk Otomobil Fabrikasi AS	12,169	30,270
Tupras Turkiye Petrol Rafinerileri AS (K)	4,012	45,658
Turkcell Iletisim Hizmetleri AS	38,616	71,725

		306,388

United Arab Emirates - 0.0% (F)
DP World PLC	2,711	40,751
Emaar Properties PJSC	53,810	31,958

		72,709

United Kingdom - 0.9%
3i Group PLC	57,596	558,084
AstraZeneca PLC	4,360	388,471
Aviva PLC	11,801	38,799
Barratt Developments PLC	45,908	248,147
BP PLC	215,302	882,941
British American Tobacco PLC	25,691	875,171
Burberry Group PLC	9,783	159,020
Diageo PLC	29,933	949,161
Ferguson PLC	3,316	205,036
GlaxoSmithKline PLC	47,346	888,408
HSBC Holdings PLC	97,417	546,877
IHS Markit, Ltd.	4,570	274,200
InterContinental Hotels Group PLC	15,744	669,801
ITV PLC	26,940	22,108
Linde PLC	1,589	274,897
Lloyds Banking Group PLC	457,514	178,866
M&G PLC (K)	181,668	252,701
Mondi PLC	1,365	23,160

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	49,056	$ 614,664
RELX PLC	24,461	522,057
Rio Tinto PLC	3,982	182,544
Rio Tinto, Ltd.	10,188	524,880
Standard Chartered PLC	67,398	372,630
Taylor Wimpey PLC	171,727	247,108
Unilever NV	19,798	973,096
Vodafone Group PLC	63,662	88,073
Whitbread PLC	2,620	97,101

		11,058,001

United States - 11.2%
AbbVie, Inc.	12,760	972,184
Acadia Healthcare Co., Inc. (E) (K)	5,272	96,741
Advanced Micro Devices, Inc. (K)	22,057	1,003,152
Air Products & Chemicals, Inc.	914	182,444
Alexion Pharmaceuticals, Inc. (K)	2,088	187,482
Allergan PLC	1,209	214,114
Allstate Corp.	6,448	591,475
Alphabet, Inc., Class A (K)	1,418	1,647,645
Alphabet, Inc., Class C (K)	2,868	3,334,939
Altice USA, Inc., Class A (K)	4,406	98,210
Altria Group, Inc.	10,140	392,114
Amazon.com, Inc. (K)	3,193	6,225,456
Ameren Corp.	2,430	176,977
American Electric Power Co., Inc.	3,734	298,645
American Express Co.	5,216	446,542
Ameriprise Financial, Inc.	946	96,946
AMETEK, Inc.	4,240	305,365
Amgen, Inc.	4,361	884,106
Amphenol Corp., Class A	2,924	213,101
Analog Devices, Inc.	6,890	617,688
Anthem, Inc.	1,366	310,137
Apple, Inc.	24,944	6,343,010
Applied Industrial Technologies, Inc.	3,175	145,161
AptarGroup, Inc.	5,420	539,507
Arista Networks, Inc. (K)	919	186,143
Arthur J. Gallagher & Co.	1,130	92,106
Aspen Technology, Inc. (K)	3,300	313,731
AT&T, Inc.	6,401	186,589
Atmos Energy Corp.	1,275	126,518
Automatic Data Processing, Inc.	4,228	577,883
AutoZone, Inc. (K)	541	457,686
Avery Dennison Corp.	5,456	555,803
Axalta Coating Systems, Ltd. (K)	10,275	177,449
Ball Corp.	5,770	373,088
Bank of America Corp.	26,572	564,124
Baxter International, Inc.	6,087	494,204
Berkshire Hathaway, Inc., Class B (K)	8,834	1,615,120
Best Buy Co., Inc.	6,948	396,036
Biogen, Inc. (K)	1,148	363,204
BJ’S Wholesale Club Holdings, Inc. (K)	14,075	358,490
BlackRock, Inc.	1,587	698,232
Booking Holdings, Inc. (K)	256	344,402
Booz Allen Hamilton Holding Corp.	6,050	415,272
Boston Scientific Corp. (K)	7,294	238,003
Brady Corp., Class A	3,375	152,314
Bright Horizons Family Solutions, Inc. (K)	3,200	326,400
Bristol-Myers Squibb Co.	18,568	1,034,980
Broadridge Financial Solutions, Inc.	2,175	206,255
Brunswick Corp.	7,350	259,969
Cabot Microelectronics Corp.	2,625	299,617
Cadence BanCorp	1,275	8,351
Capital One Financial Corp.	7,115	358,738
Carlisle Cos., Inc.	600	75,168
Carter’s, Inc.	2,600	170,898

The notes are an integral part of this report. Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Casey’s General Stores, Inc.	875	$ 115,929
Catalent, Inc. (K)	15,470	803,666
CBRE Group, Inc., Class A (K)	6,483	244,474
Celanese Corp.	2,894	212,391
Centene Corp. (K)	6,475	384,680
Charles Schwab Corp.	21,556	724,713
Charter Communications, Inc., Class A (K)	2,181	951,592
Chemed Corp.	75	32,490
Chevron Corp.	13,648	988,934
Chewy, Inc., Class A (E) (K)	6,250	234,312
Cigna Corp.	2,491	441,355
Cincinnati Financial Corp.	1,050	79,223
Cinemark Holdings, Inc. (E)	10,425	106,231
Cintas Corp.	441	76,390
Cisco Systems, Inc.	4,938	194,113
Citigroup, Inc.	24,104	1,015,260
Citizens Financial Group, Inc.	9,137	171,867
CME Group, Inc.	2,265	391,641
CMS Energy Corp.	4,293	252,214
Coca-Cola Co.	19,966	883,495
Cognex Corp.	6,050	255,431
Comcast Corp., Class A	31,709	1,090,155
Commerce Bancshares, Inc. (E)	5,728	288,405
Conagra Brands, Inc.	2,036	59,736
Constellation Brands, Inc., Class A	3,539	507,351
Copart, Inc. (K)	3,637	249,207
CoreLogic, Inc.	5,950	181,713
Costco Wholesale Corp.	2,616	745,900
Crown Holdings, Inc. (K)	7,713	447,663
CubeSmart, REIT	6,975	186,860
Cullen/Frost Bankers, Inc. (E)	300	16,737
Cummins, Inc.	2,973	402,306
Cushman & Wakefield PLC (E) (K)	18,250	214,255
DaVita, Inc. (K)	2,291	174,253
Deere & Co.	1,305	180,299
Delta Air Lines, Inc.	4,002	114,177
DexCom, Inc. (K)	1,350	363,514
Diamondback Energy, Inc.	3,618	94,792
Discovery, Inc., Class A (E) (K)	9,089	176,690
Discovery, Inc., Class C (K)	9,907	173,769
Dow, Inc.	5,592	163,510
Duke Energy Corp.	3,135	253,559
DuPont de Nemours, Inc.	3,298	112,462
E*TRADE Financial Corp.	6,175	211,926
East West Bancorp, Inc.	3,451	88,829
EastGroup Properties, Inc., REIT	3,275	342,172
Eastman Chemical Co.	6,239	290,613
Eaton Corp. PLC	8,759	680,487
Eaton Vance Corp.	5,025	162,056
Edison International	1,519	83,226
Edwards Lifesciences Corp. (K)	851	160,516
Electronic Arts, Inc. (K)	1,759	176,199
Eli Lilly & Co.	6,529	905,703
Emerson Electric Co.	4,436	211,375
Encompass Health Corp.	6,525	417,796
Enphase Energy, Inc. (K)	5,280	170,491
Entegris, Inc.	4,990	223,402
Entergy Corp.	6,207	583,272
EOG Resources, Inc.	9,355	336,032
Equinix, Inc., REIT	836	522,141
Equity Residential, REIT	6,235	384,762
Exact Sciences Corp. (E) (K)	3,947	228,926
Exelixis, Inc. (K)	12,540	215,939
Expedia Group, Inc.	2,741	154,236
Exxon Mobil Corp.	3,311	125,719
Facebook, Inc., Class A (K)	11,998	2,001,266
FactSet Research Systems, Inc. (E)	963	251,035

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fifth Third Bancorp	2,897	$ 43,020
First Hawaiian, Inc.	13,400	221,502
First Republic Bank	3,602	296,373
Fiserv, Inc. (K)	6,764	642,512
FleetCor Technologies, Inc. (K)	445	83,010
Focus Financial Partners, Inc., Class A (E) (K)	5,925	136,334
Fortinet, Inc. (K)	600	60,702
Fortune Brands Home & Security, Inc.	11,971	517,746
FTI Consulting, Inc. (K)	3,080	368,892
Gates Industrial Corp. PLC (E) (K)	6,926	51,114
Generac Holdings, Inc. (K)	7,000	652,190
General Dynamics Corp.	1,497	198,068
General Motors Co.	9,140	189,929
Gilead Sciences, Inc.	1,367	102,197
Global Payments, Inc.	4,499	648,891
Goldman Sachs Group, Inc.	1,785	275,943
Guidewire Software, Inc. (K)	3,000	237,930
H&R Block, Inc.	1,652	23,260
Hartford Financial Services Group, Inc.	10,274	362,056
HD Supply Holdings, Inc. (K)	3,506	99,676
Henry Schein, Inc. (K)	2,750	138,930
Hilton Worldwide Holdings, Inc.	4,468	304,896
Home Depot, Inc.	9,053	1,690,286
Honeywell International, Inc.	8,177	1,094,001
HP, Inc.	14,101	244,793
IAA, Inc. (K)	7,700	230,692
IBERIABANK Corp.	4,075	147,352
ICU Medical, Inc. (K)	1,300	262,301
IDEX Corp.	2,525	348,728
IDEXX Laboratories, Inc. (K)	1,900	460,256
Illumina, Inc. (K)	1,617	441,635
Ingersoll Rand, Inc. (K)	9,472	234,906
Intel Corp.	4,116	222,758
Intercept Pharmaceuticals, Inc. (K)	1,522	95,825
International Business Machines Corp.	6,153	682,552
Intuit, Inc.	4,928	1,133,440
Intuitive Surgical, Inc. (K)	895	443,213
Johnson & Johnson	7,305	957,905
Kansas City Southern	1,772	225,363
KeyCorp	29,637	307,336
Keysight Technologies, Inc. (K)	3,810	318,821
Kimberly-Clark Corp.	1,396	178,507
Kinsale Capital Group, Inc.	3,500	365,855
Knight-Swift Transportation Holdings, Inc. (E)	7,450	244,360
Kroger Co.	3,365	101,354
Lam Research Corp.	2,795	670,800
Lamb Weston Holdings, Inc.	5,800	331,180
Landstar System, Inc.	2,625	251,632
Las Vegas Sands Corp.	3,428	145,587
Leidos Holdings, Inc.	3,967	363,576
Lennar Corp., Class A	6,268	239,438
Lennox International, Inc.	1,340	243,599
Lincoln Electric Holdings, Inc.	5,175	357,075
LKQ Corp. (K)	6,850	140,494
Lowe’s Cos., Inc.	7,542	648,989
Lyft, Inc., Class A (E) (K)	7,832	210,289
LyondellBasell Industries NV, Class A	2,110	104,719
Marathon Petroleum Corp.	9,362	221,130
MarketAxess Holdings, Inc.	246	81,812
Marsh & McLennan Cos., Inc.	3,724	321,977
Masco Corp.	7,217	249,492
Mastercard, Inc., Class A	11,295	2,728,420
Maxim Integrated Products, Inc.	6,475	314,750
McDonald’s Corp.	1,261	208,506
McKesson Corp.	2,632	356,004
Medallia, Inc. (K)	7,080	141,883

The notes are an integral part of this report. Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Merck & Co., Inc.	16,670	$ 1,282,590
Mettler-Toledo International, Inc. (K)	150	103,577
Microchip Technology, Inc. (E)	3,264	221,299
Micron Technology, Inc. (K)	2,275	95,687
Microsoft Corp.	54,985	8,671,684
Mid-America Apartment Communities, Inc., REIT	4,647	478,780
Moelis & Co., Class A	7,000	196,700
Molina Healthcare, Inc. (K)	2,875	401,666
Mondelez International, Inc., Class A	13,454	673,776
MongoDB, Inc. (E) (K)	910	124,251
Monolithic Power Systems, Inc.	375	62,798
Monster Beverage Corp. (K)	1,634	91,929
Morgan Stanley	21,227	721,718
Motorola Solutions, Inc.	415	55,162
MSA Safety, Inc.	3,400	344,080
Nasdaq, Inc.	3,008	285,610
National Retail Properties, Inc., REIT	9,150	294,538
National Vision Holdings, Inc. (K)	5,430	105,451
Netflix, Inc. (K)	3,617	1,358,183
New York Times Co., Class A (E)	7,550	231,860
Newmont Corp.	3,338	151,145
Nexteer Automotive Group, Ltd.	25,000	12,402
NextEra Energy, Inc.	4,747	1,142,223
NIKE, Inc., Class B	8,017	663,327
Nordson Corp.	2,903	392,108
Norfolk Southern Corp.	4,653	679,338
Northrop Grumman Corp.	2,071	626,581
NorthWestern Corp.	4,300	257,269
NVIDIA Corp.	5,618	1,480,905
O’Reilly Automotive, Inc. (K)	990	298,039
Old Dominion Freight Line, Inc.	2,718	356,765
ONEOK, Inc.	8,110	176,879
Outfront Media, Inc., REIT	11,075	149,291
Packaging Corp. of America	832	72,243
Parker-Hannifin Corp.	2,807	364,152
Patrick Industries, Inc.	2,650	74,624
PayPal Holdings, Inc. (K)	17,194	1,646,154
PepsiCo, Inc.	521	62,572
Performance Food Group Co. (K)	14,450	357,204
Pfizer, Inc.	7,688	250,936
Philip Morris International, Inc.	12,823	935,566
Phillips 66	1,206	64,702
Pioneer Natural Resources Co.	4,550	319,182
Planet Fitness, Inc., Class A (K)	2,125	103,488
Pool Corp.	2,882	567,091
Premier, Inc., Class A (K)	6,350	207,772
Procter & Gamble Co.	13,734	1,510,740
Progressive Corp.	6,896	509,201
Prologis, Inc., REIT	7,850	630,904
Q2 Holdings, Inc. (E) (K)	4,525	267,246
Qorvo, Inc. (K)	1,601	129,089
Quaker Chemical Corp. (E)	1,625	205,205
QUALCOMM, Inc.	9,424	637,534
Ralph Lauren Corp.	1,090	72,845
RBC Bearings, Inc. (K)	2,500	281,975
Regeneron Pharmaceuticals, Inc. (K)	1,456	710,950
Regions Financial Corp.	26,572	238,351
RLI Corp.	4,875	428,659
RLJ Lodging Trust, REIT	15,475	119,467
Ross Stores, Inc.	9,048	786,905
S&P Global, Inc.	3,512	860,616
Sage Therapeutics, Inc. (K)	1,340	38,485
salesforce.com, Inc. (K)	9,691	1,395,310
SBA Communications Corp., REIT	172	46,435
Sempra Energy	370	41,806
ServiceNow, Inc. (K)	1,308	374,847

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ServisFirst Bancshares, Inc.	5,625	$ 164,925
Signature Bank	2,700	217,053
Slack Technologies, Inc., Class A (K)	3,160	84,814
Snap-on, Inc.	2,782	302,737
Southern Co.	3,607	195,283
Southwest Airlines Co.	2,905	103,447
Splunk, Inc. (K)	3,575	451,272
SS&C Technologies Holdings, Inc.	12,375	542,272
Stanley Black & Decker, Inc.	6,505	650,500
State Street Corp.	6,883	366,657
Sun Communities, Inc., REIT	571	71,289
Syneos Health, Inc. (K)	4,975	196,115
Synopsys, Inc. (K)	2,235	287,846
Sysco Corp.	1,407	64,201
T-Mobile US, Inc. (K)	2,510	210,589
T. Rowe Price Group, Inc.	856	83,588
Take-Two Interactive Software, Inc. (K)	3,717	440,873
Target Corp.	3,622	336,737
Teladoc Health, Inc. (K)	3,375	523,159
Teradyne, Inc.	4,711	255,195
Tesla, Inc. (K)	1,478	774,472
Texas Instruments, Inc.	8,662	865,594
TherapeuticsMD, Inc. (E) (K)	22,331	23,671
Thermo Fisher Scientific, Inc.	4,839	1,372,340
Thor Industries, Inc. (E)	4,525	190,865
TJX Cos., Inc.	9,364	447,693
Toro Co.	9,300	605,337
Tractor Supply Co.	3,230	273,096
Trade Desk, Inc., Class A (E) (K)	1,600	308,800
TransUnion	2,050	135,669
Tyler Technologies, Inc. (K)	1,275	378,114
Union Pacific Corp.	1,594	224,818
United Airlines Holdings, Inc. (K)	993	31,329
United Technologies Corp.	7,835	739,076
UnitedHealth Group, Inc.	10,560	2,633,453
Uniti Group, Inc., REIT	600	3,618
Veeva Systems, Inc., Class A (K)	1,082	169,192
Ventas, Inc., REIT	3,287	88,092
Verisk Analytics, Inc.	360	50,177
Verizon Communications, Inc.	20,503	1,101,626
Vertex Pharmaceuticals, Inc. (K)	1,438	342,172
Visa, Inc., Class A	3,313	533,791
Voya Financial, Inc.	4,629	187,706
Vulcan Materials Co.	2,490	269,094
Waste Connections, Inc.	13,012	1,008,430
Welbilt, Inc. (K)	11,850	60,791
Wells Fargo & Co.	12,419	356,425
Wendy’s Co.	8,400	124,992
West Pharmaceutical Services, Inc.	3,850	586,162
Western Alliance Bancorp	7,800	238,758
WestRock Co.	3,679	103,969
WEX, Inc. (K)	2,225	232,624
WillScot Corp. (K)	11,275	114,216
Wintrust Financial Corp.	800	26,288
Woodward, Inc.	3,600	213,984
Workday, Inc., Class A (K)	714	92,977
Xcel Energy, Inc.	3,101	186,990
Xilinx, Inc.	2,210	172,247
Yum! Brands, Inc.	3,640	249,449
Zebra Technologies Corp., Class A (K)	2,000	367,200
Zimmer Biomet Holdings, Inc.	5,608	566,857
Zscaler, Inc. (E) (K)	3,820	232,485

		143,587,567

Total Common Stocks (Cost $262,376,686)		237,620,119

The notes are an integral part of this report. Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Banco Bradesco SA,
9.09% (L)	41,463	$ 165,737
Gerdau SA,
1.91% (L)	27,680	53,537
Itau Unibanco Holding SA,
8.33% (L)	43,519	193,386
Itausa - Investimentos Itau SA,
5.39% (L)	36,917	62,309
Petroleo Brasileiro SA,
5.18% (L)	48,975	131,861
Telefonica Brasil SA,
5.04% (L)	4,086	38,885

		645,715

Germany - 0.0% (F)
Henkel AG & Co. KGaA,
2.38% (L)	2,046	163,642
Volkswagen AG,
3.98% (L)	2,838	326,928

		490,570

Total Preferred Stocks (Cost $2,092,208)		1,136,285

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
iShares MSCI India ETF (E)	85,407	2,059,163

Total Exchange-Traded Fund (Cost $2,997,057)		2,059,163

INVESTMENT COMPANIES - 2.9%
United States - 2.9%
JPMorgan High Yield Fund	1,461,103	9,073,449
JPMorgan Value Advantage Fund	1,080,947	28,050,565

Total Investment Companies (Cost $43,439,703)		37,124,014

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.0% (F)
United States - 0.0% (F)
Lazard, Ltd., Class A	7,175	$ 169,043

Total Master Limited Partnership (Cost $258,350)		169,043

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (L)	30,431,490	30,431,490

Total Other Investment Company (Cost $30,431,490)		30,431,490

	Principal	Value
REPURCHASE AGREEMENT - 4.5%

Fixed Income Clearing Corp., 0.00% (L), dated 03/31/2020, to be repurchased at $57,283,993 on 04/01/2020. Collateralized by U.S. Government Obligations, 0.63% - 1.63%, due 06/30/2021 - 07/15/2021, and with a total value of $58,430,367.

	$ 57,283,993	$ 57,283,993

Total Repurchase Agreement (Cost $57,283,993)		57,283,993

Total Investments (Cost $1,328,709,810)		1,316,619,058
Net Other Assets (Liabilities) - (2.6)%		(33,592,401)

Net Assets - 100.0%		$ 1,283,026,657

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bond	210	06/15/2020	$19,578,814	$19,454,543	$—	$(124,271)
10-Year Canada Government Bond	210	06/19/2020	22,026,704	21,956,512	—	(70,192)
10-Year U.S. Treasury Note	1,345	06/19/2020	179,218,662	186,534,688	7,316,026	—
E-Mini Russell 2000® Index	24	06/19/2020	1,403,674	1,377,120	—	(26,554)
EURO STOXX 50® Index	9	06/19/2020	229,502	272,670	43,168	—
FTSE 100 Index	2	06/19/2020	125,119	139,997	14,878	—
MSCI EAFE Index	131	06/19/2020	9,646,591	10,213,415	566,824	—
MSCI Emerging Markets Index	73	06/19/2020	3,096,305	3,076,585	—	(19,720)
S&P 500® E-Mini Index	394	06/19/2020	48,548,990	50,623,090	2,074,100	—
S&P/ASX 200 Index	13	06/18/2020	1,008,347	1,021,327	12,980	—
TOPIX Index	7	06/11/2020	885,750	913,369	27,619	—
U.S. Treasury Ultra Bond	85	06/19/2020	18,591,164	18,859,375	268,211	—

Total					$10,323,806	$(240,737)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	(738)	06/19/2020	$(19,515,788)	$(22,358,925)	$—	$(2,843,137)
German Euro Bund	(184)	06/08/2020	(35,476,206)	(35,008,057)	468,149	—
Hang Seng Index	(60)	04/28/2020	(9,027,092)	(9,178,679)	—	(151,587)
S&P/ASX 200 Index	(49)	06/18/2020	(3,770,909)	(3,849,618)	—	(78,709)

Total					$468,149	$(3,073,433)

Total Futures Contracts					$10,791,955	$(3,314,170)

The notes are an integral part of this report. Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	20.0%	$263,827,203
U.S. Government Obligations	17.1	225,664,251
Asset-Backed Securities	12.8	169,067,183
Mortgage-Backed Securities	7.3	95,611,513
Banks	4.2	55,387,143
U.S. Equity Funds	2.1	28,050,565
Capital Markets	1.8	23,549,059
Software	1.4	18,604,156
Electric Utilities	1.4	18,347,712
Pharmaceuticals	1.4	18,128,978
Oil, Gas & Consumable Fuels	1.3	17,483,055
Insurance	1.2	16,041,802
Semiconductors & Semiconductor Equipment	1.0	13,098,753
IT Services	1.0	12,794,550
Health Care Providers & Services	1.0	12,550,406
Equity Real Estate Investment Trusts	0.9	11,348,580
Technology Hardware, Storage & Peripherals	0.8	11,123,869
Diversified Telecommunication Services	0.8	10,933,543
Media	0.7	9,144,690
U.S. Fixed Income Funds	0.7	9,073,449
Interactive Media & Services	0.7	9,056,747
Diversified Financial Services	0.7	8,915,793
Airlines	0.7	8,829,325
Beverages	0.6	8,101,607
Biotechnology	0.6	7,579,133
Specialty Retail	0.6	7,501,231
Foreign Government Obligations	0.5	6,982,321
Internet & Direct Marketing Retail	0.5	6,861,804
Chemicals	0.5	6,742,125
Machinery	0.5	6,542,461
Health Care Equipment & Supplies	0.5	6,489,545
Road & Rail	0.5	6,065,646

The notes are an integral part of this report. Transamerica Series Funds	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Food Products	0.4%		$5,528,796
Food & Staples Retailing	0.4		4,870,094
Aerospace & Defense	0.3		4,407,109
Automobiles	0.3		4,057,675
Entertainment	0.3		3,818,652
Electrical Equipment	0.3		3,815,799
Electronic Equipment, Instruments & Components	0.3		3,497,853
Metals & Mining	0.3		3,377,843
Textiles, Apparel & Luxury Goods	0.2		3,268,921
Trading Companies & Distributors	0.2		3,228,324
Internet & Catalog Retail	0.2		3,209,215
Multi-Utilities	0.2		2,954,362
Gas Utilities	0.2		2,886,916
Consumer Finance	0.2		2,882,055
Commercial Services & Supplies	0.2		2,851,037
Containers & Packaging	0.2		2,820,566
Industrial Conglomerates	0.2		2,780,464
Building Products	0.2		2,708,373
Tobacco	0.2		2,688,438
Personal Products	0.2		2,616,974
Wireless Telecommunication Services	0.2		2,491,747
Life Sciences Tools & Services	0.2		2,417,470
Diversified Consumer Services	0.2		2,411,297
Hotels, Restaurants & Leisure	0.2		2,351,448
Real Estate Management & Development	0.2		2,348,763
Household Durables	0.2		2,117,426
International Equity Funds	0.2		2,059,163
Household Products	0.1		1,954,857
Professional Services	0.1		1,692,986
Energy Equipment & Services	0.1		1,434,362
Construction Materials	0.1		1,432,551
Municipal Government Obligations	0.1		1,244,169
Construction & Engineering	0.1		992,375
Auto Components	0.1		940,629
Transportation Infrastructure	0.1		761,224
Multiline Retail	0.1		761,213
Distributors	0.1		707,585
Health Care Technology	0.1		692,351
Air Freight & Logistics	0.0	(F)	580,423
Communications Equipment	0.0	(F)	541,765
Water Utilities	0.0	(F)	363,438
Independent Power & Renewable Electricity Producers	0.0	(F)	290,342
Paper & Forest Products	0.0	(F)	288,358
Leisure Products	0.0	(F)	259,969

Investments	93.3		1,228,903,575
Short-Term Investments	6.7		87,715,483

Total Investments	100.0%		$1,316,619,058

The notes are an integral part of this report. Transamerica Series Funds	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$167,075,450	$1,991,733	$169,067,183
Corporate Debt Securities	—	188,398,311	—	188,398,311
Foreign Government Obligations	—	6,982,321	—	6,982,321
Mortgage-Backed Securities	—	95,611,513	—	95,611,513
Municipal Government Obligations	—	1,244,169	—	1,244,169
U.S. Government Agency Obligations	—	263,827,203	—	263,827,203
U.S. Government Obligations	—	225,664,251	—	225,664,251
Common Stocks	155,996,486	81,623,633	—	237,620,119
Preferred Stocks	645,715	490,570	—	1,136,285
Exchange-Traded Fund	2,059,163	—	—	2,059,163
Investment Companies	37,124,014	—	—	37,124,014
Master Limited Partnership	169,043	—	—	169,043
Other Investment Company	30,431,490	—	—	30,431,490
Repurchase Agreement	—	57,283,993	—	57,283,993

Total Investments	$226,425,911	$1,088,201,414	$1,991,733	$1,316,619,058

Other Financial Instruments
Futures Contracts (O)	$10,791,955	$—	$—	$10,791,955

Total Other Financial Instruments	$10,791,955	$—	$—	$10,791,955

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(3,314,170)	$—	$—	$(3,314,170)

Total Other Financial Instruments	$(3,314,170)	$—	$—	$(3,314,170)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $236,738,748, representing 18.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $2,166,235, representing 0.2% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $57,492,641, collateralized by cash collateral of $30,431,490 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $28,380,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rounds to less than $1 or $(1).
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $19,235,273.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at March 31, 2020.
(M)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Portfolio.
(O)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Funds	Page 34

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 30.6%
International Equity Fund - 1.2%
iShares MSCI EAFE ETF	230,203	$ 12,306,652

U.S. Equity Funds - 13.6%
iShares Core S&P 500 ETF	396,089	102,349,398
SPDR S&P 500 ETF Trust (A)	93,436	24,083,129
Vanguard Small-Cap ETF (A)	106,362	12,278,429

		138,710,956

U.S. Fixed Income Funds - 15.8%
iShares 20+ Year Treasury Bond ETF (A)	178,538	29,453,414
iShares Core U.S. Aggregate Bond ETF	254,382	29,348,051
Vanguard Total Bond Market ETF	1,205,698	102,906,324

		161,707,789

Total Exchange-Traded Funds (Cost $303,694,278)		312,725,397

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	26,564,351	26,564,351

Total Other Investment Company (Cost $26,564,351)		26,564,351

Principal	Value
REPURCHASE AGREEMENT - 66.0%

Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $674,972,399 on 04/01/2020. Collateralized by U.S. Government Obligations, 1.38% - 1.88%, due 01/31/2022, and with a total value of $688,473,727.

$ 674,972,399	$ 674,972,399

Total Repurchase Agreement (Cost $674,972,399)	674,972,399

Total Investments Excluding Options Purchased (Cost $1,005,231,028)	1,014,262,147
Total Options Purchased - 3.5% (Cost $52,091,873)	35,597,886

Total Investments (Cost $1,057,322,901)	1,049,860,033
Net Other Assets (Liabilities) - (2.7)%	(27,434,104)

Net Assets - 100.0%	$ 1,022,425,929

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	1,800.00	06/18/2021	USD	48,900	489	$8,003,217	$4,136,940
Put - S&P 500® Index	USD	1,850.00	06/18/2021	USD	48,900	489	8,700,337	4,646,478
Put - S&P 500® Index	USD	1,900.00	06/18/2021	USD	51,500	515	9,936,550	6,118,200
Put - S&P 500® Index	USD	1,950.00	06/18/2021	USD	54,600	546	11,352,150	6,283,368
Put - S&P 500® Index	USD	2,100.00	06/18/2021	USD	18,500	185	2,995,115	2,960,740
Put - S&P 500® Index	USD	2,150.00	06/18/2021	USD	18,500	185	3,235,669	3,355,900
Put - S&P 500® Index	USD	2,250.00	06/18/2021	USD	18,500	185	3,769,796	3,883,150
Put - S&P 500® Index	USD	2,300.00	06/18/2021	USD	18,700	187	4,099,039	4,213,110

Total							$52,091,873	$35,597,886

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$312,725,397	$—	$—	$312,725,397
Other Investment Company	26,564,351	—	—	26,564,351
Repurchase Agreement	—	674,972,399	—	674,972,399
Exchange-Traded Options Purchased	35,597,886	—	—	35,597,886

Total Investments	$374,887,634	$674,972,399	$—	$1,049,860,033

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $50,030,752, collateralized by cash collateral of $26,564,351 and non-cash collateral, such as US government securities and irrevocable letters of credit, of $24,505,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 25.2%
International Equity Fund - 1.5%
iShares MSCI EAFE ETF	122,146	$ 6,529,925

U.S. Equity Funds - 15.8%
iShares Core S&P 500 ETF	200,410	51,785,944
SPDR S&P 500 ETF Trust (A)	47,049	12,126,880
Vanguard Small-Cap ETF (A)	56,621	6,536,328

		70,449,152

U.S. Fixed Income Funds - 7.9%
iShares 20+ Year Treasury Bond ETF (A)	35,858	5,915,494
iShares Core U.S. Aggregate Bond ETF	71,928	8,298,333
Vanguard Total Bond Market ETF	248,753	21,231,069

		35,444,896

Total Exchange-Traded Funds (Cost $114,075,408)		112,423,973

OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	21,083,817	21,083,817

Total Other Investment Company (Cost $21,083,817)		21,083,817

Principal	Value
REPURCHASE AGREEMENT - 69.9%

Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $311,443,573 on 04/01/2020. Collateralized by U.S. Government Obligations, 1.50% - 2.50%, due 01/31/2022 - 02/15/2022, and with a total value of $317,676,988.

$ 311,443,573	$ 311,443,573

Total Repurchase Agreement (Cost $311,443,573)	311,443,573

Total Investments Excluding Options Purchased (Cost $446,602,798)	444,951,363
Total Options Purchased - 5.0% (Cost $32,711,709)	22,346,840

Total Investments (Cost $479,314,507)	467,298,203
Net Other Assets (Liabilities) - (4.8)%	(21,545,148)

Net Assets - 100.0%	$ 445,753,055

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	1,800.00	06/18/2021	USD	79,346,913	307	$5,028,831	$2,597,220
Put - S&P 500® Index	USD	1,850.00	06/18/2021	USD	78,829,995	305	5,429,695	2,898,110
Put - S&P 500® Index	USD	1,900.00	06/18/2021	USD	83,482,257	323	6,236,640	3,837,240
Put - S&P 500® Index	USD	1,950.00	06/18/2021	USD	89,168,355	345	7,169,567	3,970,260
Put - S&P 500® Index	USD	2,100.00	06/18/2021	USD	29,722,785	115	1,861,828	1,840,460
Put - S&P 500® Index	USD	2,150.00	06/18/2021	USD	29,722,785	115	2,011,362	2,086,100
Put - S&P 500® Index	USD	2,250.00	06/18/2021	USD	29,722,785	115	2,343,386	2,413,850
Put - S&P 500® Index	USD	2,300.00	06/18/2021	USD	31,015,080	120	2,630,400	2,703,600

Total							$32,711,709	$22,346,840

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$112,423,973	$—	$—	$112,423,973
Other Investment Company	21,083,817	—	—	21,083,817
Repurchase Agreement	—	311,443,573	—	311,443,573
Exchange-Traded Options Purchased	22,346,840	—	—	22,346,840

Total Investments	$155,854,630	$311,443,573	$—	$467,298,203

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,661,071, collateralized by cash collateral of $21,083,817. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Levin Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 5.2%
Textron, Inc.	3,656	$ 97,505
United Technologies Corp.	5,923	558,717

		656,222

Automobiles - 3.7%
General Motors Co.	22,163	460,547

Banks - 5.6%
Citigroup, Inc.	11,274	474,861
JPMorgan Chase & Co.	2,548	229,396

		704,257

Beverages - 3.2%
Primo Water Corp.	43,713	396,040

Biotechnology - 5.9%
AbbVie, Inc.	9,634	734,015

Capital Markets - 2.8%
Morgan Stanley	10,481	356,354

Chemicals - 4.2%
DuPont de Nemours, Inc.	15,526	529,437

Communications Equipment - 2.8%
CommScope Holding Co., Inc. (A)	27,737	252,684
Juniper Networks, Inc.	4,808	92,025

		344,709

Containers & Packaging - 1.1%
International Paper Co.	4,341	135,135

Diversified Telecommunication Services - 4.1%
AT&T, Inc.	9,375	273,281
Verizon Communications, Inc.	4,471	240,227

		513,508

Electric Utilities - 2.8%
Exelon Corp.	9,513	350,174

Equity Real Estate Investment Trusts - 1.8%
SL Green Realty Corp.	5,192	223,775

Food & Staples Retailing - 4.8%
Walmart, Inc.	5,327	605,254

Food Products - 10.9%
Archer-Daniels-Midland Co.	16,827	591,974
Post Holdings, Inc. (A)	1,786	148,184
TreeHouse Foods, Inc. (A)	12,813	565,694
Tyson Foods, Inc., Class A	989	57,234

		1,363,086

Health Care Providers & Services - 1.5%
Quest Diagnostics, Inc.	2,356	189,187

Insurance - 4.7%
Allstate Corp.	1,168	107,140
American International Group, Inc.	20,027	485,655

		592,795

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.7%
International Business Machines Corp.	1,904	$ 211,211

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (A)	279	97,806

Media - 1.9%
Comcast Corp., Class A	6,798	233,715

Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	36,875	569,719

Oil, Gas & Consumable Fuels - 4.5%
Exxon Mobil Corp.	6,428	244,071
Occidental Petroleum Corp.	5,093	58,977
Williams Cos., Inc.	17,949	253,978

		557,026

Pharmaceuticals - 6.5%
Johnson & Johnson	3,281	430,237
Pfizer, Inc.	11,756	383,716

		813,953

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	9,110	493,033

Specialty Retail - 3.0%
Lowe’s Cos., Inc.	4,375	376,469

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	625	158,931

Tobacco - 0.8%
Philip Morris International, Inc.	1,346	98,204

Wireless Telecommunication Services - 1.6%
Vodafone Group PLC, ADR	14,663	201,910

Total Common Stocks (Cost $14,938,565)		11,966,472

Total Investments (Cost $14,938,565)		11,966,472
Net Other Assets (Liabilities) - 4.3%		541,238

Net Assets - 100.0%		$ 12,507,710

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,966,472	$—	$—	$11,966,472

Total Investments	$11,966,472	$—	$—	$11,966,472

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 37.5%
Aerospace & Defense - 0.7%
General Dynamics Corp.	8,200	$ 1,084,942

Banks - 1.9%
JPMorgan Chase & Co.	23,500	2,115,705
US Bancorp	27,000	930,150

		3,045,855

Beverages - 1.7%
Coca-Cola Co.	15,000	663,750
PepsiCo, Inc.	17,400	2,089,740

		2,753,490

Biotechnology - 1.2%
Amgen, Inc.	6,500	1,317,745
Gilead Sciences, Inc.	8,000	598,080

		1,915,825

Capital Markets - 2.0%
BlackRock, Inc.	4,700	2,067,859
Northern Trust Corp.	15,500	1,169,630

		3,237,489

Chemicals - 1.2%
Linde PLC	11,000	1,903,000

Communications Equipment - 1.3%
Cisco Systems, Inc.	54,500	2,142,395

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	55,000	2,955,150

Electric Utilities - 1.1%
NextEra Energy, Inc.	7,800	1,876,836

Electrical Equipment - 0.6%
Emerson Electric Co.	20,000	953,000

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity, Ltd.	19,800	1,247,004

Food Products - 1.5%
Hershey Co.	6,200	821,500
Nestle SA, ADR	15,000	1,544,850

		2,366,350

Health Care Equipment & Supplies - 1.2%
Medtronic PLC	21,000	1,893,780

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	10,800	1,785,780

Household Products - 0.9%
Procter & Gamble Co.	14,000	1,540,000

Insurance - 1.6%
Chubb, Ltd.	10,500	1,172,745
Travelers Cos., Inc.	14,000	1,390,900

		2,563,645

IT Services - 1.5%
Accenture PLC, Class A	5,300	865,278
Automatic Data Processing, Inc.	5,400	738,072
Paychex, Inc.	12,500	786,500

		2,389,850

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.4%
Caterpillar, Inc.	19,500	$ 2,262,780

Media - 1.4%
Comcast Corp., Class A	68,000	2,337,840

Multi-Utilities - 1.1%
Dominion Energy, Inc.	25,800	1,862,502

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	43,000	2,396,820
Johnson & Johnson	21,000	2,753,730
Merck & Co., Inc.	23,000	1,769,620
Novartis AG, ADR	18,000	1,484,100
Pfizer, Inc.	32,500	1,060,800

		9,465,070

Road & Rail - 0.6%
Union Pacific Corp.	7,500	1,057,800

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	15,000	1,344,750
Texas Instruments, Inc.	16,200	1,618,866

		2,963,616

Specialty Retail - 2.2%
Home Depot, Inc.	12,700	2,371,217
TJX Cos., Inc.	26,000	1,243,060

		3,614,277

Trading Companies & Distributors - 1.1%
Fastenal Co.	59,000	1,843,750

Total Common Stocks (Cost $58,113,256)		61,062,026

	Principal	Value
ASSET-BACKED SECURITIES - 2.7%
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 1.02% (A), 05/15/2023 (B)	$ 175,000	170,726
CarMax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	200,000	203,261
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	199,852	198,613
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	275,056	272,389
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	96,517	96,523
Series 2018-3A, Class B,
3.62%, 01/15/2031 (B)	100,000	101,070
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	130,000	125,876
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (B)	550,000	534,625

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	$ 188,816	$ 187,945
Series 2017-3, Class A3,
2.36%, 05/20/2023 (B)	105,000	104,747
Series 2019-3, Class A2,
2.06%, 05/20/2025 (B)	635,000	632,435
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (B)	110,000	105,991
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 06/15/2022 (B)	100,000	99,030
Synchrony Credit Card Master Note Trust
Series 2017-1, Class B,
2.19%, 06/15/2023	500,000	498,582
Verizon Owner Trust
Series 2018-A, Class A1A,
3.23%, 04/20/2023	360,000	364,329
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	141,789
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (B)	500,000	499,659

Total Asset-Backed Securities (Cost $4,361,803)		4,337,590

CORPORATE DEBT SECURITIES - 18.3%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	253,765

Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
4.45%, 04/01/2030	150,000	169,740

Banks - 3.7%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	500,000	502,056
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	300,785
Bank of Montreal
3.30%, 02/05/2024, MTN	165,000	170,256
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	417,713
Fifth Third Bank
3.35%, 07/26/2021	250,000	253,314
Huntington Bancshares, Inc.
2.55%, 02/04/2030	150,000	133,915
Huntington National Bank
3.55%, 10/06/2023	500,000	518,274
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	254,050
3.13%, 01/23/2025	400,000	414,936
Fixed until 04/01/2025 (C), 4.00% (A) (D)	350,000	298,900
KeyCorp
5.10%, 03/24/2021, MTN	750,000	762,983
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/2029	400,000	406,726
PNC Bank NA
2.70%, 10/22/2029	125,000	118,864
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	500,000	495,319

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Financial Corp.
2.75%, 08/14/2022	$ 300,000	$ 296,726
3.20%, 02/08/2021	250,000	247,643
Truist Bank
2.25%, 03/11/2030	150,000	137,153
Zions Bancorp NA
3.50%, 08/27/2021	250,000	249,747

		5,979,360

Beverages - 0.2%
PepsiCo, Inc.
2.25%, 03/19/2025	275,000	285,537

Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	225,000	233,125

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050 (B)	100,000	85,657

Capital Markets - 1.1%
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	246,081
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	508,140
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	303,104
Morgan Stanley
3.88%, 01/27/2026, MTN	250,000	267,029
4.30%, 01/27/2045	250,000	289,360
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	120,639

		1,734,353

Chemicals - 0.1%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	191,773

Consumer Finance - 0.9%
American Express Co.
2.50%, 08/01/2022	200,000	201,297
4.20%, 11/06/2025	400,000	437,767
Capital One Financial Corp.
3.30%, 10/30/2024	500,000	488,997
John Deere Capital Corp.
1.75%, 03/09/2027, MTN	200,000	192,259
Synchrony Financial
3.70%, 08/04/2026	100,000	91,652

		1,411,972

Containers & Packaging - 0.4%
WRKCo, Inc.
3.75%, 03/15/2025	300,000	301,582
3.90%, 06/01/2028	325,000	324,008

		625,590

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	100,000	106,906

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 02/15/2022	400,000	403,402
4.75%, 05/15/2046	75,000	82,944

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.88%, 02/08/2029	$ 250,000	$ 276,479
4.33%, 09/21/2028	478,000	543,639
4.40%, 11/01/2034	300,000	350,143

		1,656,607

Electric Utilities - 0.5%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	239,333
Florida Power & Light Co.
2.85%, 04/01/2025	200,000	208,520
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	203,736
PacifiCorp.
4.15%, 02/15/2050	200,000	224,592

		876,181

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	271,288
4.00%, 12/21/2025 (B)	20,000	18,427

		289,715

Entertainment - 0.1%
Walt Disney Co.
3.80%, 03/22/2030	150,000	168,592

Equity Real Estate Investment Trusts - 0.4%
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	232,630
Healthpeak Properties, Inc.
3.25%, 07/15/2026	350,000	339,471

		572,101

Food & Staples Retailing - 0.4%
Sysco Corp
5.95%, 04/01/2030 (E)	150,000	157,476
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	247,047
4.50%, 11/18/2034	300,000	309,320

		713,843

Food Products - 0.2%
General Mills, Inc.
2.88%, 04/15/2030	75,000	74,850
Mars, Inc.
3.95%, 04/01/2049 (B)	300,000	325,043

		399,893

Gas Utilities - 0.1%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029	250,000	229,344

Health Care Providers & Services - 1.3%
Anthem, Inc.
2.38%, 01/15/2025	400,000	396,065
Cigna Corp.
4.38%, 10/15/2028	50,000	53,660
4.90%, 12/15/2048	100,000	119,979
CVS Health Corp.
2.63%, 08/15/2024	400,000	405,668
5.13%, 07/20/2045	250,000	287,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
2.50%, 12/15/2020	$ 250,000	$ 248,880
UnitedHealth Group, Inc.
3.70%, 08/15/2049	500,000	553,930

		2,065,835

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.
2.13%, 03/01/2030, MTN	200,000	184,761
4.20%, 04/01/2050, MTN	75,000	83,891
4.88%, 12/09/2045, MTN	250,000	291,954

		560,606

Household Products - 0.1%
Kimberly-Clark Corp.
3.10%, 03/26/2030	200,000	216,364

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.50%, 12/01/2024	200,000	192,998

Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	300,000	315,087
4.75%, 01/15/2049	250,000	273,196
American International Group, Inc.
4.75%, 04/01/2048	300,000	316,607

		904,890

Internet & Catalog Retail - 0.3%
Expedia Group, Inc.
3.25%, 02/15/2030	600,000	502,257

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	318,711
eBay, Inc.
1.90%, 03/11/2025 (D)	150,000	141,660

		460,371

IT Services - 0.9%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	450,000	425,652
Fiserv, Inc.
3.50%, 07/01/2029	400,000	416,076
PayPal Holdings, Inc.
2.40%, 10/01/2024	450,000	439,808
Western Union Co.
2.85%, 01/10/2025	150,000	149,271

		1,430,807

Machinery - 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030 (B)	175,000	170,082

Media - 0.4%
Comcast Corp.
3.40%, 04/01/2030	50,000	54,195
4.15%, 10/15/2028	350,000	392,985
Discovery Communications LLC
5.00%, 09/20/2037	250,000	242,822

		690,002

Oil, Gas & Consumable Fuels - 2.0%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	201,341

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co.
4.15%, 11/15/2034	$ 129,000	$ 139,150
Energy Transfer Operating, LP
5.25%, 04/15/2029	100,000	82,927
Enterprise Products Operating LLC
3.75%, 02/15/2025	400,000	397,769
5.20%, 09/01/2020	300,000	297,053
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	265,987
Kinder Morgan, Inc.
5.55%, 06/01/2045	450,000	458,653
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	263,884
MPLX, LP
4.80%, 02/15/2029	150,000	132,092
Phillips 66
4.65%, 11/15/2034	400,000	372,033
Valero Energy Corp.
6.63%, 06/15/2037	250,000	262,116
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	360,327

		3,233,332

Pharmaceuticals - 0.3%
Zoetis, Inc.
3.00%, 09/12/2027	500,000	503,814

Road & Rail - 0.2%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	404,420

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
3.73%, 12/08/2047	400,000	466,494

Software - 0.5%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	72,267
Oracle Corp.
4.00%, 07/15/2046	325,000	362,571
salesforce.com, Inc.
3.70%, 04/11/2028	300,000	332,114

		766,952

Specialty Retail - 0.4%
Home Depot, Inc.
3.35%, 04/15/2050	125,000	130,600
Lowe’s Cos., Inc.
4.55%, 04/05/2049	400,000	431,518
TJX Cos., Inc.
3.88%, 04/15/2030	150,000	154,864

		716,982

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	89,044

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
2.85%, 03/27/2030	75,000	79,244
3.38%, 03/27/2050	275,000	299,998

		379,242

Total Corporate Debt Securities (Cost $29,040,164)		29,738,546

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Massachusetts - 0.0% (F)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	$ 35,000	$ 35,126

New York - 0.6%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	410,271
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	500,040

		910,311

Oregon - 0.1%
Hillsboro School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	220,142

Total Municipal Government Obligations (Cost $1,229,054)		1,165,579

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.7%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/2032 - 10/01/2034	1,376,305	1,428,004
3.00%, 09/01/2042 - 10/01/2046	1,339,645	1,415,954
3.50%, 11/01/2040 - 12/01/2047	1,789,981	1,907,766
4.00%, 04/01/2033 - 03/01/2047	748,938	796,755
4.50%, 02/01/2025 - 05/01/2048	966,406	1,050,401
5.50%, 01/01/2037	44,527	50,433
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	536,264
2.98%, 11/25/2025	350,000	383,211
3.12%, 06/25/2027	750,000	837,797
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	162,879	184,524
Federal National Mortgage Association
2.41% (A), 03/25/2023	281,427	289,074
2.50%, 06/01/2031 - 10/01/2034	974,884	1,011,711
2.96% (A), 09/25/2027	657,849	712,067
3.00%, 12/01/2028 - 03/01/2043	3,048,566	3,213,057
3.14% (A), 11/25/2027	500,000	528,354
3.50%, 12/01/2031 - 08/01/2049	2,539,606	2,697,208
4.00%, 02/01/2035 - 12/01/2046	1,522,178	1,647,831
4.50%, 03/01/2039 - 07/01/2041	103,842	113,713
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	1,003,067	1,012,223
2.50%, 04/25/2040	46,587	47,152
3.50%, 04/25/2031	337,070	362,804
FREMF Mortgage Trust
Series 2015-K721, Class B,
3.57% (A), 11/25/2047 (B)	274,000	269,659
Government National Mortgage Association
3.50%, 12/15/2042	95,426	102,803
4.00%, 12/15/2039	10,336	11,182
4.50%, 08/15/2040	6,636	7,335

Total U.S. Government Agency Obligations (Cost $19,918,587)		20,617,282

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 25.5%
U.S. Treasury - 25.2%
U.S. Treasury Bond
2.50%, 02/15/2045	$ 1,000,000	$ 1,250,352
2.75%, 08/15/2042 - 11/15/2042	1,550,000	2,003,191
3.00%, 05/15/2047 - 02/15/2048	2,000,000	2,774,453
3.38%, 11/15/2048	1,000,000	1,483,711
3.75%, 08/15/2041	600,000	891,750
4.38%, 05/15/2041	500,000	802,188
U.S. Treasury Note
1.50%, 08/15/2026	1,900,000	2,017,043
1.63%, 08/15/2022	2,725,000	2,813,562
1.75%, 05/15/2022	2,000,000	2,065,547
2.00%, 07/31/2020 - 08/15/2025	8,000,000	8,388,994
2.13%, 03/31/2024	2,200,000	2,355,977
2.25%, 11/15/2025	1,275,000	1,401,105
2.38%, 05/15/2027 (D)	2,250,000	2,538,105
2.63%, 11/15/2020 - 02/15/2029	4,200,000	4,603,141
2.88%, 05/15/2028	1,700,000	2,004,406
3.13%, 05/15/2021	3,500,000	3,617,305

		41,010,830

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Bond
0.13%, 10/15/2024	502,425	508,549

Total U.S. Government Obligations (Cost $37,249,596)		41,519,379

REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 0.00% (G), dated 03/31/2020, to be repurchased at $4,509,859 on 04/01/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 01/31/2022, and with a value of $4,600,507.	4,509,859	4,509,859

Total Repurchase Agreement (Cost $4,509,859)		4,509,859

Total Investments (Cost $154,422,319)		162,950,261
Net Other Assets (Liabilities) - (0.2)%		(275,315)

Net Assets - 100.0%		$ 162,674,946

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$61,062,026	$—	$—	$61,062,026
Asset-Backed Securities	—	4,337,590	—	4,337,590
Corporate Debt Securities	—	29,738,546	—	29,738,546
Municipal Government Obligations	—	1,165,579	—	1,165,579
U.S. Government Agency Obligations	—	20,617,282	—	20,617,282
U.S. Government Obligations	—	41,519,379	—	41,519,379
Repurchase Agreement	—	4,509,859	—	4,509,859

Total Investments	$61,062,026	$101,888,235	$—	$162,950,261

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $4,232,953, representing 2.6% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,969,229, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,029,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2020. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at March 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 9.3%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	479,000	$ 21,550,785
DeltaShares® S&P International Managed Risk ETF (A)	2,015,049	85,871,313
Vanguard FTSE Developed Markets ETF	9,277,995	309,328,353
Vanguard FTSE Emerging Markets ETF	2,150,228	72,140,150

		488,890,601

U.S. Equity Funds - 19.8%
DeltaShares® S&P 400 Managed Risk ETF (A)	920,383	42,356,026
DeltaShares® S&P 500 Managed Risk ETF (A)	3,476,403	190,298,300
DeltaShares® S&P 600 Managed Risk ETF (A)	311,845	14,383,851
iShares Core S&P Total US Stock Market ETF (B)	3,723,086	212,997,750
Schwab U.S. Broad Market ETF (B)	2,735,645	165,315,027
Vanguard Total Stock Market ETF (B)	3,258,686	420,077,212

		1,045,428,166

U.S. Fixed Income Funds - 70.3%
iShares Core U.S. Aggregate Bond ETF	5,576,688	643,382,495
iShares Short Treasury Bond ETF (B)	19,451,659	2,159,523,182
Vanguard Total Bond Market ETF	10,683,303	911,819,911

		3,714,725,588

Total Exchange-Traded Funds (Cost $5,296,233,409)		5,249,044,355

OTHER INVESTMENT COMPANY - 6.0%
Securities Lending Collateral - 6.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	316,123,485	316,123,485

Total Other Investment Company (Cost $316,123,485)		316,123,485

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $32,488,200 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $33,138,106.	$ 32,488,200	32,488,200

Total Repurchase Agreement (Cost $32,488,200)		32,488,200

Total Investments (Cost $5,644,845,094)		5,597,656,040
Net Other Assets (Liabilities) - (6.0)%		(315,577,940)

Net Assets - 100.0%		$ 5,282,078,100

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,249,044,355	$—	$—	$5,249,044,355
Other Investment Company	316,123,485	—	—	316,123,485
Repurchase Agreement	—	32,488,200	—	32,488,200

Total Investments	$5,565,167,840	$32,488,200	$—	$5,597,656,040

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$49,884,667	$—	$—	$—	$(7,528,641)	$42,356,026	920,383	$110,787	$—
DeltaShares® S&P 500 Managed Risk ETF	212,929,684	—	—	—	(22,631,384)	190,298,300	3,476,403	749,495	—
DeltaShares® S&P 600 Managed Risk ETF	17,328,104	—	—	—	(2,944,253)	14,383,851	311,845	38,864	—
DeltaShares® S&P EM 100 & Managed Risk ETF	24,956,475	—	—	—	(3,405,690)	21,550,785	479,000	88,492	—
DeltaShares® S&P International Managed Risk ETF	104,142,770	—	—	—	(18,271,457)	85,871,313	2,015,049	464,118	—

Total	$409,241,700	$—	$—	$—	$(54,781,425)	$354,460,275	7,202,680	$1,451,756	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $471,136,466, collateralized by cash collateral of $316,123,485 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $164,634,581. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 5.1%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	37,000	$ 1,664,674
DeltaShares® S&P International Managed Risk ETF (A)	167,067	7,119,560
Vanguard FTSE Developed Markets ETF	613,110	20,441,088
Vanguard FTSE Emerging Markets ETF	148,047	4,966,977

		34,192,299

U.S. Equity Funds - 12.6%
DeltaShares® S&P 400 Managed Risk ETF (A)	84,966	3,910,135
DeltaShares® S&P 500 Managed Risk ETF (A)	344,945	18,882,289
DeltaShares® S&P 600 Managed Risk ETF (A) (B)	29,007	1,337,948
iShares Core S&P Total US Stock Market ETF (B)	295,951	16,931,357
Schwab U.S. Broad Market ETF (B)	233,185	14,091,369
Vanguard Total Stock Market ETF (B)	236,000	30,422,760

		85,575,858

U.S. Fixed Income Funds - 81.8%
iShares Core U.S. Aggregate Bond ETF	787,501	90,853,990
iShares Short Treasury Bond ETF (B)	2,283,619	253,527,382
Schwab U.S. Aggregate Bond ETF (B)	1,805,412	97,979,709
Vanguard Total Bond Market ETF	1,338,715	114,259,325

		556,620,406

Total Exchange-Traded Funds (Cost $670,331,975)		676,388,563

OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	67,471,281	67,471,281

Total Other Investment Company (Cost $67,471,281)		67,471,281

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $4,254,662 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $4,339,824.	$ 4,254,662	4,254,662

Total Repurchase Agreement (Cost $4,254,662)		4,254,662

Total Investments (Cost $742,057,918)		748,114,506
Net Other Assets (Liabilities) - (10.0)%		(67,767,822)

Net Assets - 100.0%		$ 680,346,684

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Conservative ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$676,388,563	$—	$—	$676,388,563
Other Investment Company	67,471,281	—	—	67,471,281
Repurchase Agreement	—	4,254,662	—	4,254,662

Total Investments	$743,859,844	$4,254,662	$—	$748,114,506

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$4,605,149	$—	$—	$—	$(695,014)	$3,910,135	84,966	$10,227	$—
DeltaShares® S&P 500 Managed Risk ETF	21,127,881	—	—	—	(2,245,592)	18,882,289	344,945	74,368	—
DeltaShares® S&P 600 Managed Risk ETF	1,611,814	—	—	—	(273,866)	1,337,948	29,007	3,615	—
DeltaShares® S&P EM 100 & Managed Risk ETF	1,927,745	—	—	—	(263,071)	1,664,674	37,000	6,836	—
DeltaShares® S&P International Managed Risk ETF	8,634,440	—	—	—	(1,514,880)	7,119,560	167,067	38,480	—

Total	$37,907,029	$—	$—	$—	$(4,992,423)	$32,914,606	662,985	$133,526	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $171,262,406, collateralized by cash collateral of $67,471,281 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $107,325,751. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 13.3%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	334,000	$ 15,027,061
DeltaShares® S&P International Managed Risk ETF (A)	1,346,681	57,388,811
Vanguard FTSE Developed Markets ETF	5,836,105	194,575,741
Vanguard FTSE Emerging Markets ETF	1,411,108	47,342,673

		314,334,286

U.S. Equity Funds - 29.9%
DeltaShares® S&P 400 Managed Risk ETF (A)	674,838	31,056,045
DeltaShares® S&P 500 Managed Risk ETF (A)	2,500,608	136,883,282
DeltaShares® S&P 600 Managed Risk ETF (A)	231,763	10,690,068
iShares Core S&P Total US Stock Market ETF (B)	2,240,966	128,205,665
Schwab U.S. Broad Market ETF (B)	1,491,318	90,120,347
Vanguard Total Stock Market ETF (B)	2,410,353	310,718,605

		707,674,012

U.S. Fixed Income Funds - 56.2%
iShares Core U.S. Aggregate Bond ETF	331,692	38,267,306
iShares Short Treasury Bond ETF (B)	11,254,682	1,249,494,795
Vanguard Total Bond Market ETF	466,045	39,776,941

		1,327,539,042

Total Exchange-Traded Funds (Cost $2,497,120,805)		2,349,547,340

OTHER INVESTMENT COMPANY - 16.0%
Securities Lending Collateral - 16.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	379,195,168	379,195,168

Total Other Investment Company (Cost $379,195,168)		379,195,168

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $15,513,832 on 04/01/2020. Collateralized by a U.S. Government Obligation, 1.38%, due 10/15/2022, and with a value of $15,828,493.	$ 15,513,832	15,513,832

Total Repurchase Agreement (Cost $15,513,832)		15,513,832

Total Investments (Cost $2,891,829,805)		2,744,256,340
Net Other Assets (Liabilities) - (16.1)%		(380,444,912)

Net Assets - 100.0%		$ 2,363,811,428

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$2,349,547,340	$—	$—	$2,349,547,340
Other Investment Company	379,195,168	—	—	379,195,168
Repurchase Agreement	—	15,513,832	—	15,513,832

Total Investments	$2,728,742,508	$15,513,832	$—	$2,744,256,340

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$36,576,152	$—	$—	$—	$(5,520,107)	$31,056,045	674,838	$81,231	$—
DeltaShares® S&P 500 Managed Risk ETF	159,287,240	—	(6,166,472)	1,159,842	(17,397,328)	136,883,282	2,500,608	539,119	—
DeltaShares® S&P 600 Managed Risk ETF	12,878,236	—	—	—	(2,188,168)	10,690,068	231,763	28,883	—
DeltaShares® S&P EM 100 & Managed Risk ETF	17,401,801	—	—	—	(2,374,740)	15,027,061	334,000	61,704	—
DeltaShares® S&P International Managed Risk ETF	76,318,566	—	(6,715,453)	205,196	(12,419,498)	57,388,811	1,346,681	310,176	—

Total	$302,461,995	$—	$(12,881,925)	$1,365,038	$(39,899,841)	$251,045,267	5,087,890	$1,021,113	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $646,609,886, collateralized by cash collateral of $379,195,168 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $280,647,729. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.8%
Federal Home Loan Banks 3.25%, 11/16/2028	$ 40,000,000	$ 47,277,798
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022	16,500,000	17,078,578
2.75%, 06/19/2023	29,000,000	31,068,229
Federal National Mortgage Association
2.50%, 02/05/2024	10,000,000	10,756,715
6.25%, 05/15/2029	16,500,000	23,623,378

Total U.S. Government Agency Obligations (Cost $120,892,905)		129,804,698

U.S. GOVERNMENT OBLIGATIONS - 52.2%
U.S. Treasury - 52.2%
U.S. Treasury Bond, Principal Only STRIPS 05/15/2024 - 08/15/2034	212,000,000	202,486,918
U.S. Treasury Note 1.63%, 10/31/2026	10,000,000	10,704,297

Total U.S. Government Obligations (Cost $191,399,508)		213,191,215

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.00% (A), 09/17/2020 (B)	200,000	200,000
0.01% (A), 02/25/2021 (B)	2,800,000	2,796,972
0.07% (A), 06/18/2020 (B)	800,000	799,839

Total Short-Term U.S. Government Obligations (Cost $3,798,595)		3,796,811

Principal	Value
REPURCHASE AGREEMENT - 8.4%

Fixed Income Clearing Corp., 0.00% (A), dated 03/31/2020, to be repurchased at $34,338,926 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.50%, due 02/15/2022, and with a value of $35,030,213.

$ 34,338,926	$ 34,338,926

Total Repurchase Agreement (Cost $34,338,926)	34,338,926

Total Investments Excluding Options Purchased (Cost $350,429,934)	381,131,650
Total Options Purchased - 6.9% (Cost $58,136,769)	28,048,245

Total Investments (Cost $408,566,703)	409,179,895
Net Other Assets (Liabilities) - (0.2)%	(827,641)

Net Assets - 100.0%	$ 408,352,254

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums Paid	Value
Call - S&P 500® - Flexible Exchange Option	MSC	USD 3,310.00	02/05/2025	USD 143,444,745	555	$ 27,672,797	$ 12,707,302
Call - S&P 500® - Flexible Exchange Option	MSC	USD 3,320.00	02/05/2026	USD 143,444,745	555	30,463,972	15,340,943

Total						$ 58,136,769	$ 28,048,245

FUTURES CONTRACTS:
Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	266	06/19/2020	$33,305,383	$34,177,010	$871,627	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$129,804,698	$—	$129,804,698
U.S. Government Obligations	—	213,191,215	—	213,191,215
Short-Term U.S. Government Obligations	—	3,796,811	—	3,796,811
Repurchase Agreement	—	34,338,926	—	34,338,926
Over-the-Counter Options Purchased	28,048,245	—	—	28,048,245

Total Investments	$28,048,245	$381,131,650	$—	$409,179,895

Other Financial Instruments
Futures Contracts (D)	$871,627	$—	$—	$871,627

Total Other Financial Instruments	$871,627	$—	$—	$871,627

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at March 31, 2020.
(B)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $3,796,961.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATION:

MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (A)	97,940	$ 10,660,769
Moderna, Inc. (A) (B)	336,566	10,080,152

		20,740,921

Entertainment - 7.7%
Netflix, Inc. (A)	68,335	25,659,793
Roku, Inc. (A) (B)	315,058	27,561,274
Spotify Technology SA (A)	585,528	71,106,520

		124,327,587

Health Care Equipment & Supplies - 10.3%
DexCom, Inc. (A)	293,284	78,972,583
Intuitive Surgical, Inc. (A)	173,824	86,079,383

		165,051,966

Health Care Providers & Services - 2.0%
Convetrus, Inc. (A) (B)	923,241	7,515,182
Guardant Health, Inc. (A)	365,610	25,446,456

		32,961,638

Health Care Technology - 5.2%
Veeva Systems, Inc., Class A (A)	538,127	84,146,919

Interactive Media & Services - 4.9%
Twitter, Inc. (A)	2,231,950	54,816,692
Zillow Group, Inc., Class C (A) (B)	680,959	24,528,143

		79,344,835

Internet & Catalog Retail - 3.9%
Chewy, Inc., Class A (A) (B)	927,398	34,768,151
Farfetch, Ltd., Class A (A) (B)	1,541,061	12,174,382
Wayfair, Inc., Class A (A) (B)	289,978	15,496,424

		62,438,957

Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (A)	58,530	114,117,112

IT Services - 17.9%
Adyen NV (A) (C)	38,116	32,394,571
MongoDB, Inc. (A) (B)	310,125	42,344,468
Okta, Inc. (A)	603,921	73,835,381
Shopify, Inc., Class A (A)	214,940	89,614,934
Twilio, Inc., Class A (A) (B)	563,808	50,455,178

		288,644,532

Life Sciences Tools & Services - 4.6%
10X Genomics, Inc., Class A (A)	226,607	14,122,148
Illumina, Inc. (A)	219,851	60,045,705

		74,167,853

Professional Services - 2.7%
Square, Inc., Class A (A)	821,881	43,050,127

Road & Rail - 4.9%
Uber Technologies, Inc. (A)	2,845,996	79,460,208

	Shares	Value
COMMON STOCKS (continued)
Software - 21.7%
Atlassian Corp. PLC, Class A (A)	207,067	$ 28,422,016
Coupa Software, Inc. (A)	353,161	49,347,186
ServiceNow, Inc. (A)	206,270	59,112,857
Slack Technologies, Inc., Class A (A) (B)	3,341,145	89,676,332
Trade Desk, Inc., Class A (A) (B)	201,915	38,969,595
Zoom Video Communications, Inc., Class A (A) (B)	578,514	84,532,466

		350,060,452

Specialty Retail - 1.6%
Carvana Co. (A) (B)	454,672	25,047,880

Total Common Stocks (Cost $1,474,534,115)		1,543,560,987

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	22,770,024	22,770,024

Total Other Investment Company (Cost $22,770,024)		22,770,024

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2020, to be repurchased at $68,842,775 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $70,224,826.	$ 68,842,775	68,842,775

Total Repurchase Agreement (Cost $68,842,775)		68,842,775

Total Investments Excluding Options Purchased (Cost $1,566,146,914)		1,635,173,786
Total Options Purchased - 0.2% (Cost $2,790,113)		3,105,107

Total Investments (Cost $1,568,937,027)		1,638,278,893
Net Other Assets (Liabilities) - (1.7)%		(27,469,887)

Net Assets - 100.0%		$ 1,610,809,006

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount/ Number of Contracts	Premiums Paid	Value
Put - USD vs. CNH	RBS	USD 7.75	01/07/2021	USD 407,509,635	$1,779,595	$2,728,277
Put - USD vs. CNH	RBS	USD 7.85	06/16/2020	USD 99,714,731	514,528	145,883
Put - USD vs. CNH	RBS	USD 8.09	09/21/2020	USD 91,901,001	495,990	230,947

Total					$2,790,113	$3,105,107

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,511,166,416	$32,394,571	$—	$1,543,560,987
Other Investment Company	22,770,024	—	—	22,770,024
Repurchase Agreement	—	68,842,775	—	68,842,775
Over-the-Counter Foreign Exchange Options Purchased	—	3,105,107	—	3,105,107

Total Investments	$1,533,936,440	$104,342,453	$—	$1,638,278,893

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $246,905,239, collateralized by cash collateral of $22,770,024 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $229,732,488. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the value of the 144A security is $32,394,571, representing 2.0% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 57.8%
Aerospace & Defense - 1.0%
General Dynamics Corp.	14,960	$ 1,979,358
Northrop Grumman Corp.	20,640	6,244,632
United Technologies Corp.	78,040	7,361,513

		15,585,503

Airlines - 0.2%
Delta Air Lines, Inc.	39,830	1,136,350
Southwest Airlines Co.	29,000	1,032,690
United Airlines Holdings, Inc. (A)	9,920	312,976

		2,482,016

Auto Components - 0.1%
Magna International, Inc.	37,810	1,206,895

Automobiles - 0.1%
General Motors Co.	91,130	1,893,681

Banks - 1.7%
Bank of America Corp.	264,510	5,615,548
Citigroup, Inc.	236,227	9,949,881
Citizens Financial Group, Inc.	91,710	1,725,065
Fifth Third Bancorp	28,400	421,740
KeyCorp	294,030	3,049,091
Regions Financial Corp.	264,500	2,372,565
Wells Fargo & Co.	123,580	3,546,746

		26,680,636

Beverages - 1.0%
Coca-Cola Co.	198,910	8,801,768
Constellation Brands, Inc., Class A	34,640	4,965,990
Monster Beverage Corp. (A)	16,200	911,412
PepsiCo, Inc.	5,280	634,128

		15,313,298

Biotechnology - 1.7%
AbbVie, Inc.	128,370	9,780,510
Alexion Pharmaceuticals, Inc. (A)	20,940	1,880,203
Amgen, Inc.	8,520	1,727,260
Biogen, Inc. (A)	11,500	3,638,370
Gilead Sciences, Inc.	13,800	1,031,688
Regeneron Pharmaceuticals, Inc. (A)	8,040	3,925,852
Vertex Pharmaceuticals, Inc. (A)	14,590	3,471,690

		25,455,573

Building Products - 0.3%
Masco Corp.	71,980	2,488,349
Trane Technologies PLC	32,390	2,675,090

		5,163,439

Capital Markets - 2.0%
Ameriprise Financial, Inc.	9,400	963,312
BlackRock, Inc.	8,100	3,563,757
Charles Schwab Corp.	72,230	2,428,373
CME Group, Inc.	22,440	3,880,100
Goldman Sachs Group, Inc.	17,900	2,767,161
MarketAxess Holdings, Inc.	2,400	798,168
Morgan Stanley	211,490	7,190,660
S&P Global, Inc.	17,500	4,288,375

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	68,900	$ 3,670,303
T. Rowe Price Group, Inc.	8,100	790,965

		30,341,174

Chemicals - 0.9%
Air Products & Chemicals, Inc.	9,100	1,816,451
Celanese Corp.	28,820	2,115,100
Dow, Inc.	55,760	1,630,422
DuPont de Nemours, Inc.	32,916	1,122,436
Eastman Chemical Co.	61,960	2,886,097
Linde PLC	15,750	2,724,750
LyondellBasell Industries NV, Class A	21,100	1,047,193

		13,342,449

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	4,420	765,632

Communications Equipment - 0.2%
Cisco Systems, Inc.	49,190	1,933,659
Motorola Solutions, Inc.	4,290	570,227

		2,503,886

Consumer Finance - 0.5%
American Express Co.	51,610	4,418,332
Capital One Financial Corp.	70,910	3,575,282

		7,993,614

Containers & Packaging - 0.4%
Avery Dennison Corp.	25,300	2,577,311
Crown Holdings, Inc. (A)	30,080	1,745,843
Packaging Corp. of America	8,300	720,689
WestRock Co.	36,750	1,038,555

		6,082,398

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	16,440	231,475

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B (A)	87,960	16,081,727
Voya Financial, Inc.	47,000	1,905,850

		17,987,577

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	63,800	1,859,770
Verizon Communications, Inc.	204,000	10,960,920

		12,820,690

Electric Utilities - 1.8%
American Electric Power Co., Inc.	37,200	2,975,256
Duke Energy Corp.	31,200	2,523,456
Edison International	15,100	827,329
Entergy Corp.	62,000	5,826,140
NextEra Energy, Inc.	47,360	11,395,763
Southern Co.	36,000	1,949,040
Xcel Energy, Inc.	30,530	1,840,959

		27,337,943

Electrical Equipment - 0.6%
Eaton Corp. PLC	87,280	6,780,783
Emerson Electric Co.	44,100	2,101,365

		8,882,148

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.7%
Electronic Arts, Inc. (A)	17,360	$ 1,738,951
Netflix, Inc. (A)	22,400	8,411,200

		10,150,151

Equity Real Estate Investment Trusts - 1.2%
Equinix, Inc.	8,310	5,190,177
Equity Residential	62,560	3,860,578
Mid-America Apartment Communities, Inc.	16,600	1,710,298
Prologis, Inc.	77,580	6,235,104
SBA Communications Corp.	1,700	458,949
Sun Communities, Inc.	5,700	711,645
Ventas, Inc.	32,570	872,876

		19,039,627

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	26,400	7,527,432
Kroger Co.	33,500	1,009,020
Sysco Corp.	14,000	638,820

		9,175,272

Food Products - 0.5%
Conagra Brands, Inc.	20,400	598,536
Mondelez International, Inc., Class A	134,040	6,712,723

		7,311,259

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	60,500	4,911,995
Boston Scientific Corp. (A)	72,610	2,369,264
Edwards Lifesciences Corp. (A)	8,500	1,603,270
Intuitive Surgical, Inc. (A)	3,410	1,688,666
Medtronic PLC	121,220	10,931,620
Zimmer Biomet Holdings, Inc.	56,090	5,669,577

		27,174,392

Health Care Providers & Services - 1.8%
Anthem, Inc.	13,910	3,158,127
Cigna Corp.	24,690	4,374,574
DaVita, Inc. (A)	22,800	1,734,168
McKesson Corp.	26,130	3,534,344
UnitedHealth Group, Inc.	59,990	14,960,306

		27,761,519

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	32,010	2,184,362
McDonald’s Corp.	12,500	2,066,875
Yum! Brands, Inc.	36,280	2,486,269

		6,737,506

Household Durables - 0.1%
Lennar Corp., Class A	62,550	2,389,410

Household Products - 1.1%
Kimberly-Clark Corp.	13,900	1,777,393
Procter & Gamble Co.	136,850	15,053,500

		16,830,893

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	81,380	10,887,830

Insurance - 1.0%
Allstate Corp.	64,180	5,887,231
Arch Capital Group, Ltd. (A)	18,100	515,126
Arthur J. Gallagher & Co.	11,200	912,912
Cincinnati Financial Corp.	10,500	792,225
Hartford Financial Services Group, Inc.	102,250	3,603,290
Marsh & McLennan Cos., Inc.	37,100	3,207,666

		14,918,450

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A (A)	14,020	$ 16,290,539
Alphabet, Inc., Class C (A)	12,560	14,604,894
Facebook, Inc., Class A (A)	98,850	16,488,180

		47,383,613

Internet & Catalog Retail - 0.2%
Booking Holdings, Inc. (A)	1,430	1,923,807
Expedia Group, Inc.	27,240	1,532,795

		3,456,602

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	19,820	38,643,450

IT Services - 3.8%
Accenture PLC, Class A	37,000	6,040,620
Automatic Data Processing, Inc.	42,170	5,763,796
Fiserv, Inc. (A)	25,216	2,395,268
FleetCor Technologies, Inc. (A)	4,400	820,776
International Business Machines Corp.	61,200	6,788,916
Leidos Holdings, Inc.	39,900	3,656,835
Mastercard, Inc., Class A	71,760	17,334,345
PayPal Holdings, Inc. (A)	103,658	9,924,217
Visa, Inc., Class A	33,100	5,333,072

		58,057,845

Life Sciences Tools & Services - 0.7%
Illumina, Inc. (A)	5,910	1,614,139
Thermo Fisher Scientific, Inc.	34,640	9,823,904

		11,438,043

Machinery - 1.0%
Cummins, Inc.	29,790	4,031,183
Deere & Co.	13,000	1,796,080
Ingersoll Rand, Inc. (A)	28,557	708,214
Parker-Hannifin Corp.	27,800	3,606,494
Snap-on, Inc.	9,860	1,072,965
Stanley Black & Decker, Inc.	37,890	3,789,000

		15,003,936

Media - 1.6%
Altice USA, Inc., Class A (A)	44,060	982,097
Charter Communications, Inc., Class A (A)	22,030	9,611,909
Comcast Corp., Class A	316,910	10,895,366
Discovery, Inc., Class A (A) (C)	90,520	1,759,709
Discovery, Inc., Class C (A)	98,688	1,730,988

		24,980,069

Metals & Mining - 0.1%
Newmont Corp.	33,200	1,503,296

Multi-Utilities - 0.3%
Ameren Corp.	24,200	1,762,486
CMS Energy Corp.	42,800	2,514,500
Sempra Energy	3,700	418,063

		4,695,049

Multiline Retail - 0.2%
Target Corp.	37,100	3,449,187

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	135,960	$ 9,851,662
Diamondback Energy, Inc.	35,860	939,532
EOG Resources, Inc.	93,260	3,349,899
Exxon Mobil Corp.	33,020	1,253,769
Marathon Petroleum Corp.	93,360	2,205,163
ONEOK, Inc.	80,820	1,762,684
Phillips 66	12,100	649,165
Pioneer Natural Resources Co.	45,450	3,188,318

		23,200,192

Pharmaceuticals - 3.0%
Allergan PLC	12,120	2,146,452
Bristol-Myers Squibb Co.	186,580	10,399,969
Eli Lilly & Co.	65,021	9,019,713
Johnson & Johnson	72,530	9,510,859
Merck & Co., Inc.	163,630	12,589,693
Pfizer, Inc.	78,830	2,573,011

		46,239,697

Professional Services - 0.0% (B)
Verisk Analytics, Inc.	3,600	501,768

Road & Rail - 0.8%
Kansas City Southern	17,800	2,263,804
Lyft, Inc., Class A (A)	14,900	400,065
Norfolk Southern Corp.	46,170	6,740,820
Union Pacific Corp.	15,730	2,218,559

		11,623,248

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (A)	85,200	3,874,896
Analog Devices, Inc.	68,820	6,169,713
Intel Corp.	41,060	2,222,167
Lam Research Corp.	12,100	2,904,000
Microchip Technology, Inc. (C)	15,800	1,071,240
Micron Technology, Inc. (A)	22,800	958,968
NVIDIA Corp.	32,940	8,682,984
NXP Semiconductors NV	41,500	3,441,595
Qorvo, Inc. (A)	15,900	1,282,017
QUALCOMM, Inc.	10,400	703,560
Teradyne, Inc.	46,760	2,532,989
Texas Instruments, Inc.	86,380	8,631,954

		42,476,083

Software - 5.0%
Fortinet, Inc. (A)	6,000	607,020
Intuit, Inc.	31,090	7,150,700
Microsoft Corp.	371,860	58,646,041
salesforce.com, Inc. (A)	63,290	9,112,494
Workday, Inc., Class A (A)	7,100	924,562

		76,440,817

Specialty Retail - 2.0%
AutoZone, Inc. (A)	5,320	4,500,720
Best Buy Co., Inc.	69,130	3,940,410
Home Depot, Inc.	45,030	8,407,551
Lowe’s Cos., Inc.	75,160	6,467,518
Ross Stores, Inc.	35,140	3,056,126
TJX Cos., Inc.	93,230	4,457,326

		30,829,651

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	182,100	$ 46,306,209
HP, Inc.	140,360	2,436,650

		48,742,859

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	80,000	6,619,200
Ralph Lauren Corp.	10,800	721,764

		7,340,964

Tobacco - 0.9%
Altria Group, Inc.	99,390	3,843,411
Philip Morris International, Inc.	127,880	9,330,125

		13,173,536

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	34,900	992,207

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	25,050	2,101,695

Total Common Stocks (Cost $881,545,226)		886,720,143

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (D)	14,621	374,298

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	1,280	25,216

Total Preferred Stocks (Cost $434,660)		399,514

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 536,957	572,855
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 2.75% (D), 07/18/2027 (E)	936,000	909,831
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	475,857	470,336
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.04% (D), 10/18/2030 (E)	3,380,000	3,225,128
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 3.04% (D), 07/20/2030 (E)	2,500,000	2,374,183
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (E)	194,772	191,225
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.04% (D), 01/20/2030 (E)	1,100,000	1,030,746

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	$ 974,134	$ 989,808
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,443,789	1,402,035
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	885,052	865,569
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.17% (D), 04/15/2029 (E)	1,395,000	1,332,903
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	286,658	284,237
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	122,927	121,431
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	574,376	536,302
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	1,825,000	1,707,870
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	2,600,000	2,478,004
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (E)	140,000	135,649
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.01% (D), 01/20/2031 (E)	1,400,000	1,314,309
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	1,652,000	1,647,269
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	3,450,000	3,398,224
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	160,372	158,566
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,007,244	987,624
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	180,732	177,280
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	147,870	144,870
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	433,049	422,978
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 2.92% (D), 07/20/2030 (E)	1,900,000	1,801,094
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (E)	207,113	204,347
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class A,
2.58%, 09/20/2032 (E)	26,533	26,307
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	193,957	191,289
Series 2019-1A, Class A,
3.20%, 01/20/2036 (E)	546,027	541,812

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	$ 490,114	$ 458,521
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (E)	1,810,000	1,747,918
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	624,444	622,377
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	858,382	854,187
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	391,326	388,116
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	307,950	305,647
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	497,471	495,464
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	1,136,524	1,121,172
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	495,977	490,690
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	736,126	714,460
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	2,281,988	2,283,012
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	811,958	795,418
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	606,791	595,062
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	1,588,099	1,589,338
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,392,079	1,398,466
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,662,965	1,631,258
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	1,564,945	1,606,628
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	3,055,000	2,604,315
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	251,594	246,715
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	872,601	857,235
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 2.96% (D), 10/20/2028 (E)	1,125,000	1,085,201

Total Asset-Backed Securities (Cost $53,352,021)		51,535,281

CORPORATE DEBT SECURITIES - 14.0%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	1,337,000	1,223,318
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (E)	529,000	544,586
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	710,000	662,624

		2,430,528

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 715,242	$ 777,496
3.70%, 04/01/2028	648,791	624,862
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	696,234	696,443
6.82%, 02/10/2024	1,898,234	1,999,152
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,270,000	1,111,059
United Airlines Pass-Through Trust
Series A,
3.75%, 03/03/2028	1,995,067	2,008,847
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,059,201	1,011,200

		8,229,059

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	717,000	701,611

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	303,000	269,974
6.25%, 10/02/2043	820,000	647,555

		917,529

Banks - 2.1%
Banco Santander SA
2.71%, 06/27/2024	1,200,000	1,177,015
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	3,307,000	3,464,304
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,774,000	1,829,948
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,961,000	2,094,946
Barclays PLC
5.20%, 05/12/2026	915,000	940,071
BNP Paribas SA
4.40%, 08/14/2028 (E)	1,216,000	1,296,818
CIT Group, Inc.
4.13%, 03/09/2021	125,000	123,125
Citigroup, Inc.
Fixed until 01/29/2030, 2.67% (D), 01/29/2031	781,000	757,207
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	2,546,000	2,547,011
Commerzbank AG
8.13%, 09/19/2023 (E)	1,750,000	1,829,506
Credit Agricole SA
3.25%, 01/14/2030 (E)	1,438,000	1,357,619
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	1,410,000	1,310,450
Discover Bank
3.45%, 07/27/2026	1,798,000	1,757,709
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	615,000	602,391
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	1,949,000	2,039,999
4.13%, 12/15/2026	1,734,000	1,864,771
6.40%, 05/15/2038	906,000	1,296,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 556,000	$ 551,955
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E)	1,460,000	1,435,148
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	665,000	669,616
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	2,390,000	2,538,339
Fixed until 06/15/2024 (F), 5.90% (C) (D)	585,000	573,300

		32,057,835

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	562,000	603,312
4.44%, 10/06/2048	846,000	863,046
4.75%, 01/23/2029	1,161,000	1,281,570
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	539,629
3.70%, 12/06/2026	276,000	271,060
Pernod Ricard SA
4.45%, 01/15/2022 (E)	711,000	730,507
5.75%, 04/07/2021 (E)	1,601,000	1,647,341

		5,936,465

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	662,085
4.05%, 11/21/2039 (E)	590,000	606,879
Amgen, Inc.
2.20%, 02/21/2027	936,000	926,594
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	347,883

		2,543,441

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030 (E)	1,089,000	1,003,441

Capital Markets - 1.0%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	473,000	478,919
3.70%, 10/15/2024	1,011,000	1,049,015
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,088,000	1,074,062
3.80%, 06/09/2023	1,515,000	1,531,511
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	1,888,000	1,948,557
6.75%, 10/01/2037	947,000	1,253,605
Lazard Group LLC
4.50%, 09/19/2028	1,357,000	1,360,517
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	1,206,000	1,179,128
3.70%, 10/23/2024, MTN	1,815,000	1,903,219
Fixed until 01/24/2028, 3.77% (D), 01/24/2029, MTN	294,000	309,724
5.00%, 11/24/2025	847,000	927,240
State Street Corp.
Fixed until 03/30/2022, 2.83% (D), 03/30/2023 (E)	788,000	795,373

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
7.63%, 08/17/2022	$ 1,565,000	$ 1,611,950
UBS Group AG
Fixed until 08/13/2029, 3.13% (D), 08/13/2030 (C) (E)	432,000	419,533

		15,842,353

Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (E)	1,082,000	1,019,597

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	595,000	595,298
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	565,000	535,530
3.30%, 12/01/2026 (E)	628,000	626,631
3.85%, 11/15/2024 (E)	661,000	669,432
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 (E)	600,000	625,651
Waste Connections, Inc.
2.60%, 02/01/2030	852,000	807,414

		3,859,956

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	1,142,000	1,137,046

Construction & Engineering - 0.5%
SBA Tower Trust
2.84%, 01/15/2050 (E)	3,421,000	3,303,229
2.88%, 07/15/2046 (E)	1,357,000	1,352,347
3.17%, 04/09/2047 (E)	1,369,000	1,361,365
3.45%, 03/15/2048 (E)	1,525,000	1,542,191

		7,559,132

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	900,000	843,333
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	1,290,000	1,407,211
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	689,000	680,207
4.25%, 12/15/2047	634,000	559,723

		3,490,474

Consumer Finance - 0.3%
Ally Financial, Inc.
3.88%, 05/21/2024	805,000	724,500
American Express Co.
4.05%, 12/03/2042	275,000	327,214
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,630,000	1,612,913
Capital One Financial Corp.
3.30%, 10/30/2024	1,408,000	1,377,014
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,036,000	906,500

		4,948,141

Containers & Packaging - 0.0% (B)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (E)	650,000	643,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	$ 87,000	$ 93,261

Diversified Financial Services - 0.1%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,664,000	1,645,436

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.40%, 05/15/2025	1,887,000	1,962,856
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	210,000	211,381
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,155,000	1,178,100
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	887,000	844,291
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	199,885
Verizon Communications, Inc.
3.50%, 11/01/2024	1,863,000	1,982,030
5.50%, 03/16/2047	1,816,000	2,486,285

		8,864,828

Electric Utilities - 0.6%
American Electric Power Co., Inc.
2.95%, 12/15/2022	918,000	890,769
Appalachian Power Co.
3.40%, 06/01/2025	505,000	491,513
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	120,853
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	3,049,000	2,976,774
Duke Energy Progress LLC
3.60%, 09/15/2047	964,000	1,012,215
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	257,100
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,388,000	1,414,256
5.30%, 06/01/2042	69,000	92,109
PacifiCorp.
3.60%, 04/01/2024	888,000	902,984
5.75%, 04/01/2037	138,000	178,942
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	515,000	529,062

		8,866,577

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
2.80%, 02/15/2030	921,000	821,975
Arrow Electronics, Inc.
3.25%, 09/08/2024	331,000	306,366
3.88%, 01/12/2028	429,000	400,648
Jabil, Inc.
3.60%, 01/15/2030	585,000	519,741
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,825,000	1,870,785

		3,919,515

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,439,000	1,336,928
Schlumberger Investment SA
3.65%, 12/01/2023	121,000	120,189

		1,457,117

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (E)	$ 775,000	$ 752,952
CBL & Associates, LP
5.25%, 12/01/2023	963,000	239,546
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	858,000	818,867
EPR Properties
4.75%, 12/15/2026	343,000	313,035
Equinix, Inc.
5.38%, 05/15/2027	946,000	935,499
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	769,000	686,939
Healthpeak Properties, Inc.
3.50%, 07/15/2029	656,000	641,000
Highwoods Realty, LP
3.05%, 02/15/2030	1,657,000	1,496,369
Kilroy Realty, LP
4.25%, 08/15/2029	1,029,000	1,056,118
Life Storage, LP
4.00%, 06/15/2029	672,000	682,327
ProLogis, LP
2.13%, 04/15/2027	442,000	420,270
Service Properties Trust
5.00%, 08/15/2022	1,148,000	821,544
WEA Finance LLC
4.13%, 09/20/2028 (E)	1,208,000	1,201,315
Weyerhaeuser Co.
4.00%, 04/15/2030	1,025,000	1,030,586

		11,096,367

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	939,000	893,055
Walmart, Inc.
3.63%, 12/15/2047	1,414,000	1,610,302

		2,503,357

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	282,000	314,713
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	944,000	954,170
Boston Scientific Corp.
4.70%, 03/01/2049	965,000	1,101,954

		2,370,837

Health Care Providers & Services - 0.5%
Centene Corp.
3.38%, 02/15/2030 (E)	850,000	790,500
Cigna Corp.
2.40%, 03/15/2030	893,000	845,791
CVS Health Corp.
2.13%, 06/01/2021	1,228,000	1,229,312
3.75%, 04/01/2030	1,277,000	1,314,870
4.10%, 03/25/2025	466,000	492,950
HCA, Inc.
4.13%, 06/15/2029	410,000	410,706
5.25%, 04/15/2025	273,000	286,314
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	1,323,000	1,304,019
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,355,000	1,460,799

		8,135,261

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 1,211,000	$ 1,233,740

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,047,000	1,082,886
General Electric Co.
6.88%, 01/10/2039, MTN	662,000	818,954

		1,901,840

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	813,000	837,727
4.25%, 03/15/2029	914,000	937,089
CNA Financial Corp.
3.90%, 05/01/2029	729,000	726,519
Fidelity National Financial, Inc.
5.50%, 09/01/2022	235,000	257,963
Markel Corp.
3.35%, 09/17/2029	2,217,000	2,090,744
Progressive Corp.
3.20%, 03/26/2030	508,000	549,251
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,909,000	1,861,929
3.95%, 09/15/2026	858,000	900,217

		8,161,439

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,619,216
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	1,322,000	1,368,799

		2,988,015

Internet & Catalog Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	578,000	563,719
Expedia Group, Inc.
3.25%, 02/15/2030	638,000	534,067
3.80%, 02/15/2028	901,000	778,817

		1,876,603

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	488,000	530,565
Fiserv, Inc.
3.50%, 07/01/2029	895,000	930,971

		1,461,536

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	529,000	651,042

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	580,248
Oshkosh Corp.
3.10%, 03/01/2030	252,000	243,948

		824,196

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	$ 649,000	$ 675,332
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	525,000	496,782
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	473,000	473,000
NBCUniversal Media LLC
4.45%, 01/15/2043	1,189,000	1,500,236

		3,145,350

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	1,136,000	1,072,695
4.75%, 04/10/2027 (E)	365,000	356,317
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	174,825

		1,603,837

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	1,018,000	1,067,916
CMS Energy Corp.
3.88%, 03/01/2024	80,000	81,522
4.88%, 03/01/2044	185,000	199,765
Dominion Energy, Inc.
2.58%, 07/01/2020	765,000	764,082
DTE Electric Co.
4.30%, 07/01/2044	1,395,000	1,578,438
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	597,000	592,746

		4,284,469

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	2,119,000	2,155,612
Energy Transfer Operating, LP
4.90%, 02/01/2024	605,000	541,405
5.15%, 02/01/2043	734,000	552,290
5.95%, 10/01/2043	680,000	588,033
7.60%, 02/01/2024	534,000	520,682
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,923,000	1,784,994
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,190,000	1,193,635
Nexen, Inc.
5.88%, 03/10/2035	10,000	13,465
Noble Energy, Inc.
3.25%, 10/15/2029	1,557,000	909,797
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,967,000	1,040,359
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	473,960
6.84%, 01/23/2030 (E)	1,509,000	1,091,792
6.88%, 08/04/2026	400,000	305,000
7.69%, 01/23/2050 (E)	166,000	114,540
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,423,000	971,192
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	615,000	527,694
Shell International Finance BV
2.50%, 09/12/2026	1,677,000	1,715,091
3.75%, 09/12/2046	244,000	260,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating, LP
4.05%, 02/01/2030	$ 551,000	$ 239,873
5.38%, 06/01/2021	238,000	190,174
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	103,239
7.88%, 09/01/2021	100,000	100,179

		15,393,935

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	951,000	958,275
4.00%, 01/17/2029	317,000	359,696
4.38%, 08/17/2048	449,000	552,566
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	890,000	950,418
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (E)	525,000	557,336
Merck & Co., Inc.
3.40%, 03/07/2029	612,000	666,687
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,291,000	1,471,701

		5,516,679

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	746,000	705,098
Experian Finance PLC
2.75%, 03/08/2030 (E)	1,000,000	954,401

		1,659,499

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	1,705,000	1,364,254
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	466,000	477,472
3.75%, 04/01/2024	44,000	46,487
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	1,069,000	1,090,322

		2,978,535

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	742,000	778,401
KLA Corp.
3.30%, 03/01/2050	809,000	757,935
Lam Research Corp.
3.75%, 03/15/2026	1,025,000	1,087,252
NVIDIA Corp.
2.85%, 04/01/2030	894,000	932,993
QUALCOMM, Inc.
3.25%, 05/20/2027	1,011,000	1,063,439
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (E)	697,000	627,300

		5,247,320

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	887,000	898,122
Microsoft Corp.
3.30%, 02/06/2027	1,443,000	1,601,259

		2,499,381

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	1,264,000	1,318,792

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	$ 844,000	$ 871,077
Western Digital Corp.
4.75%, 02/15/2026	1,485,000	1,507,275

		3,697,144

Tobacco - 0.2%
Altria Group, Inc.
4.80%, 02/14/2029	862,000	897,134
BAT Capital Corp.
3.22%, 08/15/2024	936,000	900,707
4.70%, 04/02/2027	957,000	972,472

		2,770,313

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	661,000	671,091

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	1,016,000	1,025,749
4.38%, 07/16/2042 (C)	250,000	266,244
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	3,036,000	3,037,121
3.72%, 07/15/2043 (E)	40,000	40,251
Sprint Corp.
7.25%, 09/15/2021	330,000	340,131
7.88%, 09/15/2023	625,000	685,987

		5,395,483

Total Corporate Debt Securities (Cost $220,521,752)		215,234,111

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	480,000	505,200

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	675,000	696,937

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	305,000	308,816
4.50%, 01/28/2026	1,125,000	1,139,062

		1,447,878

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	1,160,000	1,227,655
5.38%, 10/17/2023 (E)	400,000	424,708

		1,652,363

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028 (C)	1,883,000	1,871,721

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	550,000	588,505

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	160,000	203,600

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	$ 405,000	$ 419,881

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	205,540

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	705,000	696,264

Total Foreign Government Obligations (Cost $8,157,333)		8,287,889

MORTGAGE-BACKED SECURITIES - 4.3%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	1,300,000	1,283,498
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	101,980
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,630,000	1,626,674
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,390,000	1,371,814
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	752,162
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,150,000	1,125,778
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	102,652	107,851
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	302,183
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	248,099	248,318
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	926,118	922,458
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,648,000	1,710,826
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	38,837	38,396
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	168,121
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,900,000	1,971,945
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,500,897
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	4,500,000	4,605,693
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	690,000	665,810
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	1,690,000	1,655,368
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 2.29% (D), 12/27/2035 (E)	406,049	400,380

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month LIBOR + 0.15%, 1.10% (D), 12/25/2036	$ 116,226	$ 99,938
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	2,200,000	1,882,883
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	1,830,837	1,863,581
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	769,177
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	5,250,454	5,226,035
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	276,681	285,517
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	2,010,000	2,017,969
Series 2013-C11, Class B,
4.35% (D), 08/15/2046	945,000	929,143
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	4,890,000	4,565,753
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	437,891	428,464
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.10% (D), 08/15/2034 (E)	3,663,174	3,095,799
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	231,590	230,200
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	214,374	220,611
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	804,696	825,936
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	207,485	214,582
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	466,861	481,061
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	515,229	530,513
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	789,156	801,117
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	1,021,659	1,050,875
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,216,701	1,259,610
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,189,195	1,235,004
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,814,608	1,879,367
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,462,117	1,516,109
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	1,294,804	1,338,722

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	$ 3,099,502	$ 3,175,113
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	3,652,551	3,716,694
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	2,169,000	2,104,767
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	1,911,000	1,837,923
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 1.53% (D), 05/25/2035	127,573	119,002
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	916,000	933,934

Total Mortgage-Backed Securities (Cost $68,109,713)		66,195,551

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	55,000	84,418
State of California, General Obligation Unlimited
7.30%, 10/01/2039	765,000	1,175,461
7.60%, 11/01/2040	660,000	1,098,319
7.70%, 11/01/2030	580,000	598,229
7.95%, 03/01/2036 (G)	1,525,000	1,531,039
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	50,000	64,691

		4,552,157

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	50,000	65,462

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	71,000	103,944

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	60,000	78,431
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	55,000	82,041

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued) (B)
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	$ 55,000	$ 65,628
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	95,000	117,903

		344,003

Total Municipal Government Obligations (Cost $5,046,018)		5,065,566

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.1%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	494,197	546,863
5.50%, 07/01/2037 - 06/01/2041	110,892	125,048
6.00%, 12/01/2037	45,642	52,663
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	1,799,352	1,914,854
3.01%, 07/25/2025	4,592,000	4,959,318
3.06% (D), 08/25/2024	3,640,000	3,875,834
3.46% (D), 08/25/2023	1,500,000	1,604,806
3.49%, 01/25/2024	2,260,000	2,436,169
Federal National Mortgage Association
3.33% (D), 10/25/2023	201,498	213,510
3.50%, 07/01/2028 - 01/01/2029	388,799	412,924
12-Month LIBOR + 1.52%, 3.53% (D), 02/01/2043	56,351	57,276
4.00%, 06/01/2042	124,686	134,820
4.50%, 02/01/2025 - 06/01/2026	195,478	207,860
5.00%, 04/01/2039 - 11/01/2039	1,655,976	1,848,412
5.50%, 04/01/2037 - 12/01/2041	849,216	973,438
6.00%, 08/01/2036 - 06/01/2041	1,521,070	1,750,514
6.50%, 05/01/2040	117,774	137,432
Government National Mortgage Association, Interest Only STRIPS
0.77% (D), 02/16/2053	666,834	29,126
Uniform Mortgage-Backed Security
2.50%, TBA (H)	6,670,000	6,917,389
3.00%, TBA (H)	42,882,000	44,941,981
3.50%, TBA (H)	36,725,000	38,811,771
4.00%, TBA (H)	11,808,000	12,592,251

Total U.S. Government Agency Obligations (Cost $122,037,314)		124,544,259

U.S. GOVERNMENT OBLIGATIONS - 9.4%
U.S. Treasury - 8.0%
U.S. Treasury Bond
2.25%, 08/15/2046	2,996,000	3,616,500
2.38%, 11/15/2049 (C)	388,000	483,393
2.50%, 02/15/2045 - 05/15/2046	12,009,000	15,076,593
2.75%, 08/15/2047 - 11/15/2047	5,196,000	6,886,717
2.88%, 08/15/2045	5,077,000	6,802,783
3.00%, 05/15/2042 (C)	2,001,000	2,686,108
3.00%, 08/15/2048 - 02/15/2049	4,419,600	6,146,486
3.13%, 02/15/2042 (C)	3,089,000	4,224,690
3.13%, 05/15/2048	63,000	89,256
3.50%, 02/15/2039	1,789,500	2,549,478
3.63%, 02/15/2044	5,091,700	7,541,683
4.50%, 02/15/2036 (C)	2,210,600	3,390,335
4.75%, 02/15/2037 (C)	7,403,000	11,822,244
5.25%, 02/15/2029	2,086,000	2,915,429

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021 (C)	$ 2,832,000	$ 2,868,432
1.50%, 08/15/2026	3,136,000	3,329,183
1.50%, 02/15/2030 (C)	4,346,000	4,679,250
1.63%, 05/15/2026 - 08/15/2029 (C)	5,111,000	5,508,698
2.25%, 11/15/2027	5,395,200	6,066,228
2.38%, 12/31/2020 - 05/15/2029	10,040,000	10,955,434
2.38%, 01/31/2023 (C)	1,374,400	1,455,790
2.50%, 05/15/2024	2,090,000	2,274,018
2.63%, 02/15/2029	1,591,000	1,859,606
2.88%, 09/30/2023 - 05/15/2049	5,917,200	7,173,362
3.13%, 11/15/2028	2,552,600	3,081,567

		123,483,263

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	3,919,005	4,455,199
2.50%, 01/15/2029	4,952,250	6,072,037
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	10,011,136	10,174,457

		20,701,693

Total U.S. Government Obligations (Cost $123,328,872)		144,184,956

COMMERCIAL PAPER - 5.5%
Banks - 1.4%
Banco Santander Chile
1.86% (I), 05/13/2020	6,560,000	6,545,994
Bedford Row Funding Corp.
1.66% (I), 05/12/2020	6,000,000	5,988,862
Concord Minutemen Capital Co.
1.70% (I), 05/05/2020	7,000,000	6,988,960
Manhattan Asset Funding Co. LLC
1.68% (I), 05/06/2020	1,500,000	1,497,594
NATIXIS
1.73% (I), 05/04/2020	1,122,000	1,120,251

		22,141,661

Capital Markets - 0.4%
Intercontinental Exchange, Inc.
1.75% (I), 05/11/2020	6,700,000	6,687,195

Diversified Financial Services - 3.5%
Anglesea Funding PLC
1.73% (I), 05/04/2020	4,200,000	4,193,455
Barton Capital Corp.
1.73% (I), 04/21/2020	3,000,000	2,997,167
Cafco LLC
1.71% (I), 04/21/2020	6,000,000	5,994,400
Cancara Asset Securitisation LLC
1.32% (I), 06/04/2020	1,330,000	1,326,926
Chariot Funding LLC
1.52% (I), 04/06/2020	3,700,000	3,699,229
GlaxoSmithKline Finance PLC
1.14% (I), 05/29/2020	7,000,000	6,987,369
Jupiter Securitization Co. LLC
1.78% (I), 04/13/2020	4,000,000	3,997,667
Kells Funding LLC
1.73% (I), 04/21/2020	6,000,000	5,994,333
Le Fayette Asset Securitization LLC
1.66% (I), 05/19/2020	2,850,000	2,843,806
Liberty Funding LLC
1.85% (I), 04/01/2020	3,000,000	3,000,000

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Ridgefield Funding
1.68% (I), 05/20/2020	$ 6,100,000	$ 6,086,301
Sheffield Receivable
1.66% (I), 05/20/2020	6,000,000	5,986,688

		53,107,341

Equity Real Estate Investment Trusts - 0.2%
Simon Property Group
1.07% (I), 05/29/2020	2,450,000	2,445,855

Total Commercial Paper (Cost $84,382,052)		84,382,052

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bill
0.23% (I), 06/11/2020 (C)	200,000	199,909
1.54% (I), 04/02/2020 (C)	6,961,000	6,960,707
1.55% (I), 05/07/2020 (C)	1,730,000	1,727,357

Total Short-Term U.S. Government Obligations (Cost $8,887,973)		8,887,973

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (I)	18,137,580	18,137,580

Total Other Investment Company (Cost $18,137,580)		18,137,580

Principal	Value
REPURCHASE AGREEMENT - 2.2%

Fixed Income Clearing Corp., 0.00% (I), dated 03/31/2020, to be repurchased at $34,220,077 on 04/01/2020. Collateralized by U.S. Government Obligations, 2.00%, due 02/15/2022, and with a total value of $34,911,111.

$ 34,220,077	$ 34,220,077

Total Repurchase Agreement (Cost $34,220,077)	34,220,077

Total Investments (Cost $1,628,160,591)	1,647,794,952
Net Other Assets (Liabilities) - (7.4)%	(113,454,687)

Net Assets - 100.0%	$ 1,534,340,265

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	202	06/19/2020	$23,459,123	$25,953,970	$2,494,847	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$886,720,143	$—	$—	$886,720,143
Preferred Stocks	399,514	—	—	399,514
Asset-Backed Securities	—	51,535,281	—	51,535,281
Corporate Debt Securities	—	215,234,111	—	215,234,111
Foreign Government Obligations	—	8,287,889	—	8,287,889
Mortgage-Backed Securities	—	66,195,551	—	66,195,551
Municipal Government Obligations	—	5,065,566	—	5,065,566
U.S. Government Agency Obligations	—	124,544,259	—	124,544,259
U.S. Government Obligations	—	144,184,956	—	144,184,956
Commercial Paper	—	84,382,052	—	84,382,052
Short-Term U.S. Government Obligations	—	8,887,973	—	8,887,973
Other Investment Company	18,137,580	—	—	18,137,580
Repurchase Agreement	—	34,220,077	—	34,220,077

Total Investments	$905,257,237	$742,537,715	$—	$1,647,794,952

Other Financial Instruments
Futures Contracts (K)	$2,494,847	$—	$—	$2,494,847

Total Other Financial Instruments	$2,494,847	$—	$—	$2,494,847

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $51,655,284, collateralized by cash collateral of $18,137,580 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $34,585,186. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $166,674,351, representing 10.9% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At March 31, 2020, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	State of California General Obligation Unlimited 7.95%, 03/01/2036	06/09/2016 - 10/27/2017	$1,812,626	$1,531,039	0.1%

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at March 31, 2020.
(J)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.4%
International Alternative Fund - 19.5%
Transamerica Unconstrained Bond (A)	89,477	$ 794,557

International Equity Funds - 7.3%
Transamerica Emerging Markets Equity (A)	12,592	100,612
Transamerica Global Real Estate Securities (A)	17,973	196,088

		296,700

International Fixed Income Funds - 22.4%
Transamerica Emerging Markets Debt (A)	31,849	281,863
Transamerica Inflation Opportunities (A)	62,403	629,027

		910,890

U.S. Alternative Funds - 31.0%
Transamerica Event Driven (A)	64,292	639,058
Transamerica Long/Short Strategy (A)	105,560	623,860

		1,262,918

U.S. Fixed Income Funds - 12.2%
Transamerica Core Bond (A)	32,233	332,005
Transamerica High Yield Bond (A)	21,315	165,194

		497,199

U.S. Mixed Allocation Fund - 2.0%
Transamerica MLP & Energy Income (A)	20,964	83,017

Total Investment Companies (Cost $4,246,565)		3,845,281

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $235,475 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2022, and with a value of $243,445.	$ 235,475	235,475

Total Repurchase Agreement (Cost $235,475)		235,475

Total Investments (Cost $4,482,040)		4,080,756
Net Other Assets (Liabilities) - (0.2)%		(7,964)

Net Assets - 100.0%		$ 4,072,792

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,845,281	$—	$—	$3,845,281
Repurchase Agreement	—	235,475	—	235,475

Total Investments	$3,845,281	$235,475	$—	$4,080,756

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2020	Shares as of March 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$100,781	$231,800	$—	$—	$(576)	$332,005	32,233	$1,800	$—
Transamerica Emerging Markets Debt	335,888	3,425	—	—	(57,450)	281,863	31,849	3,425	—
Transamerica Emerging Markets Equity	178,613	30,000	(75,000)	(8,273)	(24,728)	100,612	12,592	—	—
Transamerica Event Driven	560,398	260,000	(110,000)	759	(72,099)	639,058	64,292	—	—
Transamerica Global Multifactor Macro	654,510	50,000	(713,410)	(81)	8,981	—	—	—	—
Transamerica Global Real Estate Securities	169,751	90,001	—	—	(63,664)	196,088	17,973	—	—
Transamerica High Yield Bond	172,306	24,491	—	—	(31,603)	165,194	21,315	2,489	—
Transamerica Inflation Opportunities	486,330	271,606	(100,000)	(2,256)	(26,653)	629,027	62,403	1,606	—
Transamerica Long/Short Strategy	518,741	222,000	(110,000)	(14,135)	7,254	623,860	105,560	—	—
Transamerica Managed Futures Strategy	518,696	30,000	(551,431)	(44,096)	46,831	—	—	—	—
Transamerica MLP & Energy Income	136,845	1,850	—	—	(55,678)	83,017	20,964	1,850	—
Transamerica Unconstrained Bond	892,311	107,875	(100,000)	(15,412)	(90,217)	794,557	89,477	7,900	—

Total	$4,725,170	$1,323,048	$(1,759,841)	$(83,494)	$(359,602)	$3,845,281	458,658	$19,070	$—

(B)	Rate disclosed reflects the yield at March 31, 2020.
(C)

There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 1.73% (A), 05/25/2034	$ 291,608	$ 280,430
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.85% (A), 05/15/2037 (B)	700,000	644,005
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.89% (A), 04/25/2026 (B)	228,492	226,318
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 2.85% (A), 04/15/2027 (B)	565,510	552,391
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 2.78% (A), 07/17/2028 (B)	900,000	870,628
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.99% (A), 01/16/2026 (B)	372,473	367,838
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.73% (A), 10/15/2027 (B)	1,374,869	1,324,778
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.61% (A), 07/25/2035	417,582	399,230
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.83% (A), 03/25/2035	133,804	132,280
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 2.69% (A), 01/16/2026 (B)	229,619	222,228
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,199,804
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 2.01% (A), 06/25/2035	400,000	367,335
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 2.87% (A), 01/21/2028 (B)	500,000	472,948

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.90% (A), 10/22/2025 (B)	$ 433,954	$ 426,456
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 1.21% (A), 06/25/2037	1,100,000	1,032,741
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	807,198	788,524
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.83% (A), 05/15/2036 (B)	700,000	655,276
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 2.73% (A), 04/15/2028 (B)	1,600,000	1,537,714
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.77% (A), 10/25/2034	377,660	348,620
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 2.63% (A), 10/15/2026 (B)	527,042	509,511
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.65% (A), 12/26/2031 (B)	26,571	25,985
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 2.59% (A), 11/15/2026 (B)	457,641	442,743
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.90% (A), 11/25/2065 (B)	412,269	400,562
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 1.40% (A), 11/25/2037	500,000	434,764
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.15% (A), 02/17/2032 (B)	1,098,641	1,092,209
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.95% (A), 05/25/2058 (B)	427,052	417,582
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	353,518	350,672

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 0.00% (A), 08/28/2029 (B)	$ 1,300,000	$ 1,237,883
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 2.98% (A), 04/15/2028 (B)	700,000	680,486

Total Asset-Backed Securities (Cost $19,020,680)		18,441,941

CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.38% (A) (C), 10/26/2020	800,000	800,000

Total Certificate of Deposit (Cost $800,000)		800,000

CORPORATE DEBT SECURITIES - 25.2%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	259,541
3.95%, 06/15/2023	200,000	172,082

		431,623

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	523,116	493,688
3.25%, 04/15/2030	174,366	158,067
3.50%, 08/15/2033	98,460	81,568
4.00%, 01/15/2027	56,341	56,189
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	300,000	282,466
3.80%, 03/20/2033 (B)	368,443	324,494
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	1,629,629	1,178,836
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	179,186	166,229
United Airlines Pass-Through Trust
2.88%, 04/07/2030	804,849	746,840
3.10%, 04/07/2030	804,849	755,356

		4,243,733

Banks - 4.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	698,718
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,110,240
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	682,162
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,173,589
4.34%, 01/10/2028	600,000	609,921
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	700,000	707,885
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,300,000	1,354,404

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.13%, 03/09/2021	$ 400,000	$ 394,000
Citigroup, Inc.
4.40%, 06/10/2025	1,200,000	1,254,700
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,540,700
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	206,262
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	426,197
4.55%, 08/16/2028	1,400,000	1,457,507
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.46% (A), 03/01/2021	538,000	535,122
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.77% (A), 09/11/2024	600,000	567,016
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	635,008
6.10%, 06/10/2023	200,000	206,959
Fixed until 08/15/2021 (D), 8.63% (A)	1,000,000	975,000
Santander Group Holdings PLC
3.13%, 01/08/2021	200,000	199,533
Fixed until 11/03/2027, 3.82% (A) 11/03/2028	200,000	198,662
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E)	EUR 700,000	706,407
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 400,000	389,991
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	611,260
7.83%, 12/04/2023 (B)	700,000	747,103
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	700,000	685,778
3.00%, 02/19/2025, MTN	500,000	509,720
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	500,000	515,218
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	2,400,000	2,417,554

		26,516,616

Beverages - 0.3%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	105,094
4.70%, 05/15/2028 (B)	300,000	320,516
5.15%, 05/15/2038 (B)	100,000	104,416
Pernod Ricard SA
5.75%, 04/07/2021 (B)	200,000	205,789
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	700,000	705,165

		1,440,980

Biotechnology - 0.2%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	500,000	504,830
Amgen, Inc.
4.40%, 05/01/2045	500,000	586,934

		1,091,764

Building Products - 0.0% (F)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	144,131

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.2%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	$ 600,000	$ 522,000
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (D)	300,000	297,000
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	2,900,000	2,862,849
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.04% (A), 02/04/2021	900,000	865,822
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	300,000	276,540
4.25%, 10/14/2021	100,000	95,593
Lazard Group LLC
3.75%, 02/13/2025	81,000	79,885
4.38%, 03/11/2029	100,000	101,081
Moody’s Corp.
5.25%, 07/15/2044	100,000	120,317
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	147,568
Nomura Holdings, Inc.
2.65%, 01/16/2025	400,000	391,378
S&P Global, Inc.
4.40%, 02/15/2026	80,000	88,759
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	830,981

		6,679,773

Chemicals - 0.3%
Huntsman International LLC
4.50%, 05/01/2029	400,000	341,014
5.13%, 11/15/2022	200,000	205,000
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	600,000	602,693
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	125,943
Syngenta Finance NV
3.13%, 03/28/2022	100,000	87,351
4.44%, 04/24/2023 (B)	200,000	188,408
5.18%, 04/24/2028 (B)	400,000	341,295

		1,891,704

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	431,000
RELX Capital, Inc.
4.00%, 03/18/2029	600,000	619,258

		1,050,258

Consumer Finance - 0.6%
Discover Financial Services
4.50%, 01/30/2026	300,000	305,994
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 2.13% (A), 09/24/2020, MTN	800,000	760,000
3-Month LIBOR + 0.81%, 2.71% (A), 04/05/2021	200,000	185,000
5.75%, 02/01/2021	500,000	485,000
Navient Corp.
5.00%, 10/26/2020	100,000	98,500
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	600,000	571,764

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
5.15%, 03/19/2029	$ 100,000	$ 94,867
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (B)	500,000	483,600

		2,984,725

Containers & Packaging - 0.1%
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	300,000	298,500

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,345,152

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,345,911
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	83,391	84,251
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	300,000	282,000
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	500,000	491,593
Helios Leasing I LLC
1.56%, 09/28/2024	79,666	80,042
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	587,746
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	700,000	680,623
ORIX Corp.
3.25%, 12/04/2024	900,000	941,066
Tagua Leasing LLC
1.58%, 11/16/2024	84,065	84,674

		4,577,906

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.30% (A), 06/30/2020	170,000	168,891
4.30%, 02/15/2030	61,000	65,507
4.35%, 03/01/2029	800,000	863,116
Bell Canada, Inc.
4.30%, 07/29/2049	300,000	346,932
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	187,708
Verizon Communications, Inc.
4.33%, 09/21/2028	1,041,000	1,183,951

		2,816,105

Electric Utilities - 2.1%
AEP Texas, Inc.
3.95%, 06/01/2028	800,000	835,985
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,391,809
Avangrid, Inc.
3.80%, 06/01/2029	700,000	715,760
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B) (H)	500,000	442,500
Edison International
3.55%, 11/15/2024	200,000	198,630
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,000,000	954,410
4.63%, 09/14/2025 (B)	200,000	212,361

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Louisiana LLC
3.30%, 12/01/2022	$ 150,000	$ 148,933
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,305,447
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	621,828
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	600,000	609,769
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (I)	40,000	38,600
4.25%, 08/01/2023 (B) (I)	400,000	402,000
Perusahaan Listrik Negara PT
4.38%, 02/05/2050 (B)	600,000	534,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	205,613
4.00%, 04/01/2047	900,000	937,403
4.05%, 03/15/2042	100,000	104,065
4.65%, 10/01/2043	100,000	109,652
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,320,482
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	400,000	436,426

		11,525,673

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	500,000	462,790
Flex, Ltd.
4.75%, 06/15/2025	100,000	100,484
4.88%, 06/15/2029	300,000	281,309

		844,583

Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029	50,000	44,186
Energy Transfer Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,708,325
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	157,510	132,309

		1,884,820

Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	500,000	484,652

Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	300,000	300,515
4.30%, 01/15/2026	800,000	825,311
4.50%, 07/30/2029	700,000	733,518
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	600,000	561,214
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,387,047
3.50%, 01/31/2023	100,000	100,512
4.00%, 06/01/2025	1,250,000	1,283,831
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 2.81% (A), 02/01/2022	800,000	786,570
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	413,327
5.25%, 01/15/2023	1,600,000	1,668,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.
2.63%, 11/18/2024	$ 300,000	$ 286,128
Essex Portfolio, LP
4.00%, 03/01/2029	700,000	716,527
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	748,637
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	800,000	746,591
Welltower, Inc.
3.95%, 09/01/2023	300,000	297,136
Weyerhaeuser Co.
4.00%, 11/15/2029	1,500,000	1,517,664
WP Carey, Inc.
4.60%, 04/01/2024	800,000	802,002

		13,174,640

Food & Staples Retailing - 0.0% (F)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	82,531	92,565

Food Products - 0.2%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	217,464
Kraft Heinz Foods Co.
3.95%, 07/15/2025	200,000	199,037
4.38%, 06/01/2046	500,000	450,409
4.88%, 02/15/2025 (B)	327,000	327,735

		1,194,645

Gas Utilities - 0.3%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	500,000	483,483
Southern California Gas Co.
4.13%, 06/01/2048	900,000	956,610

		1,440,093

Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,474,464
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,640,000
3.15%, 04/01/2022	80,000	80,009
3.55%, 04/01/2025	80,000	80,732

		3,275,205

Health Care Providers & Services - 0.8%
Adventist Health System
2.43%, 09/01/2024	600,000	571,711
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	761,360
Centene Corp.
4.75%, 01/15/2025 (B)	200,000	200,498
CHRISTUS Health
4.34%, 07/01/2028	600,000	683,063
CVS Health Corp.
5.05%, 03/25/2048	700,000	799,770
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	364,739
HCA, Inc.
4.13%, 06/15/2029	200,000	200,345
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	721,187

		4,302,673

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.4%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	$ 400,000	$ 336,320
5.38%, 04/15/2026	100,000	88,640
Las Vegas Sands Corp.
2.90%, 06/25/2025	300,000	271,971
McDonald’s Corp.
3.80%, 04/01/2028, MTN	700,000	741,160
Sands China, Ltd.

4.60%, 08/08/2023	300,000	306,747

Wynn Macau, Ltd.
5.13%, 12/15/2029 (B) (H)	200,000	168,000

		1,912,838

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	400,000	426,043

Insurance - 1.0%
First American Financial Corp.
4.30%, 02/01/2023 (H)	100,000	100,636
4.60%, 11/15/2024	50,000	55,872
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	300,000	314,346
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	249,837
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	200,000	208,986
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,500,000	1,280,340
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	1,300,000	1,299,398
3.00%, 04/18/2026 (B)	500,000	494,471
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	195,069
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	700,000	650,670
RenaissanceRe Holdings, Ltd.

3.60%, 04/15/2029	400,000	392,572

Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	110,591

		5,352,788

Interactive Media & Services - 0.3%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 2.76% (A), 04/11/2024 (B)	600,000	586,644
3.98%, 04/11/2029 (B)	800,000	892,601

		1,479,245

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	900,000	894,139

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	435,732

Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	1,194,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	$ 800,000	$ 818,103
4.80%, 03/01/2050	300,000	312,172
Comcast Corp.
4.40%, 08/15/2035	50,000	59,981
4.75%, 03/01/2044	1,600,000	2,031,908
Discovery Communications LLC

5.00%, 09/20/2037	500,000	485,644

SES SA
3.60%, 04/04/2023 (B)	200,000	196,125

		5,097,933

Metals & Mining - 0.0% (F)
Newmont Corp.
2.80%, 10/01/2029	100,000	92,967

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (H)	400,000	320,000

Oil, Gas & Consumable Fuels - 1.7%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	520,194
Diamondback Energy, Inc.
2.88%, 12/01/2024	500,000	349,248
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	400,000	397,324
Energy Transfer Operating, LP
4.05%, 03/15/2025	400,000	347,161
4.75%, 01/15/2026	100,000	91,157
7.50%, 07/01/2038	150,000	158,448
Eni SpA
4.75%, 09/12/2028 (B)	400,000	389,328
EQT Corp.
6.13%, 02/01/2025 (H)	800,000	616,080
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	570,000	507,323
ONEOK, Inc.
4.35%, 03/15/2029	1,200,000	977,457
Pertamina Persero PT
4.18%, 01/21/2050 (B) (H)	600,000	512,287
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	418,842
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,574,127
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	900,000	980,267
Valero Energy Corp.
4.00%, 04/01/2029	800,000	757,973
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	37,398
3.70%, 03/15/2028 (B)	700,000	672,176

		9,306,790

Pharmaceuticals - 0.7%
Baxalta, Inc.
3.60%, 06/23/2022	15,000	15,185
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,654,488
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	900,000	955,434

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	$ 500,000	$ 505,791
Zoetis, Inc.
3.90%, 08/20/2028	800,000	831,381

		3,962,279

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	523,280

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B) (H)	100,000	77,507
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	700,000	512,750
Kansas City Southern
4.95%, 08/15/2045	500,000	519,438
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (B)	100,000	86,745
5.50%, 02/15/2024 (B)	300,000	258,150
Union Pacific Corp.
4.10%, 09/15/2067	300,000	302,771

		1,757,361

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	900,000	890,199
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	400,000	408,948

		1,299,147

Software - 0.4%
Microsoft Corp.
4.10%, 02/06/2037	800,000	964,336
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,291,914

		2,256,250

Specialty Retail - 0.0% (F)
QVC, Inc.
4.45%, 02/15/2025	100,000	82,269
4.85%, 04/01/2024	100,000	86,500

		168,769

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.90%, 09/12/2027	400,000	426,831
3.35%, 02/09/2027	400,000	435,982
4.65%, 02/23/2046	400,000	530,518
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B) (H)	100,000	102,012
8.10%, 07/15/2036 (B)	1,100,000	1,263,915

		2,759,258

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	500,000	460,905
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	199,966

		660,871

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	$ 400,000	$ 427,813

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	350,000	346,694

Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (B)	600,000	612,000
5.15%, 09/20/2029 (B)	600,000	639,000
Vodafone Group PLC
3.75%, 01/16/2024	500,000	520,530

		1,771,530

Total Corporate Debt Securities (Cost $138,835,952)		136,984,246

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,838,806

Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	1,300,000	1,346,927

Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	4,018,760
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,636,426

		6,655,186

Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (E)	800,000	830,182

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (E)	PEN 1,900,000	594,551
5.94%, 02/12/2029 (B)	1,900,000	594,551
8.20%, 08/12/2026 (B)	1,200,000	434,710

		1,623,812

Qatar - 0.9%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 4,100,000	4,077,680
4.50%, 01/20/2022 (E)	700,000	720,020

		4,797,700

Republic of South Africa - 0.0% (F)
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	245,568

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	700,000	712,278

Total Foreign Government Obligations (Cost $17,712,025)		18,050,459

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	$ 1,153,295	$ 1,136,208

Total Loan Assignment (Cost $1,137,220)		1,136,208

MORTGAGE-BACKED SECURITIES - 3.3%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.49% (A), 04/24/2049 (E)	GBP 328,136	406,715
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.75% (A), 04/15/2036 (B)	$ 700,000	583,916
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.39% (A), 07/25/2035	8,004	7,945
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 1.23% (A), 05/25/2037	546,633	479,906
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 1.55% (A), 05/25/2035	45,907	34,812
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1,
3.26% (A), 04/25/2066 (B)	281,818	277,829
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	758,514
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.55%, 08/26/2058 (B)	373,959	388,514
CSMC Trust
Series 2019-RPL9, Class A1,
3.32% (A), 10/27/2059 (B)	295,510	287,271
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,579,569
Dukinfield PLC
Series 1, Class A,
3-Month GBP LIBOR + 1.00%, 1.76% (A), 08/15/2045 (E)	GBP 158,709	194,654
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.69% (A), 12/10/2044 (E)	165,872	200,062
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.29% (A), 07/19/2035	$ 89,281	75,365
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	869,870

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	$ 1,026,025	$ 1,120,303
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.63% (A), 04/25/2028	315,722	287,846
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	558,573	552,079
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,642,617
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.98% (A), 12/15/2048	1,742,720	36,653
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.47% (A), 05/25/2035	69,274	65,565
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	953,203
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	851,961	848,510
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	491,372	492,637
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.71% (A), 06/10/2043 (E)	GBP 215,843	262,862
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 1.19% (A), 03/25/2035	$ 369,335	295,951
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.72% (A), 10/20/2051 (B)	GBP 1,675,327	2,016,827
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 374,631	366,514
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.73% (A), 06/10/2059 (E)	GBP 619,502	687,877
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.28% (A), 06/10/2059 (E)	125,684	128,190
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.88% (A), 06/10/2059 (E)	150,686	163,781
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.08% (A), 06/10/2059 (E)	118,251	122,900

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.48% (A), 08/25/2046	$ 675,136	$ 538,250
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,456,163

Total Mortgage-Backed Securities (Cost $19,145,744)		18,183,670

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	294,818
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	306,974
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	463,707

		1,065,499

Florida - 0.0% (F)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	215,608

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	466,969

Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	360,000	355,892

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	370,000	377,837

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	700,000	773,290

Utah - 0.0% (F)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.70% (A), 12/26/2031	39,657	39,488

West Virginia - 0.0% (F)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	220,000	212,918

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	$ 240,000	$ 240,552

Total Municipal Government Obligations (Cost $3,495,763)		3,748,053

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.5%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	1,574,540	1,697,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.19% (A), 02/25/2023	345,987	344,476
3.09% (A), 04/25/2028	1,700,000	1,892,995
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.10% (A), 02/15/2041 - 09/15/2045	891,395	889,484
1-Month LIBOR + 0.35%, 2.01% (A), 01/15/2038	1,026,208	1,018,970
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.44% (A), 01/15/2038	1,026,208	64,778
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 5.19% (A), 09/15/2043	1,361,147	257,250
Federal National Mortgage Association
3.00%, TBA (M)	21,200,000	22,166,422
3.50%, 06/01/2045	286,133	304,761
3.70%, 09/01/2034	906,992	1,070,892
3.79%, 01/01/2029	800,000	929,223
4.50%, 04/01/2028 - 10/01/2041	447,912	489,808
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.50% (A), 02/25/2041	286,089	286,303
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	630,337	42,980
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.46% (A), 05/20/2066 - 06/20/2066	3,692,776	3,652,428
3.50%, TBA (M)	3,800,000	4,002,644
Uniform Mortgage-Backed Security
2.50%, TBA (M)	800,000	825,364
3.50%, TBA (M)	25,200,000	26,631,902
4.00%, TBA (M)	11,400,000	12,153,591

Total U.S. Government Agency Obligations (Cost $77,042,088)		78,722,209

U.S. GOVERNMENT OBLIGATIONS - 36.7%
U.S. Treasury - 33.8%
U.S. Treasury Bond
2.25%, 08/15/2049 (N)	1,120,000	1,364,431
2.88%, 05/15/2043 - 11/15/2046 (N)	7,608,000	10,094,008
3.00%, 05/15/2042 - 11/15/2045	3,870,000	5,197,037
3.00%, 11/15/2044 - 08/15/2048 (N)	7,060,000	9,683,659
3.13%, 11/15/2041 - 05/15/2048 (N)	24,670,000	34,038,801
3.38%, 05/15/2044 (N)	8,580,000	12,273,422
3.63%, 02/15/2044	650,000	962,762
3.75%, 11/15/2043 (N)	6,150,000	9,258,633

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury (continued)
4.25%, 05/15/2039 - 11/15/2040 (N)	$ 9,470,000	$ 14,805,000
4.38%, 05/15/2040 - 05/15/2041(N)	4,720,000	7,569,547
4.50%, 08/15/2039 (N)	15,300,000	24,520,043
U.S. Treasury Note
1.38%, 05/31/2021 (H) (N) (O)	740,000	751,042
1.50%, 11/30/2024 (H)	50,000	52,650
1.63%, 02/15/2026 (N)	100,000	106,496
1.63%, 08/15/2029 (H)	400,000	434,141
1.75%, 01/31/2023	400,000	416,594
1.88%, 03/31/2022 - 04/30/2022 (N)	38,800,000	40,102,652
1.88%, 07/31/2022 (N) (O)	1,100,000	1,142,066
2.00%, 06/30/2024	1,000,000	1,069,180
2.00%, 08/15/2025 (H)	2,300,000	2,490,379
2.13%, 03/31/2024 (P)	800,000	856,719
2.38%, 05/15/2029 (N)	400,000	460,141
2.75%, 04/30/2023 (N) (O)	1,800,000	1,935,914
2.75%, 05/31/2023 (N)	2,700,000	2,908,723
3.00%, 09/30/2025 - 10/31/2025	1,220,000	1,389,791

		183,883,831

U.S. Treasury Inflation-Protected Securities - 2.9%
U.S. Treasury Inflation-Indexed Bond
0.25%, 07/15/2029	70,587	73,290
0.88%, 01/15/2029	1,001,099	1,087,428
1.00%, 02/15/2046 - 02/15/2048 (N)	3,214,680	3,926,492
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	742,434	732,244
0.38%, 01/15/2027	32,034	32,780
0.50%, 01/15/2028 (N)	6,566,996	6,839,366
0.75%, 07/15/2028 (N)	2,599,777	2,780,162

		15,471,762

Total U.S. Government Obligations (Cost $174,891,823)		199,355,593

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Bill
0.00% (C), 04/21/2020 (H)	668,000	668,000
0.01% (C), 06/18/2020 (H)	1,552,000	1,551,980
0.17% (C), 04/14/2020 (H)	1,661,000	1,660,898
0.19% (C), 06/11/2020 (Q)	331,000	330,879
0.22% (C), 06/11/2020	760,000	759,682
0.28% (C), 06/11/2020	5,336,000	5,333,095
1.17% (C), 05/28/2020 (Q)	1,656,000	1,652,985
1.28% (C), 05/28/2020	1,135,000	1,132,746
1.42% (C), 05/28/2020	302,000	301,334
1.52% (C), 05/21/2020	193,000	192,600

Total Short-Term U.S. Government Obligations (Cost $13,584,199)		13,584,199

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	1,474,493	1,474,493

Total Other Investment Company (Cost $1,474,493)		1,474,493

	Principal	Value
REPURCHASE AGREEMENTS - 74.0%

Bank of New York Mellon Corp., 0.50% (C), dated 03/30/2020, to be repurchased at $150,000,417 on 04/01/2020. Collatarized by U.S. Government Obligations, 2.25% - 3.13%, due 11/15/2025 - 08/15/2044, and Cash with a total value of $152,113,284.

	$ 150,000,000	$ 150,000,000
Bank of New York Mellon Corp., 0.00% (C), dated 04/01/2020, to be repurchased at $ 150,000,000 on 04/06/2020. Collatarized by U.S. Government Obligations, 2.75% - 3.38%, due 08/15/2042 - 11/15/2048, and Cash with a total value of $150,605,831.	150,000,000	150,000,000
BofA Securities, Inc., 0.02% (C), dated 03/31/2020, to be repurchased at $50,000,028 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2049, and with a value of $50,749,736.	50,000,000	50,000,000
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $1,915,909 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $1,956,051. 1,915,909 1,915,909	1,915,909	1,915,909
RBC Capital Markets LLC, 0.01% (C), dated 03/31/2020, to be repurchased at $50,300,014 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $51,483,801.	50,300,000	50,300,000

Total Repurchase Agreements (Cost $402,215,909)		402,215,909

Total Investments Excluding Options Purchased (Cost $869,355,896)		892,696,980
Total Options Purchased - 1.0% (Cost $7,178,852)		5,336,300

Total Investments (Cost $876,534,748)		898,033,280
Net Other Assets (Liabilities) - (65.3)%		(354,652,632)

Net Assets - 100.0%		$ 543,380,648

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (31.3)% (R)

Bank of Nova Scotia, 1.69% (C), dated 01/10/2020, to be repurchased at $(3,587,845) on 04/07/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 08/15/2044, and with a total value of $(3,938,919).

	$ (3,572,750)	$ (3,572,750)
Bank of Nova Scotia, 1.69% (C), dated 04/07/2020, to be repurchased at $(1,498,391) on 04/09/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 08/15/2044, and with a total value of $(1,375,146).(M)	(1,498,250)	(1,512,003)
Bank of Nova Scotia, 1.69% (C), dated 01/13/2020, to be repurchased at $(65,428,016) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 4.25%, due 03/31/2022 - 08/15/2044, and with a total value of $(65,143,451).	(65,149,700)	(65,391,315)
Canadian Imperial Bank of Commerce, 1.74% (C), dated 03/26/2020, to be repurchased at $(3,104,123) on 04/02/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2049, and Cash with a total value of $(3,096,026).	(3,101,425)	(3,102,325)
Canadian Imperial Bank of Commerce, 1.74% (C), dated 04/02/2020, to be repurchased at $(1,326,505) on 04/13/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2049, and Cash with a total value of $(1,283,379).	(1,325,800)	(1,326,699)
Canadian Imperial Bank of Commerce, 1.77% (C), dated 03/26/2020, to be repurchased at $(5,090,076) on 04/03/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2041, and Cash with a total value of $(5,054,187).	(5,088,075)	(5,089,576)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (R)

RBS Securities, Inc., 1.72% (C), dated 02/12/2020, to be repurchased at $(4,689,051) on 04/13/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 02/15/2042, and Cash with a total value of $(4,865,703).

	$ (4,675,425)	$ (4,686,371)
RBS Securities, Inc., 1.73% (C), dated 04/09/2020, to be repurchased at $(17,835,017) on 04/09/2020. Collateralized by U.S. Government Obligations, 3.38% - 3.75%, due 11/15/2043 - 05/15/2044, and Cash with a total value of $(16,386,694).	(17,787,150)	(17,828,179)
RBS Securities, Inc., 1.73% (C), dated 02/13/2020, to be repurchased at $(51,979,092) on 04/13/2020. Collateralized by U.S. Government Obligations, 3.38% - 4.50%, due 05/15/2039 - 05/15/2044, and Cash with total value of $(53,819,245).	(51,829,650)	(51,922,683)
RBS Securities, Inc., 1.73% (C), dated 04/09/2020, to be repurchased at $(14,777,490) on 04/13/2020. Collateralized by U.S. Government Obligations, 3.38% - 3.75%, due 11/15/2043 - 05/15/2044, and Cash with a total value of $(13,577,458).(M)	(14,774,650)	(14,801,170)
RBS Securities, Inc., 1.74% (C), dated 02/24/2020, to be repurchased at $(1,109,247) on 04/06/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2042, and Cash with a total value of $(1,119,731).	(1,107,000)	(1,108,980)

Total Reverse Repurchase Agreements	$ (169,909,875)	$ (170,342,051)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	12/18/2020	USD	94,337,535	365	$7,178,852	$5,336,300

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	135.50	04/24/2020	USD	5,824,980	42	$(20,291)	$(141,094)
Put - 10-Year U.S. Treasury Note Futures	USD	131.50	04/24/2020	USD	5,824,980	42	(13,729)	(2,625)

Total							$(34,020)	$(143,719)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(34,020)	$(143,719)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	300,000	$(29,324)	$(10,516)	$(18,808)
MSCI Emerging Markets Index - Series 32	1.00	Quarterly	12/20/2024	USD	900,000	(105,284)	(39,683)	(65,601)
MSCI Emerging Markets Index - Series 33	1.00	Quarterly	06/20/2025	USD	100,000	(11,167)	(11,200)	33
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	23,000,000	(16,591)	(171,567)	154,976

Total						$(162,366)	$(232,966)	$70,600

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$4,293	$5	$4,288
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	17,947	1,952	15,995
3-Month USD-LIBOR	Pay	0.96	Semi-Annually/Quarterly	03/31/2030	USD	3,000,000	(66,100)	(8,395)	(57,705)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2025	USD	6,300,000	(236,957)	(24,783)	(212,174)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2030	USD	8,200,000	(423,896)	449,606	(873,502)
3-Month USD-LIBOR	Pay	1.62	Semi-Annually/Quarterly	02/25/2030	USD	2,000,000	(172,007)	—	(172,007)
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/18/2029	USD	900,000	(182,024)	(78,714)	(103,310)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	27,600,000	(1,455,214)	—	(1,455,214)
6-Month EUR-EURIBOR	Receive	0.15	Semi-Annually/Annually	06/17/2030	EUR	4,900,000	86,845	3,827	83,018

Total							$(2,427,113)	$343,498	$(2,770,611)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)	Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD 3,200,000	$(8,737)	$(133,431)	$124,694
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD 1,700,000	(10,973)	(97,990)	87,017

Total						$(19,710)	$(231,421)	$211,711

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Quarterly	05/13/2020	USD	1,262,635	221	$(170,018)	$—	$(170,018)
iShares MSCI EAFE ETF	CITI	Receive	Quarterly	05/20/2020	USD	53,632,910	9,384	(8,571,953)	—	(8,571,953)
iShares MSCI EAFE ETF	GSI	Receive	Quarterly	06/17/2020	USD	1,527,164	339	150,228	—	150,228

Total								$(8,591,743)	$—	$(8,591,743)

Value
OTC Swap Agreements, at value (Assets)	$150,228
OTC Swap Agreements, at value (Liabilities)	$(8,761,681)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	344	06/19/2020	$46,185,957	$47,708,500	$1,522,543	$—
E-Mini Russell 2000® Index	471	06/19/2020	28,365,980	27,025,980	—	(1,340,000)
Euro-BTP Italy Government Bond	66	06/08/2020	10,760,717	10,293,426	—	(467,291)

Total					$1,522,543	$(1,807,291)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(28)	06/30/2020	$(3,381,182)	$(3,510,062)	$—	$(128,880)
10-Year U.S. Treasury Ultra Note	(89)	06/19/2020	(12,993,184)	(13,886,781)	—	(893,597)
30-Year U.S. Treasury Bond	(112)	06/19/2020	(19,157,810)	(20,055,000)	—	(897,190)
Euro OAT	(33)	06/08/2020	(6,199,429)	(6,085,722)	113,707	—
German Euro Bund	(54)	06/08/2020	(10,411,622)	(10,274,104)	137,518	—
S&P 500® E-Mini Index	(35)	06/19/2020	(4,318,148)	(4,496,975)	—	(178,827)
U.K. Gilt	(105)	06/26/2020	(17,538,846)	(17,761,971)	—	(223,125)
U.S. Treasury Ultra Bond	(123)	06/19/2020	(24,983,522)	(27,290,625)	—	(2,307,103)

Total					$251,225	$(4,628,722)

Total Futures Contracts					$1,773,768	$(6,436,013)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2020	USD	1,834,325	EUR	1,647,000	$17,747	$—
BNP	04/02/2020	USD	641,702	GBP	497,000	24,363	—
BNP	04/02/2020	EUR	902,000	USD	991,997	2,875	—
BNP	04/02/2020	GBP	502,000	USD	585,172	38,378	—
BNP	05/04/2020	USD	236,471	EUR	215,000	—	(980)
BNP	05/29/2020	USD	229,100	COP	956,928,000	—	(5,459)
BNP	06/17/2020	USD	328,000	IDR	4,869,160,000	31,577	—
BNP	06/17/2020	USD	306,000	INR	23,127,480	2,939	—
BNP	06/17/2020	INR	22,584,360	USD	312,090	—	(16,146)
BOA	04/02/2020	USD	2,515,618	GBP	1,951,000	92,219	—
CITI	04/02/2020	USD	557,376	EUR	494,000	12,512	—
CITI	04/02/2020	USD	2,262,989	GBP	1,769,000	65,658	—
CITI	04/02/2020	GBP	287,000	USD	352,797	3,694	—
CITI	04/02/2020	EUR	208,000	USD	224,890	4,527	—
CITI	04/13/2020	USD	572,296	MXN	13,012,000	25,079	—
CITI	04/13/2020	MXN	23,476,000	USD	1,226,471	—	(239,193)
CITI	04/24/2020	COP	933,568,500	USD	273,253	—	(43,823)
CITI	05/15/2020	USD	1,884,421	JPY	197,900,000	39,978	—
CITI	05/15/2020	JPY	198,200,000	USD	1,810,160	37,080	—
CITI	06/09/2020	USD	25,890	RUB	2,065,529	—	(126)
CITI	07/13/2020	USD	1,694,456	PEN	5,892,641	—	(15,435)
GSB	04/15/2020	USD	1,215,718	RUB	90,328,281	68,590	—
GSB	04/15/2020	RUB	90,328,281	USD	1,411,851	—	(264,723)
GSB	07/01/2020	USD	131,374	DKK	895,000	—	(1,287)
HSBC	04/01/2020	USD	134,894	DKK	895,000	2,670	—
HSBC	04/02/2020	USD	208,574	GBP	177,000	—	(11,284)
SCB	04/02/2020	GBP	3,411,000	USD	4,172,335	64,576	—
SCB	05/04/2020	USD	4,175,576	GBP	3,411,000	—	(64,450)
SCB	06/17/2020	IDR	4,725,480,000	USD	340,821	—	(53,145)

Total						$534,462	$(716,051)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,441,941	$—	$18,441,941
Certificate of Deposit	—	800,000	—	800,000
Corporate Debt Securities	—	136,984,246	—	136,984,246
Foreign Government Obligations	—	18,050,459	—	18,050,459
Loan Assignment	—	—	1,136,208	1,136,208
Mortgage-Backed Securities	—	18,183,670	—	18,183,670
Municipal Government Obligations	—	3,748,053	—	3,748,053
U.S. Government Agency Obligations	—	78,722,209	—	78,722,209
U.S. Government Obligations	—	199,355,593	—	199,355,593
Short-Term U.S. Government Obligations	—	13,584,199	—	13,584,199
Other Investment Company	1,474,493	—	—	1,474,493
Repurchase Agreements	—	402,215,909	—	402,215,909
Exchange-Traded Options Purchased	5,336,300	—	—	5,336,300

Total Investments	$6,810,793	$890,086,279	$1,136,208	$898,033,280

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$109,085	$—	$109,085
Over-the-Counter Total Return Swap Agreements	—	150,228	—	150,228
Futures Contracts (Y)	1,773,768	—	—	1,773,768
Forward Foreign Currency Contracts (Y)	—	534,462	—	534,462

Total Other Financial Instruments	$1,773,768	$793,775	$—	$2,567,543

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(170,342,051)	$—	$(170,342,051)
Exchange-Traded Options Written	(143,719)	—	—	(143,719)
Centrally Cleared Credit Default Swap Agreements	—	(162,366)	—	(162,366)
Centrally Cleared Interest Rate Swap Agreements	—	(2,536,198)	—	(2,536,198)
Over-the-Counter Credit Default Swap Agreements	—	(19,710)	—	(19,710)
Over-the-Counter Total Return Swap Agreements	—	(8,741,971)	—	(8,741,971)
Futures Contracts (Y)	(6,436,013)	—	—	(6,436,013)
Forward Foreign Currency Contracts (Y)	—	(716,051)	—	(716,051)

Total Other Financial Instruments	$(6,579,732)	$(182,518,347)	$—	$(189,098,079)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $81,948,657, representing 15.1% of the Portfolio’s net assets.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $9,625,514, representing 1.7% of the Portfolio’s net assets.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2020; the maturity date disclosed is the ultimate maturity date.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,772,867, collateralized by cash collateral of $1,474,493 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,517,823. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2020, the total value of such securities is $440,600, representing 0.1% of the Portfolio’s net assets.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $2,256,511, representing 0.4% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Fixed rate loan commitment at March 31, 2020.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2020 was $1,043,799 at a weighted average interest rate of 0.93%.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $502,982.

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $856,719.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and forward foreign currency contracts. The total value of such securities is $7,386,788.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2020 was $148,280,832 at a weighted average interest rate of 1.72%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.3%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.85% (A), 05/15/2037 (B)	$ 500,000	$ 460,004
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.89% (A), 04/25/2026 (B)	130,567	129,325
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 2.85% (A), 04/15/2027 (B)	323,149	315,652
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 2.15% (A), 01/25/2045	260,413	253,129
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 2.78% (A), 07/17/2028 (B)	600,000	580,419
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.99% (A), 01/16/2026 (B)	248,315	245,226
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.73% (A), 10/15/2027 (B)	883,844	851,643
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.61% (A), 07/25/2035	278,388	266,153
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.83% (A), 03/25/2035	100,353	99,210
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 2.69% (A), 01/16/2026 (B)	172,214	166,671
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,199,893
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 2.01% (A), 06/25/2035	300,000	275,501
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 2.87% (A), 01/21/2028 (B)	300,000	283,769

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.90% (A), 10/22/2025 (B)	$ 267,049	$ 262,434
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 1.21% (A), 06/25/2037	700,000	657,199
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	538,132	525,682
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.83% (A), 05/15/2036 (B)	500,000	468,054
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 2.73% (A), 04/15/2028 (B)	1,000,000	961,071
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.77% (A), 10/25/2034	269,757	249,015
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 2.63% (A), 10/15/2026 (B)	329,401	318,445
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.65% (A), 12/26/2031 (B)	17,714	17,323
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 2.59% (A), 11/15/2026 (B)	326,887	316,245
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.90% (A), 11/25/2065 (B)	257,668	250,351
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 1.40% (A), 11/25/2037	300,000	260,858
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.15% (A), 02/17/2032 (B)	578,232	574,847
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.95% (A), 05/25/2058 (B)	284,701	278,388
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	265,138	263,004

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 0.00% (A), 08/28/2029 (B)	$ 800,000	$ 761,774
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 2.98% (A), 04/15/2028 (B)	500,000	486,061

Total Asset-Backed Securities (Cost $12,139,500)		11,777,346

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.38% (A), 10/26/2020	400,000	400,000
Total Certificate of Deposit (Cost $400,000)		400,000

CORPORATE DEBT SECURITIES - 31.8%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	173,027
3.95%, 06/15/2023	100,000	86,041
		259,068
Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	348,744	329,125
3.25%, 04/15/2030	87,183	79,033
3.50%, 08/15/2033	98,460	81,568
4.00%, 01/15/2027	56,341	56,189
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	200,000	188,311
3.80%, 03/20/2033 (B)	184,222	162,247
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	943,470	682,484
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	68,160	67,809
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	76,516	74,434
United Airlines Pass-Through Trust
2.88%, 04/07/2030	447,138	414,911
3.10%, 04/07/2030	447,138	419,642
		2,555,753
Banks - 5.5%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	399,268
Banco de Credito del Peru
4.65%, 09/17/2024 (B)	PEN 1,300,000	379,729
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	$ 2,260,000	2,331,276
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	389,807
Barclays PLC
3.25%, 02/12/2027, MTN (C)	GBP 400,000	470,109
3.65%, 03/16/2025	$ 500,000	488,995
4.34%, 01/10/2028	400,000	406,614
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	400,000	404,506

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	$ 900,000	$ 937,664
CIT Group, Inc.
4.13%, 03/09/2021	200,000	197,000
Citigroup, Inc.
4.40%, 06/10/2025	300,000	313,675
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,422,792
JPMorgan Chase & Co.
3.25%, 09/23/2022	200,000	206,262
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	213,099
4.55%, 08/16/2028	1,000,000	1,041,077
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.46% (A), 03/01/2021	292,000	290,438
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.77% (A), 09/11/2024	400,000	378,011
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	394,295
Royal Bank of Scotland Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	423,339
Fixed until 08/15/2021 (D), 8.63% (A)	600,000	585,000
Santander Group Holdings PLC
3.13%, 01/08/2021	100,000	99,766
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (C) (D)	EUR 400,000	403,661
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 200,000	194,995
UniCredit SpA
6.57%, 01/14/2022 (B)	400,000	407,507
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	800,000	783,747
3.00%, 02/19/2025, MTN	200,000	203,888
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	300,000	309,130
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	700,000	705,120
		14,780,770
Beverages - 0.3%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	105,094
4.70%, 05/15/2028 (B)	150,000	160,258
5.15%, 05/15/2038 (B)	100,000	104,416
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	400,000	402,952
		772,720
Biotechnology - 0.2%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	300,000	302,898
Amgen, Inc.
4.40%, 05/01/2045	300,000	352,160
		655,058
Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	422,097

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.1%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	$ 400,000	$ 348,000
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (D)	200,000	198,000
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	900,000	888,470
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.04% (A), 02/04/2021	600,000	577,215
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	184,360
Lazard Group LLC
3.75%, 02/13/2025	30,000	29,587
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	63,244
Nomura Holdings, Inc.
2.65%, 01/16/2025	300,000	293,533
S&P Global, Inc.
4.40%, 02/15/2026	40,000	44,380
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	415,490
		3,042,279
Chemicals - 0.5%
Huntsman International LLC
4.50%, 05/01/2029	370,000	315,438
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	400,000	401,795
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	83,962
Syngenta Finance NV
3.13%, 03/28/2022	100,000	87,351
5.18%, 04/24/2028 (B)	400,000	341,295
		1,229,841
Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	172,400
RELX Capital, Inc.
4.00%, 03/18/2029	300,000	309,629
		482,029
Consumer Finance - 0.5%
Discover Financial Services
4.50%, 01/30/2026	200,000	203,996
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 2.13% (A), 09/24/2020, MTN	300,000	285,000
5.75%, 02/01/2021	400,000	388,000
Navient Corp.
5.00%, 10/26/2020	100,000	98,500
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	400,000	381,176
Synchrony Financial
5.15%, 03/19/2029	100,000	94,867
		1,451,539
Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,900,000	1,986,184

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	$ 1,200,000	$ 1,010,161
Aircastle, Ltd.
5.50%, 02/15/2022	100,000	91,057
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	82,196	83,396
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	200,000	188,000
Helios Leasing I LLC
1.56%, 09/28/2024	79,666	80,042
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	391,831
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	500,000	486,159
ORIX Corp.
3.25%, 12/04/2024	600,000	627,377
Tagua Leasing LLC
1.58%, 11/16/2024	84,065	84,674
		3,042,697
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.30% (A), 06/30/2020	40,000	39,739
4.13%, 02/17/2026	150,000	158,920
4.30%, 02/15/2030	227,000	243,771
4.35%, 03/01/2029	500,000	539,447
Bell Canada, Inc.
4.30%, 07/29/2049	200,000	231,288
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	187,708
Verizon Communications, Inc.
4.33%, 09/21/2028	617,000	701,727
		2,102,600
Electric Utilities - 3.1%
AEP Texas, Inc.
3.95%, 06/01/2028	500,000	522,491
Alabama Power Co.
3.45%, 10/01/2049	300,000	304,822
Appalachian Power Co.
3.40%, 06/01/2025	650,000	632,641
Avangrid, Inc.
3.80%, 06/01/2029	500,000	511,257
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	300,000	265,500
Edison International
3.55%, 11/15/2024	100,000	99,315
Enel Finance International NV
2.65%, 09/10/2024 (B)	800,000	763,527
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	99,289
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,104,609
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	310,914
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	400,000	406,512
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	198,279
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (F)	20,000	19,300
4.25%, 08/01/2023 (B) (F)	300,000	301,500

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	$ 600,000	$ 632,978
Perusahaan Listrik Negara PT
4.88%, 07/17/2049 (B)	300,000	286,500
Southern California Edison Co.
3.90%, 03/15/2043	100,000	102,806
4.00%, 04/01/2047	600,000	624,936
4.05%, 03/15/2042	100,000	104,065
4.65%, 10/01/2043	100,000	109,652
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	792,289
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	250,000	272,766
		8,465,948
Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	300,000	277,674
Flex, Ltd.
4.75%, 06/15/2025	200,000	200,968
4.88%, 06/15/2029	170,000	159,408
		638,050
Energy Equipment & Services - 0.3%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	850,000	798,466
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (C)	94,506	79,385
		877,851
Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	300,000	290,791
Equity Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	100,172
4.30%, 01/15/2026	1,090,000	1,124,486
4.50%, 07/30/2029	200,000	209,577
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	300,000	280,607
American Tower Corp.
3.38%, 10/15/2026	600,000	594,449
4.00%, 06/01/2025	300,000	308,119
4.40%, 02/15/2026	670,000	702,316
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 2.81% (A), 02/01/2022	600,000	589,927
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	211,963
5.25%, 01/15/2023	900,000	938,312
Equinix, Inc.
2.63%, 11/18/2024	200,000	190,752
Essex Portfolio, LP
4.00%, 03/01/2029	500,000	511,805
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	657,750
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	603,720
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	534,741
Sabra Health Care, LP
4.80%, 06/01/2024	400,000	405,942

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	$ 500,000	$ 466,620
WP Carey, Inc.
4.60%, 04/01/2024	400,000	401,001
		8,832,259
Food Products - 0.3%
Kraft Heinz Foods Co.
3.95%, 07/15/2025	200,000	199,037
4.38%, 06/01/2046	300,000	270,245
4.88%, 02/15/2025 (B)	212,000	212,477
		681,759
Gas Utilities - 0.7%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	400,000	386,787
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	1,011,922
Southern California Gas Co.
4.13%, 06/01/2048	500,000	531,450
		1,930,159
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	670,211
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,620,000
3.15%, 04/01/2022	30,000	30,003
3.55%, 04/01/2025	30,000	30,275
		2,350,489
Health Care Providers & Services - 1.1%
Adventist Health System
2.43%, 09/01/2024	400,000	381,141
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	507,573
Anthem, Inc.
2.38%, 01/15/2025	300,000	297,049
Centene Corp.
4.75%, 01/15/2025 (B)	100,000	100,249
CHRISTUS Health
4.34%, 07/01/2028	300,000	341,532
CVS Health Corp.
5.05%, 03/25/2048	500,000	571,264
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	243,160
HCA, Inc.
4.13%, 06/15/2029	100,000	100,172
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	412,107
		2,954,247
Hotels, Restaurants & Leisure - 0.4%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	168,160
5.38%, 04/15/2026	100,000	88,640
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	181,314
McDonald’s Corp.
3.80%, 04/01/2028, MTN	400,000	423,520
Sands China, Ltd.
4.60%, 08/08/2023	200,000	204,498
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B) (G)	100,000	84,000
		1,150,132

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (A)	$ 200,000	$ 165,000
5.55%, 01/05/2026, MTN	100,000	106,511
		271,511
Insurance - 1.1%
First American Financial Corp.
4.60%, 11/15/2024	20,000	22,349
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	200,000	209,564
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,902
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	104,493
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,000,000	853,560
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	600,000	599,722
3.00%, 04/18/2026 (B)	300,000	296,683
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	100,000	97,534
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	400,000	371,812
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	300,000	294,429
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	110,591
		3,110,639
Interactive Media & Services - 0.4%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 2.76% (A), 04/11/2024 (B)	400,000	391,096
3.98%, 04/11/2029 (B)	600,000	669,451
		1,060,547
Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	600,000	596,092
Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	290,488
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	696,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	500,000	511,315
4.80%, 03/01/2050	300,000	312,172
Comcast Corp.
4.40%, 08/15/2035	20,000	23,993
4.75%, 03/01/2044	500,000	634,971
Discovery Communications LLC
5.00%, 09/20/2037	300,000	291,386
		2,470,337

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (G)	$ 100,000	$ 80,000
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,055,914
		1,135,914
Oil, Gas & Consumable Fuels - 2.2%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	312,116
Concho Resources, Inc.
3.75%, 10/01/2027	300,000	254,430
Diamondback Energy, Inc.
2.88%, 12/01/2024	300,000	209,549
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (C)	400,000	397,324
Energy Transfer Operating, LP
4.05%, 03/15/2025	200,000	173,581
4.75%, 01/15/2026	40,000	36,463
7.50%, 07/01/2038	100,000	105,632
Eni SpA
4.75%, 09/12/2028 (B)	200,000	194,664
EQT Corp.
6.13%, 02/01/2025	500,000	385,050
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	300,000	267,012
ONEOK, Inc.
4.35%, 03/15/2029	700,000	570,183
Pertamina Persero PT
4.18%, 01/21/2050 (B) (G)	400,000	341,525
Petroleos Mexicanos
6.84%, 01/23/2030 (B)	200,000	144,704
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	239,338
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	925,957
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	544,593
Valero Energy Corp.
4.00%, 04/01/2029	500,000	473,733
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	18,699
3.70%, 03/15/2028 (B)	500,000	480,126
		6,074,679
Pharmaceuticals - 0.9%
Baxalta, Inc.
3.60%, 06/23/2022	6,000	6,074
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	1,034,055
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	600,000	636,956
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	300,000	303,474
Zoetis, Inc.
3.90%, 08/20/2028	400,000	415,691
		2,396,250
Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	300,000	313,968

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.5%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B) (G)	$ 100,000	$ 77,508
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	293,000
Kansas City Southern
4.95%, 08/15/2045	500,000	519,438
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	200,000	172,100
Union Pacific Corp.
4.10%, 09/15/2067	200,000	201,847
		1,263,893
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	600,000	593,466
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	200,000	204,474
Micron Technology, Inc.
4.19%, 02/15/2027	400,000	404,067
		1,202,007
Software - 0.4%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	161,075
Microsoft Corp.
4.10%, 02/06/2037	500,000	602,710
Oracle Corp.
2.95%, 05/15/2025	290,000	299,724
		1,063,509
Specialty Retail - 0.1%
QVC, Inc.
4.45%, 02/15/2025	100,000	82,269
4.85%, 04/01/2024	100,000	86,500
		168,769
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.90%, 09/12/2027	300,000	320,124
3.35%, 02/09/2027	300,000	326,986
4.65%, 02/23/2046	200,000	265,259
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	200,000	204,024
8.10%, 07/15/2036 (B)	600,000	689,408
		1,805,801
Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	400,000	368,724
Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	200,000	213,907
Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,811
3.90%, 03/22/2023 (B) (G)	200,000	204,888
		224,699
Water Utilities - 0.0% (H)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	20,084

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.5%
Sprint Corp. Co.
7.25%, 02/01/2028 (B)	$ 100,000	$ 100,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	408,000
5.15%, 09/20/2029 (B)	400,000	426,000
Vodafone Group PLC
3.75%, 01/16/2024	300,000	312,318
		1,246,818
Total Corporate Debt Securities (Cost $87,623,853)		86,252,956

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026	900,000	973,485
Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	800,000	828,878
Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,862,723
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,521,015
		3,383,738
Kuwait - 0.2%
Kuwait International Government Bond
3.50%, 03/20/2027 (C)	500,000	518,864
Peru - 0.4%
Peru Government International Bond
5.94%, 02/12/2029 (C)	PEN 1,500,000	469,382
5.94%, 02/12/2029 (B)	1,200,000	375,506
8.20%, 08/12/2026 (B)	600,000	217,355
		1,062,243
Qatar - 1.1%
Qatar Government International Bond
2.38%, 06/02/2021 (C)	$ 2,800,000	2,784,757
4.50%, 01/20/2022 (C)	200,000	205,720
		2,990,477
Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	245,568
United Arab Emirates - 0.2%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	500,000	508,770
Total Foreign Government Obligations (Cost $10,352,070)		10,512,023

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENT - 0.3%
Capital Markets - 0.3%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (I) (J) (K)	$ 741,404	$ 730,420
Total Loan Assignment (Cost $731,073)		730,420

MORTGAGE-BACKED SECURITIES - 4.1%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.49% (A), 04/24/2049 (C)	GBP 187,506	232,408
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.75% (A), 04/15/2036 (B)	$ 500,000	417,083
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.81% (A), 05/25/2034	8,170	7,563
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.39% (A), 07/25/2035	6,137	6,091
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 1.23% (A), 05/25/2037	352,275	309,273
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	136,215	130,285
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	433,436
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.55%, 08/26/2058 (B)	280,469	291,385
CSMC Trust
Series 2019-RPL9, Class A1,
3.32% (A), 10/27/2059 (B)	197,007	191,514
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	199,171
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	987,230
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.69% (A), 12/10/2044 (C)	GBP 82,936	100,031
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.29% (A), 07/19/2035	$ 59,521	50,243
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	579,914
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	513,013	560,152

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.63% (A), 04/25/2028	$ 170,004	$ 154,994
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	372,382	368,053
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	923,972
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.98% (A), 12/15/2048	1,603,302	33,721
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.47% (A), 05/25/2035	36,675	34,711
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	667,242
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	567,974	565,673
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	294,823	295,582
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.71% (A), 06/10/2043 (C)	GBP 64,259	78,257
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.72% (A), 10/20/2051 (B)	1,005,196	1,210,096
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 280,973	274,885
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.73% (A), 06/10/2059 (C)	GBP 354,366	393,478
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.28% (A), 06/10/2059 (C)	72,302	73,744
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.88% (A), 06/10/2059 (C)	86,492	94,009
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.08% (A), 06/10/2059 (C)	67,572	70,229
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.48% (A), 08/25/2046	$ 476,566	379,941
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	873,698
Total Mortgage-Backed Securities (Cost $11,586,925)		10,988,064

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
California - 0.3%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	$ 200,000	$ 294,818
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	306,974
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	463,707
		1,065,499
Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	215,608
Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	207,542
Michigan - 0.1%
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	225,000	222,433
New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	200,000	204,236
New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	400,000	441,880
Utah - 0.0% (H)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.70% (A), 12/26/2031	26,438	26,325
West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	185,000	179,045
Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	140,000	140,322
Total Municipal Government Obligations (Cost $2,496,708)		2,702,890

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.3%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	977,095	1,053,670
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.19% (A), 02/25/2023	103,796	103,343
3.09% (A), 04/25/2028	1,000,000	1,113,526

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.10% (A), 02/15/2041 - 09/15/2045	$ 274,567	$ 273,916
1-Month LIBOR + 0.35%, 2.01% (A), 01/15/2038	566,183	562,190
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.44% (A), 01/15/2038	566,183	35,740
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 5.19% (A), 09/15/2043	826,411	156,187
Federal National Mortgage Association
3.00%, TBA (L)	10,300,000	10,769,535
3.50%, 06/01/2045	228,906	243,809
3.70%, 09/01/2034	453,496	535,446
4.00%, 09/01/2048 - 10/01/2048	326,937	348,219
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.50% (A), 02/25/2041	222,514	222,680
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	393,960	26,863
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.46% (A), 05/20/2066 - 06/20/2066	2,051,925	2,029,503
3.50%, TBA (L)	3,200,000	3,370,648
Uniform Mortgage-Backed Security
2.50%, TBA (L)	2,900,000	2,991,945
3.50%, TBA (L)	21,000,000	22,192,894
4.00%, TBA (L)	4,800,000	5,117,301
4.50%, TBA (L)	1,000,000	1,075,430
Total U.S. Government Agency Obligations (Cost $51,189,737)		52,222,845

U.S. GOVERNMENT OBLIGATIONS - 50.1%
U.S. Treasury - 46.6%
U.S. Treasury Bond
2.25%, 08/15/2049 (M)	430,000	523,844
2.88%, 05/15/2043	450,000	593,912
3.00%, 02/15/2048 - 08/15/2048 (M)	3,000,000	4,165,680
3.13%, 11/15/2041 - 05/15/2048 (M)	15,800,000	21,846,792
3.13%, 02/15/2042 (G) (M)	3,200,000	4,376,500
3.38%, 05/15/2044 (M)	3,380,000	4,834,984
3.63%, 02/15/2044	185,000	274,017
3.75%, 11/15/2043 (M)	4,790,000	7,211,195
4.25%, 05/15/2039 - 11/15/2040 (M)	8,520,000	13,340,328
4.38%, 05/15/2040 - 05/15/2041 (M)	2,360,000	3,785,479
4.50%, 08/15/2039 (M)	16,630,000	26,651,524
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 08/15/2044	300,000	213,831
U.S. Treasury Note
1.50%, 11/30/2024 (G)	250,000	263,252
1.63%, 02/15/2026 (M)	800,000	851,969
1.63%, 08/15/2029 (G)	200,000	217,070
1.88%, 03/31/2022 - 07/31/2022 (M)	26,000,000	26,875,727
2.00%, 12/31/2021 (M) (N)	2,200,000	2,268,406
2.00%, 11/30/2022	103,000	107,703
2.00%, 08/15/2025 (G)	1,200,000	1,299,328
2.00%, 11/15/2026 (M)	1,875,000	2,053,491

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.13%, 05/15/2025 (G)	$ 650,000	$ 706,240
2.38%, 05/15/2029 (M)	200,000	230,070
2.75%, 04/30/2023 (M) (N)	900,000	967,957
2.75%, 05/31/2023 (M)	1,600,000	1,723,688
2.88%, 05/15/2049	10,000	13,645
3.00%, 09/30/2025 - 10/31/2025	770,000	877,130
		126,273,762
U.S. Treasury Inflation-Protected Securities - 3.5%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	694,640	754,542
1.00%, 02/15/2046 - 02/15/2048 (M)	1,929,660	2,356,602
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	424,248	418,425
0.50%, 01/15/2028 (M)	4,067,773	4,236,486
0.75%, 07/15/2028 (M)	1,664,680	1,780,183
		9,546,238
Total U.S. Government Obligations (Cost $117,274,859)		135,820,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bill
0.01%(O), 06/18/2020 (G)	4,000	4,000
0.01%(O), 06/18/2020	377,000	376,996
0.17%(O), 04/14/2020 (G) (P)	471,000	470,971
0.22%(O), 06/11/2020 (P)	321,000	320,865
0.28%(O), 06/11/2020 (P)	1,232,000	1,231,328
0.59%(O), 04/07/2020 (G)	297,000	296,971
1.17%(O), 05/28/2020 (Q)	392,000	391,286
1.28%(O), 05/28/2020 (Q)	342,000	341,321
1.52%(O), 05/21/2020 (G)	392,000	391,188
Total Short-Term U.S. Government Obligations (Cost $3,824,926)		3,824,926

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (O)	757,630	$ 757,630
Total Other Investment Company (Cost $757,630)		757,630

	Principal	Value
REPURCHASE AGREEMENTS - 34.0%
BNP Paribas, 0.01% (O), dated 03/31/2020, to be repurchased at $91,300,025 on 04/01/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 09/30/2025, and with a value of $93,326,532.	$ 91,300,000	91,300,000
Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2020, to be repurchased at $787,500 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $803,285.	787,500	787,500
Total Repurchase Agreements (Cost $92,087,500)		92,087,500
Total Investments Excluding Options Purchased (Cost $390,464,781)		408,076,600
Total Options Purchased - 0.5% (Cost $1,671,788)		1,242,700
Total Investments (Cost $392,136,569)		409,319,300
Net Other Assets (Liabilities) - (51.1)%		(138,463,330)
Net Assets - 100.0%		$ 270,855,970

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (42.2)% (R)

Bank of Nova Scotia, 1.69% (O), dated 01/13/2020, to be repurchased at $(12,067,231) on 04/07/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 04/30/2022 - 02/15/2044, and with a total value of $(11,209,036).

	$ (12,015,900)	$ (12,015,900)
Bank of Nova Scotia, 1.69% (O), dated 04/09/2020, to be repurchased at $(5,502,858) on 04/09/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.75%, due 07/15/2028 - 02/15/2044, and with a total value of $(5,191,313).	(5,480,475)	(5,500,800)
Bank of Nova Scotia, 1.69% (O), dated 04/07/2020, to be repurchased at $(10,497,856) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 08/15/2044, and with a total value of $(9,903,519).(L)	(10,494,900)	(10,531,498)
Bank of Nova Scotia, 1.69% (O), dated 04/09/2020, to be repurchased at $(4,331,538) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.75%, due 07/15/2028 - 02/15/2044, and with a total value of $(4,086,308).(L)	(4,330,725)	(4,345,827)
Bank of Nova Scotia, 1.69% (O), dated 01/13/2020, to be repurchased at $(32,368,162) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 4.50%, due 03/31/2022 - 08/15/2044, and with a total value of $(34,372,288).	(32,230,475)	(32,342,868)
BofA Securities, Inc., 0.10% (O), dated 03/31/2020, to be repurchased at $(1,348,754) on 04/01/2020. Collateralized by a U.S. Government Obligation, 1.00%, due 02/15/2046, and with a value of $(1,325,022).	(1,348,750)	(1,348,750)
BofA Securities, Inc., 0.96% (O), dated 03/27/2020, to be repurchased at $(3,402,148) on 04/15/2020. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044 and with a value of $(3,435,712).	(3,400,425)	(3,400,817)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (R)

BofA Securities, Inc., 0.96% (O), dated 03/30/2020, to be repurchased at $(974,291) on 04/15/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(974,669).

	$ (973,875)	$ (973,988)
Canadian Imperial Bank of Commerce, 1.74% (O), dated 03/26/2020, to be repurchased at $(1,101,846) on 04/02/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2049, and with a value of $(1,135,900).	(1,100,888)	(1,101,207)
Canadian Imperial Bank of Commerce, 1.74% (O), dated 04/02/2020, to be repurchased at $(509,284) on 04/13/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2049, and with a value of $(509,284).	(509,013)	(509,332)
RBS Securities, Inc., 1.72% (O), dated 02/12/2020, to be repurchased at $(5,584,027) on 04/13/2020. Collateralized by U.S. Government Obligations, 3.13%, due 11/15/2041 - 02/15/2042, and Cash with a total value of $(5,623,746).	(5,567,800)	(5,580,835)
RBS Securities, Inc., 1.73% (O), dated 02/13/2020, to be repurchased at $(36,156,802) on 04/13/2020. Collateralized by U.S. Government Obligations, 4.25% - 4.50%, due 05/15/2039 - 05/15/2041, and Cash with a total value of $(35,731,380).	(36,052,850)	(36,136,012)
RBS Securities, Inc., 1.74% (O), dated 02/24/2020, to be repurchased at $(905,710) on 04/06/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and Cash with a total value of $(884,577).	(903,875)	(905,492)
Total Reverse Repurchase Agreements	$ (114,409,951)	$ (114,693,326)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	12/18/2020	USD	21,969,015	85	$1,671,788	$1,242,700

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	135.50	04/24/2020	USD	3,744,630	27	$(13,044)	$(90,703)
Put - 10-Year U.S. Treasury Note Futures	USD	131.50	04/24/2020	USD	3,744,630	27	(8,826)	(1,688)

Total							$(21,870)	$(92,391)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(21,870)	$(92,391)

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 33	1.00%	Quarterly	06/20/2025	USD	400,000	$(44,666)	$(44,820)	$154
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	13,500,000	(9,738)	(106,411)	96,673

Total						$(54,404)	$(151,231)	$96,827

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$2,576	$3	$2,573
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	11,336	1,220	10,116
3-Month USD-LIBOR	Pay	0.96	Semi-Annually/Quarterly	03/31/2030	USD	1,900,000	(41,863)	(5,317)	(36,546)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2025	USD	4,000,000	(150,448)	(15,734)	(134,714)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2030	USD	5,600,000	(289,490)	307,048	(596,538)
3-Month USD-LIBOR	Pay	1.62	Semi-Annually/Quarterly	02/25/2030	USD	1,200,000	(103,204)	—	(103,204)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	16,900,000	(891,055)	—	(891,055)
6-Month EUR-EURIBOR	Receive	0.15	Semi-Annually/Annually	06/17/2030	EUR	3,100,000	54,942	2,421	52,521

Total							$(1,407,206)	$289,641	$(1,696,847)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$(4,642)	$(70,919)	$66,277
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	900,000	(5,809)	(51,877)	46,068

Total							$(10,451)	$(122,796)	$112,345

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Maturity	05/13/2020	USD	439,923	77	$(59,237)	$—	$(59,237)
iShares MSCI EAFE ETF	CITI	Receive	Maturity	05/20/2020	USD	13,210,507	2,311	(2,113,328)	—	(2,113,328)
iShares MSCI EAFE ETF	GSI	Receive	Maturity	06/17/2020	USD	360,393	80	35,452	—	35,452

Total								$(2,137,113)	$—	$(2,137,113)

Value
OTC Swap Agreements, at value (Assets)	$35,452
OTC Swap Agreements, at value (Liabilities)	$(2,183,016)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	101	06/30/2020	$ 12,158,108	$12,661,297	$503,189	$—
10-Year U.S. Treasury Note	143	06/19/2020	19,019,193	19,832,313	813,120	—
E-Mini Russell 2000® Index	235	06/19/2020	14,292,481	13,484,300	—	(808,181)
Euro-BTP Italy Government Bond	43	06/08/2020	7,010,228	6,706,323	—	(303,905)
S&P 500® E-Mini Index	10	06/19/2020	1,152,978	1,284,850	131,872	—

Total					$1,448,181	$(1,112,086)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	06/30/2020	$(12,132,679)	$(12,341,437)	$—	$(208,758)
10-Year U.S. Treasury Ultra Note	(62)	06/19/2020	(9,051,433)	(9,673,938)	—	(622,505)
30-Year U.S. Treasury Bond	(158)	06/19/2020	(26,337,638)	(28,291,875)	—	(1,954,237)
Euro OAT	(22)	06/08/2020	(4,132,949)	(4,057,148)	75,801	—
German Euro Bund	(34)	06/08/2020	(6,555,466)	(6,468,880)	86,586	—
U.K. Gilt	(68)	06/26/2020	(11,272,339)	(11,502,991)	—	(230,652)
U.S. Treasury Ultra Bond	(42)	06/19/2020	(8,591,325)	(9,318,750)	—	(727,425)
Total					$162,387	$(3,743,577)

Total Futures Contracts					$1,610,568	$(4,855,663)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	SettlementDate	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2020	USD	1,120,293	EUR	1,006,000	$10,713	$—
BNP	04/02/2020	USD	350,715	GBP	271,000	14,098	—
BNP	04/02/2020	EUR	587,000	USD	645,560	1,878	—
BNP	04/02/2020	GBP	325,000	USD	378,847	24,846	—
BNP	05/04/2020	USD	153,988	EUR	140,000	—	(632)
BNP	05/29/2020	USD	142,437	COP	594,944,000	—	(3,394)
BNP	06/17/2020	USD	205,000	IDR	3,043,225,000	19,736	—
BNP	06/17/2020	USD	190,000	INR	14,360,200	1,825	—
BNP	06/17/2020	INR	14,061,960	USD	194,320	—	(10,053)
BOA	04/02/2020	USD	1,736,821	GBP	1,347,000	63,669	—
CITI	04/02/2020	USD	349,219	EUR	310,000	7,301	—
CITI	04/02/2020	USD	1,492,036	GBP	1,166,000	43,710	—
CITI	04/02/2020	GBP	180,000	USD	221,267	2,317	—
CITI	04/02/2020	EUR	134,000	USD	144,881	2,916	—
CITI	04/13/2020	USD	370,725	MXN	8,429,000	16,246	—
CITI	04/13/2020	MXN	15,151,000	USD	791,543	—	(154,371)
CITI	04/24/2020	COP	581,278,500	USD	170,139	—	(27,286)
CITI	05/08/2020	USD	391,360	PEN	1,314,384	9,014	—
CITI	05/15/2020	USD	1,190,261	JPY	125,000,000	25,251	—
CITI	05/15/2020	JPY	125,200,000	USD	1,143,451	23,423	—
CITI	06/09/2020	USD	16,216	RUB	1,293,741	—	(79)
CITI	07/13/2020	USD	1,110,786	PEN	3,862,871	—	(10,118)
GSB	04/15/2020	USD	754,685	RUB	56,072,759	42,586	—
GSB	04/15/2020	RUB	56,072,759	USD	876,430	—	(164,331)
HSBC	04/02/2020	USD	134,336	GBP	114,000	—	(7,267)
SCB	04/02/2020	GBP	2,335,000	USD	2,856,172	44,205	—
SCB	05/04/2020	USD	2,858,390	GBP	2,335,000	—	(44,120)
SCB	06/17/2020	IDR	2,942,280,000	USD	212,209	—	(33,090)

Total						$353,734	$(454,741)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,777,346	$—	$11,777,346
Certificate of Deposit	—	400,000	—	400,000
Corporate Debt Securities	—	86,252,956	—	86,252,956
Foreign Government Obligations	—	10,512,023	—	10,512,023
Loan Assignment	—	—	730,420	730,420
Mortgage-Backed Securities	—	10,988,064	—	10,988,064
Municipal Government Obligations	—	2,702,890	—	2,702,890
U.S. Government Agency Obligations	—	52,222,845	—	52,222,845
U.S. Government Obligations	—	135,820,000	—	135,820,000
Short-Term U.S. Government Obligations	—	3,824,926	—	3,824,926
Other Investment Company	757,630	—	—	757,630
Repurchase Agreements	—	92,087,500	—	92,087,500
Exchange-Traded Options Purchased	1,242,700	—	—	1,242,700

Total Investments	$2,000,330	$406,588,550	$730,420	$409,319,300

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$68,854	$—	$68,854
Over-the-Counter Total Return Swap Agreements	—	35,452	—	35,452
Futures Contracts (Y)	1,610,568	—	—	1,610,568
Forward Foreign Currency Contracts (Y)	—	353,734	—	353,734

Total Other Financial Instruments	$1,610,568	$458,040	$—	$2,068,608

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(114,693,326)	$—	$(114,693,326)
Exchange-Traded Options Written	(92,391)	—	—	(92,391)
Centrally Cleared Credit Default Swap Agreements	—	(54,404)	—	(54,404)
Centrally Cleared Interest Rate Swap Agreements	—	(1,476,060)	—	(1,476,060)
Over-the-Counter Credit Default Swap Agreements	—	(10,451)	—	(10,451)
Over-the-Counter Total Return Swap Agreements	—	(2,172,565)	—	(2,172,565)
Futures Contracts (Y)	(4,855,663)	—	—	(4,855,663)
Forward Foreign Currency Contracts (Y)	—	(454,741)	—	(454,741)

Total Other Financial Instruments	$(4,948,054)	$(118,861,547)	$—	$(123,809,601)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $49,575,472, representing 18.3% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $6,371,358, representing 2.4% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2020; the maturity date disclosed is the ultimate maturity date.
(F)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2020, the total value of such securities is $320,800, representing 0.1% of the Portfolio’s net assets.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,873,964, collateralized by cash collateral of $757,630 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,216,868. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fixed rate loan commitment at March 31, 2020.

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $1,290,572, representing 0.5% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2020 was $1,020,389 at a weighted average interest rate of 1.07%.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $256,641.
(O)	Rates disclosed reflect the yields at March 31, 2020.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and forward foreign currency contracts. The total value of such securities is $1,835,176.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $732,607.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2020 was $106,770,423 at a weighted average interest rate of 1.71%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.9%
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.85% (A), 05/15/2037 (B)	$ 300,000	$ 276,002
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.89% (A), 04/25/2026 (B)	81,604	80,828
Baring BDC Static CLO, Ltd.
Series 2019-1A, Class A1,
3-Month LIBOR + 1.02%, 2.85% (A), 04/15/2027 (B)	242,361	236,739
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 2.78% (A), 07/17/2028 (B)	400,000	386,946
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.99% (A), 01/16/2026 (B)	144,850	143,048
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.73% (A), 10/15/2027 (B)	491,025	473,135
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.61% (A), 07/25/2035	153,114	146,384
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 1.83% (A), 03/25/2035	100,353	99,210
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 2.69% (A), 01/16/2026 (B)	172,214	166,671
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	700,000	699,938
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 2.01% (A), 06/25/2035	200,000	183,667
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.90% (A), 10/22/2025 (B)	166,905	164,021

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 1.21% (A), 06/25/2037	$ 400,000	$ 375,542
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	269,066	262,841
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.83% (A), 05/15/2036 (B)	300,000	280,832
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.90%, 2.73% (A), 04/15/2028 (B)	600,000	576,643
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.77% (A), 10/25/2034	161,854	149,409
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 2.63% (A), 10/15/2026 (B)	197,641	191,067
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.65% (A), 12/26/2031 (B)	26,571	25,985
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 2.59% (A), 11/15/2026 (B)	196,132	189,747
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.90% (A), 11/25/2065 (B)	154,601	150,211
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.45%, 1.40% (A), 11/25/2037	100,000	86,953
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 2.15% (A), 02/17/2032 (B)	346,939	344,908
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.95% (A), 05/25/2058 (B)	142,351	139,194
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	88,379	87,668

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 2.64% (A), 08/28/2029 (B)	$ 500,000	$ 476,109
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 2.98% (A), 04/15/2028 (B)	300,000	291,637

Total Asset-Backed Securities (Cost $6,904,935)		6,685,335

CERTIFICATE OF DEPOSIT - 0.1%
Banks - 0.1%
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.38% (A), 10/26/2020	200,000	200,000

Total Certificate of Deposit (Cost $200,000)		200,000

CORPORATE DEBT SECURITIES - 15.2%
Aerospace & Defense - 0.0% (C)
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	86,514
3.95%, 06/15/2023	100,000	86,040

		172,554

Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	174,372	164,563
3.25%, 04/15/2030	87,183	79,033
3.50%, 08/15/2033	88,614	73,411
4.00%, 01/15/2027	56,341	56,189
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	184,222	162,247
Norwegian Air Shuttle Pass-Through Trust
4.88%, 11/10/2029 (B)	600,390	434,308
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	76,516	74,434
United Airlines Pass-Through Trust
2.88%, 04/07/2030	268,283	248,947
3.10%, 01/07/2030 - 04/07/2030	355,091	332,321

		1,625,453

Banks - 3.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	199,634
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,485,415
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	292,355
Barclays PLC
3.65%, 03/16/2025	300,000	293,397
4.34%, 01/10/2028	200,000	203,307
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	200,000	202,253
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	400,000	416,740

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
4.13%, 03/09/2021	$ 70,000	$ 68,950
Citigroup, Inc.
4.40%, 06/10/2025	750,000	784,187
Citizens Financial Group, Inc.
2.85%, 07/27/2026	300,000	292,538
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	800,000	813,024
HSBC Holdings PLC
3-Month LIBOR + 1.38%, 2.16% (A), 09/12/2026	200,000	190,403
JPMorgan Chase & Co.
3.25%, 09/23/2022	100,000	103,131
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	213,098
4.55%, 08/16/2028	600,000	624,646
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 0.86%, 2.65% (A), 07/26/2023	200,000	183,648
3-Month LIBOR + 1.88%, 3.46% (A), 03/01/2021	329,000	327,240
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.77% (A), 09/11/2024	200,000	189,005
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	300,000	307,903
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	317,504
Fixed until 08/15/2021 (D), 8.63% (A)	300,000	292,500
Santander Group Holdings PLC
3.13%, 01/08/2021	60,000	59,860
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E)	EUR 200,000	201,830
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	$ 100,000	97,498
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	500,000	489,842
3.00%, 02/19/2025, MTN	100,000	101,944
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	200,000	206,087
Westpac Banking Corp.
2.25%, 11/09/2020 (B)	1,900,000	1,913,897

		10,871,836

Beverages - 0.1%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	105,094
4.70%, 05/15/2028 (B)	100,000	106,839
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	200,000	201,476

		413,409

Biotechnology - 0.1%
AbbVie, Inc.
2.60%, 11/21/2024 (B)	190,000	191,835
Amgen, Inc.
4.40%, 05/01/2045	200,000	234,774

		426,609

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	257,376

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.5%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	$ 200,000	$ 174,000
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (D)	100,000	99,000
Credit Suisse Group AG
4.28%, 01/09/2028 (B)	300,000	306,972
Deutsche Bank AG
3-Month LIBOR + 1.29%, 3.04% (A), 02/04/2021	300,000	288,608
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	184,360
4.25%, 10/14/2021	100,000	95,594
Lazard Group LLC
3.75%, 02/13/2025	19,000	18,738
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	42,162
Nomura Holdings, Inc.
2.65%, 01/16/2025	200,000	195,689
S&P Global, Inc.
4.40%, 02/15/2026	30,000	33,285
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	415,490

		1,853,898

Chemicals - 0.2%
Huntsman International LLC
4.50%, 05/01/2029	100,000	85,253
International Flavors & Fragrances, Inc.
3.40%, 09/25/2020	200,000	200,897
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	125,943
Syngenta Finance NV
3.13%, 03/28/2022	70,000	61,146
5.18%, 04/24/2028 (B)	200,000	170,648

		643,887

Commercial Services & Supplies - 0.1%
RELX Capital, Inc.
4.00%, 03/18/2029	200,000	206,419

Consumer Finance - 0.3%
Discover Financial Services
4.50%, 01/30/2026	100,000	101,998
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 2.13% (A), 09/24/2020, MTN	300,000	285,000
5.75%, 02/01/2021	200,000	194,000
Nissan Motor Acceptance Corp.
2.80%, 01/13/2022 (B)	170,000	162,000
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (B)	200,000	197,848

		940,846

Diversified Consumer Services - 0.1%
Nationwide Building Society
3.90%, 07/21/2025 (B)	300,000	313,608

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025	700,000	592,655
Aircastle, Ltd.
5.50%, 02/15/2022	100,000	91,057
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	100,000	94,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Helios Leasing I LLC
1.56%, 09/28/2024	$ 39,833	$ 40,021
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	195,915
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	300,000	291,696
ORIX Corp.
3.25%, 12/04/2024	300,000	313,689
Tagua Leasing LLC
1.58%, 11/16/2024	42,033	42,337

		1,661,370

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
3-Month LIBOR + 0.93%, 2.30% (A), 06/30/2020	100,000	99,348
4.35%, 03/01/2029	300,000	323,668
Bell Canada, Inc.
4.30%, 07/29/2049	100,000	115,644
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	187,708
Verizon Communications, Inc.
4.52%, 09/15/2048	90,000	115,221

		841,589

Electric Utilities - 1.4%
AEP Texas, Inc.
3.95%, 06/01/2028	300,000	313,495
Appalachian Power Co.
3.40%, 06/01/2025	370,000	360,119
Avangrid, Inc.
3.80%, 06/01/2029	300,000	306,754
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B) (G)	200,000	177,000
Edison International
3.55%, 11/15/2024	100,000	99,315
Enel Finance International NV
2.65%, 09/10/2024 (B)	400,000	381,764
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	702,933
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	207,276
NextEra Energy Capital Holdings, Inc.
3.20%, 02/25/2022	200,000	203,256
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	99,139
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (H)	500,000	490,000
3.50%, 06/15/2025 (H)	10,000	9,650
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	421,985
Perusahaan Listrik Negara PT
4.38%, 02/05/2050 (B)	200,000	178,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	102,806
4.00%, 04/01/2047	300,000	312,468
4.65%, 10/01/2043	300,000	328,955
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	528,193

		5,223,108

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	$ 200,000	$ 185,116
Flex, Ltd.
4.75%, 06/15/2025	100,000	100,484
4.88%, 06/15/2029	100,000	93,770

		379,370

Energy Equipment & Services - 0.1%
Energy Transfer Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	255,000	239,540
Hanwha Energy USA Holdings Corp.
2.38%, 07/30/2022 (B)	200,000	198,679
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	63,004	52,923

		491,142

Entertainment - 0.1%
Walt Disney Co.
2.00%, 09/01/2029	200,000	193,861

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	100,172
4.30%, 01/15/2026	550,000	567,401
4.50%, 07/30/2029	200,000	209,577
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	200,000	187,071
American Tower Corp.
3.38%, 10/15/2026	400,000	396,299
4.00%, 06/01/2025	760,000	780,569
4.40%, 02/15/2026	400,000	419,293
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 2.81% (A), 02/01/2022	400,000	393,285
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	127,178
5.25%, 01/15/2023	600,000	625,541
Equinix, Inc.
2.63%, 11/18/2024	90,000	85,838
Essex Portfolio, LP
4.00%, 03/01/2029	300,000	307,083
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	390,191
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	364,314
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	320,845
Sabra Health Care, LP
4.80%, 06/01/2024	300,000	304,456
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	300,000	279,972
WP Carey, Inc.
4.60%, 04/01/2024	300,000	300,751

		6,159,836

Food Products - 0.1%
Kraft Heinz Foods Co.
3.95%, 07/15/2025	100,000	99,519
4.38%, 06/01/2046	250,000	225,204
4.88%, 02/15/2025 (B)	87,000	87,196

		411,919

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities - 0.3%
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024	$ 200,000	$ 193,393
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	607,154
Southern California Gas Co.
4.13%, 06/01/2048	300,000	318,870

		1,119,417

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	381,505
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	510,000
3.15%, 04/01/2022	20,000	20,002
3.55%, 04/01/2025	20,000	20,183

		931,690

Health Care Providers & Services - 0.5%
Adventist Health System
2.43%, 09/01/2024	160,000	152,456
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	253,787
Anthem, Inc.
2.38%, 01/15/2025	200,000	198,033
Centene Corp.
4.75%, 01/15/2025 (B)	90,000	90,224
CHRISTUS Health
4.34%, 07/01/2028	200,000	227,688
CVS Health Corp.
5.05%, 03/25/2048	300,000	342,758
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	121,580
HCA, Inc.
4.13%, 06/15/2029	100,000	100,172
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	206,053

		1,692,751

Hotels, Restaurants & Leisure - 0.2%
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	84,080
5.38%, 04/15/2026	60,000	53,184
Las Vegas Sands Corp.
2.90%, 06/25/2025	170,000	154,117
McDonald’s Corp.
3.80%, 04/01/2028, MTN	300,000	317,640

		609,021

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	200,000	213,021

Insurance - 0.6%
First American Financial Corp.
4.60%, 11/15/2024	10,000	11,174
Great-West Lifeco Finance, LP
4.05%, 05/17/2028 (B)	100,000	104,782
MET Tower Global Funding
SOFR + 0.55%, 1.56% (A), 01/17/2023 (B)	300,000	273,168
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,902
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	104,493
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	600,000	512,136

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Principal Life Global Funding II
2.20%, 04/08/2020 (B)	$ 300,000	$ 299,861
3.00%, 04/18/2026 (B)	200,000	197,789
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	100,000	97,534
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	200,000	185,906
RenaissanceRe Holdings, Ltd.
3.60%, 04/15/2029	100,000	98,143
Travelers Cos., Inc.
3.75%, 05/15/2046	100,000	110,591

		2,145,479

Interactive Media & Services - 0.2%
Tencent Holdings, Ltd.
3-Month LIBOR + 0.91%, 2.76% (A), 04/11/2024 (B)	200,000	195,548
3.98%, 04/11/2029 (B)	400,000	446,301

		641,849

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	400,000	397,395

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	200,000	193,659

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	398,000
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	306,789
4.80%, 03/01/2050	200,000	208,115
Comcast Corp.
4.40%, 08/15/2035	10,000	11,996
4.75%, 03/01/2044	700,000	888,960
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	10,000	10,326
Discovery Communications LLC
5.00%, 09/20/2037	200,000	194,257

		2,018,443

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (D), 6.13% (A) (G)	100,000	80,000
DTE Electric Co.
3.70%, 06/01/2046	600,000	633,548

		713,548

Oil, Gas & Consumable Fuels - 1.2%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	200,000	208,078
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	169,620
Diamondback Energy, Inc.
2.88%, 12/01/2024	170,000	118,744
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	200,000	198,662

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating, LP
4.05%, 03/15/2025	$ 100,000	$ 86,790
4.75%, 01/15/2026	400,000	364,627
7.50%, 07/01/2038	50,000	52,816
Eni SpA
4.75%, 09/12/2028 (B)	200,000	194,664
EQT Corp.
6.13%, 02/01/2025 (G)	300,000	231,030
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	200,000	178,008
ONEOK, Inc.
4.35%, 03/15/2029	400,000	325,819
Pertamina Persero PT
4.18%, 01/21/2050 (B)	200,000	170,762
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	119,669
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	600,000	555,574
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	544,593
Valero Energy Corp.
4.00%, 04/01/2029	400,000	378,986
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,350
3.70%, 03/15/2028 (B)	300,000	288,076

		4,195,868

Pharmaceuticals - 0.4%
Baxalta, Inc.
3.60%, 06/23/2022	3,000	3,037
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	620,433
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	300,000	318,478
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	200,000	202,317
Zoetis, Inc.
3.90%, 08/20/2028	200,000	207,845

		1,352,110

Professional Services - 0.1%
IHS Markit, Ltd.
4.75%, 08/01/2028	200,000	209,312

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	77,507
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	200,000	146,500
Kansas City Southern
4.95%, 08/15/2045	300,000	311,663
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	100,000	86,050
Union Pacific Corp.
4.10%, 09/15/2067	100,000	100,924

		722,644

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.13%, 04/15/2021 (B)	300,000	296,733
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	80,000	81,790

		378,523

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.3%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	$ 100,000	$ 94,750
Microsoft Corp.
4.10%, 02/06/2037	300,000	361,626
Oracle Corp.
2.95%, 05/15/2025	760,000	785,484

		1,241,860

Specialty Retail - 0.0% (C)
QVC, Inc.
4.85%, 04/01/2024	100,000	86,500

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.90%, 09/12/2027	200,000	213,416
3.35%, 02/09/2027	200,000	217,991
4.65%, 02/23/2046	100,000	132,629
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (B)	400,000	459,605

		1,023,641

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	100,000	92,181
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	400,000	376,912

		469,093

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	200,000	213,907

Transportation Infrastructure - 0.0% (C)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,905
3.90%, 03/22/2023 (B)	100,000	102,444

		112,349

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	261,094

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 09/20/2029 (B)	200,000	204,000
5.15%, 09/20/2029 (B)	200,000	213,000
Vodafone Group PLC
3.75%, 01/16/2024	80,000	83,285

		500,285

Total Corporate Debt Securities (Cost $55,259,760)		54,531,549

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	600,000	648,990

Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 02/11/2024	500,000	518,049

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.8%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	$ 2,000,000	$ 2,049,245
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	900,000	912,609

		2,961,854

Kuwait - 0.1%
Kuwait International Government Bond
3.50%, 03/20/2027 (E)	300,000	311,318

Peru - 0.2%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 600,000	187,753
5.94%, 02/12/2029 (E)	700,000	219,045
8.20%, 08/12/2026 (B)	400,000	144,903

		551,701

Qatar - 0.5%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 1,600,000	1,591,290
4.50%, 01/20/2022 (E)	200,000	205,720

		1,797,010

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (B)	300,000	305,262

Total Foreign Government Obligations (Cost $6,946,320)		7,094,184

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (I) (J) (K)	411,891	405,789

Total Loan Assignment (Cost $406,172)		405,789

MORTGAGE-BACKED SECURITIES - 1.9%
Aggregator of Loans Backed by Assets PLC
Series 2015-1, Class A,
1-Month GBP LIBOR + 1.25%, 1.49% (A), 04/24/2049 (E)	GBP 93,753	116,204
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.75% (A), 04/15/2036 (B)	$ 300,000	250,250
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
1-Month LIBOR + 0.44%, 1.39% (A), 07/25/2035	5,870	5,826
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 1.23% (A), 05/25/2037	218,653	191,963
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	325,077

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
4.17% (A), 11/25/2034	$ 40,883	$ 38,262
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.55%, 08/26/2058 (B)	186,980	194,257
CSMC Trust
Series 2019-RPL9, Class A1,
3.32% (A), 10/27/2059 (B)	98,503	95,757
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	592,338
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.69% (A), 12/10/2044 (E)	GBP 49,762	60,019
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.29% (A), 07/19/2035	$ 29,760	25,122
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	386,609
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (K)	293,150	320,087
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	118,932	120,862
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.63% (A), 04/25/2028	109,288	99,639
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	186,191	184,026
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	513,318
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.98% (A), 12/15/2048	697,088	14,661
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 1.47% (A), 05/25/2035	24,450	23,141
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	381,281
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	378,649	377,116
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	196,549	197,055
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.71% (A), 06/10/2043 (E)	GBP 163,165	198,708

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.72% (A), 10/20/2051 (B)	$ 586,364	$ 705,889
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	187,316	183,257
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.73% (A), 06/10/2059 (E)	GBP 209,166	232,251
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 1.28% (A), 06/10/2059 (E)	42,571	43,419
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.88% (A), 06/10/2059 (E)	50,679	55,083
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 1.08% (A), 06/10/2059 (E)	39,868	41,435
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
3.95% (A), 04/25/2035	$ 23,314	20,852
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.48% (A), 08/25/2046	277,997	221,632
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	485,388

Total Mortgage-Backed Securities (Cost $7,054,409)		6,700,784

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	147,409
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	100,000	153,487
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	231,853

		532,749

Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	215,608

Maryland - 0.0% (C)
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	100,000	103,771

Michigan - 0.0% (C)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.31%, 06/01/2034	90,000	88,973

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (C)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	$ 100,000	$ 102,118

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	300,000	331,410

Utah - 0.0% (C)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 1.70% (A), 12/26/2031	39,657	39,488

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	96,781

Wisconsin - 0.0% (C)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	100,000	100,230

Total Municipal Government Obligations (Cost $1,490,431)		1,611,128

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	610,125	657,941
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.67%, 2.19% (A), 02/25/2023	276,789	275,581
3.09% (A), 04/25/2028	600,000	668,116
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.10% (A), 02/15/2041 - 09/15/2045	725,273	723,807
1-Month LIBOR + 0.35%, 2.01% (A), 01/15/2038	353,865	351,369
3.50%, 01/15/2048	649,086	739,271
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.44% (A), 01/15/2038	353,865	22,337
Federal Home Loan Mortgage Corp., Interest Only STRIPS
1-Month LIBOR + 5.89%, 5.19% (A), 09/15/2043	486,124	91,875
Federal National Mortgage Association
3.00%, TBA (L)	12,600,000	13,174,383
3.50%, 06/01/2045	228,906	243,809
3.70%, 09/01/2034	272,098	321,268
3.79%, 01/01/2029	400,000	464,611
4.50%, 03/01/2039 - 02/01/2041	192,854	210,988
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.50% (A), 02/25/2041	127,151	127,246

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	$ 236,376	$ 16,118
Government National Mortgage Association
1-Month LIBOR + 0.80%, 2.46% (A), 05/20/2066 - 06/20/2066	1,314,060	1,299,696
3.50%, TBA (L)	1,400,000	1,474,658
Uniform Mortgage-Backed Security
2.50%, TBA (L)	2,100,000	2,166,581
3.50%, TBA (L)	9,550,000	10,092,526
4.00%, TBA (L)	11,100,000	11,833,759
4.50%, TBA (L)	1,000,000	1,075,430

Total U.S. Government Agency Obligations (Cost $45,048,797)		46,031,370

U.S. GOVERNMENT OBLIGATIONS - 28.8%
U.S. Treasury - 27.1%
U.S. Treasury Bond
2.88%, 05/15/2043	970,000	1,280,211
2.88%, 11/15/2046 (M)	1,200,000	1,623,516
3.00%, 05/15/2042 - 08/15/2048 (M)	4,180,000	5,707,131
3.13%, 11/15/2041 - 05/15/2048 (M)	9,630,000	13,288,810
3.38%, 05/15/2044 (M)	2,950,000	4,219,883
3.63%, 02/15/2044	185,000	274,017
3.75%, 11/15/2043 (M)	3,500,000	5,269,141
4.25%, 05/15/2039 - 11/15/2040 (M)	5,750,000	9,003,062
4.38%, 05/15/2040 - 05/15/2041 (M)	2,010,000	3,223,242
4.50%, 08/15/2039 (M)	9,860,000	15,801,805
U.S. Treasury Note
1.50%, 11/30/2024 (G)	180,000	189,541
1.63%, 02/15/2026 (M)	1,300,000	1,384,449
1.63%, 08/15/2029 (G)	200,000	217,070
1.88%, 03/31/2022 - 07/31/2022 (M)	14,500,000	14,989,008
2.00%, 11/30/2022 - 06/30/2024	1,515,000	1,604,193
2.00%, 08/15/2025 (G)	1,200,000	1,299,328
2.13%, 03/31/2024 (N)	600,000	642,539
2.13%, 05/15/2025 (G)	40,000	43,461
2.25%, 02/15/2027 (M)	12,250,000	13,661,143
2.38%, 05/15/2029 (M)	200,000	230,070
2.75%, 04/30/2023 - 05/31/2023 (M)	2,230,000	2,400,772
3.00%, 09/30/2025 - 10/31/2025	420,000	478,311

		96,830,703

U.S. Treasury Inflation-Protected Securities - 1.7%
U.S. Treasury Inflation-Indexed Bond
0.88%, 01/15/2029	408,612	443,848
1.00%, 02/15/2046 (M)	762,020	926,074
1.00%, 02/15/2048	418,400	515,053
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022	318,186	313,819
0.38%, 07/15/2027	115,990	119,270
0.50%, 01/15/2028 (M)	2,603,793	2,711,787
0.75%, 07/15/2028 (M)	935,098	999,979

		6,029,830

Total U.S. Government Obligations (Cost $91,199,379)		102,860,533

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bill
0.00% (O), 04/21/2020 (G)	$ 628,000	$ 628,000
0.01% (O), 06/18/2020	1,537,000	1,536,980
0.17% (O), 04/14/2020 (G)	1,681,000	1,680,897
0.19% (O), 06/11/2020 (P)	331,000	330,879
0.22% (O), 06/11/2020	841,000	840,648
0.28% (O), 06/11/2020	4,915,000	4,912,320
0.50% (O), 04/07/2020	159,000	158,987
1.17% (O), 05/28/2020 (P)	1,605,000	1,602,078
1.28% (O), 05/28/2020	1,104,000	1,101,808
1.42% (O), 05/28/2020	272,000	271,400
1.52% (O), 05/21/2020 (Q)	1,014,000	1,011,899
1.54%(O), 05/21/2020	173,000	172,637

Total Short-Term U.S. Government Obligations (Cost $14,248,533)		14,248,533

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (O)	449,775	449,775

Total Other Investment Company (Cost $449,775)		449,775

	Principal	Value
REPURCHASE AGREEMENTS - 107.3%
Bank of New York Mellon Corp., 0.00% (O), dated 04/01/2020, to be repurchased at $150,000,000 on 04/06/2020. Collateralized by U.S. Government Obligations, 3.13% - 3.63%, due 08/15/2043 - 08/15/2044, and Cash with a total value of $150,615,458.	$ 150,000,000	150,000,000
Bank of New York Mellon Corp., 0.05% (O), dated 03/30/2020, to be repurchased at $150,000,417 on 04/01/2020. Collateralized by U.S. Government Obligations, 2.25% - 2.75%, due 11/15/2025 - 11/15/2042, and Cash with a total value of $152,245,320.	150,000,000	150,000,000
Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2020, to be repurchased at $2,230,792 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $2,279,451.	2,230,792	2,230,792
RBC Capital Markets LLC, 0.01% (O), dated 03/31/2020, to be repurchased at $81,200,023 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and Cash with a total value of $83,140,757.	81,200,000	81,200,000

Total Repurchase Agreements (Cost $383,430,792)		383,430,792

Total Investments Excluding Options Purchased (Cost $612,639,303)		624,249,772
Total Options Purchased - 1.1% (Cost $5,487,397)		4,078,980

Total Investments (Cost $618,126,700)		628,328,752
Net Other Assets (Liabilities) - (75.8)%		(270,952,277)

Net Assets - 100.0%		$ 357,376,475

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (24.7)% (R)

Bank of Nova Scotia, 1.69% (O), dated 01/10/2020, to be repurchased at $(3,703,582) on 04/07/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.13%, due 07/15/2028 - 08/15/2044, and with a total value of $(4,174,505).

	$ (3,688,000)	$ (3,688,000)
Bank of Nova Scotia, 1.69% (O), dated 04/07/2020, to be repurchased at $(2,881,521) on 04/09/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.13%, due 07/15/2028 - 08/15/2044, and with a total value of $(2,715,095).(L)	(2,881,250)	(2,895,447)
Bank of Nova Scotia, 1.69% (O), dated 01/13/2020, to be repurchased at $(17,563,963) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 4.50%, due 03/31/2022 - 02/15/2044, and with a total value of $(17,309,862).	(17,489,250)	(17,554,111)
BofA Securities, Inc., 1.72% (O), dated 02/05/2020, to be repurchased at $(880,183) on 04/06/2020. Collateralized by a U.S. Government Obligation, 3.38%, due 05/15/2044, and with a value of $(1,010,504).	(877,625)	(879,973)
Canadian Imperial Bank of Commerce, 1.74% (O), dated 03/26/2020, to be repurchased at $(2,107,032) on 04/02/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and with a value of $(2,171,955).	(2,105,200)	(2,105,811)
Canadian Imperial Bank of Commerce, 1.74% (O), dated 04/02/2020, to be repurchased at $(1,413,451) on 04/13/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 05/15/2048, and with a value of $(1,413,451).	(1,412,700)	(1,413,311)
Canadian Imperial Bank of Commerce, 1.77% (O), dated 03/26/2020, to be repurchased at $(3,193,256) on 04/03/2020. Collateralized by U.S. Government Obligations, 2.88% - 3.13%, due 02/15/2042 - 11/15/2046, and with a total value of $(3,283,272).	(3,192,000)	(3,192,942)
JPMorgan Securities LLC, 1.72% (O), dated 02/25/2020, to be repurchased at $(2,044,282) on 04/07/2020. Collateralized by a U.S. Government Obligations, 3.13% - 3.38%, due 05/15/2044 - 08/15/2044, and with a total value of $(2,222,314).	(2,040,188)	(2,043,697)
RBS Securities, Inc., 1.72% (O), dated 02/12/2020, to be repurchased at $(1,821,067) on 04/13/2020. Collateralized by a U.S. Government Obligation, 3.13%, due 11/15/2041, and Cash with a total value of $(1,872,242).	(1,815,775)	(1,820,026)
RBS Securities, Inc., 1.73% (O), dated 02/13/2020, to be repurchased at $(4,517,123) on 04/09/2020. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and Cash with a total value of $(4,063,318).	(4,505,000)	(4,515,391)
RBS Securities, Inc., 1.73% (O), dated 04/09/2020, to be repurchased at $(3,180,611) on 04/13/2020. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and Cash with a total value of $(2,861,076).(L)	(3,180,000)	(3,186,620)
RBS Securities, Inc., 1.73% (O), dated 02/13/2020, to be repurchased at $(29,528,345) on 04/13/2020. Collateralized by U.S. Government Obligations, 3.13% - 4.50%, due 05/15/2039 - 08/15/2044, and Cash with a total value of $(29,902,428).	(29,443,450)	(29,504,746)
RBS Securities, Inc., 1.74% (O), dated 02/24/2020, to be repurchased at $(1,748,417) on 04/06/2020. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and Cash with a total value of $(1,734,373).	(1,744,875)	(1,747,995)
Royal Bank of Canada, 0.94% (O), dated 03/11/2020, to be repurchased at $(13,730,389) on 04/09/2020. Collateralized by a U.S. Government Obligation, 2.25%, due 02/15/2027, and with a value of $(13,698,367).	(13,720,000)	(13,727,523)

Total Reverse Repurchase Agreements	$ (88,095,313)	$ (88,275,593)

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	12/18/2020	USD	72,110,061	279	$5,487,397	$4,078,980

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	135.50	04/24/2020	USD	2,080,350	15	$(7,247)	$(50,391)
Put - 10-Year U.S. Treasury Note Futures	USD	131.50	04/24/2020	USD	2,080,350	15	(4,903)	(937)

Total							$(12,150)	$(51,328)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(12,150)	$(51,328)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 31	1.00%	Quarterly	06/20/2024	USD	300,000	$(29,324)	$(10,516)	$(18,808)
MSCI Emerging Markets Index - Series 32	1.00	Quarterly	12/20/2024	USD	700,000	(81,887)	(31,025)	(50,862)
MSCI Emerging Markets Index - Series 33	1.00	Quarterly	06/20/2025	USD	100,000	(11,167)	(11,200)	33
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	(5,843)	(62,545)	56,702

Total						$(128,221)	$(115,286)	$(12,935)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$1,718	$2	$1,716
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	6,612	962	5,650
3-Month USD-LIBOR	Pay	0.96	Semi-Annually/Quarterly	03/31/2030	USD	1,100,000	(24,236)	(3,078)	(21,158)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2025	USD	2,500,000	(94,030)	(9,834)	(84,196)
3-Month USD-LIBOR	Pay	1.25	Semi-Annually/Quarterly	06/17/2030	USD	3,400,000	(175,762)	186,422	(362,184)
3-Month USD-LIBOR	Pay	1.62	Semi-Annually/Quarterly	02/25/2030	USD	700,000	(60,202)	—	(60,202)
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/Quarterly	12/18/2029	USD	800,000	(161,799)	(70,154)	(91,645)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/Quarterly	02/04/2023	USD	11,200,000	(590,522)	—	(590,522)
6-Month EUR-EURIBOR	Receive	0.15	Semi-Annually/Annually	06/17/2030	EUR	1,400,000	24,812	1,093	23,719

Total							$(1,073,409)	$105,413	$(1,178,822)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$(2,457)	$(37,531)	$35,074
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	600,000	(3,873)	(34,585)	30,712

Total							$(6,330)	$(72,116)	$65,786

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (V)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	JPM	Receive	Maturity/Quarterly	05/13/2020	USD	2,428,144	425	$(326,958)	$—	$(326,958)
iShares MSCI EAFE ETF (K)	CITI	Receive	Maturity/Quarterly	05/20/2020	USD	51,766,598	9,058	(8,271,065)	—	(8,271,065)
iShares MSCI EAFE ETF	GSI	Receive	Maturity/Quarterly	06/17/2020	USD	1,310,928	291	128,966	—	128,966

Total								$(8,469,057)	$—	$(8,469,057)

Value
OTC Swap Agreements, at value (Assets)	$128,966
OTC Swap Agreements, at value (Liabilities)	$(8,604,353)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	173	06/19/2020	$23,345,118	$23,992,937	$647,819	$—
E-Mini Russell 2000® Index	310	06/19/2020	18,661,626	17,787,800	—	(873,826)
Euro-BTP Italy Government Bond	27	06/08/2020	4,393,836	4,210,947	—	(182,889)
S&P 500® E-Mini Index	87	06/19/2020	9,517,946	11,178,195	1,660,249	—

Total					$2,308,068	$(1,056,715)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(101)	06/30/2020	$(12,196,408)	$(12,661,297)	$—	$(464,889)
10-Year U.S. Treasury Ultra Note	(75)	06/19/2020	(10,949,313)	(11,702,344)	—	(753,031)
30-Year U.S. Treasury Bond	(122)	06/19/2020	(20,714,621)	(21,845,625)	—	(1,131,004)
Euro OAT	(10)	06/08/2020	(1,878,624)	(1,844,158)	34,466	—
German Euro Bund	(22)	06/08/2020	(4,241,772)	(4,185,746)	56,026	—
U.K. Gilt	(42)	06/26/2020	(6,966,500)	(7,104,788)	—	(138,288)
U.S. Treasury Ultra Bond	(46)	06/19/2020	(9,409,547)	(10,206,250)	—	(796,703)

Total					$90,492	$(3,283,915)

Total Futures Contracts					$2,398,560	$(4,340,630)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2020	USD	619,175	EUR	556,000	$5,928	$—
BNP	04/02/2020	USD	1,042,746	GBP	814,000	31,650	—
BNP	04/02/2020	EUR	422,000	USD	463,718	1,732	—
BNP	04/02/2020	GBP	200,000	USD	233,136	15,290	—
BNP	05/04/2020	USD	143,366	EUR	130,000	—	(210)
BNP	05/29/2020	USD	89,237	COP	372,736,000	—	(2,126)
BNP	06/17/2020	USD	128,000	IDR	1,900,160,000	12,323	—
BNP	06/17/2020	USD	119,000	INR	8,994,020	1,143	—
BNP	06/17/2020	INR	8,806,480	USD	121,695	—	(6,296)
CITI	04/02/2020	USD	249,067	EUR	221,000	5,312	—
CITI	04/02/2020	USD	870,567	GBP	681,000	24,676	—
CITI	04/02/2020	GBP	111,000	USD	136,448	1,429	—
CITI	04/02/2020	EUR	90,000	USD	97,308	1,959	—
CITI	04/13/2020	USD	224,133	MXN	5,096,000	9,822	—
CITI	04/13/2020	MXN	9,193,000	USD	480,275	—	(93,666)
CITI	04/24/2020	COP	364,033,000	USD	106,551	—	(17,088)
CITI	05/15/2020	USD	747,484	JPY	78,500,000	15,858	—
CITI	05/15/2020	JPY	78,600,000	USD	717,853	14,705	—
CITI	06/09/2020	USD	10,261	RUB	818,628	—	(50)
CITI	07/13/2020	USD	575,796	PEN	2,002,388	—	(5,245)
GSB	04/15/2020	USD	473,137	RUB	35,153,542	26,703	—
GSB	04/15/2020	RUB	35,153,542	USD	549,458	—	(103,024)
GSB	07/01/2020	USD	104,953	DKK	715,000	—	(1,028)
HSBC	04/01/2020	USD	107,765	DKK	715,000	2,133	—
HSBC	04/02/2020	USD	83,665	GBP	71,000	—	(4,526)
SCB	04/02/2020	GBP	1,102,000	USD	1,347,966	20,863	—
SCB	05/04/2020	USD	1,349,013	GBP	1,102,000	—	(20,822)
SCB	06/17/2020	IDR	1,842,640,000	USD	132,899	—	(20,723)

Total						$191,526	$(274,804)

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,685,335	$—	$6,685,335
Certificate of Deposit	—	200,000	—	200,000
Corporate Debt Securities	—	54,531,549	—	54,531,549
Foreign Government Obligations	—	7,094,184	—	7,094,184
Loan Assignment	—	—	405,789	405,789
Mortgage-Backed Securities	—	6,700,784	—	6,700,784
Municipal Government Obligations	—	1,611,128	—	1,611,128
U.S. Government Agency Obligations	—	46,031,370	—	46,031,370
U.S. Government Obligations	—	102,860,533	—	102,860,533
Short-Term U.S. Government Obligations	—	14,248,533	—	14,248,533
Other Investment Company	449,775	—	—	449,775
Repurchase Agreements	—	383,430,792	—	383,430,792
Exchange-Traded Options Purchased	4,078,980	—	—	4,078,980

Total Investments	$4,528,755	$623,394,208	$405,789	$628,328,752

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$33,142	$—	$33,142
Over-the-Counter Total Return Swap Agreements	—	128,966	—	128,966
Futures Contracts (Y)	2,398,560	—	—	2,398,560
Forward Foreign Currency Contracts (Y)	—	191,526	—	191,526

Total Other Financial Instruments	$2,398,560	$353,634	$—	$2,752,194

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(88,275,593)	$—	$(88,275,593)
Exchange-Traded Options Written	(51,328)	—	—	(51,328)
Centrally Cleared Credit Default Swap Agreements	—	(128,221)	—	(128,221)
Centrally Cleared Interest Rate Swap Agreements	—	(1,106,551)	—	(1,106,551)
Over-the-Counter Credit Default Swap Agreements	—	(6,330)	—	(6,330)
Over-the-Counter Total Return Swap Agreements	—	(8,598,023)	—	(8,598,023)
Futures Contracts (Y)	(4,340,630)	—	—	(4,340,630)
Forward Foreign Currency Contracts (Y)	—	(274,804)	—	(274,804)

Total Other Financial Instruments	$(4,391,958)	$(98,389,522)	$—	$(102,781,480)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $31,007,945, representing 8.7% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $3,527,907, representing 1.0% of the Portfolio’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2020; the maturity date disclosed is the ultimate maturity date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,634,670, collateralized by cash collateral of $449,775 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,279,163. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2020, the total value of such securities is $499,650, representing 0.1% of the Portfolio’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Fixed rate loan commitment at March 31, 2020.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the total value of securities is $725,876, representing 0.2% of the Portfolio’s net assets, and the total value of derivatives is $(8,271,065), representing (2.3)% of the Portfolio’s net assets.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2020 was $803,307 at a weighted average interest rate of 1.29%.
(N)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $104,948.
(O)	Rates disclosed reflect the yields at March 31, 2020.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swap agreements and forward foreign currency contracts. The total value of such securities is $7,084,936.
(Q)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,184,536.
(R)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2020 was $76,980,350 at a weighted average interest rate of 1.68%.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.3%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 1.57% (A), 04/25/2034	$ 87,427	$ 86,905
Adams Mill CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.10%, 2.93% (A), 07/15/2026 (B)	3,066,016	2,961,367
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.39%, 1.34% (A), 03/25/2036	150,361	144,209
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.38%, 1.33% (A), 02/25/2036	2,551,077	1,990,211
Aurium CLO II DAC
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B)	EUR 3,600,000	3,795,209
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 2.57% (A), 04/16/2026 (B)	$ 958,057	945,148
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 6,000,000	6,350,743
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 1.60% (A), 03/25/2035	$ 595,048	588,724
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 1.95% (A), 06/25/2035	203,196	199,185
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 1.87% (A), 12/25/2036	12,707,932	8,506,712
Series 2007-HE3, Class 1A2,
1-Month LIBOR + 0.20%, 1.15% (A), 04/25/2037	181,901	453,887
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 1.61% (A), 10/25/2032	5,881	5,650
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 1.92% (A), 06/25/2034	1,862,673	1,765,943
Series 2006-SD3, Class 21A1,
4.20% (A), 07/25/2036	75,042	70,600
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A1AR,
3-Month LIBOR + 0.78%, 2.60% (A), 07/18/2027 (B)	3,681,306	3,564,925

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cent CLO 19, Ltd.
Series 2013-19A, Class A1A,
3-Month LIBOR + 1.33%, 3.10% (A), 10/29/2025 (B)	$ 2,511,473	$ 2,475,953
Chesapeake Funding II LLC
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	5,147,551	5,147,916
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 2.65% (A), 10/25/2027 (B)	8,200,000	7,831,476
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 2.30% (A), 10/25/2037 (B)	3,718,718	3,567,464
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.89% (A), 10/25/2034	4,631,000	4,216,863
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 1.11% (A), 12/25/2036 (B)	8,484,537	5,015,073
Series 2007-AMC4, Class A2C,
1-Month LIBOR + 0.17%, 1.12% (A), 05/25/2037	362,702	357,138
Series 2007-FS1, Class 1A1,
4.49% (A), 10/25/2037 (B)	2,786,302	2,778,970
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 1.09% (A), 04/25/2047	3,494,530	3,142,940
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 1.09% (A), 06/25/2047	9,162,482	7,290,359
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 1.10% (A), 06/25/2047	2,258,244	2,174,534
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 1.09% (A), 08/25/2037	4,310,621	4,051,990
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 2.52% (A), 11/25/2034	2,500,000	2,169,831
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.73% (A), 10/15/2027 (B)	6,972,549	6,718,518
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	8,100,000	7,971,400
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 2.87% (A), 01/21/2028 (B)	6,700,000	6,337,503

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 2.27% (A), 12/25/2034	$ 2,959,700	$ 2,145,011
Series 2007-HS1, Class A1,
1-Month LIBOR + 0.85%, 1.80% (A), 02/25/2047	142,498	142,204
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 2.90% (A), 10/22/2025 (B)	2,503,582	2,460,321
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 1.55% (A), 11/25/2032	1,283	981
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 1.73% (A), 10/25/2034	3,227,054	2,995,715
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 1.17% (A), 04/25/2037	1,405,786	1,055,035
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 2.74% (A), 01/14/2028 (B)	7,000,000	6,697,012
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.83% (A), 05/15/2028 (B)	6,600,000	6,312,515
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 2.10% (A), 08/25/2037	3,108,965	2,347,447
Monarch Grove CLO Trust
Series 2018-1A, Class A1,
3-Month LIBOR + 0.88%, 2.67% (A), 01/25/2028 (B)	5,700,000	5,364,584
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.88% (A), 11/25/2034	1,220,225	1,161,512
Series 2005-WMC6, Class M3,
1-Month LIBOR + 0.77%, 1.71% (A), 07/25/2035	2,404,385	2,356,084
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 1.20% (A), 03/25/2037	2,733,936	1,252,262
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.02% (A), 04/18/2025 (B)	1,879,227	1,847,107
Navient Private Education Loan Trust
Series 2018-BA, Class A1,
1-Month LIBOR + 0.35%, 1.05% (A), 12/15/2059 (B)	486,950	486,323
OCP CLO, Ltd.
Series 2015-9A, Class A1R,
3-Month LIBOR + 0.80%, 2.63% (A), 07/15/2027 (B)	4,410,168	4,252,315

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 2.68% (A), 07/15/2027 (B)	$ 4,100,000	$ 3,961,641
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class A,
3.43%, 12/16/2024 (B)	6,700,000	6,668,293
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 1.09% (A), 03/25/2037	5,035,871	3,429,231
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 1.17% (A), 05/25/2037	7,876,082	4,938,367
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.42%, 1.37% (A), 12/25/2035	7,100,000	6,573,122
Series 2006-EMX1, Class M1,
1-Month LIBOR + 0.41%, 1.36% (A), 01/25/2036	1,130,835	1,110,779
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 1.11% (A), 11/25/2036	976,561	923,950
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 1.29% (A), 12/15/2025 (B)	4,297,256	4,236,656
Series 2005-3, Class A5,
3-Month LIBOR + 0.09%, 1.88% (A), 10/25/2024	442,623	442,355
Sofi Professional Loan Program LLC
Series 2018-A, Class A2A,
2.39%, 02/25/2042 (B)	1,518,203	1,518,335
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	1,782,589	1,771,976
Soundview Home Loan Trust
Series 2005-3, Class M3,
1-Month LIBOR + 0.83%, 1.77% (A), 06/25/2035	91,546	88,986
Series 2006-OPT2, Class A3,
1-Month LIBOR + 0.18%, 1.13% (A), 05/25/2036	826,586	819,881
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 1.06% (A), 02/25/2037	1,217,013	343,644
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.42%, 1.37% (A), 11/25/2035	6,000,000	5,595,367
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 2.62% (A), 07/20/2027 (B)	6,934,595	6,595,334
TICP CLO III, Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 2.66% (A), 04/20/2028 (B)	5,500,000	5,335,055
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 2.93% (A), 10/20/2028 (B)	7,900,000	7,578,573

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	$ 17,376	$ 18,076
Series 2004-20C, Class 1,
4.34%, 03/01/2024	147,407	152,595
Series 2008-20L, Class 1,
6.22%, 12/01/2028	470,005	519,108
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 2.41% (A), 02/28/2026 (B)	5,390,322	5,152,604
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR,
3-Month LIBOR + 0.85%, 2.68% (A), 01/15/2028 (B)	7,000,000	6,601,770
Venture XX CLO, Ltd.
Series 2015-20A, Class AR,
3-Month LIBOR + 0.82%, 2.65% (A), 04/15/2027 (B)	4,440,771	4,270,272
Voya CLO, Ltd.
Series 2014-3A, Class A1R,
3-Month LIBOR + 0.72%, 2.51% (A), 07/25/2026 (B)	3,520,213	3,427,166
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 1.64% (A), 10/25/2035	1,651,000	1,348,414
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 1.20% (A), 04/25/2037	4,102,846	1,773,214
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	1,092,475	1,090,975

Total Asset-Backed Securities (Cost $232,195,617)		229,839,513

CORPORATE DEBT SECURITIES - 47.5%
Aerospace & Defense - 0.2%
Spirit AeroSystems, Inc.
3.95%, 06/15/2023	4,200,000	3,613,708
United Technologies Corp.
3.65%, 08/16/2023	799,000	840,158

		4,453,866

Airlines - 0.7%
Continental Airlines Pass-Through Trust
4.15%, 10/11/2025	1,666,192	1,795,472
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	5,867,558	6,179,502
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,600,000	3,149,459
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	4,437,986	3,994,188

		15,118,621

Auto Components - 0.0% (C)
ZF North America Capital, Inc.
4.50%, 04/29/2022 (B)	800,000	750,614

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.4%
BMW Finance NV
2.25%, 08/12/2022 (B)	$ 6,700,000	$ 6,453,079
Volkswagen Bank GmbH
1.88%, 01/31/2024, MTN (D)	EUR 2,300,000	2,486,671

		8,939,750

Banks - 14.4%
AIB Group PLC
4.75%, 10/12/2023 (B)	$ 6,600,000	6,587,917
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (D) (E) (F)	EUR 1,600,000	282,342
4.00%, 01/21/2019, MTN (D) (E) (F)	800,000	141,171
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	6,834,709
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	16,197,000	16,524,118
4.10%, 07/24/2023	4,100,000	4,368,092
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 2.78% (A), 07/20/2023 (B)	8,000,000	7,618,872
Barclays Bank PLC
7.63%, 11/21/2022	3,100,000	3,171,300
10.18%, 06/12/2021 (B)	5,520,000	5,897,045
Barclays PLC
3-Month LIBOR + 1.63%, 3.46% (A), 01/10/2023	5,200,000	4,999,852
3-Month LIBOR + 2.11%, 3.84% (A), 08/10/2021	5,200,000	5,022,251
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	5,700,500
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	3,223,250
BBVA USA
2.50%, 08/27/2024	$ 4,000,000	3,899,156
Citibank, NA
3.05%, 05/01/2020	9,500,000	9,496,204
Citigroup, Inc.
2.70%, 10/27/2022	6,800,000	6,761,468
2.75%, 04/25/2022	8,400,000	8,445,528
2.90%, 12/08/2021	3,700,000	3,728,464
3-Month LIBOR + 1.43%, 3.01% (A), 09/01/2023	4,300,000	4,203,225
Cooperatieve Rabobank UA
3-Month LIBOR + 0.43%, 2.22% (A), 04/26/2021	3,700,000	3,534,377
4.38%, 08/04/2025	7,400,000	7,579,124
Fixed until 06/29/2021 (G), 6.63% (A) (D)	EUR 3,200,000	3,361,637
HSBC Holdings PLC
3-Month LIBOR + 0.65%, 1.43% (A), 09/11/2021	$ 6,500,000	6,354,849
ING Groep NV
4.63%, 01/06/2026 (B)	900,000	948,374
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (B)	5,900,000	5,374,532
JPMorgan Chase & Co.
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,151,126
3.90%, 07/15/2025	6,150,000	6,545,705
JPMorgan Chase Bank NA
Fixed until 04/26/2020, 3.09% (A), 04/26/2021	17,200,000	17,192,966
Lloyds Bank PLC
2.25%, 08/14/2022	8,100,000	8,085,420
7.50% (H), 04/02/2032, MTN (D)	9,600,000	8,578,166

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 03/17/2022, 2.86% (A), 03/17/2023	$ 5,400,000	$ 5,324,757
4.05%, 08/16/2023	5,100,000	5,255,781
Fixed until 06/27/2023 (G), 7.63% (A) (D)	GBP 2,500,000	2,608,411
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	$ 5,100,000	5,203,324
3.46%, 03/02/2023	4,900,000	5,026,406
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,410,886
NatWest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 5,800,000	6,256,560
Royal Bank of Scotland Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 5,000,000	4,937,641
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,034,703
Fixed until 08/15/2021 (G), 8.63% (A)	3,800,000	3,705,000
Santander PLC
3.75%, 11/15/2021	8,100,000	7,884,716
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.12% (A), 05/17/2021 (B)	6,700,000	6,478,801
3.25%, 05/17/2021 (B)	6,800,000	6,808,160
Societe Generale SA
4.25%, 09/14/2023 (B)	6,500,000	6,642,191
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	6,700,000	6,726,271
Sumitomo Mitsui Financial Group, Inc.
3-Month LIBOR + 1.68%, 2.68% (A), 03/09/2021	6,000,000	5,935,573
Synchrony Bank
3.65%, 05/24/2021	6,900,000	6,789,757
Toronto-Dominion Bank
3.35%, 10/22/2021 (B)	8,100,000	8,360,167
UniCredit SpA
6.57%, 01/14/2022 (B)	7,000,000	7,131,367
7.83%, 12/04/2023 (B)	12,500,000	13,341,126
Wells Fargo & Co.
2.10%, 07/26/2021	4,000,000	3,986,660
2.63%, 07/22/2022, MTN	5,400,000	5,417,511
3-Month LIBOR + 1.23%, 3.01% (A), 10/31/2023	2,000,000	1,908,172
Wells Fargo Bank NA
3.55%, 08/14/2023	8,000,000	8,375,777

		323,161,458

Beverages - 0.6%
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	706,533
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023	6,700,000	6,969,523
Molson Coors Beverage Co.
2.10%, 07/15/2021	2,400,000	2,350,819
Pernod Ricard SA
4.45%, 01/15/2022 (B)	4,000,000	4,109,742

		14,136,617

Biotechnology - 0.8%
AbbVie, Inc.
2.95%, 11/21/2026 (B)	6,400,000	6,429,356
3.38%, 11/14/2021	8,200,000	8,381,371
3.75%, 11/14/2023	2,700,000	2,797,498

		17,608,225

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 4.6%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.02% (A), 06/12/2024 (B)	$ 6,600,000	$ 5,830,449
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,586,195
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/2021	3,700,000	3,723,393
3-Month LIBOR + 2.29%, 4.11% (A), 04/16/2021	5,300,000	5,303,163
Deutsche Bank AG
2.70%, 07/13/2020	7,000,000	6,862,570
3.15%, 01/22/2021	8,200,000	8,010,983
3.30%, 11/16/2022	4,500,000	4,216,266
3.38%, 05/12/2021	6,400,000	6,063,529
3.70%, 05/30/2024	8,200,000	7,754,399
4.25%, 10/14/2021	4,100,000	3,919,339
5.00%, 02/14/2022	5,300,000	5,239,779
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.75%, 2.43% (A), 02/23/2023	3,500,000	3,356,745
3-Month LIBOR + 0.78%, 2.56% (A), 10/31/2022	4,900,000	4,720,106
3.75%, 05/22/2025	10,700,000	11,076,095
Morgan Stanley
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,800,000	1,843,432
UBS Group AG
3.00%, 04/15/2021 (B)	11,000,000	11,021,194
4.13%, 09/24/2025 (B)	2,200,000	2,285,197
4.25%, 03/23/2028 (B)	4,900,000	5,135,303

		102,948,137

Chemicals - 0.3%
Sasol Financing USA LLC
5.88%, 03/27/2024	5,300,000	2,224,993
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	4,710,192

		6,935,185

Construction & Engineering - 0.0% (C)
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	733,835	587,068
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (I)	3,621,681	362,168
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 04/30/2020 (B) (G)	500,930	4,258

		953,494

Consumer Finance - 5.7%
American Express Co.
3.38%, 05/17/2021	4,010,000	4,057,154
3.40%, 02/27/2023	8,300,000	8,503,470
Capital One Financial Corp.
2.40%, 10/30/2020	3,000,000	2,993,796
4.25%, 04/30/2025 (J)	6,000,000	6,147,139
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	8,000,000	7,678,530
3.35%, 05/04/2021 (B)	6,800,000	6,731,170
3.40%, 02/22/2022 (B)	8,000,000	7,776,277
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.37%, Zero Coupon (A), 12/01/2021, MTN	EUR 800,000	772,030

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
3-Month LIBOR + 0.93%, 2.13% (A), 09/24/2020, MTN	$ 14,500,000	$ 13,775,000
3.20%, 01/15/2021	6,500,000	6,280,625
5.60%, 01/07/2022	6,500,000	6,288,750
5.75%, 02/01/2021	6,500,000	6,305,000
General Motors Financial Co., Inc.
3-Month EURIBOR + 0.55%, 0.18% (A), 03/26/2022, MTN (D)	EUR 1,900,000	1,965,085
3-Month LIBOR + 0.85%, 2.73% (A), 04/09/2021	$ 4,100,000	3,691,089
3-Month LIBOR + 0.93%, 2.78% (A), 04/13/2020	8,400,000	8,382,276
3.20%, 07/13/2020	7,000,000	6,979,563
4.20%, 11/06/2021	6,400,000	6,108,442
Nissan Motor Acceptance Corp.
2.60%, 09/28/2022, MTN (D)	6,130,000	5,840,700
Springleaf Finance Corp.
6.88%, 03/15/2025	5,600,000	5,639,872
Volkswagen Group of America Finance LLC
3-Month LIBOR + 0.86%, 2.06% (A), 09/24/2021 (B)	5,400,000	4,945,581
3-Month LIBOR + 0.77%, 2.48% (A), 11/13/2020 (B)	6,700,000	6,615,453

		127,477,002

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	7,500,000	6,381,564
4.13%, 07/03/2023	5,400,000	4,571,864
Aircastle, Ltd.
5.13%, 03/15/2021	2,400,000	2,382,273
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,100,000	994,384
3.88%, 05/01/2023 (B)	3,900,000	3,644,462
4.13%, 08/01/2025 (B)	5,300,000	4,559,712
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/2021, MTN (D)	4,100,000	4,021,380
NTT Finance Corp.
1.90%, 07/21/2021, MTN (D)	3,400,000	3,373,299
Tayarra, Ltd.
3.63%, 02/15/2022	2,388,540	2,441,125
Washington Prime Group, LP
6.45%, 08/15/2024 (J)	22,800,000	13,395,000

		45,765,063

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.96% (A), 06/12/2024	6,700,000	6,222,303
3-Month LIBOR + 0.75%, 2.33% (A), 06/01/2021	7,900,000	7,671,346
3-Month LIBOR + 0.95%, 2.78% (A), 07/15/2021	7,000,000	6,840,290
3.40%, 06/15/2022	2,100,000	2,134,368

		22,868,307

Electric Utilities - 2.3%
Duke Energy Corp.
3.05%, 08/15/2022	7,060,000	7,098,988
Edison International
3.55%, 11/15/2024	3,900,000	3,873,277
Emera US Finance, LP
2.70%, 06/15/2021	1,214,000	1,228,036
Enel Finance International NV
4.25%, 09/14/2023 (B)	1,746,000	1,786,258

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Evergy, Inc.
2.45%, 09/15/2024	$ 1,500,000	$ 1,471,493
FirstEnergy Corp.
3.90%, 07/15/2027	3,100,000	3,149,067
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,305,788
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,012,910
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/2022	6,700,000	6,612,435
2.20%, 12/02/2026, MTN	AUD 7,700,000	4,641,218
3.20%, 02/25/2022	$ 6,700,000	6,809,086
Progress Energy, Inc.
4.40%, 01/15/2021	4,400,000	4,432,617
Southern Co.
2.75%, 06/15/2020	1,800,000	1,801,558

		51,222,731

Equity Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,264,868
4.30%, 01/15/2026	4,100,000	4,229,719
American Tower Corp.
2.40%, 03/15/2025	5,100,000	5,006,982
3.38%, 05/15/2024	7,800,000	7,816,342
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	5,500,000	5,642,441
Boston Properties, LP
3.40%, 06/21/2029	6,500,000	6,249,618
Brandywine Operating Partnership, LP
3.95%, 11/15/2027	2,500,000	2,343,432
CBL & Associates, LP
5.95%, 12/15/2026	7,100,000	1,313,500
Crown Castle International Corp.
5.25%, 01/15/2023	4,000,000	4,170,276
Digital Realty Trust, LP
3.70%, 08/15/2027	1,600,000	1,588,540
Hudson Pacific Properties, LP
4.65%, 04/01/2029	1,200,000	1,230,267
MPT Operating Partnership, LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	1,213,378
Sabra Health Care, LP
3.90%, 10/15/2029	$ 900,000	804,289
Service Properties Trust
4.25%, 02/15/2021	1,900,000	1,806,551
4.35%, 10/01/2024	6,500,000	4,771,300
Simon Property Group, LP
2.00%, 09/13/2024	6,800,000	6,547,691
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025, MTN (D)	EUR 4,900,000	5,309,417
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	$ 4,200,000	4,158,544
Welltower, Inc.
4.25%, 04/15/2028	5,900,000	5,944,555

		71,411,710

Food Products - 1.4%
Campbell Soup Co.
3.30%, 03/15/2021	2,900,000	2,893,087
Conagra Brands, Inc.
3.80%, 10/22/2021	2,761,000	2,778,675
Kraft Heinz Foods Co.
3.38%, 06/15/2021	8,000,000	8,015,821

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mondelez International Holdings BV
2.00%, 10/28/2021 (B)	$ 2,600,000	$ 2,589,059
Mondelez International, Inc.
3.63%, 05/07/2023	6,800,000	7,135,267
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.15% (A), 08/21/2020	8,800,000	8,781,071

		32,192,980

Gas Utilities - 0.6%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	5,938,256
CenterPoint Energy Resources Corp.
3.55%, 04/01/2023	6,900,000	6,971,748

		12,910,004

Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,000,000	2,000,000

Health Care Providers & Services - 1.0%
CVS Health Corp.
2.80%, 07/20/2020	8,100,000	8,101,498
3.50%, 07/20/2022	1,500,000	1,538,818
3.70%, 03/09/2023	5,600,000	5,816,541
4.00%, 12/05/2023	400,000	421,603
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,459,000
5.88%, 02/01/2029	100,000	105,750

		21,443,210

Hotels, Restaurants & Leisure - 1.0%
Choice Hotels International, Inc.
3.70%, 12/01/2029	2,400,000	1,920,000
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	5,128,880
Marriott International, Inc.
4.15%, 12/01/2023	7,000,000	6,412,786
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,000,000	3,480,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	5,766,000

		22,707,666

Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	5,400,000	5,301,452

Industrial Conglomerates - 0.2%
General Electric Co.
0.38%, 05/17/2022	EUR 1,800,000	1,900,081
4.65%, 10/17/2021, MTN	$ 2,300,000	2,340,161

		4,240,242

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.00% (A), 03/29/2023	5,600,000	5,296,134
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 6.45% (A), 02/12/2023 (B)	5,319,051	5,053,099

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
American International Group, Inc.
3.75%, 07/10/2025	$ 2,200,000	$ 2,202,053
Jackson National Life Global Funding
2.38%, 09/15/2022 (B)	6,500,000	6,480,651

		19,031,937

Internet & Catalog Retail - 0.0% (C)
Expedia Group, Inc.
3.80%, 02/15/2028	1,200,000	1,037,270

IT Services - 0.3%
PayPal Holdings, Inc.
2.85%, 10/01/2029	6,700,000	6,629,473

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp.
3-Month LIBOR + 1.30%, 2.04% (A), 09/15/2021	6,600,000	6,406,434

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.41% (A), 02/01/2024	3,500,000	3,399,561
4.46%, 07/23/2022	3,800,000	3,941,543
Discovery Communications LLC
2.80%, 06/15/2020	500,000	498,830
Time Warner Cable LLC
4.00%, 09/01/2021	2,400,000	2,404,748

		10,244,682

Oil, Gas & Consumable Fuels - 0.4%
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,600,000	1,640,262
Enbridge, Inc.
3-Month LIBOR + 0.70%, 1.44% (A), 06/15/2020	5,300,000	5,242,946
Petrobras Global Finance BV
5.09%, 01/15/2030 (B)	2,873,000	2,607,247

		9,490,455

Pharmaceuticals - 1.3%
Allergan Funding SCS
3.45%, 03/15/2022	300,000	311,502
Allergan Sales LLC
5.00%, 12/15/2021 (B)	1,200,000	1,243,306
Bayer US Finance II LLC
3.50%, 06/25/2021 (B)	2,000,000	2,003,866
3.88%, 12/15/2023 (B)	13,800,000	14,121,786
4.25%, 12/15/2025 (B)	3,800,000	3,946,924
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	900,000	892,458
Teva Pharmaceutical Finance II BV
1.25%, 03/31/2023 (D)	EUR 2,800,000	2,705,531
3.25%, 04/15/2022	3,800,000	3,986,412

		29,211,785

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
5.25%, 05/15/2024 (B)	$ 2,400,000	$ 2,043,858
5.50%, 01/15/2023 (B)	1,700,000	1,525,501
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (B)	3,400,000	3,072,294

		6,641,653

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	5,959,000	5,892,676
3.63%, 01/15/2024	5,000,000	4,911,409
Broadcom, Inc.
3.13%, 10/15/2022 (B)	5,300,000	5,249,313
Microchip Technology, Inc.
3.92%, 06/01/2021	4,600,000	4,482,173
NXP BV / NXP Funding LLC
4.13%, 06/01/2021 (B)	10,200,000	10,291,674

		30,827,245

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	7,100,000	7,063,004

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	6,500,000	6,679,730

Tobacco - 0.4%
BAT Capital Corp.
3.56%, 08/15/2027	3,400,000	3,202,235
JT International Financial Services BV
3.50%, 09/28/2023, MTN (D)	4,500,000	4,678,280

		7,880,515

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.88%, 04/01/2021	1,800,000	1,646,845
4.25%, 02/01/2024, MTN	5,000,000	4,231,788
BOC Aviation, Ltd.
4.00%, 01/25/2024, MTN (D)	2,000,000	2,146,915

		8,025,548

Wireless Telecommunication Services - 0.1%
Sprint Corp.
7.13%, 06/15/2024	200,000	219,530
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (B)	2,700,000	2,686,500

		2,906,030

Total Corporate Debt Securities (Cost $1,113,466,552)		1,066,622,095

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
Israel - 0.3%
State of Israel
2.75%, 07/03/2030	6,400,000	6,400,000

Japan - 1.3%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	9,487,559
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,684,016
3.38%, 09/27/2023 (B)	10,500,000	11,426,255

		29,597,830

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kuwait - 0.1%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	$ 1,300,000	$ 1,306,747

Qatar - 0.7%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	7,300,000	7,989,412
5.10%, 04/23/2048 (D)	6,900,000	8,366,526

		16,355,938

Spain - 2.0%
Spain Government Bond
1.40%, 07/30/2028 (B) (D)	EUR 11,000,000	12,959,871
1.45%, 04/30/2029 (B) (D)	7,400,000	8,763,445
1.85%, 07/30/2035 (B) (D)	4,500,000	5,525,271
0.60%, 10/31/2029, MTN (B) (D)	15,600,000	17,137,786

		44,386,373

Total Foreign Government Obligations (Cost $95,319,865)		98,046,888

LOAN ASSIGNMENT - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 2.74% (A), 05/30/2025	$ 4,235,500	3,646,058

Total Loan Assignment (Cost $4,235,500)		3,646,058

MORTGAGE-BACKED SECURITIES - 8.3%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
4.06% (A), 01/25/2036	107,370	87,174
Series 2005-4, Class 1A1,
2.71% (A), 08/25/2035	72,396	50,318
Series 2005-5, Class 2A1,
4.40% (A), 09/25/2035	66,484	56,666
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	22,199	21,765
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 1.16% (A), 05/25/2035	134,025	109,069
Series 2005-56, Class 5A2,
1-Month LIBOR + 0.77%, 1.72% (A), 11/25/2035	317,470	252,475
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 2.97% (A), 12/25/2035	12,230	10,241
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 3.97% (A), 01/25/2036	7,478,188	5,543,345
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	3,465,507	3,063,008
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 1.49% (A), 08/25/2035	3,838,193	2,252,089
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.96% (A), 09/20/2046	2,172,117	1,771,896

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.96% (A), 03/20/2047	$ 1,892,367	$ 1,369,292
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	838,903	409,679
Series 2007-HY4, Class 1A1,
3.51% (A), 06/25/2037	958,528	741,331
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 2.67% (A), 02/25/2047	3,285,410	1,428,917
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 1.70% (A), 05/15/2035 (B)	7,500,000	5,776,161
Banc of America Funding Trust
Series 2005-D, Class A1,
4.41% (A), 05/25/2035	1,937,111	1,805,407
Series 2006-D, Class 5A1,
3.93% (A), 05/20/2036	179,887	142,977
Series 2006-J, Class 4A1,
4.18% (A), 01/20/2047	41,569	35,864
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	4,390,117	4,370,379
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
1-Month LIBOR + 0.50%, 2.13% (A), 05/26/2035 (B)	36,386	34,680
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
3.76% (A), 10/25/2035	1,595,804	1,352,322
Series 2006-6, Class 31A1,
3.88% (A), 11/25/2036	2,655,121	2,165,835
Series 2006-6, Class 32A1,
3.78% (A), 11/25/2036	542,165	401,813
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.16%, 1.11% (A), 02/25/2034	267,074	231,570
Series 2006-R1, Class 2E21,
3.72% (A), 08/25/2036	485,628	404,373
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.22% (A), 08/25/2033	217,199	200,899
Series 2003-8, Class 2A1,
4.10% (A), 01/25/2034	19,944	19,035
Series 2003-8, Class 4A1,
4.26% (A), 01/25/2034	56,285	52,333
Series 2003-9, Class 2A1,
4.00% (A), 02/25/2034	31,616	29,961
Series 2004-10, Class 22A1,
4.38% (A), 01/25/2035	59,138	48,646
Series 2006-4, Class 1A1,
4.32% (A), 10/25/2036	99,766	90,806
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.73% (A), 01/26/2036	201,793	161,740
Series 2007-R6, Class 2A1,
2.21% (A), 12/26/2046	170,267	140,717
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.76% (A), 02/15/2041 (D)	GBP 1,490,753	1,811,959

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.79% (A), 08/25/2034	$ 14,524	$ 13,210
Series 2005-HY10, Class 5A1,
3.50% (A), 02/20/2036	71,843	58,350
Series 2006-OA5, Class 2A2,
1-Month LIBOR + 0.30%, 1.25% (A), 04/25/2046	19,050	1,266
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	7,200,000	7,339,071
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 3.84% (A), 09/25/2035	108,429	102,813
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	66,033	60,773
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
3.95% (A), 06/25/2033	152,302	133,123
CSMC Trust
Series 2008-3R, Class 1A2,
3.98% (A), 07/26/2037 (B)	748,590	544,376
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	6,473,063
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
2.98% (A), 08/25/2035	66,994	56,228
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.46% (A), 06/13/2045 (D)	GBP 1,551,908	1,807,149
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.62% (A), 08/25/2035	$ 20,738	15,724
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	5,961,843
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	4,400,000	4,471,414
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	1,536,060
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 1.29% (A), 12/25/2034	193,660	166,906
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	2,669,241	2,446,545
Series 2005-AR6, Class 2A1,
4.10% (A), 09/25/2035	95,093	89,011
Series 2006-AR1, Class 2A1,
3.93% (A), 01/25/2036	1,998	1,816
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.20%, 0.95% (A), 09/19/2046	248,860	194,689
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.76% (A), 05/25/2053 (B)	GBP 23,569,139	27,921,986

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	$ 8,105,247
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 1.12% (A), 01/25/2037	5,440,796	4,878,837
Series 2006-R1, Class A3,
3.51% (A), 12/25/2035	2,789,878	2,250,555
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 1.35% (A), 03/25/2036	220,309	15,827
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	5,814,289	5,932,935
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	5,300,000	5,510,281
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
4.15% (A), 10/25/2037	685,199	538,753
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	342,133	311,171
RALI Trust
Series 2005-QA13, Class 2A1,
4.56% (A), 12/25/2035	1,515,799	1,203,029
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 1.75% (A), 10/25/2045	173,292	134,192
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 1.10% (A), 02/25/2047	3,391,474	1,499,194
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
4.92% (A), 01/25/2034 (B)	267,121	245,102
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	126,789	120,925
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 1.29% (A), 06/25/2035 (B)	270,755	240,906
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 1.29% (A), 01/25/2036 (B)	2,572,700	2,330,067
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,789,082	1,481,909
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,936	3,032
Series 2005-SA4, Class 1A21,
4.23% (A), 09/25/2035	374,013	262,347
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.93% (A), 06/12/2044 (D)	6,725,287	5,773,847
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 1.31% (A), 01/20/2035	388,931	325,038
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 1.53% (A), 10/20/2027	7,145	6,374

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.83% (A), 09/25/2034	$ 38,915	$ 37,293
Series 2004-20, Class 3A1,
3.56% (A), 01/25/2035	51,377	45,225
Series 2005-1, Class 1A1,
3.74% (A), 02/25/2035	178,019	157,376
Series 2005-17, Class 3A1,
3.98% (A), 08/25/2035	32,249	27,498
Series 2005-18, Class 3A1,
4.04% (A), 09/25/2035	804,739	603,972
Series 2006-8, Class 1A2,
3.71% (A), 09/25/2036	2,590,215	1,848,325
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 1.00% (A), 07/19/2035	43,373	35,718
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 1.00% (A), 07/19/2035	25,055	21,573
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.00% (A), 07/19/2035	64,321	56,761
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 1.23% (A), 02/25/2036	133,290	111,188
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 1.41% (A), 09/19/2032	9,049	8,199
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 1.61% (A), 07/20/2045 (B)	GBP 22,349,481	26,924,489
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.72% (A), 10/20/2051 (B)	12,983,782	15,630,410
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.39% (A), 09/25/2033	$ 556,937	479,804
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.29%, 1.24% (A), 10/25/2045	1,608,550	1,459,696
Series 2006-AR10, Class 1A1,
3.73% (A), 09/25/2036	508,217	429,379
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 2.95% (A), 07/25/2046	112,539	91,494
Series 2007-HY1, Class 1A1,
3.48% (A), 02/25/2037	269,710	213,428
Series 2007-HY4, Class 2A2,
3.41% (A), 04/25/2037	2,168,605	1,737,843

Total Mortgage-Backed Securities (Cost $198,376,840)		186,929,397

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
6.95%, 07/01/2040	3,000,000	3,037,350

The notes are an integral part of this report. Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	$ 2,000,000	$ 2,152,760

Kentucky - 0.0% (C)
Kentucky State Property & Building Commission, Revenue Bonds,
Series C,
4.40%, 11/01/2020	600,000	610,500

Total Municipal Government Obligations (Cost $6,072,453)		5,800,610

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.8%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/2048 - 08/01/2049	3,036,793	3,235,966
12-Month LIBOR + 1.35%, 3.75% (A), 09/01/2035	31,911	31,765
4.00%, 12/01/2047 - 01/01/2049	12,771,151	13,629,746
12-Month LIBOR + 1.87%, 4.17% (A), 09/01/2035	164,651	166,340
1-Year CMT + 2.22%, 4.65% (A), 08/01/2023	6,214	6,291
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.24% (A), 08/25/2022	16,705,779	410,309
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 1.05% (A), 12/15/2029	14,625	14,525
1-Month LIBOR + 0.40%, 1.10% (A), 06/15/2041	4,381,815	4,342,378
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.17% (A), 10/25/2044	553,918	544,964
12-MTA + 1.40%, 3.37% (A), 07/25/2044	268,763	282,105
6.50%, 07/25/2043	41,384	51,009
Federal National Mortgage Association
3.00%, 08/01/2049	3,135,539	3,297,855
3.00%, TBA (K)	25,220,000	26,369,677
12-MTA + 1.20%, 3.25% (A), 06/01/2043	62,653	61,519
6-Month LIBOR + 1.38%, 3.26% (A), 08/01/2035	209,695	212,599
6-Month LIBOR + 1.61%, 3.48% (A), 08/01/2036	45,611	45,981
12-Month LIBOR + 1.36%, 3.48% (A), 12/01/2034	4,082	4,072
3.50%, 04/01/2045 - 05/01/2049	7,059,499	7,530,942
6-Month LIBOR + 1.75%, 3.75% (A), 05/01/2035	50,085	50,609
4.00%, 12/01/2040 - 03/01/2049	54,508,420	58,131,395
1-Year CMT + 1.81%, 4.07% (A), 08/01/2035	7,172	7,248
1-Year CMT + 2.04%, 4.12% (A), 09/01/2035	262,344	267,198
1-Year CMT + 2.18%, 4.18% (A), 10/01/2035	3,398	3,434
1-Year CMT + 2.22%, 4.31% (A), 01/01/2028	12,708	12,833
1-Year CMT + 2.24%, 4.46% (A), 01/01/2036	2,310,141	2,331,023
4.50%, 07/01/2041 - 12/01/2047	9,915,926	10,726,958

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year CMT + 2.16%, 4.53% (A), 07/01/2032	$ 3,036	$ 3,054
5.00%, 12/01/2022 - 06/01/2037	153,555	164,857
5.50%, 01/01/2025 - 09/01/2027	64,992	69,002
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.11% (A), 09/25/2046	2,884,729	2,900,477
Government National Mortgage Association
1-Month LIBOR + 0.37%, 2.03% (A), 06/20/2061 - 10/20/2066	513,395	512,361
1-Month LIBOR + 0.58%, 2.24% (A), 06/20/2065	4,420,571	4,335,509
1-Month LIBOR + 0.60%, 2.26% (A), 04/20/2065 - 10/20/2065	38,198,347	37,551,992
1-Month LIBOR + 0.62%, 2.28% (A), 09/20/2065	5,357,503	5,265,387
1-Month LIBOR + 0.68%, 2.34% (A), 03/20/2062	9,631	9,591
1-Month LIBOR + 0.70%, 2.36% (A), 10/20/2065	174,214	173,758
1-Month LIBOR + 0.75%, 2.41% (A), 08/20/2067	3,264,543	3,235,250
1-Month LIBOR + 0.77%, 2.43% (A), 10/20/2066	7,076,516	6,989,649
1-Month LIBOR + 0.78%, 2.44% (A), 09/20/2066	9,868,995	9,757,054
1-Month LIBOR + 0.80%, 2.46% (A), 06/20/2066	5,394,200	5,334,425
1-Month LIBOR + 0.95%, 2.61% (A), 12/20/2066	2,637,667	2,624,617
12-Month LIBOR + 0.80%, 2.92% (A), 09/20/2067	4,729,900	4,734,338
3.00%, TBA (K)	14,000,000	14,789,687
3.50%, TBA (K)	11,000,000	11,593,905
4.00%, 10/20/2044 - 04/20/2048	12,630,054	13,604,697
4.00%, TBA (K)	313,700,000	333,483,685
4.50%, 06/20/2048	4,244,917	4,542,727
4.50%, TBA (K)	72,100,000	76,518,297
5.00%, 08/20/2048 - 04/20/2049	11,670,096	12,524,070
5.00%, TBA (K)	14,175,000	15,078,656
Uniform Mortgage-Backed Security
2.50%, TBA (K)	101,300,000	104,716,820
3.00%, TBA (K)	229,680,000	240,655,828
3.50%, TBA (K)	179,720,000	189,863,516
4.00%, TBA (K)	8,300,000	8,851,261
5.00%, TBA (K)	11,000,000	11,560,313

Total U.S. Government Agency Obligations (Cost $1,233,296,265)		1,253,213,524

U.S. GOVERNMENT OBLIGATIONS - 37.2%
U.S. Treasury - 29.1%
U.S. Treasury Bond
2.00%, 02/15/2050 (J) (L)	21,400,000	24,791,398
2.75%, 08/15/2042 - 11/15/2042 (L)	27,300,000	35,290,476
2.88%, 05/15/2043 (L)	13,800,000	18,213,305
2.88%, 08/15/2045 (J) (L)	18,900,000	25,324,524
3.00%, 11/15/2044 (J) (L)	33,600,000	45,552,938
3.00%, 05/15/2045 (L)	21,700,000	29,559,469
3.13%, 02/15/2043 - 08/15/2044 (L)	54,400,000	75,037,290
3.38%, 05/15/2044 (L)	42,300,000	60,508,828
3.63%, 08/15/2043 - 02/15/2044 (L)	31,800,000	47,029,578
3.75%, 11/15/2043 (L)	12,400,000	18,667,812
4.25%, 05/15/2039 (L)	2,000,000	3,110,781
4.38%, 11/15/2039 - 05/15/2040	1,800,000	2,857,585
4.50%, 08/15/2039 (J) (L)	3,100,000	4,968,113
4.63%, 02/15/2040	1,100,000	1,798,930

The notes are an integral part of this report. Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.75%, 09/30/2022 (M) (N) (O)	$ 5,600,000	$ 5,808,469
1.75%, 06/30/2024 (J) (L)	19,600,000	20,756,094
1.88%, 07/31/2022 - 08/31/2022 (L) (M) (N) (O)	48,800,000	50,681,500
2.00%, 10/31/2022 (M)	200,000	208,938
2.13%, 09/30/2024 (L) (M)	65,900,000	71,084,477
2.25%, 10/31/2024 (L) (M) (N)	14,500,000	15,737,031
2.25%, 08/15/2027 (L) (M)	62,700,000	70,348,910
2.63%, 02/15/2029 (L)	22,800,000	26,649,281

		653,985,727

U.S. Treasury Inflation-Protected Securities - 8.1%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	13,926,544	15,596,777
0.75%, 02/15/2045 (L)	1,204,907	1,377,563
0.88%, 01/15/2029 - 02/15/2047 (L)	27,253,094	30,761,293
1.00%, 02/15/2048 (L)	5,543,345	6,823,893
1.00%, 02/15/2049 (J) (L)	1,537,575	1,910,269
1.38%, 02/15/2044 (L)	3,320,250	4,255,828
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 (L) (N) (O)	30,017,561	29,605,561
0.38%, 01/15/2027 (L)	8,115,356	8,304,338
0.63%, 01/15/2026 (L)	12,483,825	12,894,271
0.75%, 07/15/2028 (L)	65,251,330	69,778,773

		181,308,566

Total U.S. Government Obligations (Cost $735,368,070)		835,294,293

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (P)	23,214,484	23,214,484

Total Other Investment Company (Cost $23,214,484)		23,214,484

	Principal	Value
REPURCHASE AGREEMENT - 2.7%

RBC Capital Markets LLC, 0.01% (P), dated 03/31/2020, to be repurchased at $60,500,017 on 04/01/2020. Collateralized by U.S. Government Obligations, 1.63% - 3.63%, due 05/15/2026 - 08/15/2043, and with a total value of $63,570,765.

	$ 60,500,000	$ 60,500,000

Total Repurchase Agreement (Cost $60,500,000)		60,500,000

Total Investments Excluding Options Purchased (Cost $3,702,045,646)		3,763,106,862
Total Options Purchased - 0.0% (C) (Cost $22,024)		385,835

Total Investments Before Securities Sold Short (Cost $3,702,067,670)		3,763,492,697

TBA SHORT COMMITMENTS - (5.5)%
U.S. GOVERNMENT AGENCY OBLIGATION - (5.5)%
Government National Mortgage Association
3.50%, TBA, (K)	(11,000,000)	(11,593,905)
Uniform Mortgage-Backed Security
2.50%, TBA (K)	(8,800,000)	(9,116,250)
3.00%, TBA (K)	(5,900,000)	(6,185,090)
3.50%, TBA (K)	(73,100,000)	(77,166,361)
4.00%, TBA (K)	(8,300,000)	(8,851,260)
4.50%, TBA (K)	(9,900,000)	(10,646,754)

Total U.S. Government Agency Obligations (Proceeds $(122,919,559))		(123,559,620)

Total TBA Short Commitments (Proceeds $(122,919,559))		(123,559,620)

Net Other Assets (Liabilities), Net of Securities Sold Short - (62.2)%		(1,395,207,772)

Net Assets - 100.0%		$ 2,244,725,305

The notes are an integral part of this report. Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (21.8)% (Q)

Bank of Montreal, 1.73% (P), dated 02/14/2020, to be repurchased at $(56,497,433) on 04/14/2020. Collateralized by U.S. Government Obligations, 0.17% - 3.75%, due 07/31/2020 - 05/15/2048, and with a total value of $(56,338,680).

	$ (56,335,000)	$ (56,462,239)
Bank of Nova Scotia, 1.69% (P), dated 01/15/2020, to be repurchased at $(17,350,767) on 04/09/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 02/15/2044, and with a total value of $(15,696,695).	(17,281,000)	(17,344,157)
Bank of Nova Scotia, 1.69% (P), dated 01/14/2020, to be repurchased at $(17,354,012) on 04/13/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 02/15/2044, and with a total value of $(15,891,044).	(17,281,000)	(17,344,277)
Bank of Nova Scotia, 1.69% (P), dated 01/16/2020, to be repurchased at $(14,758,855) on 04/13/2020. Collateralized by a U.S. Government Obligation, 0.75% - 3.63%, due 07/15/2028 - 02/15/2044, and with a total value of $(13,443,245).	(14,698,125)	(14,751,842)
Bank of Nova Scotia, 1.69% (P), dated 01/15/2020, to be repurchased at $(24,841,357) on 04/13/2020. Collateralized by a U.S. Government Obligation, 0.75% - 3.63%, due 07/15/2028 - 05/15/2045, and with a total value of $(26,970,939).	(24,738,000)	(24,828,410)
Bank of Nova Scotia, 1.69% (P), dated 01/13/2020, to be repurchased at $(39,963,170) on 04/13/2020. Collateralized by a U.S. Government Obligation, 0.75% - 4.63%, due 07/31/2022 - 11/15/2044, and with a total value of $(41,763,476).	(39,793,176)	(39,938,608)
Bank of Nova Scotia, 1.70% (P), dated 01/23/2020, to be repurchased at $(6,650,456) on 04/23/2020. Collateralized by U.S. Government Obligations, 0.75% - 3.63%, due 07/15/2028 - 08/15/2044, and with a total value of $(7,014,057).	(6,622,000)	(6,643,576)
BofA Securities, Inc., 1.70% (P), dated 01/10/2020, to be repurchased at $(3,738,948) on 04/09/2020. Collateralized by U.S. Government Obligations, 2.63% - 4.25%, due 02/15/2029 - 11/15/2045, and with a total value of $(3,670,633).	(3,723,125)	(3,737,542)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

BofA Securities, Inc., 1.73% (P), dated 02/25/2020, to be repurchased at $(11,890,451) on 04/07/2020. Collateralized by U.S. Government Obligations, 2.63% - 4.25%, due 02/15/2029 - 11/15/2045, and with a total value of $(11,326,525).

	$ (11,866,500)	$ (11,887,029)
BofA Securities, Inc., 1.73% (P), dated 02/21/2020, to be repurchased at $(36,265,312) on 04/20/2020. Collateralized by U.S. Government Obligations, 2.75% - 4.25%, due 11/15/2040 - 11/15/2045, and with a total value of $(36,529,650).	(36,162,780)	(36,232,293)
Royal Bank of Canada, 0.94% (P), dated 03/11/2020, to be repurchased at $(260,100,187) on 04/09/2020. Collateralized by U.S. Government Obligations, 2.13% - 3.63%, due 09/30/2024 - 08/15/2045, and with a total value of $(257,289,720).	(259,903,382)	(260,045,896)

Total Reverse Repurchase Agreements	$ (488,404,088)	$ (489,215,869)

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - U.S. Treasury Note Futures	USD	196.00	05/22/2020	USD	90,962,480	508	$4,374	$309,562
Put - 2-Year U.S. Treasury Note Futures	USD	106.13	05/22/2020	USD	22,038,000	100	861	100
Put - 5-Year U.S. Treasury Note Futures	USD	113.00	05/22/2020	USD	244,452,000	1,950	16,789	76,173

Total							$22,024	$385,835

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - North America Investment Grade Index - Series 30	BNP	Receive	0.48	04/15/2020	USD	3,400,000	$(1,598)	$(14)
Call - North America Investment Grade Index - Series 30	GSB	Receive	0.48	04/15/2020	USD	2,600,000	(1,248)	(10)
Put - North America Investment Grade Index - Series 29	BNP	Pay	0.80	06/17/2020	USD	10,300,000	(10,867)	(179,791)
Put - North America Investment Grade Index - Series 30	BNP	Pay	0.70	04/15/2020	USD	3,400,000	(3,604)	(61,702)
Put - North America Investment Grade Index - Series 30	GSB	Pay	0.70	04/15/2020	USD	2,600,000	(2,210)	(47,184)
Put - North America Investment Grade Index - Series 30	MSC	Pay	0.85	06/17/2020	USD	3,500,000	(4,515)	(56,303)
Put - North America Investment Grade Index - Series 30	DUB	Pay	0.85	06/17/2020	USD	2,200,000	(2,530)	(35,391)

Total							$(26,572)	$(380,395)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(26,572)	$(380,395)

The notes are an integral part of this report. Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	ImpliedCredit Spread at March 31, 2020 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Boeing Co., 8.75%, 08/15/2021	1.00%	Semi-Annually/Quarterly	12/20/2020	4.52%	USD	5,900,000	$(136,353)	$29,094	$(165,447)
General Electric Co., 2.70%, 10/09/2022	1.00	Semi-Annually	12/20/2023	1.95	USD	3,600,000	(116,210)	(101,022)	(15,188)
General Electric Co., 2.70%, 10/09/2022	1.00	Semi-Annually	06/20/2024	2.04	USD	4,500,000	(182,447)	(73,519)	(108,928)
General Electric Co., 2.70%, 10/09/2022	1.00	Semi-Annually	12/20/2024	2.15	USD	2,400,000	(118,323)	(34,921)	(83,402)
MetLife, Inc., 4.75%, 02/08/2021	1.00	Semi-Annually	12/20/2021	0.38	USD	4,500,000	56,197	47,924	8,273
Tesco PLC, 6.00%, 12/14/2029	1.00	Semi-Annually	06/20/2022	0.42	EUR	9,700,000	140,213	22,249	117,964

Total							$(356,923)	$(110,195)	$(246,728)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Monthly	12/20/2023	USD	6,000,000	$(4,328)	$(79,429)	$75,101

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Semi-Annually	08/22/2023	USD	45,600,000	$3,636,948	$(673)	$3,637,621
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/18/2050	GBP	13,600,000	(726,103)	324,848	(1,050,951)
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	06/17/2050	GBP	12,200,000	(1,736,692)	221,596	(1,958,288)
6-Month JPY-LIBOR	Receive	0.00	Quarterly	09/24/2026	JPY	995,000,000	(32,092)	1,268	(33,360)
6-Month JPY-LIBOR	Receive	0.00	Quarterly	10/22/2038	JPY	320,000,000	(897)	(212,949)	212,052
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	1,950,000,000	—	(5,984)	5,984
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/22/2039	JPY	1,130,000,000	—	(3,656)	3,656
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	08/28/2039	JPY	320,000,000	92	(88,758)	88,850
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(48,140)	—	(48,140)
6-Month JPY-LIBOR	Receive	0.04	Semi-Annually	03/10/2038	JPY	375,000,000	(45,586)	—	(45,586)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/18/2026	JPY	2,180,000,000	(18,493)	(904)	(17,589)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	09/19/2026	JPY	818,000,000	(8,521)	—	(8,521)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually/Quarterly	09/19/2026	JPY	818,000,000	(9,013)	—	(9,013)
6-Month JPY-LIBOR	Receive	0.07	Quarterly	09/18/2026	JPY	1,360,000,000	(16,393)	—	(16,393)
6-Month JPY-LIBOR	Receive	0.09	Quarterly	09/20/2026	JPY	409,000,000	(10,531)	—	(10,531)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	09/13/2026	JPY	820,000,000	(21,110)	—	(21,110)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	09/13/2026	JPY	1,640,000,000	(45,162)	—	(45,162)
6-Month JPY-LIBOR	Receive	0.10	Semi-Annually	08/28/2039	JPY	320,000,000	(12,626)	—	(12,626)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,950,000,000	(11,117)	174,532	(185,649)
6-Month JPY-LIBOR	Receive	0.12	Semi-Annually	08/22/2039	JPY	1,130,000,000	(5,421)	26,474	(31,895)

The notes are an integral part of this report. Transamerica Series Trust	Page 14

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	10,790,000,000	$(2,107,298)	$(389,349)	$(1,717,949)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	7,010,000,000	(1,385,826)	(295,445)	(1,090,381)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	2,830,000,000	(652,848)	(25,567)	(627,281)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	1,710,000,000	(409,417)	96,368	(505,785)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	7,090,000,000	2,211,931	236,563	1,975,368
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	1,040,000,000	(340,152)	(709)	(339,443)
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	1,150,000,000	(437,097)	(70,824)	(366,273)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	930,000,000	(963,887)	55,106	(1,018,993)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually/Quarterly	03/20/2038	JPY	1,904,000,000	(2,023,338)	71,061	(2,094,399)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	2,633,000,000	(2,927,540)	132,138	(3,059,678)
6-Month JPY-LIBOR	Pay	0.79	Quarterly	11/12/2038	JPY	470,000,000	(553,044)	1,492	(554,536)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	320,000,000	(385,490)	—	(385,490)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	03/21/2048	JPY	110,000,000	236,369	263,375	(27,006)

Total							$(8,848,494)	$510,003	$(9,358,497)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020 (U)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Semi-Annually	06/20/2024	3.86%	USD	6,400,000	$(703,293)	$(215,156)	$(488,137)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Quarterly	05/25/2046	USD	2,983,916	$(191,135)	$(606,920)	$415,785

Interest Rate Swap Agreements

Floating Rate Index	Counterparty	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	CITI	Pay	0.00%	Semi-Annually	09/18/2026	JPY	1,360,000,000	$2,824	$964,976	$(962,152)
6-Month JPY-LIBOR	CITI	Pay	0.00	Semi-Annually	09/18/2026	JPY	2,180,000,000	4,464	1,546,799	(1,542,335)
6-Month JPY-LIBOR	GSC	Pay	0.00	Semi-Annually	09/19/2026	JPY	818,000,000	2,390	110	2,280
6-Month JPY-LIBOR	GSC	Pay	0.00	Quarterly	09/19/2026	JPY	818,000,000	2,390	110	2,280

Total								$12,068	$2,511,995	$(2,499,927)

Value
OTC Swap Agreements, at value (Assets)	$12,068
OTC Swap Agreements, at value (Liabilities)	$(894,428)

The notes are an integral part of this report. Transamerica Series Trust	Page 15

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	290	06/30/2020	$62,991,534	$63,911,015	$919,481	$—
5-Year U.S. Treasury Note	1,146	06/30/2020	139,294,209	143,661,844	4,367,635	—
10-Year U.S. Treasury Note	137	06/19/2020	18,904,857	19,000,187	95,330	—
Euro-BTP Italy Government Bond	1,172	06/08/2020	182,096,123	174,753,441	—	(7,342,682)
German Euro Bund	62	06/08/2020	11,834,021	11,796,193	—	(37,828)
German Euro BUXL	52	06/08/2020	12,494,494	12,037,927	—	(456,567)
OTC Call Options Exercise Price EUR 113.5 on German Euro Bund Futures	12	05/22/2020	73	265	192	—
OTC Call Options Exercise Price EUR 140 on German Euro Bund Futures	282	05/22/2020	1,714	10,886	9,172	—
OTC Put Options Exercise Price EUR 106 on German Euro Bund Futures	488	05/22/2020	5,657	5,382	—	(275)
OTC Put Options Exercise Price EUR 155 on German Euro Bund Futures	189	05/22/2020	2,191	10,422	8,231	—

Total					$5,400,041	$(7,837,352)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	(57)	09/14/2020	$(15,816,052)	$(15,779,182)	$36,870	$—
3-Month EURIBOR	(57)	12/14/2020	(15,811,337)	(15,781,539)	29,798	—
30-Year U.S. Treasury Bond	(804)	06/19/2020	(134,677,180)	(143,966,250)	—	(9,289,070)
German Euro BOBL	(537)	06/08/2020	(80,507,890)	(80,079,067)	428,823	—
German Euro Schatz	(158)	06/08/2020	(19,536,422)	(19,550,017)	—	(13,595)

Total					$495,491	$(9,302,665)

Total Futures Contracts					$5,895,532	$(17,140,017)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/02/2020	USD	35,520,544	GBP	29,052,000	$—	$(565,865)
BCLY	05/04/2020	GBP	29,052,000	USD	35,543,931	569,009	—
BCLY	05/15/2020	USD	1,812,022	EUR	1,635,000	5,545	—
BCLY	05/15/2020	EUR	1,077,000	USD	1,185,022	4,933	—
BNP	04/02/2020	USD	40,608,905	BRL	176,400,000	6,665,033	—
BNP	04/02/2020	USD	195,048	CAD	261,000	9,582	—
BNP	04/02/2020	CAD	6,707,000	USD	5,004,208	—	(238,248)
BNP	04/02/2020	BRL	176,400,000	USD	34,480,073	—	(536,200)
BNP	04/22/2020	USD	15,800,400	MXN	304,292,000	3,018,545	—
BNP	05/15/2020	JPY	139,900,000	USD	1,274,792	29,086	—
BOA	04/02/2020	GBP	29,052,000	USD	37,459,623	—	(1,373,213)
BOA	04/16/2020	USD	186,206	ILS	678,000	—	(5,336)
BOA	05/15/2020	USD	130,613,333	EUR	119,017,000	—	(886,059)
BOA	05/15/2020	USD	6,421,682	JPY	670,500,000	172,570	—
BOA	05/15/2020	EUR	13,673,000	USD	14,808,240	298,771	—
CITI	04/02/2020	USD	18,500,140	BRL	77,363,171	3,613,487	—
CITI	04/02/2020	BRL	77,363,171	USD	14,881,253	5,400	—
CITI	04/23/2020	USD	15,168,294	BRL	72,870,000	1,166,516	—
CITI	04/23/2020	BRL	31,675,000	USD	6,277,623	—	(191,355)
CITI	05/15/2020	USD	68,766,864	GBP	53,282,000	2,524,007	—
CITI	05/15/2020	USD	47,743,361	JPY	5,270,600,000	—	(1,379,036)
CITI	05/15/2020	JPY	5,815,600,000	USD	53,327,774	874,065	—
CITI	05/15/2020	GBP	1,506,000	USD	1,792,714	79,620	—
CITI	05/15/2020	EUR	3,629,000	USD	3,956,517	53,090	—
CITI	06/17/2020	USD	311,925	THB	9,785,669	13,634	—
CITI	07/02/2020	USD	13,857,740	BRL	58,700,000	2,624,117	—
DUB	04/02/2020	USD	132,334	BRL	687,964	—	(48)
DUB	04/02/2020	BRL	687,964	USD	134,106	—	(1,724)
DUB	05/05/2020	USD	133,936	BRL	687,964	1,855	—
GSB	04/02/2020	USD	30,732,712	BRL	146,607,500	2,521,679	—
GSB	04/02/2020	BRL	146,607,500	USD	31,644,183	—	(3,433,150)
GSB	04/15/2020	USD	6,973	RUB	548,335	9	—
GSB	04/15/2020	RUB	12,825,004	USD	207,183	—	(44,311)
GSB	04/23/2020	BRL	41,195,000	USD	8,148,229	—	(232,718)
GSB	05/15/2020	USD	1,862,660	EUR	1,697,000	—	(12,320)
GSB	05/15/2020	USD	2,293,398	GBP	1,965,000	—	(149,588)
GSB	05/15/2020	GBP	27,792,000	USD	34,054,478	497,931	—

The notes are an integral part of this report. Transamerica Series Trust	Page 16

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	05/20/2020	RUB	548,335	USD	6,936	$—	$(11)
HSBC	04/02/2020	USD	4,162,000	BRL	18,631,878	576,750	—
HSBC	04/02/2020	BRL	18,631,878	USD	3,583,949	1,300	—
HSBC	04/22/2020	MXN	307,767,000	USD	15,638,567	—	(2,710,744)
HSBC	05/15/2020	USD	23,196,629	AUD	35,057,000	1,629,039	—
HSBC	05/15/2020	USD	1,832,413	EUR	1,643,000	17,097	—
HSBC	05/15/2020	USD	23,476,168	GBP	18,247,000	790,582	—
HSBC	05/15/2020	USD	1,665,878	JPY	178,600,000	1,312	—
HSBC	05/15/2020	EUR	48,204,000	USD	53,894,953	—	(635,362)
HSBC	05/15/2020	AUD	14,330,000	USD	9,292,786	—	(476,756)
HSBC	05/15/2020	GBP	13,265,000	USD	16,894,354	—	(402,641)
HSBC	06/17/2020	CNH	804,400	USD	114,852	—	(1,543)
JPM	04/02/2020	USD	2,682,000	BRL	12,095,440	354,528	—
JPM	04/02/2020	USD	10,790,202	CAD	14,454,563	518,862	—
JPM	04/02/2020	BRL	12,095,440	USD	2,326,628	844	—
JPM	05/15/2020	USD	19,175,846	EUR	17,533,000	—	(195,999)
JPM	07/02/2020	BRL	58,700,000	USD	11,357,260	—	(123,637)
UBS	04/02/2020	CAD	6,674,581	USD	4,975,057	—	(232,133)
UBS	04/15/2020	USD	7,242	RUB	575,505	—	(67)
UBS	04/30/2020	RUB	575,505	USD	7,224	63	—
UBS	05/15/2020	USD	86,137,399	GBP	66,415,000	3,566,938	—
UBS	05/15/2020	JPY	125,600,000	USD	1,171,188	—	(587)
UBS	05/15/2020	AUD	12,982,000	USD	8,772,223	—	(785,502)

Total						$32,205,799	$(14,614,153)

SECURITY VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$229,839,513	$—	$229,839,513
Corporate Debt Securities	—	1,066,622,095	—	1,066,622,095
Foreign Government Obligations	—	98,046,888	—	98,046,888
Loan Assignment	—	3,646,058	—	3,646,058
Mortgage-Backed Securities	—	186,929,397	—	186,929,397
Municipal Government Obligations	—	5,800,610	—	5,800,610
U.S. Government Agency Obligations	—	1,253,213,524	—	1,253,213,524
U.S. Government Obligations	—	835,294,293	—	835,294,293
Other Investment Company	23,214,484	—	—	23,214,484
Repurchase Agreement	—	60,500,000	—	60,500,000
Exchange-Traded Options Purchased	385,835	—	—	385,835

Total Investments	$23,600,319	$3,739,892,378	$—	$3,763,492,697

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$196,410	$—	$196,410
Centrally Cleared Interest Rate Swap Agreements	—	6,085,340	—	6,085,340
Over-the-Counter Interest Rate Swap Agreements	—	12,068	—	12,068
Futures Contracts (W)	5,895,532	—	—	5,895,532
Forward Foreign Currency Contracts (W)	—	32,205,799	—	32,205,799

Total Other Financial Instruments	$5,895,532	$38,499,617	$—	$44,395,149

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(123,559,620)	$—	$(123,559,620)

Total Securities Sold Short	$—	$(123,559,620)	$—	$(123,559,620)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(489,215,869)	$—	$(489,215,869)
Over-the-Counter Credit Default Swaptions Written	—	(380,395)	—	(380,395)
Centrally Cleared Credit Default Swap Agreements	—	(557,661)	—	(557,661)
Centrally Cleared Interest Rate Swap Agreements	—	(14,933,834)	—	(14,933,834)
Over-the-Counter Credit Default Swap Agreements	—	(894,428)	—	(894,428)
Futures Contracts (W)	(17,140,017)	—	—	(17,140,017)
Forward Foreign Currency Contracts (W)	—	(14,614,153)	—	(14,614,153)

Total Other Financial Instruments	$(17,140,017)	$(520,596,340)	$—	$(537,736,357)

The notes are an integral part of this report. Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $598,797,436, representing 26.7% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $128,420,828, representing 5.7% of the Portfolio’s net assets.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2020, the total value of such securities is $423,513, representing less than 0.1% of the Portfolio’s net assets.
(F)	Non-income producing securities.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2020; the maturity date disclosed is the ultimate maturity date.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	All or a portion of the securities are on loan. The total value of all securities on loan is $47,834,129, collateralized by cash collateral of $23,214,484 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $25,608,365. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2020 was $1,249,703 at a weighted average interest rate of 1.03%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $15,222,438.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $16,990,998.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $5,273,320.
(P)	Rates disclosed reflect the yields at March 31, 2020.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2020 was $474,080,554 at a weighted average interest rate of 1.67%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 18

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSC	Goldman Sachs & Co.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OTC	Over-the-Counter
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 19

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 388,292	$ 386,120

Total Asset-Backed Security (Cost $388,191)		386,120

CORPORATE DEBT SECURITIES - 19.6%
Aerospace & Defense - 0.2%
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	263,000	245,451

Banks - 10.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 04/15/2020 (C)	779,000	632,937
Bank of America Corp.
CPI-YoY + 1.10%, 3.39% (B), 11/19/2024, MTN	5,000,000	4,825,000
4.18%, 11/25/2027, MTN	626,000	647,073
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	891,000	1,024,639
Barclays Bank PLC
CPI-YoY + 1.00%, 3.29% (B), 05/22/2023, MTN	2,600,000	2,457,000
BBVA Bancomer SA
Fixed until 01/17/2028, 5.13% (B), 01/18/2033 (A)	334,000	276,552
Citigroup, Inc.
1.38*CPI-YoY, 3.43% (B), 03/27/2025, MTN	1,000,000	932,200
4.65%, 07/23/2048	865,000	1,039,856
Corestates Capital II
3-Month LIBOR + 0.65%, 2.48% (B), 01/15/2027 (A)	244,000	204,960
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	751,000	755,984
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	200,000	185,879
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 400,000	434,344
Fixed until 11/01/2024, 3.75% (B), 11/01/2029	$ 499,000	461,441
Fixed until 06/25/2023, 4.52% (B), 06/25/2024 (E)	630,000	634,373
Fixed until 08/15/2021 (C), 8.63% (B)	234,000	228,150
Truist Bank
2.25%, 03/11/2030	364,000	332,825
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A) (E)	241,000	218,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA (continued)
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	$ 211,000	$ 200,230
Zions Bancorp NA
3.25%, 10/29/2029	762,000	645,760

		16,137,208

Biotechnology - 0.1%
AbbVie, Inc.
4.05%, 11/21/2039 (A)	114,000	117,261

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	827,000	764,272

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B) (E)	759,000	646,099

Chemicals - 0.5%
Dow Chemical Co.
4.80%, 05/15/2049	447,000	461,469
Huntsman International LLC
4.50%, 05/01/2029	370,000	315,438

		776,907

Consumer Finance - 0.1%
Navient Corp.
CPI-YoY + 2.15%, 4.44% (B), 12/15/2020, MTN	189,000	187,819

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	268,000	272,242

Food Products - 0.5%
General Mills, Inc.
2.88%, 04/15/2030	140,000	139,720
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	670,000	673,821

		813,541

Health Care Providers & Services - 0.4%
CVS Health Corp.
4.78%, 03/25/2038	510,000	563,928

Insurance - 0.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.82% (B), 02/12/2067 (A)	1,051,000	679,482

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN (E)	197,000	189,707

Metals & Mining - 1.8%
Glencore Funding LLC
4.00%, 04/16/2025 (A)	348,000	337,202
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	790,000	829,477
5.75%, 11/15/2041 (A)	515,000	638,096
Newmont Corp.
2.25%, 10/01/2030	608,000	564,927

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.
3.45%, 04/15/2030	$ 189,000	$ 171,037
Teck Resources, Ltd.
6.13%, 10/01/2035	229,000	210,259

		2,750,998

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 3.80% (B), 05/15/2067	242,000	194,514

Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.
4.25%, 01/15/2030 (E)	810,000	419,501
BP Capital Markets America, Inc.
3.00%, 02/24/2050 (E)	743,000	690,185
Cenovus Energy, Inc.
4.25%, 04/15/2027	474,000	232,112
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (A)	130,000	97,116
Enable Midstream Partners, LP
4.95%, 05/15/2028	260,000	156,774
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	874,000	629,280
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	275,646
Fixed until 02/15/2023 (C), 6.25% (B)	755,000	377,500
EnLink Midstream LLC
5.38%, 06/01/2029	126,000	65,520
EnLink Midstream Partners, LP
4.85%, 07/15/2026	406,000	199,630
Fixed until 12/15/2022 (C), 6.00% (B)	142,000	25,560
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	190,430
MPLX, LP
4.25%, 12/01/2027(A)	380,000	306,944
Fixed until 02/15/2023 (C), 6.88% (B)	381,000	232,410
Noble Energy, Inc.
3.85%, 01/15/2028	130,000	91,953
Petroleos Mexicanos
7.69%, 01/23/2050 (A)	215,000	148,350

		4,138,911

Transportation Infrastructure - 1.1%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 606,795	889,441
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (A)	$ 730,000	729,292

		1,618,733

Total Corporate Debt Securities (Cost $33,591,431)		30,097,073

FOREIGN GOVERNMENT OBLIGATIONS - 20.0%
Australia - 3.3%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 7,500,000	5,062,073

Canada - 3.3%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 6,750,691	5,051,146

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
France - 1.5%
France Government Bond OAT
2.10%, 07/25/2023 (D)	EUR 1,941,281	$ 2,317,134

Japan - 2.1%
Japan Government CPI Linked Bond
0.10%, 03/10/2028 - 03/10/2029	JPY 353,591,000	3,289,326

Mexico - 1.1%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 18,262,679	759,138
4.50%, 12/04/2025	20,720,667	908,966

		1,668,104

New Zealand - 3.2%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 6,750,000	4,874,393

Spain - 4.0%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 3,117,270	3,458,251
1.00%, 11/30/2030 (D)	2,286,086	2,764,227

		6,222,478

United Kingdom - 1.5%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2044 (D)	GBP 1,108,992	2,271,242

Total Foreign Government Obligations (Cost $33,250,307)		30,755,896

MORTGAGE-BACKED SECURITIES - 1.4%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061	$ 1,000,000	1,055,928
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	230,000	237,555
Jackson Park Trust
Series 2019-LIC, Class A,
2.77%, 10/14/2039 (A)	800,000	784,100

Total Mortgage-Backed Securities (Cost $2,064,442)		2,077,583

U.S. GOVERNMENT OBLIGATIONS - 54.5%
U.S. Treasury Inflation-Protected Securities - 54.5%
U.S. Treasury Inflation-Indexed Bond
0.13%, 01/15/2030 (E)	4,711,985	4,851,466
0.25%, 07/15/2029	3,025,170	3,140,995
0.63%, 02/15/2043	2,804,775	3,079,160
0.75%, 02/15/2042 - 02/15/2045	5,627,811	6,390,239
1.00%, 02/15/2046	2,666,417	3,240,465
1.38%, 02/15/2044	2,600,863	3,333,732
2.00%, 01/15/2026	2,599,180	2,891,138
2.38%, 01/15/2025 - 01/15/2027	7,270,145	8,196,443
2.50%, 01/15/2029	600,695	736,522
3.63%, 04/15/2028	956,862	1,230,913
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 - 07/15/2024	18,012,847	17,866,636
0.25%, 01/15/2025	1,415,726	1,428,437
0.38%, 07/15/2025 - 01/15/2027	8,045,582	8,218,483
0.50%, 01/15/2028	5,458,554	5,684,950
0.63%, 01/15/2024 - 01/15/2026	7,350,151	7,555,188
0.75%, 07/15/2028	5,446,174	5,824,055

Total U.S. Government Obligations (Cost $79,136,447)		83,668,822

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (B) (E)	3,500	$ 73,255
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (B) (F)	500	367,000

Total Preferred Stocks (Cost $500,925)		440,255

	Principal	Value
SHORT-TERM INVESTMENT COMPANY - 2.5%
Money Market Fund - 2.5%
State Street Institutional U.S. Government Money Market Fund, 0.32% (G)	$ 3,803,199	3,803,199

Total Short-Term Investment Company (Cost $3,803,199)		3,803,199

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (G)	1,454,810	$ 1,454,810

Total Other Investment Company (Cost $1,454,810)		1,454,810

Total Investments (Cost $154,189,752)		152,683,758
Net Other Assets (Liabilities) - 0.6%		883,479

Net Assets - 100.0%		$ 153,567,237

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/23/2020	USD	5,803,865	AUD	8,400,000	$636,331	$—
JPMS	04/23/2020	USD	3,896,991	CAD	5,094,225	276,107	—
JPMS	04/23/2020	USD	14,544,455	EUR	12,980,000	215,674	—
JPMS	04/23/2020	USD	3,201,270	GBP	2,460,605	143,381	—
JPMS	04/23/2020	USD	3,342,258	JPY	365,492,670	—	(60,938)
JPMS	04/23/2020	USD	2,067,747	MXN	39,500,000	408,758	—
JPMS	04/23/2020	USD	5,226,038	NZD	8,150,000	363,933	—
JPMS	04/23/2020	EUR	4,906,000	USD	5,476,313	—	(60,520)
JPMS	04/23/2020	NZD	60,000	USD	39,654	—	(3,859)
JPMS	04/23/2020	JPY	6,000,000	USD	54,730	1,137	—

Total						$2,045,321	$(125,317)

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$386,120	$—	$386,120
Corporate Debt Securities	—	30,097,073	—	30,097,073
Foreign Government Obligations	—	30,755,896	—	30,755,896
Mortgage-Backed Securities	—	2,077,583	—	2,077,583
U.S. Government Obligations	—	83,668,822	—	83,668,822
Preferred Stocks	73,255	367,000	—	440,255
Short-Term Investment Company	3,803,199	—	—	3,803,199
Other Investment Company	1,454,810	—	—	1,454,810

Total Investments	$5,331,264	$147,352,494	$—	$152,683,758

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$2,045,321	$—	$2,045,321

Total Other Financial Instruments	$—	$2,045,321	$—	$2,045,321

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(125,317)	$—	$(125,317)

Total Other Financial Instruments	$—	$(125,317)	$—	$(125,317)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $7,568,871, representing 4.9% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the total value of Regulation S securities is $18,612,854, representing 12.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,802,897, collateralized by cash collateral of $1,454,810 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,470,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the value of the security is $367,000, representing 0.2% of the Portfolio’s net assets.
(G)	Rates disclosed reflect the yields at March 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 53.7%
Money Market Funds - 53.7%
BlackRock Liquidity Funds T-Fund, 0.21% (A)	4,426,222	$ 4,426,222
Dreyfus Treasury Obligations Cash Management Fund, 0.22% (A)	4,427,082	4,427,082
State Street Institutional U.S. Government Money Market Fund, 0.32% (A)	4,426,223	4,426,223
UBS Select Treasury Preferred Fund, 0.28% (A)	4,426,222	4,426,222

Total Short-Term Investment Companies (Cost $17,705,749)		17,705,749

Principal	Value
REPURCHASE AGREEMENT - 7.5%

Fixed Income Clearing Corp., 0.00% (A), dated 03/31/2020, to be repurchased at $2,484,189 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $2,535,042.

$ 2,484,189	$ 2,484,189

Total Repurchase Agreement (Cost $2,484,189)	2,484,189

Total Investments (Cost $20,189,938)	20,189,938
Net Other Assets (Liabilities) - 38.8%	12,778,803

Net Assets - 100.0%	$ 32,968,741

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(516)	06/19/2020	$(63,441,693)	$(66,298,260)	$—	$(2,856,567)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$17,705,749	$—	$—	$17,705,749
Repurchase Agreement	—	2,484,189	—	2,484,189

Total Investments	$17,705,749	$2,484,189	$—	$20,189,938

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(2,856,567)	$—	$—	$(2,856,567)

Total Other Financial Instruments	$(2,856,567)	$—	$—	$(2,856,567)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at March 31, 2020.
(B)

There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 87.9%
International Equity Funds - 5.7%
iShares Edge MSCI Min Vol EAFE ETF (A)	34,320	$ 2,129,556
Vanguard FTSE All-World ex-US ETF	306,217	12,561,021
Vanguard Total International Stock ETF (A)	98,969	4,152,739

		18,843,316

International Fixed Income Fund - 6.2%
Vanguard Total International Bond ETF (A)	361,439	20,334,558

U.S. Equity Funds - 15.6%
iShares Core S&P 500 ETF	45,794	11,833,169
iShares Edge MSCI Min Vol USA ETF (A)	35,684	1,927,293
iShares Russell 1000 ETF (A)	237,113	33,558,603
Vanguard Small-Cap Growth ETF (A)	13,726	2,063,018
Vanguard Small-Cap Value ETF (A)	21,785	1,934,508

		51,316,591

U.S. Fixed Income Funds - 60.4%
iShares Core U.S. Aggregate Bond ETF	417,085	48,119,097
iShares TIPS Bond ETF (A)	57,782	6,813,653
SPDR Bloomberg Barclays Convertible Securities ETF (A)	192,013	9,189,742
Vanguard Total Bond Market ETF	1,572,853	134,243,004

		198,365,496

Total Exchange-Traded Funds (Cost $300,556,121)		288,859,961

	Shares	Value
OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	21,848,693	$ 21,848,693

Total Other Investment Company (Cost $21,848,693)		21,848,693

	Principal	Value
REPURCHASE AGREEMENT - 12.2%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $40,154,549 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2022, and with a value of $40,960,989.	$ 40,154,549	40,154,549

Total Repurchase Agreement (Cost $40,154,549)		40,154,549

Total Investments (Cost $362,559,363)		350,863,203
Net Other Assets (Liabilities) - (6.7)%		(22,147,189)

Net Assets - 100.0%		$ 328,716,014

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$288,859,961	$—	$—	$288,859,961
Other Investment Company	21,848,693	—	—	21,848,693
Repurchase Agreement	—	40,154,549	—	40,154,549

Total Investments	$310,708,654	$40,154,549	$—	$350,863,203

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,926,659, collateralized by cash collateral of $21,848,693 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,703,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 63.6%
International Equity Funds - 9.5%
iShares Edge MSCI Min Vol EAFE ETF (A)	36,112	$ 2,240,750
Vanguard FTSE All-World ex-US ETF	787,399	32,299,107
Vanguard Total International Stock ETF (A)	273,574	11,479,165

		46,019,022

International Fixed Income Fund - 4.2%
Vanguard Total International Bond ETF	355,637	20,008,138

U.S. Equity Funds - 23.2%
iShares Core S&P 500 ETF	77,364	19,990,857
iShares Edge MSCI Min Vol USA ETF (A)	39,873	2,153,541
iShares Russell 1000 ETF (A)	567,694	80,345,732
Vanguard Small-Cap Growth ETF (A)	47,600	7,154,280
Vanguard Small-Cap Value ETF (A)	25,904	2,300,275

		111,944,685

U.S. Fixed Income Funds - 26.7%
iShares Core U.S. Aggregate Bond ETF	219,208	25,290,027
iShares TIPS Bond ETF (A)	42,688	5,033,769
SPDR Bloomberg Barclays Convertible Securities ETF (A)	197,793	9,466,373
Vanguard Total Bond Market ETF	1,044,078	89,112,057

		128,902,226

Total Exchange-Traded Funds (Cost $354,798,338)		306,874,071

	Shares	Value
OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	20,881,352	$ 20,881,352

Total Other Investment Company (Cost $20,881,352)		20,881,352

	Principal	Value
REPURCHASE AGREEMENT - 36.5%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $176,494,268 on 04/01/2020. Collateralized by U.S. Government Obligations, 1.13% - 2.00%, due 02/15/2022 - 02/28/2022, and with a total value of $180,026,920.	$ 176,494,268	176,494,268

Total Repurchase Agreement (Cost $176,494,268)		176,494,268

Total Investments (Cost $552,173,958)		504,249,691
Net Other Assets (Liabilities) - (4.4)%		(21,347,538)

Net Assets - 100.0%		$ 482,902,153

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$306,874,071	$—	$—	$306,874,071
Other Investment Company	20,881,352	—	—	20,881,352
Repurchase Agreement	—	176,494,268	—	176,494,268

Total Investments	$327,755,423	$176,494,268	$—	$504,249,691

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,212,830, collateralized by cash collateral of $20,881,352 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,976,932. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2020.
(C)

There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 77.3%
International Equity Funds - 8.4%
iShares Edge MSCI Min Vol EAFE ETF	106,581	$ 6,613,351
Vanguard FTSE All-World ex-US ETF	1,830,499	75,087,069
Vanguard Total International Stock ETF (A)	485,336	20,364,699

		102,065,119

International Fixed Income Fund - 5.9%
Vanguard Total International Bond ETF (A)	1,286,649	72,386,873

U.S. Equity Funds - 19.0%
iShares Core S&P 500 ETF	152,264	39,345,018
iShares Edge MSCI Min Vol USA ETF	117,803	6,362,540
iShares Russell 1000 ETF	1,168,163	165,330,109
Vanguard Small-Cap Growth ETF (A)	93,224	14,011,567
Vanguard Small-Cap Value ETF (A)	74,519	6,617,287

		231,666,521

U.S. Fixed Income Funds - 44.0%
iShares Core U.S. Aggregate Bond ETF	864,258	99,709,445
iShares TIPS Bond ETF (A)	213,840	25,216,013
SPDR Bloomberg Barclays Convertible Securities ETF	724,882	34,692,853
Vanguard Total Bond Market ETF	4,413,010	376,650,403

		536,268,714

Total Exchange-Traded Funds (Cost $1,030,918,734)		942,387,227

	Shares	Value
OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (B)	27,159,369	$ 27,159,369

Total Other Investment Company (Cost $27,159,369)		27,159,369

	Principal	Value
REPURCHASE AGREEMENT - 22.8%
Fixed Income Clearing Corp., 0.00% (B), dated 03/31/2020, to be repurchased at $277,485,668 on 04/01/2020. Collateralized by U.S. Government Obligations, 1.13% - 2.38%, due 02/28/2022 - 03/15/2022, and with a total value of $283,038,311.	$ 277,485,668	277,485,668

Total Repurchase Agreement (Cost $277,485,668)		277,485,668

Total Investments (Cost $1,335,563,771)		1,247,032,264
Net Other Assets (Liabilities) - (2.3)%		(28,302,488)

Net Assets - 100.0%		$ 1,218,729,776

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange - Traded Funds	$942,387,227	$—	$—	$942,387,227
Other Investment Company	27,159,369	—	—	27,159,369
Repurchase Agreement	—	277,485,668	—	277,485,668

Total Investments	$969,546,596	$277,485,668	$—	$1,247,032,264

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $52,055,670, collateralized by cash collateral of $27,159,369 and non - cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,057,208. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at March 31, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (A)	33,500	$ 1,401,305
Cubic Corp.	26,150	1,080,256
Curtiss-Wright Corp.	11,500	1,062,715
Elbit Systems, Ltd.	10,300	1,315,207

		4,859,483

Airlines - 0.6%
Alaska Air Group, Inc.	35,200	1,002,144
Delta Air Lines, Inc.	37,200	1,061,316

		2,063,460

Auto Components - 0.7%
Dana, Inc.	63,100	492,811
Gentex Corp.	23,000	509,680
Stoneridge, Inc. (A)	33,900	567,825
Visteon Corp. (A) (B)	21,650	1,038,767

		2,609,083

Banks - 5.9%
Atlantic Union Bankshares Corp.	35,850	785,115
Bank of Princeton	26,500	616,125
Berkshire Hills Bancorp, Inc.	66,562	989,111
Carolina Financial Corp.	4,400	113,828
CIT Group, Inc.	130,576	2,253,742
Dime Community Bancshares, Inc.	69,500	952,845
Evans Bancorp, Inc.	5,750	139,782
First Citizens BancShares, Inc., Class A	9,357	3,114,665
First Community Bankshares, Inc.	50,054	1,166,258
Hanmi Financial Corp.	47,000	509,950
Hope Bancorp, Inc.	69,072	567,772
Lakeland Bancorp, Inc.	137,000	1,480,970
People’s United Financial, Inc.	84,400	932,620
Sandy Spring Bancorp, Inc.	71,000	1,607,440
Signature Bank	18,000	1,447,020
Sterling Bancorp	76,000	794,200
Umpqua Holdings Corp.	104,000	1,133,600
United Community Banks, Inc.	62,500	1,144,375
Washington Trust Bancorp, Inc.	16,003	585,070
Webster Financial Corp.	13,500	309,150
Western Alliance Bancorp	24,500	749,945

		21,393,583

Beverages - 1.2%
Molson Coors Beverage Co., Class B	109,800	4,283,298

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	44,100	3,959,739
United Therapeutics Corp. (A)	36,800	3,489,560

		7,449,299

Building Products - 1.1%
American Woodmark Corp. (A)	15,350	699,500
Gibraltar Industries, Inc. (A)	11,500	493,580
Insteel Industries, Inc.	4,700	62,275
Masonite International Corp. (A)	13,500	640,575
Owens Corning	18,050	700,520
PGT Innovations, Inc. (A)	88,500	742,515
Quanex Building Products Corp.	66,000	665,280

		4,004,245

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.3%
Franklin Resources, Inc.	55,200	$ 921,288
Legg Mason, Inc.	28,650	1,399,553
Piper Sandler Cos.	22,800	1,152,996
Stifel Financial Corp.	27,800	1,147,584

		4,621,421

Chemicals - 2.2%
Chase Corp.	4,600	378,534
Corteva, Inc.	134,300	3,156,050
Huntsman Corp.	39,500	569,985
Mosaic Co.	320,267	3,465,289
Trinseo SA	34,250	620,267

		8,190,125

Commercial Services & Supplies - 0.6%
HNI Corp.	11,300	284,647
Knoll, Inc.	66,500	686,280
Tetra Tech, Inc.	16,000	1,129,920

		2,100,847

Communications Equipment - 1.3%
Arista Networks, Inc. (A)	8,800	1,782,440
Harmonic, Inc. (A)	91,100	524,736
KVH Industries, Inc. (A)	168,982	1,593,500
NETGEAR, Inc. (A)	8,700	198,708
Silicom, Ltd. (A)	24,350	657,450

		4,756,834

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	46,250	1,690,438
EMCOR Group, Inc.	29,850	1,830,402
Granite Construction, Inc. (B)	33,600	510,048

		4,030,888

Construction Materials - 0.1%
US Concrete, Inc. (A)	29,850	541,479

Consumer Finance - 0.6%
Ally Financial, Inc.	143,500	2,070,705

Distributors - 0.9%
LKQ Corp. (A)	169,000	3,466,190

Diversified Consumer Services - 0.8%
American Public Education, Inc. (A)	60,800	1,454,944
K12, Inc. (A)	75,700	1,427,702

		2,882,646

Diversified Financial Services - 0.6%
Jefferies Financial Group, Inc.	170,298	2,327,974

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc., Class A (A)	68,400	3,896,748

Electric Utilities - 2.2%
FirstEnergy Corp.	108,800	4,359,616
PPL Corp.	147,500	3,640,300

		7,999,916

Electrical Equipment - 0.8%
Acuity Brands, Inc.	11,750	1,006,505
LSI Industries, Inc.	74,500	281,610
Regal Beloit Corp.	24,000	1,510,800

		2,798,915

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.2%
Coherent, Inc. (A)	4,000	$ 425,640
Daktronics, Inc.	9,400	46,342
Methode Electronics, Inc.	56,000	1,480,080
OSI Systems, Inc. (A)	15,150	1,044,138
Vishay Intertechnology, Inc.	84,000	1,210,440

		4,206,640

Energy Equipment & Services - 0.9%
Baker Hughes Co.	278,600	2,925,300
Helmerich & Payne, Inc.	26,700	417,855

		3,343,155

Equity Real Estate Investment Trusts - 5.5%
Apple Hospitality, Inc.	125,200	1,148,084
Brandywine Realty Trust	126,350	1,329,202
Colony Capital, Inc.	471,800	825,650
Community Healthcare Trust, Inc.	40,600	1,554,168
DiamondRock Hospitality Co.	178,000	904,240
Gaming and Leisure Properties, Inc.	104,000	2,881,840
JBG SMITH Properties	136,800	4,354,344
Lexington Realty Trust	164,900	1,637,457
Outfront Media, Inc.	33,050	445,514
Physicians Realty Trust	109,000	1,519,460
Piedmont Office Realty Trust, Inc., Class A	35,000	618,100
Sabra Health Care, Inc.	76,400	834,288
Summit Hotel Properties, Inc.	138,700	585,314
VEREIT, Inc.	308,500	1,508,565

		20,146,226

Food & Staples Retailing - 1.2%
US Foods Holding Corp. (A)	198,600	3,517,206
Village Super Market, Inc., Class A	31,500	774,270

		4,291,476

Food Products - 2.6%
Kraft Heinz Co.	108,300	2,679,342
Nomad Foods, Ltd. (A)	7,600	141,056
Post Holdings, Inc. (A)	70,968	5,888,215
Sanderson Farms, Inc.	5,400	665,928

		9,374,541

Gas Utilities - 1.7%
UGI Corp.	233,200	6,219, 444

Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc. (A)	59,000	615,370
Meridian Bioscience, Inc. (A)	108,500	911,400
OraSure Technologies, Inc. (A)	137,300	1,477,348
Zimmer Biomet Holdings, Inc.	51,700	5,225,836

		8,229,954

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	59,900	5,301,150
AMN Healthcare Services, Inc. (A)	30,900	1,786,329
BioTelemetry, Inc. (A)	9,400	361,994
Centene Corp. (A)	58,000	3,445,780
Cross Country Healthcare, Inc. (A)	190,000	1,280,600
Encompass Health Corp.	26,000	1,664,780
Laboratory Corp. of America Holdings (A)	38,700	4,891,293

		18,731,926

Health Care Technology - 0.2%
Omnicell, Inc. (A)	9,500	623,010

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.0%
Aramark	112,600	$ 2,248,622
Churchill Downs, Inc.	13,800	1,420,710

		3,669,332

Household Durables - 1.2%
Ethan Allen Interiors, Inc.	9,150	93,513
Helen of Troy, Ltd. (A)	10,750	1,548,323
KB Home	7,900	142,990
La-Z-Boy, Inc.	47,000	965,850
NVR, Inc. (A)	375	963,416
Turtle Beach Corp. (A) (B)	67,050	418,392
ZAGG, Inc. (A) (B)	36,400	113,204

		4,245,688

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	24,500	891,065

Insurance - 8.6%
Alleghany Corp.	8,500	4,694,975
Allstate Corp.	52,300	4,797,479
Arch Capital Group, Ltd. (A)	168,800	4,804,048
Fidelity National Financial, Inc.	213,327	5,307,576
Loews Corp.	120,423	4,194,333
Markel Corp. (A)	4,500	4,175,505
Selective Insurance Group, Inc.	43,133	2,143,710
United Fire Group, Inc.	31,539	1,028,487

		31,146,113

Internet & Catalog Retail - 1.0%
Expedia Group, Inc.	38,464	2,164,369
Qurate Retail, Inc., Series A (A)	263,500	1,608,668

		3,773,037

Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	109,900	3,303,594

IT Services - 1.4%
Alliance Data Systems Corp.	47,800	1,608,470
KBR, Inc.	81,500	1,685,420
Leidos Holdings, Inc.	18,000	1,649,700
Perficient, Inc. (A)	8,965	242,862

		5,186,452

Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (A)	98,500	719,050

Machinery - 2.4%
Altra Industrial Motion Corp.	41,050	717,964
Columbus McKinnon Corp.	43,613	1,090,325
Douglas Dynamics, Inc.	25,600	909,056
Gencor Industries, Inc. (A)	78,500	824,250
Miller Industries, Inc.	15,000	424,200
Mueller Industries, Inc.	55,000	1,316,700
Oshkosh Corp.	9,150	588,620
Trinity Industries, Inc. (B)	143,300	2,302,831
Watts Water Technologies, Inc., Class A	5,800	490,970

		8,664,916

Media - 5.5%
Discovery, Inc., Class C (A)	118,944	2,086,278
DISH Network Corp., Class A (A)	160,200	3,202,398
Fox Corp., Class A	109,500	2,587,485
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	111,744	3,533,345
MSG Networks, Inc., Class A (A) (B)	129,400	1,319,880

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	346,500	$ 3,109,838
ViacomCBS, Inc., Class B	290,902	4,075,537

		19,914,761

Metals & Mining - 0.8%
Commercial Metals Co.	91,000	1,436,890
Kaiser Aluminum Corp.	14,750	1,021,880
Schnitzer Steel Industries, Inc., Class A	37,500	489,000

		2,947,770

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	859,589	4,358,116

Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	382,700	5,912,715
NorthWestern Corp.	50,850	3,042,355

		8,955,070

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	65,100	4,782,897

Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (A) (B)	702,100	500,527
Delek US Holdings, Inc.	40,094	631,881
EQT Corp. (B)	216,800	1,532,776
HollyFrontier Corp.	73,200	1,794,132
Magnolia Oil & Gas Corp., Class A (A) (B)	156,000	624,000
REX American Resources Corp. (A)	19,350	899,969
Williams Cos., Inc.	307,300	4,348,295

		10,331,580

Paper & Forest Products - 0.4%
Domtar Corp.	33,850	732,514
P.H. Glatfelter Co.	49,500	604,890

		1,337,404

Pharmaceuticals - 0.6%
BioDelivery Sciences International, Inc. (A)	211,000	799,690
Jazz Pharmaceuticals PLC (A)	14,550	1,451,217

		2,250,907

Professional Services - 1.4%
ASGN, Inc. (A)	31,150	1,100,218
FTI Consulting, Inc. (A)	8,850	1,059,964
Heidrick & Struggles International, Inc.	41,250	928,125
ICF International, Inc.	29,850	2,050,695

		5,139,002

Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	141,900	603,075

Road & Rail - 0.3%
AMERCO	4,100	1,191,255

Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	24,500	1,122,590
AXT, Inc. (A)	109,900	352,779
Brooks Automation, Inc.	26,150	797,575
Cohu, Inc.	110,076	1,362,741
Entegris, Inc.	37,650	1,685,590
MagnaChip Semiconductor Corp. (A)	127,500	1,408,875
MaxLinear, Inc. (A)	18,000	210,060
MKS Instruments, Inc.	22,350	1,820,407
Onto Innovation, Inc. (A)	28,750	853,013
Qorvo, Inc. (A)	41,900	3,378,397
Silicon Motion Technology Corp., ADR	51,250	1,878,825
Tower Semiconductor, Ltd. (A)	65,900	1,049,128
Universal Display Corp.	7,100	935,638

		16,855,618

	Shares	Value
COMMON STOCKS (continued)
Software - 2.0%
CDK Global, Inc.	86,100	$ 2,828,385
LogMeIn, Inc.	15,050	1,253,364
Progress Software Corp.	24,650	788,800
SS&C Technologies Holdings, Inc.	55,900	2,449,538

		7,320,087

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A (B)	58,000	527,220
American Eagle Outfitters, Inc.	125,000	993,750
Foot Locker, Inc.	131,100	2,890,755
Ross Stores, Inc.	21,800	1,895,946
Urban Outfitters, Inc. (A)	65,000	925,600
Williams-Sonoma, Inc. (B)	23,000	977,960

		8,211,231

Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc., Class C (A)	27,200	1,075,760
NCR Corp. (A)	135,300	2,394,810

		3,470,570

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings, Ltd. (A)	21,200	228,748
Deckers Outdoor Corp. (A)	8,650	1,159,100
Steven Madden, Ltd.	43,200	1,003,536

		2,391,384

Thrifts & Mortgage Finance - 1.1%
OceanFirst Financial Corp.	32,500	517,075
Provident Financial Services, Inc.	52,500	675,150
TrustCo Bank Corp.	123,700	669,217
Washington Federal, Inc.	79,450	2,062,522

		3,923,964

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (A)	92,200	2,101,238
HD Supply Holdings, Inc. (A)	137,300	3,903,439

		6,004,677

Total Common Stocks (Cost $429,908,045)		343,102,126

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	625,132	625,132

Total Other Investment Company (Cost $625,132)		625,132

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $16,609,115 on 04/01/2020. Collateralized by U.S. Government Obligations, 2.38%, due 03/15/2022, and with a total value of $16,947,223.	$ 16,609,115	16,609,115

Total Repurchase Agreement (Cost $16,609,115)		16,609,115

Total Investments (Cost $447,142,292)		360,336,373
Net Other Assets (Liabilities) - 0.8%		3,042,009

Net Assets - 100.0%		$ 363,378,382

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$343,102,126	$—	$—	$343,102,126
Other Investment Company	625,132	—	—	625,132
Repurchase Agreement	—	16,609,115	—	16,609,115

Total Investments	$343,727,258	$16,609,115	$—	$360,336,373

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,489,502, collateralized by cash collateral of $625,132 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,149,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.3%
Aerojet Rocketdyne Holdings, Inc. (A)	150,247	$ 6,284,832
Curtiss-Wright Corp.	45,597	4,213,619
HEICO Corp., Class A	56,046	3,581,339
Hexcel Corp.	62,746	2,333,524
Moog, Inc., Class A	48,829	2,467,329
Teledyne Technologies, Inc. (A)	19,132	5,687,370

		24,568,013

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (A)	49,507	2,413,466

Auto Components - 0.3%
LCI Industries	32,424	2,166,896

Automobiles - 0.0% (B)
Thor Industries, Inc. (C)	6,170	260,251

Banks - 1.2%
Ameris Bancorp	68,950	1,638,252
Carolina Financial Corp.	17,074	441,705
CenterState Bank Corp.	106,544	1,835,753
First Bancorp	80,158	1,850,047
Signature Bank	15,216	1,223,214
Western Alliance Bancorp	72,679	2,224,704

		9,213,675

Beverages - 1.0%
Boston Beer Co., Inc., Class A (A) (C)	12,989	4,774,237
Coca-Cola Consolidated, Inc.	13,600	2,836,008

		7,610,245

Biotechnology - 7.8%
Acadia Pharmaceuticals, Inc. (A) (C)	109,689	4,634,360
Acceleron Pharma, Inc. (A)	37,161	3,339,659
Agios Pharmaceuticals, Inc. (A)	42,848	1,520,247
Aimmune Therapeutics, Inc. (A) (C)	41,886	603,996
Alkermes PLC (A)	63,013	908,647
Alnylam Pharmaceuticals, Inc. (A) (C)	6,000	653,100
Amicus Therapeutics, Inc. (A) (C)	71,095	656,918
Bluebird Bio, Inc. (A)	9,020	414,559
Blueprint Medicines Corp. (A)	40,503	2,368,615
CRISPR Therapeutics AG (A)	35,695	1,513,825
Deciphera Pharmaceuticals, Inc. (A)	19,738	812,613
Emergent BioSolutions, Inc. (A)	71,620	4,143,933
Enanta Pharmaceuticals, Inc. (A)	9,163	471,253
Exact Sciences Corp. (A) (C)	64,445	3,737,810
Exelixis, Inc. (A)	79,700	1,372,434
FibroGen, Inc. (A) (C)	41,544	1,443,654
Global Blood Therapeutics, Inc. (A) (C)	50,104	2,559,813
Immunomedics, Inc. (A) (C)	75,113	1,012,523
Insmed, Inc. (A) (C)	89,495	1,434,605
Ionis Pharmaceuticals, Inc. (A)	16,964	802,058
Iovance Biotherapeutics, Inc. (A)	45,100	1,350,069
Ironwood Pharmaceuticals, Inc. (A) (C)	79,491	802,064
Karyopharm Therapeutics, Inc. (A) (C)	16,411	315,255
Kodiak Sciences, Inc. (A) (C)	45,294	2,160,524
Ligand Pharmaceuticals, Inc. (A) (C)	26,159	1,902,283
Madrigal Pharmaceuticals, Inc. (A) (C)	4,085	272,715
Mirati Therapeutics, Inc. (A) (C)	24,233	1,862,791
Neurocrine Biosciences, Inc. (A)	22,027	1,906,437
Principia Biopharma, Inc. (A)	20,500	1,217,290

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PTC Therapeutics, Inc. (A)	47,829	$ 2,133,652
Sage Therapeutics, Inc. (A) (C)	24,330	698,758
Sarepta Therapeutics, Inc. (A) (C)	14,701	1,438,052
Seattle Genetics, Inc. (A)	20,775	2,397,020
Ultragenyx Pharmaceutical, Inc. (A)	48,563	2,157,654
uniQure NV (A) (C)	33,941	1,610,500
Xencor, Inc. (A)	49,297	1,472,994

		58,102,680

Building Products - 1.1%
AAON, Inc.	40,224	1,943,624
Lennox International, Inc.	22,057	4,009,742
Patrick Industries, Inc.	73,937	2,082,066

		8,035,432

Capital Markets - 1.6%
Cboe Global Markets, Inc.	35,015	3,125,089
E*TRADE Financial Corp.	18,448	633,135
FactSet Research Systems, Inc. (C)	7,743	2,018,445
MarketAxess Holdings, Inc.	17,696	5,885,159

		11,661,828

Chemicals - 2.8%
AdvanSix, Inc. (A)	38,908	371,182
Chase Corp.	29,791	2,451,501
HB Fuller Co.	37,193	1,038,800
Ingevity Corp. (A)	60,923	2,144,490
Innospec, Inc.	53,918	3,746,762
Minerals Technologies, Inc.	28,053	1,017,202
NewMarket Corp.	8,031	3,074,829
PolyOne Corp.	19,537	370,617
Quaker Chemical Corp. (C)	17,422	2,200,050
Scotts Miracle-Gro Co.	30,769	3,150,746
Stepan Co.	16,551	1,464,101

		21,030,280

Commercial Services & Supplies - 2.4%
Casella Waste Systems, Inc., Class A (A)	139,005	5,429,536
IAA, Inc. (A)	117,521	3,520,929
McGrath RentCorp	33,374	1,748,130
Rollins, Inc.	49,144	1,776,064
UniFirst Corp.	25,514	3,854,910
US Ecology, Inc.	40,400	1,228,160

		17,557,729

Communications Equipment - 0.5%
Ubiquiti, Inc. (C)	24,085	3,409,954

Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	49,360	1,804,108
EMCOR Group, Inc.	58,800	3,605,616

		5,409,724

Construction Materials - 0.3%
Eagle Materials, Inc.	40,991	2,394,694

Consumer Finance - 0.3%
Green Dot Corp., Class A (A)	26,268	666,944
SLM Corp.	179,447	1,290,224

		1,957,168

Containers & Packaging - 0.5%
Berry Global Group, Inc. (A)	99,984	3,370,461

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Distributors - 0.9%
Pool Corp.	32,576	$ 6,409,980

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (A)	29,367	2,995,434
frontdoor, Inc. (A)	71,755	2,495,639
Grand Canyon Education, Inc. (A)	41,844	3,192,069
Service Corp. International	115,935	4,534,218
ServiceMaster Global Holdings, Inc. (A)	108,722	2,935,494
Strategic Education, Inc.	20,604	2,879,615
WW International, Inc. (A)	30,404	514,132

		19,546,601

Diversified Telecommunication Services - 0.7%
GCI Liberty, Inc., Class A (A)	85,880	4,892,584

Electrical Equipment - 1.0%
Atkore International Group, Inc. (A)	108,870	2,293,891
Generac Holdings, Inc. (A)	54,304	5,059,504

		7,353,395

Electronic Equipment, Instruments & Components - 3.3%
Cognex Corp.	51,548	2,176,357
Coherent, Inc. (A)	26,374	2,806,457
ePlus, Inc. (A)	12,948	810,804
Littelfuse, Inc.	28,233	3,766,847
Novanta, Inc. (A)	61,687	4,927,558
OSI Systems, Inc. (A)	46,896	3,232,072
Tech Data Corp. (A)	13,105	1,714,789
Zebra Technologies Corp., Class A (A)	26,492	4,863,931

		24,298,815

Energy Equipment & Services - 0.2%
Apergy Corp. (A)	89,414	514,131
Computer Modelling Group, Ltd.	21,300	57,968
Dril-Quip, Inc. (A)	30,725	937,112

		1,509,211

Entertainment - 1.0%
Live Nation Entertainment, Inc. (A)	24,162	1,098,405
Take-Two Interactive Software, Inc. (A)	32,671	3,875,107
Zynga, Inc., Class A (A)	372,700	2,552,995

		7,526,507

Equity Real Estate Investment Trusts - 4.3%
Americold Realty Trust	163,335	5,559,923
CoreSite Realty Corp.	38,869	4,504,917
CubeSmart	135,655	3,634,197
CyrusOne, Inc.	63,410	3,915,568
Equity Lifestyle Properties, Inc.	50,533	2,904,637
First Industrial Realty Trust, Inc.	115,880	3,850,692
PS Business Parks, Inc.	16,657	2,257,357
Terreno Realty Corp.	100,534	5,202,635
Universal Health Realty Income Trust	3,100	312,511

		32,142,437

Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	45,699	6,054,661
Performance Food Group Co. (A)	148,225	3,664,122
Sprouts Farmers Market, Inc. (A)	128,017	2,379,836

		12,098,619

	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.4%
J&J Snack Foods Corp.	27,681	$ 3,349,401
John B Sanfilippo & Son, Inc.	23,246	2,078,193
Post Holdings, Inc. (A)	40,804	3,385,508
TreeHouse Foods, Inc. (A)	35,855	1,582,998

		10,396,100

Health Care Equipment & Supplies - 6.6%
Cantel Medical Corp. (C)	42,900	1,540,110
Cooper Cos., Inc.	6,615	1,823,557
Globus Medical, Inc., Class A (A)	69,678	2,963,405
Haemonetics Corp. (A)	49,433	4,926,493
ICU Medical, Inc. (A)	28,985	5,848,304
Inogen, Inc. (A)	10,490	541,913
Insulet Corp. (A)	17,000	2,816,560
Lantheus Holdings, Inc. (A)	121,990	1,556,592
LivaNova PLC (A)	30,736	1,390,804
Masimo Corp. (A)	46,491	8,234,486
Merit Medical Systems, Inc. (A)	57,000	1,781,250
Nevro Corp. (A)	17,800	1,779,644
NuVasive, Inc. (A)	53,065	2,688,273
Penumbra, Inc. (A) (C)	25,155	4,058,256
Tandem Diabetes Care, Inc. (A) (C)	20,500	1,319,175
West Pharmaceutical Services, Inc.	39,258	5,977,031

		49,245,853

Health Care Providers & Services - 5.4%
Addus HomeCare Corp. (A)	33,998	2,298,265
Amedisys, Inc. (A)	31,791	5,834,920
AMN Healthcare Services, Inc. (A)	64,643	3,737,012
BioTelemetry, Inc. (A)	47,352	1,823,525
Chemed Corp.	17,675	7,656,810
CorVel Corp. (A)	29,549	1,610,716
Encompass Health Corp.	49,262	3,154,246
Ensign Group, Inc.	101,469	3,816,249
Molina Healthcare, Inc. (A)	53,729	7,506,478
Pennant Group, Inc. (A)	70,948	1,004,624
US Physical Therapy, Inc.	29,535	2,037,915

		40,480,760

Health Care Technology - 0.7%
Omnicell, Inc. (A)	57,331	3,759,767
Tabula Rasa HealthCare, Inc. (A) (C)	21,581	1,128,470

		4,888,237

Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp.	142,750	2,058,455
Choice Hotels International, Inc. (C)	53,161	3,256,111
Churchill Downs, Inc.	53,105	5,467,160
Denny’s Corp. (A)	188,022	1,444,009
Domino’s Pizza, Inc.	10,532	3,413,105
Dunkin’ Brands Group, Inc.	22,400	1,189,440
Hilton Grand Vacations, Inc. (A)	102,970	1,623,837
Marriott Vacations Worldwide Corp.	3,408	189,417
Papa John’s International, Inc.	41,175	2,197,510
Penn National Gaming, Inc. (A)	153,066	1,936,285
Ruth’s Hospitality Group, Inc.	102,316	683,471
Texas Roadhouse, Inc.	77,547	3,202,691
Vail Resorts, Inc.	27,643	4,083,147
Wendy’s Co.	248,801	3,702,159

		34,446,797

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.0%
Cavco Industries, Inc. (A)	11,327	$ 1,641,735
Helen of Troy, Ltd. (A)	41,854	6,028,232

		7,669,967

Independent Power & Renewable Electricity Producers - 0.5%
Ormat Technologies, Inc.	60,274	4,078,139

Insurance - 1.3%
First American Financial Corp.	12,700	538,607
Heritage Insurance Holdings, Inc.	8,657	92,716
Kemper Corp.	32,921	2,448,335
Primerica, Inc.	61,677	5,457,181
Universal Insurance Holdings, Inc.	61,951	1,110,162

		9,647,001

IT Services - 4.4%
Booz Allen Hamilton Holding Corp.	92,628	6,357,986
Broadridge Financial Solutions, Inc.	13,312	1,262,377
CACI International, Inc., Class A (A)	26,704	5,638,550
Cardtronics PLC, Class A (A)	67,751	1,417,351
Euronet Worldwide, Inc. (A)	66,183	5,673,207
Gartner, Inc. (A)	16,540	1,646,888
MAXIMUS, Inc.	86,061	5,008,750
Science Applications International Corp.	39,599	2,955,273
WEX, Inc. (A)	31,066	3,247,950

		33,208,332

Leisure Products - 0.2%
Brunswick Corp.	34,306	1,213,403

Life Sciences Tools & Services - 3.9%
Bio-Rad Laboratories, Inc., Class A (A)	12,108	4,244,580
Bruker Corp.	47,021	1,686,173
Charles River Laboratories International, Inc. (A)	47,942	6,050,760
Medpace Holdings, Inc. (A)	64,119	4,705,052
NeoGenomics, Inc. (A)	74,700	2,062,467
PRA Health Sciences, Inc. (A)	66,272	5,503,227
Repligen Corp. (A)	52,170	5,036,492

		29,288,751

Machinery - 4.4%
Albany International Corp., Class A	52,246	2,472,803
Douglas Dynamics, Inc.	69,691	2,474,727
EnPro Industries, Inc.	25,668	1,015,939
Graco, Inc.	84,435	4,114,518
IDEX Corp.	8,435	1,164,958
Ingersoll Rand, Inc. (A)	128,347	3,183,006
John Bean Technologies Corp.	41,950	3,115,627
Lincoln Electric Holdings, Inc.	22,333	1,540,977
Lydall, Inc. (A)	52,663	340,203
Nordson Corp.	23,310	3,148,482
RBC Bearings, Inc. (A)	4,200	473,718
SPX Corp. (A)	38,100	1,243,584
Standex International Corp.	7,955	389,954
Toro Co.	81,915	5,331,847
Woodward, Inc.	53,794	3,197,515

		33,207,858

Media - 2.0%
Cable One, Inc.	6,796	11,172,692
Gray Television, Inc. (A)	132,740	1,425,627
MSG Networks, Inc., Class A (A) (C)	39,395	401,829
Nexstar Media Group, Inc., Class A (C)	38,819	2,241,021

		15,241,169

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Worthington Industries, Inc.	16,541	$ 434,201

Oil, Gas & Consumable Fuels - 0.3%
PBF Energy, Inc., Class A	48,675	344,619
Texas Pacific Land Trust (C)	3,400	1,292,034
WPX Energy, Inc. (A)	318,027	969,982

		2,606,635

Pharmaceuticals - 3.0%
Axsome Therapeutics, Inc. (A)	16,581	975,460
Catalent, Inc. (A)	115,359	5,992,900
Horizon Therapeutics PLC (A)	152,543	4,518,324
Innoviva, Inc. (A)	66,016	776,348
Jazz Pharmaceuticals PLC (A)	6,978	695,986
MyoKardia, Inc. (A) (C)	29,520	1,383,898
Nektar Therapeutics (A) (C)	31,679	565,470
Pacira BioSciences, Inc. (A)	26,806	898,805
Phibro Animal Health Corp., Class A	50,185	1,212,971
Prestige Consumer Healthcare, Inc. (A)	56,092	2,057,455
Reata Pharmaceuticals, Inc., Class A (A) (C)	10,330	1,491,032
Supernus Pharmaceuticals, Inc. (A)	55,138	991,933
Theravance Biopharma, Inc. (A) (C)	35,605	822,831

		22,383,413

Professional Services - 1.8%
ASGN, Inc. (A)	73,780	2,605,910
CoreLogic, Inc.	88,600	2,705,844
Exponent, Inc.	87,687	6,305,572
Insperity, Inc.	44,575	1,662,647

		13,279,973

Road & Rail - 1.0%
Landstar System, Inc.	40,409	3,873,607
Old Dominion Freight Line, Inc.	28,407	3,728,703

		7,602,310

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. (A)	49,421	2,396,424
Cabot Microelectronics Corp.	31,100	3,549,754
Cirrus Logic, Inc. (A)	60,850	3,993,586
Entegris, Inc.	148,444	6,645,838
Ichor Holdings, Ltd. (A)	36,808	705,241
MaxLinear, Inc. (A)	151,110	1,763,454
Mellanox Technologies, Ltd. (A)	56,373	6,839,172
MKS Instruments, Inc.	58,716	4,782,418
Monolithic Power Systems, Inc.	37,411	6,264,846
Onto Innovation, Inc. (A)	30,067	892,088

		37,832,821

Software - 8.4%
ACI Worldwide, Inc. (A)	136,535	3,297,320
Aspen Technology, Inc. (A)	31,943	3,036,821
Blackbaud, Inc.	59,195	3,288,282
Ceridian HCM Holding, Inc. (A)	60,813	3,044,907
CommVault Systems, Inc. (A)	51,062	2,066,990
CyberArk Software, Ltd. (A)	17,940	1,534,946
Descartes Systems Group, Inc. (A)	47,864	1,646,043
Envestnet, Inc. (A)	74,746	4,019,840
Fair Isaac Corp. (A)	21,530	6,624,566

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	19,914	$ 2,014,699
j2 Global, Inc. (C)	31,761	2,377,311
LogMeIn, Inc.	11,118	925,907
Manhattan Associates, Inc. (A)	51,414	2,561,446
Paylocity Holding Corp. (A)	9,000	794,880
Pegasystems, Inc.	65,635	4,675,181
Proofpoint, Inc. (A)	38,849	3,985,519
PTC, Inc. (A)	10,575	647,296
Qualys, Inc. (A)	46,833	4,074,003
RealPage, Inc. (A)	74,683	3,952,971
Sapiens International Corp. NV	48,319	919,027
SS&C Technologies Holdings, Inc.	65,877	2,886,730
Tyler Technologies, Inc. (A)	15,887	4,711,449

		63,086,134

Specialty Retail - 0.9%
Aaron’s, Inc.	37,589	856,278
Burlington Stores, Inc. (A)	24,733	3,919,191
Murphy USA, Inc. (A)	25,545	2,154,976

		6,930,445

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (A)	97,539	1,726,440

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	43,710	2,873,058
Steven Madden, Ltd.	110,174	2,559,342

		5,432,400

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	87,558	1,133,876

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (A)	33,258	550,087
Univar Solutions, Inc. (A)	65,488	702,032
Watsco, Inc.	25,611	4,047,306

		5,299,425

	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.3%
Middlesex Water Co.	38,748	$ 2,329,530

Total Common Stocks (Cost $728,350,581)		738,030,615

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	4,259,371	4,259,371

Total Other Investment Company (Cost $4,259,371)		4,259,371

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2020, to be repurchased at $10,423,193 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $10,635,699.	$ 10,423,193	10,423,193

Total Repurchase Agreement (Cost $10,423,193)		10,423,193

Total Investments (Cost $743,033,145)		752,713,179
Net Other Assets (Liabilities) - (0.8)%		(6,180,495)

Net Assets - 100.0%		$ 746,532,684

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$738,030,615	$—	$—	$738,030,615
Other Investment Company	4,259,371	—	—	4,259,371
Repurchase Agreement	—	10,423,193	—	10,423,193

Total Investments	$742,289,986	$10,423,193	$—	$752,713,179

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $47,723,335, collateralized by cash collateral of $4,259,371 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $44,534,643. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Australia - 3.0%
BHP Group PLC, ADR	17,200	$ 521,848
Challenger, Ltd.	162,077	395,893
LendLease Group	123,000	771,184
Macquarie Group, Ltd.	21,200	1,129,068
Qantas Airways, Ltd.	479,300	932,529
Santos, Ltd.	198,200	407,054

		4,157,576

Belgium - 1.8%
Groupe Bruxelles Lambert SA	17,600	1,384,786
KBC Group NV	26,000	1,179,754

		2,564,540

Brazil - 0.2%
Embraer SA, ADR (A)	44,300	327,820

China - 0.4%
Baidu, Inc., ADR (A)	5,800	584,582

Denmark - 1.0%
AP Moller - Maersk A/S, Class B	1,300	1,152,273
Drilling Co. of 1972 A/S (A)	9,400	179,084

		1,331,357

France - 7.8%
Airbus SE	4,200	270,824
Arkema SA	15,693	1,071,432
Dassault Aviation SA	500	410,594
Engie SA	176,500	1,807,438
Rexel SA	78,300	576,551
Sanofi	31,568	2,732,993
TOTAL SA (B)	36,100	1,360,204
Veolia Environnement SA	82,000	1,731,911
Vivendi SA	46,200	976,824

		10,938,771

Germany - 11.2%
Allianz SE	11,241	1,914,313
Bayer AG	24,626	1,411,031
Deutsche Boerse AG	9,800	1,346,362
Fresenius SE & Co. KGaA	57,900	2,155,771
HeidelbergCement AG	38,500	1,644,837
Infineon Technologies AG	105,600	1,524,415
SAP SE	25,700	2,869,351
Siemens AG	26,107	2,186,070
Talanx AG (A)	17,000	571,981
TUI AG	20,900	92,765

		15,716,896

Hong Kong - 3.4%
China Mobile, Ltd.	195,500	1,465,132
CK Asset Holdings, Ltd.	218,900	1,187,683
CK Hutchison Holdings, Ltd.	311,000	2,072,864

		4,725,679

Ireland - 3.2%
AIB Group PLC (A)	388,500	430,779
DCC PLC	26,800	1,673,690
Ryanair Holdings PLC, ADR (A)	7,585	402,688
Smurfit Kappa Group PLC (B)	70,121	1,986,403

		4,493,560

	Shares	Value
COMMON STOCKS (continued)
Isle of Man - 0.5%
GVC Holdings PLC	100,700	$ 697,522

Italy - 1.9%
Mediobanca Banca di Credito Finanziario SpA	101,118	551,415
Prysmian SpA	52,335	830,916
UniCredit SpA	168,400	1,302,840

		2,685,171

Japan - 29.0%
Astellas Pharma, Inc.	153,900	2,371,192
Daiwa Securities Group, Inc.	359,500	1,389,215
Denka Co., Ltd.	25,760	538,945
FANUC Corp.	11,000	1,469,884
Fujitsu, Ltd.	13,410	1,207,821
Hitachi, Ltd.	76,440	2,195,845
Japan Airlines Co., Ltd. (B)	62,300	1,144,915
JXTG Holdings, Inc.	569,200	1,939,484
Kirin Holdings Co., Ltd.	61,300	1,210,690
Kuraray Co., Ltd.	69,000	694,238
Kyocera Corp.	24,400	1,439,862
Matsumotokiyoshi Holdings Co., Ltd.	18,900	688,969
MS&AD Insurance Group Holdings, Inc.	10,500	292,962
Nintendo Co., Ltd.	5,400	2,098,729
Olympus Corp.	139,900	2,016,699
ORIX Corp.	193,400	2,307,390
Rakuten, Inc.	229,700	1,731,720
Sega Sammy Holdings, Inc.	117,100	1,420,689
Seven & i Holdings Co., Ltd.	85,600	2,826,930
Sony Corp.	70,500	4,175,964
Square Enix Holdings Co., Ltd.	33,800	1,510,037
Sumitomo Mitsui Financial Group, Inc. (B)	90,200	2,191,263
Toshiba Corp.	76,850	1,684,424
Toyota Industries Corp.	46,800	2,231,412

		40,779,279

Luxembourg - 0.6%
ArcelorMittal SA	96,200	908,170

Netherlands - 5.5%
ASML Holding NV	5,800	1,528,964
EXOR NV	8,600	443,237
Heineken Holding NV	25,643	1,998,319
Koninklijke Philips NV	60,665	2,490,745
NXP Semiconductors NV	14,800	1,227,364

		7,688,629

Norway - 0.8%
Mowi ASA	70,900	1,071,968

Republic of Korea - 0.8%
Samsung Electronics Co., Ltd.	30,000	1,166,445

Singapore - 1.2%
DBS Group Holdings, Ltd.	124,000	1,617,971

Spain - 1.0%
Siemens Gamesa Renewable Energy SA	99,200	1,463,809

Sweden - 0.8%
Investor AB, B Shares	23,678	1,068,201

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 8.5%
ABB, Ltd.	112,300	$ 1,951,890
Alcon, Inc. (A)	7,000	358,615
Glencore PLC (A)	206,300	312,245
Nestle SA	34,176	3,498,521
Novartis AG	28,180	2,324,816
Roche Holding AG	4,600	1,480,013
UBS Group AG (A)	220,900	2,024,794

		11,950,894

United Kingdom - 13.6%
Ashtead Group PLC	50,100	1,082,859
Aviva PLC	543,660	1,787,419
Barratt Developments PLC	57,300	309,724
British Land Co. PLC, REIT	275,900	1,150,554
IG Group Holdings PLC	65,600	562,874
Imperial Brands PLC	80,499	1,485,637
Inchcape PLC	184,987	987,246
Informa PLC	104,904	571,382
Linde PLC	4,000	692,000
Persimmon PLC	44,100	1,042,464
Savills PLC	28,800	293,279
Smith & Nephew PLC	63,800	1,123,934
Tesco PLC	887,200	2,505,476
Unilever PLC	68,993	3,479,330
Vodafone Group PLC	1,461,244	2,021,549

		19,095,727

Total Common Stocks (Cost $170,545,444)		135,034,567

OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (C)	3,718,030	3,718,030

Total Other Investment Company (Cost $3,718,030)		3,718,030

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $4,413,988 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $4,506,741.	$ 4,413,988	4,413,988

Total Repurchase Agreement (Cost $4,413,988)		4,413,988

Total Investments (Cost $178,677,462)		143,166,585
Net Other Assets (Liabilities) - (1.9)%		(2,704,488)

Net Assets - 100.0%		$ 140,462,097

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	7.2%	$ 10,320,045
Industrial Conglomerates	5.3	7,617,048
Banks	5.1	7,274,022
Capital Markets	4.5	6,452,313
Food & Staples Retailing	4.2	6,021,375
Health Care Equipment & Supplies	4.2	5,989,993
Diversified Financial Services	3.9	5,599,507
Household Durables	3.9	5,528,152
Entertainment	3.2	4,585,590
Food Products	3.2	4,570,489
Insurance	3.2	4,566,675
Semiconductors & Semiconductor Equipment	3.0	4,280,743
Electrical Equipment	3.0	4,246,615
Oil, Gas & Consumable Fuels	2.6	3,706,742
Electronic Equipment, Instruments & Components	2.5	3,635,707
Multi-Utilities	2.5	3,539,349
Wireless Telecommunication Services	2.4	3,486,681
Personal Products	2.4	3,479,330
Beverages	2.2	3,209,009
Chemicals	2.1	2,996,615
Software	2.0	2,869,351
Airlines	1.7	2,480,132
Real Estate Management & Development	1.6	2,252,146
Auto Components	1.6	2,231,412
Health Care Providers & Services	1.5	2,155,771
Containers & Packaging	1.4	1,986,403
Metals & Mining	1.2	1,742,263
Internet & Direct Marketing Retail	1.2	1,731,720
Trading Companies & Distributors	1.2	1,659,410
Construction Materials	1.2	1,644,837
Tobacco	1.0	1,485,637
Machinery	1.0	1,469,884
Leisure Products	1.0	1,420,689
IT Services	0.8	1,207,821
Technology Hardware, Storage & Peripherals	0.8	1,166,445
Marine	0.8	1,152,273
Equity Real Estate Investment Trusts	0.8	1,150,554
Aerospace & Defense	0.7	1,009,238
Distributors	0.7	987,246
Hotels, Restaurants & Leisure	0.6	790,287
Interactive Media & Services	0.4	584,582
Media	0.4	571,382
Energy Equipment & Services	0.1	179,084

Investments	94.3	135,034,567
Short-Term Investments	5.7	8,132,018

Total Investments	100.0%	$ 143,166,585

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,756,302	$131,278,265	$—	$135,034,567
Other Investment Company	3,718,030	—	—	3,718,030
Repurchase Agreement	—	4,413,988	—	4,413,988

Total Investments	$7,474,332	$135,692,253	$—	$143,166,585

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,671,660, collateralized by cash collateral of $3,718,030 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,192,032. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.0%
Boeing Co.	5,044	$ 752,262
General Dynamics Corp.	2,188	289,494
Howmet Aerospace, Inc.	3,526	56,628
Huntington Ingalls Industries, Inc.	373	67,964
L3 Harris Technologies, Inc.	2,061	371,227
Lockheed Martin Corp.	2,342	793,821
Northrop Grumman Corp.	1,481	448,077
Raytheon Co.	2,596	340,466
Textron, Inc.	2,017	53,793
TransDigm Group, Inc.	474	151,770
United Technologies Corp.	7,654	722,002

		4,047,504

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	1,237	81,889
Expeditors International of Washington, Inc.	1,632	108,887
FedEx Corp.	2,241	271,744
United Parcel Service, Inc., Class B	6,612	617,693

		1,080,213

Airlines - 0.2%
Alaska Air Group, Inc.	1,145	32,598
American Airlines Group, Inc.	3,443	41,970
Delta Air Lines, Inc.	5,485	156,487
Southwest Airlines Co.	4,447	158,358
United Airlines Holdings, Inc. (A)	2,030	64,047

		453,460

Auto Components - 0.1%
Aptiv PLC	2,440	120,146
BorgWarner, Inc.	1,928	46,985

		167,131

Automobiles - 0.2%
Ford Motor Co.	37,015	178,783
General Motors Co.	11,755	244,269
Harley-Davidson, Inc.	1,283	24,287

		447,339

Banks - 4.1%
Bank of America Corp.	76,242	1,618,618
Citigroup, Inc.	20,583	866,956
Citizens Financial Group, Inc.	4,058	76,331
Comerica, Inc.	1,321	38,758
Fifth Third Bancorp	6,459	95,916
First Republic Bank	1,608	132,306
Huntington Bancshares, Inc.	9,972	81,870
JPMorgan Chase & Co.	29,525	2,658,136
KeyCorp	8,974	93,060
M&T Bank Corp.	1,261	130,425
People’s United Financial, Inc.	4,144	45,791
PNC Financial Services Group, Inc.	4,082	390,729
Regions Financial Corp.	9,012	80,838
SVB Financial Group (A)	497	75,087
Truist Financial Corp.	12,493	385,284
US Bancorp	13,431	462,698
Wells Fargo & Co.	36,269	1,040,920
Zions Bancorp NA	1,647	44,074

		8,317,797

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.8%
Brown-Forman Corp., Class B	1,753	$ 97,309
Coca-Cola Co.	36,320	1,607,160
Constellation Brands, Inc., Class A	1,591	228,086
Molson Coors Beverage Co., Class B	1,675	65,342
Monster Beverage Corp. (A)	3,573	201,017
PepsiCo, Inc.	13,134	1,577,393

		3,776,307

Biotechnology - 2.4%
AbbVie, Inc.	13,939	1,062,012
Alexion Pharmaceuticals, Inc. (A)	2,074	186,224
Amgen, Inc.	5,599	1,135,085
Biogen, Inc. (A)	1,704	539,112
Gilead Sciences, Inc.	11,926	891,588
Incyte Corp. (A)	1,710	125,223
Regeneron Pharmaceuticals, Inc. (A)	745	363,776
Vertex Pharmaceuticals, Inc. (A)	2,427	577,505

		4,880,525

Building Products - 0.3%
A.O. Smith Corp.	1,342	50,741
Allegion PLC	845	77,757
Fortune Brands Home & Security, Inc.	1,272	55,014
Johnson Controls International PLC	7,332	197,671
Masco Corp.	2,604	90,020
Trane Technologies PLC	2,279	188,223

		659,426

Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,211	124,103
Bank of New York Mellon Corp.	7,842	264,119
BlackRock, Inc.	1,114	490,127
Cboe Global Markets, Inc.	1,067	95,230
Charles Schwab Corp.	10,657	358,288
CME Group, Inc.	3,383	584,955
E*TRADE Financial Corp.	2,066	70,905
Franklin Resources, Inc.	2,660	44,395
Goldman Sachs Group, Inc.	3,010	465,316
Intercontinental Exchange, Inc.	5,187	418,850
Invesco, Ltd.	3,623	32,897
MarketAxess Holdings, Inc.	363	120,723
Moody’s Corp.	1,515	320,423
Morgan Stanley	11,465	389,810
MSCI, Inc.	804	232,324
Nasdaq, Inc.	1,102	104,635
Northern Trust Corp.	2,020	152,429
Raymond James Financial, Inc.	1,124	71,037
S&P Global, Inc.	2,308	565,575
State Street Corp.	3,409	181,597
T. Rowe Price Group, Inc.	2,219	216,685

		5,304,423

Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,083	415,788
Albemarle Corp.	970	54,679
Celanese Corp.	1,166	85,573
CF Industries Holdings, Inc.	1,994	54,237
Corteva, Inc.	7,125	167,438
Dow, Inc.	6,939	202,896
DuPont de Nemours, Inc.	6,925	236,142
Eastman Chemical Co.	1,283	59,762
Ecolab, Inc.	2,338	364,331
FMC Corp.	1,247	101,867
International Flavors & Fragrances, Inc.	967	98,711

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	5,065	$ 876,245
LyondellBasell Industries NV, Class A	2,336	115,936
Mosaic Co.	3,390	36,680
PPG Industries, Inc.	2,248	187,933
Sherwin-Williams Co.	766	351,992

		3,410,210

Commercial Services & Supplies - 0.4%
Cintas Corp.	800	138,576
Copart, Inc. (A)	1,952	133,751
Republic Services, Inc.	2,008	150,721
Rollins, Inc.	1,381	49,909
Waste Management, Inc.	3,637	336,641

		809,598

Communications Equipment - 1.0%
Arista Networks, Inc. (A)	520	105,326
Cisco Systems, Inc.	39,955	1,570,631
F5 Networks, Inc. (A)	566	60,353
Juniper Networks, Inc.	3,082	58,989
Motorola Solutions, Inc.	1,626	216,128

		2,011,427

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,302	103,210
Quanta Services, Inc.	1,222	38,774

		141,984

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	583	110,321
Vulcan Materials Co.	1,206	130,333

		240,654

Consumer Finance - 0.5%
American Express Co.	6,334	542,254
Capital One Financial Corp.	4,357	219,680
Discover Financial Services	3,005	107,188
Synchrony Financial	5,158	82,992

		952,114

Containers & Packaging - 0.3%
Amcor PLC	15,111	122,701
Avery Dennison Corp.	761	77,523
Ball Corp.	3,110	201,093
International Paper Co.	3,658	113,873
Packaging Corp. of America	867	75,282
Sealed Air Corp.	1,325	32,741
WestRock Co.	2,356	66,580

		689,793

Distributors - 0.1%
Genuine Parts Co.	1,398	94,127
LKQ Corp. (A)	2,800	57,428

		151,555

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,702	23,964

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (A)	18,410	3,365,900

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	68,783	2,005,024
CenturyLink, Inc.	9,422	89,132
Verizon Communications, Inc.	38,942	2,092,354

		4,186,510

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 2.2%
Alliant Energy Corp.	2,304	$ 111,260
American Electric Power Co., Inc.	4,604	368,228
Duke Energy Corp.	6,884	556,778
Edison International	3,322	182,012
Entergy Corp.	1,868	175,536
Evergy, Inc.	2,125	116,981
Eversource Energy	3,028	236,820
Exelon Corp.	9,070	333,867
FirstEnergy Corp.	5,061	202,794
NextEra Energy, Inc.	4,607	1,108,536
NRG Energy, Inc.	2,227	60,708
Pinnacle West Capital Corp.	1,025	77,685
PPL Corp.	7,312	180,460
Southern Co.	9,904	536,203
Xcel Energy, Inc.	4,897	295,289

		4,543,157

Electrical Equipment - 0.4%
AMETEK, Inc.	2,178	156,860
Eaton Corp. PLC	3,860	299,883
Emerson Electric Co.	5,688	271,033
Rockwell Automation, Inc.	1,100	166,001

		893,777

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	2,815	205,157
CDW Corp.	1,372	127,966
Corning, Inc.	7,330	150,558
FLIR Systems, Inc.	1,275	40,660
IPG Photonics Corp. (A)	350	38,598
Keysight Technologies, Inc. (A)	1,787	149,536
TE Connectivity, Ltd.	3,178	200,151
Zebra Technologies Corp., Class A (A)	490	89,964

		1,002,590

Energy Equipment & Services - 0.2%
Baker Hughes Co.	6,178	64,869
Halliburton Co.	7,999	54,793
Helmerich & Payne, Inc.	906	14,179
National Oilwell Varco, Inc.	3,573	35,123
Schlumberger, Ltd.	12,783	172,443
TechnipFMC PLC	3,918	26,407

		367,814

Entertainment - 2.0%
Activision Blizzard, Inc.	7,157	425,698
Electronic Arts, Inc. (A)	2,767	277,170
Live Nation Entertainment, Inc. (A)	1,300	59,098
Netflix, Inc. (A)	4,128	1,550,064
Take-Two Interactive Software, Inc. (A)	1,082	128,336
Walt Disney Co.	16,974	1,639,689

		4,080,055

Equity Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	1,168	160,086
American Tower Corp.	4,177	909,542
Apartment Investment & Management Co., Class A	1,383	48,612
AvalonBay Communities, Inc.	1,329	195,589
Boston Properties, Inc.	1,309	120,729

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.	3,926	$ 566,914
Digital Realty Trust, Inc.	2,452	340,607
Duke Realty Corp.	3,523	114,075
Equinix, Inc.	806	503,403
Equity Residential	3,320	204,877
Essex Property Trust, Inc.	601	132,364
Extra Space Storage, Inc.	1,174	112,422
Federal Realty Investment Trust	644	48,049
Healthpeak Properties, Inc.	4,608	109,901
Host Hotels & Resorts, Inc.	6,918	76,375
Iron Mountain, Inc.	2,630	62,594
Kimco Realty Corp.	3,923	37,935
Mid-America Apartment Communities, Inc.	1,063	109,521
Prologis, Inc.	6,971	560,259
Public Storage	1,424	282,821
Realty Income Corp.	3,103	154,716
Regency Centers Corp.	1,530	58,798
SBA Communications Corp.	1,052	284,008
Simon Property Group, Inc.	2,921	160,246
SL Green Realty Corp.	776	33,446
UDR, Inc.	2,737	100,010
Ventas, Inc.	3,391	90,879
Vornado Realty Trust	1,446	52,360
Welltower, Inc.	3,804	174,147
Weyerhaeuser Co.	7,122	120,718

		5,926,003

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	4,162	1,186,711
Kroger Co.	7,491	225,629
Sysco Corp.	4,781	218,157
Walgreens Boots Alliance, Inc.	6,989	319,747
Walmart, Inc.	13,361	1,518,077

		3,468,321

Food Products - 1.2%
Archer-Daniels-Midland Co.	5,296	186,313
Campbell Soup Co.	1,553	71,686
Conagra Brands, Inc.	4,549	133,468
General Mills, Inc.	5,637	297,464
Hershey Co.	1,411	186,958
Hormel Foods Corp.	2,617	122,057
J.M. Smucker Co.	1,091	121,101
Kellogg Co.	2,340	140,377
Kraft Heinz Co.	5,941	146,980
Lamb Weston Holdings, Inc.	1,409	80,454
McCormick & Co., Inc.	1,178	166,345
Mondelez International, Inc., Class A	13,585	680,337
Tyson Foods, Inc., Class A	2,808	162,499

		2,496,039

Gas Utilities - 0.1%
Atmos Energy Corp.	1,144	113,519

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	16,653	1,314,088
ABIOMED, Inc. (A)	420	60,967
Align Technology, Inc. (A)	654	113,763
Baxter International, Inc.	4,757	386,221
Becton Dickinson and Co.	2,554	586,833
Boston Scientific Corp. (A)	12,988	423,798
Cooper Cos., Inc.	462	127,360

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Danaher Corp.	6,028	$ 834,336
DENTSPLY SIRONA, Inc.	2,149	83,446
Edwards Lifesciences Corp. (A)	1,944	366,677
Hologic, Inc. (A)	2,583	90,663
IDEXX Laboratories, Inc. (A)	816	197,668
Intuitive Surgical, Inc. (A)	1,092	540,769
Medtronic PLC	12,632	1,139,154
ResMed, Inc.	1,367	201,345
STERIS PLC	770	107,777
Stryker Corp.	3,042	506,463
Teleflex, Inc.	443	129,737
Varian Medical Systems, Inc. (A)	874	89,725
Zimmer Biomet Holdings, Inc.	1,955	197,611

		7,498,401

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	1,438	127,263
Anthem, Inc.	2,395	543,761
Cardinal Health, Inc.	2,727	130,732
Centene Corp. (A)	5,449	323,725
Cigna Corp.	3,526	624,737
CVS Health Corp.	12,273	728,157
DaVita, Inc. (A)	834	63,434
HCA Healthcare, Inc.	2,475	222,379
Henry Schein, Inc. (A)	1,340	67,697
Humana, Inc.	1,235	387,815
Laboratory Corp. of America Holdings (A)	904	114,256
McKesson Corp.	1,685	227,913
Quest Diagnostics, Inc.	1,257	100,937
UnitedHealth Group, Inc.	8,921	2,224,719
Universal Health Services, Inc., Class B	732	72,527

		5,960,052

Health Care Technology - 0.1%
Cerner Corp.	2,987	188,151

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	3,656	48,149
Chipotle Mexican Grill, Inc. (A)	243	159,019
Darden Restaurants, Inc.	1,165	63,446
Hilton Worldwide Holdings, Inc.	2,682	183,020
Las Vegas Sands Corp.	3,221	136,796
Marriott International, Inc., Class A	2,540	190,017
McDonald’s Corp.	7,096	1,173,324
MGM Resorts International	4,810	56,758
Norwegian Cruise Line Holdings, Ltd. (A)	1,937	21,229
Royal Caribbean Cruises, Ltd.	1,566	50,378
Starbucks Corp.	11,139	732,278
Wynn Resorts, Ltd.	857	51,583
Yum! Brands, Inc.	2,873	196,887

		3,062,884

Household Durables - 0.3%
D.R. Horton, Inc.	3,052	103,768
Garmin, Ltd.	1,386	103,895
Leggett & Platt, Inc.	1,265	33,750
Lennar Corp., Class A	2,549	97,372
Mohawk Industries, Inc. (A)	553	42,161
Newell Brands, Inc.	3,547	47,104
NVR, Inc. (A)	32	82,211
PulteGroup, Inc.	2,421	54,037
Whirlpool Corp.	578	49,592

		613,890

The notes are an integral part of this report. Transamerica Series Trust	Page 3

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 1.9%
Church & Dwight Co., Inc.	2,302	$ 147,742
Clorox Co.	1,192	206,514
Colgate-Palmolive Co.	8,093	537,052
Kimberly-Clark Corp.	3,193	408,289
Procter & Gamble Co.	23,477	2,582,470

		3,882,067

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	6,304	85,734

Industrial Conglomerates - 1.3%
3M Co.	5,424	740,430
General Electric Co.	82,425	654,455
Honeywell International, Inc.	6,737	901,343
Roper Technologies, Inc.	971	302,768

		2,598,996

Insurance - 2.0%
Aflac, Inc.	6,872	235,297
Allstate Corp.	3,028	277,758
American International Group, Inc.	8,158	197,832
Aon PLC	2,183	360,282
Arthur J. Gallagher & Co.	1,779	145,006
Assurant, Inc.	563	58,603
Chubb, Ltd.	4,282	478,257
Cincinnati Financial Corp.	1,417	106,913
Everest Re Group, Ltd.	372	71,580
Globe Life, Inc.	918	66,068
Hartford Financial Services Group, Inc.	3,279	115,552
Lincoln National Corp.	1,808	47,587
Loews Corp.	2,463	85,786
Marsh & McLennan Cos., Inc.	4,769	412,328
MetLife, Inc.	7,320	223,772
Principal Financial Group, Inc.	2,494	78,162
Progressive Corp.	5,446	402,133
Prudential Financial, Inc.	3,717	193,804
Travelers Cos., Inc.	2,448	243,209
Unum Group	1,985	29,795
Willis Towers Watson PLC	1,204	204,499
WR Berkley Corp.	1,335	69,647

		4,103,870

Interactive Media & Services - 5.1%
Alphabet, Inc., Class A (A)	2,820	3,276,699
Alphabet, Inc., Class C (A)	2,813	3,270,985
Facebook, Inc., Class A (A)	22,648	3,777,686
Twitter, Inc. (A)	7,272	178,600

		10,503,970

Internet & Catalog Retail - 0.3%
Booking Holdings, Inc. (A)	395	531,402
Expedia Group, Inc.	1,304	73,376

		604,778

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (A)	3,919	7,640,953
eBay, Inc.	7,154	215,049

		7,856,002

IT Services - 5.5%
Accenture PLC, Class A	5,986	977,274
Akamai Technologies, Inc. (A)	1,508	137,967
Alliance Data Systems Corp.	341	11,475
Automatic Data Processing, Inc.	4,086	558,474

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	1,099	$ 104,218
Cognizant Technology Solutions Corp., Class A	5,117	237,787
DXC Technology Co.	2,351	30,681
Fidelity National Information Services, Inc.	5,797	705,147
Fiserv, Inc. (A)	5,394	512,376
FleetCor Technologies, Inc. (A)	814	151,844
Gartner, Inc. (A)	862	85,829
Global Payments, Inc.	2,801	403,988
International Business Machines Corp.	8,349	926,155
Jack Henry & Associates, Inc.	700	108,668
Leidos Holdings, Inc.	1,218	111,630
Mastercard, Inc., Class A	8,359	2,019,200
Paychex, Inc.	2,988	188,005
PayPal Holdings, Inc. (A)	11,065	1,059,363
VeriSign, Inc. (A)	983	177,028
Visa, Inc., Class A	16,115	2,596,449
Western Union Co.	3,946	71,541

		11,175,099

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,227	87,792

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	2,896	207,412
Illumina, Inc. (A)	1,370	374,174
IQVIA Holdings, Inc. (A)	1,692	182,499
Mettler-Toledo International, Inc. (A)	232	160,198
PerkinElmer, Inc.	1,014	76,334
Thermo Fisher Scientific, Inc.	3,779	1,071,725
Waters Corp. (A)	603	109,776

		2,182,118

Machinery - 1.4%
Caterpillar, Inc.	5,217	605,381
Cummins, Inc.	1,456	197,026
Deere & Co.	2,935	405,500
Dover Corp.	1,392	116,845
Flowserve Corp.	1,120	26,757
Fortive Corp.	2,818	155,525
IDEX Corp.	731	100,958
Illinois Tool Works, Inc.	2,726	387,419
Ingersoll Rand, Inc. (A)	3,158	78,318
PACCAR, Inc.	3,241	198,122
Parker-Hannifin Corp.	1,191	154,508
Pentair PLC	1,566	46,604
Snap-on, Inc.	503	54,737
Stanley Black & Decker, Inc.	1,451	145,100
Westinghouse Air Brake Technologies Corp.	1,651	79,463
Xylem, Inc.	1,680	109,418

		2,861,681

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,479	645,302
Comcast Corp., Class A	42,759	1,470,054
Discovery, Inc., Class A (A) (C)	1,300	25,272
Discovery, Inc., Class C (A)	3,070	53,848
DISH Network Corp., Class A (A)	2,289	45,757
Fox Corp., Class A	3,420	80,815
Fox Corp., Class B (A)	1,527	34,938
Interpublic Group of Cos., Inc.	3,556	57,572
News Corp., Class A	3,347	30,039
News Corp., Class B	1,012	9,098
Omnicom Group, Inc.	2,030	111,447
ViacomCBS, Inc., Class B	4,925	68,999

		2,633,141

The notes are an integral part of this report. Transamerica Series Trust	Page 4

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	13,534	$ 91,354
Newmont Corp.	7,645	346,166
Nucor Corp.	2,835	102,117

		539,637

Multi-Utilities - 1.1%
Ameren Corp.	2,344	170,713
CenterPoint Energy, Inc.	4,768	73,665
CMS Energy Corp.	2,707	159,036
Consolidated Edison, Inc.	3,154	246,012
Dominion Energy, Inc.	7,772	561,061
DTE Energy Co.	1,802	171,136
NiSource, Inc.	3,406	85,048
Public Service Enterprise Group, Inc.	4,804	215,748
Sempra Energy	2,631	297,277
WEC Energy Group, Inc.	2,991	263,597

		2,243,293

Multiline Retail - 0.5%
Dollar General Corp.	2,373	358,347
Dollar Tree, Inc. (A)	2,250	165,308
Kohl’s Corp.	1,494	21,798
Macy’s, Inc. (C)	2,551	12,525
Nordstrom, Inc.	891	13,668
Target Corp.	4,786	444,954

		1,016,600

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	3,432	14,346
Cabot Oil & Gas Corp.	3,954	67,969
Chevron Corp.	17,815	1,290,875
Concho Resources, Inc.	1,878	80,472
ConocoPhillips	10,239	315,361
Devon Energy Corp.	3,586	24,779
Diamondback Energy, Inc.	1,429	37,440
EOG Resources, Inc.	5,520	198,278
Exxon Mobil Corp.	39,854	1,513,256
Hess Corp.	2,418	80,519
HollyFrontier Corp.	1,258	30,834
Kinder Morgan, Inc.	18,203	253,386
Marathon Oil Corp.	7,323	24,093
Marathon Petroleum Corp.	6,217	146,846
Noble Energy, Inc.	4,378	26,443
Occidental Petroleum Corp.	8,262	95,674
ONEOK, Inc.	3,972	86,629
Phillips 66	4,156	222,970
Pioneer Natural Resources Co.	1,506	105,646
Valero Energy Corp.	3,853	174,772
Williams Cos., Inc.	11,549	163,418

		4,954,006

Personal Products - 0.2%
Coty, Inc., Class A	2,458	12,683
Estee Lauder Cos., Inc., Class A	2,075	330,631

		343,314

Pharmaceuticals - 5.1%
Allergan PLC	3,099	548,833
Bristol-Myers Squibb Co.	22,089	1,231,241
Eli Lilly & Co.	7,963	1,104,627
Johnson & Johnson	24,773	3,248,484
Merck & Co., Inc.	23,977	1,844,790
Mylan NV (A)	4,701	70,092
Perrigo Co. PLC	1,264	60,786

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	52,121	$ 1,701,229
Zoetis, Inc.	4,499	529,487

		10,339,569

Professional Services - 0.3%
Equifax, Inc.	1,156	138,084
IHS Markit, Ltd.	3,805	228,300
Nielsen Holdings PLC	3,381	42,398
Robert Half International, Inc.	1,098	41,449
Verisk Analytics, Inc.	1,534	213,809

		664,040

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	3,046	114,865

Road & Rail - 1.0%
CSX Corp.	7,349	421,098
JB Hunt Transport Services, Inc.	780	71,939
Kansas City Southern	924	117,514
Norfolk Southern Corp.	2,432	355,072
Old Dominion Freight Line, Inc.	916	120,234
Union Pacific Corp.	6,545	923,107

		2,008,964

Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (A)	11,044	502,281
Analog Devices, Inc.	3,436	308,037
Applied Materials, Inc.	8,611	394,556
Broadcom, Inc.	3,740	886,754
Intel Corp.	40,955	2,216,485
KLA Corp.	1,498	215,323
Lam Research Corp.	1,355	325,200
Maxim Integrated Products, Inc.	2,524	122,692
Microchip Technology, Inc.	2,245	152,211
Micron Technology, Inc. (A)	10,458	439,863
NVIDIA Corp.	5,764	1,519,390
Qorvo, Inc. (A)	1,117	90,064
QUALCOMM, Inc.	10,770	728,590
Skyworks Solutions, Inc.	1,625	145,243
Texas Instruments, Inc.	8,811	880,483
Xilinx, Inc.	2,390	186,277

		9,113,449

Software - 8.5%
Adobe, Inc. (A)	4,560	1,451,174
ANSYS, Inc. (A)	802	186,441
Autodesk, Inc. (A)	2,052	320,317
Cadence Design Systems, Inc. (A)	2,670	176,327
Citrix Systems, Inc.	1,098	155,422
Fortinet, Inc. (A)	1,325	134,050
Intuit, Inc.	2,457	565,110
Microsoft Corp.	71,774	11,319,478
Norton Lifelock, Inc.	5,504	102,980
Oracle Corp.	20,419	986,850
Paycom Software, Inc. (A)	449	90,702
salesforce.com, Inc. (A)	8,356	1,203,097
ServiceNow, Inc. (A)	1,781	510,399
Synopsys, Inc. (A)	1,430	184,170

		17,386,517

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	635	59,258
AutoZone, Inc. (A)	223	188,658
Best Buy Co., Inc.	2,174	123,918
CarMax, Inc. (A)	1,534	82,575
Gap, Inc.	1,769	12,454

The notes are an integral part of this report. Transamerica Series Trust	Page 5

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Home Depot, Inc.	10,271	$ 1,917,698
L Brands, Inc.	1,984	22,935
Lowe’s Cos., Inc.	7,235	622,572
O’Reilly Automotive, Inc. (A)	719	216,455
Ross Stores, Inc.	3,381	294,046
Tiffany & Co.	1,008	130,536
TJX Cos., Inc.	11,454	547,616
Tractor Supply Co.	1,080	91,314
Ulta Beauty, Inc. (A)	533	93,648

		4,403,683

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	39,296	9,992,580
Hewlett Packard Enterprise Co.	12,386	120,268
HP, Inc.	14,063	244,134
NetApp, Inc.	2,092	87,215
Seagate Technology PLC	2,121	103,505
Western Digital Corp.	2,708	112,707
Xerox Holdings Corp.	1,799	34,073

		10,694,482

Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings, Ltd. (A)	1,239	13,369
Hanesbrands, Inc.	3,496	27,513
NIKE, Inc., Class B	11,747	971,947
PVH Corp.	711	26,762
Ralph Lauren Corp.	424	28,336
Tapestry, Inc.	2,385	30,886
Under Armour, Inc., Class A (A)	1,565	14,414
Under Armour, Inc., Class C (A)	1,618	13,041
VF Corp.	3,117	168,567

		1,294,835

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.9%
Altria Group, Inc.	17,632	$ 681,830
Philip Morris International, Inc.	14,665	1,069,958

		1,751,788

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,456	170,500
United Rentals, Inc. (A)	717	73,779
WW Grainger, Inc.	418	103,873

		348,152

Water Utilities - 0.1%
American Water Works Co., Inc.	1,719	205,524

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	2,959	248,260

Total Common Stocks (Cost $225,795,177)		201,578,713

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	20,656	20,656

Total Other Investment Company (Cost $20,656)		20,656

Total Investments (Cost $225,815,833)		201,599,369
Net Other Assets (Liabilities) - 1.3%		2,598,145

Net Assets - 100.0%		$ 204,197,514

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	19	06/19/2020	$2,393,015	$2,441,215	$48,200	$—

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica U.S. Equity Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$201,578,713	$—	$—	$201,578,713
Other Investment Company	20,656	—	—	20,656

Total Investments	$201,599,369	$—	$—	$201,599,369

Other Financial Instruments
Futures Contracts (F)	$48,200	$—	$—	$48,200

Total Other Financial Instruments	$48,200	$—	$—	$48,200

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,591, collateralized by cash collateral of $20,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 7

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.0%
Raytheon Co.	774	$ 101,510

Beverages - 2.4%
Constellation Brands, Inc., Class A	821	117,699
Monster Beverage Corp. (A)	2,227	125,291

		242,990

Biotechnology - 3.4%
Biogen, Inc. (A)	204	64,542
Sarepta Therapeutics, Inc. (A) (B)	487	47,638
Seattle Genetics, Inc. (A)	799	92,189
Vertex Pharmaceuticals, Inc. (A)	611	145,387

		349,756

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	1,978	85,548

Chemicals - 1.5%
PPG Industries, Inc.	1,007	84,185
Sherwin-Williams Co.	140	64,333

		148,518

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	1,138	77,976

Consumer Finance - 1.7%
American Express Co.	1,332	114,032
Capital One Financial Corp.	1,197	60,353

		174,385

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	1,419	76,243

Electrical Equipment - 1.7%
AMETEK, Inc.	1,211	87,216
Eaton Corp. PLC	1,106	85,925

		173,141

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	766	71,445
Zebra Technologies Corp., Class A (A)	357	65,545

		136,990

Entertainment - 2.0%
Activision Blizzard, Inc.	1,917	114,023
Walt Disney Co.	950	91,770

		205,793

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	644	140,231

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	663	189,041

Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	2,000	162,380
Becton Dickinson and Co.	421	96,733
Edwards Lifesciences Corp. (A)	490	92,424
Teleflex, Inc.	334	97,815

		449,352

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	1,066	$ 265,839

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	613	101,360

Household Products - 2.2%
Colgate-Palmolive Co.	1,982	131,526
Procter & Gamble Co.	807	88,770

		220,296

Insurance - 0.8%
Allstate Corp.	896	82,190

Interactive Media & Services - 8.3%
Alphabet, Inc., Class A (A)	394	457,808
Facebook, Inc., Class A (A)	2,335	389,478

		847,286

Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (A)	379	738,944

IT Services - 8.4%
EPAM Systems, Inc. (A)	441	81,876
FleetCor Technologies, Inc. (A)	527	98,307
Global Payments, Inc.	912	131,538
GoDaddy, Inc., Class A (A)	1,665	95,088
Mastercard, Inc., Class A	1,229	296,877
PayPal Holdings, Inc. (A)	1,550	148,397

		852,083

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	577	163,637

Machinery - 2.1%
Illinois Tool Works, Inc.	926	131,603
Nordson Corp.	639	86,310

		217,913

Pharmaceuticals - 2.7%
Allergan PLC	523	92,623
Eli Lilly & Co.	1,279	177,423

		270,046

Professional Services - 0.7%
Equifax, Inc.	553	66,056

Road & Rail - 1.3%
Norfolk Southern Corp.	494	72,124
Uber Technologies, Inc. (A)	2,035	56,817

		128,941

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (A)	2,671	121,477
Entegris, Inc.	1,533	68,633
KLA Corp.	658	94,581
Marvell Technology Group, Ltd.	4,537	102,672
Micron Technology, Inc. (A)	1,834	77,138
Teradyne, Inc.	653	35,373

		499,874

Software - 17.2%
Adobe, Inc. (A)	771	245,363
DocuSign, Inc. (A)	1,104	102,010
Guidewire Software, Inc. (A)	840	66,620
Microsoft Corp.	5,105	805,109

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	1,516	$ 218,274
ServiceNow, Inc. (A)	496	142,144
SS&C Technologies Holdings, Inc.	1,589	69,630
Workday, Inc., Class A (A)	734	95,581

		1,744,731

Specialty Retail - 1.4%
TJX Cos., Inc.	2,971	142,043

Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	3,075	781,942

Textiles, Apparel & Luxury Goods - 3.2%
NIKE, Inc., Class B	1,976	163,495
PVH Corp.	955	35,946
Under Armour, Inc., Class C (A)	6,570	52,954
VF Corp.	1,412	76,361

		328,756

Total Common Stocks (Cost $7,672,484)		10,003,411

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $184,439 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $192,997.

$ 184,439	$ 184,439

Total Repurchase Agreement (Cost $184,439)	184,439

Total Investments (Cost $7,856,923)	10,187,850
Net Other Assets (Liabilities) - (0.3)%	(31,109)

Net Assets - 100.0%	$ 10,156,741

SECURITY VALUATION:
Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,003,411	$—	$—	$10,003,411
Repurchase Agreement	—	184,439	—	184,439

Total Investments	$10,003,411	$184,439	$—	$10,187,850

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $47,149, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $ 48,200. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.0%
Raytheon Co.	222,671	$ 29,203,302

Beverages - 2.4%
Constellation Brands, Inc., Class A	236,319	33,878,692
Monster Beverage Corp. (A)	640,961	36,060,466

		69,939,158

Biotechnology - 3.4%
Biogen, Inc. (A)	58,656	18,557,585
Sarepta Therapeutics, Inc. (A) (B)	140,323	13,726,396
Seattle Genetics, Inc. (A)	230,030	26,540,861
Vertex Pharmaceuticals, Inc. (A)	175,968	41,871,586

		100,696,428

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	569,204	24,618,073

Chemicals - 1.6%
PPG Industries, Inc.	289,962	24,240,823
Sherwin-Williams Co.	50,188	23,062,390

		47,303,213

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	327,435	22,435,846

Consumer Finance - 1.7%
American Express Co.	383,280	32,812,601
Capital One Financial Corp.	344,272	17,358,194

		50,170,795

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	408,683	21,958,538

Electrical Equipment - 1.7%
AMETEK, Inc.	348,617	25,107,396
Eaton Corp. PLC	318,332	24,731,213

		49,838,609

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	222,288	20,732,802
Zebra Technologies Corp., Class A (A)	102,989	18,908,780

		39,641,582

Entertainment - 2.0%
Activision Blizzard, Inc.	551,892	32,826,536
Walt Disney Co.	271,003	26,178,890

		59,005,426

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp.	218,284	47,531,341

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	190,855	54,418,486

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	575,584	46,731,665
Becton Dickinson and Co.	121,140	27,834,338
Danaher Corp.	68,732	9,513,196
Edwards Lifesciences Corp. (A)	141,046	26,604,096
Teleflex, Inc.	96,087	28,140,039

		138,823,334

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	303,711	$ 75,739,449

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	176,092	29,116,812

Household Products - 2.1%
Colgate-Palmolive Co.	570,523	37,859,906
Procter & Gamble Co.	232,199	25,541,890

		63,401,796

Insurance - 0.8%
Allstate Corp.	257,933	23,660,194

Interactive Media & Services - 8.2%
Alphabet, Inc., Class A (A)	113,441	131,812,770
Facebook, Inc., Class A (A)	674,969	112,584,829

		244,397,599

Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (A)	109,017	212,552,625

IT Services - 8.7%
EPAM Systems, Inc. (A)	127,583	23,687,060
FleetCor Technologies, Inc. (A)	151,723	28,302,408
Global Payments, Inc.	263,502	38,004,894
GoDaddy, Inc., Class A (A)	479,200	27,367,112
Leidos Holdings, Inc.	47,055	4,312,591
Mastercard, Inc., Class A	353,849	85,475,764
PayPal Holdings, Inc. (A)	446,108	42,710,380
Visa, Inc., Class A	57,884	9,326,270

		259,186,479

Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	166,099	47,105,676

Machinery - 2.1%
Illinois Tool Works, Inc.	266,525	37,878,533
Nordson Corp.	184,037	24,857,878

		62,736,411

Pharmaceuticals - 2.6%
Allergan PLC	150,574	26,666,655
Eli Lilly & Co.	368,141	51,068,520

		77,735,175

Professional Services - 0.6%
Equifax, Inc.	159,209	19,017,515

Road & Rail - 1.3%
Norfolk Southern Corp.	142,152	20,754,192
Uber Technologies, Inc. (A)	585,665	16,351,767

		37,105,959

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (A)	771,269	35,077,314
Entegris, Inc.	437,537	19,588,532
KLA Corp.	190,393	27,367,090
Marvell Technology Group, Ltd.	1,305,784	29,549,892

The notes are an integral part of this report. Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (A)	527,988	$ 22,207,175
Teradyne, Inc.	182,100	9,864,357

		143,654,360

Software - 16.9%
Adobe, Inc. (A)	221,083	70,357,454
DocuSign, Inc. (A)	320,218	29,588,143
Guidewire Software, Inc. (A)	241,897	19,184,851
Microsoft Corp.	1,469,459	231,748,379
salesforce.com, Inc. (A)	436,325	62,822,073
ServiceNow, Inc. (A)	142,663	40,884,363
SS&C Technologies Holdings, Inc.	448,412	19,649,414
Workday, Inc., Class A (A)	211,188	27,500,901

		501,735,578

Specialty Retail - 1.4%
TJX Cos., Inc.	854,782	40,867,127

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	884,985	225,042,836

Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc., Class B	588,508	48,693,152
PVH Corp.	274,928	10,348,290
Under Armour, Inc., Class C (A)	1,891,404	15,244,716
VF Corp.	406,345	21,975,138

		96,261,296

Total Common Stocks (Cost $2,344,266,085)		2,914,901,018

Principal	Value
REPURCHASE AGREEMENT - 2.1%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2020, to be repurchased at $62,992,180 on 04/01/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 03/15/2022, and with a value of $64,252,351.

$ 62,992,180	$ 62,992,180

Total Repurchase Agreement (Cost $62,992,180)	62,992,180

Total Investments (Cost $2,407,258,265)	2,977,893,198
Net Other Assets (Liabilities) - (0.4)%	(10,746,285)

Net Assets - 100.0%	$ 2,967,146,913

SECURITY VALUATION: Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,914,901,018	$—	$—	$2,914,901,018
Repurchase Agreement	—	62,992,180	—	62,992,180

Total Investments	$2,914,901,018	$62,992,180	$—	$2,977,893,198

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $4,707,196, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,812,100. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2020, is disclosed within the Investment Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Portfolios as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying portfolios and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION (continued)

Certificate of Deposit: A certificate of deposit is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION (continued)

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3